UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-04419
                                  ----------------------------------------------

             AEGON/Transamerica Series Fund, Inc.
        ------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

             570 Carillon Parkway, St. Petersburg, Florida 33716
        ------------------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)

             John K. Carter, Esq., P.O. Box 5068, Clearwater, Florida 33758-5068
        ------------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code: (727) 299-1800
                                                   ------------------
Date of fiscal year end:  12/31/03
                        -----------------
Date of reporting period:  01/01/03 - 06/30/03
                         ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1 (REPORT TO SHAREHOLDERS): The Semi-Annual Report is attached.

The following pages contain the most recent semi-annual reports for the investment options in which you are invested. In compliance with the Securities and Exchange Commission regulations, we present these reports on a semi-annual basis with the hope that they will foster greater understanding of the investment options' holdings, performance, financial data, accounting policies and other issues. Unlike our past reports, this streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

AEGON Bond

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

                                              Principal              Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (13.1%)
  U.S. Government Strips
    Zero Coupon, due 11/15/2013 (a)           $    3,000        $   1,993
    Zero Coupon, due 02/15/2014                      750              490
    Zero Coupon, due 02/15/2016                    1,150              666
    Zero Coupon, due 05/15/2016                    2,000            1,144
    Zero Coupon, due 02/15/2017 (a)                8,400            4,588
    Zero Coupon, due 02/15/2019                      300              144
  U.S. Treasury Bond
   12.00%, due 08/15/2013 (a)                      5,400            7,848
   11.75%, due 11/15/2014 (a)                      6,365            9,622
    7.25%, due 05/15/2016 (a)                      2,000            2,660
    7.50%, due 11/15/2016                          3,250            4,412
    6.25%, due 08/15/2023                          5,000            6,125
    7.63%, due 02/15/2025 (a)                      1,000            1,422
    6.50%, due 11/15/2026                          1,500            1,903
  U.S. Treasury Inflation Index
    4.25%, due 01/15/2010                          1,639            1,929
                                                                ---------
Total U.S. Government Obligations (cost: $39,562)                  44,946
                                                                ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS (50.6%)
  Fannie Mae
    7.00%, due 01/25/2008                          1,950            2,067
    8.00%, due 07/01/2009                            817              877
    6.50%, due 12/25/2011                          2,125            2,195
    6.50%, due 12/25/2012                            910              953
    6.50%, due 12/25/2012                          1,156            1,190
    5.50%, due 11/15/2015                          2,000            2,099
    5.00%, due 11/25/2015                          1,500            1,559
    5.50%, due 12/15/2015                          2,250            2,362
    6.00%, due 03/25/2016                          1,000            1,067
    7.00%, due 12/25/2016                          1,220            1,337
    5.50%, due 04/25/2017                          1,000            1,070
    9.50%, due 06/25/2018                            834              933
    6.50%, due 02/25/2022                          1,000            1,057
    7.00%, due 06/17/2022                          2,000            2,064
    5.00%, due 05/15/2023                          1,500            1,533
    5.50%, due 05/25/2023                            500              519
    6.50%, due 11/25/2025                            705              725
    6.00%, due 07/25/2029                          1,000            1,048
    8.00%, due 01/15/2030                          2,129            2,325
    7.25%, due 09/15/2030                          2,000            2,167
    7.25%, due 12/15/2030                          1,000            1,087
    7.00%, due 03/25/2031                            750              799
    6.50%, due 04/15/2031                          4,751            4,962
    7.00%, due 09/25/2031                          1,000            1,067
    7.00%, due 09/25/2031                          1,000            1,073
    7.00%, due 11/25/2031                            562              609
    6.00%, due 11/25/2031                            955              996
    6.50%, due 04/25/2032                          1,500            1,587
    6.50%, due 04/25/2032                          2,361            2,462
    6.50%, due 11/25/2032                          1,000            1,087
    5.75%, due 06/25/2033                            750              769
    6.50%, due 10/25/2042                            495              534
    7.50%, due 12/25/2042                            918            1,024
    6.50%, due 12/25/2042                          1,853            1,996
  Fannie Mae-Conventional Pool
    7.50%, due 01/01/2008                            759              806
    6.50%, due 04/01/2008                          1,122            1,184
    6.50%, due 04/01/2009                            589              625
    5.50%, due 06/01/2012                            706              740
    6.00%, due 10/01/2016                          2,938            3,067
    5.50%, due 11/01/2016                          7,557            7,851
    5.00%, due 12/01/2016                            614              635
    6.50%, due 03/01/2017                            651              687
    5.50%, due 03/01/2017                          1,323            1,377
    5.50%, due 09/01/2017                            959              998
    9.00%, due 10/01/2019                            971            1,082
    9.00%, due 06/01/2025                            654              728
    6.00%, due 11/01/2031                          3,759            3,908
    6.00%, due 12/01/2032                            956              994
    6.00%, due 03/01/2033                            479              498
    6.00%, due 03/01/2033                            485              504
    6.00%, due 03/01/2033                            499              518
  Fannie Mae-Variable Rate (d)
   12.15%, due 10/25/2008                            551              618
   21.82%, due 02/25/2032                            519              600
   13.15%, due 12/25/2032                            196              203
    5.85%, due 03/25/2033                            206              207
    6.69%, due 03/25/2033                            249              250
    6.27%, due 04/25/2033                          1,488            1,511
   10.50%, due 07/25/2033                            350              343
  Freddie Mac
    6.50%, due 02/15/2008                            500              521
    5.50%, due 02/15/2009                          1,500            1,579
    6.00%, due 02/15/2013                          1,381            1,466
    6.50%, due 02/15/2013                          1,855            1,928
    5.50%, due 09/15/2013                            954            1,014
    5.50%, due 10/15/2013                            960            1,006
    6.50%, due 10/15/2013                            425              440
    6.00%, due 12/15/2013                          1,500            1,596
    6.00%, due 12/15/2013                          4,000            4,221
    6.00%, due 08/15/2015                          2,000            2,093
    8.50%, due 11/15/2015                            371              385
    6.00%, due 04/15/2016                          1,500            1,573
    8.50%, due 09/15/2017                            144              144
    6.50%, due 12/15/2017                          1,250            1,327
    6.00%, due 01/15/2019                            750              775
    8.50%, due 09/15/2020                            820              853

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                  AEGON Bond 1

AEGON Bond

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

                                              Principal              Value
--------------------------------------------------------------------------------
  Freddie Mac (continued)
    6.00%, due 12/15/2020                     $    1,000            $  1,047
    5.50%, due 12/15/2022                          1,000               1,062
    7.50%, due 02/15/2023                          3,204               3,355
    6.50%, due 01/15/2024                            961               1,006
    7.00%, due 03/15/2024                          1,000               1,092
    7.50%, due 09/15/2028                          1,000               1,030
    7.00%, due 06/15/2029                          1,000               1,084
    6.00%, due 11/15/2029                            531                 556
    6.00%, due 05/15/2030                            500                 532
    6.50%, due 05/15/2030                          1,000               1,017
    7.50%, due 08/15/2030                          1,706               1,780
    7.00%, due 10/15/2030                          1,205               1,291
    6.50%, due 08/15/2031                            845                 899
    6.50%, due 03/15/2032                            729                 784
    6.38%, due 03/15/2032                          1,000               1,080
    7.00%, due 03/15/2032                          5,000               5,352
    7.00%, due 04/15/2032                          1,000               1,082
    7.00%, due 05/15/2032                          1,618               1,749
    6.50%, due 06/15/2032                            600                 645
    6.50%, due 07/15/2032                            796                 867
    7.50%, due 07/25/2032                          2,232               2,489
    6.00%, due 11/15/2032                            500                 529
    6.00%, due 02/15/2033                            500                 537
    7.50%, due 08/25/2042                            956               1,066
    7.00%, due 02/25/2043                            650                 706
    6.50%, due 02/25/2043                          1,878               2,019
  Freddie Mac-Gold Pool
    6.50%, due 05/01/2009                            751                 794
    6.50%, due 04/01/2016                            388                 408
    6.50%, due 12/01/2017                          1,112               1,168
  Freddie Mac-Variable Rate (d)
   20.09%, due 10/15/2021                            342                 355
   10.44%, due 03/15/2024                            237                 239
    6.82%, due 03/15/2032                          2,199                 158
   10.00%, due 03/25/2032                            299                 324
    6.37%, due 02/15/2033                          2,287                 329
    5.82%, due 02/15/2033                          3,562                 451
    5.68%, due 03/15/2033                            158                 160
    5.92%, due 03/15/2033                          3,489                 468
  Ginnie Mae
    6.50%, due 08/20/2007                          1,032               1,048
    6.50%, due 02/16/2013                            649                 674
    6.00%, due 03/20/2013                          4,737               5,007
    5.50%, due 12/20/2013                            972               1,040
    6.00%, due 12/20/2014                            962               1,014
    6.50%, due 01/20/2019                            500                 520
    6.50%, due 07/20/2022                          1,500               1,571
    6.50%, due 10/16/2024                          1,200               1,303
    9.00%, due 05/16/2027                            295                 321
    6.50%, due 04/20/2029                            655                 721
    7.50%, due 11/20/2029                            980               1,069
    8.00%, due 12/20/2029                          1,322               1,426
    8.50%, due 02/16/2030                            663                 762
    8.00%, due 06/20/2030                            651                 693
    7.50%, due 09/20/2030                            983               1,061
    7.33%, due 11/20/2030                            661                 703
    6.50%, due 03/20/2031                          1,000               1,066
    7.00%, due 10/20/2031                            496                 537
    6.50%, due 12/20/2031                            773                 834
    5.50%, due 01/20/2032                          1,185                 154
    6.50%, due 01/20/2032                          1,000               1,070
    6.50%, due 06/20/2032                            500                 541
    6.50%, due 06/20/2032                          1,400               1,509
    6.50%, due 07/16/2032                          1,000               1,091
    6.50%, due 07/20/2032                            796                 867
    6.50%, due 08/20/2032                            500                 537
    0.00%, due 03/16/2033                            436                 408
    0.00%, due 06/16/2033                            400                 338
    6.50%, due 06/20/2033                            850                 935
  Ginnie Mae-FHA/VA Pool
    7.50%, due 09/15/2009                          1,068               1,151
    8.00%, due 01/15/2016                            692                 748
    7.00%, due 07/15/2017                            907                 971
    6.50%, due 03/15/2023                            696                 736
  Ginnie Mae-Variable Rate (d)
    7.39%, due 04/20/2030                            723                 737
   27.72%, due 04/20/2031                            568                 672
    6.77%, due 04/16/2032                          3,253                 301
                                                                    --------
Total U.S. Government Agency Obligations (cost: $172,914)            173,700
                                                                    --------
FOREIGN GOVERNMENT OBLIGATIONS (0.3%)
  United Mexican States
    4.63%, due 10/08/2008                            330                 337
    6.38%, due 01/16/2013                             75                  80
    7.50%, due 04/08/2033                            600                 636
                                                                    --------
Total Foreign Government Obligations (cost: $993)                      1,053
                                                                    --------
MORTGAGE-BACKED SECURITIES (12.7%)
  Aetna Commercial Mortgage Trust 1997-ALIC
    6.71%, due 01/15/2006                          2,500               2,748
  American Housing Trust
    9.13%, due 04/25/2021                            774                 825
  CBM Funding Corporation
    7.08%, due 11/01/2007                          1,796               1,978
  Chase Mortgage Finance Corporation
    6.75%, due 02/25/2025                            387                 388
    7.75%, due 11/25/2030                            276                 276
  Citicorp Mortgage Securities, Inc.
    7.50%, due 04/25/2025                            431                 434

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                   AEGON Bond 2

AEGON Bond

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

                                                     Principal              Value
------------------------------------------------------------------------------------
  Commercial Mortgage Asset Trust
    1999-C1
    6.59%, due 07/17/2008                            $    2,000           $   2,298
  Commercial Mortgage Pass-Through
    Certificate
    6.30%, due 07/16/2034                                 4,000               4,431
  Countrywide Alternative Loan Trust-
    Series 2001-12
    6.50%, due 01/25/2032                                 2,216               2,269
  Countrywide Alternative Loan Trust-
    Series 2001-6
    7.00%, due 07/25/2031                                 1,500               1,542
  Countrywide Alternative Loan Trust-
    Series 2002-26
    6.75%, due 04/25/2032                                 1,000               1,035
  GE Capital Commercial Mortgage
    Corporation
    6.44%, due 08/11/2033                                 3,000               3,484
  LB Commercial Conduit Mortgage
    Trust 1999-C1
    6.41%, due 06/15/2031                                 1,594               1,726
  MASTR Asset Securitization Trust
    6.50%, due 07/25/2032                                   500                 523
  Mellon Residential Funding
    Corporation (d)
    6.93%, due 03/25/2030                                 1,225               1,281
  Morgan Stanley Capital I Inc. (d)
    6.89%, due 11/15/2030                                 2,000               2,328
  Norwest Intergrated Structured Assets,
    Inc. 2000-1
    7.50%, due 03/25/2030                                 1,000               1,029
  Prudential Home Mortgage Securities
    6.75%, due 11/25/2008                                 1,369               1,367
    6.50%, due 02/25/2024                                 1,283               1,305
  Prudential Securities Secured Financing
    Corporation
    6.51%, due 07/15/2008                                 3,000               3,435
  Residential Accredit Loans, Inc.
   14.46%, due 10/25/2017 (d)                               403                 452
    7.75%, due 12/25/2030                                 1,000               1,020
  Residential Accredit Loans, Inc.-
    Series 2002-QS6
    6.50%, due 05/25/2032                                   854                 874
  Residential Accredit Loans, Inc.-
    Series 2003-QS3 (d)
   13.60%, due 02/25/2018                                   278                 310
  Residential Asset Mortgage Products, Inc.
    6.29%, due 10/25/2031                                   500                 518
  Structured Asset Securities Corporation
    6.85%, due 02/25/2031                                   672                 682
  Vendee Mortgage Trust
    7.50%, due 02/15/2027                                 1,606               1,823
  Vendee Mortgage Trust-Series 2003-1
    5.75%, due 12/15/2020                                   700                 731
  Washington Mutual Mortgage Securities
    Corporation-Series 2001-4
    6.63%, due 06/25/2031                                 2,000               2,027
  Washington Mutual MSC Mortgage
    Pass-Through Certificate
    0.00%, due 03/25/2033                                   387                 343
                                                                          ---------
Total Mortgage-Backed Securities (cost: $41,234)                             43,482
                                                                          ---------
ASSET-BACKED SECURITIES (4.4%)
  American Express Credit Account
    Master Trust
    7.20%, due 09/17/2007                                 2,000               2,185
  AmeriCredit Automobile Receivables
    Trust 2001-D
    4.41%, due 11/12/2008                                 3,200               3,328
  AmeriCredit Automobile Receivables
    Trust 2002-A
    4.61%, due 01/12/2009                                   200                 209
  Associates Automobile Receivables
    Trust 2000-1
    7.83%, due 08/15/2007                                 1,500               1,580
  CIT RV Trust 1998-A
    6.09%, due 02/15/2012                                 1,214               1,239
  MBNA Credit Card Master Note Trust-
    Series 2003-C1 (d)
    2.88%, due 06/15/2012                                   150                 153
  MBNA Master Credit Card Trust 1999-J
    7.85%, due 02/15/2012                                   300                 352
  Nomura Asset Acceptance Corporation
    7.00%, due 04/25/2033                                   409                 422
    6.00%, due 05/25/2033                                   766                 787
  Onyx Acceptance Auto Trust 2002-C
    4.07%, due 04/15/2009                                 1,000               1,048
  SYSTEMS 2001 Asset Trust Pass-Through
    Certificate, Class G-144A
    6.66%, due 09/15/2013                                 1,609               1,812
  WFS Financial Owner Trust 2002-2
    4.50%, due 02/20/2010                                 1,750               1,841
                                                                          ---------
Total Asset-Backed Securities (cost: $14,480)                                14,956
                                                                          ---------

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                   AEGON Bond 3

AEGON Bond

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

                                                    Principal            Value
--------------------------------------------------------------------------------
CORPORATE DEBT SECURITIES (19.1%)
Air Transportation (0.2%)
  Continental Airlines, Inc.
    6.90%, due 01/02/2017                           $      380        $     286
  Delta Air Lines, Inc.
    6.42%, due 07/02/2012                                  250              270
Automotive (2.2%)
  DaimlerChrysler North America
    Holding Corporation
    7.38%, due 09/15/2006                                2,000            2,259
  Ford Motor Company (a)
    7.45%, due 07/16/2031                                1,000              916
  General Motors Corporation
    6.85%, due 10/15/2008                                4,000            4,201
Beverages (0.5%)
  PepsiAmericas, Inc.
    5.95%, due 02/15/2006                                1,500            1,623
Business Credit Institutions (0.4%)
  CIT Group, Inc. (The)
    6.63%, due 06/15/2005                                  150              162
  Ford Motor Credit Company
    7.38%, due 10/28/2009                                  500              524
  National Rural Utilities Cooperative
    Finance Corporation
    6.00%, due 05/15/2006                                  300              333
  Principal Life Global Funding-144A
    6.25%, due 02/15/2012                                  250              283
Business Services (0.0%)
  International Lease Finance Corporation
    4.50%, due 05/01/2008                                   75               79
    5.88%, due 05/01/2013                                   75               81
Chemicals & Allied Products (0.7%)
  Dow Chemical Company (The)
    6.13%, due 02/01/2011                                  260              286
  DSM NV-144A
    6.75%, due 05/15/2009                                2,000            2,222
Commercial Banks (3.8%)
  Bank of America Corporation (a)
    7.40%, due 01/15/2011                                2,000            2,457
  Citigroup Inc.
    7.25%, due 10/01/2010                                  500              606
  Corporacion Andina de Fomento
    5.20%, due 05/21/2013                                  100              101
  Den Danske Bank-144A
    6.38%, due 06/15/2008                                2,500            2,712
  First Union National Bank
    7.80%, due 08/18/2010                                  250              310
  Morgan Chase & Co. (J.P.)
    6.75%, due 02/01/2011                                2,000            2,347
  PNC Financial Services Group, Inc. (The)
    6.88%, due 07/15/2007                                2,000            2,276
  Popular North America, Inc.
    4.25%, due 04/01/2008                                  150              156
  Regions Financial Corporation
    7.00%, due 03/01/2011                                1,500            1,790
  State Street Corporation
    7.65%, due 06/15/2010                                  300              372
  SunTrust Banks, Inc.
    6.38%, due 04/01/2011                                  250              291
Communication (0.8%)
  Comcast Corporation
    5.50%, due 03/15/2011                                  350              374
  Cox Communications, Inc.
    6.75%, due 03/15/2011                                1,500            1,750
  Liberty Media Corporation
    5.70%, due 05/15/2013                                   25               25
  Tele-Communications, Inc.
    9.80%, due 02/01/2012                                  500              662
Computer & Office Equipment (0.1%)
  International Business Machines
    Corporation
    6.22%, due 08/01/2027                                  250              282
Electric Services (0.6%)
  Appalachian Power Company
    4.80%, due 06/15/2005                                  200              210
  Constellation Energy Group, Inc.
    7.00%, due 04/01/2012                                  250              291
  Dominion Resources, Inc.
    2.80%, due 02/15/2005                                  300              304
    6.25%, due 06/30/2012                                  240              272
  DTE Energy Company
    6.65%, due 04/15/2009                                  200              230
  Duke Energy Corporation
    5.63%, due 11/30/2012                                  200              215
  Exelon Generation Company, LLC
    6.95%, due 06/15/2011                                  250              290
  Ohio Valley Electric Corporation-144A
    5.94%, due 02/12/2006                                  125              137
  PSEG Power LLC
    7.75%, due 04/15/2011                                  115              137

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                   AEGON Bond 4

AEGON Bond

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

                                                  Principal           Value
--------------------------------------------------------------------------------
Food & Kindred Products (0.6%)
  CPC International, Inc.
    6.15%, due 01/15/2006                         $    2,000        $   2,197
Food Stores (0.4%)
  Ahold Finance U.S.A. (a)
    8.25%, due 07/15/2010                              1,000            1,025
  Kroger Co. (The)
    8.05%, due 02/01/2010                                200              241
Gas Production & Distribution (0.0%)
  Southern California Gas Company
    4.80%, due 10/01/2012                                100              105
General Obligation-State (0.2%)
  Illinois State, Pension Funding, General
    Obligation Bonds
    5.10%, due 06/01/2033                                600              590
Holding & Other Investment Offices (0.1%)
  EOP Operating Limited Partnership
    6.75%, due 02/15/2012                                300              342
Insurance (0.0%)
  MGIC Investment Corporation
    6.00%, due 03/15/2007                                150              162
Life Insurance (0.3%)
  ASIF Global Financing XIX-144A
    4.90%, due 01/17/2013                                500              521
  ASIF Global Financing XX-144A
    2.65%, due 01/17/2006                                200              203
  John Hancock Global Funding, Ltd.-144A
    7.90%, due 07/02/2010                                300              370
Mortgage Bankers & Brokers (0.3%)
  Captiva Finance Ltd.-144A (c)
    6.86%, due 11/30/2009                              1,122            1,100
  Countrywide Home Loans, Inc.
    5.50%, due 08/01/2006                                 50               55
Motion Pictures (0.3%)
  AOL Time Warner Inc.
    8.18%, due 08/15/2007                                400              469
    9.15%, due 02/01/2023                                500              632
Personal Credit Institutions (2.3%)
  American General Finance Corporation
    4.50%, due 11/15/2007                                170              181
    5.38%, due 10/01/2012                                100              108
  Capital One Bank
    8.25%, due 06/15/2005                              1,000            1,083
  General Electric Capital Corporation
    4.25%, due 01/15/2008                                700              741
    4.63%, due 09/15/2009                                500              535
    6.13%, due 02/22/2011                                500              570
    5.88%, due 02/15/2012                                200              224
    6.00%, due 06/15/2012                                750              847
  General Motors Acceptance Corporation
    7.25%, due 03/02/2011                              1,500            1,539
  Household Finance Corporation
    6.50%, due 01/24/2006                              1,000            1,109
    6.40%, due 06/17/2008                                100              114
    6.75%, due 05/15/2011                                600              697
Petroleum Refining (0.7%)
  Texaco Capital Inc.
    7.09%, due 02/01/2007                              2,000            2,323
Railroads (0.1%)
  Burlington Northern Santa Fe
    Corporation
    7.13%, due 12/15/2010                                200              241
Savings Institutions (0.1%)
  Washington Mutual Bank, FA
    6.88%, due 06/15/2011                                250              298
Security & Commodity Brokers (2.8%)
  Credit Suisse First Boston (USA), Inc.
    5.88%, due 08/01/2006                              1,500            1,659
  Goldman Sachs Group, Inc. (The)
    6.88%, due 01/15/2011                              1,000            1,180
  Lehman Brothers Holdings Inc.
    7.88%, due 08/15/2010                              2,150            2,642
  Merrill Lynch & Co., Inc.
    6.56%, due 12/16/2007                              2,000            2,299
  Morgan Stanley Dean Witter & Co.
    6.88%, due 03/01/2007                              1,500            1,719
Telecommunications (1.6%)
  AT&T Wireless Services, Inc.
    7.50%, due 05/01/2007 (a)                            225              259
    7.88%, due 03/01/2011                                100              118
  BellSouth Corporation (a)
    6.00%, due 10/15/2011                                250              286
  BT Group PLC (e)
    8.88%, due 12/15/2030                              1,000            1,365
  France Telecom (e)
    9.25%, due 03/01/2011                                400              503
  NYNEX Capital Funding Company
    8.23%, due 10/15/2009                                400              494

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                   AEGON Bond 5

AEGON Bond

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

                                               Principal          Value
---------------------------------------------------------------------------
Telecommunications (continued)
  NYNEX Corporation
    9.55%, due 05/01/2010                     $      262       $      321
  Sprint Capital Corporation
    6.88%, due 11/15/2028                            800              803
  Verizon Communications, Inc.
    7.51%, due 04/01/2009                            475              570
    8.35%, due 12/15/2030                            500              673
                                                               ----------
Total Corporate Debt Securities (cost: $ 59,566)                   65,635
                                                               ----------
SECURITY LENDING COLLATERAL (4.9%)
Debt (3.5%)
Bank Notes (0.1%)
  National Bank of Commerce
    1.02%, due 10/21/2003                            313              313
Commercial Paper (0.0%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                            125              125
Euro Dollar Overnight (0.0%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                            125              125
Euro Dollar Terms (1.2%)
  Bank of Montreal
    1.08%, due 07/02/2003                            250              250
    1.15%, due 07/09/2003                             72               72
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                            625              625
  BNP Paribas SA
    1.03%, due 07/21/2003                            751              751
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                            313              313
    1.23%, due 07/07/2003                            813              813
  Danske Bank A/S
    1.04%, due 07/28/2003                            625              625
  Royal Bank of Canada
    1.03%, due 07/07/2003                            313              313
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                            500              500
Master Notes (0.2%)
  Morgan Stanley Dean Witter & Co
    1.43%, due 09/26/2003                            625              625
Medium Term Notes (0.3%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                            625              625
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                            188              188
  Parkland (USA) LLC
    1.02%, due 11/26/2003                             63               63
Repurchase Agreements (1.7%) (b)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                          1,876            1,876
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                            625              625
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                          2,063            2,063
  Morgan Stanley Dean Witter & Co
    1.48%, due 07/01/2003                          1,126            1,126
Investment Companies (1.4%)
Money Market Funds (1.4%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                         1,813,713            1,814
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                           480,045              480
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.05%                         2,346,919            2,347
                                                                 ----------
Total Security Lending Collateral (cost: $16,657)                    16,657
                                                                 ----------
Total Investment Securities (cost: $345,406)                     $  360,429
                                                                 ==========
SUMMARY:
  Investment securities, at value                    105.1%      $  360,429
  Liabilities in excess of other assets               (5.1)%        (17,392)
                                                 ---------       ----------
  Net assets                                         100.0%      $  343,037
                                                 =========       ==========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $15,849.

(b) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $5,779.

(c) Securities valued as determined in good faith in accordance with procedures established by the Fund's Board of Directors.

(d)   Floating or variable rate note. Rate is listed as of June 30, 2003.

(e) Securities are stepbonds. Coupon steps up or down by 25BP for each rating downgrade or upgrade by Standard & Poor's or Moody's for each notch below A-/A3.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                  AEGON Bond 6

AEGON Bond

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $345,406)
     (including $15,849 of securities loaned)                         $ 360,429
  Receivables:
     Interest                                                             2,936
  Other                                                                      63
                                                                      ---------
                                                                        363,428
                                                                      ---------
Liabilities:
  Investment securities purchased                                           346
  Accounts payable and accrued liabilities:
     Management and advisory fees                                           137
     Due to custodian                                                     3,176
  Payable for securities on loan                                         16,657
  Other                                                                      75
                                                                      ---------
                                                                         20,391
                                                                      ---------
Net Assets                                                            $ 343,037
                                                                      =========
Net Assets Consist of:
  Capital stock, 50,000 shares authorized ($.01 par value)            $     261
  Additional paid-in capital                                            306,598
  Undistributed net investment income (loss)                             23,956
  Accumulated net realized gain (loss) from
     investment securities                                               (2,801)
  Net unrealized appreciation (depreciation) on
     investment securities                                               15,023
                                                                      ---------
Net Assets                                                            $ 343,037
                                                                      =========
Shares Outstanding:
  Initial Class                                                          26,098
  Service Class                                                              13
Net Asset Value and Offering Price Per Share:
  Initial Class                                                       $   13.14
  Service Class                                                           13.13

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                               $10,545
  Income from loaned securities-net                                           12
                                                                         -------
                                                                          10,557
                                                                         -------
Expenses:
  Management and advisory fees                                               794
  Transfer agent fees                                                          1
  Printing and shareholder reports                                            33
  Custody fees                                                                32
  Administration fees                                                         14
  Legal fees                                                                   2
  Auditing and accounting fees                                                 6
  Directors fees                                                               6
  Other                                                                        4
                                                                         -------
  Total expenses                                                             892
                                                                         -------
Net Investment Income (Loss)                                               9,665
                                                                         -------
Net Realized and Unrealized Gain (Loss):
  Realized gain (loss) from investment securities                            890
  Increase (decrease) in unrealized appreciation
     (depreciation) on investment securities                               2,229
                                                                         -------
Net Gain (Loss) on Investment Securities                                   3,119
                                                                         -------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                        $12,784
                                                                         =======

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                  AEGON Bond 7

AEGON Bond

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                    June 30,
                                                      2003          December 31,
                                                   (unaudited)         2002
--------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                     $    9,665        $  14,292
  Net realized gain (loss) from
     investment securities                                890            1,166
  Net unrealized appreciation
     (depreciation) on investment
     securities                                         2,229           10,363
                                                   ----------        ----------
                                                       12,784           25,821
                                                   ----------        ----------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                         --          (10,650)
     Service Class                                         --               --
                                                   ----------        ----------
                                                           --          (10,650)
                                                   ----------        ----------
  From net realized gains:
     Initial Class                                         --               --
     Service Class                                         --               --
                                                   ----------        ----------
                                                           --               --
                                                   ----------        ----------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                     50,844          131,358
     Service Class                                        175               --
                                                   ----------        ----------
                                                       51,019          131,358
                                                   ----------        ----------
  Dividends and distributions reinvested:
     Initial Class                                         --           10,650
     Service Class                                         --               --
                                                   ----------        ----------
                                                           --           10,650
                                                   ----------        ----------
  Cost of shares redeemed:
     Initial Class                                    (52,500)         (81,385)
     Service Class                                         --               --
                                                   ----------        ----------
                                                      (52,500)         (81,385)
                                                   ----------        ----------
                                                       (1,481)          60,623
                                                   ----------        ----------
Net increase (decrease) in net assets                  11,303           75,794
                                                   ----------        ----------
Net Assets:
  Beginning of period                                 331,734          255,940
                                                   ----------        ----------
  End of period                                    $  343,037        $ 331,734
                                                   ==========        ==========
Undistributed Net Investment
  Income (Loss)                                    $   23,956        $  14,291
                                                   ==========        ==========
Share Activity:
  Shares issued:
     Initial Class                                      3,974           10,563
     Service Class                                         13               --
                                                   ----------        ----------
                                                        3,987           10,563
                                                   ----------        ----------
  Shares issued-reinvested from distributions:
     Initial Class                                         --              872
     Service Class                                         --               --
                                                   ----------        ----------
                                                           --              872
                                                   ----------        ----------
  Shares redeemed:
     Initial Class                                     (4,034)          (6,685)
     Service Class                                         --               --
                                                   ----------        ----------
                                                       (4,034)          (6,685)
                                                   ----------        ----------
Net increase (decrease) in shares
  outstanding                                             (47)           4,750
                                                   ==========        ==========


The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                  AEGON Bond 8

AEGON Bond

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
--------------------------------------------------------------------------------------
Initial Class   06/30/2003    $  12.68      $   0.35         $   0.11       $   0.46
                12/31/2002       11.96          0.64             0.54           1.18
                12/31/2001       11.14          0.63             0.27           0.90
                12/31/2000       10.61          0.67             0.48           1.15
                12/31/1999       11.59          0.64            (0.97)         (0.33)
                12/31/1998       11.14          0.64             0.40           1.04
--------------------------------------------------------------------------------------
Service Class   06/30/2003       12.97          0.14             0.02           0.16
--------------------------------------------------------------------------------------

                 For a share outstanding throughout each period (a)
                ----------------------------------------------------
                             Distributions
                ---------------------------------------
                                                          Net Asset
                  From Net    From Net                     Value,
                 Investment   Realized       Total           End
                   Income       Gains    Distributions    of Period
-------------------------------------------------------------------
Initial Class    $      --       $--       $      --     $   13.14
                     (0.46)       --           (0.46)        12.68
                     (0.08)       --           (0.08)        11.96
                     (0.62)       --           (0.62)        11.14
                     (0.65)       --           (0.65)        10.61
                     (0.59)       --           (0.59)        11.59
-------------------------------------------------------------------
Service Class           --        --              --         13.13
-------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           3.63%         $ 342,862        0.51%        0.51%            5.47%          17%
                12/31/2002           9.97            331,734        0.53         0.53             5.21           49
                12/31/2001           8.07            255,940        0.55         0.55             5.42           53
                12/31/2000          10.89            142,027        0.53         0.53             6.06           45
                12/31/1999          (2.94)           153,885        0.53         0.53             5.67           26
                12/31/1998           9.32            170,744        0.54         0.54             5.54           52
------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003           1.23                175        0.81         0.81             5.75           17
------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-October 2, 1986
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                  AEGON Bond 9

AEGON Bond

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. AEGON Bond ("the Fund"), part of ATSF, began operations on October 2, 1986.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The service class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Overdraft: At June 30, 2003 the Fund was in a cash overdraft. The amount of cash overdraft is included as Due to custodian in the accompanying Statement of Assets and Liabilities. The Fund pays a monthly overdraft charge based on the average daily overdraft balance during the month. The average balance is multiplied by a rate equal to 0.50% plus the federal funds rate. As of June 30, 2003, this rate was 1.50%.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, Investors Bank & Trust Company ("IBT"), as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain in the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                  AEGON Bond 10

AEGON Bond

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.45% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    0.70% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $10. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                   $ 13,398
  U.S. Government                                                         66,192
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                     33,870
  U.S. Government                                                         25,540

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

      Capital Loss
      Carryforward                                         Available through
     --------------                                       ------------------
      $       261                                         December 31, 2005
              127                                         December 31, 2007
            3,303                                         December 31, 2008

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                $ 345,406
                                                                      =========
Unrealized Appreciation                                               $  16,836
Unrealized (Depreciation)                                                (1,813)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $  15,023
                                                                      =========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                  AEGON Bond 11

Alger Aggressive Growth

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                    Shares            Value
--------------------------------------------------------------------------------
COMMON STOCKS (97.0%)
Apparel & Accessory Stores (5.0%)
  Abercrombie & Fitch Co.-Class A (a)                292,000        $   8,296
  Gap, Inc. (The) (b)                                832,000           15,608
Automotive (0.5%)
  General Motors Corporation-Class H (a)             190,000            2,434
Beverages (0.0%)
  Coca-Cola Company (The)                              1,600               74
  PepsiCo, Inc.                                        1,500               67
Business Services (2.5%)
  eBay Inc. (a)(b)                                   112,100           11,678
Chemicals & Allied Products (1.2%)
  Colgate-Palmolive Company                            1,200               70
  Procter & Gamble Company (The)                       1,900              169
  Smith International, Inc. (a)                      149,400            5,489
Commercial Banks (6.7%)
  Bank of New York Company, Inc. (The)               250,800            7,211
  Citigroup Inc.                                     354,100           15,155
  Mellon Financial Corporation                       347,400            9,640
Communication (4.2%)
  Comcast Corporation-Class A (a)                    297,700            8,985
  Liberty Media Corporation-Class A (a)              540,400            6,247
  Viacom, Inc.-Class B (a)                           105,650            4,613
Communications Equipment (0.5%)
  Comverse Technology, Inc. (a)(b)                   155,300            2,334
Computer & Data Processing Services (11.8%)
  Microsoft Corporation                              885,600           22,680
  Oracle Corporation (a)                           1,355,200           16,290
  PeopleSoft, Inc. (a)(b)                            298,300            5,247
  VERITAS Software Corporation (a)                   171,500            4,917
  Yahoo! Inc. (a)(b)                                 217,300            7,119
Computer & Office Equipment (8.3%)
  Cisco Systems, Inc. (a)                            737,600           12,311
  Dell Computer Corporation (a)                      206,900            6,613
  EMC Corporation (a)                                964,600           10,098
  Juniper Networks, Inc. (a)(b)                      482,200            5,965
  Network Appliance, Inc. (a)                        278,200            4,510
Educational Services (1.1%)
  Apollo Group, Inc.-Class A (a)                      82,550            5,098
Electronic & Other Electric Equipment (2.9%)
  General Electric Company                           478,300           13,718
Electronic Components & Accessories (4.7%)
  Broadcom Corporation-Class A (a)(b)                303,900            7,570
  Intersil Corporation-Class A (a)                   264,300            7,033
  Micron Technology, Inc. (a)(b)                     473,500            5,507
  National Semiconductor Corporation (a)             111,500            2,199
Furniture & Home Furnishings Stores (0.0%)
  Bed Bath & Beyond Inc. (a)                           3,000              116
Health Services (0.0%)
  Laboratory Corporation of America
    Holdings (a)                                       2,500               75
Instruments & Related Products (0.5%)
  KLA -Tencor Corporation (a)(b)                      51,800            2,408
Insurance (1.6%)
  American International Group, Inc.                 136,100            7,510
Lumber & Other Building Materials (1.3%)
  Home Depot, Inc. (The)                             180,100            5,965
Management Services (0.0%)
  Paychex, Inc.                                        2,000               59
Manufacturing Industries (0.0%)
  Mattel, Inc.                                         2,500               47
Medical Instruments & Supplies (3.4%)
  Biomet, Incorporated                                 3,000               86
  Boston Scientific Corporation (a)(b)               160,600            9,812
  Guidant Corporation                                145,600            6,463
Mortgage Bankers & Brokers (0.9%)
  Countrywide Credit Industries, Inc.                 64,250            4,470
Motion Pictures (2.2%)
  AOL Time Warner Inc. (a)                           652,800           10,503
Oil & Gas Extraction (2.4%)
  BJ Services Company (a)                              2,000               75
  Halliburton Company                                336,200            7,733
  Transocean Inc. (a)                                157,000            3,449
Pharmaceuticals (26.9%)
  Abbott Laboratories                                215,500            9,430
  Alcon, Inc.                                         76,300            3,487
  Allergan, Inc. (b)                                 130,800           10,084
  Amgen Inc. (a)                                     189,380           12,582
  Barr Laboratories, Inc. (a)(b)                     191,550           12,547
  Forest Laboratories, Inc. (a)                        1,000               55
  Genentech, Inc. (a)                                131,800            9,505
  Genzyme Corporation-General
    Division (a)(b)                                  181,700            7,595
  Gilead Sciences, Inc. (a)                          120,350            6,689
  ImClone Systems Incorporated (a)(b)                 68,500            2,166
  Merck & Co., Inc.                                  236,400           14,314
  Mylan Laboratories Inc.                            176,700            6,144

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Alger Aggressive Growth 1

Alger Aggressive Growth

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                  Shares        Value
------------------------------------------------------------------------
Pharmaceuticals (continued)
  Pfizer Inc.                                     526,100     $  17,966
  Teva Pharmaceutical Industries Ltd.-ADR (b)     139,400         7,936
  Wyeth                                           157,100         7,156
Radio, Television & Computer Stores (2.0%)
  Best Buy Co., Inc. (a)                          219,800         9,654
Restaurants (0.0%)
  Cheesecake Factory Incorporated (The) (a)(b)      1,800            65
Retail Trade (0.0%)
  Staples, Inc. (a)                                 4,500            83
Rubber & Misc. Plastic Products (1.6%)
  NIKE, Inc.-Class B                              141,300         7,558
Security & Commodity Brokers (1.5%)
  Merrill Lynch & Co., Inc.                       154,000         7,189
Telecommunications (1.0%)
  Nextel Communications, Inc.-Class A (a)         268,400         4,853
Variety Stores (2.3%)
  Costco Wholesale Corporation (a)                  2,200            81
  Wal-Mart Stores, Inc.                           201,600        10,819
                                                              ---------
Total Common Stocks (cost: $397,647)                            461,674
                                                              ---------

                                                  Principal              Value
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS (3.9%)
  Investor's Bank & Trust Company (d)
    0.75%, Repurchase Agreement dated
    06/30/2003 to be repurchased
    at $18,759 on 07/01/2003                      $   18,759        $   18,759
                                                                    ----------
Total Short-Term Obligations (cost: $18,759)                            18,759
                                                                    ----------
SECURITY LENDING COLLATERAL (12.6%)
Debt (9.1%)
Bank Notes (0.2%)
  National Bank of Commerce
    1.02%, due 10/21/2003                              1,127             1,127
Commercial Paper (0.1%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                449               449
Euro Dollar Overnight (0.1%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                451               451
Euro Dollar Terms (3.2%)
  Bank of Montreal
    1.08%, due 07/02/2003                                902               902
    1.15%, due 07/09/2003                                259               259
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                              2,254             2,254
  BNP Paribas SA
    1.03%, due 07/21/2003                              2,705             2,705
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                              1,127             1,127
    1.23%, due 07/07/2003                              2,930             2,930
  Danske Bank A/S
    1.04%, due 07/28/2003                              2,254             2,254
  Royal Bank of Canada
    1.03%, due 07/07/2003                              1,127             1,127
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                              1,803             1,803
Master Notes (0.5%)
  Morgan Stanley Dean Witter & Co
    1.43%, due 09/26/2003                              2,254             2,254
Medium Term Notes (0.7%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                              2,254             2,254
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                676               676
  Parkland (USA) LLC
    1.02%, due 11/26/2003                                225               225
Repurchase Agreements (4.3%) (c)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                              6,762             6,762
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                              2,254             2,254
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                              7,439             7,439
  Morgan Stanley Dean Witter & Co
    1.48%, due 07/01/2003                              4,057             4,057

                                                   Shares           Value
----------------------------------------------------------------------------
Investment Companies (3.5%)
Money Market Funds (3.5%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                          6,536,670        $   6,537
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                          1,730,098            1,730
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.05%                          8,458,361            8,458
                                                                   ---------
Total Security Lending Collateral (cost: $60,034)                     60,034
                                                                   ---------
Total Investment Securities (cost: $476,440)                       $ 540,467
                                                                   =========
SUMMARY:
  Investment securities, at value                     113.5%        $540,467
  Liabilities in excess of other assets               (13.5)%        (64,254)
                                                  ---------        ---------
  Net assets                                          100.0%        $476,213
                                                  =========        =========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Alger Aggressive Growth 2

Alger Aggressive Growth

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $57,389.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $20,826.

(d) At June 30, 2003, the collateral for the Repurchase Agreements is as follows: $30,083 Ginnie Mae-FHA/VA Pool-80523 (3.50%, due 07/20/2031) with value and accrued interest of $19,697.

DEFINITIONS:
ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Alger Aggressive Growth 3

Alger Aggressive Growth

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $476,440)
     (including $57,389 of securities loaned)                          $540,467
  Cash                                                                       83
  Receivables:
     Investment securities sold                                           1,657
     Interest                                                                 2
     Dividends                                                              263
     Dividend reclaims receivable                                             5
  Other                                                                      89
                                                                       --------
                                                                        542,566
                                                                       --------
Liabilities:
  Investment securities purchased                                         5,881
  Accounts payable and accrued liabilities:
     Management and advisory fees                                           332
  Payable for securities on loan                                         60,034
  Other                                                                     106
                                                                       --------
                                                                         66,353
                                                                       --------
Net Assets                                                             $476,213
                                                                       ========
Net Assets Consist of:
  Capital stock, 100,000 shares authorized ($.01 par value)            $    369
  Additional paid-in capital                                            802,605
  Accumulated net investment income (loss)                                 (553)
  Accumulated net realized gain (loss) from
     investment securities                                             (390,235)
  Net unrealized appreciation (depreciation) on
     investment securities                                               64,027
                                                                       --------
Net Assets                                                             $476,213
                                                                       ========
Shares Outstanding:
  Initial Class                                                          36,896
  Service Class                                                               7
Net Asset Value and Offering Price Per Share:
  Initial Class                                                        $  12.90
  Service Class                                                           12.90

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                             $     43
  Dividends                                                               1,253
  Income from loaned securities-net                                          15
     Less withholding taxes on foreign dividends                            (12)
                                                                       --------
                                                                          1,299
                                                                       --------
Expenses:
  Management and advisory fees                                            1,703
  Transfer agent fees                                                         1
  Printing and shareholder reports                                           90
  Custody fees                                                               25
  Administration fees                                                        12
  Legal fees                                                                  3
  Auditing and accounting fees                                                5
  Directors fees                                                              8
  Other                                                                       5
                                                                       --------
  Total expenses                                                          1,852
                                                                       --------
Net Investment Income (Loss)                                               (553)
                                                                       --------
Net Realized and Unrealized Gain (Loss):
  Realized gain (loss) from investment securities                           242
  Unrealized appreciation (depreciation) on net
     investment securities                                               80,848
                                                                       --------
Net Gain (Loss) on Investment Securities                                 81,090
                                                                       --------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                      $ 80,537
                                                                       ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Alger Aggressive Growth 4

Alger Aggressive Growth

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                    June 30,
                                                      2003          December 31,
                                                   (unaudited)         2002
--------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                     $     (553)       $ (2,596)
  Net realized gain (loss) from
     investment securities                                242        (175,452)
  Net unrealized appreciation
     (depreciation) on investment
     securities                                        80,848         (48,327)
                                                   ----------        --------
                                                       80,537        (226,375)
                                                   ----------        --------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                         --              --
     Service Class                                         --              --
                                                   ----------        --------
                                                           --              --
                                                   ----------        --------
  From net realized gains:
     Initial Class                                         --              --
     Service Class                                         --              --
                                                   ----------        --------
                                                           --              --
                                                   ----------        --------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                     41,240          90,105
     Service Class                                         88              --
                                                   ----------        --------
                                                       41,328          90,105
                                                   ----------        --------
  Proceeds from fund acquisition:
     Initial Class                                      6,330              --
     Service Class                                         --              --
                                                   ----------        --------
                                                        6,330              --
                                                   ----------        --------
  Dividends and distributions reinvested:
     Initial Class                                         --              --
     Service Class                                         --              --
                                                   ----------        --------
                                                           --              --
                                                   ----------        --------
  Cost of shares redeemed:
     Initial Class                                    (55,283)       (142,784)
     Service Class                                         --              --
                                                   ----------        --------
                                                      (55,283)       (142,784)
                                                   ----------        --------
                                                       (7,625)        (52,679)
                                                   ----------        --------
Net increase (decrease) in net assets                  72,912        (279,054)
                                                   ----------        --------
Net Assets:
  Beginning of period                                 403,301         682,355
                                                   ----------        --------
  End of period                                    $  476,213        $403,301
                                                   ==========        ========
Accumulated Net Investment
  Income (Loss)                                    $     (553)       $      0
                                                   ==========        ========

Share Activity:
  Shares issued:
     Initial Class                                      3,559           7,052
     Service Class                                          7              --
                                                   ----------        --------
                                                        3,566           7,052
                                                   ----------        --------
  Shares issued on fund acquisition:
     Initial Class                                        531              --
     Service Class                                         --              --
                                                   ----------        --------
                                                          531              --
                                                   ----------        --------
  Shares issued-reinvested from distributions:
     Initial Class                                         --              --
     Service Class                                         --              --
                                                   ----------        --------
                                                           --              --
                                                   ----------        --------
  Shares redeemed:
     Initial Class                                     (4,830)        (11,179)
     Service Class                                         --              --
                                                   ----------        --------
                                                       (4,830)        (11,179)
                                                   ----------        --------
Net increase (decrease) in shares
  outstanding                                            (733)         (4,127)
                                                   ==========        ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           Alger Aggressive Growth 5

Alger Aggressive Growth

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
-------------------------------------------------------------------------------------
Initial Class   06/30/2003    $  10.72     $   (0.01)       $    2.19      $    2.18
                12/31/2002       16.34         (0.07)           (5.55)         (5.62)
                12/31/2001       19.56         (0.03)           (3.19)         (3.22)
                12/31/2000       33.28         (0.09)          (10.03)        (10.12)
                12/31/1999       22.44         (0.15)           14.95          14.80
                12/31/1998       16.04         (0.04)            7.68           7.64
-------------------------------------------------------------------------------------
Service Class   06/30/2003       11.92         (0.01)            0.99           0.98
-------------------------------------------------------------------------------------

                 For a share outstanding throughout each period (a)
                -----------------------------------------------------
                             Distributions
                ----------------------------------------
                                                           Net Asset
                  From Net     From Net                     Value,
                 Investment    Realized       Total           End
                   Income       Gains     Distributions    of Period
--------------------------------------------------------------------
Initial Class    $      --    $      --     $      --     $   12.90
                        --           --            --         10.72
                        --           --            --         16.34
                     (0.42)       (3.18)        (3.60)        19.56
                     (1.54)       (2.42)        (3.96)        33.28
                     (0.05)       (1.19)        (1.24)        22.44
--------------------------------------------------------------------
Service Class           --           --            --         12.90
--------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           20.34%       $   476,118       0.87%        0.87%           (0.26)%           73%
                12/31/2002          (34.39)           403,301       0.90         0.90            (0.49)           197
                12/31/2001          (16.45)           682,355       0.97         0.97            (0.15)           104
                12/31/2000          (31.33)           907,696       0.86         0.86            (0.31)           123
                12/31/1999           69.02          1,117,511       0.89         0.89            (0.56)           102
                12/31/1998           48.69            574,164       0.91         0.91            (0.21)           117
------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            8.22                 95       1.15         1.15            (0.34)            73
------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-March 1, 1994
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Alger Aggressive Growth 6

Alger Aggressive Growth

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Alger Aggressive Growth ("the Fund"), part of ATSF, began operations on March 1, 1994.

On May 1, 2003, the Fund acquired all the net assets of Value Line Aggressive Growth pursuant to a plan of reorganization approved by shareholders of Value Line Aggressive Growth on April 16, 2003. The acquisition was accomplished by a tax-free exchange of 531 shares of the Fund for the 990 shares of Value Line Aggressive Growth outstanding on April 30, 2003. Value Line Aggressive Growth's net assets at that date ($6,330), including $(303) of unrealized depreciation, were combined with those of the Fund, resulting in combined net assets of $443,273.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with bxprocedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be in an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions during the six-months ended June 30, 2003, of $324 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Alger Aggressive Growth 7

Alger Aggressive Growth

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.80% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.00% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-adviser for the six-months ended June 30, 2003, were $141.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Alger Aggressive Growth 8

Alger Aggressive Growth

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $13. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                  $ 239,019
  U.S. Government                                                             --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                    300,838
  U.S. Government                                                            130

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

    Capital Loss
    Carryforward                                               Available through
    ------------                                               -----------------
      $212,950                                                 December 31, 2009
       151,331                                                 December 31, 2010

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002 of $23,410 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                $ 477,545
                                                                      =========
Unrealized Appreciation                                               $  66,140
Unrealized (Depreciation)                                                (3,217)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $  62,923
                                                                      =========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Alger Aggressive Growth 9

                     AEGON/TRANSAMERICA SERIES FUND, INC.

                   RESULTS OF SHAREHOLDER PROXY (unaudited)

Section 270.30d-1 under the Investment Company Act of 1940, as amended, titled, "Reports to Stockholders of Management Companies," requires regulated investment companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, AEGON/Transamerica Series Fund, Inc. solicited a vote by the shareholders for:

At a special meeting of shareholders held on April 16, 2003, the results of the Proposal were as follows:

Value Line Aggressive Growth

Proposal 1: Approval of an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of Value Line Aggressive Growth (the "Acquired Fund") by Alger Aggressive Growth (the "Acquiring Fund") solely in exchange for shares of Acquiring Fund, followed by the complete liquidation of Acquired Fund.

                For         Against     Abstentions/Broker Non-Votes
           -------------   ---------   -----------------------------
               91.46%        4.60%                3.94%

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           Alger Aggressive Growth 10

American Century Income & Growth

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                      Shares             Value
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.4%)
Automotive (0.1%)
  Ford Motor Company Capital Trust II                  1,782           $     77
Computer & Office Equipment (0.2%)
  Xerox Corporation                                      800                 84
Electric Services (0.1%)
  DTE Energy Company                                   1,839                 48
                                                                       --------
Total Convertible Preferred Stocks (cost: $211)                             209
                                                                       --------
PREFERRED STOCKS (0.1%)
Automotive (0.1%)
  General Motors Corporation                           1,900                 43
                                                                       --------
Total Preferred Stocks (cost: $42)                                           43
                                                                       --------
COMMON STOCKS (98.6%)
Aerospace (0.4%)
  United Technologies Corporation                      2,974                211
Air Transportation (0.4%)
  Delta Air Lines, Inc.                                1,291                 19
  FedEx Corporation                                    1,370                 85
  Southwest Airlines Co.                               4,692                 81
Amusement & Recreation Services (0.4%)
  Disney (Walt) Company (The)                         10,163                201
Apparel & Accessory Stores (0.2%)
  Gap, Inc. (The)                                      3,710                 70
  Limited, Inc. (The)                                  1,666                 26
Apparel Products (0.1%)
  V.F. Corporation                                     1,243                 42
Automotive (1.8%)
  Delphi Corporation                                  27,881                241
  Ford Motor Company                                  50,632                556
  Honeywell International Inc.                         2,231                 60
Beverages (0.3%)
  Constellation Brands, Inc. (a)                       1,353                 42
  PepsiCo, Inc.                                        1,877                 84
Business Services (1.4%)
  CheckFree Holdings Corporation (a)                   5,294                147
  Clear Channel Communications, Inc. (a)                 521                 22
  First Data Corporation                               1,018                 42
  Rent-A-Center, Inc. (a)                              3,375                256
  Viad Corp                                            8,828                198
Chemicals & Allied Products (4.2%)
  Cytec Industries Inc. (a)                            2,818                 95
  Lubrizol Corporation (The)                           6,850                212
  Monsanto Company                                     9,138                198
  Procter & Gamble Company (The)                      12,652              1,128
  RPM, Inc.                                            3,791                 52
  Sherwin-Williams Company (The)                      11,551                310
Commercial Banks (11.7%)
  Bank of America Corporation                         24,337              1,923
  Bank One Corporation                                   926                 34
  Citigroup Inc.                                      32,388              1,386
  First Tennessee National Corporation                 6,543                287
  FleetBoston Financial Corporation                    9,842                292
  Morgan Chase & Co. (J.P.)                            1,186                 41
  National City Corporation                            1,095                 36
  PNC Financial Services Group, Inc. (The)             3,211                157
  U.S. Bancorp                                        17,991                441
  Union Planters Corporation                           1,552                 48
  UnionBanCal Corporation                              5,709                236
  Wachovia Corporation                                 6,889                275
  Wells Fargo & Company                                6,954                350
Communication (1.5%)
  Comcast Corporation-Class A (a)                      6,877                208
  PanAmSat Corporation (a)                             3,936                 73
  Viacom, Inc.-Class B (a)                             9,647                421
Communications Equipment (0.8%)
  L-3 Communications Holdings, Inc. (a)                1,375                 60
  Motorola, Inc.                                      17,034                161
  QUALCOMM Incorporated                                4,061                145
  Scientific-Atlanta, Inc.                             1,521                 36
Computer & Data Processing Services (4.9%)
  BMC Software, Inc. (a)                               2,115                 35
  Computer Sciences Corporation (a)                    4,882                186
  Convergys Corporation (a)                            1,226                 20
  EarthLink, Inc. (a)                                  4,152                 33
  Electronic Arts Inc. (a)                               436                 32
  Electronic Data Systems Corporation                 13,119                281
  Intuit Inc. (a)                                      1,065                 47
  Microsoft Corporation                               49,286              1,262
  Oracle Corporation (a)                              13,234                159
  Take-Two Interactive Software, Inc. (a)              2,929                 83
  United Online, Inc. (a)                              2,202                 56
  VeriSign, Inc. (a)                                   5,763                 80
  Yahoo! Inc. (a)                                      1,839                 60
Computer & Office Equipment (4.5%)
  Cisco Systems, Inc. (a)                             21,215                354
  Dell Computer Corporation (a)                        4,102                131
  Hewlett-Packard Company                             27,159                578
  Imation Corp.                                          366                 14
  International Business Machines
    Corporation                                        7,940                655
  SanDisk Corporation (a)                              1,896                 77
  Storage Technology Corporation (a)                   1,864                 48
  Western Digital Corporation (a)                     14,854                153
  Xerox Corporation (a)                               11,916                126

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                       American Century Income & Growth 1

American Century Income & Growth

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares           Value
--------------------------------------------------------------------------------
Construction (0.8%)
  KB Home                                               3,776          $    234
  NVR, Inc. (a)                                           319               131
Department Stores (2.5%)
  Federated Department Stores, Inc.                    23,928               882
  J.C. Penney Company, Inc.                            16,385               276
  May Department Stores Company (The)                     927                21
Electric Services (2.5%)
  Edison International (a)                             10,381               171
  Entergy Corporation                                   3,291               174
  FPL Group, Inc.                                       4,494               300
  Great Plains Energy Incorporated                      3,421                99
  OGE Energy Corp.                                      3,845                82
  Progress Energy, Inc.                                 4,055               178
  Southern Company (The)                                6,238               194
Electric, Gas & Sanitary Services (2.5%)
  Exelon Corporation                                    9,315               557
  NiSource Inc.                                         3,909                74
  Public Service Enterprise Group
    Incorporated                                        5,194               219
  Sempra Energy                                         8,097               231
  UGI Corporation                                       2,650                84
Electrical Goods (1.0%)
  Anixter International Inc. (a)                        3,351                79
  Arrow Electronics, Inc. (a)                          12,010               183
  Avnet, Inc. (a)                                      17,089               217
Electronic & Other Electric Equipment (2.2%)
  Cooper Industries, Inc.-Class A                       2,730               113
  Eaton Corporation                                       546                43
  Energizer Holdings, Inc. (a)                            679                21
  General Electric Company                             29,841               857
  Whirlpool Corp.                                         174                11
Electronic Components & Accessories (2.7%)
  ESS Technology, Inc. (a)                              7,854                77
  Intel Corporation                                    36,037               749
  QLogic Corporation (a)                                  479                23
  Texas Instruments Incorporated                       12,405               218
  Tyco International Ltd.                              10,384               197
  Vishay Intertechnology, Inc. (a)                      2,141                28
Fabricated Metal Products (0.7%)
  Fortune Brands, Inc.                                  6,594               344
Food & Kindred Products (3.6%)
  Altria Group, Inc.                                   17,071               777
  ConAgra Foods, Inc.                                  24,264               573
  Dean Foods Company (a)                                7,507               236
  Sara Lee Corporation                                  4,786                90
  Smucker (J.M.) Company (The)                            336                13
Food Stores (0.0%)
  Winn-Dixie Stores, Inc.                               1,008                12
Gas Production & Distribution (0.5%)
  Northern Border Partners, L.P.                        1,262                53
  ONEOK, Inc.                                          10,294               202
Holding & Other Investment Offices (0.4%)
  CBL & Associates Properties, Inc.                     1,208                52
  Equity Office Properties Trust                          809                22
  General Growth Properties, Inc.                         686                43
  HRPT Properties Trust                                 4,092                38
  Simon Property Group, Inc.                            1,347                53
Industrial Machinery & Equipment (0.2%)
  Briggs & Stratton Corporation                           432                22
  Timken Company (The)                                  3,853                67
  York International Corporation                          805                19
Instruments & Related Products (1.8%)
  Applera Corporation-Applied Biosystems
    Group                                               4,611                88
  Eastman Kodak Company                                27,754               760
Insurance (4.8%)
  Allstate Corporation (The)                            8,469               302
  Anthem, Inc. (a)                                      1,203                93
  CIGNA Corporation                                     6,067               285
  Fidelity National Financial, Inc.                    19,200               591
  First American Corporation (The) (a)                 13,377               352
  Humana Inc. (a)                                       6,052                91
  Loews Corporation                                     4,580               217
  Odyssey Re Holdings Corp.                             2,565                54
  Old Republic International Corp.                      4,824               165
  Oxford Health Plans, Inc. (a)                           921                39
  PacifiCare Health Systems, Inc. (a)                   1,289                64
  Principal Financial Group, Inc.                       1,491                48
Life Insurance (1.0%)
  AmerUs Group Co.                                      6,097               172
  John Hancock Financial Services, Inc.                 5,210               160
  Protective Life Corporation                           5,808               155
Lumber & Other Building Materials (0.5%)
  Home Depot, Inc. (The)                                7,612               252
Lumber & Wood Products (0.3%)
  Rayonier, Inc.                                        3,821               126
Medical Instruments & Supplies (0.0%)
  Guidant Corporation                                     461                20
Motion Pictures (1.9%)
  AOL Time Warner Inc. (a)                             40,063               645
  Blockbuster Inc.-Class A                              3,811                64
  Fox Entertainment Group, Inc.-Class A (a)             1,258                36
  Regal Entertainment Group-Class A                     7,139               168

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                       American Century Income & Growth 2

American Century Income & Growth

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                      Shares             Value
--------------------------------------------------------------------------------
Oil & Gas Extraction (2.1%)
  ConocoPhillips                                       3,287           $    180
  Halliburton Company                                  8,501                196
  Occidental Petroleum Corporation                    12,800                429
  Transocean Inc. (a)                                  9,014                198
Paper & Allied Products (0.3%)
  Bemis Company, Inc.                                  2,997                140
  International Paper Company                            346                 12
Paper & Paper Products (0.1%)
  United Stationers Inc. (a)                             924                 33
Paperboard Containers & Boxes (0.0%)
  Sonoco Products Company                                524                 13
Personal Credit Institutions (0.5%)
  Capital One Financial Corporation                    4,853                239
Personal Services (0.5%)
  Block (H&R), Inc.                                    5,157                223
Petroleum Refining (6.8%)
  Amerada Hess Corporation                             4,903                241
  ChevronTexaco Corporation                            8,778                634
  Exxon Mobil Corporation                             24,132                867
  Marathon Oil Corporation                            36,812                970
  Sunoco, Inc.                                        14,131                533
Pharmaceuticals (10.0%)
  Abbott Laboratories                                  1,032                 45
  Amgen Inc. (a)                                       7,652                508
  Bristol-Myers Squibb Co.                            10,051                273
  Cardinal Health, Inc.                                2,391                154
  Charles River Laboratories, Inc. (a)                   538                 17
  Endo Pharmaceutical Holdings Inc. (a)                  640                 11
  IDEXX Laboratories, Inc. (a)                           354                 12
  Invitrogen Corporation (a)                           1,946                 75
  Johnson & Johnson                                   14,596                756
  King Pharmaceuticals, Inc. (a)                       7,937                117
  McKesson HBOC, Inc.                                  9,404                336
  Merck & Co., Inc.                                   19,543              1,183
  Perrigo Company                                      1,237                 19
  Pfizer Inc.                                         32,644              1,115
  Ribapharm Inc. (a)                                   1,479                 10
  Watson Pharmaceuticals, Inc. (a)                     1,753                 71
Primary Metal Industries (0.3%)
  Worthington Industries, Inc.                        11,085                149
Radio & Television Broadcasting (0.1%)
  Hearst-Argyle Television, Inc. (a)                   2,043                 53
Railroads (0.4%)
  Burlington Northern Santa Fe Corp.                   1,659                 47
  CSX Corporation                                        975                 29
  Norfolk Southern Corporation                         1,995                 38
  Union Pacific Corporation                            1,211                 70
Retail Trade (0.1%)
  Barnes & Noble, Inc. (a)                             2,275                 52
Rubber & Misc. Plastic Products (0.2%)
  Carlisle Companies Incorporated                      2,098                 88
Savings Institutions (0.6%)
  Washington Mutual, Inc.                              6,912                285
Security & Commodity Brokers (2.3%)
  American Express Company                             7,313                306
  Bear Stearns Companies Inc. (The)                      723                 52
  Goldman Sachs Group, Inc. (The)                        834                 70
  Merrill Lynch & Co., Inc.                            7,828                365
  Morgan Stanley Dean Witter & Co.                     6,811                291
Shoe Stores (0.2%)
  Foot Locker, Inc.                                    8,411                111
Telecommunications (7.0%)
  ALLTEL Corporation                                   7,844                378
  AT&T Corp.                                           5,705                110
  BellSouth Corporation                               18,663                497
  Nextel Communications, Inc.-Class A (a)             19,080                345
  SBC Communications Inc.                             21,503                549
  Sprint Corporation (FON Group)                      34,137                492
  Verizon Communications, Inc.                        24,116                951
Transportation & Public Utilities (0.3%)
  Kinder Morgan Energy Partners, LP                    3,287                130
Transportation Equipment (0.0%)
  United Defense Industries, Inc. (a)                    374                 10
Trucking & Warehousing (0.7%)
  United Parcel Service, Inc.-Class B                  5,451                347
U.S. Government Agencies (1.9%)
  Fannie Mae                                           7,640                515
  Freddie Mac                                          7,662                389
Variety Stores (1.0%)
  Target Corporation                                     438                 17
  Wal-Mart Stores, Inc.                                8,533                458
Wholesale Trade Durable Goods (0.6%)
  Fisher Scientific International Inc. (a)             4,334                151
  IKON Office Solutions, Inc.                         14,247                127

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                       American Century Income & Growth 3

American Century Income & Growth

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                              Shares        Value
-------------------------------------------------------------------
Wholesale Trade Nondurable Goods (0.1%)
  SUPERVALU INC.                               3,001      $     64
                                                          --------
Total Common Stocks (cost: $ 43,865)                        46,890
                                                          --------
Total Investment Securities (cost: $ 44,118)              $ 47,142
                                                          ========
SUMMARY:
  Investment securities, at value               99.1%       47,142
  Other assets in excess of liabilities          0.9%          405
                                               -----      --------
  Net assets                                   100.0%     $ 47,547
                                               =====      ========

                     FUTURES CONTRACTS (b):
-----------------------------------------------------------------
                                                   Net Unrealized
                             Settlement             Appreciation
                 Contracts      Date      Amount   (Depreciation)
-----------------------------------------------------------------
S&P 500 Index        1       9/19/2003   $ 243        $   (3)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b) At June 30, 2003, cash in the amount of $57 is segregated with the custodian to cover margin requirements for open futures contracts.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                       American Century Income & Growth 4

American Century Income & Growth

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $44,118)                      $ 47,142
  Cash                                                                      351
  Receivables:
     Dividends                                                               98
                                                                       --------
                                                                         47,591
                                                                       --------
Liabilities:
  Accounts payable and accrued liabilities:
     Management and advisory fees                                            38
  Other                                                                       6
                                                                       --------
                                                                             44
                                                                       --------
Net Assets                                                             $ 47,547
                                                                       ========
Net Assets Consist of:
  Capital stock, 50,000 shares authorized ($.01 par value)             $     56
  Additional paid-in capital                                             47,097
  Undistributed net investment income (loss)                                398
  Accumulated net realized gain (loss) from investment
     securities and futures contracts                                    (3,025)
  Net unrealized appreciation (depreciation) on:
     Investment securities                                                3,024
     Futures contracts                                                       (3)
                                                                       --------
Net Assets                                                             $ 47,547
                                                                       ========
Shares Outstanding:
  Initial Class                                                           5,569
  Service Class                                                               3
Net Asset Value and Offering Price Per Share:
  Initial Class                                                        $   8.53
  Service Class                                                            8.53

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                              $     1
  Dividends                                                                 475
                                                                        -------
                                                                            476
                                                                        -------
Expenses:
  Management and advisory fees                                              179
  Transfer agent fees                                                         1
  Printing and shareholder reports                                            7
  Custody fees                                                               19
  Administration fees                                                        12
  Auditing and accounting fees                                                5
  Directors fees                                                              1
                                                                        -------
  Total expenses                                                            224
                                                                        -------
Net Investment Income (Loss)                                                252
                                                                        -------
Net Realized Gain (Loss) from:
  Investment securities                                                    (729)
  Futures contracts                                                          17
                                                                        -------
                                                                           (712)
                                                                        -------
Net Increase (Decrease) in Unrealized Appreciation
  (Depreciation) on:
  Investment securities                                                   5,258
  Futures contracts                                                           9
                                                                        -------
                                                                          5,267
                                                                        -------
Net Gain (Loss) on Investments and Futures Contracts                      4,555
                                                                        -------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                       $ 4,807
                                                                        =======

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                       American Century Income & Growth 5

American Century Income & Growth

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                        June 30,
                                                          2003      December 31,
                                                       (unaudited)      2002
                                                        --------      --------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                          $    252      $    150
  Net realized gain (loss) from
     investment securities and futures
     contracts                                              (712)       (2,277)
  Net unrealized appreciation
     (depreciation) on investment
     securities and futures contracts                      5,267        (2,432)
                                                        --------      --------
                                                           4,807        (4,559)
                                                        --------      --------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                            --            (7)
     Service Class                                            --            --
                                                        --------      --------
                                                              --            (7)
                                                        --------      --------
  From net realized gains:
     Initial Class                                            --            --
     Service Class                                            --            --
                                                        --------      --------
                                                              --            --
                                                        --------      --------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                        10,370        38,726
     Service Class                                            27            --
                                                        --------      --------
                                                          10,397        38,726
                                                        --------      --------
  Dividends and distributions reinvested:
     Initial Class                                            --             7
     Service Class                                            --            --
                                                        --------      --------
                                                              --             7
                                                        --------      --------
  Cost of shares redeemed:
     Initial Class                                        (2,555)       (6,054)
     Service Class                                            --            --
                                                        --------      --------
                                                          (2,555)       (6,054)
                                                        --------      --------
                                                           7,842        32,679
                                                        --------      --------
Net increase (decrease) in net assets                     12,649        28,113
                                                        --------      --------
Net Assets:
  Beginning of period                                     34,898         6,785
                                                        --------      --------
  End of period                                         $ 47,547      $ 34,898
                                                        ========      ========
Undistributed Net Investment
  Income (Loss)                                         $    398      $    146
                                                        ========      ========
Share Activity:
  Shares issued:
     Initial Class                                         1,348         4,625
     Service Class                                             3            --
                                                        --------      --------
                                                           1,351         4,625
                                                        --------      --------
  Shares issued-reinvested from distributions:
     Initial Class                                            --             1
     Service Class                                            --            --
                                                        --------      --------
                                                              --             1
                                                        --------      --------
  Shares redeemed:
     Initial Class                                          (347)         (774)
     Service Class                                            --            --
                                                        --------      --------
                                                            (347)         (774)
                                                        --------      --------
Net increase (decrease) in shares
  outstanding                                              1,004         3,852
                                                        ========      ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                       American Century Income & Growth 6

American Century Income & Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
--------------------------------------------------------------------------------------
Initial Class   06/30/2003     $  7.64      $   0.05         $   0.84       $   0.89
                12/31/2002        9.48          0.06            (1.90)         (1.84)
                12/31/2001       10.00          0.03            (0.55)         (0.52)
--------------------------------------------------------------------------------------
Service Class   06/30/2003        7.90          0.02             0.61           0.63
--------------------------------------------------------------------------------------

                For a share outstanding throughout each period (a)
                --------------------------------------------------
                             Distributions
                ---------------------------------------
                                                         Net Asset
                  From Net    From Net                    Value,
                 Investment   Realized       Total          End
                   Income       Gains    Distributions   of Period
-------------------------------------------------------------------
Initial Class        $--         $--          $--        $   8.53
                      --          --           --            7.64
                      --          --           --            9.48
-------------------------------------------------------------------
Service Class         --          --           --            8.53
-------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           11.65%         $ 47,518        1.12%        1.12%            1.25%           27%
                12/31/2002          (19.38)           34,898        1.40         1.54             0.76            94
                12/31/2001           (5.20)            6,785        1.40         5.95             0.50            47
------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            7.97                29        1.39         1.39             1.22            27
------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-May 1, 2001
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                       American Century Income & Growth 7

American Century Income & Growth

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. American Century Income & Growth ("the Fund"), part of ATSF, began operations on May 1, 2001.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

The underlying face amounts of open futures contracts at June 30, 2003, are listed in the Schedule of Investments.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

      0.90% of the first $100 million of ANA
      0.85% of the next $150 million of ANA
      0.80% of ANA over $250 million

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                       American Century Income & Growth 8

American Century Income & Growth

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.40% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $1. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                    $20,022
  U.S. Government                                                            261
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                     10,940
  U.S. Government                                                             --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

        Capital Loss
        Carryforward                                   Available through
       --------------                                 ------------------
           $ 26                                       December 31, 2009
            804                                       December 31, 2010

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002 of $489 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                 $ 44,894
                                                                       ========
Unrealized Appreciation                                                $  3,692
Unrealized (Depreciation)                                                (1,444)
                                                                       --------
Net Unrealized Appreciation (Depreciation)                             $  2,248
                                                                       ========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                       American Century Income & Growth 9

American Century International

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                            Shares               Value
---------------------------------------------------------------------------------------
COMMON STOCKS (100.0%)
Australia (2.2%)
  Australia and New Zealand Banking
    Group Limited                                             93,733        $   1,170
  BHP Billiton Limited                                       243,767            1,413
  News Corporation Limited (The)                             134,730            1,013
  Westpac Banking Corporation                                178,425            1,946
Austria (0.4%)
  Erste Bank der oesterreichischen Sparkassen AG              11,857            1,049
Bermuda (0.6%)
  Nabors Industries Ltd. (a)                                  37,608            1,487
Canada (1.2%)
  EnCana Corporation (b)                                      52,668            2,009
  Nortel Networks Corporation (a)                            403,801            1,090
Cayman Islands (0.1%)
  Garmin Ltd. (a)                                              9,203              367
China (1.5%)
  China Telecom Corporation, Ltd.                          9,137,728            2,098
  Huaneng Power International, Inc.                        1,050,000            1,198
  SINOPEC Shanghai Petrochemical
    Company Limited                                        2,444,000              476
Finland (0.9%)
  Nokia Oyj-ADR                                              137,975            2,267
France (13.2%)
  Accor SA                                                    68,802            2,491
  Alcatel-Class A (a)(b)                                     175,538            1,584
  Aventis SA                                                  40,579            2,235
  Axa                                                         82,000            1,274
  BNP Paribas SA                                              39,305            1,999
  Compagnie Generale des Etablissements
    Michelin-Class B                                          21,921              857
  France Telecom (b)                                         174,462            4,284
  Groupe Danone SA                                            14,170            1,963
  Groupe Wanadoo SA (a)                                      223,432            1,497
  Orange SA (a)                                               69,120              614
  Pernod Ricard                                                1,767              158
  PSA Peugeot Citroen SA                                      49,290            2,397
  Publicis Groupe SA                                          48,729            1,309
  Sanofi-Synthelabo                                           49,048            2,876
  Societe Generale-Class A                                    69,789            4,429
  Television Francaise 1                                      43,000            1,325
  Total Fina Elf SA                                           16,357            2,475
Germany (7.9%)
  Altana AG                                                    1,622              102
  Deutsche Bank AG                                            57,147            3,695
  Deutsche Borse AG                                           61,527            3,247
  Deutsche Telekom AG (a)                                    188,767            2,884
  E.ON AG                                                     34,164            1,754
  Fresenius Medical Care AG (b)                               19,930              978
  Infineon Technologies AG (a)(b)                             64,571              621
  METRO AG                                                    50,716            1,616
  PUMA AG Rudolf Dassler Sport                                 6,875              684
  SAP AG                                                      21,957            2,575
  T-Online International AG (a)                              203,598            2,107
Hong Kong (0.4%)
  CNOOC Limited                                              734,000            1,082
Hungary (0.2%)
  OTP Bank Rt. (a)                                            53,202              515
Ireland (1.1%)
  Anglo Irish Bank Corporation PLC                            19,623              173
  CRH PLC                                                     76,805            1,201
  RyanAir Holdings PLC-ADR (a)(b)                             32,597            1,464
Israel (1.0%)
  Teva Pharmaceutical Industries Ltd.-
    ADR (b)                                                   46,971            2,674
Italy (6.6%)
  Autogrill SpA (a)                                           19,627              214
  Banca Intesa SpA                                         1,050,962            3,365
  Banco Popolare di Verona e Novara S.c.r.l.                 112,296            1,538
  ENI-Ente Nazionale Idrocarburi (b)                         246,935            3,754
  Saipem SpA                                                  82,797              625
  Snam Rete Gas SpA                                          421,796            1,662
  Telecom Italia Mobile SpA (b)                               39,735              196
  Telecom Italia SpA-RNC (b)                                  16,529               91
  Tod's SpA                                                      442               14
  UniCredito Italiano SpA (b)                              1,126,976            5,383
Japan (14.5%)
  Ajinomoto Co., Inc.                                        171,000            1,639
  Canon Inc.                                                  98,050            4,504
  East Japan Railway Company                                     281            1,251
  FANUC LTD                                                   48,400            2,401
  Honda Motor Co., Ltd.                                       54,900            2,082
  Hoya Corporation                                            26,303            1,813
  KDDI Corporation                                               503            1,950
  Keyence Corporation (b)                                      9,100            1,669
  Kirin Brewery Company, Limited                              35,000              246
  Konica Corporation                                          59,000              672
  Nippon Broadcasting System,
    Incorporated                                              27,000              684
  Nissan Motor Co., Ltd.                                     543,144            5,198
  Nitto Denko Corporation                                     23,900              783
  NTT DoCoMo, Inc.                                             1,335            2,894
  Olympus Optical Co., Ltd.                                   86,000            1,782

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                        American Century International 1

American Century International

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                            Shares               Value
----------------------------------------------------------------------------------------
Japan (continued)
  Pioneer Corporation                                         35,400        $     797
  Sharp Corporation                                          105,000            1,349
  Takeda Chemical Industries, Ltd.                            24,868              918
  Tokyo Electron Limited                                      27,600            1,309
  Toshiba Corporation                                        282,600              973
  Toyota Motor Corporation                                    19,194              498
  Yahoo Japan Corporation (a)                                     96            1,561
Mexico (0.9%)
  America Movil, SA de CV-Series L-ADR                        60,074            1,126
  Coca-Cola Femsa SA-ADR (a)                                  14,000              301
  Wal-Mart de Mexico SA de CV-Series V                       273,875              809
Netherlands (3.7%)
  ING Groep NV                                               181,646            3,159
  Koninklijke Philips Electronics NV-NY
    Registered Shares                                         79,941            1,528
  STMicroelectronics NV-
    NY Registered Shares                                     134,235            2,791
  VNU NV                                                      62,761            1,936
Portugal (0.1%)
  Portugal Telecom, SGPS, SA-
    Registered Shares                                         23,758              170
Russia (3.3%)
  Lukoil Oil Company-ADR                                      21,458            1,695
  Mobile TeleSystems OJSC-ADR (a)                             28,935            1,707
  Savings Bank of the Russian Federation                       2,089              583
  Vimpel-Communications-ADR (a)                               24,632            1,144
  YUKOS Oil Company                                          237,323            3,323
Singapore (0.2%)
  Singapore Airlines Limited                                  89,600              529
South Korea (0.6%)
  Samsung Electronics Co., Ltd.                                1,823              542
  SK Telecom Co., Ltd.-ADR (b)                                57,770            1,090
Spain (4.4%)
  Altadis, SA                                                 62,688            1,609
  Banco Popular Espanol SA (b)                                37,160            1,880
  Gas Natural SDG, SA (b)                                     37,415              753
  Grupo Ferrovial, SA                                         72,925            1,983
  Inditex, SA                                                 53,136            1,338
  Repsol-YPF, SA                                             148,237            2,406
  Telefonica Moviles, SA                                       7,259               58
  Telefonica SA (a)                                           95,045            1,105
Sweden (1.8%)
  ForeningsSparbanken AB                                     135,393            1,870
  Skandinaviska Enskilda Banken AB                           101,904            1,038
  Tele2 AB-B Shares (a)(b)                                    25,789              959
  Telefonaktiebolaget LM Ericsson-Class B (a)                697,224              750
Switzerland (9.0%)
  Adecco SA-Registered Shares                                 47,255            1,949
  Alcon, Inc.                                                 22,190            1,014
  Converium Holding AG                                         2,100               97
  Credit Suisse Group                                        134,784            3,552
  Nestle SA-Registered Shares                                 10,970            2,267
  Novartis AG                                                143,949            5,704
  Roche Holdings AG                                           73,006            5,735
  Swatch Group AG (The)-Class B                                1,055               96
  Swisscom AG-Registered Shares                                  318               91
  UBS AG-Registered Shares                                    44,159            2,460
United Kingdom (19.2%)
  3i Group PLC                                               114,811            1,071
  Abbey National PLC                                         324,631            2,522
  Alliance & Leicester PLC                                    84,841            1,163
  Amdocs Limited (a)                                          62,837            1,508
  AMVESCAP PLC                                                91,300              630
  AstraZeneca PLC                                             72,842            2,922
  BAA PLC                                                    237,803            1,926
  Boots Group PLC (The)                                        6,766               72
  BP PLC                                                     588,383            4,081
  British Sky Broadcasting Group PLC (a)                     211,070            2,340
  BT Group PLC                                               128,331              432
  Diageo PLC                                                  10,100              108
  Glaxo Wellcome PLC-ADR                                     103,383            4,191
  HBOS PLC                                                   527,855            6,837
  mmO2 PLC (a)                                             2,203,078            2,064
  Rank Group PLC (The)                                        34,289              141
  Reckitt Benckiser PLC                                      166,481            3,056
  Reuters Group PLC                                          172,892              502
  Rio Tinto PLC-Registered Shares                            107,214            2,018
  Royal Bank of Scotland Group PLC (The)                     163,240            4,582
  Smith & Nephew PLC                                         122,515              704
  Vodafone Group PLC                                       1,959,813            3,833
  WPP Group PLC                                              290,356            2,277
United States (5.0%)
  Allied Waste Industries, Inc. (a)(b)                        13,770              138
  AOL Time Warner Inc. (a)                                    63,391            1,020
  AT&T Wireless Services, Inc. (a)                            31,787              261
  Bristol-Myers Squibb Co.                                     8,198              223
  Cablevision Systems Corporation-Class A (a)(b)              10,307              214
  Cendant Corporation (a)                                     25,526              468
  Charter Communications, Inc. (a)(b)                        158,938              631
  Coach, Inc. (a)                                             29,350            1,460
  Comcast Corporation-Class A (a)(b)                          30,377              917
  Comverse Technology, Inc. (a)                               78,000            1,172
  Devon Energy Corporation                                    16,832              899
  EMC Corporation (a)                                          9,000               94

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                        American Century International 2

American Century International

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                              Shares         Value
--------------------------------------------------------------------
United States (continued)
  General Motors Corporation-Class H (a)      7,947      $     102
  Hewlett-Packard Company                     9,437            201
  InterActiveCorp (a)(b)                     24,664            976
  Liberty Media Corporation-Class A (a)     107,812          1,246
  Merrill Lynch & Co., Inc.                   1,954             91
  Oracle Corporation (a)                     51,630            621
  Pepsi Bottling Group, Inc. (The)           12,100            242
  Pfizer Inc.                                 3,503            120
  Schering-Plough Corporation                 3,969             74
  Texas Instruments Incorporated             26,378            464
  Verizon Communications, Inc.                3,179            125
  Viacom, Inc.-Class B (a)                   13,450            587
  Washington Post Company (The)-Class B         536            393
  Wyeth                                       1,487             68
                                                         ---------
Total Common Stocks (cost: $235,910)                       255,471
                                                         =========

                                                  Principal              Value
--------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (8.7%)
Debt (6.3%)
Bank Notes (0.2%)
  National Bank of Commerce
    1.02%, due 10/21/2003                         $      419           $     419
Commercial Paper (0.1%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                167                 167
Euro Dollar Overnight (0.1%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                167                 167
Euro Dollar Terms (2.2%)
  Bank of Montreal
    1.08%, due 07/02/2003                                335                 335
    1.15%, due 07/09/2003                                 96                  96
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                                837                 837
  BNP Paribas SA
    1.03%, due 07/21/2003                              1,005               1,005
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                                419                 419
    1.23%, due 07/07/2003                              1,089               1,089
  Danske Bank A/S
    1.04%, due 07/28/2003                                837                 837
  Royal Bank of Canada
    1.03%, due 07/07/2003                                419                 419
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                                670                 670
Master Notes (0.3%)
  Morgan Stanley Dean Witter & Co.
    1.43%, due 09/26/2003                                837                 837
Medium Term Notes (0.5%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                                837                 837
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                251                 251
  Parkland (USA) LLC
    1.02%, due 11/26/2003                                 84                  84
Repurchase Agreements (2.9%)(c)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                              2,512               2,512
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                                837                 837
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                              2,765               2,765
  Morgan Stanley Dean Witter & Co.
    1.48%, due 07/01/2003                              1,507               1,507

                                                   Shares          Value
--------------------------------------------------------------------------
Investment Companies (2.4%)
Money Market Funds (2.4%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                         2,428,384      $  2,428
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                           642,734           643
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.05%                         3,142,295         3,142
                                                                --------
Total Security Lending Collateral (cost: $22,303)                 22,303
                                                                --------
Total Investment Securities (cost: $258,213)                    $277,774
                                                                ========
SUMMARY:
  Investment securities, at value                    108.7%     $277,774
  Liabilities in excess of other assets               (8.7)%     (22,193)
                                                 ---------      --------
  Net assets                                         100.0%     $255,581
                                                 =========      ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                        American Century International 3

American Century International

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                          Percentage of
                                            Net Assets               Value
--------------------------------------------------------------------------------
INVESTMENTS BY INDUSTRY:
  Commercial Banks                             19.7%              $  50,586
  Telecommunications                           11.7%                 29,835
  Pharmaceuticals                              10.4%                 26,621
  Oil & Gas Extraction                          6.9%                 17,746
  Automotive                                    4.0%                 10,277
  Computer & Data Processing Services           3.9%                  9,869
  Electronic & Other Electric Equipment         3.1%                  7,926
  Chemicals & Allied Products                   2.6%                  6,550
  Electronic Components & Accessories           2.6%                  6,518
  Communications Equipment                      2.4%                  6,113
  Food & Kindred Products                       2.4%                  6,027
  Business Services                             2.2%                  5,535
  Electric Services                             1.9%                  4,961
  Computer & Office Equipment                   1.9%                  4,799
  Instruments & Related Products                1.9%                  4,730
  Security & Commodity Brokers                  1.7%                  4,470
  Life Insurance                                1.7%                  4,433
  Radio & Television Broadcasting               1.7%                  4,349
  Petroleum Refining                            1.6%                  4,081
  Communication                                 1.4%                  3,686
  Metal Mining                                  1.3%                  3,431
  Transportation & Public Utilities             1.2%                  3,177
  Hotels & Other Lodging Places                 1.0%                  2,491
  Gas Production & Distribution                 0.9%                  2,415
  Printing & Publishing                         0.9%                  2,329
  Motion Pictures                               0.8%                  2,033
  Air Transportation                            0.8%                  1,993
  Construction                                  0.8%                  1,983
  Department Stores                             0.6%                  1,616
  Tobacco Products                              0.6%                  1,609
  Leather & Leather Products                    0.6%                  1,474
  Apparel & Accessory Stores                    0.5%                  1,338
  Lumber & Construction Materials               0.5%                  1,201
  Mortgage Bankers & Brokers                    0.5%                  1,163
  Holding & Other Investment Offices            0.4%                  1,071
  Health Services                               0.4%                    978
  Retail Trade                                  0.4%                    976
  Rubber & Misc. Plastic Products               0.3%                    857
  Variety Stores                                0.3%                    809
  Medical Instruments & Supplies                0.3%                    704
  Manufacturing Industries                      0.3%                    684
  Beverages                                     0.3%                    651
  Personal Services                             0.2%                    468
  Beer, Wine & Distilled Beverages              0.1%                    246
  Restaurants                                   0.1%                    214
  Amusement & Recreation Services               0.1%                    141
  Environmental Services                        0.1%                    138
  Insurance                                     0.0%                     97
  Drug Stores & Proprietary Stores              0.0%                     72
                                             ------               ---------
  Investments, at market value                100.0%                255,471
  Short-term investments                        8.7%                 22,303
  Liabilities in excess of other assets        (8.7)%               (22,193)
                                             ------               ---------
  Net assets                                  100.0%              $ 255,581
                                             ======               =========

FORWARD FOREIGN CURRENCY CONTRACTS:
---------------------------------------------------------------------------
                                                                  Net
                                               Amount in       Unrealized
                      Bought    Settlement    U.S. Dollars    Appreciation
Currency              (Sold)       Date      Bought (Sold)   (Depreciation)
---------------------------------------------------------------------------

Australian Dollar       (382)  07/01/2003       $  (254)         $   (3)
Euro Dollar             (127)  07/01/2003          (145)             (1)
Japanese Yen          62,460   07/01/2003           524              (3)
                                                -------          -------
                                                $   125          $   (7)
                                                =======          ======

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At June 30, 2003,  all or a portion of this  security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $21,137.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $7,737.

DEFINITIONS:
ADR American Depositary Receipt
RNC Saving Non-Convertible Shares

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                        American Century International 4

American Century International

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $258,213)
     (including $21,137 of securities loaned)                  $ 277,774
  Cash                                                             3,858
  Foreign cash (cost: $56)                                            56
  Receivables:
     Investment securities sold                                      547
     Interest                                                          2
     Dividends                                                       554
     Dividend reclaims receivable                                    126
  Other                                                               51
                                                               ---------
                                                                 282,968
                                                               ---------
Liabilities:
  Investment securities purchased                                  4,853
  Accounts payable and accrued liabilities:
     Management and advisory fees                                    209
  Payable for securities on loan                                  22,303
  Unrealized depreciation on forward foreign
     currency contracts                                                7
  Other                                                               15
                                                               ---------
                                                                  27,387
                                                               ---------
Net Assets                                                     $ 255,581
                                                               =========
Net Assets Consist of:
  Capital stock, 100,000 shares authorized ($.01 par value)    $     401
  Additional paid-in capital                                     266,147
  Undistributed net investment income (loss)                       1,849
  Accumulated net realized gain (loss) from investment
     securities and foreign currency transactions                (32,384)
  Net unrealized appreciation (depreciation) on:
     Investment securities                                        19,561
     Translation of assets and liabilities denominated in
       foreign currencies                                              7
                                                               ---------
Net Assets                                                     $ 255,581
                                                               =========
Shares Outstanding:
  Initial Class                                                   40,117
  Service Class                                                       25
Net Asset Value and Offering Price Per Share:
  Initial Class                                                $    6.37
  Service Class                                                     6.36

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                            $     21
  Dividends                                                              3,268
  Income from loaned securities-net                                        108
     Less withholding taxes on foreign dividends                          (415)
                                                                      --------
                                                                         2,982
                                                                      --------
Expenses:
  Management and advisory fees                                             800
  Transfer agent fees                                                        1
  Printing and shareholder reports                                          22
  Custody fees                                                             232
  Administration fees                                                       14
  Legal fees                                                                 1
  Auditing and accounting fees                                               6
  Directors fees                                                             2
  Other                                                                      1
                                                                      --------
  Total expenses                                                         1,079
                                                                      --------
Net Investment Income (Loss)                                             1,903
                                                                      --------
Net Realized Gain (Loss) from:
  Investment securities                                                 (8,418)
  Foreign currency transactions                                           (859)
                                                                      --------
                                                                        (9,277)
                                                                      --------
Net Increase (Decrease) in Unrealized Appreciation
  (Depreciation) on:
  Investment securities                                                 25,774
  Translation of assets and liabilities denominated
     in foreign currency                                                    17
                                                                      --------
                                                                        25,791
                                                                      --------
Net Gain (Loss) on Investment Securities and Foreign
  Currency Transactions                                                 16,514
                                                                      --------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                     $ 18,417
                                                                      ========

The notes to the financial statements are an integral part of this report.


AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                        American Century International 5

American Century International

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                    June 30,
                                                      2003          December 31,
                                                   (unaudited)          2002
                                                 ---------------   -------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                        $   1,903       $     122
  Net realized gain (loss) from
     investment securities and foreign
     currency transactions                               (9,277)         (9,717)
  Net unrealized appreciation
     (depreciation) on investment
     securities and foreign currency
     translation                                         25,791            (853)
                                                      ---------       ---------
                                                         18,417         (10,448)
                                                      ---------       ---------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --            (169)
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --            (169)
                                                      ---------       ---------
  From net realized gains:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                      133,975         243,825
     Service Class                                          154              --
                                                      ---------       ---------
                                                        134,129         243,825
                                                      ---------       ---------
  Proceeds from fund acquisition:
     Initial Class                                       98,992           3,990
     Service Class                                           --              --
                                                      ---------       ---------
                                                         98,992           3,990
                                                      ---------       ---------
  Dividends and distributions reinvested:
     Initial Class                                           --             169
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --             169
                                                      ---------       ---------
  Cost of shares redeemed:
     Initial Class                                     (103,718)       (159,591)
     Service Class                                           --              --
                                                      ---------       ---------
                                                       (103,718)       (159,591)
                                                      ---------       ---------
                                                        129,403          88,393
                                                      ---------       ---------
Net increase (decrease) in net assets                   147,820          77,776
                                                      ---------       ---------
Net Assets:
  Beginning of period                                   107,761          29,985
                                                      ---------       ---------
  End of period                                       $ 255,581       $ 107,761
                                                      =========       =========
Undistributed Net Investment
  Income (Loss)                                       $   1,849       $      --
                                                      =========       =========

Share Activity:
  Shares issued:
     Initial Class                                       22,729          36,570
     Service Class                                           25              --
                                                      ---------       ---------
                                                         22,754          36,570
                                                      ---------       ---------
  Shares issued on fund acquisition:
     Initial Class                                       16,750             556
     Service Class                                           --              --
                                                      ---------       ---------
                                                         16,750             556
                                                      ---------       ---------
  Shares issued-reinvested from distributions:
     Initial Class                                           --              26
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              26
                                                      ---------       ---------
  Shares redeemed:
     Initial Class                                      (17,285)        (23,147)
     Service Class                                           --              --
                                                      ---------       ---------
                                                        (17,285)        (23,147)
                                                      ---------       ---------
Net increase (decrease) in shares
  outstanding                                            22,219          14,005
                                                      =========       =========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                        American Century International 6

American Century International

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
--------------------------------------------------------------------------------------
Initial Class   06/30/2003     $  6.01      $    0.07        $   0.29       $   0.36
                12/31/2002        7.65           0.01           (1.63)         (1.62)
                12/31/2001       10.34           0.07           (2.45)         (2.38)
                12/31/2000       14.28           0.04           (2.15)         (2.11)
                12/31/1999       12.07           0.04            2.90           2.94
                12/31/1998       10.70           0.03            1.35           1.38
--------------------------------------------------------------------------------------
Service Class   06/30/2003        5.91          (0.19)           0.64           0.45
--------------------------------------------------------------------------------------

                For a share outstanding throughout each period (a)
                ---------------------------------------------------
                             Distributions
                ----------------------------------------
                                                          Net Asset
                  From Net     From Net                    Value,
                 Investment    Realized       Total          End
                   Income       Gains     Distributions   of Period
-------------------------------------------------------------------
Initial Class    $       -    $       -     $       -     $   6.37
                     (0.02)           -         (0.02)        6.01
                     (0.28)       (0.03)        (0.31)        7.65
                     (0.19)       (1.64)        (1.83)       10.34
                     (0.05)       (0.68)        (0.73)       14.28
                     (0.01)           -         (0.01)       12.07
-------------------------------------------------------------------
Service Class            -            -             -         6.36
-------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003            5.99%        $ 255,422        1.27%        1.27%            2.25%            83%
                12/31/2002          (21.18)          107,761        1.78         1.49             0.23            261
                12/31/2001          (23.44)           29,985        1.63         1.20             0.78            154
                12/31/2000          (14.99)           36,651        1.66         1.30             0.29            112
                12/31/1999           24.95            33,579        1.84         1.50             0.31            100
                12/31/1998           12.85            32,149        1.96         1.50             0.30             72
------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            7.61               159        1.43         1.43             2.95            130
------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception date of the Fund's share classes are as follows:
        Initial Class-January 2, 1997
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) For the year ended December 31, 2002, ratio of net expenses is net of fees paid indirectly. For the year ended December 31, 2001 and prior years, ratio of net expenses to average net assets is net of fees paid indirectly and credits allowed by the custodian.

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                        American Century International 7

American Century International

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. American Century International ("the Fund"), part of ATSF, began operations on January 2, 1997.

On March 1, 2002, International Equity acquired all the assets of American Century International pursuant to a plan of reorganization approved by shareholders of American Century International. The acquisition was accomplished by a tax-free exchange of 4,067 shares of International Equity for the 556 shares of American Century International outstanding on February 28, 2002. American Century International's net assets at that date ($3,990), including $(3) of unrealized depreciation, were combined with those of International Equity resulting in combined net assets of $33,188. Upon completion of the reorganization, the merged entity was immediately re-named American Century International.

On May 1, 2003, the Fund acquired all the net assets of Gabelli Global Growth pursuant to a plan of reorganization approved by shareholders of Gabelli Global Growth on April 16, 2003. The acquisition was accomplished by a tax-free exchange of 16,743 shares of the Fund for the 14,424 shares of Gabelli Global Growth outstanding on April 30, 2003. Gabelli Global Growth's net assets at that date ($98,992), including $(6,335) of unrealized depreciation, were combined with those of the Fund resulting in combined net assets of $247,331.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP").

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in investment securities at value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from,

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                        American Century International 8

American Century International

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amounts of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward currency contracts at June 30, 2003, are listed in the Schedule of Investments.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

      1.00% of the first $50 million of ANA
      0.95% of the next $100 million of ANA
      0.90% of the next $350 million of ANA
      0.85% of the next $500 million of ANA
      0.80% of ANA in excess of $1 billion

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the annual limit of 1.50% through April 30, 2003. Subsequent to May 1, 2003, the operating expense limit was reduced to 1.20%. The composite expense ratio for the six-months ended June 30, 2003, was 1.27%.

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                        American Century International 9

American Century International

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-adviser for the six-months ended June 30, 2003, were $20.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $7. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $ 300,268
  U.S. Government                                            -
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                  211,590
  U.S. Government                                            -

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

       Capital Loss
       Carryforward                            Available through
      --------------                          ------------------
          $    92                             December 31, 2008
           12,153                             December 31, 2009
            7,277                             December 31, 2010

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002 of $1,888 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                         $ 260,307
                                               =========
Unrealized Appreciation                        $  20,647
Unrealized (Depreciation)                         (3,180)
                                               ---------
Net Unrealized Appreciation (Depreciation)     $  17,467
                                               =========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                        American Century International 10

                     AEGON/TRANSAMERICA SERIES FUND, INC.

                   RESULTS OF SHAREHOLDER PROXY (unaudited)

Section 270.30d-1 under the Investment Company Act of 1940, as amended, titled, "Reports to Stockholders of Management Companies," requires regulated investment companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, AEGON/Transamerica Series Fund, Inc. solicited a vote by the shareholders for:

At a special meeting of shareholders held on April 16, 2003, the results of the Proposal were as follows:

Gabelli Global Growth

Proposal 1: Approval of an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of Gabelli Global Growth (the "Acquired Fund") by American Century International (the "Acquiring Fund") solely in exchange for shares of Acquiring Fund, followed by the complete liquidation of Acquired Fund.

           For           Against      Abstentions/Broker Non-Votes
       -------------   -----------   -----------------------------
          81.65%         11.66%                 6.69%

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                        American Century International 11

Asset Allocation-Conservative Portfolio

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                    Shares             Value
                                                  -----------       -----------
INVESTMENT COMPANIES (100.0%)(b)
Aggressive Equity (9.3%)
  T. Rowe Price Small Cap (a)                         808,602       $     7,625
  Third Avenue Value                                1,118,805            15,093
  Transamerica Growth Opportunities (a)             1,362,800            14,459
Capital Preservation (5.2%)
  Transamerica Money Market
    1-day yield of 0.78%                           20,809,700            20,810
Fixed-Income (51.3%)
  MFS High Yield                                   10,243,039            98,845
  PIMCO Total Return (a)                            2,185,255            24,169
  Transamerica Convertible Securities (a)           7,709,588            81,336
Growth Equity (29.2%)
  Great Companies-AmericaSM                           383,083             3,356
  Great Companies-TechnologySM (a)                  3,228,228            10,459
  Janus Growth (a)                                    259,230             6,971
  Jennison Growth (a)                               1,272,262             8,066
  Marsico Growth                                    1,888,503            14,239
  PBHG/NWQ Value Select                               897,179       $    11,664
  Salomon All Cap                                     932,010            10,224
  T. Rowe Price Equity Income                       2,076,919            34,830
  Transamerica Equity (a)                           1,049,721            16,271
World Equity (5.0%)
  American Century International                      812,568             5,176
  Capital Guardian Global                           1,561,240            14,910
  Van Kampen Active International
    Allocation                                          3,503                28
                                                                    -----------
Total Investment Companies (cost: $365,183)                         $   398,531
                                                                    ===========
SUMMARY:
  Investment companies, at value                        100.0%      $   398,531
  Liabilities in excess of other assets                   0.0%              (31)
                                                  -----------       -----------
  Net assets                                            100.0%      $   398,500
                                                  ===========       ===========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b) The Fund invests its assets in Initial Class shares of underlying portfolios of AEGON/Transamerica Series Fund, Inc., which are affiliates of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                    Asset Allocation-Conservative Portfolio 1

Asset Allocation-Conservative Portfolio

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment companies, at value (cost: $365,183)                       $398,531
  Receivables:
     Dividends                                                                14
                                                                        --------
                                                                         398,545
                                                                        --------
Liabilities:
  Accounts payable and accrued liabilities:
     Management and advisory fees                                             35
  Other                                                                       10
                                                                        --------
                                                                              45
                                                                        --------
Net Assets                                                              $398,500
                                                                        ========
Net Assets Consist of:
  Capital stock, 100,000 shares authorized ($.01 par value)             $    398
  Additional paid-in capital                                             363,491
  Undistributed net investment income (loss)                                 336
  Undistributed net realized gain (loss) from
     investment companies                                                    927
  Net unrealized appreciation (depreciation) on
     investment companies                                                 33,348
                                                                        --------
Net Assets                                                              $398,500
                                                                        ========
Shares Outstanding:
  Initial Class                                                           39,737
  Service Class                                                               83
Net Asset Value and Offering Price Per Share:
  Initial Class                                                         $  10.01
  Service Class                                                            10.01

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Dividends                                                            $     70
                                                                       --------
Expenses:
  Management and advisory fees                                              147
  Transfer agent fees                                                         1
  Printing and shareholder reports                                           11
  Custody fees                                                               20
  Administration fees                                                        11
  Legal fees                                                                  1
  Auditing and accounting fees                                                5
  Directors fees                                                              4
  Other fees                                                                  3
                                                                       --------
  Total expenses                                                            203
                                                                       --------
Net Investment Income (Loss)                                               (133)
                                                                       --------
Net Realized and Unrealized Gain (Loss):
  Realized gain (loss) from investment securities                         1,808
  Increase (decrease) in unrealized appreciation
     (depreciation) on investment companies                              32,291
                                                                       --------
Net Gain (Loss) on Investments                                           34,099
                                                                       --------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                      $ 33,966
                                                                       ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                    Asset Allocation-Conservative Portfolio 2

Asset Allocation-Conservative Portfolio

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                      June 30,
                                                        2003        December 31,
                                                     (unaudited)      2002(a)
                                                     -----------    ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                        $    (133)    $     469
  Net realized gain (loss) from
     investment companies                                 1,808          (881)
  Net unrealized appreciation
     (depreciation) on investment
     companies                                           32,291         1,057
                                                      ---------     ---------
                                                         33,966           645
                                                      ---------     ---------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --            --
     Service Class                                           --            --
                                                      ---------     ---------
                                                             --            --
                                                      ---------     ---------
  From net realized gains:
     Initial Class                                           --            --
     Service Class                                           --            --
                                                      ---------     ---------
                                                             --            --
                                                      ---------     ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                      225,858       185,764
     Service Class                                        1,269            --
                                                      ---------     ---------
                                                        227,127       185,764
                                                      ---------     ---------
  Dividends and distributions reinvested:
     Initial Class                                           --            --
     Service Class                                           --            --
                                                      ---------     ---------
                                                             --            --
                                                      ---------     ---------
  Cost of shares redeemed:
     Initial Class                                      (31,967)      (16,575)
     Service Class                                         (460)           --
                                                      ---------     ---------
                                                        (32,427)      (16,575)
                                                      ---------     ---------
                                                        194,700       169,189
                                                      ---------     ---------
Net increase (decrease) in net assets                   228,666       169,834
                                                      ---------     ---------
Net Assets:
  Beginning of period                                   169,834            --
                                                      ---------     ---------
  End of period                                       $ 398,500     $ 169,834
                                                      =========     =========
Undistributed Net Investment Income (Loss)            $     336     $     469
                                                      =========     =========
Share Activity:
  Shares issued:
     Initial Class                                       24,471        20,499
     Service Class                                          128            --
                                                      ---------     ---------
                                                         24,599        20,499
                                                      ---------     ---------
  Shares issued-reinvested from distributions:
     Initial Class                                           --            --
     Service Class                                           --            --
                                                      ---------     ---------
                                                             --            --
                                                      ---------     ---------
  Shares redeemed:
     Initial Class                                       (3,408)       (1,825)
     Service Class                                          (45)           --
                                                      ---------     ---------
                                                         (3,453)       (1,825)
                                                      ---------     ---------
Net increase (decrease) in shares outstanding            21,146        18,674
                                                      =========     =========

(a) Commenced operations on May 1, 2002.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                    Asset Allocation-Conservative Portfolio 3

Asset Allocation-Conservative Portfolio

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
-------------------------------------------------------------------------------------
Initial Class   06/30/2003     $  9.09      $     --         $   0.92       $   0.92
                12/31/2002       10.00           0.06           (0.97)         (0.91)
-------------------------------------------------------------------------------------
Service Class   06/30/2003        9.53          (0.01)           0.49           0.48
-------------------------------------------------------------------------------------

                 For a share outstanding throughout each period (a)
                ----------------------------------------------------
                             Distributions
                ---------------------------------------
                                                          Net Asset
                  From Net    From Net                     Value,
                 Investment   Realized       Total           End
                   Income       Gains    Distributions    of Period
--------------------------------------------------------------------
Initial Class        $--         $--          $--        $   10.01
                      --          --           --             9.09
--------------------------------------------------------------------
Service Class         --          --           --        $   10.01
--------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           10.12%        $ 397,674        0.14%        0.14%           (0.09)%         13%
                12/31/2002           (9.10)          169,834        0.19         0.19             1.07           28
------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            5.04               826        0.41         0.41            (0.36)          13
------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-May 1, 2002
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                    Asset Allocation-Conservative Portfolio 4

Asset Allocation-Conservative Portfolio

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Asset Allocation-Conservative Portfolio ("the Fund"), part of ATSF, Inc., began operations on May 1, 2002. On May 1, 2003, the Fund changed its name from Conservative Asset Allocation to Asset Allocation-Conservative Portfolio.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: The Fund's investments are valued at the net asset values of the underlying portfolios of ATSF. The net asset values of the underlying portfolios are determined after the close of the New York Stock Exchange (generally 4:00 p.m. eastern time) on the valuation date.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

ATFA has entered into consultant agreements with Morningstar Associates, LLC to provide investment services to the Fund. ATFA compensates Morningstar Associates, LLC as described in the Prospectus.

Transamerica Investment Management, LLC and Great Companies, LLC are affiliates of the Fund and are sub-advisors to other funds within AEGON/Transamerica Series Fund, Inc.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.10% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    0.25% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                    Asset Allocation-Conservative Portfolio 5

Asset Allocation-Conservative Portfolio

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $11. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                   $229,249
  U.S. Government                                                             --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                     37,642
  U.S. Government                                                             --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

        Capital Loss
        Carryforward                                   Available through
       --------------                                 ------------------
           $512                                        December 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                  $365,729
                                                                        ========
Unrealized Appreciation                                                 $ 32,802
Unrealized (Depreciation)                                                     --
                                                                        --------
Net Unrealized Appreciation (Depreciation)                              $ 32,802
                                                                        ========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                    Asset Allocation-Conservative Portfolio 6

Asset Allocation-Growth Portfolio

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                Shares           Value
-------------------------------------------------------------------------
INVESTMENT COMPANIES (100.0%)(b)
Aggressive Equity (18.4%)(b)
  T. Rowe Price Small Cap (a)                  1,410,859      $  13,304
  Third Avenue Value                           2,121,822         28,623
  Transamerica Growth Opportunities (a)        1,780,262         18,889
Balanced (1.6%)
  Federated Growth & Income                      329,998          5,296
Growth Equity (68.4%)
  Great Companies-AmericaSM                    1,340,704         11,745
  Great Companies-TechnologySM (a)             4,256,029         13,790
  Janus Growth (a)                               861,373         23,162
  Jennison Growth (a)                          4,690,534         29,738
  Marsico Growth                               1,143,751          8,624
  PBHG/NWQ Value Select                        2,646,288         34,402
  Salomon All Cap                                827,346          9,076
  T. Rowe Price Equity Income                  3,536,361         59,304
  Transamerica Equity (a)                      2,299,721         35,645
World Equity (11.6%)
  American Century International               2,719,076         17,321
  Capital Guardian Global                      2,196,006         20,972
  Van Kampen Active International
    Allocation                                    15,792            128
                                                              ---------
Total Investment Companies (cost: $302,542)                   $ 330,019
                                                              =========
SUMMARY:
  Investment companies, at value                   100.0%     $ 330,019
  Liabilities in excess of other assets              0.0%           (39)
                                               ---------      ---------
  Net assets                                       100.0%     $ 329,980
                                               =========      =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b) The Fund invests its assets in Initial Class shares of underlying portfolios of AEGON/Transamerica Series Fund, Inc., which are affiliates of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                       Asset Allocation-Growth Portfolio 1

Asset Allocation-Growth Portfolio

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment companies, at value (cost: $302,542)                       $330,019
                                                                        --------
Liabilities:
  Accounts payable and accrued liabilities:
     Management and advisory fees                                             29
  Other                                                                       10
                                                                        --------
                                                                              39
                                                                        --------
Net Assets                                                              $329,980
                                                                        ========
Net Assets Consist of:
  Capital stock, 100,000 shares authorized ($.01 par value)             $    363
  Additional paid-in capital                                             299,828
  Undistributed net investment income (loss)                                 356
  Undistributed net realized gain (loss) from
     investment companies                                                  1,956
  Net unrealized appreciation (depreciation) on
     investment companies                                                 27,477
                                                                        --------
Net Assets                                                              $329,980
                                                                        ========
Shares Outstanding:
  Initial Class                                                           36,138
  Service Class                                                              194
Net Asset Value and Offering Price Per Share:
  Initial Class                                                         $   9.08
  Service Class                                                             9.08

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                             $     --
Expenses:
  Management and advisory fees                                              123
  Transfer agent fees                                                         1
  Printing and shareholder reports                                           12
  Custody fees                                                               17
  Administration fees                                                        12
  Legal fees                                                                  1
  Auditing and accounting fees                                                5
  Directors fees                                                              4
  Other fees                                                                  2
                                                                       --------
  Total expenses                                                            177
                                                                       --------
Net Investment Income (Loss)                                               (177)
                                                                       --------
Net Realized and Unrealized Gain (Loss):
  Realized gain (loss) from investment companies                          2,582
  Increase (decrease) in unrealized appreciation
     (depreciation) on investment companies                              29,629
                                                                       --------
Net Gain (Loss) on Investment Companies                                  32,211
                                                                       --------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                      $ 32,034
                                                                       ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                       Asset Allocation-Growth Portfolio 2

Asset Allocation-Growth Portfolio

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                      June 30,
                                                        2003        December 31,
                                                     (unaudited)       2002(a)
                                                      ---------      ---------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                        $    (177)     $     533
  Net realized gain (loss) from
     investment companies                                 2,582           (626)
  Net unrealized appreciation
     (depreciation) on investment
     companies                                           29,629         (2,152)
                                                      ---------      ---------
                                                         32,034         (2,245)
                                                      ---------      ---------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --             --
     Service Class                                           --             --
                                                      ---------      ---------
                                                             --             --
                                                      ---------      ---------
  From net realized gains:
     Initial Class                                           --             --
     Service Class                                           --             --
                                                      ---------      ---------
                                                             --             --
                                                      ---------      ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                      151,012        161,900
     Service Class                                        1,778             --
                                                      ---------      ---------
                                                        152,790        161,900
                                                      ---------      ---------
  Dividends and distributions reinvested:
     Initial Class                                           --             --
     Service Class                                           --             --
                                                      ---------      ---------
                                                             --             --
                                                      ---------      ---------
  Cost of shares redeemed:
     Initial Class                                      (11,014)        (3,479)
     Service Class                                           (6)            --
                                                      ---------      ---------
                                                        (11,020)        (3,479)
                                                      ---------      ---------
                                                        141,770        158,421
                                                      ---------      ---------
Net increase (decrease) in net assets                   173,804        156,176
                                                      ---------      ---------
Net Assets:
  Beginning of period                                   156,176             --
                                                      ---------      ---------
  End of period                                       $ 329,980      $ 156,176
                                                      =========      =========
Undistributed Net Investment
  Income (Loss)                                       $     356      $     533
                                                      =========      =========
Share Activity:
  Shares issued:
     Initial Class                                       18,361         19,525
     Service Class                                          195             --
                                                      ---------      ---------
                                                         18,556         19,525
                                                      ---------      ---------
  Shares issued-reinvested from distributions:
     Initial Class                                           --             --
     Service Class                                           --             --
                                                      ---------      ---------
                                                             --             --
                                                      ---------      ---------
  Shares redeemed:
     Initial Class                                       (1,328)          (420)
     Service Class                                           (1)            --
                                                      ---------      ---------
                                                         (1,329)          (420)
                                                      ---------      ---------
Net increase (decrease) in shares
  outstanding                                            17,227         19,105
                                                      =========      =========

(a)   Commenced operations on May 1, 2002.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                       Asset Allocation-Growth Portfolio 3

Asset Allocation-Growth Portfolio

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
--------------------------------------------------------------------------------------
Initial Class   06/30/2003     $  8.17     $   (0.01)        $   0.92       $   0.91
                12/31/2002       10.00          0.08            (1.91)         (1.83)
--------------------------------------------------------------------------------------
Service Class   06/30/2003        8.46         (0.01)            0.63           0.62
--------------------------------------------------------------------------------------

                For a share outstanding throughout each period (a)
                --------------------------------------------------
                             Distributions
                ---------------------------------------
                                                         Net Asset
                  From Net    From Net                    Value,
                 Investment   Realized       Total          End
                   Income       Gains    Distributions   of Period
-------------------------------------------------------------------
Initial Class        $--         $--          $--        $   9.08
                      --          --           --            8.17
-------------------------------------------------------------------
Service Class         --          --           --            9.08
-------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           11.14%        $ 328,221        0.14%        0.14%           (0.14)%      12%
                12/31/2002          (18.30)          156,176        0.21         0.21             1.43        20
------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            7.33             1,759        0.41         0.41            (0.41)       12
------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-May 1, 2002
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                      Asset Allocation-Growth Portfolio 4

Asset Allocation-Growth Portfolio

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Asset Allocation-Growth Portfolio ("the Fund"), part of ATSF, began operations on May 1, 2002. On May 1, 2003, the Fund changed its name from Aggressive Asset Allocation to Asset Allocation-Growth Portfolio.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: The Fund's investments are valued at the net asset values of the underlying portfolios of ATSF. The net asset values of the underlying portfolios are determined after the close of the New York Stock Exchange (generally 4:00 p.m. eastern time) on the valuation date.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

ATFA has entered into a consultant agreement with Morningstar Associates, LLC to provide investment services to the Fund. ATFA compensates Morningstar Associates, LLC as described in the Prospectus.

Transamerica Investment Management, LLC and Great Companies, LLC are affiliates of the Fund and are sub-advisors to other funds within AEGON/Transamerica Series Fund, Inc.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.10% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    0.25% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                       Asset Allocation-Growth Portfolio 5

Asset Allocation-Growth Portfolio

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $9. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                   $171,351
  U.S. Government                                                             --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                     30,487
  U.S. Government                                                             --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

         Capital Loss
         Carryforward                                 Available through
        --------------                               ------------------
            $534                                     December 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                $ 302,710
                                                                      =========
Unrealized Appreciation                                               $  27,310
Unrealized (Depreciation)                                                    (1)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $  27,309
                                                                      =========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                      Asset Allocation-Growth Portfolio 6

Asset Allocation-Moderate Portfolio

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                      Shares            Value
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.0%)(b)
Aggressive Equity (12.5%)
  T. Rowe Price Small Cap (a)                        1,979,922       $   18,671
  Third Avenue Value                                 3,919,660           52,876
  Transamerica Growth Opportunities (a)              3,861,909           40,975
Capital Preservation (3.9%)
  Transamerica Money Market
    1-day yield of 0.78%                            34,705,826           34,706
Fixed-Income (36.9%)
  MFS High Yield                                    18,476,443          178,298
  PIMCO Total Return (a)                             3,308,311           36,590
  Transamerica Convertible Securities (a)           11,082,526          116,921
Growth Equity (40.8%)
  Great Companies-America(SM)                        1,617,809           14,172
  Great Companies-Technology(SM) (a)                 8,229,648           26,664
  Janus Growth (a)                                   1,150,306           30,932
  Jennison Growth (a)                                4,923,970           31,217
  Marsico Growth                                     4,794,890           36,153
Growth Equity (continued)
  PBHG/NWQ Value Select                              2,713,199           35,272
  Salomon All Cap                                    1,833,987           20,119
  T. Rowe Price Equity Income                        6,488,385          108,810
  Transamerica Equity (a)                            4,150,886           64,339
World Equity (5.9%)
  American Century International                     3,357,712           21,389
  Capital Guardian Global                            3,318,610           31,692
  Van Kampen Active International
    Allocation                                          22,901              185
                                                                     ----------
Total Investment Companies (cost: $827,708)                          $  899,981
                                                                     ==========
SUMMARY:
  Investment companies, at value                         100.0%      $  899,981
  Liabilities in excess of other assets                    0.0%             (71)
                                                    ----------       ----------
  Net assets                                              00.0%      $  899,910
                                                    ==========       ==========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b) The Fund invests its assets in Initial Class shares of underlying portfolios of AEGON/Transamerica Series Fund, Inc., which are affiliates of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                      Asset Allocation-Moderate Portfolio 1

Asset Allocation-Moderate Portfolio

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment companies, at value (cost: $827,708)                       $899,981
  Receivables:
     Dividends                                                                24
                                                                        --------
                                                                         900,005
                                                                        --------
Liabilities:
  Accounts payable and accrued liabilities:
     Management and advisory fees                                             78
  Other                                                                       17
                                                                        --------
                                                                              95
                                                                        --------
Net Assets                                                              $899,910
                                                                        ========
Net Assets Consists of:
  Capital stock, 150,000 shares authorized ($.01 par value)             $    926
  Additional paid-in capital                                             822,607
  Undistributed net investment income (loss)                                 623
  Undistributed net realized gain (loss) from
     investment companies                                                  3,481
  Net unrealized appreciation (depreciation) on
     investment companies                                                 72,273
                                                                        --------
Net Assets                                                              $899,910
                                                                        ========
Shares Outstanding:
  Initial Class                                                           92,433
  Service Class                                                              208
Net Asset Value and Offering Price Per Share:
  Initial Class                                                         $   9.71
  Service Class                                                             9.71

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Dividends                                                            $    107
                                                                       --------
Expenses:
  Management and advisory fees                                              335
  Transfer agent fees                                                         1
  Printing and shareholder reports                                           13
  Custody fees                                                               34
  Administration fees                                                        12
  Legal fees                                                                  3
  Auditing and accounting fees                                                5
  Directors fees                                                             10
  Other fees                                                                  6
                                                                       --------
  Total expenses                                                            419
                                                                       --------
Net Investment Income (Loss)                                               (312)
                                                                       --------
Net Realized and Unrealized Gain (Loss):
  Realized gain (loss) from investment companies                          4,739
  Increase (decrease) in unrealized appreciation
     (depreciation) on investment companies                              73,917
                                                                       --------
Net Gain (Loss) on Investment Companies                                  78,656
                                                                       --------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                      $ 78,344
                                                                       ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                      Asset Allocation-Moderate Portfolio 2

Asset Allocation-Moderate Portfolio

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                      June 30,
                                                        2003        December 31,
                                                     (unaudited)       2002(a)
                                                     -----------    ------------

Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                        $    (312)      $     935
  Net realized gain (loss) from
     investment companies                                 4,739          (1,258)
  Net unrealized appreciation
     (depreciation) on investment
     companies                                           73,917          (1,644)
                                                      ---------       ---------
                                                         78,344          (1,967)
                                                      ---------       ---------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
  From net realized gains:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                      435,552         413,218
     Service Class                                        2,239              --
                                                      ---------       ---------
                                                        437,791         413,218
                                                      ---------       ---------
  Dividends and distributions reinvested:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
  Cost of shares redeemed:
     Initial Class                                      (21,675)         (5,567)
     Service Class                                         (234)             --
                                                      ---------       ---------
                                                        (21,909)         (5,567)
                                                      ---------       ---------
                                                        415,882         407,651
                                                      ---------       ---------
Net increase (decrease) in net assets                   494,226         405,684
                                                      ---------       ---------
Net Assets:
  Beginning of period                                   405,684              --
                                                      ---------       ---------
  End of period                                       $ 899,910       $ 405,684
                                                      =========       =========
Undistributed Net Investment
  Income (Loss)                                       $     623       $     935
                                                      =========       =========
Share Activity:
  Shares issued:
     Initial Class                                       48,734          46,675
     Service Class                                          232              --
                                                      ---------       ---------
                                                         48,966          46,675
                                                      ---------       ---------
  Shares issued-reinvested from distributions:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
  Shares redeemed:
     Initial Class                                       (2,344)           (632)
     Service Class                                          (24)             --
                                                      ---------       ---------
                                                         (2,368)           (632)
                                                      ---------       ---------
Net increase (decrease) in shares
  outstanding                                            46,598          46,043
                                                      =========       =========

(a)   Commenced operations on May 1, 2002.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                      Asset Allocation-Moderate Portfolio 3

Asset Allocation-Moderate Portfolio

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
--------------------------------------------------------------------------------------
Initial Class   06/30/2003     $  8.81      $      --        $   0.90       $   0.90
                12/31/2002       10.00            0.06          (1.25)         (1.19)
--------------------------------------------------------------------------------------
Service Class   06/30/2003        9.21          (0.01)           0.51           0.50
--------------------------------------------------------------------------------------

                For a share outstanding throughout each period (a)
                --------------------------------------------------
                             Distributions
                ---------------------------------------
                                                         Net Asset
                  From Net    From Net                    Value,
                 Investment   Realized       Total          End
                   Income       Gains    Distributions   of Period
------------------------------------------------------------------
Initial Class        $--         $--          $--        $   9.71
                      --          --           --            8.81
------------------------------------------------------------------
Service Class         --          --           --            9.71
------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           10.22%        $ 897,893        0.12%        0.12%           (0.09)%      10%
                12/31/2002          (11.90)          405,684        0.15         0.15             1.03        21
------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            5.43             2,017        0.39         0.39            (0.36)       10
------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-May 1, 2002
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                      Asset Allocation-Moderate Portfolio 4

Asset Allocation-Moderate Portfolio

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Asset Allocation- Moderate Portfolio ("the Fund"), part of ATSF, began operations on May 1, 2002. On May 1, 2003, the Fund changed its name from Moderate Asset Allocation to Asset Allocation-Moderate Portfolio.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: The Fund's investments are valued at the net asset values of the underlying portfolios of ATSF. The net asset values of the underlying portfolios are determined after the close of the New York Stock Exchange (generally 4:00 p.m. eastern time) on the valuation date.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

ATFA has entered into a consultant agreement with Morningstar Associates, LLC to provide investment services to the Fund. ATFA compensates Morningstar Associates, LLC as described in the Prospectus.

Transamerica Investment Management, LLC and Great Companies, LLC are affiliates of the Fund and are sub-advisors to other funds within AEGON/Transamerica Series Fund, Inc.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.10% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    0.25% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                      Asset Allocation-Moderate Portfolio 5

Asset Allocation-Moderate Portfolio

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $25. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                   $480,625
  U.S. Government                                                             --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                     67,535
  U.S. Government                                                             --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

        Capital Loss
        Carryforward                                   Available through
       --------------                                 ------------------
          $1,258                                       December 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                $ 828,047
                                                                      =========
Unrealized Appreciation                                               $  71,935
Unrealized (Depreciation)                                                    (1)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $  71,934
                                                                      =========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                      Asset Allocation-Moderate Portfolio 6

Asset Allocation-Moderate Growth Portfolio

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                   Shares            Value
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.0%)(b)
Aggressive Equity (14.6%)
  T. Rowe Price Small Cap (a)                    2,198,064       $    20,728
  Third Avenue Value                             4,475,105            60,369
  Transamerica Growth Opportunities (a)          3,849,045            40,838
Balanced (1.3%)
  Federated Growth & Income                        680,750            10,926
Capital Preservation (0.0%)
  Transamerica Money Market
    1-day yield of 0.78%                               501                 1
Fixed-Income (23.1%)
  MFS High Yield                                11,262,986           108,688
  PIMCO Total Return (a)                         3,215,139            35,559
  Transamerica Convertible Securities (a)        4,649,247            49,050
Growth Equity (54.5%)
  Great Companies-America(SM)                    1,586,109            13,894
  Great Companies-Technology(SM) (a)             8,158,884            26,434
  Janus Growth (a)                               1,558,001            41,895
  Jennison Growth (a)                           10,806,300            68,512
  Marsico Growth                                 2,538,266            19,139
  PBHG/NWQ Value Select                          4,297,134            55,863
  Salomon All Cap                                1,910,359            20,957
  T. Rowe Price Equity Income                    8,015,879           134,426
  Transamerica Equity (a)                        4,921,988            76,291
World Equity (6.5%)
  American Century International                 5,476,301            34,883
  Capital Guardian Global                        2,028,837            19,375
  Van Kampen Active International
    Allocation                                      28,987               235
                                                                 -----------
Total Investment Companies (cost: $768,617)                      $   838,063
                                                                 ===========
SUMMARY:
  Investment companies, at value                     100.0%      $   838,063
  Liabilities in excess of other assets                0.0%              (89)
                                               -----------       -----------
  Net assets                                         100.0%      $   837,974
                                               ===========       ===========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b) The Fund invests its assets in Initial Class shares of underlying portfolios of AEGON/Transamerica Series Fund, Inc., which are affiliates of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                  Asset Allocation-Moderate Growth Portfolio 1

Asset Allocation-Moderate Growth Portfolio

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment companies, at value (cost: $768,617)                       $838,063
                                                                        --------
Liabilities:
  Accounts payable and accrued liabilities:
     Management and advisory fees                                             71
     Distribution fees                                                         1
  Other                                                                       17
                                                                        --------
                                                                              89
                                                                        --------
Net Assets                                                              $837,974
                                                                        ========
Net Assets Consist of:
  Capital stock, 150,000 shares authorized ($.01 par value)             $    889
  Additional paid-in capital                                             765,072
  Undistributed net investment income (loss)                                 802
  Undistributed net realized gain (loss) from
     investment companies                                                  1,765
  Net unrealized appreciation (depreciation) on
     investment companies                                                 69,446
                                                                        --------
Net Assets                                                              $837,974
                                                                        ========
Shares Outstanding:
  Initial Class                                                           88,333
  Service Class                                                              583
Net Asset Value and Offering Price Per Share:
  Initial Class                                                         $   9.42
  Service Class                                                             9.43

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                             $     --
Expenses:
  Management and advisory fees                                              311
  Transfer agent fees                                                         1
  Printing and shareholder reports                                           14
  Custody fees                                                               32
  Administration fees                                                        12
  Legal fees                                                                  3
  Auditing and accounting fees                                                5
  Directors fees                                                              9
  Other fees                                                                  6
  Distribution and service fees:
     Initial Class                                                           --
     Service Class                                                            1
                                                                       --------
  Total expenses                                                            394
                                                                       --------
Net Investment Income (Loss)                                               (394)
                                                                       --------
Net Realized and Unrealized Gain (Loss):
  Realized gain (loss) from investment companies                          3,299
  Increase (Decrease) in unrealized appreciation
     (depreciation) on investment companies                              72,025
                                                                       --------
Net Gain (Loss) on Investment Companies                                  75,324
                                                                       --------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                      $ 74,930
                                                                       ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                  Asset Allocation-Moderate Growth Portfolio 2

Asset Allocation-Moderate Growth Portfolio

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                       June 30,
                                                         2003       December 31,
                                                      (unaudited)     2002(a)
                                                      -----------   ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                        $    (394)      $   1,196
  Net realized gain (loss) from
     investment companies                                 3,299          (1,534)
  Net unrealized appreciation
     (depreciation) on investment
     companies                                           72,025          (2,579)
                                                      ---------       ---------
                                                         74,930          (2,917)
                                                      ---------       ---------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
  From net realized gains:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                      389,261         404,032
     Service Class                                        5,802              --
                                                      ---------       ---------
                                                        395,063         404,032
                                                      ---------       ---------
  Dividends and distributions reinvested:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
  Cost of shares redeemed:
     Initial Class                                      (28,306)         (4,507)
     Service Class                                         (321)             --
                                                      ---------       ---------
                                                        (28,627)         (4,507)
                                                      ---------       ---------
                                                        366,436         399,525
                                                      ---------       ---------
Net increase (decrease) in net assets                   441,366         396,608
                                                      ---------       ---------
Net Assets:
  Beginning of period                                   396,608              --
                                                      ---------       ---------
  End of period                                       $ 837,974       $ 396,608
                                                      =========       =========
Undistributed Net Investment
  Income (Loss)                                       $     802       $   1,196
                                                      =========       =========
Share Activity:
  Shares issued:
     Initial Class                                       45,077          47,067
     Service Class                                          616              --
                                                      ---------       ---------
                                                         45,693          47,067
                                                      ---------       ---------
  Shares issued-reinvested from distributions:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
  Shares redeemed:
     Initial Class                                       (3,276)           (535)
     Service Class                                          (33)             --
                                                      ---------       ---------
                                                         (3,309)           (535)
                                                      ---------       ---------
Net increase (decrease) in shares
  outstanding                                            42,384          46,532
                                                      =========       =========

(a)   Commenced operations on May 1, 2002

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                  Asset Allocation-Moderate Growth Portfolio 3

Asset Allocation-Moderate Growth Portfolio

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
--------------------------------------------------------------------------------------
Initial Class   06/30/2003     $  8.52     $   (0.01)        $   0.91       $   0.90
                12/31/2002       10.00          0.08            (1.56)         (1.48)
--------------------------------------------------------------------------------------
Service Class   06/30/2003        8.87         (0.01)            0.57           0.56
--------------------------------------------------------------------------------------

                For a share outstanding throughout each period (a)
                --------------------------------------------------
                             Distributions
                ---------------------------------------
                                                         Net Asset
                  From Net    From Net                    Value,
                 Investment   Realized       Total          End
                   Income       Gains    Distributions   of Period
------------------------------------------------------------------
Initial Class        $--         $--          $--        $   9.42
                      --          --           --            8.52
------------------------------------------------------------------
Service Class         --          --           --            9.43
------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
-------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           10.56%        $ 832,478        0.13%        0.13%           (0.13)%         10%
                12/31/2002          (14.80)          396,608        0.15         0.15             1.33           23
-------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            6.31             5,496        0.39         0.39            (0.39)          10
-------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-May 1, 2002
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003

                  Asset Allocation-Moderate Growth Portfolio 4

Asset Allocation-Moderate Growth Portfolio

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Asset Allocation- Moderate Growth Portfolio ("the Fund"), part of ATSF, began operations on May 1, 2002. On May 1, 2003, the Fund changed its name from Moderately Aggressive Asset Allocation to Asset Allocation-Moderate Growth Portfolio.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: The Fund's investments are valued at the net asset values of the underlying portfolios of ATSF. The net asset values of the underlying portfolios are determined after the close of the New York Stock Exchange (generally 4:00 p.m. eastern time) on the valuation date.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

ATFA has entered into consultant agreements with Morningstar Associates, LLC to provide investment services to the Fund. ATFA compensates Morningstar Associates, LLC as described in the Prospectus. Transamerica Investment Management, LLC and Great Companies, LLC are affiliates of the Fund and are sub-advisors to other funds within AEGON/Transamerica Series Fund, Inc.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.10% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    0.25% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                  Asset Allocation-Moderate Growth Portfolio 5

Asset Allocation-Moderate Growth Portfolio

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF. ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $24. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                   $423,003
  U.S. Government                                                             --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                     60,873
  U.S. Government                                                             --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales net operating losses and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

        Capital Loss
        Carryforward                                   Available through
       --------------                                 ------------------

           $1,513                                      December 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                $ 769,895
                                                                      =========
Unrealized Appreciation                                               $  68,169
Unrealized (Depreciation)                                                    (1)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $  68,168
                                                                      =========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                  Asset Allocation-Moderate Growth Portfolio 6

BlackRock Global Science & Technology Opportunities

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                           Shares         Value
                                                           ------         -----
COMMON STOCKS (82.9%)
Bermuda (0.7%)
  Accenture Ltd (a)                                         3,500         $   63
Canada (1.1%)
  Biovail Corporation (a)                                   2,100             99
Cayman Islands (1.0%)
  O2Micro International, Ltd. (a)                           5,500             89
Finland (1.9%)
  Nokia Oyj-ADR                                            10,300            169
France (0.7%)
  Business Objects SA-ADR (a)                               3,000             66
Italy (0.7%)
  Tiscali SpA (a)                                          11,700             60
Japan (0.7%)
  Brother Industries, Ltd.                                  3,000             21
  Citizen Electronics Co., Ltd.                               800             35
  SEGA Corporation (a)                                      1,100              8
Singapore (1.1%)
  Flextronics International Ltd. (a)                        9,600            100
South Korea (1.9%)
  Samsung Electronics Co., Ltd.                               300             89
  Seoul Semiconductor Co., Ltd.                             3,300             40
  Testech Incorporated (a)                                  6,510             15
  You Eal Electronics Co., Ltd.                             1,300             31
Taiwan (0.4%)
  Siliconware Precision Industries Co.,
    Ltd.-ADR (a)                                           11,200             36
United Kingdom (0.4%)
  Shire Pharmaceuticals Group PLC-ADR (a)                   1,800             35
United States (72.3%)
  ACLARA BioSciences, Inc. (a)                             11,800             50
  Affiliated Computer Services, Inc.-
    Class A (a)                                             1,400             64
  Agere Systems Inc. (a)                                   17,700             41
  Alkermes, Inc. (a)                                        5,400             58
  Amgen Inc. (a)                                            1,800            120
  Amylin Pharmaceuticals, Inc. (a)                          2,000             44
  Andrx Corporation-Andrx Group (a)                         3,400             68
  Antigenics Inc. (a)                                       5,200             60
  Applied Micro Circuits Corporation (a)                   10,100             61
  ATMI, Inc. (a)                                            2,300             57
  Avnet, Inc. (a)                                           4,000             51
  Axcelis Technologies, Inc. (a)                           15,200             93
  Barr Laboratories, Inc. (a)                                 600             39
  Biogen, Inc. (a)                                            900             34
  Biosite Incorporated (a)                                  1,000             48
  Borland Software Corporation (a)                          3,900             38
  Boston Scientific Corporation (a)                         1,500             92
  Broadcom Corporation-Class A (a)                          1,900             47
  Caliper Technologies Corp. (a)                           10,900             50
  Caremark Rx, Inc. (a)                                     1,600             41
  Celgene Corporation (a)                                   2,100             64
  Cephalon, Inc. (a)                                        1,200             49
  Cisco Systems, Inc. (a)                                   9,100            152
  Concurrent Computer Corporation (a)                      16,700             49
  Cymer, Inc. (a)                                           2,200             70
  Documentum, Inc. (a)                                      1,800             35
  EarthLink, Inc. (a)                                       5,500             43
  Emulex Corporation (a)                                    2,000             46
  Enterasys Networks, Inc. (a)                             13,900             42
  Forest Laboratories, Inc. (a)                             2,600            142
  GlobeSpan Virata, Inc. (a)                                6,100             50
  Guidant Corporation                                       2,100             93
  Harris Corporation                                        2,500             75
  Hewlett-Packard Company                                  10,600            226
  Humana Inc. (a)                                           3,300             50
  Ilex Oncology, Inc. (a)                                   2,800             54
  IMPAC Medical Systems, Inc. (a)                           1,500             31
  Impax Laboratories, Inc. (a)                              4,600             55
  Inspire Pharmaceuticals, Inc. (a)                         9,856            106
  Integrated Circuit Systems, Inc. (a)                      2,700             85
  Intel Corporation                                        10,900            227
  International Business Machines
    Corporation                                             2,800            231
  Intersil Corporation-Class A (a)                          1,800             48
  Johnson & Johnson                                         1,500             78
  Juniper Networks, Inc. (a)                                4,100             51
  KLA -Tencor Corporation (a)                               1,200             56
  LifePoint Hospitals, Inc. (a)                             2,500             52
  Linear Technology Corporation                             2,300             74
  MasTec, Inc. (a)                                         10,000             58
  Maxim Integrated Products                                 3,400            117
  Maxtor Corporation (a)                                   11,500             86
  McLeodUSA Incorporated-Class A (a)                       21,200             32
  Medicines Company (The) (a)                               4,800             95
  Medicis Pharmaceutical
    Corporation-Class A                                     1,200             68
  Merck & Co., Inc.                                         1,400             85
  Micron Technology, Inc. (a)                               3,100             36
  Microsoft Corporation                                     8,800            225
  MicroStrategy Incorporated-Class A (a)                    2,700             98
  Motorola, Inc.                                            9,500             90
  Myriad Genetics, Inc. (a)                                 2,800             38
  NetScreen Technologies, Inc. (a)                          1,800             41
  Network Associates, Inc. (a)                              3,500             44

The notes to the financial statements are an integral part of this report

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003

              BlackRock Global Science & Technology Opportunities 1

BlackRock Global Science & Technology Opportunities

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                           Shares          Value
                                                           ------          -----
United States (continued)
  Neurocrine Biosciences, Inc. (a)                          1,100         $   55
  Nextel Partners, Inc.-Class A (a)                         5,800             42
  Novellus Systems, Inc. (a)                                3,800            139
  NPS Pharmaceuticals, Inc. (a)                             1,700             41
  Oracle Corporation (a)                                    9,700            118
  OSI Pharmaceuticals, Inc. (a)                             1,400             45
  Pitney Bowes Inc.                                         3,000            116
  PRAECIS PHARMACEUTICALS
    INCORPORATED (a)                                       13,500             66
  QUALCOMM Incorporated                                     1,800             64
  Roxio, Inc. (a)                                           7,400             50
  ScanSoft, Inc. (a)                                       12,600             68
  Schering-Plough Corporation                               4,700             87
  SeaChange International, Inc. (a)                         4,900             47
  Siebel Systems, Inc. (a)                                  3,300             31
  Sirius Satellite Radio Inc. (a)                          16,900             29
  Skyworks Solutions, Inc. (a)                              6,500             44
  Somera Communications, Inc. (a)                          18,700             27
  SonicWALL, Inc. (a)                                      13,800             66
  Tekelec (a)                                               4,400             50
  TIBCO Software Inc. (a)                                  17,000             87
  TranSwitch Corporation (a)                               22,100             30
  Trimeris, Inc. (a)                                        1,800             82
  Unisys Corporation (a)                                    6,500             80
  United Surgical Partners
    International, Inc. (a)                                 1,500             34
  Varian Semiconductor Equipment
    Associates, Inc. (a)                                    4,400            131
  VeriSign, Inc. (a)                                        5,400             75
  Vertex Pharmaceuticals Incorporated (a)                   2,600             38
  Vialta, Inc. (a)                                              7            (b)
  Vicuron Pharmaceuticals Inc. (a)                          2,500             35
  webMethods, Inc. (a)                                      4,200             34
  Westell Technologies, Inc.-Class A (a)                   13,200            114
  XM Satellite Radio Holdings Inc. (a)                      6,500             72
                                                                          ------
Total Common Stocks (cost: $7,010)                                         7,556
                                                                          ------

                                                     Principal       Value
                                                     ---------       -----
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (11.0%)
  Federal Home Loan Bank
    0.95%, due 07/01/2003                            $  1,000       $1,000
                                                                    ------
Total Short-Term U.S. Government Obligations
  (cost: $1,000)                                                     1,000
                                                                    ------

Total Investment Securities (cost: $8,010)                          $8,556
                                                                    ======
SUMMARY:
  Investment securities, at value                        93.9%      $8,556
  Other assets in excess of liabilities                   6.1%         551
                                                     --------       ------
  Net assets                                            100.0%      $9,107
                                                     ========       ======

                                             Percentage       Value
                                            ------------   ----------
INVESTMENTS BY INDUSTRY:
  Pharmaceuticals                                20.2%      $ 1,840
  Computer & Data Processing Services            13.0%        1,187
  Electronic Components & Accessories            12.1%        1,106
  Computer & Office Equipment                    11.4%        1,040
  Communications Equipment                        6.7%          609
  Industrial Machinery & Equipment                4.8%          433
  Medical Instruments & Supplies                  2.6%          233
  Electronic & Other Electric Equipment           2.0%          179
  Telecommunications                              1.8%          165
  Instruments & Related Products                  1.7%          156
  Business Services                               1.4%          129
  Health Services                                 1.4%          127
  Electrical Goods                                0.9%           78
  Communication                                   0.8%           72
  Construction                                    0.6%           58
  Chemicals & Allied Products                     0.6%           57
  Insurance                                       0.5%           50
  Radio & Television Broadcasting                 0.3%           29
  Manufacturing Industries                        0.1%            8
                                                -----       -------
  Investments, at value                          82.9%        7,556
  Short-term investments                         11.0%        1,000
  Other assets in excess of liabilities           6.1%          551
                                                -----       -------
  Net assets                                    100.0%      $ 9,107
                                                =====       =======

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   Value is less than $1.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


              BlackRock Global Science & Technology Opportunities 2

BlackRock Global Science & Technology Opportunities

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $8,010)                        $ 8,556
  Cash                                                                       35
  Foreign cash (cost: $365)                                                 366
  Receivables:
     Investment securities sold                                             439
     Dividends                                                                1
  Other                                                                       2
                                                                        -------
                                                                          9,399
                                                                        -------
Liabilities:
  Investment securities purchased                                           281
  Accounts payable and accrued liabilities:
     Management and advisory fees                                             8
  Other                                                                       3
                                                                        -------
                                                                            292
                                                                        -------
Net Assets                                                              $ 9,107
                                                                        =======
Net Assets Consist of:
  Capital stock, 50,000 shares authorized ($.01 par value)              $    11
  Additional paid-in capital                                              8,306
  Accumulated net investment income (loss)                                  (27)
  Undistributed net realized gain (loss) from investment
     securities and foreign currency transactions                           270
  Net unrealized appreciation (depreciation) on:
     Investment securities                                                  546
     Translation of assets and liabilities denominated in
       foreign currencies                                                     1
                                                                        -------
Net Assets                                                              $ 9,107
                                                                        =======
Shares Outstanding:
  Initial Class                                                           1,102
  Service Class                                                               4
Net Asset Value and Offering Price Per Share:
  Initial Class                                                         $  8.24
  Service Class                                                            8.24

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                              $     5
  Dividends                                                                   6
                                                                        -------
                                                                             11
                                                                        -------
Expenses:
  Management and advisory fees                                               24
  Transfer agent fees                                                         1
  Printing and shareholder reports                                            6
  Custody fees                                                                7
  Administration fees                                                        12
  Auditing and accounting fees                                                5
                                                                        -------
  Total expenses                                                             55
     Less advisory fee waiver                                               (17)
                                                                        -------
  Net expenses                                                               38
                                                                        -------
Net Investment Income (Loss)                                                (27)
                                                                        -------
Net Realized Gain (Loss) from:
  Investment securities                                                     558
  Foreign currency transactions                                              (3)
                                                                        -------
                                                                            555
                                                                        -------
Net Increase (Decrease) in Unrealized Appreciation
  (Depreciation) on:
  Investment securities                                                     759
  Translation of assets and liabilities denominated in
     foreign currency                                                         1
                                                                        -------
                                                                            760
                                                                        -------
Net Gain (Loss) on Investments and Foreign
  Currency Transactions                                                   1,315
                                                                        -------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                       $ 1,288
                                                                        =======

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


              BlackRock Global Science & Technology Opportunities 3

BlackRock Global Science & Technology Opportunities

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                        June 30,
                                                          2003      December 31,
                                                       (unaudited)      2002
                                                       -----------  ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                           $   (27)     $   (15)
  Net realized gain (loss) from
     investment securities and foreign
     currency transactions                                   555         (225)
  Net unrealized appreciation
     (depreciation) on investment
     securities and foreign currency
     translation                                             760         (323)
                                                         -------      -------
                                                           1,288         (563)
                                                         -------      -------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                            --           --
     Service Class                                            --           --
                                                         -------      -------
                                                              --           --
                                                         -------      -------
  From net realized gains:
     Initial Class                                            --           --
     Service Class                                            --           --
                                                         -------      -------
                                                              --           --
                                                         -------      -------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                         6,076        3,359
     Service Class                                            27           --
                                                         -------      -------
                                                           6,103        3,359
                                                         -------      -------
  Dividends and distributions reinvested:
     Initial Class                                            --           --
     Service Class                                            --           --
                                                         -------      -------
                                                              --           --
                                                         -------      -------
  Cost of shares redeemed:
     Initial Class                                        (1,920)        (209)
     Service Class                                            --           --
                                                         -------      -------
                                                          (1,920)        (209)
                                                         -------      -------
                                                           4,183        3,150
                                                         -------      -------
Net increase (decrease) in net assets                      5,471        2,587
                                                         -------      -------
Net Assets:
  Beginning of period                                      3,636        1,049
                                                         -------      -------
  End of period                                          $ 9,107      $ 3,636
                                                         =======      =======
Accumulated Net Investment
  Income (Loss)                                          $   (27)     $    --
                                                         =======      =======
Share Activity:
  Shares issued:
     Initial Class                                           825          477
     Service Class                                             4           --
                                                         -------      -------
                                                             829          477
                                                         -------      -------
  Shares issued-reinvested from distributions:
     Initial Class                                            --           --
     Service Class                                            --           --
                                                         -------      -------
                                                              --           --
                                                         -------      -------
  Shares redeemed:
     Initial Class                                          (270)         (30)
     Service Class                                            --           --
                                                         -------      -------
                                                            (270)         (30)
                                                         -------      -------
Net increase (decrease) in shares
  outstanding                                                559          447
                                                         =======      =======

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


              BlackRock Global Science & Technology Opportunities 4

BlackRock Global Science & Technology Opportunities

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
--------------------------------------------------------------------------------------
Initial Class   06/30/2003     $  6.65     $   (0.04)        $   1.63       $   1.59
                12/31/2002       10.45         (0.08)           (3.72)         (3.80)
                12/31/2001       10.00         (0.04)            0.49           0.45
--------------------------------------------------------------------------------------
Service Class   06/30/2003        7.04         (0.02)            1.22           1.20
--------------------------------------------------------------------------------------

                For a share outstanding throughout each period (a)
                --------------------------------------------------
                             Distributions
                ---------------------------------------
                                                         Net Asset
                  From Net    From Net                    Value,
                 Investment   Realized       Total          End
                   Income       Gains    Distributions   of Period
-------------------------------------------------------------------
Initial Class        $--         $--          $--        $   8.24
                      --          --           --            6.65
                      --          --           --           10.45
-------------------------------------------------------------------
Service Class         --          --           --            8.24
-------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           23.91%         $ 9,076         1.40%        2.06%           (0.99)%         140%
                12/31/2002          (36.36)           3,636         1.40         6.65            (1.10)          356
                12/31/2001            4.50            1,049         1.40        10.75            (1.16)          225
-------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003           17.05               31         1.69         3.67            (1.33)          140
-------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-August 17, 2001
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


              BlackRock Global Science & Technology Opportunities 5

BlackRock Global Science & Technology Opportunities

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. BlackRock Global Science & Technology Opportunities ("the Fund"), part of ATSF, began operations on August 17, 2001. On May 1, 2003, the Fund changed its name from BlackRock Global Science & Technology to BlackRock Global Science & Technology Opportunities.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The service class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


              BlackRock Global Science & Technology Opportunities 6

BlackRock Global Science & Technology Opportunities

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.90% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.40% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                     $9,551
  U.S. Government                                                             --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                      6,329
  U.S. Government                                                             --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

        Capital Loss
        Carryforward                                   Available through
       --------------                                 ------------------
           $ 55                                        December 31, 2009
            211                                        December 31, 2010

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


             BlackRock Global Science & Technology Opportunities 7

BlackRock Global Science & Technology Opportunities

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 4-(continued)

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                  $ 8,039
                                                                        =======
Unrealized Appreciation                                                 $   675
Unrealized (Depreciation)                                                  (158)
                                                                        -------
Net Unrealized Appreciation (Depreciation)                              $   517
                                                                        =======

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


              BlackRock Global Science & Technology Opportunities 8

BlackRock Large Cap Value

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                              Shares       Value
--------------------------------------------------------------------------------
COMMON STOCKS (99.4%)
Aerospace (2.3%)
  Lockheed Martin Corporation                                   125          $ 6
  Northrop Grumman Corporation                                   75            6
  United Technologies Corporation                               100            7
Air Transportation (0.6%)
  FedEx Corporation                                              75            5
Amusement & Recreation Services (0.4%)
  Disney (Walt) Company (The)                                   150            3
Apparel Products (0.6%)
  Columbia Sportswear Company (a)                               100            5
Automotive (1.8%)
  General Motors Corporation                                    275           10
  PACCAR Inc.                                                    75            5
Beverages (0.5%)
  Constellation Brands, Inc. (a)                                125            4
Chemicals & Allied Products (4.2%)
  Dow Chemical Company (The)                                    100            3
  du Pont (E.I.) de Nemours and Company                         200            8
  Eastman Chemical Company                                      150            5
  Lubrizol Corporation (The)                                    150            5
  Procter & Gamble Company (The)                                100            9
  Sherwin-Williams Company (The)                                175            5
Commercial Banks (19.7%)
  Associated Banc-Corp                                          125            5
  Bank of America Corporation                                   360           28
  Citigroup Inc.                                                925           40
  First Tennessee National Corporation                          125            5
  Marshall & Ilsley Corporation                                 125            4
  MBNA Corporation                                              200            4
  Morgan Chase & Co. (J.P.)                                     600           21
  National City Corporation                                     350           11
  U.S. Bancorp                                                  520           12
  Wachovia Corporation                                          400           16
  Wells Fargo & Company                                         400           20
Communication (2.6%)
  Comcast Corporation-Class A (a)                               211            6
  Liberty Media Corporation-Class A (a)                         500            6
  Viacom, Inc.-Class B (a)                                      225           10
Communications Equipment (0.8%)
  Scientific-Atlanta, Inc.                                      275            7
Computer & Data Processing Services (0.5%)
  Unisys Corporation (a)                                        300            4
Computer & Office Equipment (4.1%)
  Hewlett-Packard Company                                       600           12
  International Business Machines
    Corporation                                                 200           17
  Pitney Bowes Inc.                                             120            5
Construction (1.0%)
  Centex Corporation                                            100            8
Department Stores (0.8%)
  Sears, Roebuck and Co.                                        200            7
Electric Services (4.1%)
  Constellation Energy Group, Inc.                              200            7
  Dominion Resources, Inc.                                      160           10
  Entergy Corporation                                           175            9
  Mirant Corporation (a)                                        750            2
  TXU Corp.                                                     250            6
Electric, Gas & Sanitary Services (2.3%)
  Exelon Corporation                                            200           11
  NiSource Inc.                                                 225            4
  Public Service Enterprise Group
    Incorporated                                                100            4
Electrical Goods (0.2%)
  Arrow Electronics, Inc. (a)                                   150            2
Electronic & Other Electric Equipment (0.6%)
  Energizer Holdings, Inc. (a)                                  150            5
Electronic Components & Accessories (0.5%)
  Jabil Circuit, Inc. (a)                                       175            4
Environmental Services (0.6%)
  Republic Services, Inc. (a)                                   200            5
Fabricated Metal Products (0.5%)
  Fortune Brands, Inc.                                           75            4
Food & Kindred Products (3.7%)
  Altria Group, Inc.                                            250           11
  ConAgra Foods, Inc.                                           200            5
  Dean Foods Company (a)                                        150            5
  Kellogg Company                                               200            7
  Smucker (J.M.) Company (The)                                   75            3
Food Stores (0.4%)
  Winn-Dixie Stores, Inc.                                       250            3
Holding & Other Investment Offices (2.0%)
  Equity Office Properties Trust                                250            7
  General Growth Properties, Inc.                                50            3
  Simon Property Group, Inc.                                    175            7

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           BlackRock Large Cap Value 1

BlackRock Large Cap Value

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                             Shares        Value
--------------------------------------------------------------------------------
Hotels & Other Lodging Places (0.6%)
  Park Place Entertainment Corporation (a)                    500         $    5
Industrial Machinery & Equipment (2.0%)
  American Standard Companies Inc. (a)                         75              6
  Black & Decker Corporation (The)                             75              3
  Caterpillar, Inc.                                            75              4
  Pentair, Inc.                                               100              4
Insurance (5.3%)
  ACE Limited                                                 120              4
  Allstate Corporation (The)                                  250              9
  American International Group, Inc.                          200             11
  Fidelity National Financial, Inc.                           156              5
  Old Republic International Corp.                            150              5
  W.R. Berkley Corporation                                    100              5
  WellPoint Health Networks Inc. (a)                           75              6
Life Insurance (1.3%)
  Protective Life Corporation                                 125              3
  Prudential Financial, Inc.                                  245              8
Metal Cans & Shipping Containers (0.6%)
  Ball Corporation                                            100              5
Mortgage Bankers & Brokers (0.4%)
  Countrywide Credit Industries, Inc.                          50              3
Motion Pictures (1.9%)
  AOL Time Warner Inc. (a)                                    675             11
  Fox Entertainment Group, Inc.-Class A (a)                   175              5
Oil & Gas Extraction (2.9%)
  ConocoPhillips                                              250             13
  Devon Energy Corporation                                    125              7
  Occidental Petroleum Corporation                            150              5
Paper & Allied Products (0.7%)
  International Paper Company                                 160              6
Personal Services (1.2%)
  Cendant Corporation (a)                                     525             10
Petroleum Refining (7.3%)
  ChevronTexaco Corporation                                   250             18
  Exxon Mobil Corporation                                   1,100             40
  Marathon Oil Corporation                                    150              4
Pharmaceuticals (3.3%)
  McKesson HBOC, Inc.                                         175              6
  Merck & Co., Inc.                                           250             15
Pharmaceuticals (continued)
  Watson Pharmaceuticals, Inc. (a)                            175              7
Primary Metal Industries (0.7%)
  Alcoa Inc.                                                  240              6
Printing & Publishing (1.1%)
  McGraw-Hill Companies, Inc. (The)                            75              5
  Washington Post Company (The)-Class B                         5              4
Railroads (1.1%)
  Burlington Northern Santa Fe Corp.                          200              6
  Union Pacific Corporation                                    50              3
Real Estate (0.5%)
  Rouse Company (The)                                         100              4
Restaurants (0.8%)
  McDonald's Corporation                                      325              7
Retail Trade (0.6%)
  InterActiveCorp (a)                                         130              5
Savings Institutions (1.8%)
  Charter One Financial, Inc.                                 125              4
  Washington Mutual, Inc.                                     275             11
Security & Commodity Brokers (3.1%)
  Lehman Brothers Holdings Inc.                               100              7
  Merrill Lynch & Co., Inc.                                   275             12
  Morgan Stanley Dean Witter & Co.                            160              7
Shoe Stores (0.6%)
  Foot Locker, Inc.                                           350              5
Telecommunications (6.4%)
  AT&T Corp.                                                  225              4
  AT&T Wireless Services, Inc. (a)                            650              5
  BellSouth Corporation                                       500             12
  SBC Communications Inc.                                     350              9
  Verizon Communications, Inc.                                600             24
U.S. Government Agencies (0.4%)
  Freddie Mac                                                  50              3
                                                                          ------
Total Common Stocks (cost: $ 768)                                            834
                                                                          ------
Total Investment Securities (cost: $ 768)                                 $  834
                                                                          ======
SUMMARY:
  Investment securities, at value                            99.4%        $  834
  Other assets in excess of liabilities                       0.6%             5
                                                           ------         ------
  Net assets                                                100.0%        $  839
                                                           ======         ======

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           BlackRock Large Cap Value 2

BlackRock Large Cap Value

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $768)                          $   834
  Cash                                                                        5
  Receivables:
     Dividends                                                                1
  Other                                                                       4
                                                                        -------
                                                                            844
                                                                        -------
Liabilities:
  Accounts payable and accrued liabilities:
     Management and advisory fees                                             3
  Other                                                                       2
                                                                        -------
                                                                              5
                                                                        -------
Net Assets                                                              $   839
                                                                        =======
Net Assets Consist of:
  Capital stock, 50,000 shares authorized ($.01 par value)              $     1
  Additional paid-in capital                                              1,053
  Undistributed net investment income (loss)                                  7
  Accumulated net realized gain (loss) from
     investment securities                                                 (288)
  Net unrealized appreciation (depreciation) on
     investment securities                                                   66
                                                                        -------
Net Assets                                                              $   839
                                                                        =======
Shares Outstanding                                                          105
Net Asset Value and Offering Price Per Share                            $  8.00

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Dividends                                                               $   8
                                                                          -----
Expenses:
  Management and advisory fees                                                3
  Transfer agent fees                                                         1
  Printing and shareholder reports                                            3
  Custody fees                                                                5
  Administration fees                                                        11
  Auditing and accounting fees                                                5
                                                                          -----
  Total expenses                                                             28
     Less advisory fee waiver                                               (23)
                                                                          -----
  Net expenses                                                                5
                                                                          -----
Net Investment Income (Loss)                                                  3
                                                                          -----
Net Realized and Unrealized Gain (Loss):
  Realized gain (loss) from investment securities                           (64)
  Increase (decrease) in unrealized appreciation
     (depreciation) on investment securities                                129
                                                                          -----
Net Gain (Loss) on Investment Securities                                     65
                                                                          -----
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                         $  68
                                                                          =====

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           BlackRock Large Cap Value 3

BlackRock Large Cap Value

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                      June 30,
                                                        2003        December 31,
                                                     (unaudited)        2002
                                                     -----------    ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                          $     3         $     3
  Net realized gain (loss) from
     investment securities                                  (64)           (192)
  Net unrealized appreciation
     (depreciation) on investment
     securities                                             129             (60)
                                                        -------         -------
                                                             68            (249)
                                                        -------         -------
Distributions to Shareholders:
  From net investment income                                 --              (1)
  From net realized gains                                    --              --
                                                        -------         -------
                                                             --              (1)
                                                        -------         -------
Capital Share Transactions:
  Proceeds from shares sold                                   2              71
  Dividends and distributions reinvested                     --               1
  Cost of shares redeemed                                    (6)            (58)
                                                        -------         -------
                                                             (4)             14
                                                        -------         -------
Net increase (decrease) in net assets                        64            (236)
                                                        -------         -------
Net Assets:
  Beginning of period                                       775           1,011
                                                        -------         -------
  End of period                                         $   839         $   775
                                                        =======         =======
Undistributed Net Investment
  Income (Loss)                                         $     7         $     4
                                                        =======         =======
Share Activity:
  Shares issued                                               1               8
  Shares issued-reinvested from
     distributions                                           --              --
  Shares redeemed                                            (1)             (8)
                                                        -------         -------
                                                             (1)             --
                                                        -------         -------
Net increase (decrease) in shares
  outstanding                                                --              --
                                                        =======         =======

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           BlackRock Large Cap Value 4

BlackRock Large Cap Value

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                          For a share outstanding throughout each period (a)
             ------------------------------------------------------------------------------------------------------------
                                     Investment Operations                          Distributions
                         --------------------------------------------- ---------------------------------------
              Net Asset                                                                                         Net Asset
   For the      Value,         Net         Net Realized                  From Net    From Net                    Value,
   Period     Beginning     Investment    and Unrealized      Total     Investment   Realized       Total          End
  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations     Income       Gains    Distributions   of Period
-------------------------------------------------------------------------------------------------------------------------
06/30/2003     $  7.35      $   0.03         $   0.62       $   0.65     $     --       $--       $     --      $   8.00
12/31/2002        9.65          0.02            (2.31)         (2.29)       (0.01)       --          (0.01)         7.35
12/31/2001       10.00          0.01            (0.36)         (0.35)          --        --             --          9.65
-------------------------------------------------------------------------------------------------------------------------

                                                        Ratios/Supplemental Data
                                 -----------------------------------------------------------------------
                                                    Ratio of Expenses
                                  Net Assets,           to Average          Net Investment
   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
   Period           Total            Period      -----------------------      to Average       Turnover
  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
--------------------------------------------------------------------------------------------------------
06/30/2003            8.84%         $   839         1.30%        7.40%            0.88%            90%
12/31/2002          (23.74)             775         1.30         8.79             0.28            146
12/31/2001           (3.50)           1,011         1.30         8.63             0.31             31
--------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception date of the Fund was August 17, 2001.

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          BlackRock Large Cap Value 5

BlackRock Large Cap Value

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. BlackRock Large Cap Value ("the Fund"), part of ATSF, began operations on August 17, 2001.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.80% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.30% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          BlackRock Large Cap Value 6

BlackRock Large Cap Value

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                       $715
  U.S. Government                                                              3
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                        673
  U.S. Government                                                             17

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

       Capital Loss
       Carryforward                                     Available through
      --------------                                   ------------------
          $ 24                                          December 31, 2009
           150                                          December 31, 2010

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002 of $34 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                    $ 773
                                                                          =====
Unrealized Appreciation                                                   $  76
Unrealized (Depreciation)                                                   (15)
                                                                          -----
Net Unrealized Appreciation (Depreciation)                                $  61
                                                                          =====

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           BlackRock Large Cap Value 7

BlackRock Mid Cap Growth

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                            Shares        Value
--------------------------------------------------------------------------------
COMMON STOCKS (95.7%)
Apparel & Accessory Stores (4.6%)
  Abercrombie & Fitch Co.-Class A (a)                       11,200        $  318
  Limited, Inc. (The)                                       18,630           289
Business Services (7.5%)
  BISYS Group, Inc. (The) (a)                               21,400           393
  ChoicePoint Inc. (a)                                       6,200           214
  Manpower Inc.                                              5,600           208
  SEI Investments Company                                    5,200           166
Chemicals & Allied Products (2.0%)
  Smith International, Inc. (a)                              7,000           257
Communication (0.6%)
  Cablevision Systems Corporation-
    Class A (a)                                              3,500            73
Communications Equipment (1.2%)
  Harris Corporation                                         5,400           162
Computer & Data Processing Services (9.1%)
  BEA Systems, Inc. (a)                                     10,100           110
  Ceridian Corporation (a)                                  22,600           384
  DST Systems, Inc. (a)                                      4,900           186
  Network Associates, Inc. (a)                              21,600           274
  Siebel Systems, Inc. (a)                                  26,000           248
Computer & Office Equipment (1.7%)
  Storage Technology Corporation (a)                         8,700           224
Construction (1.4%)
  Fluor Corporation                                          5,300           178
Drug Stores & Proprietary Stores (2.8%)
  Omnicare, Inc.                                            10,800           365
Educational Services (1.6%)
  Career Education Corporation (a)                           3,000           205
Electronic & Other Electric Equipment (1.7%)
  Energizer Holdings, Inc. (a)                               7,000           220
Electronic Components & Accessories (4.8%)
  Intersil Corporation-Class A (a)                           1,400            37
  Jabil Circuit, Inc. (a)                                   14,400           318
  National Semiconductor Corporation (a)                    10,522           207
  NVIDIA Corporation (a)                                     3,000            69
Food & Kindred Products (2.0%)
  Dean Foods Company (a)                                     8,350           263
Health Services (5.1%)
  Laboratory Corporation of America
    Holdings (a)                                            14,000           422
  Triad Hospitals, Inc. (a)                                  3,600            89
  Universal Health Services, Inc.-Class B (a)                4,200           166
Industrial Machinery & Equipment (1.7%)
  Brunswick Corporation                                      5,000           125
  Novellus Systems, Inc. (a)                                 2,800           103
Instruments & Related Products (0.8%)
  Teradyne, Inc. (a)                                         6,100           106
Insurance Agents, Brokers & Service (2.9%)
  Willis Group Holdings Limited                             12,500           384
Medical Instruments & Supplies (8.4%)
  Bard, (C.R.) Inc.                                          5,300           378
  St. Jude Medical, Inc. (a)                                 6,800           391
  Varian Medical Systems, Inc. (a)                           4,200           242
  Zimmer Holdings, Inc. (a)                                  2,100            95
Motion Pictures (1.5%)
  Regal Entertainment Group-Class A                          8,500           200
Oil & Gas Extraction (13.1%)
  Apache Corporation                                           126             8
  Devon Energy Corporation                                   1,484            79
  ENSCO International Incorporated                           5,300           143
  GlobalSantaFe Corporation                                  9,842           230
  Halliburton Company                                        6,100           140
  Nabors Industries Ltd. (a)                                 4,367           173
  Patterson-UTI Energy, Inc. (a)                             7,000           227
  Pioneer Natural Resources Company (a)                     11,600           303
  Pride International, Inc. (a)                              4,100            77
  Talisman Energy Inc.                                       7,600           348
Paper & Allied Products (1.1%)
  Bowater Incorporated                                         400            15
  Pactiv Corporation (a)                                     4,000            79
  Smurfit-Stone Container Corporation (a)                    4,200            55
Pharmaceuticals (10.8%)
  Alcon, Inc.                                                2,100            96
  Allergan, Inc.                                             2,000           154
  AmerisourceBergen Corporation                              6,200           430
  Biovail Corporation (a)                                    6,500           306
  Gilead Sciences, Inc. (a)                                  2,000           111
  Shire Pharmaceuticals Group PLC-ADR (a)                   17,054           337

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           BlackRock Mid Cap Growth 1

BlackRock Mid Cap Growth

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                         Shares           Value
--------------------------------------------------------------------------------
Restaurants (4.7%)
  Outback Steakhouse, Inc.                                5,900          $   230
  Wendy's International, Inc.                            13,300              385
Retail Trade (1.5%)
  Staples, Inc. (a)                                      10,400              191
Security & Commodity Brokers (1.1%)
  E*TRADE Group, Inc. (a)                                17,600              150
Variety Stores (2.0%)
  Dollar General Corporation                             14,100              257
                                                                         -------
Total Common Stocks (cost: $11,229)                                       12,593
                                                                         -------

                                                       Principal         Value
--------------------------------------------------------------------------------
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (7.6%)
  Federal Home Loan Bank
    0.95%, due 07/01/2003                              $  1,000        $  1,000
                                                                       --------
Total Short-Term U.S. Government Obligations
  (cost: $1,000)                                                          1,000
                                                                       --------

Total Investment Securities (cost: $12,229)                            $ 13,593
                                                                       ========
SUMMARY:
  Investment securities, at value                         103.3%       $ 13,593
  Liabilities in excess of other assets                    (3.3)%          (429)
                                                       --------        --------
  Net assets                                              100.0%       $ 13,164
                                                       ========        ========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           BlackRock Mid Cap Growth 2

BlackRock Mid Cap Growth

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $12,229)                      $ 13,593
  Cash                                                                       57
  Receivables:
     Dividends                                                                4
  Other                                                                       1
                                                                       --------
                                                                         13,655
                                                                       --------
Liabilities:
  Investment securities purchased                                           476
  Accounts payable and accrued liabilities:
     Management and advisory fees                                            10
  Other                                                                       5
                                                                       --------
                                                                            491
                                                                       --------
Net Assets                                                             $ 13,164
                                                                       ========
Net Assets Consist of:
  Capital stock, 50,000 shares authorized ($.01 par value)             $     16
  Additional paid-in capital                                             12,054
  Accumulated net investment income (loss)                                  (44)
  Accumulated net realized gain (loss) from
     investment securities                                                 (226)
  Net unrealized appreciation (depreciation) on
     investment securities                                                1,364
                                                                       --------
Net Assets                                                             $ 13,164
                                                                       ========
Shares Outstanding:
  Initial Class                                                           1,557
  Service Class                                                               4
Net Asset Value and Offering Price Per Share:
  Initial Class                                                        $   8.44
  Service Class                                                            8.43

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                              $     3
  Dividends                                                                  20
                                                                        -------
                                                                             23
                                                                        -------
Expenses:
  Management and advisory fees                                               41
  Transfer agent fees                                                         1
  Printing and shareholder reports                                            6
  Custody fees                                                               13
  Administration fees                                                        12
  Auditing and accounting fees                                                5
                                                                        -------
  Total expenses                                                             78
     Less advisory fee waiver                                               (11)
                                                                        -------
  Net expenses                                                               67
                                                                        -------
Net Investment Income (Loss)                                                (44)
                                                                        -------
Net Realized and Unrealized Gain (Loss):
  Realized gain (loss) from investment securities                           167
  Increase (decrease) in unrealized appreciation
     (depreciation) on investment securities                              1,385
                                                                        -------
Net Gain (Loss) on Investments                                            1,552
                                                                        -------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                       $ 1,508
                                                                        =======

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           BlackRock Mid Cap Growth 3

BlackRock Mid Cap Growth

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                     June 30,
                                                       2003         December 31,
                                                    (unaudited)        2002
                                                    -----------     ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                        $    (44)      $    (19)
  Net realized gain (loss) from
     investment securities                                 167           (339)
  Net unrealized appreciation
     (depreciation) on investment
     securities                                          1,385           (109)
                                                      --------       --------
                                                         1,508           (467)
                                                      --------       --------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                          --             --
     Service Class                                          --             --
                                                      --------       --------
                                                            --             --
                                                      --------       --------
  From net realized gains:
     Initial Class                                          --             --
     Service Class                                          --             --
                                                      --------       --------
                                                            --             --
                                                      --------       --------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                       5,702          6,619
     Service Class                                          28             --
                                                      --------       --------
                                                         5,730          6,619
                                                      --------       --------
  Dividends and distributions reinvested:
     Initial Class                                          --             --
     Service Class                                          --             --
                                                      --------       --------
                                                            --             --
                                                      --------       --------
  Cost of shares redeemed:
     Initial Class                                      (1,065)          (219)
     Service Class                                          --             --
                                                      --------       --------
                                                        (1,065)          (219)
                                                      --------       --------
                                                         4,665          6,400
                                                      --------       --------
Net increase (decrease) in net assets                    6,173          5,933
                                                      --------       --------
Net Assets:
  Beginning of period                                    6,991          1,058
                                                      --------       --------
  End of period                                       $ 13,164       $  6,991
                                                      ========       ========
Accumulated Net Investment
  Income (Loss)                                       $    (44)      $     --
                                                      ========       ========
Share Activity:
  Shares issued:
     Initial Class                                         755            866
     Service Class                                           4             --
                                                      --------       --------
                                                           759            866
                                                      --------       --------
  Shares issued-reinvested from distributions:
     Initial Class                                          --             --
     Service Class                                          --             --
                                                      --------       --------
                                                            --             --
                                                      --------       --------
  Shares redeemed:
     Initial Class                                        (138)           (29)
     Service Class                                          --             --
                                                      --------       --------
                                                          (138)           (29)
                                                      --------       --------
Net increase (decrease) in shares
  outstanding                                              621            837
                                                      ========       ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           BlackRock Mid Cap Growth 4

BlackRock Mid Cap Growth

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
-------------------------------------------------------------------------------------
Initial Class   06/30/2003     $  7.43     $   (0.03)        $   1.04       $   1.01
                12/31/2002       10.28         (0.06)           (2.79)         (2.85)
                12/31/2001       10.00         (0.03)            0.31           0.28
-------------------------------------------------------------------------------------
Service Class   06/30/2003        7.75         (0.01)            0.69           0.68
-------------------------------------------------------------------------------------

                For a share outstanding throughout each period (a)
                --------------------------------------------------
                             Distributions
                ---------------------------------------
                                                         Net Asset
                  From Net    From Net                    Value,
                 Investment   Realized       Total          End
                   Income       Gains    Distributions   of Period
-------------------------------------------------------------------
Initial Class        $--         $--          $--        $   8.44
                      --          --           --            7.43
                      --          --           --           10.28
-------------------------------------------------------------------
Service Class         --          --           --            8.43
-------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           13.59%         $ 13,133        1.30%        1.51%           (0.86)%           95%
                12/31/2002          (27.72)            6,991        1.30         4.05            (0.80)           189
                12/31/2001            2.80             1,058        1.30         9.52            (0.78)           148
------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            8.77                31        1.59         2.24            (0.96)            95
------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-August 17, 2001
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           BlackRock Mid Cap Growth 5

BlackRock Mid Cap Growth

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. BlackRock Mid Cap Growth ("the Fund"), part of ATSF, began operations on August 17, 2001.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.80% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.30% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           BlackRock Mid Cap Growth 6

BlackRock Mid Cap Growth

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                    $14,072
  U.S. Government                                                             --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                      9,270
  U.S. Government                                                             --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

       Capital Loss
       Carryforward                                    Available through
      --------------                                  ------------------
          $ 51                                         December 31, 2009
           278                                         December 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                 $ 12,324
                                                                       ========
Unrealized Appreciation                                                $  1,330
Unrealized (Depreciation)                                                   (61)
                                                                       --------
Net Unrealized Appreciation (Depreciation)                             $  1,269
                                                                       ========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           BlackRock Mid Cap Growth 7

Capital Guardian Global

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Principal        Value
--------------------------------------------------------------------------------
CONVERTIBLE BONDS (0.7%)
Cayman Islands (0.2%)
  SMFG Finance Ltd.-144A (d)
    2.25%, due 07/11/2005                                $51,000         $   394
United States (0.5%)
  Amazon.com, Inc.
    4.75%, due 02/01/2009                                    799             756
    6.88%, due 02/16/2010                                    265             301
                                                                         -------
Total Convertible Bonds (cost: $ 1,129)                                    1,451
                                                                         -------

                                                             Shares      Value
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.4%)
Switzerland (0.3%)
  Compagnie Financiere Richemont
    AG-Units                                                 42,904      $   695
United States (0.1%)
  Ford Motor Company Capital Trust II                         3,300          143
                                                                         -------
Total Convertible Preferred Stocks (cost: $ 1,042)                           838
                                                                         -------
PREFERRED STOCKS (0.1%)
Brazil (0.1%)
  Companhia Vale do Rio Doce-ADR                              4,000          111
  Telesp Celular                                                 80          (d)
                                                                         -------
Total Preferred Stocks (cost: $ 96)                                          111
                                                                         -------
COMMON STOCKS (93.9%)
Australia (1.9%)
  Australia and New Zealand Banking
    Group Limited                                            27,914          349
  Coca-Cola Amatil Limited                                  121,500          466
  Foster's Group Limited (b)                                137,700          389
  News Corporation Limited (The)                             50,753          381
  Publishing & Broadcasting Limited                          59,700          396
  Qantas Airways Limited                                    235,457          517
  Westpac Banking Corporation                                29,500          322
  Woolworths Limited                                        127,700        1,073
Austria (0.6%)
  Erste Bank der oesterreichischen
    Sparkassen AG                                             4,400          389
  Telekom Austria AG (a)                                     68,001          772
Bermuda (0.9%)
  Ingersoll-Rand Company-Class A                              9,500          450
  PartnerRe Ltd.                                             10,100          516
  XL Capital Ltd.-Class A                                    11,400          946
Brazil (0.0%)
  Companhia Vale do Rio Doce-ADR                              3,100           92
Canada (3.4%)
  Abitibi-Consolidated Inc. (b)                             129,600          822
  BCE Inc. (b)                                               29,900          685
  Bombardier Inc.-Class B                                   436,700        1,472
  Four Seasons Hotels Inc. (b)                               10,500          454
  Investors Group Inc.                                       12,000          252
  Nexen Inc.                                                 12,500          315
  Placer Dome, Inc.                                          43,000          523
  Suncor Energy Inc.                                         21,200          396
  TELUS Corporation                                          29,300          483
  Thomson Corporation (The) (CAD) (b)                        32,800        1,026
  Thomson Corporation (The) (USD) (b)                        17,100          538
Denmark (0.6%)
  H. Lundbeck A/S                                            19,799          401
  Novo Nordisk A/S-Class B                                   21,000          736
Finland (0.6%)
  Nokia Oyj                                                  63,420        1,045
  Nokia Oyj-ADR                                               8,600          141
France (6.1%)
  Air Liquide                                                 2,500          371
  BNP Paribas SA                                             29,100        1,480
  Bouygues SA (b)                                            28,400          785
  Carrefour SA                                               14,700          721
  Essilor International SA                                   12,500          504
  France Telecom (b)                                         47,800        1,174
  Groupe Danone SA                                            3,700          513
  L'Oreal SA                                                  6,700          473
  Renault SA                                                 20,100        1,064
  Sanofi-Synthelabo                                          64,100        3,758
  Schneider Electric SA                                      12,400          584
  Vivendi Universal (a) (b)                                  58,600        1,068
Germany (2.2%)
  Allianz AG-Registered Shares                                4,900          406
  Bayerische Motoren Werke AG (BMW)                          11,500          442
  DaimlerChrysler AG-Registered Shares                       13,500          469
  Deutsche Bank AG                                            6,400          414
  Deutsche Telekom AG (a)                                    36,800          562
  Muenchener Rueckversicherungs-
    Gesellschaft AG (b)                                       6,400          647
  SAP AG                                                      1,500          176
  SAP AG-ADR                                                 24,000          701
  Siemens AG-Registered Shares                               13,000          637
Hong Kong (1.3%)
  Cheung Kong (Holdings) Limited                             45,000          271
  Hang Lung Properties Limited                              472,000          427
  Hang Seng Bank Limited                                     50,200          531
  Hutchison Whampoa Limited                                  48,000          292
  Johnson Electric Holdings Limited                          86,000          106
  Li & Fung Limited                                         363,000          468
  Sun Hung Kai Properties Limited                           113,000          571

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Capital Guardian Global 1

Capital Guardian Global

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                           Shares         Value
--------------------------------------------------------------------------------
Ireland (0.5%)
  CRH PLC (GBP)                                             5,500        $    86
  CRH PLC (IRE)                                            24,000            375
  RyanAir Holdings PLC-ADR (a)(b)                          13,800            620
Italy (0.3%)
  Assicurazioni Generali SpA (b)                           10,600            247
  ENI-Ente Nazionale Idrocarburi (b)                       17,500            266
Japan (7.9%)
  Advantest Corporation                                     5,300            235
  AEON Co., Ltd.                                           45,000          1,032
  Canon Inc.                                               14,000            643
  Daiwa House Industry Co., Ltd.                           33,000            227
  Daiwa Securities Group Inc.                             133,000            765
  Enplas Corporation                                       13,000            307
  Fujitsu Limited                                          98,000            402
  Hirose Electric Co., Ltd.                                 4,200            348
  Honda Motor Co., Ltd.                                     5,100            193
  Hoya Corporation                                          7,500            517
  Japan Telecom Co. Ltd.                                       86            262
  Mitsubishi Corporation                                   52,000            361
  Mitsubishi Estate Company, Limited                       54,000            366
  Mitsubishi Heavy Industries, Ltd.                       177,000            459
  Mitsubishi Motors Corporation (a)(b)                    104,000            235
  Mitsui Sumitomo Insurance Co., Ltd.                      76,000            353
  NEC Corporation (a)                                      93,000            465
  Nidec Corporation                                         1,200             79
  Nikko Cordial Corporation                               195,000            784
  Nissan Motor Co., Ltd.                                  101,000            967
  Nomura Securities Co., Ltd. (The)                        20,500            260
  NTT DoCoMo, Inc.                                            111            241
  OBIC Co., Ltd.                                            2,200            394
  ORIX Corporation                                          6,400            354
  Rohm Company, Ltd.                                        4,500            491
  Seiko Epson Corporation (a)                               5,600            167
  Sekisui House, Ltd.                                      15,000            114
  Shimamura Co., Ltd.                                       7,600            420
  Shionogi & Co., Ltd.                                     28,000            380
  Sony Corporation                                          5,700            161
  Suzuki Motor Corporation (b)                             68,000            886
  Taiyo Yuden Co., Ltd.                                    30,000            293
  TDK Corporation                                           6,000            297
  Tokyo Electron Limited                                   18,700            887
  Toray Industries, Inc.                                   58,000            135
  Yahoo Japan Corporation (a)                                  92          1,496
  Yokogawa Electric Corporation                            20,000            155
Mexico (0.2%)
  America Movil, SA de CV-Series L-ADR                      8,400            158
  America Telecom, SA de CV-ADR (a)                       101,300            190
Netherlands (4.6%)
  ABN AMRO Holding NV                                      46,638            893
  ASM Lithography Holding NV (a)                           82,100            781
  Heineken Holding NV-Class A                              16,000            461
  Heineken NV                                              28,950          1,028
  ING Groep NV                                             15,800            275
  Koninklijke KPN NV (a)                                   54,000            383
  Koninklijke Philips Electronics NV                       40,800            777
  Koninklijke Philips Electronics NV-NY
    Registered Shares                                       2,100             40
  Royal Dutch Petroleum Company                            63,800          2,965
  Royal Dutch Petroleum Company-NY
    Registered Shares                                      27,500          1,282
  Royal Numico NV-CVA (b)                                  23,400            360
  Unilever NV-CVA                                           2,300            124
New Zealand (0.0%)
  Telecom Corporation of New Zealand
    Limited                                                 1,501              5
Norway (1.2%)
  Norsk Hydro ASA                                          28,400          1,395
  Norske Skogindustrier ASA                                22,200            332
  Statoil ASA (b)                                          76,700            653
Panama (0.3%)
  Carnival Corporation (b)                                 16,300            530
Portugal (0.1%)
  Portugal Telecom, SGPS, SA-Registered
    Shares                                                 35,500            255
Singapore (0.3%)
  Singapore Telecommunications Limited                    313,600            269
  United Overseas Bank Limited                             33,000            232
  Venture Manufacturing (Singapore) Ltd.                   23,000            210
South Africa (0.4%)
  Sasol Limited                                            73,000            815
South Korea (0.2%)
  Samsung Electronics Co.,
    Ltd.-GDR-144A (LUX) (b)                                     2            335
  Samsung Electronics Co.,
    Ltd.-GDR-144A (USD)                                       580             86
Spain (1.3%)
  Banco Bilbao Vizcaya Argentaria, SA                      65,100            685
  Inditex, SA                                              37,000            932
  Repsol-YPF, SA                                           32,500            528
  Telefonica SA (a)                                        52,088            605
Sweden (0.8%)
  Assa Abloy AB-Class B Free                               58,200            564
  ForeningsSparbanken AB                                   72,000            995

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Capital Guardian Global 2

Capital Guardian Global

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                         Shares           Value
--------------------------------------------------------------------------------
Switzerland (3.5%)
  Holcim Ltd.                                            23,122        $     856
  Nestle SA-Registered Shares                             3,964              819
  Nobel Biocare Holding AG                                2,811              188
  Novartis AG                                            54,087            2,142
  Swatch Group AG (The)-Class B                           3,916              355
  Swiss Reinsurance Company-
    Registered Shares                                    14,768              819
  Swisscom AG-Registered Shares                           5,101            1,452
  UBS AG-Registered Shares                                9,300              518
Taiwan (0.1%)
  Taiwan Semiconductor Manufacturing
    Company Ltd.-ADR (a)                                 24,639              248
United Kingdom (11.1%)
  Amersham PLC                                           56,500              424
  ARM Holdings PLC (a)                                   33,000               37
  AstraZeneca PLC                                       130,800            5,306
  AstraZeneca PLC-ADR (b)                                39,000            1,590
  BAE Systems PLC                                       187,000              440
  Barclays PLC                                           93,500              695
  BG Group PLC                                          104,200              462
  BHP Billiton PLC                                      206,147            1,086
  BOC Group PLC (The)                                    27,500              353
  British Sky Broadcasting Group PLC (a)                 29,500              327
  Corus Group PLC (a)                                   413,600              102
  HBOS PLC                                               17,700              229
  HSBC Holdings PLC                                      76,074              899
  mmO2 PLC (a)                                          604,500              566
  National Grid Group PLC (The)                          36,600              248
  Pearson PLC                                            97,100              907
  Prudential PLC                                         39,300              238
  Reckitt Benckiser PLC                                  27,700              509
  Reed International PLC                                 67,500              562
  Royal Bank of Scotland Group PLC (The)                 73,800            2,070
  Smiths Group PLC                                       55,100              640
  Standard Chartered PLC                                 31,600              384
  Unilever PLC                                           39,500              315
  Vodafone Group PLC                                  2,185,966            4,277
United States (43.5%)
  AES Corporation (The) (a)                              85,900              545
  Agilent Technologies, Inc. (a)(b)                      86,500            1,691
  Air Products and Chemicals, Inc.                        7,400              308
  Allergan, Inc.                                         38,000            2,930
  Altera Corporation (a)(b)                              71,500            1,173
  Altria Group, Inc.                                     20,600              936
  Amazon.com, Inc. (a)(b)                                13,900              507
  American International Group, Inc.                     12,550              693
  American Standard Companies Inc. (a)                   12,100              895
  AmeriCredit Corp. (a)                                  10,600               91
  Amgen Inc. (a)                                         12,600              837
  Anheuser-Busch Companies, Inc.                          8,900              454
  AOL Time Warner Inc. (a)                              160,850            2,588
  Applera Corporation-Applied
    Biosystems Group                                     45,000              856
  Applied Materials, Inc. (a)                           225,659            3,579
  Applied Micro Circuits Corporation (a)                 87,900              532
  AT&T Corp.                                             67,800            1,305
  Automatic Data Processing, Inc.                        43,500            1,473
  Avon Products, Inc.                                     5,500              342
  Baker Hughes Incorporated                              38,300            1,286
  Bank One Corporation                                   25,900              963
  Berkshire Hathaway Inc.-Class A (a)                        25            1,812
  Bowater Incorporated                                    9,500              356
  Cablevision Systems Corporation-
    Class A (a)(b)                                       68,552            1,423
  Cadence Design Systems, Inc. (a)                       29,800              359
  CheckFree Holdings Corporation (a)(b)                  17,400              484
  ChevronTexaco Corporation                              13,700              989
  Cisco Systems, Inc. (a)                               141,000            2,353
  Citigroup Inc.                                         28,100            1,203
  Comcast Corporation-Class A (a)                        11,900              359
  Concord EFS, Inc. (a)                                   8,700              128
  Costco Wholesale Corporation (a)                       14,300              523
  Cox Communications, Inc.-Class A (a)                   20,200              644
  Del Monte Foods Company (a)                            54,800              484
  Disney (Walt) Company (The)                            24,600              486
  Duke Energy Corporation                                13,700              273
  eBay Inc. (a)                                          10,100            1,052
  Emerson Electric Co.                                    9,400              480
  Exxon Mobil Corporation                                47,600            1,709
  Fannie Mae                                             18,300            1,234
  FleetBoston Financial Corporation                      54,700            1,625
  Fluor Corporation                                      23,600              794
  Forest Laboratories, Inc. (a)                          29,600            1,621
  Freddie Mac                                            16,300              828
  General Electric Company                               40,300            1,156
  General Motors Corporation (b)                         19,200              691
  Golden West Financial Corporation                       7,600              608
  Goldman Sachs Group, Inc. (The)                         3,000              251
  Heinz (H.J.) Company                                    7,000              231
  Hewlett-Packard Company                                19,420              414
  Illinois Tool Works Inc. (b)                            4,400              290
  Intel Corporation                                      17,300              360
  InterActiveCorp (a)(b)                                 45,200            1,789
  International Business Machines
    Corporation                                           4,700              388
  JDS Uniphase Corporation (a)                           60,600              213
  Kinder Morgan, Inc.                                     2,100              115

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Capital Guardian Global 3

Capital Guardian Global

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                          Shares         Value
--------------------------------------------------------------------------------
United States (continued)
  KLA -Tencor Corporation (a)                             55,300        $  2,571
  Lauder (Estee) Companies Inc.
    (The)-Class A                                          8,800             295
  Lehman Brothers Holdings Inc.                            8,600             572
  Liberty Media Corporation-Class A (a)                   33,408             386
  Lilly (Eli) and Company                                 18,800           1,297
  Linear Technology Corporation                           12,300             396
  Lowe's Companies, Inc.                                  41,400           1,778
  Macromedia, Inc. (a)                                    41,000             863
  Medtronic, Inc.                                         18,500             887
  Microsoft Corporation                                   49,400           1,265
  Monster Worldwide, Inc. (a)(b)                          15,800             312
  Morgan Chase & Co. (J.P.)                               44,600           1,524
  Motorola, Inc.                                          35,300             333
  Navistar International Corporation (a)(b)               18,000             587
  Novellus Systems, Inc. (a)                              16,400             601
  Pepsi Bottling Group, Inc. (The)                        22,300             446
  PepsiCo, Inc.                                            9,300             414
  Pfizer Inc.                                            121,000           4,132
  PMC-Sierra, Inc. (a)(b)                                 45,700             536
  PMI Group, Inc. (The)                                   13,900             373
  Polycom, Inc. (a)                                       44,500             617
  QUALCOMM Incorporated                                   52,200           1,865
  Raytheon Company                                        15,400             506
  Schlumberger Limited                                    23,600           1,123
  SLM Corporation                                         39,300           1,539
  Sprint Corporation (FON Group)                         100,000           1,440
  Sprint Corporation (PCS Group) (a)                     281,600           1,619
  Starwood Hotels & Resorts
    Worldwide, Inc.                                       13,500             386
  State Street Corporation                                22,000             867
  Teradyne, Inc. (a)                                      55,700             964
  Transocean Inc. (a)                                      8,400             185
  United Technologies Corporation                         15,200           1,077
  Unocal Corporation                                      37,100           1,064
  Wal-Mart Stores, Inc.                                   16,200             869
  Washington Mutual, Inc.                                 48,400           1,998
  Weatherford International Ltd. (a)                      12,800             536
  Wells Fargo & Company                                    6,900             348
  Xilinx, Inc. (a)                                        17,700             448
                                                                        --------
Total Common Stocks (cost: $177,814)                                     191,621
                                                                        --------

                                                          Principal       Value
--------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (9.5%)
Debt (6.9%)
Bank Notes (0.2%)
  National Bank of Commerce
    1.02%, due 10/21/2003                                  $  363         $  363
Commercial Paper (0.1%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                     145            145
Euro Dollar Overnight (0.1%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                     145            145
Euro Dollar Terms (2.4%)
  Bank of Montreal
    1.08%, due 07/02/2003                                     291            291
    1.15%, due 07/09/2003                                      83             83
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                                     727            727
  BNP Paribas SA
    1.03%, due 07/21/2003                                     872            872
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                                     363            363
    1.23%, due 07/07/2003                                     945            945
  Danske Bank A/S
    1.04%, due 07/28/2003                                     727            727
  Royal Bank of Canada
    1.03%, due 07/07/2003                                     363            363
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                                     581            581
Master Notes (0.4%)
  Morgan Stanley Dean Witter & Co
    1.43%, due 09/26/2003                                     727            727
Medium Term Notes (0.5%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                                     727            727
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                     218            218
  Parkland (USA) LLC
    1.02%, due 11/26/2003                                      73             73
Repurchase Agreements (3.2%) (c)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                                   2,181          2,181
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                                     727            727
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                                   2,400          2,400
  Morgan Stanley Dean Witter & Co
    1.48%, due 07/01/2003                                   1,308          1,308

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Capital Guardian Global 4

Capital Guardian Global

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                      Shares             Value
--------------------------------------------------------------------------------
Investment Companies (2.6%)
Money Market Funds (2.6%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                             2,107,931        $   2,108
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                               557,918              558
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.05%                             2,727,633            2,728
                                                                      ---------
Total Security Lending Collateral (cost: $19,360)                        19,360
                                                                      ---------
Total Investment Securities (cost: $199,441)                          $ 213,381
                                                                      =========
SUMMARY:
  Investment securities, at value                        104.6%       $ 213,381
  Liabilities in excess of other assets                   (4.6)%         (9,391)
                                                   -----------        ---------
  Net assets                                             100.0%       $ 203,990
                                                   ===========        =========

                                             Percentage of
                                              Net Assets         Value
--------------------------------------------------------------------------------
INVESTMENTS BY INDUSTRY:
  Pharmaceuticals                                12.4%          $25,490
  Commercial Banks                                8.8%           18,137
  Telecommunications                              8.1%           16,703
  Industrial Machinery & Equipment                4.4%            8,978
  Instruments & Related Products                  3.7%            7,615
  Petroleum Refining                              3.6%            7,341
  Oil & Gas Extraction                            3.4%            6,880
  Insurance                                       3.3%            6,812
  Computer & Data Processing Services             3.3%            6,764
  Electronic Components & Accessories             2.9%            5,847
  Automotive                                      2.8%            5,677
  Computer & Office Equipment                     2.7%            5,528
  Electronic & Other Electric Equipment           2.3%            4,673
  Retail Trade                                    2.1%            4,385
  Motion Pictures                                 2.0%            4,037
  Business Services                               1.8%            3,766
  Communications Equipment                        1.8%            3,619
  Food & Kindred Products                         1.7%            3,422
  Aerospace                                       1.5%            2,989
  Security & Commodity Brokers                    1.5%            2,975
  Communication                                   1.4%            2,812
  Beverages                                       1.4%            2,808
  Chemicals & Allied Products                     1.3%            2,651
  Savings Institutions                            1.3%            2,606
  U.S. Government Agencies                        1.0%            2,062
  Medical Instruments & Supplies                  1.0%            2,003
  Printing & Publishing                           0.9%            1,865
  Metal Mining                                    0.9%            1,812
  Food Stores                                     0.9%            1,794
  Lumber & Other Building Materials               0.9%            1,778

                                                      Percentage of
                                                        Net Assets      Value
                                                        ----------    ----------
INVESTMENTS BY INDUSTRY (continued):
  Construction                                             0.8%       $   1,693
  Real Estate                                              0.8%           1,635
  Personal Credit Institutions                             0.8%           1,539
  Paper & Allied Products                                  0.7%           1,510
  Variety Stores                                           0.7%           1,392
  Apparel & Accessory Stores                               0.7%           1,352
  Air Transportation                                       0.6%           1,137
  Electric Services                                        0.5%           1,066
  Wholesale Trade Durable Goods                            0.5%           1,056
  Stone, Clay & Glass Products                             0.4%             856
  Beer, Wine & Distilled Beverages                         0.4%             850
  Hotels & Other Lodging Places                            0.4%             840
  Machinery, Equipment & Supplies                          0.3%             584
  Gas Production & Distribution                            0.3%             577
  Manufacturing Industries                                 0.3%             564
  Water Transportation                                     0.3%             530
  Life Insurance                                           0.3%             513
  Amusement & Recreation Services                          0.2%             486
  Transportation Equipment                                 0.2%             468
  Lumber & Construction Materials                          0.2%             461
  Radio & Television Broadcasting                          0.2%             327
  Holding & Other Investment Offices                       0.1%             292
  Residential Building Construction                        0.1%             227
  Textile Mill Products                                    0.1%             135
  Primary Metal Industries                                 0.1%             102
                                                         -----        ---------
  Investment securities, at value                         95.1%         194,021
  Short-term investments                                   9.5%          19,360
  Liabilities in excess of other assets                   (4.6)%         (9,391)
                                                         -----        ---------
  Net assets                                             100.0%       $ 203,990
                                                         =====        =========

                          FORWARD FOREIGN CURRENCY CONTRACTS:
----------------------------------------------------------------------------------------
                                                          Amount in       Net Unrealized
                            Bought       Settlement      U.S. Dollars      Appreciation
Currency                    (Sold)          Date        Bought (Sold)     (Depreciation)
----------------------------------------------------------------------------------------
Australian Dollar             68        07/01/2003        $      45          $  --
Canadian Dollar              885        07/14/2003              608             44
Euro Dollar                 (855)       09/12/2003             (995)            15
Euro Dollar                1,537        09/30/2003            1,641            120
Euro Dollar                  312        10/16/2003              330             28
Great British Pound            8        07/01/2003               14             --
Hong Kong Dollar          (2,254)       10/16/2003             (330)             2
Japanese Yen              26,914        07/01/2003              226             (2)
Japanese Yen            (194,502)       09/30/2003           (1,641)            15
Swiss Franc                  116        07/01/2003               87             --
Swiss Franc                 (838)       07/14/2003             (608)           (11)
Swiss Franc               (1,570)       09/12/2003           (1,194)            32
                                                          ---------          -----
                                                          $  (1,817)         $ 243
                                                          =========          =====

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Capital Guardian Global 5

Capital Guardian Global

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $18,675.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $6,716.

(d) Securities valued as determined in good faith in accordance with procedures established by the Fund's Board of Directors.

DEFINITIONS:

ADR American Depositary Receipt

CVA Certificaaten van aandelen (share certificates)

GDR Global Depository Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Capital Guardian Global 6

Capital Guardian Global

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $199,441)
     (including $18,675 of securities loaned)                         $ 213,381
  Cash                                                                   10,187
  Receivables:
     Investment securities sold                                             384
     Interest                                                                30
     Dividends                                                              215
     Dividend reclaims receivable                                            40
  Unrealized appreciation on forward foreign
     currency contracts                                                     256
  Other                                                                      53
                                                                      ---------
                                                                        224,546
                                                                      ---------
Liabilities:
  Investment securities purchased                                           790
  Accounts payable and accrued liabilities:
     Management and advisory fees                                           180
     Due to custodian                                                       159
  Payable for securities on loan                                         19,360
  Unrealized depreciation on forward foreign
     currency contracts                                                      13
  Other                                                                      54
                                                                      ---------
                                                                         20,556
                                                                      ---------
Net Assets                                                            $ 203,990
                                                                      =========
Net Assets Consist of:
  Capital stock, 50,000 shares authorized ($.01 par value)            $     214
  Additional paid-in capital                                            199,149
  Undistributed net investment income (loss)                              1,061
  Accumulated net realized gain (loss) from investment
     securities and foreign currency transactions                       (10,619)
  Net unrealized appreciation (depreciation) on:
     Investment securities                                               13,940
     Translation of assets and liabilities denominated in
       foreign currencies                                                   245
                                                                      ---------
Net Assets                                                            $ 203,990
                                                                      =========
Shares Outstanding:
  Initial Class                                                          21,343
  Service Class                                                              16
Net Asset Value and Offering Price Per Share:
  Initial Class                                                       $    9.55
  Service Class                                                            9.54

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                             $     64
  Dividends                                                               1,820
  Income from loaned securities-net                                          33
     Less withholding taxes on foreign dividends                           (164)
                                                                       --------
                                                                          1,753
                                                                       --------
Expenses:
  Management and advisory fees                                              835
  Transfer agent fees                                                         1
  Printing and shareholder reports                                           12
  Custody fees                                                               66
  Administration fees                                                        15
  Legal fees                                                                  1
  Auditing and accounting fees                                                5
  Directors fees                                                              2
  Other fees                                                                  3
                                                                       --------
  Total expenses                                                            940
                                                                       --------
Net Investment Income (Loss)                                                813
                                                                       --------
Net Realized Gain (Loss) from:
  Investment securities                                                  (2,395)
  Foreign currency transactions                                             194
                                                                       --------
                                                                         (2,201)
                                                                       --------
Net Increase (Decrease) in Unrealized Appreciation
  (Depreciation) on:
  Investment securities                                                  23,762
  Translation of assets and liabilities denominated
     in foreign currency                                                     88
                                                                       --------
                                                                         23,850
                                                                       --------
Net Gain (Loss) on Investment Securities and
  Foreign Currency Transactions                                          21,649
                                                                       --------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                      $ 22,462
                                                                       ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Capital Guardian Global 7

Capital Guardian Global

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                      June 30,
                                                        2003        December 31,
                                                     (unaudited)        2002
                                                     -----------    ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                        $     813     $     116
  Net realized gain (loss) from
     investment securities and foreign
     currency transactions                               (2,201)       (5,657)
  Net unrealized appreciation
     (depreciation) on investment
     securities and foreign currency
     translation                                         23,850        (5,553)
                                                      ---------     ---------
                                                         22,462       (11,094)
                                                      ---------     ---------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --          (143)
     Service Class                                           --            --
                                                      ---------     ---------
                                                             --          (143)
                                                      ---------     ---------
  From net realized gains:
     Initial Class                                           --            --
     Service Class                                           --            --
                                                      ---------     ---------
                                                             --            --
                                                      ---------     ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                       64,690       115,699
     Service Class                                          159            --
                                                      ---------     ---------
                                                         64,849       115,699
                                                      ---------     ---------
  Dividends and distributions reinvested:
     Initial Class                                           --           143
     Service Class                                           --            --
                                                      ---------     ---------
                                                             --           143
                                                      ---------     ---------
  Cost of shares redeemed:
     Initial Class                                       (3,763)      (28,635)
     Service Class                                           (5)           --
                                                      ---------     ---------
                                                         (3,768)      (28,635)
                                                      ---------     ---------
                                                         61,081        87,207
                                                      ---------     ---------
Net increase (decrease) in net assets                    83,543        75,970
                                                      ---------     ---------
Net Assets:
  Beginning of period                                   120,447        44,477
                                                      ---------     ---------
  End of period                                       $ 203,990     $ 120,447
                                                      =========     =========
Undistributed Net Investment
  Income (Loss)                                       $   1,061     $     248
                                                      =========     =========
Share Activity:
  Shares issued:
     Initial Class                                        7,582        12,887
     Service Class                                           17            --
                                                      ---------     ---------
                                                          7,599        12,887
                                                      ---------     ---------
  Shares issued-reinvested from distributions:
     Initial Class                                           --            17
     Service Class                                           --            --
                                                      ---------     ---------
                                                             --            17
                                                      ---------     ---------
  Shares redeemed:
     Initial Class                                         (431)       (2,921)
     Service Class                                           (1)           --
                                                      ---------     ---------
                                                           (432)       (2,921)
                                                      ---------     ---------
Net increase (decrease) in shares
  outstanding                                             7,167         9,983
                                                      =========     =========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Capital Guardian Global 8

Capital Guardian Global

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
--------------------------------------------------------------------------------------
Initial Class   06/30/2003     $  8.49      $   0.04         $   1.02       $   1.06
                12/31/2002       10.57          0.01            (2.07)         (2.06)
                12/31/2001       12.06            --            (1.22)         (1.22)
                12/31/2000       15.77          0.02            (2.37)         (2.35)
                12/31/1999       10.66         (0.01)            5.12           5.11
                12/31/1998       10.00          0.07             0.59           0.66
--------------------------------------------------------------------------------------
Service Class   06/30/2003        8.76          0.01             0.77           0.78
--------------------------------------------------------------------------------------

                For a share outstanding throughout each period (a)
                ---------------------------------------------------
                             Distributions
                ----------------------------------------
                                                          Net Asset
                  From Net     From Net                    Value,
                 Investment    Realized       Total          End
                   Income       Gains     Distributions   of Period
--------------------------------------------------------------------
Initial Class    $      --    $      --     $      --     $   9.55
                     (0.02)          --         (0.02)        8.49
                        --        (0.27)        (0.27)       10.57
                        --        (1.36)        (1.36)       12.06
                        --           --            --        15.77
                        --           --            --        10.66
--------------------------------------------------------------------
Service Class           --           --            --         9.54
--------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           12.49%        $ 203,835        1.17%        1.17%            1.02%            9%
                12/31/2002          (19.52)          120,447        1.29         1.29             0.17            33
                12/31/2001          (10.36)           44,477        1.34         1.35             0.03            45
                12/31/2000          (15.42)           50,351        1.28         1.30             0.08           303
                12/31/1999           47.84            40,770        1.48         1.49            (0.12)          157
                12/31/1998            6.60            24,865        1.49         1.55             0.75           128
------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            8.90               155        1.52         1.52             0.43             9
------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-February 3, 1998
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001 and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Capital Guardian Global 9

Capital Guardian Global

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Capital Guardian Global ("the Fund"), part of ATSF, began operations as Capital Guardian Global Portfolio, a part of the Endeavor Series Trust on February 3, 1998. The fund became a part of ATSF on May 1, 2002.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions during the six-months ended June 30, 2003, of $20 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain in the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           Capital Guardian Global 10

Capital Guardian Global

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward currency contracts at June 30, 2003, are listed in the Schedule of Investments.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

    1.05% of the first $150 million of ANA
    1.00% of the next $150 million of ANA
    0.95% of the next $200 million of ANA
    0.925% of ANA over $500 million

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit implemented January 1, 2003:

    1.32% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           Capital Guardian Global 11

Capital Guardian Global

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $6. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                    $69,882
  U.S. Government                                                          1,226
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                     14,027
  U.S. Government                                                             --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

        Capital Loss
        Carryforward                                   Available through
       --------------                                 ------------------
          $1,687                                       December 31, 2009
           3,504                                       December 31, 2010

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002 of $2,118 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                $ 200,501
                                                                      =========
Unrealized Appreciation                                               $  18,777
Unrealized (Depreciation)                                                (5,897)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $  12,880
                                                                      =========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           Capital Guardian Global 12

Capital Guardian U.S. Equity

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                          Principal        Value
                                                          ---------        -----
CONVERTIBLE BONDS (0.5%)
Retail Trade (0.5%)
  Amazon.com, Inc.
    4.75%, due 02/01/2009                                    $992           $939
                                                                            ----
Total Convertible Bonds (cost: $703)                                         939
                                                                            ----

                                                            Shares       Value
                                                            ------       -----
CONVERTIBLE PREFERRED STOCKS (0.5%)
Automotive (0.2%)
  Ford Motor Company Capital Trust II                        8,500       $   369
Primary Metal Industries (0.3%)
  Phelps Dodge Corporation                                   4,900           485
                                                                         -------
Total Convertible Preferred Stocks (cost: $890)                              854
                                                                         -------
COMMON STOCKS (94.4%)
Aerospace (1.1%)
  United Technologies Corporation                           28,900         2,047
Amusement & Recreation Services (0.5%)
  Disney (Walt) Company (The)                               47,100           930
Automotive (0.6%)
  General Motors Corporation-Class H (a)                    31,700           406
  Navistar International Corporation (a)(b)                 18,400           600
Automotive Dealers & Service Stations (0.3%)
  AutoNation, Inc. (a)                                      37,400           588
Beverages (0.8%)
  Anheuser-Busch Companies, Inc.                             7,700           393
  Pepsi Bottling Group, Inc. (The)                          21,100           422
  PepsiCo, Inc.                                             15,800           703
Business Services (3.5%)
  CheckFree Holdings Corporation (a)(b)                     63,800         1,776
  eBay Inc. (a)                                             16,200         1,688
  Interpublic Group of Companies,
    Inc. (The)                                              44,900           601
  Monster Worldwide, Inc. (a)(b)                            53,700         1,060
  Robert Half International Inc. (a)                        35,600           674
  Thomson Corporation (The) (b)                             14,900           469
Chemicals & Allied Products (2.0%)
  Air Products and Chemicals, Inc.                          38,900         1,618
  Avon Products, Inc.                                        4,900           305
  Dow Chemical Company (The)                                 4,000           124
  du Pont (E.I.) de Nemours and Company                     21,900           912
  Lauder (Estee) Companies Inc.
    (The)-Class A                                           21,400           718
Commercial Banks (5.6%)
  Bank of America Corporation                                2,600           205
  Bank One Corporation                                      82,200         3,056
  Citigroup Inc.                                            21,067           902
  Concord EFS, Inc. (a)                                      7,300           107
  FleetBoston Financial Corporation                         16,400           487
  Morgan Chase & Co. (J.P.)                                102,900         3,517
  State Street Corporation                                  25,700         1,013
  Wells Fargo & Company                                     14,400           726
Communication (2.9%)
  Cablevision Systems Corporation-
    Class A (a)(b)                                         112,773         2,341
  Comcast Corporation-Class A (a)                           13,500           407
  Cox Communications, Inc.-Class A (a)                      39,200         1,250
  Liberty Media Corporation-Class A (a)                     76,128           880
  Viacom, Inc.-Class B (a)                                   6,500           284
Communications Equipment (1.9%)
  Corning Incorporated (a)                                  22,600           167
  QUALCOMM Incorporated                                     76,300         2,728
  Siemens AG-ADR (b)                                        10,200           498
Computer & Data Processing Services (4.4%)
  Automatic Data Processing, Inc.                           57,200         1,937
  Cadence Design Systems, Inc. (a)                          38,200           461
  Macromedia, Inc. (a)                                      21,400           450
  Microsoft Corporation                                     92,900         2,379
  Sabre Holdings Corporation                                36,900           910
  SAP AG-ADR                                                28,000           818
  VeriSign, Inc. (a)                                        71,400           987
Computer & Office Equipment (2.8%)
  Apple Computer, Inc. (a)                                  15,000           287
  Cisco Systems, Inc. (a)                                  152,700         2,549
  Hewlett-Packard Company                                   16,057           342
  International Business Machines
    Corporation                                             10,900           899
  Polycom, Inc. (a)                                         35,900           498
  Seagate Technology (a)(b)                                 22,500           397
Construction (0.8%)
  Fluor Corporation                                         41,400         1,393
Electric Services (1.6%)
  AES Corporation (The) (a)                                222,500         1,413
  American Electric Power Company, Inc.                     17,700           528
  Duke Energy Corporation                                   24,000           479
  Pinnacle West Capital Corporation (b)                     12,400           464
Electric, Gas & Sanitary Services (0.3%)
  NiSource Inc.                                             24,500           466

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                         Capital Guardian U.S. Equity 1

Capital Guardian U.S. Equity

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                          Shares          Value
--------------------------------------------------------------------------------
Electronic & Other Electric Equipment (2.4%)
  Emerson Electric Co.                                     19,500        $   996
  General Electric Company                                117,800          3,379
Electronic Components & Accessories (2.8%)
  Altera Corporation (a)(b)                                89,200          1,463
  Applied Micro Circuits Corporation (a)                   47,000            284
  Intel Corporation                                        25,900            538
  JDS Uniphase Corporation (a)                            135,400            475
  Linear Technology Corporation                            17,100            551
  PMC-Sierra, Inc. (a)(b)                                  67,000            786
  Tyco International Ltd.                                  16,600            315
  Xilinx, Inc. (a)                                         28,000            709
Food & Kindred Products (2.1%)
  Altria Group, Inc.                                       40,400          1,836
  Campbell Soup Company                                    51,900          1,272
  Heinz (H.J.) Company                                      6,800            224
  Kraft Foods, Inc. (b)                                    15,000            488
Furniture & Home Furnishings Stores (0.5%)
  Williams-Sonoma, Inc. (a)                                27,800            812
Gas Production & Distribution (0.7%)
  Equitable Resources, Inc.                                 9,800            399
  Kinder Morgan, Inc.                                          14              1
  Williams Companies, Inc. (The)                          104,400            825
Health Services (0.7%)
  HCA Inc.                                                 15,200            487
  Lincare Holdings Inc. (a)                                22,600            712
Hotels & Other Lodging Places (0.2%)
  Starwood Hotels & Resorts
    Worldwide, Inc.                                        14,300            409
Industrial Machinery & Equipment (5.9%)
  American Standard Companies Inc. (a)                     18,100          1,338
  Applied Materials, Inc. (a)                             250,800          3,978
  ASM Lithography Holding NV-NY
    Registered Shares (a)                                  40,300            385
  Baker Hughes Incorporated                                80,800          2,712
  Illinois Tool Works Inc.                                 10,900            718
  Ingersoll-Rand Company-Class A                           19,600            927
  Novellus Systems, Inc. (a)                               17,100            626
Instruments & Related Products (4.9%)
  Agilent Technologies, Inc. (a)                          106,800          2,088
  Applera Corporation-Applied Biosystems
    Group                                                 110,400          2,101
  Credence Systems Corporation (a)                          9,700             82
  KLA -Tencor Corporation (a)(b)                           55,100          2,562
  Raytheon Company                                         14,000            460
  Teradyne, Inc. (a)                                       91,500          1,584
Insurance (3.6%)
  American International Group, Inc.                       11,400            629
  Berkshire Hathaway Inc.-Class A (a)                          36          2,610
  Chubb Corporation                                         5,500            330
  Cincinnati Financial Corporation                          6,200            230
  Everest Re Group, Ltd.                                    6,100            467
  PartnerRe Ltd.                                            4,900            250
  PMI Group, Inc. (The)                                    29,300            786
  XL Capital Ltd.-Class A                                  13,700          1,137
Insurance Agents, Brokers & Service (0.4%)
  Hartford Financial Services Group,
    Inc. (The)                                             14,399            725
Lumber & Other Building Materials (1.7%)
  Lowe's Companies, Inc.                                   69,800          2,998
Medical Instruments & Supplies (1.3%)
  Becton, Dickinson and Company                            21,300            828
  Guidant Corporation                                      21,875            971
  Medtronic, Inc.                                           9,400            451
Metal Mining (0.2%)
  Newmont Mining Corporation (b)                           12,200            396
Motion Pictures (1.5%)
  AOL Time Warner Inc. (a)                                143,350          2,307
  Vivendi Universal-ADR (a)                                17,800            328
Oil & Gas Extraction (3.4%)
  BJ Services Company (a)                                  20,800            777
  Schlumberger Limited                                     29,800          1,418
  Transocean Inc. (a)                                      12,800            281
  Unocal Corporation                                       84,100          2,413
  Weatherford International Ltd. (a)                       30,900          1,295
Paper & Allied Products (0.2%)
  Bowater Incorporated                                      7,700            288
Personal Credit Institutions (2.1%)
  SLM Corporation                                          97,200          3,807
Petroleum Refining (3.0%)
  ChevronTexaco Corporation                                 6,700            484
  Exxon Mobil Corporation                                  83,400          2,995
  Royal Dutch Petroleum Company-NY
    Registered Shares                                      40,500          1,888

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                         Capital Guardian U.S. Equity 2

Capital Guardian U.S. Equity

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                          Shares           Value
--------------------------------------------------------------------------------
Pharmaceuticals (13.6%)
  Allergan, Inc. (b)                                       65,100        $ 5,019
  Amgen Inc. (a)                                           16,600          1,103
  AstraZeneca PLC-ADR (b)                                 178,000          7,257
  Forest Laboratories, Inc. (a)                            86,100          4,714
  Lilly (Eli) and Company                                  21,000          1,448
  Pfizer Inc.                                             148,100          5,058
Printing & Publishing (0.3%)
  Knight-Ridder, Inc.                                       7,000            483
Radio & Television Broadcasting (0.3%)
  Entercom Communications Corp. (a)                         2,100            103
  Radio One, Inc.-Class D (a)(b)                           23,500            418
Radio, Television & Computer Stores (0.4%)
  RadioShack Corporation                                   24,800            652
Restaurants (0.1%)
  McDonald's Corporation                                    8,800            194
Retail Trade (2.0%)
  Amazon.com, Inc. (a)(b)                                  15,000            547
  InterActiveCorp (a)(b)                                   78,300          3,098
Savings Institutions (2.4%)
  Golden West Financial Corporation                        10,900            872
  Washington Mutual, Inc.                                  83,300          3,440
Security & Commodity Brokers (0.9%)
  AmeriCredit Corp. (a)(b)                                 47,900            410
  Goldman Sachs Group, Inc. (The)                           8,400            704
  Lehman Brothers Holdings Inc.                             8,500            565
Telecommunications (3.6%)
  AT&T Corp.                                               54,500          1,049
  SBC Communications Inc.                                   6,400            164
  Sprint Corporation (FON Group)                          214,800          3,092
  Sprint Corporation (PCS Group) (a)                      387,600          2,229
Transportation & Public Utilities (0.8%)
  Kinder Morgan Management, LLC (a)                        38,999          1,461
U.S. Government Agencies (1.1%)
  Fannie Mae                                               14,700            991
  Freddie Mac                                              17,700            899
Variety Stores (1.4%)
  Costco Wholesale Corporation (a)                         47,900          1,753
  Wal-Mart Stores, Inc.                                    13,700            735
Water Transportation (0.8%)
  Carnival Corporation (b)                                 44,600          1,450
                                                                         -------
Total Common Stocks (cost: $158,669)                                     169,778
                                                                         -------

                                                         Principal        Value
--------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (13.0%)
Debt (9.4%)
Bank Notes (0.2%)
  National Bank of Commerce
    1.02%, due 10/21/2003                                  $  437         $  437
Commercial Paper (0.1%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                     174            174
Euro Dollar Overnight (0.1%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                     175            175
Euro Dollar Terms (3.3%)
  Bank of Montreal
    1.08%, due 07/02/2003                                     350            350
    1.15%, due 07/09/2003                                     100            100
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                                     875            875
  BNP Paribas SA
    1.03%, due 07/21/2003                                   1,050          1,050
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                                     437            437
    1.23%, due 07/07/2003                                   1,137          1,137
  Danske Bank A/S
    1.04%, due 07/28/2003                                     875            875
  Royal Bank of Canada
    1.03%, due 07/07/2003                                     437            437
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                                     700            700
Master Notes (0.5%)
  Morgan Stanley Dean Witter & Co
    1.43%, due 09/26/2003                                     875            875
Medium Term Notes (0.7%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                                     875            875
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                     262            262
  Parkland (USA) LLC
    1.02%, due 11/26/2003                                      87             87
Repurchase Agreements (4.5%) (c)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                                   2,625          2,625
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                                     875            875
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                                   2,889          2,889
  Morgan Stanley Dean Witter & Co
    1.48%, due 07/01/2003                                   1,575          1,575

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                         Capital Guardian U.S. Equity 3

Capital Guardian U.S. Equity

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                     Shares             Value
                                                  -----------        ---------
Investment Companies (3.6%)
Money Market Funds (3.6%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                            2,537,184        $   2,537
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                              671,531              672
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.05%                            3,283,081            3,283
                                                                     ---------
Total Security Lending Collateral (cost: $23,302)                       23,302
                                                                     ---------
Total Investment Securities (cost: $183,564)                         $ 194,873
                                                                     =========
SUMMARY:
  Investment securities, at value                       108.4%       $ 194,873
  Liabilities in excess of other assets                  (8.4)%        (15,126)
                                                  -----------        ---------
  Net assets                                            100.0%       $ 179,747
                                                  ===========        =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $22,566.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $8,084.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                         Capital Guardian U.S. Equity 4

Capital Guardian U.S. Equity

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $183,564)
     (including $22,566 of securities loaned)                         $ 194,873
  Cash                                                                    8,275
  Receivables:
     Investment securities sold                                             129
     Interest                                                                24
     Dividends                                                              192
  Other                                                                      56
                                                                      ---------
                                                                        203,549
                                                                      ---------
Liabilities:
  Investment securities purchased                                           309
  Accounts payable and accrued liabilities:
     Management and advisory fees                                           131
  Payable for securities on loan                                         23,302
  Other                                                                      60
                                                                      ---------
                                                                         23,802
                                                                      ---------
Net Assets                                                            $ 179,747
                                                                      =========
Net Assets Consist of:
  Capital stock, 50,000 shares authorized ($.01 par value)            $     208
  Additional paid-in capital                                            173,909
  Undistributed net investment income (loss)                                645
  Accumulated net realized gain (loss) from
     investment securities                                               (6,324)
  Net unrealized appreciation (depreciation) on
     investment securities                                               11,309
                                                                      ---------
Net Assets                                                            $ 179,747
                                                                      =========
Shares Outstanding:
  Initial Class                                                          20,798
  Service Class                                                              24
Net Asset Value and Offering Price Per Share:
  Initial Class                                                       $    8.63
  Service Class                                                            8.63

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                             $     72
  Dividends                                                                 927
  Income from loaned securities-net                                          10
     Less withholding taxes on foreign dividends                            (13)
                                                                       --------
                                                                            996
                                                                       --------
Expenses:
  Management and advisory fees                                              616
  Transfer agent fees                                                         1
  Printing and shareholder reports                                           18
  Custody fees                                                               14
  Administration fees                                                        12
  Legal fees                                                                  1
  Auditing and accounting fees                                                4
  Directors fees                                                              2
  Other fees                                                                  2
                                                                       --------
  Total expenses                                                            670
                                                                       --------
Net Investment Income (Loss)                                                326
                                                                       --------
Net Realized and Unrealized Gain (Loss):
  Realized gain (loss) from investment securities                        (1,388)
  Increase (decrease) in unrealized appreciation
     (depreciation) on investment securities                             25,357
                                                                       --------
Net Gain (Loss) on Investment Securities                                 23,969
                                                                       --------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                      $ 24,295
                                                                       ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                         Capital Guardian U.S. Equity 5

Capital Guardian U.S. Equity

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                       June 30,
                                                         2003       December 31,
                                                      (unaudited)      2002
                                                      -----------   ----------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                        $     326     $     319
  Net realized gain (loss) from
     investment securities                               (1,388)       (4,397)
  Net unrealized appreciation
     (depreciation) on investment
     securities                                          25,357       (13,815)
                                                      ---------     ---------
                                                         24,295       (17,893)
                                                      ---------     ---------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --           (68)
     Service Class                                           --            --
                                                      ---------     ---------
                                                             --           (68)
                                                      ---------     ---------
  From net realized gains:
     Initial Class                                           --          (249)
     Service Class                                           --            --
                                                      ---------     ---------
                                                             --          (249)
                                                      ---------     ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                       45,656        91,442
     Service Class                                          206            --
                                                      ---------     ---------
                                                         45,862        91,442
                                                      ---------     ---------
  Dividends and distributions reinvested:
     Initial Class                                           --           317
     Service Class                                           --            --
                                                      ---------     ---------
                                                             --           317
                                                      ---------     ---------
  Cost of shares redeemed:
     Initial Class                                       (6,888)       (7,399)
     Service Class                                           (6)           --
                                                      ---------     ---------
                                                         (6,894)       (7,399)
                                                      ---------     ---------
                                                         38,968        84,360
                                                      ---------     ---------
Net increase (decrease) in net assets                    63,263        66,150
                                                      ---------     ---------
Net Assets:
  Beginning of period                                   116,484        50,334
                                                      ---------     ---------
  End of period                                       $ 179,747     $ 116,484
                                                      =========     =========
Undistributed Net Investment
  Income (Loss)                                       $     645     $     319
                                                      =========     =========
Share Activity:
  Shares issued:
     Initial Class                                        5,948        11,543
     Service Class                                           25            --
                                                      ---------     ---------
                                                          5,973        11,543
                                                      ---------     ---------
  Shares issued-reinvested from distributions:
     Initial Class                                           --            43
     Service Class                                           --            --
                                                      ---------     ---------
                                                             --            43
                                                      ---------     ---------
  Shares redeemed:
     Initial Class                                         (911)         (994)
     Service Class                                           (1)           --
                                                      ---------     ---------
                                                           (912)         (994)
                                                      ---------     ---------
Net increase (decrease) in shares
  outstanding                                             5,061        10,592
                                                      =========     =========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                         Capital Guardian U.S. Equity 6

Capital Guardian U.S. Equity

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
-------------------------------------------------------------------------------------
Initial Class   06/30/2003     $  7.39      $   0.02         $   1.22       $   1.24
                12/31/2002        9.74          0.03            (2.35)         (2.32)
                12/31/2001       10.10          0.01            (0.35)         (0.34)
                12/31/2000       10.00          0.01             0.09           0.10
-------------------------------------------------------------------------------------
Service Class   06/30/2003        7.96            --             0.67           0.67
-------------------------------------------------------------------------------------

                For a share outstanding throughout each period (a)
                ---------------------------------------------------
                             Distributions
                ----------------------------------------
                                                          Net Asset
                  From Net     From Net                    Value,
                 Investment    Realized       Total          End
                   Income       Gains     Distributions   of Period
---------------------------------------------------------------------
Initial Class    $      --    $      --     $      --     $   8.63
                     (0.01)       (0.02)        (0.03)        7.39
                     (0.01)       (0.01)        (0.02)        9.74
                        --           --            --        10.10
---------------------------------------------------------------------
Service Class           --           --            --         8.63
---------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           16.78%        $ 179,542        0.92%        0.92%            0.45%            8%
                12/31/2002          (23.80)          116,484        0.98         0.98             0.43            23
                12/31/2001           (3.38)           50,334        1.08         1.09             0.19            39
                12/31/2000            1.00            33,507        1.13         1.13             0.45           108
------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            8.42               205        1.23         1.23             0.17             8
------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-October 9, 2000
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001 and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                         Capital Guardian U.S. Equity 7

Capital Guardian U.S. Equity

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Capital Guardian U.S. Equity ("the Fund"), part of ATSF, began operations as Capital Guardian U.S. Equity Portfolio, a part of the Endeavor Series Trust on October 9, 2000. The fund became a part of ATSF on May 1, 2002.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions during the six-months ended June 30, 2003, of $24 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain in the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                         Capital Guardian U.S. Equity 8

Capital Guardian U.S. Equity

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

      0.85% of the first $300 million of ANA
      0.80% of the next $200 million of ANA
      0.775% of ANA over $500 million

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit implemented January 1, 2003:

    1.06% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $5. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                    $46,926
  U.S. Government                                                          1,268
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                     11,328
  U.S. Government                                                             --

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                         Capital Guardian U.S. Equity 9

Capital Guardian U.S. Equity

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

         Capital Loss
         Carryforward                                  Available through
        --------------                                ------------------
           $2,272                                      December 31, 2010

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002 of $1,066 (Post-October
Loss Deferred) as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                $ 185,345
                                                                      =========
Unrealized Appreciation                                               $  15,309
Unrealized (Depreciation)                                                (5,781)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $   9,528
                                                                      =========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                         Capital Guardian U.S. Equity 10

Capital Guardian Value

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                           Shares       Value
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (1.7%)
Automotive (0.8%)
  Ford Motor Company Capital Trust II                     $ 68,800      $  2,989
Primary Metal Industries (0.9%)
  Phelps Dodge Corporation                                  34,200         3,386
                                                                        --------
Total Convertible Preferred Stocks (cost: $6,434)                          6,375
                                                                        --------
COMMON STOCKS (93.3%)
Aerospace (2.8%)
  United Technologies Corporation                          149,000        10,554
Automotive (0.9%)
  Ford Motor Company (b)                                    68,500           753
  Navistar International Corporation (a)(b)                 80,400         2,623
Automotive Dealers & Service Stations (0.6%)
  AutoNation, Inc. (a)(b)                                  146,500         2,303
Business Services (2.1%)
  Interpublic Group of Companies,
    Inc. (The)                                             429,300         5,744
  Thomson Corporation (The) (b)                             73,100         2,299
Chemicals & Allied Products (5.6%)
  Air Products and Chemicals, Inc. (b)                     358,200        14,901
  Dow Chemical Company (The)                                56,200         1,740
  du Pont (E.I.) de Nemours and Company                    101,400         4,222
  Lyondell Chemical Company (b)                             18,800           254
Commercial Banks (12.9%)
  Bank One Corporation                                     308,500        11,470
  Citigroup Inc.                                            49,703         2,127
  FleetBoston Financial Corporation                        319,400         9,489
  Morgan Chase & Co. (J.P.)                                588,000        20,098
  State Street Corporation                                  52,800         2,080
  Wells Fargo & Company                                     62,700         3,160
Communications Equipment (0.4%)
  Siemens AG-ADR (b)                                        29,200         1,426
Computer & Data Processing Services (3.4%)
  Cadence Design Systems, Inc. (a)                         200,000         2,412
  Sabre Holdings Corporation                               347,500         8,566
  VeriSign, Inc. (a)                                       125,300         1,733
Computer & Office Equipment (1.3%)
  Hewlett-Packard Company                                  136,492         2,907
  Polycom, Inc. (a)                                        157,000         2,176
Construction (1.1%)
  Fluor Corporation                                        120,100         4,040
Electric Services (5.1%)
  AES Corporation (The) (a)                                583,100         3,703
  American Electric Power Company, Inc.                     88,600         2,643
  Duke Energy Corporation                                  240,200         4,792
  Pinnacle West Capital Corporation (b)                    214,800         8,045
Electric, Gas & Sanitary Services (1.6%)
  NiSource Inc.                                            326,600         6,205
Electronic & Other Electric Equipment (4.3%)
  Emerson Electric Co.                                      55,300         2,826
  General Electric Company                                 408,300        11,710
  Hubbell Incorporated-Class B                              52,800         1,748
Electronic Components & Accessories (0.4%)
  Tyco International Ltd.                                   76,300         1,448
Food & Kindred Products (5.7%)
  Altria Group, Inc.                                       247,800        11,260
  Campbell Soup Company                                    267,200         6,547
  Kraft Foods, Inc. (b)                                    113,500         3,694
Health Services (0.9%)
  Lincare Holdings Inc. (a)                                105,400         3,321
Holding & Other Investment Offices (1.2%)
  General Growth Properties, Inc. (b)                       71,100         4,439
Hotels & Other Lodging Places (0.7%)
  Starwood Hotels & Resorts
    Worldwide, Inc.                                         93,500         2,673
Industrial Machinery & Equipment (4.5%)
  Baker Hughes Incorporated                                180,700         6,066
  Dover Corporation                                        103,200         3,092
  Illinois Tool Works Inc. (b)                              22,700         1,495
  Ingersoll-Rand Company-Class A                           137,300         6,498
Instruments & Related Products (1.3%)
  Applera Corporation-Applied
    Biosystems Group                                       112,700         2,145
  Raytheon Company                                          80,000         2,627
Insurance (4.1%)
  Everest Re Group, Ltd.                                    89,600         6,855
  PMI Group, Inc. (The)                                    104,000         2,791
  Travelers Property Casualty Corp.-Class A                115,614         1,838
  XL Capital Ltd.-Class A                                   47,600         3,951
Insurance Agents, Brokers & Service (2.5%)
  Hartford Financial Services Group, Inc.
     (The)                                                 188,600         9,498
Medical Instruments & Supplies (2.0%)
  Becton, Dickinson and Company                            197,600         7,678

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Capital Guardian Value 1

Capital Guardian Value

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                             Shares          Value
                                          ------------   ------------
Motion Pictures (0.8%)
  AOL Time Warner Inc. (a)                              187,600        $   3,018
Oil & Gas Extraction (1.9%)
  Unocal Corporation                                    247,900            7,113
Paper & Allied Products (0.6%)
  Bowater Incorporated                                   57,600            2,157
Petroleum Refining (4.1%)
  ChevronTexaco Corporation                              29,500            2,130
  Exxon Mobil Corporation                                81,066            2,911
  Royal Dutch Petroleum Company-NY
    Registered Shares                                    90,300            4,210
  Shell Transport & Trading Company
    PLC-ADR                                             159,500            6,356
Pharmaceuticals (4.1%)
  AstraZeneca PLC-ADR (b)                               157,600            6,425
  Lilly (Eli) and Company                                91,000            6,276
  Pfizer Inc.                                            83,400            2,848
Primary Metal Industries (1.2%)
  Alcoa Inc.                                             64,000            1,632
  Nucor Corporation                                      17,000              830
  Phelps Dodge Corporation (a)                           51,200            1,963
Printing & Publishing (1.3%)
  Knight-Ridder, Inc.                                    72,000            4,963
Railroads (0.8%)
  Canadian National Railway Company                      36,700            1,771
  Union Pacific Corporation                              19,500            1,131
Savings Institutions (2.2%)
  Washington Mutual, Inc.                               198,900            8,216
Security & Commodity Brokers (1.8%)
  AmeriCredit Corp. (a)(b)                              320,500            2,740
  Goldman Sachs Group, Inc. (The) (b)                    36,000            3,015
  Lehman Brothers Holdings Inc.                          16,500            1,097
Telecommunications (6.7%)
  AT&T Corp.                                            164,260            3,162
  CenturyTel, Inc.                                       48,100            1,676
  SBC Communications Inc.                               166,700            4,259
  Sprint Corporation (FON Group)                      1,112,700           16,023
Transportation & Public Utilities (0.8%)
  Kinder Morgan Management, LLC (a)                      83,426            3,125
Water Transportation (1.6%)
  Carnival Corporation (b)                              189,100            6,148
                                                                       ---------
Total Common Stocks (cost: $334,690)                                     351,860
                                                                       ---------

                                                         Principal        Value
--------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (8.6%)
Debt (6.2%)
Bank Notes (0.2%)
  National Bank of Commerce
    1.02%, due 10/21/2003                                  $  606         $  606
Commercial Paper (0.1%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                     241            241
Euro Dollar Overnight (0.1%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                     242            242
Euro Dollar Terms (2.2%)
  Bank of Montreal
    1.08%, due 07/02/2003                                     485            485
    1.15%, due 07/09/2003                                     139            139
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                                   1,212          1,212
  BNP Paribas SA
    1.03%, due 07/21/2003                                   1,454          1,454
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                                     606            606
    1.23%, due 07/07/2003                                   1,576          1,576
  Danske Bank A/S
    1.04%, due 07/28/2003                                   1,212          1,212
  Royal Bank of Canada
    1.03%, due 07/07/2003                                     606            606
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                                     970            970
Master Notes (0.3%)
  Morgan Stanley Dean Witter & Co
    1.43%, due 09/26/2003                                   1,212          1,212
Medium Term Notes (0.5%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                                   1,212          1,212
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                     364            364
  Parkland (USA) LLC
    1.02%, due 11/26/2003                                     121            121
Repurchase Agreements (2.8%) (c)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                                   3,636          3,636
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                                   1,212          1,212
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                                   3,999          3,999
  Morgan Stanley Dean Witter & Co
    1.48%, due 07/01/2003                                   2,181          2,181

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Capital Guardian Value 2

Capital Guardian Value

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                      Shares            Value
--------------------------------------------------------------------------------
Investment Companies (2.4%)
Money Market Funds (2.4%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                             3,514,591        $   3,515
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                               930,227              930
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.05%                             4,547,832            4,548
                                                                      ---------
Total Security Lending Collateral (cost: $32,279)                        32,279
                                                                      ---------
Total Investment Securities (cost: $373,403)                          $ 390,514
                                                                      =========
SUMMARY:
  Investment securities, at value                        103.6%       $ 390,514
  Liabilities in excess of other assets                   (3.6)%        (13,449)
                                                    ----------        ---------
  Net assets                                             100.0%       $ 377,065
                                                    ==========        =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $31,161.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $11,198.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Capital Guardian Value 3

Capital Guardian Value

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $373,403)
     (including $31,161 of securities loaned)                         $ 390,514
  Cash                                                                   18,100
  Receivables:
     Interest                                                                 7
     Dividends                                                            1,000
     Dividend reclaims receivable                                             1
  Other                                                                      47
                                                                      ---------
                                                                        409,669
                                                                      ---------
Liabilities:
  Accounts payable and accrued liabilities:
     Management and advisory fees                                           273
  Payable for securities on loan                                         32,279
  Other                                                                      52
                                                                      ---------
                                                                         32,604
                                                                      ---------
Net Assets                                                            $ 377,065
                                                                      =========
Net Assets Consist of:
  Capital stock, 50,000 shares authorized ($.01 per value)            $     251
  Additional paid-in capital                                            364,406
  Undistributed net investment income (loss)                              5,465
  Accumulated net realized gain (loss) from
     investment securities                                              (10,168)
  Net unrealized appreciation (depreciation) on
     investment securities                                               17,111
                                                                      ---------
Net Assets                                                            $ 377,065
                                                                      =========
Shares Outstanding:
  Initial Class                                                          25,107
  Service Class                                                              20
Net Asset Value and Offering Price Per Share:
  Initial Class                                                       $   15.01
  Service Class                                                           15.00

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                             $     33
  Dividends                                                               4,164
  Income from loaned securities-net                                          18
     Less withholding taxes on foreign dividends                            (50)
                                                                       --------
                                                                          4,165
                                                                       --------
Expenses:
  Management and advisory fees                                            1,353
  Transfer agent fees                                                         1
  Printing and shareholder reports                                           22
  Custody fees                                                               18
  Administration fees                                                        11
  Legal fees                                                                  2
  Auditing and accounting fees                                                4
  Directors fees                                                              6
  Other fees                                                                  5
                                                                       --------
  Total expenses                                                          1,422
                                                                       --------
Net Investment Income (Loss)                                              2,743
                                                                       --------
Net Realized and Unrealized Gain (Loss):
  Realized gain (loss) from investment securities                          (634)
  Unrealized appreciation (depreciation) on
     investment securities                                               44,489
                                                                       --------
Net Gain (Loss) on Investments                                           43,855
                                                                       --------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                      $ 46,598
                                                                       ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Capital Guardian Value 4

Capital Guardian Value

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                      June 30,
                                                        2003        December 31,
                                                     (unaudited)        2002
                                                     -----------    ----------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                        $   2,743     $   2,969
  Net realized gain (loss) from
     investment securities                                 (634)       (9,539)
  Net unrealized appreciation
     (depreciation) on investment
     securities                                          44,489       (47,922)
                                                      ---------     ---------
                                                         46,598       (54,492)
                                                      ---------     ---------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --        (1,817)
     Service Class                                           --            --
                                                      ---------     ---------
                                                             --        (1,817)
                                                      ---------     ---------
  From net realized gains:
     Initial Class                                           --        (8,514)
     Service Class                                           --            --
                                                      ---------     ---------
                                                             --        (8,514)
                                                      ---------     ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                       52,269       135,457
     Service Class                                          298            --
                                                      ---------     ---------
                                                         52,567       135,457
                                                      ---------     ---------
  Dividends and distributions reinvested:
     Initial Class                                           --        10,331
     Service Class                                           --            --
                                                      ---------     ---------
                                                             --        10,331
                                                      ---------     ---------
  Cost of shares redeemed:
     Initial Class                                       (8,825)      (11,877)
     Service Class                                           --            --
                                                      ---------     ---------
                                                         (8,825)      (11,877)
                                                      ---------     ---------
                                                         43,742       133,911
                                                      ---------     ---------
Net increase (decrease) in net assets                    90,340        69,088
                                                      ---------     ---------
Net Assets:
  Beginning of period                                   286,725       217,637
                                                      ---------     ---------
  End of period                                       $ 377,065     $ 286,725
                                                      =========     =========
Undistributed Net Investment
  Income (Loss)                                       $   5,465     $   2,722
                                                      =========     =========
Share Activity:
  Shares issued:
     Initial Class                                        3,967         9,322
     Service Class                                           20            --
                                                      ---------     ---------
                                                          3,987         9,322
                                                      ---------     ---------
  Shares issued-reinvested from distributions:
     Initial Class                                           --           763
     Service Class                                           --            --
                                                      ---------     ---------
                                                             --           763
                                                      ---------     ---------
  Shares redeemed:
     Initial Class                                         (661)         (826)
     Service Class                                           --            --
                                                      ---------     ---------
                                                           (661)         (826)
                                                      ---------     ---------
Net increase (decrease) in shares
  outstanding                                             3,326         9,259
                                                      =========     =========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Capital Guardian Value 5

Capital Guardian Value

================================================================================
FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
--------------------------------------------------------------------------------------
Initial Class   06/30/2003    $  13.15      $   0.11         $   1.75       $   1.86
                12/31/2002       17.35          0.18            (3.75)         (3.57)
                12/31/2001       17.58          0.16             1.01           1.17
                12/31/2000       19.99          0.15             0.68           0.83
                12/31/1999       21.68          0.18            (0.72)         (0.54)
                12/31/1998       20.70          0.22             1.36           1.58
--------------------------------------------------------------------------------------
Service Class   06/30/2003       13.66          0.04             1.30           1.34
--------------------------------------------------------------------------------------

                 For a share outstanding throughout each period (a)
                ----------------------------------------------------
                             Distributions
                ---------------------------------------
                                                          Net Asset
                  From Net    From Net                     Value,
                 Investment   Realized       Total           End
                   Income       Gains    Distributions    of Period
-------------------------------------------------------------------
Initial Class     $     --    $     --     $     --      $   15.01
                     (0.11)      (0.52)       (0.63)         13.15
                     (0.14)      (1.26)       (1.40)         17.35
                     (0.19)      (3.05)       (3.24)         17.58
                     (0.24)      (0.91)       (1.15)         19.99
                     (0.22)      (0.38)       (0.60)         21.68
-------------------------------------------------------------------
Service Class           --          --           --          15.00
-------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
-------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           14.14%        $ 376,761        0.89%        0.89%            1.71%           13%
                12/31/2002          (20.70)          286,725        0.91         0.91             1.23            39
                12/31/2001            6.64           217,637        0.94         0.95             1.01            55
                12/31/2000            5.57           182,354        0.91         0.93             0.77            85
                12/31/1999           (3.06)          209,653        0.88         0.95             0.77            51
                12/31/1998            7.56           246,102        0.84         0.85             1.10            19
-------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            9.81               304        1.21         1.21             1.52            13
-------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-May 27, 1993
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001 and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Capital Guardian Value 6

Capital Guardian Value

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Capital Guardian Value ("the Fund"), part of ATSF, began operations as Capital Guardian Value Portfolio, a part of the Endeavor Series Trust on May 27, 1993. The Fund became part of ATSF on May 1, 2002.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions during the six-months ended June 30, 2003, of $35 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain in the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Capital Guardian Value 7

Capital Guardian Value

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

    0.85% of the first $300 million of ANA
    0.80% of the next $200 million of ANA
    0.775% of ANA over $500 million

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit implemented January 1, 2003:

    0.92% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $11. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                    $83,859
  U.S. Government                                                             --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                     39,394
  U.S. Government                                                             --

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Capital Guardian Value 8

Capital Guardian Value

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

        Capital Loss
        Carryforward                                   Available through
       --------------                                 ------------------
           $3,097                                      December 31, 2010

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002 of $5,953 (Post-October
Loss Deferred) as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                $ 373,640
                                                                      =========
Unrealized Appreciation                                               $  35,242
Unrealized (Depreciation)                                               (18,368)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $  16,874
                                                                      =========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Capital Guardian Value 9

Clarion Real Estate Securities

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                         Shares          Value
--------------------------------------------------------------------------------
PREFERRED STOCKS (1.0%)
Holding & Other Investment Offices (1.0%)
  Keystone Property Trust-Series D                        61,000        $  1,693
                                                                        --------
Total Preferred Stocks (cost: $1,525)                                      1,693
                                                                        --------
COMMON STOCKS (94.8%)
Holding & Other Investment Offices (90.9%)
Apartments (17.5%)
  BRE Properties, Inc.-Class A                            86,700           2,878
  Camden Property Trust                                  186,500           6,518
  Equity Residential                                     308,300           8,000
  Gables Residential Trust                               107,800           3,259
  Home Properties of New York, Inc.                      102,200           3,602
  United Dominion Realty Trust, Inc.                     243,900           4,200
Diversified (9.1%)
  iStar Financial Inc.                                   157,800           5,760
  Keystone Property Trust                                127,931           2,368
  Liberty Property Trust (b)                             189,600           6,560
Health Care (4.2%)
  Health Care REIT, Inc.                                 141,651           4,320
  Ventas, Inc.                                           167,600           2,539
Hotels (0.5%)
  LaSalle Hotel Properties                                56,800             840
Office Property (27.5%)
  Arden Realty, Inc.                                     234,900           6,096
  Boston Properties, Inc.                                129,400           5,668
  Brandywine Realty Trust                                138,300           3,405
  CarrAmerica Realty Corporation                          99,100           2,756
  Crescent Real Estate Equities Company                   82,700           1,374
  Equity Office Properties Trust                         232,700           6,285
  Mack-Cali Realty Corporation                           201,100           7,316
  Maguire Properties, Inc. (a)(b)                        168,100           3,236
  Prentiss Properties Trust                              235,700           7,069
  Trizec Properties, Inc.                                106,900           1,215
Regional Mall (13.2%)
  CBL & Associates Properties, Inc.                       54,600           2,348
  General Growth Properties, Inc. (b)                     75,700           4,727
  Macerich Company (The)                                 198,900           6,987
  Simon Property Group, Inc.                             189,400           7,392
Shopping Center (12.1%)
  Developers Diversified Realty Corporation              204,000           5,802
  Heritage Property Investment Trust                     151,200           4,094
  New Plan Realty Trust, Inc.                            142,900           3,051
  Regency Centers Corporation (b)                        190,200           6,653
Warehouse (6.8%)
  AMB Property Corporation                                30,600             862
  Duke Realty Corporation (b)                            160,000           4,408
  ProLogis                                               209,100           5,708
Hotels & Other Lodging Places (3.9%)
Hotels (3.9%)
  Hilton Hotels Corporation                              115,400           1,476
  Starwood Hotels & Resorts
    Worldwide, Inc.                                      171,300           4,897
                                                                        --------
Total Common Stocks (cost: $140,825)                                     153,669
                                                                        --------

                                                           Principal       Value
--------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (9.1%)
Debt (6.6%)
Bank Notes (0.2%)
  National Bank of Commerce
    1.02%, due 10/21/2003                                     $277          $277
Commercial Paper (0.1%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                      110           110
Euro Dollar Overnight (0.1%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                      111           111
Euro Dollar Terms (2.3%)
  Bank of Montreal
    1.08%, due 07/02/2003                                      222           222
    1.15%, due 07/09/2003                                       64            64
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                                      555           555
  BNP Paribas SA
    1.03%, due 07/21/2003                                      666           666
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                                      277           277
    1.23%, due 07/07/2003                                      721           721
  Danske Bank A/S
    1.04%, due 07/28/2003                                      555           555
  Royal Bank of Canada
    1.03%, due 07/07/2003                                      277           277
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                                      444           444
Master Notes (0.3%)
  Morgan Stanley Dean Witter & Co.
    1.43%, due 09/26/2003                                      555           555
Medium Term Notes (0.5%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                                      555           555
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                      166           166
  Parkland (USA) LLC
    1.02%, due 11/26/2003                                       55            55

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                        Clarion Real Estate Securities 1

Clarion Real Estate Securities

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                          Principal       Value
--------------------------------------------------------------------------------
Repurchase Agreements (3.1%)(c)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                                  $1,664         $1,664
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                                     555            555
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                                   1,830          1,830
  Morgan Stanley Dean Witter & Co.
    1.48%, due 07/01/2003                                     998            998

                                                       Shares           Value
--------------------------------------------------------------------------------
Investment Companies (2.5%)
Money Market Funds (2.5%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                              1,608,381       $   1,608
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                                425,700             426
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.05%                              2,081,223           2,081
                                                                      ---------
Total Security Lending Collateral (cost: $14,772)                        14,772
                                                                      ---------
Total Investment Securities (cost: $157,122)                          $ 170,134
                                                                      =========
SUMMARY:
  Investment securities, at value                         104.9%      $ 170,134
  Liabilities in excess of other assets                    (4.9)%        (7,907)
                                                    -----------       ---------
  Net assets                                              100.0%      $ 162,227
                                                    ===========       =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $14,227.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $5,124.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                        Clarion Real Estate Securities 2

Clarion Real Estate Securities

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $157,122)
     (including $14,227 of securities loaned)                         $ 170,134
  Receivables:
     Investment securities sold                                           7,640
     Interest                                                                 3
     Dividends                                                            1,155
  Other                                                                      20
                                                                      ---------
                                                                        178,952
                                                                      ---------
Liabilities:
  Investment securities purchased                                         1,159
  Accounts payable and accrued liabilities:
     Management and advisory fees                                           114
     Due to custodian                                                       652
  Payable for securities on loan                                         14,772
  Other                                                                      28
                                                                      ---------
                                                                         16,725
                                                                      ---------
Net Assets                                                            $ 162,227
                                                                      =========
Net Assets Consist of:
  Capital stock, 50,000 shares authorized ($.01 par value)            $     126
  Additional paid-in capital                                            142,756
  Undistributed net investment income (loss)                              8,562
  Accumulated net realized gain (loss) from
     investment securities                                               (2,229)
  Net unrealized appreciation (depreciation) on
     investment securities                                               13,012
                                                                      ---------
Net Assets                                                            $ 162,227
                                                                      =========
Shares Outstanding:
  Initial Class                                                          12,550
  Service Class                                                               9
Net Asset Value and Offering Price Per Share:
  Initial Class                                                       $   12.92
  Service Class                                                           12.92

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                               $    12
  Dividends                                                                4,564
  Income from loaned securities-net                                            4
                                                                         -------
                                                                           4,580
                                                                         -------
Expenses:
  Management and advisory fees                                               559
  Transfer agent fees                                                          1
  Printing and shareholder reports                                            18
  Custody fees                                                                18
  Administration fees                                                         12
  Legal fees                                                                   1
  Auditing and accounting fees                                                 5
  Directors fees                                                               2
  Other                                                                        1
                                                                         -------
  Total expenses                                                             617
                                                                         -------
Net Investment Income (Loss)                                               3,963
                                                                         -------
Net Realized and Unrealized Gain (Loss):
  Realized gain (loss) from investment securities                            570
  Increase (decrease) in unrealized appreciation
     (depreciation) on investment securities                              13,933
                                                                         -------
Net Gain (Loss) on Investment Securities                                  14,503
                                                                         -------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                        $18,466
                                                                         =======

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                        Clarion Real Estate Securities 3

Clarion Real Estate Securities

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                      June 30,
                                                        2003        December 31,
                                                     (unaudited)        2002
                                                     -----------    ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                        $   3,963       $   5,116
  Net realized gain (loss) from
     investment securities                                  570          (3,169)
  Net unrealized appreciation
     (depreciation) on investment
     securities                                          13,933          (2,314)
                                                      ---------       ---------
                                                         18,466            (367)
                                                      ---------       ---------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --          (1,256)
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --          (1,256)
                                                      ---------       ---------
  From net realized gains:
     Initial Class                                           --            (669)
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --            (669)
                                                      ---------       ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                       41,549         147,154
     Service Class                                          112              --
                                                      ---------       ---------
                                                         41,661         147,154
                                                      ---------       ---------
  Dividends and distributions reinvested:
     Initial Class                                           --           1,925
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --           1,925
                                                      ---------       ---------
  Cost of shares redeemed:
     Initial Class                                      (22,118)        (66,179)
     Service Class                                           (1)             --
                                                      ---------       ---------
                                                        (22,119)        (66,179)
                                                      ---------       ---------
                                                         19,542          82,900
                                                      ---------       ---------
Net increase (decrease) in net assets                    38,008          80,608
                                                      ---------       ---------
Net Assets:
  Beginning of period                                   124,219          43,611
                                                      ---------       ---------
  End of period                                       $ 162,227       $ 124,219
                                                      =========       =========
Undistributed Net Investment
  Income (Loss)                                       $   8,562       $   4,599
                                                      =========       =========
Share Activity:
  Shares issued:
     Initial Class                                        3,534          12,649
     Service Class                                            9              --
                                                      ---------       ---------
                                                          3,543          12,649
                                                      ---------       ---------
  Shares issued-reinvested from distributions:
     Initial Class                                           --             169
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --             169
                                                      ---------       ---------
  Shares redeemed:
     Initial Class                                       (1,873)         (5,821)
     Service Class                                           --              --
                                                      ---------       ---------
                                                         (1,873)         (5,821)
                                                      ---------       ---------
Net increase (decrease) in shares
  outstanding                                             1,670           6,997
                                                      =========       =========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                        Clarion Real Estate Securities 4

Clarion Real Estate Securities

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
--------------------------------------------------------------------------------------
Initial Class   06/30/2003    $   11.41     $   0.33         $   1.18       $   1.51
                12/31/2002        11.21         0.65            (0.25)          0.40
                12/31/2001        10.32         0.56             0.58           1.14
                12/31/2000         8.06         0.59             1.79           2.38
                12/31/1999         8.51         0.49            (0.79)         (0.30)
                12/31/1998        10.00         0.36            (1.85)         (1.49)
--------------------------------------------------------------------------------------
Service Class   06/30/2003        12.00         0.14             0.78           0.92
--------------------------------------------------------------------------------------

                 For a share outstanding throughout each period (a)
                ----------------------------------------------------
                             Distributions
                ---------------------------------------
                                                          Net Asset
                  From Net    From Net                     Value,
                 Investment   Realized       Total           End
                   Income       Gains    Distributions    of Period
--------------------------------------------------------------------
Initial Class     $     --    $     --     $     --      $   12.92
                     (0.13)      (0.07)       (0.20)         11.41
                     (0.25)         --        (0.25)         11.21
                     (0.12)         --        (0.12)         10.32
                     (0.15)         --        (0.15)          8.06
                        --          --           --           8.51
--------------------------------------------------------------------
Service Class           --          --           --          12.92
--------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           13.23%        $ 162,109        0.88%        0.88%            5.68%            44%
                12/31/2002            3.60           124,219        0.98         0.98             5.61            123
                12/31/2001           11.05            43,611        1.00         1.13             5.25            172
                12/31/2000           29.62            16,577        1.00         1.71             6.27            291
                12/31/1999           (3.77)            3,199        1.00         2.69             5.91            190
                12/31/1998          (14.93)            2,414        1.00         3.34             6.03            101
------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            7.67               118        1.17         1.17             6.95             44
------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-May 1, 1998
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                        Clarion Real Estate Securities 5

Clarion Real Estate Securities

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Clarion Real Estate Securities ("the Fund"), part of ATSF, began operations on May 1, 1998. The Fund is "non-diversified" under the 1940 Act.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Overdraft: At June 30, 2003, the Fund was in a cash overdraft. The amount of cash overdraft is included as Due to Custodian in the accompanying Statement of Assets and Liabilities. The Fund pays a monthly overdraft charge based on the average daily overdraft balance during the month. The average balance is multiplied by a rate equal to 0.50% plus the federal funds rate. As of June 30, 2003, this rate was 1.50%.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions during the six-months ended June 30, 2003, of $35 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, Investors Bank & Trust Company ("IBT"), as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain in the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less than 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                        Clarion Real Estate Securities 6

Clarion Real Estate Securities

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Since the Fund invests primarily in real estate related securities, the value of its shares may fluctuate more widely than the value of shares of a fund that invests in a broad range of industries.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.80% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.00% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $5. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                        Clarion Real Estate Securities 7

Clarion Real Estate Securities

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                    $83,401
  U.S. Government                                                             --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                     58,446
  U.S. Government                                                             --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002, of $1,080 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                $ 157,538
                                                                      =========
Unrealized Appreciation                                               $  13,034
Unrealized (Depreciation)                                                  (438)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $  12,596
                                                                      =========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                        Clarion Real Estate Securities 8

Dreyfus Mid Cap

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                            Shares        Value
--------------------------------------------------------------------------------
COMMON STOCKS (99.4%)
Agriculture (0.3%)
  Fresh Del Monte Produce Inc.                               5,800        $  149
Amusement & Recreation Services (1.1%)
  Aztar Corporation (a)                                      9,300           150
  Westwood One, Inc. (a)                                    13,500           458
Apparel & Accessory Stores (2.6%)
  Abercrombie & Fitch Co.-Class A (a)                       10,500           298
  Chico's FAS, Inc. (a)(b)                                  11,400           240
  Claire's Stores, Inc.                                     13,000           330
  Ross Stores, Inc.                                         12,600           539
Apparel Products (0.5%)
  Columbia Sportswear Company (a)                            5,000           257
Automotive (1.5%)
  Gentex Corporation (a)                                    11,900           364
  Magna International Inc.-Class A                           3,500           235
  Superior Industries International, Inc.                    4,700           196
Beverages (0.2%)
  Pepsi Bottling Group, Inc. (The)                           6,200           124
Business Services (2.2%)
  ChoicePoint Inc. (a)                                      11,600           400
  Moody's Corporation                                        3,200           169
  Rent-A-Center, Inc. (a)                                    4,000           303
  Valassis Communications, Inc. (a)                         12,900           332
Chemicals & Allied Products (3.2%)
  Cytec Industries Inc. (a)                                  9,500           321
  Dial Corporation (The)                                    10,600           206
  Lubrizol Corporation (The)                                11,000           341
  Monsanto Company                                           7,800           169
  PPG Industries, Inc.                                       3,600           183
  Sigma-Aldrich Corporation (b)                              5,800           314
  SurModics, Inc. (a)(b)                                     6,700           204
Commercial Banks (6.7%)
  City National Corporation                                 10,500           468
  Commerce Bancorp, Inc. (b)                                11,700           434
  First Tennessee National Corporation                       8,400           369
  Marshall & Ilsley Corporation                             10,500           321
  Mercantile Bankshares Corporation                          8,400           331
  National Commerce Financial
    Corporation                                             24,100           535
  Popular, Inc.                                              8,100           313
  South Financial Group, Inc. (The)                         13,700           320
  TCF Financial Corporation                                 10,900           434
  Wintrust Financial Corporation                             5,700           169
Communications Equipment (2.8%)
  ADTRAN, Inc. (a)(b)                                        6,100           313
  Advanced Fibre Communications, Inc. (a)                   18,000           293
  McDATA Corporation-Class A (a)(b)                         20,800           305
  Plantronics, Inc. (a)(b)                                  14,700           319
  UTStarcom, Inc. (a)(b)                                     8,900           317
Computer & Data Processing Services (5.8%)
  Adobe Systems Incorporated                                 4,300           138
  Check Point Software Technologies, Ltd. (a)               12,600           246
  Electronic Arts Inc. (a)                                   5,200           385
  FactSet Research Systems Inc. (b)                          7,000           308
  GTECH Holdings Corporation (a)                             7,700           290
  Henry (Jack) & Associates, Inc.                           10,200           181
  Reynolds and Reynolds Company (The)-
    Class A                                                 10,500           300
  SunGard Data Systems Inc. (a)                             13,800           358
  Symantec Corporation (a)                                   3,500           154
  Take-Two Interactive Software, Inc. (a)(b)                 7,300           207
  United Online, Inc. (a)(b)                                12,600           319
  WebMD Corporation (a)(b)                                  24,900           270
Computer & Office Equipment (3.6%)
  Lexmark International Group, Inc. (a)                      2,700           191
  SanDisk Corporation (a)(b)                                22,500           908
  Storage Technology Corporation (a)                        19,000           489
  Western Digital Corporation (a)                           36,600           377
Construction (1.0%)
  Fluor Corporation                                          8,000           269
  Hovnanian Enterprises, Inc.-Class A (a)                    4,500           265
Department Stores (0.3%)
  J.C. Penney Company, Inc.                                  8,600           145
Educational Services (1.6%)
  Apollo Group, Inc.-Class A (a)                             6,100           377
  Corinthian Colleges, Inc. (a)                             10,700           520
Electric Services (0.8%)
  Hawaiian Electric Industries, Inc. (b)                     9,000           413
Electric, Gas & Sanitary Services (3.1%)
  MDU Resources Group, Inc. (b)                              5,500           184
  Pepco Holdings, Inc.                                      23,100           443
  SCANA Corporation                                         13,600           466
  Wisconsin Energy Corporation                              20,800           603
Electrical Goods (0.4%)
  Hughes Supply, Inc.                                        5,600           194
Electronic & Other Electric Equipment (1.6%)
  American Power Conversion Corporation (a)                 12,700           198
  Cooper Industries, Inc.-Class A                            5,400           223
  Energizer Holdings, Inc. (a)                              14,200           446

The notes to the financial statements are an integral part of this report

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Dreyfus Mid Cap 1

Dreyfus Mid Cap

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                            Shares        Value
--------------------------------------------------------------------------------
Electronic Components & Accessories (2.8%)
  Cree, Inc. (a)(b)                                         14,600        $  238
  Integrated Circuit Systems, Inc. (a)(b)                    8,900           280
  MEMC Electronic Materials, Inc. (a)                       19,700           193
  Microchip Technology Incorporated                         14,000           345
  QLogic Corporation (a)(b)                                  7,300           353
  Semtech Corporation (a)                                    8,600           122
Environmental Services (0.9%)
  Republic Services, Inc. (a)                               21,100           478
Fabricated Metal Products (0.5%)
  Harsco Corporation                                         7,800           281
Food & Kindred Products (1.0%)
  Sensient Technologies Corporation                         12,200           280
  Smucker (J.M.) Company (The)                               6,900           275
Food Stores (0.5%)
  Whole Foods Market, Inc. (a)(b)                            6,200           295
Furniture & Fixtures (0.5%)
  Hillenbrand Industries, Inc.                               4,900           247
Furniture & Home Furnishings Stores (1.3%)
  Pier 1 Imports, Inc. (b)                                  17,100           349
  Williams-Sonoma, Inc. (a)                                 11,400           333
Gas Production & Distribution (1.6%)
  Energen Corporation                                        7,000           233
  Equitable Resources, Inc.                                  4,600           187
  Questar Corporation                                       13,600           455
Health Services (1.4%)
  Apria Healthcare Group Inc. (a)                           13,900           346
  Sunrise Assisted Living, Inc. (a)(b)                       7,400           166
  Universal Health Services, Inc.-
    Class B (a) (b)                                          6,800           269
Industrial Machinery & Equipment (3.3%)
  FMC Technologies, Inc. (a)                                19,300           406
  ITT Industries, Inc.                                       3,700           242
  Oil States International, Inc. (a)                        24,900           301
  Varco International Inc. (a)                              21,700           425
  York International Corporation (b)                        12,600           295
  Zebra Technologies Corporation-
    Class A (a)                                              1,900           143
Instruments & Related Products (3.2%)
  Applera Corporation-Applied Biosystems
    Group                                                   14,600           278
  Avid Technology, Inc. (a)                                  7,900           277
  Beckman Coulter Inc.                                       9,400           382
  FLIR Systems, Inc. (a)(b)                                  5,400           163
  Garmin Ltd. (a)                                            7,100           283
  Millipore Corporation (a)(b)                               8,000           355
Insurance (8.8%)
  Aetna Inc.                                                 6,300           379
  Coventry Health Care, Inc. (a)                             9,000           415
  Everest Re Group, Ltd.                                     5,700           436
  Fidelity National Financial, Inc. (b)                     19,500           600
  First American Corporation (The)                          16,500           435
  First Health Group Corp. (a)                              14,000           386
  Health Net Inc. (a)                                       18,300           603
  Old Republic International Corp.                          15,800           542
  Oxford Health Plans, Inc. (a)                             12,200           513
  Principal Financial Group, Inc.                            8,300           268
  RenaissanceRe Holdings Ltd.                                5,600           255
Insurance Agents, Brokers & Service (0.5%)
  Hilb, Rogal and Hamilton Company                           8,500           289
Iron & Steel Foundries (0.7%)
  Precision Castparts Corp.                                 11,900           370
Leather & Leather Products (1.1%)
  Coach, Inc. (a)                                           12,100           602
Life Insurance (0.5%)
  IPC Holdings, Ltd.                                         7,500           251
Lumber & Wood Products (0.6%)
  Rayonier, Inc.                                             9,150           302
Management Services (0.4%)
  FTI Consulting, Inc. (a)                                   9,150           228
Medical Instruments & Supplies (1.4%)
  STERIS Corporation (a)                                    13,700           316
  Varian Medical Systems, Inc. (a)                           8,000           461
Mortgage Bankers & Brokers (2.9%)
  Countrywide Credit Industries, Inc.                        3,700           257
  Doral Financial Corporation                               11,000           491
  GreenPoint Financial Corp.                                12,600           642
  New Century Financial Corporation                          4,700           205
Oil & Gas Extraction (3.4%)
  Houston Exploration Company (The) (a)                      8,300           288
  Patina Oil & Gas Corporation                               9,500           305
  Pioneer Natural Resources Company (a)                     18,500           483
  Unit Corporation (a)                                      11,700           245
  XTO Energy, Inc.                                          26,800           539
Paper & Allied Products (1.0%)
  Bemis Company, Inc.                                        5,500           257
  Pactiv Corporation (a)                                    14,000           276
Petroleum Refining (1.5%)
  Sunoco, Inc.                                               4,700           177
  Valero Energy Corporation                                 18,300           665

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Dreyfus Mid Cap 2

Dreyfus Mid Cap

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                          Shares          Value
--------------------------------------------------------------------------------
Pharmaceuticals (4.7%)
  Chiron Corporation (a)                                    6,600        $   289
  Gilead Sciences, Inc. (a)                                18,100          1,006
  ICN Pharmaceuticals, Inc. (b)                            21,500            360
  Mylan Laboratories Inc.                                  17,400            605
  Techne Corporation (a)                                   10,700            325
Primary Metal Industries (0.3%)
  Phelps Dodge Corporation (a)                              4,200            161
Printing & Publishing (1.5%)
  Deluxe Corporation                                        6,400            287
  Washington Post Company (The)-Class B                       700            513
Radio & Television Broadcasting (1.1%)
  Cox Radio, Inc.-Class A (a)                              10,600            245
  Entercom Communications Corp. (a)                         7,000            343
Research & Testing Services (0.4%)
  Pharmaceutical Product Development,
    Inc. (a)                                                8,500            244
Residential Building Construction (1.1%)
  Lennar Corporation (b)                                    8,300            593
Restaurants (1.8%)
  Bob Evans Farms, Inc.                                    10,800            298
  Brinker International, Inc. (a)                          11,600            418
  Ruby Tuesday, Inc.                                        9,900            245
Retail Trade (3.0%)
  Alberto-Culver Company-Class B                            4,900            250
  Borders Group, Inc. (a)                                  15,500            273
  Michaels Stores, Inc. (a)                                12,200            464
  Schein (Henry), Inc. (a)                                  7,400            387
  Zale Corporation (a)                                      7,200            288
Savings Institutions (1.4%)
  Dime Bancorp, Inc.-warrants,
    Expires 11/22/2005                                      3,850              1
  New York Community Bancorp, Inc. (b)                     13,733            399
  Sovereign Bancorp, Inc. (b)                              22,600            354
Security & Commodity Brokers (2.3%)
  Affiliated Managers Group, Inc. (a)                       3,400            207
  Bear Stearns Companies Inc. (The) (b)                     4,800            348
  E*TRADE Group, Inc. (a) (b)                              54,100            460
  Nuveen Investments, Inc.-Class A                          9,400            256
Telecommunications (0.5%)
  Level 3 Communications, Inc. (a)                         39,500            262
Textile Mill Products (0.8%)
  Mohawk Industries, Inc. (a)                               8,100            450
Transportation & Public Utilities (0.7%)
  C.H. Robinson Worldwide, Inc.                            10,000            356
Trucking & Warehousing (0.7%)
  Landstar System, Inc. (a)                                 2,700            170
  Werner Enterprises, Inc.                                  9,200            195
                                                                         -------
Total Common Stocks (cost: $50,113)                                       54,198
                                                                         -------

                                                           Principal       Value
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS (0.5%)
  Investor's Bank & Trust Company (c)
    0.75%, Repurchase Agreement dated
    06/30/2003 to be repurchased at $289
    on 07/01/2003                                             $289          $289
                                                                            ----
Total Short-Term Obligations (cost: $289)                                    289
                                                                            ----
SECURITY LENDING COLLATERAL (19.7%)
Debt (14.1%)
Bank Notes (0.4%)
  National Bank of Commerce
    1.02%, due 10/21/2003                                      202           202
Commercial Paper (0.1%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                       80            80
Euro Dollar Overnight (0.1%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                       81            81
Euro Dollar Terms (5.0%)
  Bank of Montreal
    1.08%, due 07/02/2003                                      162           162
    1.15%, due 07/09/2003                                       46            46
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                                      404           404
  BNP Paribas SA
    1.03%, due 07/21/2003                                      485           485
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                                      202           202
    1.23%, due 07/07/2003                                      525           525
  Danske Bank A/S
    1.04%, due 07/28/2003                                      404           404
  Royal Bank of Canada
    1.03%, due 07/07/2003                                      202           202
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                                      323           323
Master Notes (0.7%)
  Morgan Stanley Dean Witter & Co.
    1.43%, due 09/26/2003                                      404           404
Medium Term Notes (1.0%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                                      404           404
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                      121           121
  Parkland (USA) LLC
    1.02%, due 11/26/2003                                       40            40

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Dreyfus Mid Cap 3

Dreyfus Mid Cap

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                         Principal        Value
--------------------------------------------------------------------------------
Repurchase Agreements (6.8%)(d)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                                  $1,212         $1,212
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                                     404            404
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                                   1,332          1,332
  Morgan Stanley Dean Witter & Co.
    1.48%, due 07/01/2003                                     727            727

                                                       Shares            Value
--------------------------------------------------------------------------------

Investment Companies (5.6%)
Money Market Funds (5.6%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                              1,171,273        $  1,171
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                                310,008             310
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.05%                              1,515,611           1,516
                                                                       --------
Total Security Lending Collateral (cost: $10,757)                        10,757
                                                                       --------
Total Investment Securities (cost: $61,159)                            $ 65,244
                                                                       ========
SUMMARY:
  Investment securities, at value                         119.6%       $ 65,244
  Liabilities in excess of other assets                   (19.6)%       (10,690)
                                                    -----------        --------
  Net assets                                              100.0%       $ 54,554
                                                    ===========        ========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $10,287.

(c) At June 30, 2003, the collateral for the Repurchase Agreements is as follows: $401 Fannie Mae-Series 2003-33 (4.50%, due 05/25/2033) with a value and accrued interest of $304.

(d) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $3,732.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Dreyfus Mid Cap 4

Dreyfus Mid Cap

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $61,159)
     (including $10,287 of securities loaned)                          $ 65,244
  Cash                                                                       69
  Receivables:
     Dividends                                                               39
  Other                                                                      21
                                                                       --------
                                                                         65,373
                                                                       --------
Liabilities:
  Accounts payable and accrued liabilities:
     Management and advisory fees                                            42
  Payable for securities on loan                                         10,757
  Other                                                                      20
                                                                       --------
                                                                         10,819
                                                                       --------
Net Assets                                                             $ 54,554
                                                                       ========
Net Assets Consist of:
  Capital stock, 50,000 shares authorized ($.01 par value)             $     50
  Additional paid-in capital                                             59,645
  Undistributed net investment income (loss)                                 98
  Accumulated net realized gain (loss) from
     investment securities                                               (9,324)
  Net unrealized appreciation (depreciation) on
     investment securities                                                4,085
                                                                       --------
Net Assets                                                             $ 54,554
                                                                       ========
Shares Outstanding:
  Initial Class                                                           4,948
  Service Class                                                               8
Net Asset Value and Offering Price Per Share:
  Initial Class                                                        $  11.01
  Service Class                                                           11.00

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                              $     2
  Dividends                                                                 275
  Income from loaned securities-net                                          10
     Less withholding taxes on foreign dividends                             (1)
                                                                        -------
                                                                            286
                                                                        -------
Expenses:
  Management and advisory fees                                              213
  Transfer agent fees                                                         1
  Printing and shareholder reports                                           21
  Custody fees                                                               10
  Administration fees                                                        12
  Auditing and accounting fees                                                5
  Directors fees                                                              1
  Other                                                                       1
                                                                        -------
  Total expenses                                                            264
     Less advisory fee waiver                                               (13)
                                                                        -------
  Net expenses                                                              251
                                                                        -------
Net Investment Income (Loss)                                                 35
                                                                        -------
Net Realized and Unrealized Gain (Loss):
  Realized gain (loss) from investment securities                        (1,960)
  Increase (decrease) in unrealized appreciation
     (depreciation) on investment securities                              7,661
                                                                        -------
Net Gain (Loss) on Investment Securities                                  5,701
                                                                        -------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                       $ 5,736
                                                                        =======

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Dreyfus Mid Cap 5

Dreyfus Mid Cap

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                       June 30,
                                                         2003       December 31,
                                                      (unaudited)       2002
                                                      -----------   ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                          $     35       $     64
  Net realized gain (loss) from
     investment securities                                (1,960)        (5,759)
  Net unrealized appreciation
     (depreciation) on investment
     securities                                            7,661         (4,448)
                                                        --------       --------
                                                           5,736        (10,143)
                                                        --------       --------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                            --            (21)
     Service Class                                            --             --
                                                        --------       --------
                                                              --            (21)
                                                        --------       --------
  From net realized gains:
     Initial Class                                            --             --
     Service Class                                            --             --
                                                        --------       --------
                                                        --------       --------
                                                        --------       --------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                         8,554         55,981
     Service Class                                            80             --
                                                        --------       --------
                                                           8,634         55,981
                                                        --------       --------
  Dividends and distributions reinvested:
     Initial Class                                            --             21
     Service Class                                            --             --
                                                        --------       --------
                                                              --             21
                                                        --------       --------
  Cost of shares redeemed:
     Initial Class                                       (10,020)       (25,849)
     Service Class                                            --             --
                                                        --------       --------
                                                         (10,020)       (25,849)
                                                        --------       --------
                                                          (1,386)        30,153
                                                        --------       --------
Net increase (decrease) in net assets                      4,350         19,989
                                                        --------       --------
Net Assets:
  Beginning of period                                     50,204         30,215
                                                        --------       --------
  End of period                                         $ 54,554       $ 50,204
                                                        ========       ========
Undistributed Net Investment
  Income (Loss)                                         $     98       $     63
                                                        ========       ========
Share Activity:
  Shares issued:
     Initial Class                                           873          4,887
     Service Class                                             8             --
                                                        --------       --------
                                                             881          4,887
                                                        --------       --------
  Shares issued-reinvested from distributions:
     Initial Class                                            --              2
     Service Class                                            --             --
                                                        --------       --------
                                                              --              2
                                                        --------       --------
  Shares redeemed:
     Initial Class                                        (1,022)        (2,468)
     Service Class                                            --             --
                                                        --------       --------
                                                          (1,022)        (2,468)
                                                        --------       --------
Net increase (decrease) in shares
  outstanding                                               (141)         2,421
                                                        ========       ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Dreyfus Mid Cap 6

Dreyfus Mid Cap

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
-------------------------------------------------------------------------------------
Initial Class   06/30/2003    $   9.85      $   0.01         $   1.15       $   1.16
                12/31/2002       11.29          0.01            (1.45)         (1.44)
                12/31/2001       11.90          0.01            (0.49)         (0.48)
                12/31/2000       10.72          0.03             1.36           1.39
                12/31/1999       10.00          0.04             0.68           0.72
-------------------------------------------------------------------------------------
Service Class   06/30/2003       10.21            --             0.79           0.79
-------------------------------------------------------------------------------------

                 For a share outstanding throughout each period (a)
                -----------------------------------------------------
                             Distributions
                ----------------------------------------
                                                           Net Asset
                  From Net     From Net                     Value,
                 Investment    Realized       Total           End
                   Income       Gains     Distributions    of Period
--------------------------------------------------------------------
Initial Class    $      --    $      --     $      --     $   11.01
                        --           --            --          9.85
                     (0.12)       (0.01)        (0.13)        11.29
                     (0.21)          --         (0.21)        11.90
                        --           --            --         10.72
--------------------------------------------------------------------
Service Class           --           --            --         11.00
--------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           11.78%         $ 54,468        1.00%        1.05%            0.14%            42%
                12/31/2002          (12.72)           50,204        1.00         1.14             0.13             85
                12/31/2001           (3.94)           30,215        1.00         1.34             0.09             78
                12/31/2000           12.92            14,714        1.00         1.90             0.29            111
                12/31/1999            7.20             3,384        1.00         4.89             0.58             94
------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            7.74                86        1.30         1.45             0.04             42
------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-May 3, 1999
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Dreyfus Mid Cap 7

Dreyfus Mid Cap

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Dreyfus Mid Cap ("the Fund"), part of ATSF, began operations on May 3, 1999.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be in an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions during the six-months ended June 30, 2003, of $13 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain in the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Dreyfus Mid Cap 8

Dreyfus Mid Cap

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

    0.85% of the first $100 million of ANA
    0.80% of ANA over $100 million

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.00% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $2. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Dreyfus Mid Cap 9

Dreyfus Mid Cap

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                    $20,954
  U.S. Government                                                             --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                     21,453
  U.S. Government                                                             --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

            Capital Loss
            Carryforward                              Available through
            ------------                             ------------------
               $1,280                                December 31, 2009
                5,118                                December 31, 2010

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002 of $824 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                 $ 61,199
                                                                       ========
Unrealized Appreciation                                                $  6,236
Unrealized (Depreciation)                                                (2,191)
                                                                       --------
Net Unrealized Appreciation (Depreciation)                             $  4,045
                                                                       ========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                               Dreyfus Mid Cap 10

Dreyfus Small Cap Value

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                          Shares          Value
--------------------------------------------------------------------------------
COMMON STOCKS (100.1%)
Aerospace (0.6%)
  Goodrich Corporation                                     77,800        $ 1,634
Air Transportation (2.2%)
  Atlas Air Worldwide Holdings, Inc. (a)(b)               573,590            843
  Continental Airlines, Inc. (a)(b)                        83,000          1,243
  ExpressJet Holdings, Inc. (a)                           261,000          3,941
Amusement & Recreation Services (1.6%)
  Argosy Gaming Company (a)                                91,600          1,915
  Intrawest Corporation                                    91,300          1,203
  Six Flags, Inc. (a)(b)                                  174,500          1,183
Apparel & Accessory Stores (1.1%)
  Men's Wearhouse, Inc. (The) (a)                          87,460          1,911
  Wet Seal, Inc. (The)-Class A (a)                        106,600          1,138
Apparel Products (2.3%)
  Playtex Products, Inc. (a)                              106,700            685
  Polo Ralph Lauren Corporation                            25,600            660
  Tommy Hilfiger Corporation (a)                          204,500          1,890
  Too, Inc. (a)                                           147,200          2,981
Automotive (1.3%)
  Dana Corporation                                        193,100          2,232
  Navistar International Corporation (a)(b)                38,500          1,256
Automotive Dealers & Service Stations (0.7%)
  CSK Auto Corporation (a)                                138,400          2,000
Business Services (3.7%)
  Brink's Company (The)                                   166,000          2,419
  Catalina Marketing Corporation (a)                      122,100          2,155
  Kforce Inc. (a)                                         212,200          1,025
  Professional Detailing, Inc. (a)                         84,945            863
  Quovadx, Inc. (a)                                       229,900            687
  Spherion Corporation (a)                                 79,185            550
  Valassis Communications, Inc. (a)                        34,200            880
  Websense, Inc. (a)(b)                                    91,400          1,431
Chemicals & Allied Products (2.9%)
  Agrium, Inc. (b)                                         81,600            894
  FMC Corporation (a)                                      49,200          1,113
  Great Lakes Chemical Corporation                         50,700          1,034
  IMC Global Inc. (b)                                     411,300          2,760
  PolyOne Corporation                                     290,760          1,294
  Wellman, Inc.                                            64,300            720
Communications Equipment (2.2%)
  Arris Group, Inc. (a)(b)                                505,815          2,509
  Avaya Inc. (a)                                          300,240          1,940
  Comverse Technology, Inc. (a)                            63,700            957
Communications Equipment (continued)
  InterVoice-Brite, Inc. (a)                              101,570            502
Computer & Data Processing Services (8.6%)
  Acxiom Corporation (a)                                   54,900            828
  Art Technology Group, Inc. (a)                          484,800            776
  Borland Software Corporation (a)                        135,400          1,323
  Cadence Design Systems, Inc. (a)(b)                     150,400          1,814
  EarthLink, Inc. (a)(b)                                  400,950          3,163
  IONA Technologies PLC-ADR (a)                           523,900          1,158
  Manugistics Group, Inc. (a)(b)                          452,100          1,858
  Midway Games Inc. (a)(b)                                290,130          1,053
  MRO Software, Inc. (a)                                   78,500            677
  Network Associates, Inc. (a)(b)                         170,600          2,163
  Parametric Technology Corporation (a)                   969,100          2,956
  SkillSoft PLC-ADR (a)                                   270,400          1,366
  THQ Inc. (a)(b)                                          54,018            972
  Titan Corporation (The) (a)                             163,900          1,687
  Verity, Inc. (a)                                         81,400          1,031
Computer & Office Equipment (2.5%)
  3Com Corporation (a)                                    501,880          2,349
  NCR Corporation (a)(b)                                   90,800          2,326
  Palm, Inc. (a)(b)                                       130,300          2,120
Construction (1.7%)
  Ashland Inc.                                             22,700            696
  MasTec, Inc. (a)                                        397,000          2,287
  Quanta Services, Inc. (a)                               218,200          1,549
Department Stores (0.3%)
  Saks Incorporated (a)                                    94,700            919
Electric Services (1.3%)
  Calpine Corporation (a)(b)                              551,600          3,641
Electronic & Other Electric Equipment (2.0%)
  GrafTech International Ltd. (a)                         494,000          2,692
  Maytag Corporation                                       62,100          1,516
  Rayovac Corporation (a)                                  89,000          1,153
Electronic Components & Accessories (10.5%)
  Advanced Micro Devices, Inc. (a)                        445,800          2,858
  ANADIGICS, Inc. (a)                                     498,400          1,640
  Artesyn Technologies, Inc. (a)                          202,190          1,134
  CTS Corporation                                         148,600          1,553
  Fairchild Semiconductor International,
    Inc.-Class A (a)                                      187,700          2,401
  Flextronics International Ltd. (a)                      320,700          3,331
  GlobeSpan Virata, Inc. (a)                              366,290          3,022
  Integrated Device Technology, Inc. (a)                   62,000            685
  Photronics, Inc. (a)(b)                                 220,125          3,841

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Dreyfus Small Cap Value 1

Dreyfus Small Cap Value

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                            Shares        Value
--------------------------------------------------------------------------------
Electronic Components & Accessories (continued)
  Sanmina Corporation (a)(b)                               592,910       $ 3,741
  Solectron Corporation (a)                                581,290         2,174
  TriQuint Semiconductor, Inc. (a)                         426,000         1,772
Environmental Services (1.0%)
  Allied Waste Industries, Inc. (a)(b)                     277,700         2,791
Fabricated Metal Products (1.1%)
  Stanley Works (The)                                      104,500         2,884
Food & Kindred Products (1.4%)
  Del Monte Foods Company (a)                              274,900         2,430
  Interstate Bakeries Corporation                          109,300         1,388
Furniture & Fixtures (0.8%)
  BE Aerospace, Inc. (a)                                   266,080           881
  Furniture Brands International, Inc. (a)                  49,000         1,279
Furniture & Home Furnishings Stores (0.7%)
  Linens 'n Things, Inc. (a)                                76,700         1,811
Health Services (2.6%)
  Curative Health Services, Inc. (a)                        44,300           753
  Province Healthcare Company (a)(b)                       166,450         1,843
  RehabCare Group, Inc. (a)(b)                             138,125         2,024
  Triad Hospitals, Inc. (a)                                 92,700         2,301
Industrial Machinery & Equipment (8.8%)
  Axcelis Technologies, Inc. (a)                           581,410         3,557
  Brooks Automation, Inc. (a)(b)                           157,300         1,784
  DuPont Photomasks, Inc. (a)(b)                           101,000         1,902
  Flowserve Corporation (a)                                203,300         3,999
  Grant Prideco, Inc. (a)                                  188,910         2,220
  Kennametal Inc.                                           31,900         1,079
  Mattson Technology, Inc. (a)                             602,820         1,863
  Terex Corporation (a)                                    158,400         3,092
  Timken Company (The)                                     108,500         1,900
  Ultratech Stepper, Inc. (a)                               35,660           659
  York International Corporation                            61,025         1,428
Instruments & Related Products (2.6%)
  Credence Systems Corporation (a)                         106,400           901
  LTX Corporation (a)                                      336,610         2,902
  Molecular Devices Corporation (a)                         44,730           712
  Ocular Sciences, Inc. (a)(b)                             123,300         2,448
Insurance (3.1%)
  Phoenix Companies, Inc. (The) (b)                        161,100         1,455
  PMI Group, Inc. (The)                                    126,200         3,386
  UnumProvident Corporation                                270,500         3,627
Lumber & Wood Products (0.8%)
  Champion Enterprises, Inc. (a)                           414,800         2,149
Management Services (1.1%)
  DiamondCluster International, Inc.-
    Class A (a)                                            445,100         1,651
  Ventiv Health, Inc. (a)                                  334,944         1,374
Medical Instruments & Supplies (0.5%)
  CONMED Corporation (a)                                    68,900         1,258
Mining (1.5%)
  Arch Coal, Inc.                                           96,650         2,221
  Massey Energy Company                                    138,600         1,823
Motion Pictures (0.5%)
  Blockbuster Inc.-Class A (b)                              85,300         1,437
Oil & Gas Extraction (5.3%)
  Chesapeake Energy Corporation (b)                        390,700         3,946
  Global Industries, Ltd. (a)                              361,925         1,744
  Key Energy Services, Inc. (a)                            225,900         2,422
  Parker Drilling Company (a)                              902,600         2,627
  Patterson-UTI Energy, Inc. (a)(b)                         57,420         1,860
  Veritas DGC, Inc. (a)                                    155,960         1,794
Paper & Allied Products (0.2%)
  Intertape Polymer Group Inc. (CAD) (a)                   113,300           674
Personal Services (0.3%)
  G&K Services, Inc.-Class A                                23,300           690
Petroleum Refining (0.4%)
  Tesoro Petroleum Corporation (a)                         139,920           963
Pharmaceuticals (6.0%)
  Elan Corporation PLC-ADR (a)(b)                          243,300         1,372
  Enzon, Inc. (a)(b)                                       322,100         4,033
  Invitrogen Corporation (a)                                37,995         1,458
  IVAX Corporation (a)                                     146,770         2,620
  King Pharmaceuticals, Inc. (a)                           174,930         2,582
  Savient Pharmaceuticals, Inc. (a)                        354,475         1,645
  Shire Pharmaceuticals Group PLC-
    ADR (a)                                                121,000         2,384
Primary Metal Industries (1.6%)
  United States Steel Corporation                          260,900         4,271
Printing & Publishing (1.0%)
  ProQuest Company (a)(b)                                  109,600         2,828
Radio & Television Broadcasting (0.6%)
  Young Broadcasting Inc.-Class A (a)                       73,100         1,545

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Dreyfus Small Cap Value 2

Dreyfus Small Cap Value

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                           Shares        Value
--------------------------------------------------------------------------------
Radio, Television & Computer Stores (1.0%)
  Electronics Boutique Holdings Corp. (a)                   27,510      $    636
  GameStop Corp. (a)                                        71,240           920
  RadioShack Corporation                                    40,980         1,078
Research & Testing Services (0.3%)
  PAREXEL International Corporation (a)                     57,460           802
Retail Trade (1.6%)
  Barnes & Noble, Inc. (a)                                   5,900           136
  Finlay Enterprises, Inc. (a)                              96,200         1,592
  OfficeMax, Inc. (a)                                      397,610         2,604
Security & Commodity Brokers (2.6%)
  E*TRADE Group, Inc. (a)(b)                               429,000         3,647
  Knight Trading Group, Inc. (a)(b)                        552,950         3,438
Shoe Stores (0.3%)
  Payless ShoeSource, Inc. (a)(b)                           55,900           699
Telecommunications (1.4%)
  Alomosa Holdings, Inc. (a)                               701,170         1,073
  Western Wireless Corporation-
    Class A (a)(b)                                         223,600         2,578
Textile Mill Products (0.6%)
  Collins and Aikman Corporation (a)                       514,120         1,517
Transportation & Public Utilities (0.7%)
  ebookers PLC-ADR (a)(b)                                   36,320           583
  EGL, Inc. (a)(b)                                          86,300         1,312
Trucking & Warehousing (0.6%)
  CNF Transportation Inc.                                   14,300           363
  Roadway Corporation                                       46,400         1,324
Variety Stores (0.2%)
  BJ's Wholesale Club, Inc. (a)(b)                          43,300           652
Water Transportation (1.8%)
  Tidewater Inc.                                            77,500         2,276
  Trico Marine Services, Inc. (a)                          676,040         2,650
Wholesale Trade Durable Goods (1.6%)
  Action Performance Companies, Inc. (b)                    81,600         1,550
  Tech Data Corporation (a)                                117,300         3,133
                                                                        --------
Total Common Stocks (cost: $284,815)                                     269,906
                                                                        --------

                                                         Principal        Value
--------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (22.0%)
Debt (15.9%)
Bank Notes (0.4%)
  National Bank of Commerce
    1.02%, due 10/21/2003                                  $1,117         $1,117
Commercial Paper (0.2%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                     445            445
Euro Dollar Overnight (0.2%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                     447            447
Euro Dollar Terms (5.6%)
  Bank of Montreal
    1.08%, due 07/02/2003                                     893            893
    1.15%, due 07/09/2003                                     256            256
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                                   2,233          2,233
  BNP Paribas SA
    1.03%, due 07/21/2003                                   2,680          2,680
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                                   1,117          1,117
    1.23%, due 07/07/2003                                   2,903          2,903
  Danske Bank A/S
    1.04%, due 07/28/2003                                   2,233          2,233
  Royal Bank of Canada
    1.03%, due 07/07/2003                                   1,117          1,117
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                                   1,787          1,787
Master Notes (0.8%)
  Morgan Stanley Dean Witter & Co
    1.43%, due 09/26/2003                                   2,233          2,233
Medium Term Notes (1.2%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                                   2,233          2,233
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                     670            670
  Parkland (USA) LLC
    1.02%, due 11/26/2003                                     223            223
Repurchase Agreements (7.5%) (c)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                                   6,701          6,701
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                                   2,233          2,233
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                                   7,372          7,372
  Morgan Stanley Dean Witter & Co
    1.48%, due 07/01/2003                                   4,020          4,020

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           Dreyfus Small Cap Value 3

Dreyfus Small Cap Value

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                     Shares            Value
--------------------------------------------------------------------------------
Investment Companies (6.1%)
Money Market Funds (6.1%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                            6,476,871        $   6,477
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                            1,714,271            1,714
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.05%                            8,380,982            8,381
                                                                     ---------
Total Security Lending Collateral (cost: $59,485)           ~           59,485
                                                                     ---------
Total Investment Securities (cost: $344,300)                ~        $ 329,391
                                                                     =========
SUMMARY:
  Investment securities, at value                       122.1%       $ 329,391
  Liabilities in excess of other assets                 (22.1)%        (59,544)
                                                    ---------        ---------
  Net assets                                            100.0%       $ 269,847
                                                    =========        =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $55,551.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $20,635.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Dreyfus Small Cap Value 4

Dreyfus Small Cap Value

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $344,300)
     (including $55,551 of securities loaned)                         $ 329,391
  Receivables:
     Investment securities sold                                           5,723
     Interest                                                                 2
     Dividends                                                               65
  Other                                                                     119
                                                                      ---------
                                                                        335,300
                                                                      ---------
Liabilities:
  Investment securities purchased                                         4,587
  Accounts payable and accrued liabilities:
     Management and advisory fees                                           189
     Due to custodian                                                     1,082
  Payable for securities on loan                                         59,485
  Other                                                                     110
                                                                      ---------
                                                                         65,453
                                                                      ---------
Net Assets                                                            $ 269,847
                                                                      =========
Net Assets Consist of:
  Capital stock, 50,000 shares authorized ($.01 per value)            $     269
  Additional paid-in capital                                            366,815
  Accumulated net investment income (loss)                                 (497)
  Accumulated net realized gain (loss) from
     investment securities                                              (81,831)
  Net unrealized appreciation (depreciation) on
     investment securities                                              (14,909)
                                                                      ---------
Net Assets                                                            $ 269,847
                                                                      =========
Shares Outstanding:                                                      26,874
Net Asset Value and Offering Price Per Share:                         $   10.04

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Dividends                                                            $    384
  Interest on loaned securities-net                                          91
     Less withholding taxes on foreign dividends                             (1)
                                                                       --------
                                                                            474
                                                                       --------
Expenses:
  Management and advisory fees                                              904
  Transfer agent fees                                                         1
  Printing and shareholder reports                                           15
  Custody fees                                                               26
  Administration fees                                                        12
  Legal fees                                                                  1
  Auditing and accounting fees                                                4
  Directors fees                                                              4
  Other fees                                                                  4
                                                                       --------
  Total expenses                                                            971
                                                                       --------
Net Investment Income (Loss)                                               (497)
                                                                       --------
Net Realized and Unrealized Gain (Loss):
  Realized gain (loss) from investment securities                       (25,232)
  Increase (decrease) in unrealized appreciation
     (depreciation) on investment securities                             91,362
                                                                       --------
Net Gain (Loss) on Investment Securities                                 66,130
                                                                       --------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                      $ 65,633
                                                                       ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Dreyfus Small Cap Value 5

Dreyfus Small Cap Value

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                     June 30,
                                                       2003         December 31,
                                                    (unaudited)         2002
                                                    -----------     ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                       $    (497)       $  (1,210)
  Net realized gain (loss) from
     investment securities                             (25,232)         (50,174)
  Net unrealized appreciation
     (depreciation) on investment
     securities                                         91,362          (94,570)
                                                     ---------        ---------
                                                        65,633         (145,954)
                                                     ---------        ---------
Distributions to Shareholders:
  From net investment income                                --               --
  From net realized gains                                   --          (43,563)
                                                     ---------        ---------
                                                            --          (43,563)
                                                     ---------        ---------
Capital Share Transactions:
  Proceeds from shares sold                              2,311          120,226
  Dividends and distributions reinvested                    --           43,563
  Cost of shares redeemed                              (22,456)         (63,598)
                                                     ---------        ---------
                                                       (20,145)         100,191
                                                     ---------        ---------
Net increase (decrease) in net assets                   45,488          (89,326)
                                                     ---------        ---------
Net Assets:
  Beginning of period                                  224,359          313,685
                                                     ---------        ---------
  End of period                                      $ 269,847        $ 224,359
                                                     =========        =========
Accumulated Net Investment
  Income (Loss)                                      $    (497)       $       0
                                                     =========        =========

                                                       June 30,
                                                         2003       December 31,
                                                      (unaudited)       2002
                                                      -----------     -------
Share Activity:
  Shares issued                                            282          9,134
  Shares issued-reinvested from
     distributions                                          --          5,968
  Shares redeemed                                       (2,813)        (5,649)
                                                        ------         ------
Net increase (decrease) in shares
  outstanding                                           (2,531)         9,453
                                                        ======         ======

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Dreyfus Small Cap Value 6

Dreyfus Small Cap Value

================================================================================
FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2003)

                                               For a share outstanding throughout each period (a)
                 --------------------------------------------------------------------------------------------------------------
                                         Investment Operations                          Distributions
                             --------------------------------------------- ---------------------------------------
                  Net Asset                                                                                          Net Asset
       For the      Value,         Net         Net Realized                  From Net    From Net                     Value,
       Period     Beginning     Investment    and Unrealized      Total     Investment   Realized       Total           End
      Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations     Income       Gains    Distributions    of Period
-------------------------------------------------------------------------------------------------------------------------------
    06/30/2003     $  7.63     $   (0.02)        $   2.43       $   2.41     $    --     $    --       $    --      $   10.04
    12/31/2002       15.72         (0.05)           (6.24)         (6.29)         --       (1.80)        (1.80)          7.63
    12/31/2001       15.62         (0.03)            4.66           4.63          --       (4.53)        (4.53)         15.72
    12/31/2000       16.51         (0.03)            1.87           1.84          --       (2.73)        (2.73)         15.62
    12/31/1999       14.14         (0.04)            4.00           3.96          --       (1.59)        (1.59)         16.51
    12/31/1998       16.41         (0.03)           (0.13)         (0.16)      (0.02)      (2.09)        (2.11)         14.14
-------------------------------------------------------------------------------------------------------------------------------

                                                            Ratios/Supplemental Data
                                     -----------------------------------------------------------------------
                                                        Ratio of Expenses
                                      Net Assets,           to Average          Net Investment
       For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
       Period           Total            Period      -----------------------      to Average       Turnover
      Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------
    06/30/2003           31.59%        $ 269,847        0.86%        0.86%           (0.44)%           65%
    12/31/2002          (39.46)          224,359        0.88         1.19            (0.45)           133
    12/31/2001           28.79           313,685        0.91         1.18            (0.24)           172
    12/31/2000           11.02           213,086        0.91         1.26            (0.23)           192
    12/31/1999           29.39           187,803        0.90         1.22            (0.28)           216
    12/31/1998           (2.18)          158,662        0.86         0.94            (0.23)           183
------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception date of the Fund is May 4, 1993.

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001, and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           Dreyfus Small Cap Value 7

Dreyfus Small Cap Value

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Dreyfus Small Cap Value ("the Fund"), part of ATSF, began operations as Dreyfus Small Cap Value Portfolio, a part of the Endeavor Series Trust on May 4, 1993. The Fund became a part of ATSF on May 1, 2002. The Fund is closed to new investors.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Overdraft: At June 30, 2003 the Fund was in a cash overdraft. The amount of cash overdraft is included as Due to custodian in the accompanying Statement of Assets and Liabilities. The Fund pays a monthly overdraft charge based on the average daily overdraft balance during the month. The average balance is multiplied by a rate equal to 0.50% plus the federal funds rate. As of June 30, 2003, this rate was 1.50%.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions during the six-months ended June 30, 2003, of $102 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, Investors Bank & Trust Company ("IBT"), as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain in the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Dreyfus Small Cap Value 8

Dreyfus Small Cap Value

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.80% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit implemented on January 1, 2003:

    0.89% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares up to an maximum rate of 0.15%, on an annualized basis, of the average daily net assets of the Fund.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $8. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                   $149,293
  U.S. Government                                                             --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                    169,258
  U.S. Government                                                             --

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Dreyfus Small Cap Value 9

Dreyfus Small Cap Value

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

      Capital Loss
      Carryforward                                     Available through
      ------------                                     -----------------
        $39,448                                        December 31, 2010

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002 of $9,282 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                $ 352,090
                                                                      =========
Unrealized Appreciation                                               $  29,492
Unrealized (Depreciation)                                               (52,191)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $ (22,699)
                                                                      =========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           Dreyfus Small Cap Value 10

Federated Growth & Income

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                           Principal      Value
--------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS (12.3%)
  Canada
    5.25%, due 09/01/2003                                   $ 8,800      $ 6,512
  Canada
    5.00%, due 12/01/2003                                     6,900        5,129
  Commonwealth of Australia
    9.00%, due 09/15/2004                                     7,300        5,187
  Federal Republic of Germany
    6.00%, due 11/12/2003                                     5,300        6,178
  Kingdom of Norway
    Zero Coupon, due 09/17/2003                              43,000        6,162
    Zero Coupon, due 12/17/2003                              44,000        6,224
  Kingdom of Sweden
    5.00%, due 01/15/2004                                    50,000        6,323
  Kingdom of the Netherlands
    5.75%, due 01/15/2004                                     4,100        5,013
  New Zealand
    8.00%, due 04/15/2004                                    10,300        6,185
                                                                         -------
Total Foreign Government Obligations (cost: $49,474)                      52,913
                                                                         -------

CORPORATE DEBT SECURITIES (4.2%)
Business Services (1.0%)
  United Rentals, Inc. (a)
    10.75%, due 04/15/2008                                    4,000        4,370
Electric Services (1.2%)
  Calpine Corporation (a)
    8.63%, due 08/15/2010                                     2,575        1,931
  PSEG Energy Holdings Inc.
    10.00%, due 10/01/2009                                    2,500        2,838
Electric, Gas & Sanitary Services (0.5%)
  CMS Energy Corporation (a)
    8.50%, due 04/15/2011                                     2,250        2,348
Gas Production & Distribution (0.8%)
  Williams Companies, Inc. (The)
    7.88%, due 09/01/2021                                     3,500        3,413
Primary Metal Industries (0.7%)
  El Paso Corporation (a)
    6.75%, due 05/15/2009                                     3,300        3,020
                                                                         -------
Total Corporate Debt Securities (cost: $15,110)                           17,920
                                                                         -------
CONVERTIBLE BONDS (0.8%)
Commercial Banks (0.8%)
  Asian Development Bank
    5.38%, due 09/15/2003                                     5,300        3,561
                                                                         -------
Total Convertible Bonds (cost: $3,121)                                     3,561
                                                                         -------

                                                         Shares          Value
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (5.0%)
Computer & Data Processing Services (0.5%)
  Electronic Data Systems Corporation (a)                  96,100      $   2,119
Electric Services (1.2%)
  TXU Corp.                                                38,000          1,258
  TXU Corp. (a)                                           106,600          3,682
Holding & Other Investment Offices (1.9%)
  Deutsche Office Trust                                 4,580,200          3,442
  Westfield Trust-Units                                 2,122,200          4,913
Pharmaceuticals (0.7%)
  McKesson Corporation                                     58,900          3,011
Primary Metal Industries (0.7%)
  Texas Industries, Inc. (a)                               86,500          2,997
                                                                       ---------
Total Convertible Preferred Stocks (cost: $20,107)                        21,422
                                                                       ---------
COMMON STOCKS (47.9%)
Apparel Products (0.6%)
  V.F. Corporation                                         70,200          2,385
Automotive (0.7%)
  Honda Motor Co., Ltd.-ADR                               165,000          3,143
Drug Stores & Proprietary Stores (1.5%)
  Boots Group PLC (The)-ADR (a)                           307,200          6,575
Electric Services (0.5%)
  Iberdrola SA (a)                                        124,600          2,160
Electric, Gas & Sanitary Services (2.2%)
  NiSource Inc.                                           148,723          2,826
  Pennon Group PLC                                        217,656          2,458
  United Utilities PLC                                    436,300          4,243
Food & Kindred Products (3.4%)
  Bunge Limited                                           298,100          8,526
  Tate & Lyle PLC                                       1,108,400          6,267
Holding & Other Investment Offices (10.9%)
  Alexandria Real Estate Equities, Inc.                    88,200          3,969
  Annaly Mortgage Management, Inc. (a)                     94,800          1,887
  Cousins Properties Incorporated                          78,800          2,199
  Healthcare Realty Trust Incorporated                    192,000          5,597
  Heritage Property Investment Trust                      194,300          5,262
  Kimco Realty Corporation                                 58,700          2,225
  Liberty Property Trust (a)                               92,700          3,207
  Mack-Cali Realty Corporation                             64,400          2,343
  Pan Pacific Retail Properties, Inc.                      51,400          2,023
  Prentiss Properties Trust                                99,900          2,996
  ProLogis                                                107,800          2,943
  Public Storage, Inc.                                    102,100          3,458

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           Federated Growth & Income 1

Federated Growth & Income

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                          Shares         Value
--------------------------------------------------------------------------------
Holding & Other Investment Offices (continued)
  Reckson Associates Realty Corp.                         211,300      $   4,408
  Regency Centers Corporation                             104,700          3,662
Instruments & Related Products (1.1%)
  Fuji Photo Film Co., Ltd.-ADR                           157,100          4,526
Metal Mining (6.3%)
  Barrick Gold Corporation (a)                            538,600          9,641
  Harmony Gold Mining Company
    Limited-ADR (a)                                       332,100          4,473
  Lihir Gold Limited-ADR (a)                              212,500          3,740
  Newmont Mining Corporation (a)                           76,000          2,467
  Placer Dome, Inc. (a)                                   550,500          6,755
Oil & Gas Extraction (8.5%)
  CNOOC Limited-ADR                                        80,300          2,385
  Husky Energy Inc. (a)                                   654,300          8,447
  Nexen Inc.                                              146,000          3,678
  Santos Limited-ADR (a)                                  635,000         10,160
  Statoil ASA (a)                                         649,200          5,525
  Statoil ASA-ADR                                         302,300          2,585
  Woodside Petroleum Ltd.                                 446,400          3,708
Paper & Allied Products (1.7%)
  Carter Holt Harvey Limited                            3,327,600          3,492
  Kimberly-Clark Corporation                               74,000          3,858
Paperboard Containers & Boxes (1.2%)
  Mayr-Melnhof Karton AG-ADR (a)                          238,498          4,965
Petroleum Refining (3.3%)
  ChevronTexaco Corporation                                92,200          6,657
  OMV AG-ADR (a)                                          314,800          7,564
Pharmaceuticals (3.0%)
  Alliance UniChem PLC                                    103,900            850
  Glaxo Wellcome PLC-ADR                                   88,400          3,584
  Takeda Chemical Industries, Ltd.                        115,000          4,247
  Yamanouchi Pharmaceutical Co., Ltd.                     167,600          4,373
Real Estate (1.9%)
  Land Securities Group PLC                               332,000          4,284
  Rodamco Europe NV                                        71,650          3,754
Telecommunications (1.1%)
  Telestra Corporation Limited-ADR                        319,300          4,742
                                                                       ---------
Total Common Stocks (cost: $182,719)                                     205,222
                                                                       ---------

                                                        Principal        Value
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS (24.8%)
  Investors Bank & Trust Company (b)
    0.75% Repurchase Agreement dated
    06/20/2003 to be repurchased at
    $106,499 on 07/01/2003                               $106,497       $106,497
                                                                        --------
Total Short-Term Obligations (cost: $106,497)                            106,497
                                                                        --------
SECURITY LENDING COLLATERAL (12.7%)
Debt (9.2%)
Bank Notes (0.2%)
  National Bank of Commerce
    1.02%, due 10/21/2003                                   1,021          1,021
Commercial Paper (0.1%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                     407            407
Euro Dollar Overnight (0.1%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                     408            408
Euro Dollar Terms (3.2%)
  Bank of Montreal
    1.08%, due 07/02/2003                                     817            817
    1.15%, due 07/09/2003                                     234            234
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                                   2,042          2,042
  BNP Paribas SA
    1.03%, due 07/21/2003                                   2,450          2,450
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                                   1,021          1,021
    1.23%, due 07/07/2003                                   2,654          2,654
  Danske Bank A/S
    1.04%, due 07/28/2003                                   2,042          2,042
  Royal Bank of Canada
    1.03%, due 07/07/2003                                   1,021          1,021
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                                   1,633          1,633
Master Notes (0.5%)
  Morgan Stanley Dean Witter & Co
    1.43%, due 09/26/2003                                   2,042          2,042
Medium Term Notes (0.7%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                                   2,042          2,042
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                     612            612
  Parkland (USA) LLC
    1.02%, due 11/26/2003                                     204            204
Repurchase Agreements (4.4%) (c)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                                   6,125          6,125
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                                   2,042          2,042
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                                   6,737          6,737
  Morgan Stanley Dean Witter & Co
    1.48%, due 07/01/2003                                   3,675          3,675

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           Federated Growth & Income 2

Federated Growth & Income

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                     Shares             Value
--------------------------------------------------------------------------------
Investment Companies (3.5%)
Money Market Funds (3.5%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                            5,920,823        $   5,921
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                            1,567,099            1,567
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.05%                            7,661,463            7,661
                                                                     ---------
Total Security Lending Collateral (cost: $54,378)                       54,378
                                                                     ---------
Total Investment Securities (cost: $431,406)                         $ 461,913
                                                                     =========
SUMMARY:
  Investment securities, at value                       107.7%       $ 461,913
  Liabilities in excess of other assets                  (7.7)%        (33,088)
                                                  -----------        ---------
  Net assets                                            100.0%       $ 428,825
                                                  ===========        =========

                 FORWARD FOREIGN CURRENCY CONTRACTS:
----------------------------------------------------------------------
                                                             Net
                                          Amount in       Unrealized
                 Bought    Settlement    U.S. Dollars    Appreciation
Currency         (Sold)       Date      Bought (Sold)   (Depreciation)
----------------------------------------------------------------------
Swiss Franc      (5,756)  07/01/2003      $  (7,683)       $  (44)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $51,462.

(b) At June 30, 2003, the collateral for the Repurchase Agreements is as follows:

                                                             Market Value
Collateral                                              and Accrued Interest
----------------------------------------                --------------------
$64,168 Fannie Mae ARM-356647
 3.80%, due 05/01/2036                                        $  7,872
$24,970 Fannie Mae Floating Rate Note
 Series 2001-34-Class FR
 1.51%, due 08/18/2031                                           9,728
$50,000 Fannie Mae Floating Rate Note
 Series 2002-93-Class FD
 1.59%, due 01/25/2033                                          47,137
$50,000 Fannie Mae Floating Rate Note
 Series 2002-93-Class FH
 1.54%, due 01/25/2033                                          47,085
                                                              --------
                                                              $111,822
                                                              ========

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $18,864.

DEFINITIONS:

ADR American Depositary Receipt

ARM Adjustable Rate Mortgage

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           Federated Growth & Income 3

Federated Growth & Income

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $431,406)
     (including $51,462 of securities loaned)                           $461,913
  Cash                                                                       135
  Foreign cash (cost: $273)                                                  287
  Receivables:
     Investment securities sold                                           18,874
     Interest                                                              1,323
     Dividends                                                             1,612
     Dividend reclaims receivable                                             72
  Other                                                                      161
                                                                        --------
                                                                         484,377
                                                                        --------
Liabilities:
  Investment securities purchased                                            748
  Accounts payable and accrued liabilities:
     Management and advisory fees                                            283
  Payable for securities on loan                                          54,378
  Forward foreign currency contracts                                          44
  Other                                                                       99
                                                                        --------
                                                                          55,552
                                                                        --------
Net Assets                                                              $428,825
                                                                        ========
Net Assets Consist of:
  Capital stock, 50,000 shares authorized ($.01 par value)              $    267
  Additional paid-in capital                                             371,745
  Undistributed net investment income (loss)                              22,669
  Undistributed net realized gain (loss) from investment
     securities and foreign currency transactions                          3,580
  Net unrealized appreciation (depreciation) on:
     Investment securities                                                30,507
     Translation of assets and liabilities denominated in
       foreign currencies                                                     57
                                                                        --------
Net Assets                                                              $428,825
                                                                        ========
Shares Outstanding:
  Initial Class                                                           26,707
  Service Class                                                               18
Net Asset Value and Offering Price Per Share:
  Initial Class                                                         $  16.05
  Service Class                                                            16.04

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                             $  2,222
  Dividends                                                               8,978
  Income from loaned securities-net                                         100
     Less withholding taxes on foreign dividends                           (476)
                                                                       --------
                                                                         10,824
                                                                       --------
Expenses:
  Management and advisory fees                                            1,525
  Transfer agent fees                                                         1
  Printing and shareholder reports                                           37
  Custody fees                                                               50
  Administration fees                                                        14
  Legal fees                                                                  3
  Auditing and accounting fees                                                6
  Directors fees                                                              7
  Other                                                                       5
                                                                       --------
  Total expenses                                                          1,648
                                                                       --------
Net Investment Income (Loss)                                              9,176
                                                                       --------
Net Realized Gain (Loss) from:
  Investment securities                                                   2,947
  Foreign currency transactions                                            (134)
                                                                       --------
                                                                          2,813
                                                                       --------
Net Increase (Decrease) in Unrealized Appreciation
  (Depreciation) on:
  Investment securities                                                  34,996
  Translation of assets and liabilities denominated in
     foreign currency                                                        55
                                                                       --------
                                                                         35,051
                                                                       --------
Net Gain (Loss) on Investment Securities and Foreign
  Currency Transactions                                                  37,864
                                                                       --------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                      $ 47,040
                                                                       ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           Federated Growth & Income 4

Federated Growth & Income

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                     June 30,
                                                       2003         December 31,
                                                    (unaudited)         2002
                                                    -----------     ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                        $   9,176       $  14,583
  Net realized gain (loss) on
     investment securities and foreign
     currency transactions                                2,813            (423)
  Net unrealized appreciation
     (depreciation) on investment
     securities and foreign currency
     translation                                         35,051         (15,519)
                                                      ---------       ---------
                                                         47,040          (1,359)
                                                      ---------       ---------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --          (8,287)
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --          (8,287)
                                                      ---------       ---------
  From net realized gains:
     Initial Class                                           --         (17,264)
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --         (17,264)
                                                      ---------       ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                       32,453         170,128
     Service Class                                          291              --
                                                      ---------       ---------
                                                         32,744         170,128
                                                      ---------       ---------
  Dividends and distributions reinvested:
     Initial Class                                           --          25,551
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --          25,551
                                                      ---------       ---------
  Cost of shares redeemed:
     Initial Class                                      (40,079)        (61,592)
     Service Class                                           --              --
                                                      ---------       ---------
                                                        (40,079)        (61,592)
                                                      ---------       ---------
                                                         (7,335)        134,087
                                                      ---------       ---------
Net increase (decrease) in net assets                    39,705         107,177
                                                      ---------       ---------
Net Assets:
  Beginning of period                                   389,120         281,943
                                                      ---------       ---------
  End of period                                       $ 428,825       $ 389,120
                                                      =========       =========
Undistributed Net Investment
  Income (Loss)                                       $  22,669       $  13,493
                                                      =========       =========
Share Activity:
  Shares issued:
     Initial Class                                        2,205          11,037
     Service Class                                           18              --
                                                      ---------       ---------
                                                          2,223          11,037
                                                      ---------       ---------
  Shares issued-reinvested from distributions:
     Initial Class                                           --           1,786
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --           1,786
                                                      ---------       ---------
  Shares redeemed:
     Initial Class                                       (2,623)         (4,151)
     Service Class                                           --              --
                                                      ---------       ---------
                                                         (2,623)         (4,151)
                                                      ---------       ---------
Net increase (decrease) in shares
  outstanding                                              (400)          8,672
                                                      =========       =========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           Federated Growth & Income 5

Federated Growth & Income

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
--------------------------------------------------------------------------------------
Initial Class   06/30/2003    $  14.35      $   0.33         $   1.37       $   1.70
                12/31/2002       15.28          0.62            (0.48)          0.14
                12/31/2001       13.43          0.64             1.46           2.10
                12/31/2000       10.91          0.51             2.65           3.16
                12/31/1999       12.28          0.48            (1.00)         (0.52)
                12/31/1998       12.56          0.53            (0.16)          0.37
--------------------------------------------------------------------------------------
Service Class   06/30/2003       15.04          0.17             0.83           1.00
--------------------------------------------------------------------------------------

                 For a share outstanding throughout each period (a)
                -----------------------------------------------------
                             Distributions
                ----------------------------------------
                                                           Net Asset
                  From Net     From Net                     Value,
                 Investment    Realized       Total           End
                   Income       Gains     Distributions    of Period
---------------------------------------------------------------------
Initial Class    $      --    $      --     $      --     $   16.05
                     (0.35)       (0.72)        (1.07)        14.35
                     (0.25)          --         (0.25)        15.28
                     (0.63)       (0.01)        (0.64)        13.43
                     (0.75)       (0.10)        (0.85)        10.91
                     (0.55)       (0.10)        (0.65)        12.28
---------------------------------------------------------------------
Service Class           --           --            --         16.04
---------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Total (d)     Net (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           11.85%        $ 428,530         0.81%        0.81%           4.51%            78%
                12/31/2002            0.96           389,120         0.81         0.81            4.11            146
                12/31/2001           15.70           281,943         0.86         0.86            4.39            117
                12/31/2000           29.16           122,886         0.86         0.86            4.31            147
                12/31/1999           (4.45)           76,280         0.89         0.89            4.01            117
                12/31/1998            3.05            87,616         0.90         0.90            4.35             97
------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            6.65               295         1.16         1.16            6.71             78
------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-March 1, 1994
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any. (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           Federated Growth & Income 6

Federated Growth & Income

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Federated Growth & Income ("the Fund"), part of ATSF, began operations on March 1, 1994.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be in an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions during the six-months ended June 30, 2003, of $21 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain in the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           Federated Growth & Income 7

Federated Growth & Income

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward currency contracts at June 30, 2003, are listed in the Schedule of Investments.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.75% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.00% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           Federated Growth & Income 8

Federated Growth & Income

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $12. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                   $253,837
  U.S. Government                                                             --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                    236,783
  U.S. Government                                                             --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002 of $11,688 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                $ 431,188
                                                                      =========
Unrealized Appreciation                                               $  32,705
Unrealized (Depreciation)                                                (1,980)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $  30,725
                                                                      =========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          Federated Growth & Income 9

GE U.S. Equity

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                           Shares         Value
--------------------------------------------------------------------------------
COMMON STOCKS (97.4%)
Aerospace (2.6%)
  Lockheed Martin Corporation                              14,388        $   684
  Northrop Grumman Corporation                              6,503            561
  United Technologies Corporation                          30,014          2,126
Amusement & Recreation Services (0.2%)
  Disney (Walt) Company (The)                              15,725            311
Beverages (2.3%)
  Anheuser-Busch Companies, Inc. (d)                       11,510            588
  PepsiCo, Inc. (d)                                        54,206          2,412
Business Services (4.2%)
  Catalina Marketing Corporation (a)                       27,855            492
  eBay Inc. (a)                                             1,842            192
  Equifax Inc.                                             26,128            679
  First Data Corporation                                   86,902          3,601
  Omnicom Group, Inc.                                       7,367            528
Chemicals & Allied Products (2.5%)
  Avon Products, Inc.                                       9,093            566
  Clorox Company (The)                                      1,121             48
  Colgate-Palmolive Company                                13,164            763
  du Pont (E.I.) de Nemours and Company                     7,481            312
  Praxair, Inc.                                            10,474            629
  Procter & Gamble Company (The)                            7,251            647
  Rohm and Haas Company                                    10,474            325
Commercial Banks (11.7%)
  Bank of America Corporation                              25,092          1,983
  Bank One Corporation                                     11,510            428
  Citigroup Inc.                                          149,247          6,389
  Concord EFS, Inc. (a)                                    24,137            355
  FleetBoston Financial Corporation                        12,086            359
  Mellon Financial Corporation                             31,538            875
  Morgan Chase & Co. (J.P.)                                15,539            531
  State Street Corporation (b)                             28,429          1,120
  U.S. Bancorp                                             35,337            866
  Wachovia Corporation                                     24,677            986
  Wells Fargo & Company                                    27,279          1,375
Communication (5.7%)
  Certegy Inc. (a)                                         21,984            610
  Comcast Corporation-Class A (a)                           7,597            229
  Comcast Corporation-Special Class A (a)                  82,644          2,383
  Liberty Media Corporation-Class A (a)                   250,691          2,898
  UnitedGlobalCom, Inc.-Class A (a)                         3,223             17
  Viacom, Inc.-Class B (a)                                 30,688          1,340
Computer & Data Processing Services (6.1%)
  Automatic Data Processing, Inc.                          23,136            783
  Electronic Data Systems Corporation                       7,827            168
  IMS Health Incorporated                                   8,518            153
  Intuit Inc. (a)                                          27,279          1,215
  Microsoft Corporation                                   151,129          3,871
  Oracle Corporation (a)                                   93,347          1,122
  Unisys Corporation (a)                                   37,753            464
  WebMD Corporation (a)(b)                                  6,676             72
  Yahoo! Inc. (a)                                           4,374            143
Computer & Office Equipment (3.5%)
  Cisco Systems, Inc. (a)                                  95,485          1,594
  Dell Computer Corporation (a)                            45,005          1,438
  International Business Machines
    Corporation                                            14,963          1,234
  Pitney Bowes Inc.                                         8,633            332
Electric Services (2.1%)
  Dominion Resources, Inc.                                 15,879          1,021
  Duke Energy Corporation                                   6,906            138
  EnCana Corporation                                       18,877            724
  Entergy Corporation                                       8,287            437
  FirstEnergy Corp.                                        10,935            420
Electric, Gas & Sanitary Services (0.5%)
  Exelon Corporation                                       10,359            620
Electronic & Other Electric Equipment (0.5%)
  Eaton Corporation                                         3,798            299
  Emerson Electric Co.                                      5,633            288
Electronic Components & Accessories (3.1%)
  Analog Devices, Inc. (a)                                 33,725          1,174
  Intel Corporation                                        76,658          1,593
  Molex Incorporated-Class A                               50,415          1,169
  Tyco International Ltd.                                   3,683             70
Environmental Services (0.5%)
  Waste Management, Inc.                                   27,624            665
Fabricated Metal Products (0.3%)
  Gillette Company (The)                                   13,237            422
Food & Kindred Products (1.1%)
  Altria Group, Inc.                                       10,474            476
  General Mills, Inc. (b)                                  12,431            589
  Sara Lee Corporation                                     18,416            346
Health Services (1.0%)
  HCA Inc.                                                  4,305            138
  Lincare Holdings Inc. (a)                                34,531          1,088
  Sybron Dental Specialties, Inc. (a)                       1,842             43
Industrial Machinery & Equipment (2.4%)
  Applied Materials, Inc. (a)                              46,847            743
  Baker Hughes Incorporated                                23,366            784
  Deere & Company                                          10,359            473
  Dover Corporation                                        38,099          1,141

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                GE U.S. Equity 1

GE U.S. Equity

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                          Shares          Value
--------------------------------------------------------------------------------
Instruments & Related Products (0.6%)
  Danaher Corporation (b)                                 11,035        $    751
Insurance (4.1%)
  AFLAC Incorporated                                       9,208             283
  Allstate Corporation (The)                              24,558             875
  American International Group, Inc.                      48,837           2,695
  Berkshire Hathaway Inc.-Class B (a)                        283             688
  CIGNA Corporation                                        6,400             300
  Travelers Property Casualty Corp.-Class B               10,589             167
  UnitedHealth Group Incorporated                          6,330             318
Insurance Agents, Brokers & Service (2.0%)
  Hartford Financial Services Group,
    Inc. (The)                                            19,682             991
  Marsh & McLennan Companies, Inc.                        32,459           1,658
Life Insurance (0.5%)
  Lincoln National Corporation                            10,704             381
  Prudential Financial, Inc.                               8,633             291
Lumber & Other Building Materials (1.8%)
  Home Depot, Inc. (The)                                  65,837           2,181
  Lowe's Companies, Inc.                                   4,489             193
Lumber & Wood Products (0.6%)
  Weyerhaeuser Company                                    14,042             758
Management Services (0.1%)
  Paychex, Inc.                                            3,798             111
Medical Instruments & Supplies (0.5%)
  Apogent Technologies, Inc. (a)                           9,614             192
  DENTSPLY International Inc.                             12,661             518
Metal Mining (0.8%)
  Barrick Gold Corporation (b)                            26,243             470
  Newmont Mining Corporation (b)                          17,496             568
Motion Pictures (0.5%)
  AOL Time Warner Inc. (a)                                40,286             648
Oil & Gas Extraction (2.6%)
  Anadarko Petroleum Corporation                           6,907             307
  Burlington Resources Inc.                               13,433             726
  ConocoPhillips                                          20,719           1,135
  Nabors Industries Ltd. (a)                              14,388             569
  Schlumberger Limited                                    14,042             668
Paper & Allied Products (1.6%)
  3M Company                                               8,384           1,081
  Kimberly-Clark Corporation                              20,258           1,056
Personal Credit Institutions (0.1%)
  SLM Corporation                                          2,763             108
Petroleum Refining (2.9%)
  BP PLC-ADR                                              12,546             527
  Exxon Mobil Corporation                                 89,273           3,206
Pharmaceuticals (13.5%)
  Abbott Laboratories                                     39,365           1,723
  Cardinal Health, Inc. (d)                               45,005           2,894
  Johnson & Johnson                                       57,705           2,983
  Merck & Co., Inc.                                       30,962           1,875
  Pfizer Inc.                                            166,322           5,681
  Wyeth                                                   53,223           2,424
Primary Metal Industries (0.3%)
  Alcoa Inc.                                              14,733             376
Printing & Publishing (0.2%)
  Gannett Co., Inc.                                        3,879             298
Radio, Television & Computer Stores (0.1%)
  Best Buy Co., Inc. (a)                                   2,878             126
Railroads (1.0%)
  Burlington Northern Santa Fe Corp.                      21,064             599
  Union Pacific Corporation                               11,855             688
Retail Trade (0.1%)
  InterActiveCorp (a)(b)                                   2,417              96
Security & Commodity Brokers (1.8%)
  American Express Company (d)                            37,189           1,555
  Goldman Sachs Group, Inc. (The)                          2,992             251
  Morgan Stanley Dean Witter & Co.                        12,891             551
Telecommunications (3.4%)
  AT&T Corp.                                              18,416             355
  SBC Communications Inc.                                 30,502             779
  Verizon Communications, Inc.                            39,019           1,539
  Vodafone Group PLC-ADR (b)                              90,700           1,782
Transportation Equipment (0.6%)
  General Dynamics Corporation                            10,014             726
U.S. Government Agencies (3.0%)
  Fannie Mae                                              52,156           3,517
  Freddie Mac                                              7,044             358
Variety Stores (3.0%)
  Target Corporation (b)                                  55,364           2,095
  Wal-Mart Stores, Inc.                                   34,876           1,872
Water Transportation (1.0%)
  Carnival Corporation (b)                                38,904           1,265
Wholesale Trade Nondurable Goods (0.4%)
  SYSCO Corporation                                       16,921             508
                                                                        --------
Total Common Stocks (cost: $128,651)                                     126,994
                                                                        --------

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                GE U.S. Equity 2

GE U.S. Equity

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                         Principal        Value
--------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (6.5%)
Debt (4.6%)
Bank Notes (0.1%)
  National Bank of Commerce
    1.02%, due 10/21/2003                                  $  158         $  158
Commercial Paper (0.0%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                      63             63
Euro Dollar Overnight (0.0%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                      63             63
Euro Dollar Term (1.7%)
  Bank of Montreal
    1.08%, due 07/02/2003                                     127            127
    1.15%, due 07/09/2003                                      36             36
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                                     317            317
  BNP Paribas SA
    1.03%, due 07/21/2003                                     380            380
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                                     158            158
    1.23%, due 07/07/2003                                     412            412
  Danske Bank A/S
    1.04%, due 07/28/2003                                     317            317
  Royal Bank of Canada
    1.03%, due 07/07/2003                                     158            158
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                                     253            253
Master Notes (0.2%)
  Morgan Stanley Dean Witter & Co.
    1.43%, due 09/26/2003                                     317            317
Medium Term Notes (0.3%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                                     317            317
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                      95             95
  Parkland (USA) LLC
    1.02%, due 11/26/2003                                      32             32
Repurchase Agreements (2.3%)(c)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                                     950            950
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                                     317            317
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                                   1,043          1,043
  Morgan Stanley Dean Witter & Co.
    1.48%, due 07/01/2003                                     570            570

                                                   Shares          Value
                                              ---------------   -----------
Investment Companies (1.9%)
Money Market Funds (1.9%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                                 918,081      $     918
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                                 242,994            243
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.05%                               1,187,984          1,188
                                                                      ---------
Total Security Lending Collateral (cost: $8,432)                          8,432
                                                                      ---------
Total Investment Securities (cost: $137,083)                          $ 135,426
                                                                      =========
SUMMARY:
  Investment securities, at value                        103.9 %      $ 135,426
  Liabilities in excess of other assets                     (3.9)%       (5,034)
                                                       ---------      ---------
  Net assets                                             100.0 %      $ 130,392
                                                       =========      =========

                        FUTURES CONTRACTS:
-------------------------------------------------------------------
                                                     Net Unrealized
                             Settlement               Appreciation
                 Contracts      Date       Amount    (Depreciation)
-------------------------------------------------------------------
S&P 500 Index        7       9/19/03      $ 1,703         $(42)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $8,171.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $2,925.

(d) At June 30, 2003, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at June 30, 2003, is $1,231.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                GE U.S. Equity 3

GE U.S. Equity

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $137,083)
     (including $8,171 of securities loaned)                          $ 135,426
  Cash                                                                    3,291
  Receivables:
     Investment securities sold                                             168
     Interest                                                                 2
     Dividends                                                              112
  Other                                                                       6
                                                                      ---------
                                                                        139,005
                                                                      ---------
Liabilities:
  Investment securities purchased                                            75
  Accounts payable and accrued liabilities:
     Management and advisory fees                                            89
  Payable for securities on loan                                          8,432
  Other                                                                      17
                                                                      ---------
                                                                          8,613
                                                                      ---------
Net Assets                                                            $ 130,392
                                                                      =========
Net Assets Consist of:
  Capital stock, 50,000 shares authorized ($.01 par value)            $     110
  Additional paid-in capital                                            161,864
  Undistributed net investment income (loss)                              1,139
  Accumulated net realized gain (loss) from investment
     securities and futures contracts                                   (31,022)
  Net unrealized appreciation (depreciation) on:
     Investment securities                                               (1,657)
     Futures contracts                                                      (42)
                                                                      ---------
Net Assets                                                            $ 130,392
                                                                      =========
Shares Outstanding:
  Initial Class                                                          10,999
  Service Class                                                               7
Net Asset Value and Offering Price Per Share:
  Initial Class                                                       $   11.85
  Service Class                                                           11.84

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                             $      3
  Dividends                                                                 919
  Income from loaned securities-net                                           5
     Less withholding taxes on foreign dividends                             (3)
                                                                       --------
                                                                            924
                                                                       --------
Expenses:
  Management and advisory fees                                              466
  Transfer agent fees                                                         1
  Printing and shareholder reports                                           24
  Custody fees                                                               21
  Administration fees                                                        12
  Legal fees                                                                  1
  Auditing and accounting fees                                                5
  Directors fees                                                              2
  Other                                                                       1
                                                                       --------
  Total expenses                                                            533
                                                                       --------
Net Investment Income (Loss)                                                391
                                                                       --------
Net Realized Gain (Loss) from:
  Investment securities                                                  (5,886)
  Futures contracts                                                         172
                                                                       --------
                                                                         (5,714)
                                                                       --------
Net Increase (Decrease) in Unrealized Appreciation
  (Depreciation) on:
  Investment securities                                                  16,569
  Futures contracts                                                         (47)
                                                                       --------
                                                                         16,522
                                                                       --------
Net Gain (Loss) on Investment Securities and
  Futures Contracts                                                      10,808
                                                                       --------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                      $ 11,199
                                                                       ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                GE U.S. Equity 4

GE U.S. Equity

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                       June 30,
                                                        2003        December 31,
                                                     (unaudited)        2002
                                                     -----------    ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                        $     391       $     748
  Net realized gain (loss) from
     investment securities and futures
     contracts                                           (5,714)        (14,103)
  Net unrealized appreciation
     (depreciation) on investment
     securities and futures contracts                    16,522         (21,565)
                                                      ---------       ---------
                                                         11,199         (34,920)
                                                      ---------       ---------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --            (643)
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --            (643)
                                                      ---------       ---------
  From net realized gains:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                       11,163          26,165
     Service Class                                           80              --
                                                      ---------       ---------
                                                         11,243          26,165
                                                      ---------       ---------
  Dividends and distributions reinvested:
     Initial Class                                           --             643
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --             643
                                                      ---------       ---------
  Cost of shares redeemed:
     Initial Class                                      (13,477)        (42,954)
     Service Class                                           --              --
                                                      ---------       ---------
                                                        (13,477)        (42,954)
                                                      ---------       ---------
                                                         (2,234)        (16,146)
                                                      ---------       ---------
Net increase (decrease) in net assets                     8,965         (51,709)
                                                      ---------       ---------
Net Assets:
  Beginning of period                                   121,427         173,136
                                                      ---------       ---------
  End of period                                       $ 130,392       $ 121,427
                                                      =========       =========
Undistributed Net Investment
  Income (Loss)                                       $   1,139       $     748
                                                      =========       =========
Share Activity:
  Shares issued:
     Initial Class                                          987           2,132
     Service Class                                            7              --
                                                      ---------       ---------
                                                            994           2,132
                                                      ---------       ---------
  Shares issued-reinvested from distributions:
     Initial Class                                           --              57
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              57
                                                      ---------       ---------
  Shares redeemed:
     Initial Class                                       (1,244)         (3,743)
     Service Class                                           --              --
                                                      ---------       ---------
                                                         (1,244)         (3,743)
                                                      ---------       ---------
Net increase (decrease) in shares
  outstanding                                              (250)         (1,554)
                                                      =========       =========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                GE U.S. Equity 5

GE U.S. Equity

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
--------------------------------------------------------------------------------------
Initial Class   06/30/2003    $  10.79      $   0.04         $   1.02       $   1.06
                12/31/2002       13.52          0.06            (2.73)         (2.67)
                12/31/2001       14.98          0.05            (1.38)         (1.33)
                12/31/2000       15.79          0.07            (0.19)         (0.12)
                12/31/1999       14.42          0.07             2.55           2.62
                12/31/1998       12.23          0.09             2.69           2.78
--------------------------------------------------------------------------------------
Service Class   06/30/2003       11.20          0.01             0.63           0.64
--------------------------------------------------------------------------------------
                 For a share outstanding throughout each period (a)
                -----------------------------------------------------
                             Distributions
                ----------------------------------------
                                                           Net Asset
                  From Net     From Net                     Value,
                 Investment    Realized       Total           End
                   Income       Gains     Distributions    of Period
--------------------------------------------------------------------
Initial Class    $      --    $      --     $      --     $   11.85
                     (0.06)          --         (0.06)        10.79
                     (0.02)       (0.11)        (0.13)        13.52
                     (0.11)       (0.58)        (0.69)        14.98
                     (0.51)       (0.74)        (1.25)        15.79
                     (0.48)       (0.11)        (0.59)        14.42
--------------------------------------------------------------------
Service Class           --           --            --         11.84
--------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003            9.82%        $ 130,308        0.90%        0.90%            0.66%          18%
                12/31/2002          (19.80)          121,427        0.92         0.92             0.50           33
                12/31/2001           (8.88)          173,136        0.94         0.94             0.35           54
                12/31/2000           (0.79)          205,761        0.88         0.88             0.42           39
                12/31/1999           18.41           179,267        0.93         0.93             0.46           44
                12/31/1998           22.87           110,803        1.05         1.05             0.67           63
------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            5.71                84        1.16         1.16             0.54           18
------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-January 2, 1997
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                GE U.S. Equity 6

GE U.S. Equity

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. GE U.S. Equity ("the Fund"), part of ATSF, began operations on January 2, 1997.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions during the six-months ended June 30, 2003, of $2 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain in the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                GE U.S. Equity 7

GE U.S. Equity

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

The underlying face amounts of open futures contracts at June 30, 2003, are listed in the Schedule of Investments.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on a percentage of average daily net assets ("ANA"). On March 1, 2003, the Fund reduced its advisory fee from 0.80% to 0.775% of ANA. The combined advisory fee for the six-months ended June 30, 2003, was 0.78%.

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.00% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $4. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                GE U.S. Equity 8

GE U.S. Equity

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                    $20,411
  U.S. Government                                                            382
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                     25,465
  U.S. Government                                                            652

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

         Capital Loss
         Carryforward                                  Available through
        --------------                                ------------------

          $    7,344                                  December 31, 2009
              12,784                                  December 31, 2010

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002 of $747 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                $ 142,984
                                                                      =========
Unrealized Appreciation                                               $   6,350
Unrealized (Depreciation)                                               (13,908)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $  (7,558)
                                                                      =========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                GE U.S. Equity 9

Great Companies-America(SM)

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                          Shares         Value
--------------------------------------------------------------------------------
COMMON STOCKS (99.4%)
Aerospace (7.2%)
  United Technologies Corporation                         259,598       $ 18,387
Beverages (4.9%)
  Coca-Cola Company (The)                                 270,400         12,549
Business Services (11.9%)
  First Data Corporation                                  435,245         18,037
  Omnicom Group, Inc.                                     171,160         12,272
Chemicals & Allied Products (9.5%)
  Colgate-Palmolive Company                               201,800         11,694
  Procter & Gamble Company (The)                          139,800         12,467
Commercial Banks (7.9%)
  Bank of New York Company, Inc. (The)                    427,700         12,296
  Citigroup Inc.                                          183,793          7,866
Computer & Office Equipment (3.2%)
  International Business Machines
    Corporation                                           100,000          8,250
Electronic & Other Electric Equipment (6.9%)
  General Electric Company                                608,530         17,453
Electronic Components & Accessories (2.7%)
  Texas Instruments Incorporated                          389,999          6,864
Fabricated Metal Products (1.9%)
  Gillette Company (The)                                  149,781          4,772
Insurance (4.6%)
  American International Group, Inc.                      214,185         11,819
Medical Instruments & Supplies (4.8%)
  Medtronic, Inc.                                         255,360         12,250
Paper & Allied Products (5.0%)
  3M Company                                               98,777         12,740
Pharmaceuticals (19.0%)
  Abbott Laboratories                                     276,200         12,086
  Johnson & Johnson                                       234,480         12,123
  Pfizer Inc.                                             350,000         11,953
  Wyeth                                                   261,200         11,898
Security & Commodity Brokers (9.9%)
  Goldman Sachs Group, Inc. (The)                          61,000          5,109
  Lehman Brothers Holdings Inc.                           170,300         11,322
  Merrill Lynch & Co., Inc.                               185,500          8,659
                                                                        --------
Total Common Stocks (cost: $243,679)                                     252,866
                                                                        --------
Total Investment Securities (cost: $243,679)                            $252,866
                                                                        ========
SUMMARY:
  Investment securities, at value                            99.4%      $252,866
  Other assets in excess of liabilities                       0.6%         1,654
                                                         --------       --------
  Net assets                                                100.0%      $254,520
                                                         ========       ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           Great Companies-America(SM) 1

Great Companies-America(SM)

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $243,679)                    $ 252,866
  Cash                                                                    1,632
  Receivables:
     Interest                                                                 2
     Dividends                                                              230
  Other                                                                      29
                                                                      ---------
                                                                        254,759
                                                                      ---------
Liabilities:
  Accounts payable and accrued liabilities:
     Management and advisory fees                                           202
  Other                                                                      37
                                                                      ---------
                                                                            239
                                                                      ---------
Net Assets                                                            $ 254,520
                                                                      =========
Net Assets Consist of:
  Capital stock, 50,000 shares authorized ($.01 par value)            $     290
  Additional paid-in capital                                            271,135
  Undistributed net investment income (loss)                              1,953
  Accumulated net realized gain (loss) from
     investment securities                                              (28,045)
  Net unrealized appreciation (depreciation) on
     investment securities                                                9,187
                                                                      ---------
Net Assets                                                            $ 254,520
                                                                      =========
Shares Outstanding:
  Initial Class                                                          29,035
  Service Class                                                              13
Net Asset Value and Offering Price Per Share:
  Initial Class                                                       $    8.76
  Service Class                                                            8.76

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                             $     25
  Dividends                                                               2,051
  Income from loaned securities-net                                           3
                                                                       --------
                                                                          2,079
                                                                       --------
Expenses:
  Management and advisory fees                                            1,054
  Transfer agent fees                                                         1
  Printing and shareholder reports                                           27
  Custody fees                                                               14
  Administration fees                                                        12
  Legal fees                                                                  2
  Auditing and accounting fees                                                5
  Directors fees                                                              5
  Other                                                                       3
                                                                       --------
  Total expenses                                                          1,123
                                                                       --------
Net Investment Income (Loss)                                                956
                                                                       --------
Net Realized and Unrealized Gain (Loss):
  Realized gain (loss) from investment securities                        (6,021)
  Increase (decrease) in unrealized appreciation
     (depreciation) on investment securities                             36,371
                                                                       --------
Net Gain (Loss) on Investment Securities                                 30,350
                                                                       --------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                      $ 31,306
                                                                       ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          Great Companies-America(SM) 2

Great Companies-AmericaSM
================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                      June 30,
                                                        2003        December 31,
                                                     (unaudited)       2002
                                                     -----------    ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                        $     956       $     997
  Net realized gain (loss) from
     investment securities                               (6,021)        (16,136)
  Net unrealized appreciation
     (depreciation) on investment
     securities                                          36,371         (27,597)
                                                      ---------       ---------
                                                         31,306         (42,736)
                                                      ---------       ---------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --            (456)
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --            (456)
                                                      ---------       ---------
  From net realized gains:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                       52,614         121,981
     Service Class                                          111              --
                                                      ---------       ---------
                                                         52,725         121,981
                                                      ---------       ---------
  Proceeds on fund acquisition:
     Initial Class                                           --          43,566
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --          43,566
                                                      ---------       ---------
  Dividends and distributions reinvested:
     Initial Class                                           --             456
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --             456
                                                      ---------       ---------
  Cost of shares redeemed:
     Initial Class                                      (63,471)        (41,724)
     Service Class                                           (1)             --
                                                      ---------       ---------
                                                        (63,472)        (41,724)
                                                      ---------       ---------
                                                        (10,747)        124,279
                                                      ---------       ---------
Net increase (decrease) in net assets                    20,559          81,087
                                                      ---------       ---------
Net Assets:
  Beginning of period                                   233,961         152,874
                                                      ---------       ---------
  End of period                                       $ 254,520       $ 233,961
                                                      =========       =========
Undistributed Net Investment Income                   $   1,953       $     997
                                                      =========       =========
Share Activity:
  Shares issued:
     Initial Class                                        6,644          14,532
     Service Class                                           13              --
                                                      ---------       ---------
                                                          6,657          14,532
                                                      ---------       ---------
  Shares issued-on fund acquisition:
     Initial Class                                           --           4,749
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --           4,749
                                                      ---------       ---------
  Shares issued-reinvested from distributions:
     Initial Class                                           --              54
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              54
                                                      ---------       ---------
  Shares redeemed:
     Initial Class                                       (7,286)         (5,002)
     Service Class                                           --              --
                                                      ---------       ---------
                                                         (7,286)         (5,002)
                                                      ---------       ---------
Net increase (decrease) in shares
  outstanding                                              (629)         14,333
                                                      =========       =========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          Great Companies-America(SM) 3

Great Companies-America(SM)

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
---------------------------------------------------------------------------------------
Initial Class   06/30/2003     $  7.88      $   0.03         $   0.85       $   0.88
                12/31/2002        9.96          0.05            (2.11)         (2.06)
                12/31/2001       11.38          0.04            (1.43)         (1.39)
                12/31/2000       10.00          0.04             1.34           1.38
---------------------------------------------------------------------------------------
Service Class   06/30/2003        8.37          0.01             0.38           0.39
---------------------------------------------------------------------------------------

                For a share outstanding throughout each period (a)
                --------------------------------------------------
                             Distributions
                ---------------------------------------
                                                         Net Asset
                  From Net    From Net                    Value,
                 Investment   Realized       Total          End
                   Income       Gains    Distributions   of Period
------------------------------------------------------------------
Initial Class    $      --       $--       $      --     $   8.76
                     (0.02)       --           (0.02)        7.88
                     (0.03)       --           (0.03)        9.96
                        --        --              --        11.38
------------------------------------------------------------------
Service Class           --        --              --         8.76
------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
-------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           11.17%        $ 254,407        0.85%        0.85%            0.73%       26%
                12/31/2002          (20.69)          233,961        0.88         0.88             0.54        31
                12/31/2001          (12.20)          152,874        0.89         0.89             0.39        70
                12/31/2000           13.80            83,121        0.91         0.91             0.52        15
-------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            4.66               113        1.15         1.15             0.46        26
-------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-May 1, 2000
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          Great Companies-America(SM) 4

Great Companies-America(SM)

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Great Companies-- America(SM) ("the Fund"), part of ATSF, began operations on May 1, 2000. The Fund is "non-diversified" under the 1940 Act.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

On April 26, 2002, the Fund acquired all the net assets of C.A.S.E. Growth pursuant to a plan of reorganization approved by shareholders of C.A.S.E. Growth on April 23, 2002. The acquisition was accomplished by a tax-free exchange of 4,749 shares of the Fund for the 7,101 shares of C.A.S.E. Growth outstanding on April 25, 2002. C.A.S.E. Growth's net assets at that date ($43,566) were combined with those of the Fund, resulting in combined net assets of $197,574.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.80% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.00% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          Great Companies-America(SM) 5

Great Companies-America(SM)

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $7. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                    $63,857
  U.S. Government                                                             --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                     67,612
  U.S. Government                                                             --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

        Capital Loss
        Carryforward                                   Available through
       --------------                                 ------------------
        $     4,494                                   December 31, 2009
              8,761                                   December 31, 2010

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002 of $3,571 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                $ 248,742
                                                                      =========
Unrealized Appreciation                                               $  13,961
Unrealized (Depreciation)                                                (9,837)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $   4,124
                                                                      =========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          Great Companies-America(SM) 6

Great Companies-Global2

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                         Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS (95.1%)
Australia (4.5%)
  News Corporation Limited (The)-
    ADR (b)                                               61,200         $ 1,853
France (4.5%)
  L'Oreal SA-ADR (b)                                     131,300           1,852
Germany (2.0%)
  SAP AG-ADR (b)                                          27,800             812
Japan (4.0%)
  Canon Inc.-ADR                                          17,800             813
  Sony Corporation-ADR                                    28,900             809
Netherlands (4.4%)
  ING Groep NV-ADR (b)                                   103,900           1,821
South Korea (2.0%)
  Samsung Electronics Co.,
    Ltd.-GDR-144A (b)                                      5,400             803
Switzerland (8.8%)
  Nestle SA-ADR                                           34,700           1,790
  Novartis AG-ADR                                         45,200           1,799
United Kingdom (4.4%)
  HSBC Holdings PLC-ADR (b)                               30,800           1,821
United States (60.5%)
  Abbott Laboratories                                     41,600           1,820
  AFLAC Incorporated                                      58,900           1,811
  American International Group, Inc.                      33,000           1,821
  Amgen Inc. (a)                                          12,800             850
  Analog Devices, Inc. (a)                                24,800             864
  Berkshire Hathaway Inc.-Class B (a)                        300             729
  Coca-Cola Company (The)                                 39,500           1,833
  First Data Corporation                                  43,900           1,819
  General Electric Company                                62,800           1,801
  Goldman Sachs Group, Inc. (The) (b)                     21,600           1,809
  Intel Corporation                                       40,800             848
  International Business Machines
    Corporation                                            9,900             817
  Johnson & Johnson                                       35,050           1,812
  Microsoft Corporation                                   32,400             830
  Moody's Corporation                                     15,500             817
  Omnicom Group, Inc.                                     25,400           1,821
  Texas Instruments Incorporated                          47,100             829
  United Technologies Corporation                         26,000           1,842
                                                                         -------
Total Common Stocks (cost: $39,829)                                       38,946
                                                                         -------

                                                           Principal       Value
--------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (11.3%)
Debt (8.2%)
Bank Notes (0.2%)
  National Bank of Commerce
    1.02%, due 10/21/2003                                     $ 86          $ 86
Commercial Paper (0.1%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                       34            34
Euro Dollar Overnight (0.1%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                       35            35
Euro Dollar Terms (2.9%)
  Bank of Montreal
    1.08%, due 07/02/2003                                       69            69
    1.15%, due 07/09/2003                                       20            20
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                                      173           173
  BNP Paribas SA
    1.03%, due 07/21/2003                                      207           207
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                                       86            86
    1.23%, due 07/07/2003                                      225           225
  Danske Bank A/S
    1.04%, due 07/28/2003                                      173           173
  Royal Bank of Canada
    1.03%, due 07/07/2003                                       86            86
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                                      138           138
Master Notes (0.4%)
  Morgan Stanley Dean Witter & Co
    1.43%, due 09/26/2003                                      173           173
Medium Term Notes (0.6%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                                      173           173
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                       52            52
  Parkland (USA) LLC
    1.02%, due 11/26/2003                                       17            17
Repurchase Agreements (3.9%) (c)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                                      519           519
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                                      173           173
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                                      572           572
  Morgan Stanley Dean Witter & Co
    1.48%, due 07/01/2003                                      311           311

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          Great Companies-Global(2) 1

Great Companies-Global(2)

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                  Shares          Value
                                              -------------   -------------
Investment Companies (3.1%)
Money Market Funds (3.1%)
  Dreyfus Cash Management Plus Fund
    1.10%, due 07/01/2003                               501,389        $    501
  Merrill Lynch Premier Institutional Fund
    1.04%, due 07/01/2003                               132,706             133
  Merrimac Cash Series Fund-
    Premium Class
    1.05%, due 07/01/2003                               648,791             649
                                                                       --------
Total Security Lending Collateral (cost: $4,605)                          4,605
                                                                       --------
Total Investment Securities (cost: $44,434)                            $ 43,551
                                                                       ========
SUMMARY:
  Investment securities, at value                         106.4%       $ 43,551
  Liabilities in excess of other assets                    (6.4)%        (2,604)
                                                      ---------        --------
  Net assets                                              100.0%       $ 40,947
                                                      =========        ========

                                                      Percentage of
                                                        Net Assets       Value
--------------------------------------------------------------------------------
INVESTMENTS BY INDUSTRY:
  Pharmaceuticals                                          15.3%       $  6,281
  Business Services                                        11.0%          4,457
  Insurance                                                10.7%          4,361
  Electronic & Other Electric Equipment                     8.3%          3,413
  Electronic Components & Accessories                       6.2%          2,541
  Motion Pictures                                           4.5%          1,853
  Chemicals & Allied Products                               4.5%          1,852
  Aerospace                                                 4.5%          1,842
  Beverages                                                 4.5%          1,833
  Commercial Banks                                          4.4%          1,821
  Life Insurance                                            4.4%          1,821
  Security & Commodity Brokers                              4.4%          1,809
  Food & Kindred Products                                   4.4%          1,790
  Computer & Data Processing Services                       4.0%          1,642
  Computer & Office Equipment                               4.0%          1,630
                                                          -----        --------
  Investment securities, at value                          95.1%         38,946
  Short-term investments                                   11.3%          4,605
  Liabilities in excess of other assets                    (6.4)%        (2,604)
                                                          -----        --------
  Net assets                                              100.0%       $ 40,947
                                                          =====        ========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $4,429.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $1,597.

DEFINITIONS:

ADR American Depositary Receipt

GDR Global Depository Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           Great Companies-Global(2) 2

Great Companies-Global(2)

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $44,434)
     (including $4,429 of securities loaned)                           $ 43,551
  Cash                                                                    2,380
  Receivables:
     Interest                                                                 1
     Dividends                                                               66
  Other                                                                      13
                                                                       --------
                                                                         46,011
                                                                       --------
Liabilities:
  Investment securities purchased                                           413
  Accounts payable and accrued liabilities:
     Management and advisory fees                                            29
  Payable for securities on loan                                          4,605
  Other                                                                      17
                                                                       --------
                                                                          5,064
                                                                       --------
Net Assets                                                             $ 40,947
                                                                       ========
Net Assets Consist of:
  Capital stock, 50,000 shares authorized ($.01 par value)             $     68
  Additional paid-in capital                                             45,021
  Undistributed net investment income (loss)                                145
  Accumulated net realized gain (loss) from
     investment securities                                               (3,404)
  Net unrealized appreciation (depreciation) on
     investment securities                                                 (883)
                                                                       --------
Net Assets                                                             $ 40,947
                                                                       ========
Shares Outstanding:
  Initial Class                                                           6,752
  Service Class                                                              20
Net Asset Value and Offering Price Per Share:
  Initial Class                                                        $   6.05
  Service Class                                                            6.04

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                              $     2
  Dividends                                                                 260
  Income from loaned securities-net                                           5
     Less withholding taxes on foreign dividends                            (29)
                                                                        -------
                                                                            238
                                                                        -------
Expenses:
  Management and advisory fees                                              118
  Transfer agent fees                                                         1
  Printing and shareholder reports                                           13
  Custody fees                                                                4
  Administration fees                                                        12
  Auditing and accounting fees                                                5
                                                                        -------
  Total expenses                                                            153
     Less advisory fee waiver                                                (7)
                                                                        -------
  Net expenses                                                              146
                                                                        -------
Net Investment Income (Loss)                                                 92
                                                                        -------
Net Realized and Unrealized Gain (Loss):
  Realized gain (loss) from investment securities                          (485)
  Increase (decrease) in unrealized appreciation
     (depreciation) on investment securities                              2,743
                                                                        -------
Net Gain (Loss) on Investment Securities                                  2,258
                                                                        -------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                       $ 2,350
                                                                        =======

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           Great Companies-Global(2) 3

Great Companies-Global(2)

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                        June 30,
                                                          2003      December 31,
                                                       (unaudited)     2002
                                                       -----------  ------------

Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                          $     92     $     52
  Net realized gain (loss) from
     investment securities                                  (485)      (1,375)
  Net unrealized appreciation
     (depreciation) on investment
     securities                                            2,743       (3,970)
                                                        --------     --------
                                                           2,350       (5,293)
                                                        --------     --------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                            --          (11)
     Service Class                                            --           --
                                                        --------     --------
                                                              --          (11)
                                                        --------     --------
  From net realized gains:
     Initial Class                                            --           --
     Service Class                                            --           --
                                                        --------     --------
                                                              --           --
                                                        --------     --------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                        15,795       23,199
     Service Class                                           119           --
                                                        --------     --------
                                                          15,914       23,199
                                                        --------     --------
  Dividends and distributions reinvested:
     Initial Class                                            --           11
     Service Class                                            --           --
                                                        --------     --------
                                                              --           11
                                                        --------     --------
  Cost of shares redeemed:
     Initial Class                                        (2,812)      (8,471)
     Service Class                                            --           --
                                                        --------     --------
                                                          (2,812)      (8,471)
                                                        --------     --------
                                                          13,102       14,739
                                                        --------     --------
Net increase (decrease) in net assets                     15,452        9,435
                                                        --------     --------
Net Assets:
  Beginning of period                                     25,495       16,060
                                                        --------     --------
  End of period                                         $ 40,947     $ 25,495
                                                        ========     ========
Undistributed Net Investment
  Income (Loss)                                         $    145     $     53
                                                        ========     ========
Share Activity:
  Shares issued during the period:
     Initial Class                                         2,685        3,778
     Service Class                                            20           --
                                                        --------     --------
                                                           2,705        3,778
                                                        --------     --------
  Shares issued-reinvested from distributions:
     Initial Class                                            --            2
     Service Class                                            --           --
                                                        --------     --------
                                                              --            2
                                                        --------     --------
  Shares redeemed during the period:
     Initial Class                                          (510)      (1,464)
     Service Class                                            --           --
                                                        --------     --------
                                                            (510)      (1,464)
                                                        --------     --------
Net increase (decrease) in shares
  outstanding                                              2,195        2,316
                                                        ========     ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           Great Companies-Global(2) 4

Great Companies-Global(2)

================================================================================
FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
--------------------------------------------------------------------------------------
Initial Class   06/30/2003     $  5.57      $   0.02         $   0.46       $   0.48
                12/31/2002        7.10          0.01            (1.54)         (1.53)
                12/31/2001        8.54          0.01            (1.45)         (1.44)
                12/31/2000       10.00          0.02            (1.48)         (1.46)
--------------------------------------------------------------------------------------
Service Class   06/30/2003        5.78            --             0.26           0.26
--------------------------------------------------------------------------------------

                For a share outstanding throughout each period (a)
                --------------------------------------------------
                             Distributions
                ---------------------------------------
                                                         Net Asset
                  From Net    From Net                    Value,
                 Investment   Realized       Total          End
                   Income       Gains    Distributions   of Period
------------------------------------------------------------------
Initial Class        $--         $--          $--        $   6.05
                      --          --           --            5.57
                      --          --           --            7.10
                      --          --           --            8.54
------------------------------------------------------------------
Service Class         --          --           --            6.04
------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003            8.62%         $ 40,825        1.00%        1.05%            0.64%            12%
                12/31/2002          (21.51)           25,495        1.00         1.20             0.24             42
                12/31/2001          (16.84)           16,060        1.00         1.59             0.12            106
                12/31/2000          (14.60)            5,057        1.00         3.93             0.53              6
------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            4.50               122        1.30         1.45            (0.15)            12
------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-September 1, 2000
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           Great Companies-Global(2) 5

Great Companies-Global(2)

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Great Companies-Global(2) ("the Fund"), part of ATSF, began operations on September 1, 2000.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amounts of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           Great Companies-Global(2) 6

Great Companies-Global(2)

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.80% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.00% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $1. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, were as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                    $15,476
  U.S. Government                                                             --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                      3,337
  U.S. Government                                                             --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

         Capital Loss
         Carryforward                                  Available through
        --------------                                ------------------

         $     1,290                                  December 31, 2009
               1,317                                  December 31, 2010

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002, of $88 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2003.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           Great Companies-Global(2) 7

Great Companies-Global(2)

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 4-(continued)

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                 $ 44,644
                                                                       ========
Unrealized Appreciation                                                $  1,527
Unrealized (Depreciation)                                                (2,620)
                                                                       --------
Net Unrealized Appreciation (Depreciation)                             $ (1,093)
                                                                       ========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           Great Companies-Global(2) 8

Great Companies-Technology(SM)

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                         Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS (94.5%)
Business Services (9.7%)
  eBay Inc. (a)                                           13,500        $  1,406
  First Data Corporation (b)                             288,417          11,952
Computer & Data Processing Services (23.3%)
  Electronic Arts Inc. (a)                               122,800           9,086
  Microsoft Corporation                                  345,800           8,856
  Oracle Corporation (a)                                 319,600           3,842
  Symantec Corporation (a)(b)                            207,400           9,097
  Yahoo! Inc. (a)                                         43,300           1,419
Computer & Office Equipment (22.2%)
  Cisco Systems, Inc. (a)                                358,500           5,985
  Dell Computer Corporation (a)                          285,700           9,131
  EMC Corporation (a)                                    634,100           6,639
  International Business Machines
    Corporation                                          107,300           8,852
Electronic Components & Accessories (19.5%)
  Analog Devices, Inc. (a)                               159,900           5,568
  Intel Corporation                                      259,976           5,403
  Maxim Integrated Products                              155,200           5,306
  Texas Instruments Incorporated                         299,200           5,266
  Xilinx, Inc. (a)                                       209,100           5,292
Industrial Machinery & Equipment (3.9%)
  Applied Materials, Inc. (a)(b)                         340,300           5,397
Instruments & Related Products (4.7%)
  Waters Corporation (a)                                 221,600           6,455
Manufacturing Industries (4.7%)
  International Game Technology (a)                       62,800           6,426
Pharmaceuticals (6.5%)
  Amgen Inc. (a)                                          98,800           6,564
  Genentech, Inc. (a)                                     33,200           2,394
                                                                        --------
Total Common Stocks (cost: $121,130)                                     130,336
                                                                        --------

                                                          Principal        Value
--------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (7.1%)
Debt (5.1%)
Bank Notes (0.1%)
  National Bank of Commerce
    1.02%, due 10/21/2003                                  $  183         $  183
Commercial Paper (0.1%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                      73             73
Euro Dollar Overnight (0.1%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                      73             73
Euro Dollar Term (1.8%)
  Bank of Montreal
    1.08%, due 07/02/2003                                     147            147
    1.15%, due 07/09/2003                                      42             42
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                                     367            367
  BNP Paribas SA
    1.03%, due 07/21/2003                                     440            440
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                                     183            183
    1.23%, due 07/07/2003                                     477            477
  Danske Bank A/S
    1.04%, due 07/28/2003                                     367            367
  Royal Bank of Canada
    1.03%, due 07/07/2003                                     183            183
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                                     293            293
Master Notes (0.3%)
  Morgan Stanley Dean Witter & Co
    1.43%, due 09/26/2003                                     367            367
Medium Term Notes (0.4%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                                     367            367
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                     110            110
  Parkland (USA) LLC
    1.02%, due 11/26/2003                                      37             37
Repurchase Agreements (2.3%) (c)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                                   1,100          1,100
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                                     367            367
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                                   1,211          1,211
  Morgan Stanley Dean Witter & Co
    1.48%, due 07/01/2003                                     660            660

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                        Great Companies-Technology(SM) 1

Great Companies-Technology(SM)

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                      Shares             Value
--------------------------------------------------------------------------------
Investment Companies (2.0%)
Money Market Funds (2.0%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                             1,063,415        $   1,063
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                               281,460              281
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.05%                             1,376,044            1,376
                                                                      ---------
Total Security Lending Collateral (cost: $9,767)                          9,767
                                                                      ---------
Total Investment Securities (cost: $130,897)                          $ 140,103
                                                                      =========
SUMMARY:
  Investment securities, at value                        101.6%         140,103
  Liabilities in excess of other assets                   (1.6)%         (2,237)
                                                   -----------        ---------
  Net assets                                             100.0%       $ 137,866
                                                   ===========        =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $9,247.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $3,388.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                        Great Companies-Technology(SM) 2

Great Companies-Technology(SM)

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $130,897)
     (including $9,247 of securities loaned)                          $ 140,103
  Cash                                                                    8,227
  Receivables:
     Interest                                                                 4
     Dividends                                                                6
  Other                                                                      14
                                                                      ---------
                                                                        148,354
                                                                      ---------
Liabilities:
  Investment securities purchased                                           616
  Accounts payable and accrued liabilities:
     Management and advisory fees                                            86
  Payable for securities on loan                                          9,767
  Other                                                                      19
                                                                      ---------
                                                                         10,488
                                                                      ---------
Net Assets                                                            $ 137,866
                                                                      =========
Net Assets Consist of:
  Capital stock, 50,000 shares authorized ($.01 par value)            $     425
  Additional paid-in capital                                            169,646
  Accumulated net investment income (loss)                                 (244)
  Accumulated net realized gain (loss) from
     investment securities                                              (41,167)
  Net unrealized appreciation (depreciation) on
     investment securities                                                9,206
                                                                      ---------
Net Assets                                                            $ 137,866
                                                                      =========
Shares Outstanding:
  Initial Class                                                          42,491
  Service Class                                                              28
Net Asset Value and Offering Price Per Share:
  Initial Class                                                       $    3.24
  Service Class                                                            3.24

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                             $     17
  Dividends                                                                 119
  Income from loaned securities-net                                           2
                                                                       --------
                                                                            138
                                                                       --------
Expenses:
  Management and advisory fees                                              341
  Transfer agent fees                                                         1
  Printing and shareholder reports                                           14
  Custody fees                                                                7
  Administration fees                                                        12
  Auditing and accounting fees                                                5
  Directors fees                                                              1
  Other                                                                       1
                                                                       --------
  Total expenses                                                            382
                                                                       --------
Net Investment Income (Loss)                                               (244)
                                                                       --------
Net Realized and Unrealized Gain (Loss):
  Realized gain (loss) from investment securities                        (3,666)
  Increase (decrease) in unrealized appreciation
     (depreciation) on investment securities                             21,840
                                                                       --------
Net Gain (Loss) on Investment Securities                                 18,174
                                                                       --------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                      $ 17,930
                                                                       ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                        Great Companies-Technology(SM) 3

Great Companies-Technology(SM)

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                       June 30,
                                                         2003       December 31,
                                                      (unaudited)       2002
                                                      -----------   ------------

Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                        $    (244)      $    (339)
  Net realized gain (loss) from
     investment securities                               (3,666)        (17,165)
  Net unrealized appreciation
     (depreciation) on investment
     securities                                          21,840          (3,017)
                                                      ---------       ---------
                                                         17,930         (20,521)
                                                      ---------       ---------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
  From net realized gains:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                       84,167          55,356
     Service Class                                           86              --
                                                      ---------       ---------
                                                         84,253          55,356
                                                      ---------       ---------
  Dividends and distributions reinvested:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
  Cost of shares redeemed:
     Initial Class                                      (17,751)        (38,286)
     Service Class                                           --              --
                                                      ---------       ---------
                                                        (17,751)        (38,286)
                                                      ---------       ---------
                                                         66,502          17,070
                                                      ---------       ---------
Net increase (decrease) in net assets                    84,432          (3,451)
                                                      ---------       ---------
Net Assets:
  Beginning of period                                    53,434          56,885
                                                      ---------       ---------
  End of period                                       $ 137,866       $  53,434
                                                      =========       =========
Accumulated Net Investment
  Income (Loss)                                       $    (244)      $      --
                                                      =========       =========
Share Activity:
  Shares issued:
     Initial Class                                       28,247          17,939
     Service Class                                           28              --
                                                      ---------       ---------
                                                         28,275          17,939
                                                      ---------       ---------
  Shares issued-reinvested from distributions:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
  Shares redeemed:
     Initial Class                                       (6,082)        (10,987)
     Service Class                                           --              --
                                                      ---------       ---------
                                                         (6,082)        (10,987)
                                                      ---------       ---------
Net increase (decrease) in shares
  outstanding                                            22,193           6,952
                                                      =========       =========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                         Great Companies-Technology(SM) 4

Great Companies-Technology(SM)

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
--------------------------------------------------------------------------------------
Initial Class   06/30/2003     $  2.63     $  (0.01)        $   0.62       $   0.61
                12/31/2002        4.25        (0.03)           (1.59)         (1.62)
                12/31/2001        6.74        (0.03)           (2.46)         (2.49)
                12/31/2000       10.00        (0.01)           (3.25)         (3.26)
--------------------------------------------------------------------------------------
Service Class   06/30/2003        3.00            --             0.24           0.24
--------------------------------------------------------------------------------------

                For a share outstanding throughout each period (a)
                --------------------------------------------------
                             Distributions
                ---------------------------------------
                                                         Net Asset
                  From Net    From Net                    Value,
                 Investment   Realized       Total          End
                   Income       Gains    Distributions   of Period
------------------------------------------------------------------
Initial Class        $--         $--          $--        $   3.24
                      --          --           --            2.63
                      --          --           --            4.25
                      --          --           --            6.74
------------------------------------------------------------------
Service Class         --          --           --            3.24
------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           23.19%        $ 137,774        0.89%        0.89%           (0.57)%      16%
                12/31/2002          (38.12)           53,434        1.00         1.01            (0.79)       86
                12/31/2001          (36.94)           56,885        0.99         0.99            (0.66)       75
                12/31/2000          (32.60)           24,159        1.00         1.05            (0.16)       48
------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            8.00                92        1.16         1.16            (0.80)       16
------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-May 1, 2000
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                        Great Companies-Technology(SM) 5

Great Companies-Technology(SM)

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Great Companies-Technology(SM) ("the Fund"), part of ATSF, began operations on May 1, 2000. The Fund is "non-diversified" under the 1940 Act.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The service class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Other securities for which quotations are not readily available are valued at fair value determined in good faith in, accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain in the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amounts of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                        Great Companies-Technology(SM) 6

Great Companies-Technology(SM)

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.80% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.00% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $4. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                    $74,202
  U.S. Government                                                             --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                     13,053
  U.S. Government                                                             --

NOTE 4. FEDERAL TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

         Capital Loss
         Carryforward                                  Available through
        --------------                                ------------------

         $       204                                  December 31, 2008
              10,601                                  December 31, 2009
              22,190                                  December 31, 2010

AEGON/Transamerica Series Fund, Inc.       Semi-Annual           Report 2003


                        Great Companies-Technology(SM) 7

Great Companies-Technology(SM)

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 4-(continued)

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002 of $137 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                $ 136,672
                                                                      =========
Unrealized Appreciation                                               $   9,006
Unrealized (Depreciation)                                                (5,575)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $   3,431
                                                                      =========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                        Great Companies-Technology(SM) 8

Janus Balanced

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                            Principal     Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (8.1%)
  U.S. Treasury Bond
    6.50%, due 05/15/2005 (b)                                 $  260      $  285
    5.00%, due 08/15/2011                                        124         139
    4.38%, due 08/15/2012                                         30          32
    3.88%, due 02/15/2013                                        395         406
    7.25%, due 05/15/2016                                        275         366
    8.13%, due 08/15/2019                                         66          95
    7.88%, due 02/15/2021                                        291         415
    7.25%, due 08/15/2022                                        255         345
    6.25%, due 08/15/2023                                        451         552
    6.00%, due 02/15/2026                                        293         350
    5.25%, due 02/15/2029                                        129         140
    6.25%, due 05/15/2030                                        213         265
    5.38%, due 02/15/2031                                         72          81
  U.S. Treasury Note
    4.63%, due 05/15/2006                                        279         302
    3.50%, due 11/15/2006 (b)                                    322         339
    2.63%, due 05/15/2008 (b)                                     68          69
    5.63%, due 05/15/2008                                        220         252
    6.00%, due 08/15/2009                                        260         307
    6.50%, due 02/15/2010                                          6           7
    5.75%, due 08/15/2010 (b)                                    148         173
                                                                          ------
Total U.S. Government Obligations (cost: $4,775)                           4,920
                                                                          ------
U.S. GOVERNMENT AGENCY OBLIGATIONS (7.0%)
  Fannie Mae
    1.88%, due 12/15/2004                                        635         642
    2.13%, due 04/15/2006                                        531         537
    5.50%, due 05/02/2006                                        319         350
    4.75%, due 01/02/2007                                        126         136
    5.00%, due 01/15/2007 (b)                                    401         441
    2.50%, due 06/15/2008                                         78          78
    5.25%, due 01/15/2009                                         50          56
    6.25%, due 02/01/2011                                        170         196
    5.38%, due 11/15/2011                                        294         331
    6.13%, due 03/15/2012                                         27          32
  Federal Home Loan Bank
    6.50%, due 11/15/2005                                         80          89
  Freddie Mac
    1.88%, due 01/15/2005                                        420         424
    4.25%, due 06/15/2005                                        317         334
    2.38%, due 04/15/2006                                        387         393
    5.75%, due 04/15/2008                                         39          45
    5.75%, due 03/15/2009                                         34          39
    7.00%, due 03/15/2010                                         34          42
    5.88%, due 03/21/2011                                         41          46
    6.25%, due 07/15/2032                                         57          67
                                                                          ------
Total U.S. Government Agency Obligations (cost: $4,216)                    4,278
                                                                          ------
FOREIGN GOVERNMENT OBLIGATIONS (0.5%)
  Federal Republic of Germany
    5.00%, due 07/04/2012                                        225         283
                                                                          ------
Total Foreign Government Obligations (cost: $252)
                                                                             283
                                                                          ------
CORPORATE DEBT SECURITIES (26.9%)
Aerospace (1.0%)
  Honeywell International Inc.
    5.13%, due 11/01/2006                                        187         204
  Lockheed Martin Corporation
    7.25%, due 05/15/2006                                        112         128
    8.20%, due 12/01/2009                                        125         158
    7.65%, due 05/01/2016                                         88         112
Amusement & Recreation Services (0.6%)
  Disney (Walt) Company (The)
    4.88%, due 07/02/2004                                        299         308
  Premier Parks Inc. (b)
    9.75%, due 06/15/2007                                         37          37
Automotive (0.2%)
  Delphi Corporation
    6.13%, due 05/01/2004                                         26          27
  Honeywell International Inc.
    6.13%, due 11/01/2011                                        101         115
Beverages (2.2%)
  Anheuser-Busch Companies, Inc
    5.75%, due 04/01/2010                                         25          29
    5.13%, due 10/01/2008                                         15          17
    6.00%, due 04/15/2011                                         26          30
    7.55%, due 10/01/2030                                        102         135
    6.80%, due 01/15/2031                                        102         124
  Coca Cola Enterprises Inc.
    5.38%, due 08/15/2006                                        199         218
    4.38%, due 09/15/2009                                        145         154
    7.13%, due 09/30/2009                                        152         184
    6.13%, due 08/15/2011                                        152         174
  Pepsi Bottling Group, Inc. (The)
    5.63%, due 02/17/2009                                        229         257
Business Services (0.6%)
  Clear Channel Communications, Inc.
    6.00%, due 11/01/2006                                        156         171
    4.63%, due 01/15/2008                                        122         128
  Hanover Equipment Trust 2001A
    8.50%, due 09/01/2008                                         48          50
Chemicals & Allied Products (0.4%)
  International Flavors & Fragrances Inc.
    6.45%, due 05/15/2006                                        225         251

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Janus Balanced 1

Janus Balanced

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                           Principal       Value
--------------------------------------------------------------------------------
Commercial Banks (1.3%)
  Citigroup Inc.
    7.25%, due 10/01/2010                                   $  162        $  196
    6.63%, due 06/15/2032                                      121           140
  Firstar Bank, NA
    7.13%, due 12/01/2009                                      154           186
  US Bank NA
    5.70%, due 12/15/2008                                      237           267
Communication (2.3%)
  Comcast Cable Communications, Inc.
    6.38%, due 01/30/2006                                        8             9
    6.75%, due 01/30/2011                                      154           177
    7.13%, due 06/15/2013                                       37            43
  Comcast Corporation
    5.85%, due 01/15/2010                                      121           133
    6.50%, due 01/15/2015                                       48            54
    7.05%, due 03/15/2033                                      135           150
  Cox Communications, Inc.
    7.50%, due 08/15/2004                                       11            12
    7.75%, due 08/15/2006                                       72            83
    7.13%, due 10/01/2012                                      109           130
  CSC Holdings, Inc.
    7.63%, due 04/01/2011                                       66            67
  TCI Communications, Inc.
    8.65%, due 09/15/2004                                       81            87
    6.88%, due 02/15/2006                                      325           360
  Viacom Inc.
    7.75%, due 06/01/2005                                       53            59
    7.70%, due 07/30/2010                                       26            32
Computer & Office Equipment (0.6%)
  Hewlett-Packard Company (b)
    3.63%, due 03/15/2008                                      210           216
  Sun Microsystems, Inc.
    7.35%, due 08/15/2004                                      100           105
    7.65%, due 08/15/2009                                       24            29
Department Stores (0.3%)
  J.C. Penney Company, Inc.
    7.38%, due 08/15/2008                                       48            50
    8.00%, due 03/01/2010                                       48            50
  Meyer (Fred) Stores, Inc.
    7.45%, due 03/01/2008                                       75            87
Electric Services (0.4%)
  Dominion Resources, Inc.
    2.80%, due 02/15/2005                                       50            51
    4.13%, due 02/15/2008                                       32            33
  Duke Energy Corporation
    6.25%, due 01/15/2012                                       44            49
  MidAmerican Energy Holdings
    Company-144A
    3.50%, due 05/15/2008                                      134           135
Electric, Gas & Sanitary Services (0.3%)
  Coastal Corporation (b)
    6.20%, due 05/15/2004                                       99            98
  Illinois Power Company-144A
    11.50%, due 12/15/2010                                      73            83
Electronic Components & Accessories (0.8%)
  Tyco International Group SA
    5.88%, due 11/01/2004                                      128           132
    6.38%, due 02/15/2006                                      211           220
    6.38%, due 10/15/2011 (b)                                  149           157
Environmental Services (0.1%)
  Allied Waste North America, Inc.
    7.88%, due 04/15/2013                                       22            23
  USA Waste Services, Inc.
    7.00%, due 10/01/2004                                       23            24
Fabricated Metal Products (0.5%)
  Stanley Works (The)-144A
    4.90%, due 11/01/2012                                      279           291
Food & Kindred Products (2.8%)
  Dean Foods Company
    6.75%, due 06/15/2005                                       38            39
    8.15%, due 08/01/2007                                      950         1,055
    6.63%, due 05/15/2009                                       98           102
    6.90%, due 10/15/2017                                       20            20
  General Mills, Inc.
    5.13%, due 02/15/2007                                       80            87
    6.00%, due 02/15/2012                                      140           158
  Kellogg Company
    2.88%, due 06/01/2008                                       84            83
    7.45%, due 04/01/2031                                      129           164
Food Stores (0.1%)
  Kroger Co. (The)
    7.80%, due 08/15/2007                                       23            27
    7.00%, due 05/01/2018                                       12            14
Furniture & Fixtures (0.5%)
  Lear Corporation
    7.96%, due 05/15/2005                                      275           293
Gas Production & Distribution (0.7%)
  Duke Capital Corporation
    6.25%, due 07/15/2005 (b)                                   91            97
    6.25%, due 02/15/2013                                       44            47

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Janus Balanced 2

Janus Balanced

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                            Principal      Value
--------------------------------------------------------------------------------
Gas Production & Distribution (continued)
  El Paso Corporation (b)
    7.00%, due 05/15/2011                                      $200         $182
  Sonat Inc. (b)
    6.88%, due 06/01/2005                                       100           98
Holding & Other Investment Offices (0.1%)
  Gemstone Investments Ltd.-144A
    7.71%, due 10/31/2004                                        40           40
Hotels & Other Lodging Places (1.5%)
  HMH Properties, Inc.
    7.88%, due 08/01/2005                                        49           50
  John Q. Hammons Hotels, Inc.-Series B
    8.88%, due 05/15/2012                                        51           54
  Starwood Hotels & Resorts Worldwide, Inc.
    6.75%, due 11/15/2005                                       146          152
    7.38%, due 05/01/2007                                       311          327
    7.88%, due 05/01/2012 (b)                                   311          341
Industrial Machinery & Equipment (0.6%)
  Black & Decker Corporation
    7.13%, due 06/01/2011                                       272          322
  SPX Corporation
    7.50%, due 01/01/2013                                        45           49
Insurance (0.3%)
  UnitedHealth Group Incorporated
    5.20%, due 01/17/2007                                       162          176
Insurance Agents, Brokers & Service (0.2%)
  Marsh & McLennan Companies, Inc.
    5.38%, due 03/15/2007                                       106          117
Life Insurance (0.1%)
  AIG SunAmer Global Financing IX -144A
    5.10%, due 01/17/2007                                        50           55
Lumber & Other Building Materials (0.5%)
  Home Depot, Inc. (The)
    6.50%, due 09/15/2004                                       281          298
Metal Cans & Shipping Containers (0.2%)
  Ball Corporation
    6.88%, due 12/15/2012                                        90           95
Motion Pictures (1.7%)
  AOL Time Warner Inc.
    5.63%, due 05/01/2005                                       262          278
    6.15%, due 05/01/2007                                       222          250
    9.15%, due 02/01/2023                                       247          312
    7.70%, due 05/01/2032                                       181          211
Oil & Gas Extraction (0.6%)
  Apache Corporation
    6.25%, due 04/15/2012                                       200          233
  Burlington Resources Finance Company
    7.20%, due 08/15/2031                                       125          153
Personal Credit Institutions (1.6%)
  American General Finance
    Corporation-Series F
    5.88%, due 07/14/2006                                        75           83
  General Electric Capital Corporation
    5.38%, due 04/23/2004 (b)                                    80           83
    4.25%, due 01/28/2005                                        59           62
    2.85%, due 01/30/2006                                       110          113
    5.35%, due 03/30/2006                                       251          273
    6.75%, due 03/15/2032                                       177          207
  General Motors Acceptance Corporation
    5.36%, due 07/27/2004                                        32           33
    5.25%, due 05/16/2005                                        90           93
Petroleum Refining (0.3%)
  Conoco Inc.
    6.95%, due 04/15/2029                                       135          162
Pharmaceuticals (0.0%)
  Pfizer Inc.
    5.63%, due 02/01/2006                                        17           19
    6.00%, due 01/15/2008                                         5            6
Restaurants (0.1%)
  YUM! Brands, Inc. (b)
    7.70%, due 07/01/2012                                        80           91
Rubber & Misc. Plastic Products (0.7%)
  Sealed Air Corporation-144A
    8.75%, due 07/01/2008                                       130          154
    5.63%, due 07/15/2013                                       135          136
    6.88%, due 07/15/2033                                       140          139
Security & Commodity Brokers (0.2%)
  Salomon Smith Barney Holdings Inc.
    6.50%, due 02/15/2008                                        78           90
  Schwab (Charles) Corporation (The)
    8.05%, due 03/01/2010                                        20           24
Stone, Clay & Glass Products (0.1%)
  Owens-Illinois, Inc.
    7.15%, due 05/15/2005                                        47           48
Telecommunications (1.5%)
  AT&T Broadband, LLC
    7.88%, due 08/01/2013                                        34           41
  AT&T Wireless Services, Inc.
    7.35%, due 03/01/2006                                        58           65
    7.50%, due 05/01/2007                                        96          111

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Janus Balanced 3

Janus Balanced

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                          Principal      Value
--------------------------------------------------------------------------------
Telecommunications (continued)
  Verizon Global Funding Corp.
    6.13%, due 06/15/2007                                  $   271       $   305
    4.00%, due 01/15/2008                                      310           324
  Verizon Maryland Inc.
    5.13%, due 12/15/2033                                       91            86
Textile Mill Products (0.0%)
  Mohawk Industries, Inc.
    7.20%, due 04/15/2012                                       20            23
Variety Stores (0.9%)
  Target Corporation
    5.50%, due 04/01/2007                                       91           100
  Wal-Mart Stores, Inc.
    5.45%, due 08/01/2006                                      158           174
    6.88%, due 08/10/2009                                      244           294
                                                                         -------
Total Corporate Debt Securities (cost: $15,720)                           16,347
                                                                         -------

CONVERTIBLE BONDS (0.2%)
Electronic Components & Accessories (0.2%)
  LSI Logic Corporation
    4.00%, due 02/15/2005                                      130           128
                                                                         -------
Total Convertible Bonds (cost: $127)                                         128
                                                                         -------

                                                           Shares         Value
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.5%)
Automotive (0.5%)
  General Motors Corporation                                12,455        $  310
                                                                          ------
Total Convertible Preferred Stocks (cost: $311)                310
                                                                          ------
PREFERRED STOCKS (0.3%)
Automotive (0.3%)
  General Motors Corporation                                 7,480           168
                                                                          ------
Total Preferred Stocks (cost: $177)                            168
                                                                          ------
COMMON STOCKS (52.2%)
Air Transportation (0.8%)
  FedEx Corporation                                          4,875           302
  Southwest Airlines Co.                                    12,135           209
Amusement & Recreation Services (0.5%)
  Westwood One, Inc. (a)                                     8,675           294
Automotive (1.3%)
  Bayerische Motoren Werke AG (BMW)                          9,126           351
  Honeywell International Inc.                              16,330           438
Beverages (2.5%)
  Anheuser-Busch Companies, Inc.                            14,850           758
  Coca-Cola Enterprises Inc.                                 7,500           136
  Diageo PLC                                                 8,908            95
  Pepsi Bottling Group, Inc. (The)                          11,585        $  232
  PepsiCo, Inc.                                              6,080           271
Business Services (0.5%)
  Clear Channel Communications, Inc. (a)                     6,770           287
Chemicals & Allied Products (3.9%)
  Avon Products, Inc. (b)                                    2,940           183
  Colgate-Palmolive Company                                  8,025           465
  du Pont (E.I.) de Nemours and Company                      6,815           284
  Potash Corporation of Saskatchewan Inc.                    4,845           310
  Procter & Gamble Company (The)                             9,230           823
  Reckitt Benckiser PLC                                     13,465           247
  Syngenta AG-ADR                                            8,000            81
Commercial Banks (3.2%)
  Bank of America Corporation                                1,580           125
  Citigroup Inc.                                            21,900           937
  FleetBoston Financial Corporation                          8,120           241
  SunTrust Banks, Inc.                                       3,755           223
  U.S. Bancorp                                               5,970           146
  Wachovia Corporation                                       6,490           259
Communication (2.0%)
  Comcast Corporation-Class A (a)                            7,750           234
  Liberty Media Corporation-Class A (a)                     49,280           570
  Viacom, Inc.-Class B (a)                                  10,050           439
Communications Equipment (0.5%)
  Nokia Oyj-ADR                                             18,345           301
Computer & Data Processing Services (1.9%)
  Automatic Data Processing, Inc.                            6,210           210
  Microsoft Corporation                                     20,350           521
  Yahoo! Inc. (a)                                           12,250           401
Computer & Office Equipment (2.6%)
  Cisco Systems, Inc. (a)                                   16,750           280
  Dell Computer Corporation (a)                             14,850           475
  International Business Machines
    Corporation                                              7,350           606
  Lexmark International Group, Inc. (a)                      3,425           242
Drug Stores & Proprietary Stores (0.3%)
  Walgreen Co.                                               5,535           167
Electric Services (0.4%)
  EnCana Corporation (CAD)                                   3,193           122
  EnCana Corporation (USD)                                   3,045           117
Electronic & Other Electric Equipment (1.1%)
  General Electric Company                                  24,140           692
Electronic Components & Accessories (2.3%)
  Linear Technology Corporation                              3,895           125
  Maxim Integrated Products                                  4,515           154

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Janus Balanced 4

Janus Balanced

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                            Shares        Value
--------------------------------------------------------------------------------
Electronic Components & Accessories (continued)
  Texas Instruments Incorporated                            21,935       $   386
  Tyco International Ltd.                                   37,820           718
Environmental Services (0.6%)
  Waste Management, Inc.                                    14,975           361
Food & Kindred Products (0.5%)
  Campbell Soup Company                                      2,620            64
  Kellogg Company                                            6,865           236
Furniture & Fixtures (0.8%)
  Lear Corporation (a)                                      11,220           516
Gas Production & Distribution (0.6%)
  El Paso Corporation                                       41,690           337
Hotels & Other Lodging Places (2.4%)
  Fairmont Hotels & Resorts Inc.                             4,645           109
  Four Seasons Hotels Inc. (b)                               9,295           402
  Marriott International, Inc.-Class A (b)                  15,430           593
  Starwood Hotels & Resorts Worldwide, Inc.                 13,290           380
Insurance (1.9%)
  AFLAC Incorporated                                         2,030            62
  Allstate Corporation (The)                                 6,395           228
  American International Group, Inc.                         3,850           212
  Berkshire Hathaway Inc.-Class B (a)                          271           660
Insurance Agents, Brokers & Service (1.8%)
  Marsh & McLennan Companies, Inc.                          21,865         1,117
Lumber & Other Building Materials (0.2%)
  Home Depot, Inc. (The)                                     4,270           141
Manufacturing Industries (0.3%)
  Mattel, Inc. (b)                                           9,665           183
Medical Instruments & Supplies (0.7%)
  Medtronic, Inc.                                            8,395           403
Motion Pictures (1.6%)
  AOL Time Warner Inc. (a)                                  38,820           625
  Fox Entertainment Group, Inc.-Class A (a)                 11,335           326
Oil & Gas Extraction (2.2%)
  Anadarko Petroleum Corporation                             8,325           370
  Apache Corporation                                         6,551           426
  Total Fina Elf SA                                          2,790           422
  Total Fina Elf SA-ADR                                      1,800           136
Paper & Allied Products (1.4%)
  3M Company                                                 6,445           831
Petroleum Refining (1.5%)
  Exxon Mobil Corporation                                   19,160           688
  Royal Dutch Petroleum Company-NY
    Registered Shares                                        5,000           233
Pharmaceuticals (4.5%)
  Forest Laboratories, Inc. (a)                              7,310           400
  Johnson & Johnson                                          7,565           391
  Merck & Co., Inc.                                          7,075           428
  Pfizer Inc.                                               23,770           812
  Roche Holdings AG                                          8,152           641
Printing & Publishing (1.5%)
  Dow Jones & Company, Inc. (b)                              7,000           301
  Gannett Co., Inc.                                          8,330           641
Radio, Television & Computer Stores (0.7%)
  Best Buy Co., Inc. (a)(b)                                 10,230           449
Railroads (0.6%)
  Canadian National Railway Company                          7,300           352
Retail Trade (0.8%)
  InterActiveCorp (a)(b)                                     8,375           331
  Tiffany & Co.                                              5,000           163
Security & Commodity Brokers (1.0%)
  American Express Company                                   8,050           337
  Goldman Sachs Group, Inc. (The) (b)                        3,510           294
Telecommunications (0.5%)
  Verizon Communications, Inc.                               7,150           282
Textile Mill Products (0.4%)
  Mohawk Industries, Inc. (a)                                4,185           232
Transportation Equipment (0.4%)
  General Dynamics Corporation (b)                           3,035           220
Variety Stores (1.1%)
  Costco Wholesale Corporation (a)                           9,135           334
  Wal-Mart Stores, Inc.                                      6,705           360
Wholesale Trade Nondurable Goods (0.4%)
  SYSCO Corporation                                          8,750           263
                                                                         -------
Total Common Stocks (cost: $29,129)                                       31,749
                                                                         -------

                                                           Principal       Value
--------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (8.1%)
Debt (5.9%)
Bank Notes (0.2%)
  National Bank of Commerce
    1.02%, due 10/21/2003                                     $93            $93
Commercial Paper (0.1%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                      37             37
Euro Dollar Overnight (0.1%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                      37             37

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Janus Balanced 5

Janus Balanced

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                            Principal      Value
--------------------------------------------------------------------------------
Euro Dollar Terms (2.1%)
  Bank of Montreal
    1.08%, due 07/02/2003                                     $ 74          $ 74
    1.15%, due 07/09/2003                                       21            21
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                                      186           186
  BNP Paribas SA
    1.03%, due 07/21/2003                                      223           223
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                                       93            93
    1.23%, due 07/07/2003                                      242           242
  Danske Bank A/S
    1.04%, due 07/28/2003                                      186           186
  Royal Bank of Canada
    1.03%, due 07/07/2003                                       93            93
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                                      149           149
Master Notes (0.3%)
  Morgan Stanley Dean Witter & Co
    1.43%, due 09/26/2003                                      186           186
Medium Term Notes (0.4%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                                      186           186
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                       56            56
  Parkland (USA) LLC
    1.02%, due 11/26/2003                                       19            19
Repurchase Agreements (2.7%) (c)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                                      558           558
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                                      186           186
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                                      611           611
  Morgan Stanley Dean Witter & Co
    1.48%, due 07/01/2003                                      335           335

                                                        Shares          Value
--------------------------------------------------------------------------------
Investment Companies (2.2%)
Money Market Funds (2.2%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                                539,012        $    539
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                                142,664             143
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.05%                                697,474             697
                                                                       --------
Total Security Lending Collateral (cost: $4,950)                          4,950
                                                                       --------
Total Investment Securities (cost: $59,657)                            $ 63,133
                                                                       ========
SUMMARY:
  Investment securities, at value                         103.8%       $ 63,133
  Liabilities in excess of other assets                    (3.8)%        (2,318)
                                                      ---------        --------
  Net assets                                              100.0%       $ 60,815
                                                      =========        ========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $4,763.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $1,717.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Janus Balanced 6

Janus Balanced

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $59,657)
     (including $4,763 of securities loaned)                           $ 63,133
  Cash                                                                    2,906
  Receivables:
     Investment securities sold                                             138
     Interest                                                               372
     Dividends                                                               22
     Dividend reclaims receivable                                             2
  Other                                                                      10
                                                                       --------
                                                                         66,583
                                                                       --------
Liabilities:
  Investment securities purchased                                           747
  Accounts payable and accrued liabilities:
     Management and advisory fees                                            52
  Payable for securities on loan                                          4,950
  Other                                                                      19
                                                                       --------
                                                                          5,768
                                                                       --------
Net Assets                                                             $ 60,815
                                                                       ========
Net Assets Consist of:
  Capital stock, 50,000 shares authorized ($.01 par value)             $     61
  Additional paid-in capital                                             57,605
  Undistributed net investment income (loss)                                419
  Accumulated net realized gain (loss) from investment
     securities and foreign currency transactions                          (747)
  Net unrealized appreciation (depreciation) on:
     Investment securities                                                3,476
     Translation of assets and liabilities denominated in
       foreign currencies                                                     1
                                                                       --------
Net Assets                                                             $ 60,815
                                                                       ========
Shares Outstanding:
  Initial Class                                                           6,050
  Service Class                                                               9
Net Asset Value and Offering Price Per Share:
  Initial Class                                                        $  10.04
  Service Class                                                           10.03

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                              $   425
  Dividends                                                                 177
  Income from loaned securities-net                                           1
     Less withholding taxes on foreign dividends                             (7)
                                                                        -------
                                                                            596
                                                                        -------
Expenses:
  Management and advisory fees                                              221
  Transfer agent fees                                                         1
  Printing and shareholder reports                                           20
  Custody fees                                                               21
  Administration fees                                                        14
  Auditing and accounting fees                                                6
  Directors fees                                                              1
                                                                        -------
  Total expenses                                                            284
                                                                        -------
Net Investment Income (Loss)                                                312
                                                                        -------
Net Realized Gain (Loss) from:
  Investment securities                                                    (284)
  Foreign currency transactions                                              (1)
                                                                        -------
                                                                           (285)
                                                                        -------
Net Increase (Decrease) in Unrealized Appreciation
  (Depreciation) on:
  Investment securities                                                   3,536
  Translation of assets and liabilities denominated
     in foreign currency                                                      1
                                                                        -------
                                                                          3,537
                                                                        -------
Net Gain (Loss) on Investment Securities and Foreign
  Currency Transactions                                                   3,252
                                                                        -------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                       $ 3,564
                                                                        =======

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Janus Balanced 7

Janus Balanced

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                        June 30,
                                                          2003      December 31,
                                                       (unaudited)    2002(a)
                                                       -----------   ---------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                          $    312     $    107
  Net realized gain (loss) from
     investment securities and foreign
     currency transactions                                  (285)        (462)
  Net unrealized appreciation
     (depreciation) on investment
     securities and foreign currency
     translation                                           3,537          (60)
                                                        --------     --------
                                                           3,564         (415)
                                                        --------     --------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                            --           --
     Service Class                                            --           --
                                                        --------     --------
                                                              --           --
                                                        --------     --------
  From net realized gains:
     Initial Class                                            --           --
     Service Class                                            --           --
                                                        --------     --------
                                                              --           --
                                                        --------     --------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                        34,318       45,216
     Service Class                                            87           --
                                                        --------     --------
                                                          34,405       45,216
                                                        --------     --------
  Dividends and distributions reinvested:
     Initial Class                                            --           --
     Service Class                                            --           --
                                                        --------     --------
                                                              --           --
                                                        --------     --------
  Cost of shares redeemed:
     Initial Class                                       (14,387)      (7,568)
     Service Class                                            --           --
                                                        --------     --------
                                                         (14,387)      (7,568)
                                                        --------     --------
                                                          20,018       37,648
                                                        --------     --------
Net increase (decrease) in net assets                     23,582       37,233
                                                        --------     --------
Net Assets:
  Beginning of period                                     37,233           --
                                                        --------     --------
  End of period                                         $ 60,815     $ 37,233
                                                        ========     ========
Undistributed Net Investment
  Income (Loss)                                         $    419     $    107
                                                        ========     ========
Share Activity:
  Shares issued:
     Initial Class                                         3,602        4,748
     Service Class                                             9           --
                                                        --------     --------
                                                           3,611        4,748
                                                        --------     --------
  Shares issued-reinvested from distributions:
     Initial Class                                            --           --
     Service Class                                            --           --
                                                        --------     --------
                                                              --           --
                                                        --------     --------
  Shares redeemed:
     Initial Class                                        (1,477)        (823)
     Service Class                                            --           --
                                                        --------     --------
                                                          (1,477)        (823)
                                                        --------     --------
Net increase (decrease) in shares
  outstanding                                              2,134        3,925
                                                        ========     ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Janus Balanced 8

Janus Balanced

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
--------------------------------------------------------------------------------------
Initial Class   06/30/2003     $  9.49      $   0.06         $   0.49       $   0.55
                12/31/2002       10.00          0.07            (0.58)         (0.51)
--------------------------------------------------------------------------------------
Service Class   06/30/2003        9.73          0.02             0.28           0.30
--------------------------------------------------------------------------------------

                 For a share outstanding throughout each period (a)
                ----------------------------------------------------
                             Distributions
                ---------------------------------------
                                                          Net Asset
                  From Net    From Net                     Value,
                 Investment   Realized       Total           End
                   Income       Gains    Distributions    of Period
-------------------------------------------------------------------
Initial Class        $--         $--          $--        $   10.04
                      --          --           --             9.49
-------------------------------------------------------------------
Service Class         --          --           --            10.03
-------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
-------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           5.80%          $ 60,726        1.15%        1.15%            1.26%       30%
                12/31/2002          (5.10)            37,233        1.40         1.59             1.08        42
-------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003           3.08                 89        1.43         1.43             1.17        30
-------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-May 1, 2002
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Janus Balanced 9

Janus Balanced

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Janus Balanced ("the Fund"), part of ATSF, began operations on May 1, 2002.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amounts of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded for on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Janus Balanced 10

Janus Balanced

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

    0.90% of the first $500 million of ANA
    0.85% of the next $500 million of ANA
    0.80% of ANA over $1 billion

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.40% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $2. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Janus Balanced 11

Janus Balanced

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                    $27,541
  U.S. Government                                                          8,144
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                      8,200
  U.S. Government                                                          4,519

NOTE 4. FEDERAL TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

         Capital Loss
         Carryforward                                  Available through
        --------------                                ------------------
             $356                                      December 31, 2010

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002 of $64 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                 $ 59,713
                                                                       ========
Unrealized Appreciation                                                $  3,652
Unrealized (Depreciation)                                                  (232)
                                                                       --------
Net Unrealized Appreciation (Depreciation)                             $  3,420
                                                                       ========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                               Janus Balanced 12

Janus Global

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                            Principal     Value
--------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS (1.1%)
  Federal Republic of Germany
    4.50%, due 01/04/2013                                     $5,770      $6,998
                                                                          ------
Total Foreign Government Obligations (cost: $7,191)                        6,998
                                                                          ------

                                                         Shares         Value
--------------------------------------------------------------------------------
PREFERRED STOCKS (0.8%)
Australia (0.2%)
  News Corporation Limited (The)                         159,288      $      982
Brazil (0.3%)
  Petroleo Brasileiro SA-Petrobras-ADR                   122,695           2,179
Germany (0.3%)
  Porsche AG (b)                                           3,911           1,650
                                                                      ----------
Total Preferred Stocks (cost: $5,424)                                      4,811
                                                                      ----------
COMMON STOCKS (95.6%)
Australia (1.6%)
  News Corporation Limited (The)                         777,227           5,841
  News Corporation Limited (The)-ADR (b)                  60,350           1,827
  Westpac Banking Corporation                            207,236           2,260
Bermuda (1.1%)
  Tyco International Ltd.                                247,505           4,698
  Willis Group Holdings Limited                           77,890           2,395
Brazil (0.5%)
  Companhia Vale do Rio Doce-ADR                         102,625           3,044
Canada (2.2%)
  Canadian Natural Resources Ltd.                         72,632           2,880
  EnCana Corporation (b)                                 276,625          10,551
China (0.5%)
  China Telecom Corporation, Ltd.                     11,016,000           2,529
  China Telecom Corporation, Ltd.-ADR (a)(b)              22,655             515
Denmark (0.9%)
  Danske Bank A/S                                        296,206           5,774
Finland (1.5%)
  Nokia Oyj                                              382,679           6,309
  Nokia Oyj-ADR                                          177,325           2,913
France (4.8%)
  Air Liquide                                             16,236           2,410
  Aventis SA                                             155,961           8,590
  Societe Generale-Class A                                47,979           3,045
  Total Fina Elf SA                                      106,307          16,083
Germany (3.1%)
  adidas-Salomon AG (b)                                   36,154           3,095
  Bayerische Motoren Werke AG (BMW)                       83,388           3,207
  Deutsche Borse AG                                       33,288           1,756
  Deutsche Telekom AG (a)                                539,729           8,246
  METRO AG (b)                                            91,953           2,929
Hong Kong (2.1%)
  China Mobile (Hong Kong) Limited                     4,038,770           9,529
  CNOOC Limited                                        2,299,455           3,391
India (1.3%)
  Reliance Industries Limited                          1,166,542           8,180
Israel (1.4%)
  Check Point Software Technologies, Ltd. (a)            240,085           4,694
  Teva Pharmaceutical Industries Ltd.-ADR                 75,865           4,319
Italy (2.9%)
  Banca Intesa SpA                                       956,096           3,061
  ENI-Ente Nazionale Idrocarburi (b)                     527,185           8,014
  Telecom Italia SpA (b)                                 160,998           1,464
  Telecom Italia SpA-RNC (b)                             251,821           1,381
  UniCredito Italiano SpA (b)                            914,545           4,368
Japan (6.0%)
  Canon Inc.                                             206,000           9,462
  Honda Motor Co., Ltd.                                  163,600           6,206
  Japan Tobacco Inc.                                         210           1,136
  Kao Corporation                                        276,000           5,143
  Nomura Securities Co., Ltd. (The)                      219,000           2,782
  Rohm Company, Ltd.                                      18,400           2,008
  Takeda Chemical Industries, Ltd.                       129,800           4,794
  Yamanouchi Pharmaceutical Co., Ltd.                    211,600           5,522
Mexico (0.9%)
  Grupo Televisa SA de CV-ADR                            168,470           5,812
Netherlands (2.2%)
  STMicroelectronics NV (b)                              463,886           9,737
  STMicroelectronics NV-NY Registered Shares             178,194           3,705
Norway (0.5%)
  Statoil ASA (b)                                        366,080           3,116
Russia (1.0%)
  YUKOS Oil Company-ADR (b)                              109,958           6,158
South Korea (2.6%)
  Samsung Electronics Co., Ltd.                           55,020          16,372
Spain (1.0%)
  Banco Popular Espanol SA                               117,270           5,932
Sweden (1.4%)
  Assa Abloy AB-Class B Free                             305,375           2,959
  Atlas Copco AB-A Shares                                215,583           5,458
Switzerland (6.8%)
  Credit Suisse Group                                    214,453           5,652
  Givaudan SA-Registered Shares                            7,402           3,119
  Roche Holdings AG                                      225,382          17,704
  Serono SA-Class B                                        5,146           3,028
  UBS AG-Registered Shares                               229,791          12,801

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                   Janus Global 1

Janus Global

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                          Shares          Value
--------------------------------------------------------------------------------
United Kingdom (7.8%)
  Abbey National PLC                                      256,049      $   1,989
  BP PLC                                                  668,395          4,638
  British Sky Broadcasting Group PLC (a)                  193,154          2,141
  Compass Group PLC                                     1,183,974          6,387
  Diageo PLC                                              295,468          3,156
  GlaxoSmithKline PLC                                     131,285          2,651
  Reckitt Benckiser PLC                                   166,534          3,057
  Royal Bank of Scotland Group PLC (The)                  371,078         10,414
  Vodafone Group PLC                                    3,697,872          7,235
  Vodafone Group PLC-ADR (b)                               90,105          1,771
  WPP Group PLC                                           680,229          5,335
United States (41.5%)
  Abbott Laboratories                                      93,565          4,094
  Allstate Corporation (The)                              123,995          4,420
  Altria Group, Inc.                                      130,950          5,950
  American Express Company                                 82,370          3,444
  Anadarko Petroleum Corporation                           50,795          2,259
  AOL Time Warner Inc. (a)                                787,710         12,674
  Bank of America Corporation                              59,075          4,669
  Bank of New York Company, Inc. (The)                    139,340          4,006
  Baxter International Inc.                                17,955            467
  Cendant Corporation (a)(b)                              377,520          6,916
  Cisco Systems, Inc. (a)                                 332,860          5,555
  Citigroup Inc.                                          403,380         17,265
  Clear Channel Communications, Inc. (a)                  161,164          6,832
  Comcast Corporation-Class A (a)                          95,025          2,868
  Comcast Corporation-Special Class A (a)                  51,365          1,481
  Computer Associates International, Inc. (b)             141,635          3,156
  Costco Wholesale Corporation (a)                         91,935          3,365
  Dell Computer Corporation (a)                           170,250          5,441
  Disney (Walt) Company (The)                             139,630          2,758
  EOG Resources, Inc.                                      69,700          2,916
  Fannie Mae                                               82,160          5,541
  Fiserv, Inc. (a)                                        104,292          3,714
  Freddie Mac                                              53,705          2,727
  Gannett Co., Inc.                                        40,075          3,078
  Goldman Sachs Group, Inc. (The)                          15,075          1,263
  Home Depot, Inc. (The)                                   47,965          1,589
  InterActiveCorp (a)(b)                                  221,665          8,771
  International Business Machines
    Corporation                                            56,460          4,658
  International Game Technology (a)(b)                     31,435          3,217
  Liberty Media Corporation-Class A (a)                   409,261          4,731
  Lockheed Martin Corporation                              64,600          3,073
  Marsh & McLennan Companies, Inc.                        235,655         12,035
  McGraw-Hill Companies, Inc. (The)                        67,765          4,201
  Medtronic, Inc.                                         175,525          8,420
  Microsoft Corporation                                   657,040         16,827
  Moody's Corporation                                      45,040          2,374
  New York Times Company (The)-Class A                     42,025          1,912
  Northern Trust Corporation                               42,020          1,756
  Northrop Grumman Corporation                            107,340          9,262
  Pfizer Inc.                                             500,220         17,083
  Raytheon Company                                        127,500          4,187
  SLM Corporation                                          92,385          3,619
  Starwood Hotels & Resorts Worldwide, Inc.               108,900          3,113
  State Street Corporation                                 69,745          2,748
  Texas Instruments Incorporated                          112,065          1,972
  United Technologies Corporation                          59,840          4,238
  UnitedHealth Group Incorporated                         158,220          7,951
  Viacom, Inc.-Class B (a)                                 83,040          3,626
  Wachovia Corporation                                     82,035          3,278
  Walgreen Co.                                            126,355          3,803
  Xilinx, Inc. (a)                                        139,790          3,538
                                                                       ---------
Total Common Stocks (cost: $578,990)                                     595,519
                                                                       ---------

                                                         Principal        Value
--------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (11.0%)
Debt (7.9%)
Bank Notes (0.2%)
  National Bank of Commerce
    1.02%, due 10/21/2003                                  $1,283         $1,283
Commercial Paper (0.1%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                     511            511
Euro Dollar Overnight (0.1%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                     513            513
Euro Dollar Terms (2.8%)
  Bank of Montreal
    1.08%, due 07/02/2003                                   1,026          1,026
    1.15%, due 07/09/2003                                     295            295
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                                   2,566          2,566
  BNP Paribas SA
    1.03%, due 07/21/2003                                   3,079          3,079
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                                   1,283          1,283
    1.23%, due 07/07/2003                                   3,336          3,336
  Danske Bank A/S
    1.04%, due 07/28/2003                                   2,566          2,566
  Royal Bank of Canada
    1.03%, due 07/07/2003                                   1,283          1,283
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                                   2,053          2,053
Master Notes (0.4%)
  Morgan Stanley Dean Witter & Co.
    1.43%, due 09/26/2003                                   2,566          2,566

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                 Janus Global 2

Janus Global

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                         Principal        Value
--------------------------------------------------------------------------------
Medium Term Notes (0.6%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                                  $2,566         $2,566
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                     770            770
  Parkland (USA) LLC
    1.02%, due 11/26/2003                                     257            257
Repurchase Agreements (3.7%)(c)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                                   7,698          7,698
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                                   2,566          2,566
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                                   8,465          8,465
  Morgan Stanley Dean Witter & Co.
    1.48%, due 07/01/2003                                   4,619          4,619

                                                     Shares             Value
--------------------------------------------------------------------------------
Investment Companies (3.1%)
Money Market Funds (3.1%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                            7,441,033        $   7,441
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                            1,969,461            1,969
  Merrimac Cash Series Fund-Premium Class
    1-day yield of 1.05%                            9,628,594            9,629
                                                                     ---------
Total Security Lending Collateral (cost: $68,340)                       68,340
                                                                     ---------
Total Investment Securities (cost: $659,945)                         $ 675,668
                                                                     =========
SUMMARY:
  Investment securities, at value                       108.5%       $ 675,668
  Liabilities in excess of other assets                  (8.5)%        (52,984)
                                                  -----------        ---------
  Net assets                                            100.0%       $ 622,684
                                                  ===========        =========

                                          Percentage of
                                           Net Assets         Value
--------------------------------------------------------------------------------
INVESTMENTS BY INDUSTRY:
  Commercial Banks                            14.3%       $  89,018
  Pharmaceuticals                              9.5%          59,195
  Oil & Gas Extraction                         7.5%          46,996
  Telecommunications                           4.8%          29,825
  Computer & Data Processing Services          4.6%          28,391
  Electronic Components & Accessories          4.1%          25,658
  Computer & Office Equipment                  4.0%          25,116
  Motion Pictures                              3.4%          21,324
  Chemicals & Allied Products                  3.1%          19,200
  Aerospace                                    2.7%          16,573
  Electronic & Other Electric Equipment        2.6%          16,372
  Communication                                2.5%          15,551
  Business Services                            2.3%          14,541
  Insurance Agents, Brokers & Service          2.3%          14,430
  Insurance                                    2.0%          12,371
  Apparel Products                             1.8%          11,275
  Automotive                                   1.8%          11,063
  Electric Services                            1.7%          10,551
  Security & Commodity Brokers                 1.5%           9,245
  Communications Equipment                     1.5%           9,222
  Printing & Publishing                        1.5%           9,191
  Food & Kindred Products                      1.5%           9,069
  Medical Instruments & Supplies               1.4%           8,887
  Retail Trade                                 1.4%           8,771
  U.S. Government Agencies                     1.3%           8,268
  Radio & Television Broadcasting              1.3%           7,953
  Business Credit Institutions                 1.1%           6,998
  Personal Services                            1.1%           6,916
  Restaurants                                  1.0%           6,387
  Manufacturing Industries                     1.0%           6,176
  Industrial Machinery & Equipment             0.9%           5,458
  Petroleum Refining                           0.7%           4,638
  Instruments & Related Products               0.7%           4,187
  Drug Stores & Proprietary Stores             0.6%           3,803
  Personal Credit Institutions                 0.6%           3,619
  Variety Stores                               0.5%           3,365
  Beverages                                    0.5%           3,156
  Hotels & Other Lodging Places                0.5%           3,113
  Metal Mining                                 0.5%           3,044
  Department Stores                            0.5%           2,929
  Amusement & Recreation Services              0.4%           2,758
  Lumber & Other Building Materials            0.3%           1,589
  Tobacco Products                             0.2%           1,136
                                             -----        ---------
  Investments, at value                       97.5%         607,328
  Short-term investments                      11.0%          68,340
  Liabilities in excess of other assets       (8.5)%        (52,984)
                                             -----        ---------
  Net assets                                 100.0%       $ 622,684
                                             =====        =========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                 Janus Global 3

Janus Global

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                      FORWARD FOREIGN CURRENCY CONTRACTS:
--------------------------------------------------------------------------------
                                                                       Net
                                                    Amount in       Unrealized
                          Bought    Settlement     U.S. Dollars    Appreciation
Currency                  (Sold)       Date       Bought (Sold)   (Depreciation)
--------------------------------------------------------------------------------

Euro Dollar                  527    07/01/2003      $    603       $     3
Euro Dollar              (12,300)   09/26/2003       (13,166)         (936)
Euro Dollar               10,700    09/26/2003        11,653           614
Euro Dollar                1,600    09/26/2003         1,860           (26)
Great British Pound          538    07/01/2003           896            (8)
Great British Pound           28    07/02/2003            47            --
Great British Pound       (3,500)   08/22/2003        (5,427)         (333)
Great British Pound        3,500    08/22/2003         5,485           276
Great British Pound         (600)   09/26/2003          (936)          (50)
Great British Pound          600    09/26/2003           977             8
Great British Pound       (1,200)   10/17/2003        (1,863)         (105)
Great British Pound        1,200    10/17/2003         1,913            55
Hong Kong Dollar         (93,600)   08/08/2003       (11,992)          (11)
Hong Kong Dollar          93,600    08/08/2003        11,999             3
Japanese Yen             (34,055)   07/01/2003          (286)            1
Japanese Yen             (26,849)   07/02/2003          (224)           --
Japanese Yen          (1,300,000)   08/08/2003       (10,984)          133
Japanese Yen           1,300,000    08/08/2003        11,204          (352)
Japanese Yen            (120,000)   09/26/2003        (1,006)            2
Japanese Yen             120,000    09/26/2003         1,028           (24)
Japanese Yen            (270,000)   10/17/2003        (2,252)           (7)
Japanese Yen             270,000    10/17/2003         2,303           (44)
Korean Won            (1,950,000)   11/12/2003        (1,596)          (22)
Korean Won             1,950,000    11/12/2003         1,616             1
New Mexican Peso         (36,500)   08/08/2003        (3,261)         (239)
New Mexican Peso           8,500    08/08/2003           823            (8)
New Mexican Peso          28,000    08/08/2003         2,598            86
Swiss Franc                   54    07/01/2003            40            --
Swiss Franc                  574    07/02/2003           425            --
Swiss Franc               (3,600)   10/17/2003        (2,593)          (76)
Swiss Franc                1,300    10/17/2003           963             1
Swiss Franc                2,300    10/17/2003         1,745           (40)
                                                    --------       -------
                                                    $  2,592       $(1,098)
                                                    ========       =======
NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $66,010.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $23,707.

DEFINITIONS:

ADR American Depositary Receipt

RNC Saving Non-Convertible Shares

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                 Janus Global 4

Janus Global

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $659,945)
     (including $66,010 of securities loaned)                       $   675,668
  Cash                                                                   20,571
  Foreign cash (cost: $61)                                                   61
  Receivables:
     Investment securities sold                                           2,024
     Interest                                                               154
     Dividends                                                            1,056
     Dividend reclaims receivable                                           191
  Unrealized appreciation on forward foreign
     currency contracts                                                   1,183
  Other                                                                     151
                                                                    -----------
                                                                        701,059
                                                                    -----------
Liabilities:
  Investment securities purchased                                         7,170
  Accounts payable and accrued liabilities:
     Management and advisory fees                                           432
  Payable for securities on loan                                         68,340
  Unrealized depreciation on forward foreign
     currency contracts                                                   2,281
  Other                                                                     152
                                                                    -----------
                                                                         78,375
                                                                    -----------
Net Assets                                                          $   622,684
                                                                    ===========
Net Assets Consist of:
  Capital stock, 100,000 shares authorized ($.01 par value)         $       445
  Additional paid-in capital                                          1,062,469
  Undistributed net investment income (loss)                              5,162
  Accumulated net realized gain (loss) from investments
     and foreign currency transactions                                 (460,021)
  Net unrealized appreciation (depreciation) on:
     Investment securities                                               15,723
     Translation of assets and liabilities denominated in
       foreign currencies                                                (1,094)
                                                                    -----------
Net Assets                                                          $   622,684
                                                                    ===========
Shares Outstanding:
  Initial Class                                                          44,503
  Service Class                                                               8
Net Asset Value and Offering Price Per Share:
  Initial Class                                                     $     13.99
  Service Class                                                           13.98

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                             $     87
  Dividends                                                               7,983
  Income from loaned securities-net                                         159
     Less withholding taxes on foreign dividends                           (871)
                                                                       --------
                                                                          7,358
                                                                       --------
Expenses:
  Management and advisory fees                                            2,363
  Transfer agent fees                                                         1
  Printing and shareholder reports                                          100
  Custody fees                                                              237
  Administration fees                                                        14
  Legal fees                                                                  4
  Auditing and accounting fees                                                6
  Directors fees                                                             12
  Other                                                                       8
                                                                       --------
  Total expenses                                                          2,745
                                                                       --------
Net Investment Income (Loss)                                              4,613
                                                                       --------
Net Realized Gain (Loss):
  Investment securities                                                 (55,275)
  Foreign currency transactions                                          (6,893)
                                                                       --------
                                                                        (62,168)
                                                                       --------
Net Increase (Decrease) in Unrealized
  Appreciation (Depreciation) on:
  Investment securities                                                  89,058
  Translation of assets and liabilities denominated in
     foreign currency                                                     5,063
                                                                       --------
                                                                         94,121
                                                                       --------
Net Gain (Loss) on Investment Securities and
  Foreign Currency Transactions                                          31,953
                                                                       --------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                      $ 36,566
                                                                       ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                 Janus Global 5

Janus Global

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                      June 30,
                                                       2003         December 31,
                                                    (unaudited)        2002
                                                    -----------     -----------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                      $     4,613     $     5,065
  Net realized gain (loss) from
     investment securities and foreign
     currency transactions                              (62,168)       (188,454)
  Net unrealized appreciation
     (depreciation) on investment
     securities and foreign currency
     translation                                         94,121         (73,753)
                                                    -----------     -----------
                                                         36,566        (257,142)
                                                    -----------     -----------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --         (21,431)
     Service Class                                           --              --
                                                    -----------     -----------
                                                             --         (21,431)
                                                    -----------     -----------
  From net realized gains:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                    -----------     -----------
                                                    -----------     -----------
                                                    -----------     -----------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                      293,086         196,686
     Service Class                                          106              --
                                                    -----------     -----------
                                                        293,192         196,686
                                                    -----------     -----------
  Dividends and distributions reinvested:
     Initial Class                                           --          21,431
     Service Class                                           --              --
                                                    -----------     -----------
                                                             --          21,431
                                                    -----------     -----------
  Cost of shares redeemed:
     Initial Class                                     (342,431)       (386,379)
     Service Class                                           --              --
                                                    -----------     -----------
                                                       (342,431)       (386,379)
                                                    -----------     -----------
                                                        (49,239)       (168,262)
                                                    -----------     -----------
Net increase (decrease) in net assets                   (12,673)       (446,835)
                                                    -----------     -----------
Net Assets:
  Beginning of period                                   635,357       1,082,192
                                                    -----------     -----------
  End of period                                     $   622,684     $   635,357
                                                    ===========     ===========
Undistributed Net Investment
  Income (Loss)                                     $     5,162     $       549
                                                    ===========     ===========
Share Activity:
  Shares issued:
     Initial Class                                       22,581          12,628
     Service Class                                            8              --
                                                    -----------     -----------
                                                         22,589          12,628
                                                    -----------     -----------
  Shares issued-reinvested from distributions:
     Initial Class                                           --           1,498
     Service Class                                           --              --
                                                    -----------     -----------
                                                             --           1,498
                                                    -----------     -----------
  Shares redeemed:
     Initial Class                                      (26,370)        (24,921)
     Service Class                                           --              --
                                                    -----------     -----------
                                                        (26,370)        (24,921)
                                                    -----------     -----------
Net increase (decrease) in shares
  outstanding                                            (3,781)        (10,795)
                                                    ===========     ===========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                 Janus Global 6

Janus Global

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
--------------------------------------------------------------------------------------
Initial Class   06/30/2003    $  13.16      $   0.10         $   0.73       $   0.83
                12/31/2002       18.32          0.09            (4.82)         (4.73)
                12/31/2001       23.97          0.10            (5.57)         (5.47)
                12/31/2000       37.46          0.02            (6.06)         (6.04)
                12/31/1999       23.71         (0.04)           16.42          16.38
                12/31/1998       19.04          0.05             5.61           5.66
--------------------------------------------------------------------------------------
Service Class   06/30/2003       12.97          0.04             0.97           1.01
--------------------------------------------------------------------------------------

                 For a share outstanding throughout each period (a)
                -----------------------------------------------------
                             Distributions
                ----------------------------------------
                                                           Net Asset
                  From Net     From Net                     Value,
                 Investment    Realized       Total           End
                   Income       Gains     Distributions    of Period
--------------------------------------------------------------------
Initial Class    $      --    $      --     $      --     $   13.99
                     (0.43)          --         (0.43)        13.16
                     (0.18)          --         (0.18)        18.32
                     (0.90)       (6.55)        (7.45)        23.97
                        --        (2.63)        (2.63)        37.46
                     (0.13)       (0.86)        (0.99)        23.71
--------------------------------------------------------------------
Service Class           --           --            --         13.98
--------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003            6.31%       $   622,572       0.93%        0.93%            1.56%           54%
                12/31/2002          (26.02)           635,357       0.92         0.92             0.60            67
                12/31/2001          (22.84)         1,082,192       0.95         0.95             0.50            83
                12/31/2000          (17.55)         1,717,573       0.89         0.89             0.06            82
                12/31/1999           71.10          1,926,210       0.92         0.92            (0.14)           68
                12/31/1998           30.01          1,069,765       0.95         0.95             0.23            87
------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            7.79                112       1.23         1.23             1.61            54
------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial class-December 3, 1992
        Service class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) For the year ended December 31, 2002, ratio of net expenses is net of fees paid indirectly. For the year ended December 31, 2001 and prior years, ratio of net expenses to average net assets is net of fees paid indirectly and credits allowed by the custodian.

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                 Janus Global 7

Janus Global

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Janus Global ("the Fund"), part of ATSF, began operations on December 3, 1992.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at the inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                 Janus Global 8

Janus Global

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward currency contracts at June 30, 2003, are listed in the Schedule of Investments.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.80% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.00% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                 Janus Global 9

Janus Global

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

amounts was $18. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                   $307,857
  U.S. Government                                                          2,675
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                    338,121
  U.S. Government                                                          3,655

NOTE 4. FEDERAL TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

            Capital Loss
            Carryforward                               Available through
            ------------                              ------------------

             $181,151                                 December 31, 2009
              198,150                                 December 31, 2010

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002 of $10,014 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                $ 669,456
                                                                      =========
Unrealized Appreciation                                               $  45,841
Unrealized (Depreciation)                                               (39,629)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $   6,212
                                                                      =========


AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                 Janus Global 10

Janus Growth

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                        Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS (87.5%)
Amusement & Recreation Services (1.4%)
  Mandalay Resort Group (b)                              719,455      $   22,915
Automotive Dealers & Service Stations (1.2%)
  Advance Auto Parts, Inc. (a)(b)                        315,815          19,233
Business Services (7.7%)
  Clear Channel Communications, Inc. (a)               1,965,535          83,319
  eBay Inc. (a)                                          370,420          38,589
Chemicals & Allied Products (5.0%)
  Avon Products, Inc.                                    267,255          16,623
  Colgate-Palmolive Company                              735,805          42,640
  Lauder (Estee) Companies Inc.
    (The)-Class A                                         44,575           1,495
  Procter & Gamble Company (The)                         216,055          19,268
Commercial Banks (2.6%)
  Citigroup Inc.                                         551,220          23,592
  MBNA Corporation                                       819,120          17,070
Communication (11.3%)
  Liberty Media Corporation-Class A (a)                6,690,937          77,347
  Viacom, Inc.-Class B (a)                             2,340,870         102,202
Computer & Data Processing Services (7.0%)
  Check Point Software
    Technologies, Ltd. (a)                             1,017,875          19,899
  Electronic Arts Inc. (a)                               309,555          22,904
  Mercury Interactive Corporation (a)(b)                 200,025           7,723
  VERITAS Software Corporation (a)                       651,005          18,664
  Yahoo! Inc. (a)(b)                                   1,284,100          42,067
Computer & Office Equipment (2.3%)
  Cisco Systems, Inc. (a)                              1,241,500          20,721
  Lexmark International Group, Inc. (a)                  214,080          15,150
Department Stores (1.2%)
  Kohl's Corporation (a)                                 374,800          19,257
Electronic Components & Accessories (3.0%)
  Maxim Integrated Products                              826,506          28,258
  Xilinx, Inc. (a)                                       764,637          19,353
Food Stores (0.8%)
  Krispy Kreme Doughnuts, Inc. (a)(b)                    310,675          12,794
Hotels & Other Lodging Places (0.4%)
  Starwood Hotels & Resorts
    Worldwide, Inc.                                      229,195           6,553
Insurance (6.0%)
  AFLAC Incorporated                                     518,850          15,955
  UnitedHealth Group Incorporated                        604,120          30,357
  WellPoint Health Networks Inc. (a)                     588,860          49,641
Insurance Agents, Brokers & Service (1.8%)
  Marsh & McLennan Companies, Inc.                       565,685          28,890
Manufacturing Industries (2.3%)
  International Game Technology (a)                      362,740          37,119
Medical Instruments & Supplies (7.8%)
  Biomet, Incorporated                                   478,510          13,714
  Boston Scientific Corporation (a)                      406,535          24,839
  Medtronic, Inc.                                      1,790,760          85,903
Oil & Gas Extraction (2.2%)
  Anadarko Petroleum Corporation                         373,570          16,613
  EOG Resources, Inc.                                    182,190           7,623
  Nabors Industries Ltd. (a)                             281,910          11,150
Personal Credit Institutions (1.0%)
  SLM Corporation                                        402,915          15,782
Personal Services (2.0%)
  Cendant Corporation (a)(b)                           1,760,430          32,251
Pharmaceuticals (15.9%)
  Alcon, Inc.                                            168,855           7,717
  Altana AG                                               91,553           5,736
  Amgen Inc. (a)                                       1,021,450          67,865
  Cardinal Health, Inc.                                  286,165          18,400
  Forest Laboratories, Inc. (a)                          749,075          41,012
  Genentech, Inc. (a)                                    679,250          48,988
  Genzyme Corporation-
    General Division (a)                                 162,915           6,810
  Johnson & Johnson                                      174,080           9,000
  Novartis AG-ADR                                        255,485          10,171
  Roche Holdings AG                                      204,953          16,100
  Teva Pharmaceutical Industries Ltd.-
    ADR (b)                                              354,693          20,193
Retail Trade (3.7%)
  Amazon.com, Inc. (a)(b)                                738,770          26,958
  Staples, Inc. (a)                                    1,316,255          24,153
  Tiffany & Co.                                          218,880           7,153
U.S. Government Agencies (0.9%)
  Fannie Mae                                             217,540          14,671
                                                                      ----------
Total Common Stocks (cost: $1,285,726)
                                                                       1,392,400
                                                                      ----------

                                                        Principal        Value
--------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (5.4%)
Debt (3.9%)
Bank Notes (0.1%)
  National Bank of Commerce
    1.02%, due 10/21/2003                                 $1,609          $1,609

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                 Janus Growth 1

Janus Growth

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                         Principal        Value
--------------------------------------------------------------------------------
Commercial Paper (0.0%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                 $   641        $   641
Euro Dollar Overnight (0.0%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                     644            644
Euro Dollar Terms (1.4%)
  Bank of Montreal
    1.08%, due 07/02/2003                                   1,287          1,287
    1.15%, due 07/09/2003                                     370            370
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                                   3,218          3,218
  BNP Paribas SA
    1.03%, due 07/21/2003                                   3,861          3,861
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                                   1,609          1,609
    1.23%, due 07/07/2003                                   4,183          4,183
  Danske Bank A/S
    1.04%, due 07/28/2003                                   3,218          3,218
  Royal Bank of Canada
    1.03%, due 07/07/2003                                   1,609          1,609
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                                   2,574          2,574
Master Notes (0.2%)
  Morgan Stanley Dean Witter & Co
    1.43%, due 09/26/2003                                   3,218          3,218
Medium Term Notes (0.3%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                                   3,218          3,218
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                     965            965
  Parkland (USA) LLC
    1.02%, due 11/26/2003                                     322            322
Repurchase Agreements (1.9%) (c)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                                   9,654          9,654
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                                   3,218          3,218
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                                  10,619         10,619
  Morgan Stanley Dean Witter & Co
    1.48%, due 07/01/2003                                   5,792          5,792

                                                     Shares            Value
--------------------------------------------------------------------------------
Investment Companies (1.5%)
Money Market Funds (1.5%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                             9,331,873       $    9,332
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                             2,469,921            2,470
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.05%                            12,075,315           12,075
                                                                     ----------
Total Security Lending Collateral (cost: $85,706)                        85,706
                                                                     ----------
Total Investment Securities (cost: $1,371,432)                       $1,478,106
                                                                     ==========
SUMMARY:
  Investment securities, at value                         92.9%      $1,478,106
  Other assets in excess of liabilities                    7.1%         112,438
                                                  ------------       ----------
  Net assets                                             100.0%      $1,590,544
                                                  ============       ==========

                FORWARD FOREIGN CURRENCY CONTRACTS:
-------------------------------------------------------------------
                                                          Net
                                       Amount in       Unrealized
               Bought   Settlement    U.S. Dollars    Appreciation
Currency       (Sold)      Date      Bought (Sold)   (Depreciation)
-------------------------------------------------------------------

Swiss Franc   11,410   07/01/2003       $  8,469        $  (33)
Swiss Franc   10,027   07/02/2003          7,413            --
                                        --------        ------
                                        $ 15,882        $  (33)
                                        ========        ======

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $83,648.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $29,732.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                 Janus Growth 2

Janus Growth

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $1,371,432)
     (including $83,648 of securities loaned)                       $ 1,478,106
  Cash                                                                  206,298
  Receivables:
     Investment securities sold                                           8,507
     Interest                                                                72
     Dividends                                                              228
     Dividend reclaims receivable                                            19
  Other                                                                     142
                                                                    -----------
                                                                      1,693,372
                                                                    -----------
Liabilities:
  Investment securities purchased                                        15,848
  Accounts payable and accrued liabilities:
     Management and advisory fees                                         1,065
  Payable for securities on loan                                         85,706
  Unrealized depreciation on forward foreign
     currency contracts                                                      33
  Other                                                                     176
                                                                    -----------
                                                                        102,828
                                                                    -----------
Net Assets                                                          $ 1,590,544
                                                                    ===========
Net Assets Consist of:
  Capital stock, 175,000 shares authorized ($.01 par value)         $       592
  Additional paid-in capital                                          2,384,003
  Accumulated net investment income (loss)                               (2,628)
  Accumulated net realized gain (loss) from investment
     securities and foreign currency transactions                      (898,020)
  Net unrealized appreciation (depreciation) on:
     Investment securities                                              106,674
     Translation of assets and liabilities denominated in
       foreign currencies                                                   (77)
                                                                    -----------
Net Assets                                                          $ 1,590,544
                                                                    ===========
Shares Outstanding:
  Initial Class                                                          59,152
  Service Class                                                               5
Net Asset Value and Offering Price Per Share:
  Initial Class                                                     $     26.89
  Service Class                                                           26.87

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                            $     342
  Dividends                                                               2,252
  Income from loaned securities-net                                           5
     Less withholding taxes on foreign dividends                            (53)
                                                                      ---------
                                                                          2,546
                                                                      ---------
Expenses:
  Management and advisory fees                                            4,921
  Transfer agent fees                                                         1
  Printing and shareholder reports                                          130
  Custody fees                                                               61
  Administration fees                                                        12
  Legal fees                                                                  8
  Auditing and accounting fees                                                5
  Directors fees                                                             22
  Other                                                                      14
                                                                      ---------
  Total expenses                                                          5,174
                                                                      ---------
Net Investment Income (Loss)                                             (2,628)
                                                                      ---------
Net Realized Gain (Loss) from:
  Investment securities                                                 (68,544)
  Foreign currency transactions                                              69
                                                                      ---------
                                                                        (68,475)
                                                                      ---------
Net Increase (Decrease) in Unrealized
  Appreciation (Depreciation) on:
  Investment securities                                                 278,677
  Translation of assets and liabilities denominated in
     foreign currency                                                       (77)
                                                                      ---------
                                                                        278,600
                                                                      ---------
Net Gain (Loss) on Investment Securities and Foreign
  Currency Transactions                                                 210,125
                                                                      ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                     $ 207,497
                                                                      =========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                 Janus Growth 3

Janus Growth

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                      June 30,
                                                        2003        December 31,
                                                     (unaudited)        2002
                                                     -----------    ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                      $    (2,628)    $    (4,726)
  Net realized gain (loss) from
     investment securities and foreign
     currency transactions                              (68,475)       (283,393)
  Net unrealized appreciation
     (depreciation) on investment
     securities and foreign currency
     translation                                        278,600        (259,319)
                                                    -----------     -----------
                                                        207,497        (547,438)
                                                    -----------     -----------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --              --
     Services Class                                          --              --
                                                    -----------     -----------
                                                             --              --
                                                    -----------     -----------
  From net realized gains:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                    -----------     -----------
                                                             --              --
                                                    -----------     -----------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                      134,990          91,681
     Service Class                                          132              --
                                                    -----------     -----------
                                                        135,122          91,681
                                                    -----------     -----------
  Proceeds from fund acquisition:
     Initial Class                                      246,159              --
     Service Class                                           --              --
                                                    -----------     -----------
                                                        246,159              --
                                                    -----------     -----------
  Dividends and distributions reinvested:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                    -----------     -----------
                                                             --              --
                                                    -----------     -----------
  Cost of shares redeemed:
     Initial Class                                     (107,774)       (327,289)
     Service Class                                           --              --
                                                    -----------     -----------
                                                       (107,774)       (327,289)
                                                    -----------     -----------
                                                        273,507        (235,608)
                                                    -----------     -----------
Net increase (decrease) in net assets                   481,004        (783,046)
                                                    -----------     -----------
Net Assets:
  Beginning of period                                 1,109,540       1,892,586
                                                    -----------     -----------
  End of period                                     $ 1,590,544     $ 1,109,540
                                                    ===========     ===========
Accumulated Net Investment
  Income (Loss)                                     $    (2,628)    $         0
                                                    ===========     ===========
Share Activity:
  Shares issued:
     Initial Class                                        5,259           3,446
     Service Class                                            5              --
                                                    -----------     -----------
                                                          5,264           3,446
                                                    -----------     -----------
  Shares issued on fund acquisition:
     Initial Class                                        9,914              --
     Service Class                                           --              --
                                                    -----------     -----------
                                                          9,914              --
                                                    -----------     -----------
  Shares issued-reinvested from distributions:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                    -----------     -----------
                                                             --              --
                                                    -----------     -----------
  Shares redeemed:
     Initial Class                                       (4,525)        (12,900)
     Service Class                                           --              --
                                                    -----------     -----------
                                                         (4,525)        (12,900)
                                                    -----------     -----------
Net increase (decrease) in shares
  outstanding                                            10,653          (9,454)
                                                    ===========     ===========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                 Janus Growth 4

Janus Growth

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
--------------------------------------------------------------------------------------
Initial Class   06/30/2003    $  22.88     $   (0.05)       $    4.06      $    4.01
                12/31/2002       32.65         (0.09)           (9.68)         (9.77)
                12/31/2001       47.34         (0.12)          (13.24)        (13.36)
                12/31/2000       78.00         (0.14)          (21.10)        (21.24)
                12/31/1999       59.94         (0.04)           34.02          33.98
                12/31/1998       36.84          0.12            23.49          23.61
--------------------------------------------------------------------------------------
Service Class   06/30/2003       24.83         (0.04)            2.08           2.04
--------------------------------------------------------------------------------------
                 For a share outstanding throughout each period (a)
                -----------------------------------------------------
                             Distributions
                ----------------------------------------
                                                           Net Asset
                  From Net     From Net                     Value,
                 Investment    Realized       Total           End
                   Income       Gains     Distributions    of Period
--------------------------------------------------------------------
Initial Class    $      --    $      --     $      --     $   26.89
                        --           --            --         22.88
                        --        (1.33)        (1.33)        32.65
                     (0.10)       (9.32)        (9.42)        47.34
                     (1.17)      (14.75)       (15.92)        78.00
                     (0.09)       (0.42)        (0.51)        59.94
--------------------------------------------------------------------
Service Class           --           --            --         26.87
--------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           17.53%       $ 1,590,405       0.84%        0.84%           (0.43)%         37%
                12/31/2002          (29.92)         1,109,540       0.86         0.86            (0.33)          68
                12/31/2001          (28.20)         1,892,586       0.89         0.89            (0.33)          60
                12/31/2000          (28.94)         2,957,087       0.82         0.82            (0.18)          49
                12/31/1999           59.67          4,141,240       0.82         0.82            (0.05)          71
                12/31/1998           64.47          3,086,057       0.83         0.83             0.25           35
------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            8.22                139       1.14         1.14            (0.77)          37
------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-October 2, 1986
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                 Janus Growth 5

Janus Growth

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Janus Growth ("the Fund"), part of ATSF, began operations on October 2, 1986.

On May 1, 2003, the Fund acquired all the net assets of Janus Growth II pursuant to a plan of reorganization approved by shareholders of Janus Growth II on April 16, 2003. The acquisition was accomplished by a tax-free exchange of 9,914 shares of the Fund for the 6,961 shares of Janus Growth II outstanding on April 30, 2003. Janus Growth II's net assets at that date ($246,159), including $(4,068) of unrealized depreciation, were combined with those of the Fund, resulting in combined net assets of $1,411,921.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                 Janus Growth 6

Janus Growth

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from change in value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward currency contracts at June 30, 2002, are listed in the Schedule of Investments.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.80% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the stated annual limit of 1.00% through April 30, 2003. Subsequent to May 1, 2003, the operating expense limit was reduced to 0.85%. The combined expense limit for the six-months ended June 30, 2003, is 0.95%.

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $44. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                 Janus Growth 7

Janus Growth

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                   $397,859
  U.S. Government                                                             --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                    390,397
  U.S. Government                                                          8,315

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

              Capital Loss
              Carryforward                             Available through
              ------------                            ------------------
                $532,988                               December 31, 2009
                 273,808                               December 31, 2010

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002, of $19,409 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                              $ 1,375,927
                                                                    ===========
Unrealized Appreciation                                             $   191,762
Unrealized (Depreciation)                                               (89,583)
                                                                    -----------
Net Unrealized Appreciation (Depreciation)                          $   102,179
                                                                    ===========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                 Janus Growth 8

                     AEGON/TRANSAMERICA SERIES FUND, INC.

                   RESULTS OF SHAREHOLDER PROXY (unaudited)

Section 270.30d-1 under the Investment Company Act of 1940, as amended, titled, "Reports to Stockholders of Management Companies," requires regulated investment companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, AEGON/Transamerica Series Fund, Inc. solicited a vote by the shareholders for:

At a special meeting of shareholders held on April 16, 2003, the results of the Proposal were as follows:

Janus Growth II

Proposal 1: Approval of an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of Janus Growth II (the "Acquired Fund") by Janus Growth (the "Acquiring Fund") solely in exchange for shares of Acquiring Fund, followed by the complete liquidation of Acquired Fund.

               For         Against     Abstentions/Broker Non-Votes
          -------------   ---------   -----------------------------
            90.62%           3.04%                 6.34%

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                 Janus Growth 9

Jennison Growth

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                           Shares        Value
--------------------------------------------------------------------------------
COMMON STOCKS (95.8%)
Aerospace (0.1%)
  Lockheed Martin Corporation                               2,800        $   133
Automotive (0.9%)
  Harley-Davidson, Inc.                                    39,900          1,590
Automotive Dealers & Service Stations (0.2%)
  CarMax, Inc. (a)                                         10,400            314
Beverages (1.2%)
  Anheuser-Busch Companies, Inc.                           40,900          2,088
Business Services (3.4%)
  Clear Channel Communications, Inc. (a)                   34,100          1,445
  eBay Inc. (a)                                            13,400          1,396
  First Data Corporation                                   47,600          1,973
  Omnicom Group, Inc.                                      18,000          1,291
Chemicals & Allied Products (2.1%)
  Avon Products, Inc.                                      27,500          1,711
  Procter & Gamble Company (The)                           21,700          1,935
Commercial Banks (2.6%)
  Bank One Corporation                                     55,800          2,075
  Citigroup Inc.                                           60,033          2,569
Communication (2.7%)
  Viacom, Inc.-Class B (a)                                108,500          4,737
Communications Equipment (1.7%)
  Nokia Oyj-ADR                                           182,200          2,994
Computer & Data Processing Services (5.1%)
  Microsoft Corporation                                   257,200          6,587
  SAP AG-ADR (b)                                           84,700          2,475
Computer & Office Equipment (8.2%)
  Cisco Systems, Inc. (a)                                 295,600          4,934
  Dell Computer Corporation (a)                           124,100          3,961
  Hewlett-Packard Company                                 176,600          3,762
  International Business Machines
    Corporation                                            21,500          1,774
Department Stores (2.6%)
  Kohl's Corporation (a)(b)                                87,900          4,516
Electronic Components & Accessories (7.2%)
  Analog Devices, Inc. (a)                                 36,000          1,254
  Intel Corporation                                       214,500          4,458
  STMicroelectronics NV-
    NY Registered Shares                                   93,300          1,940
  Texas Instruments Incorporated                          165,200          2,908
  Xilinx, Inc. (a)                                         85,100          2,154
Food Stores (0.7%)
  Whole Foods Market, Inc. (a)(b)                          27,800          1,321
Furniture & Home Furnishings Stores (1.9%)
  Bed Bath & Beyond Inc. (a)                               86,700          3,365
Hotels & Other Lodging Places (1.1%)
  Marriott International, Inc.-Class A                     48,600          1,867
Industrial Machinery & Equipment (2.8%)
  Applied Materials, Inc. (a)                             149,300          2,368
  Novellus Systems, Inc. (a)(b)                            68,600          2,512
Instruments & Related Products (2.0%)
  Agilent Technologies, Inc. (a)(b)                        58,200          1,138
  KLA -Tencor Corporation (a)(b)                           52,800          2,455
Insurance (3.5%)
  American International Group, Inc.                       73,600          4,061
  XL Capital Ltd.-Class A                                  25,200          2,092
Lumber & Other Building Materials (0.7%)
  Lowe's Companies, Inc.                                   29,900          1,284
Management Services (0.7%)
  Paychex, Inc.                                            42,800          1,254
Medical Instruments & Supplies (2.1%)
  Boston Scientific Corporation (a)                        34,300          2,096
  Medtronic, Inc.                                          34,100          1,636
Oil & Gas Extraction (5.3%)
  BJ Services Company (a)                                  47,100          1,760
  Schlumberger Limited                                     86,200          4,101
  Total Fina Elf SA-ADR                                    46,600          3,532
Paper & Allied Products (2.0%)
  3M Company                                               27,700          3,573
Personal Credit Institutions (0.8%)
  SLM Corporation                                          33,900          1,328
Pharmaceuticals (18.5%)
  Abbott Laboratories                                      82,100          3,593
  Allergan, Inc. (b)                                       27,300          2,105
  Amgen Inc. (a)(b)                                       100,500          6,677
  AstraZeneca PLC-ADR (b)                                  39,700          1,619
  Forest Laboratories, Inc. (a)                            47,200          2,584
  Genentech, Inc. (a)                                      49,400          3,563
  Gilead Sciences, Inc. (a)                                40,700          2,262
  Johnson & Johnson                                        39,100          2,021
  Medimmune, Inc. (a)                                      37,800          1,375
  Pfizer Inc.                                             103,840          3,546
  Teva Pharmaceutical Industries Ltd.-
    ADR (b)                                                64,200          3,655
Printing & Publishing (0.6%)
  New York Times Company (The)-Class A                     23,900          1,087

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Jennison Growth 1

Jennison Growth

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                           Shares         Value
--------------------------------------------------------------------------------
Radio & Television Broadcasting (1.4%)
  Univision Communications Inc.-Class A (a)(b)              81,900       $ 2,490
Restaurants (1.7%)
  Starbucks Corporation (a)                                124,500         3,053
Retail Trade (1.5%)
  Tiffany & Co.                                             80,500         2,631
Security & Commodity Brokers (6.1%)
  American Express Company                                 104,900         4,386
  Goldman Sachs Group, Inc. (The)                           36,000         3,015
  Merrill Lynch & Co., Inc.                                 73,200         3,417
Telecommunications (1.7%)
  Vodafone Group PLC-ADR (b)                               151,500         2,977
Variety Stores (2.7%)
  Wal-Mart Stores, Inc.                                     89,000         4,777
                                                                         -------
Total Common Stocks (cost: $ 158,579)                                    169,550
                                                                         -------

                                                          Principal       Value
--------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (9.0%)
Debt (6.5%)
Bank Notes (0.2%)
  National Bank of Commerce
    1.02%, due 10/21/2003                                  $  299         $  299
Commercial Paper (0.1%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                     119            119
Euro Dollar Overnight (0.1%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                     120            120
Euro Dollar Terms (2.3%)
  Bank of Montreal
    1.08%, due 07/02/2003                                     239            239
    1.15%, due 07/09/2003                                      69             69
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                                     599            599
  BNP Paribas SA
    1.03%, due 07/21/2003                                     718            718
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                                     299            299
    1.23%, due 07/07/2003                                     778            778
  Danske Bank A/S
    1.04%, due 07/28/2003                                     599            599
  Royal Bank of Canada
    1.03%, due 07/07/2003                                     299            299
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                                     479            479
Master Notes (0.3%)
  Morgan Stanley Dean Witter & Co
    1.43%, due 09/26/2003                                     599            599
Medium Term Notes (0.5%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                                     599            599
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                     180            180
  Parkland (USA) LLC
    1.02%, due 11/26/2003                                      60             60
Repurchase Agreements (3.0%) (c)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                                   1,796          1,796
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                                     599            599
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                                   1,974          1,974
  Morgan Stanley Dean Witter & Co
    1.48%, due 07/01/2003                                   1,077          1,077

                                                      Shares             Value
--------------------------------------------------------------------------------
Investment Companies (2.5%)
Money Market Funds (2.5%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                             1,735,833        $   1,736
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                               459,433              459
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.05%                             2,246,143            2,246
                                                                      ---------
Total Security Lending Collateral (cost: $15,942)                        15,942
                                                                      ---------
Total Investment Securities (cost: $174,521)                          $ 185,492
                                                                      =========
SUMMARY:
  Investment securities, at value                        104.8%       $ 185,492
  Liabilities in excess of other assets                   (4.8)%         (8,484)
                                                   -----------        ---------
  Net assets                                             100.0%       $ 177,008
                                                   ===========        =========


NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $15,324.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $5,530.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Jennison Growth 2

Jennison Growth

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $174,521)
     (including $15,324 of securities loaned)                         $ 185,492
  Cash                                                                    7,495
  Receivables:
     Interest                                                                 7
     Dividends                                                              109
     Dividend reclaims receivable                                             1
  Other                                                                      49
                                                                      ---------
                                                                        193,153
                                                                      ---------
Liabilities:
  Accounts payable and accrued liabilities:
     Management and advisory fees                                           153
  Payable for securities on loan                                         15,942
  Other                                                                      50
                                                                      ---------
                                                                         16,145
                                                                      ---------
Net Assets                                                            $ 177,008
                                                                      =========
Net Assets Consist of:
  Capital stock, 50,000 shares authorized ($.01 par value)            $     279
  Additional paid-in capital                                            182,924
  Undistributed net investment income (loss)                                 97
  Accumulated net realized gain (loss) from
     investment securities                                              (17,263)
  Net unrealized appreciation (depreciation) on
     investment securities                                               10,971
                                                                      ---------
Net Assets                                                            $ 177,008
                                                                      =========
Shares Outstanding:
  Initial Class                                                          27,903
  Service Class                                                               4
Net Asset Value and Offering Price Per Share:
  Initial Class                                                       $    6.34
  Service Class                                                            6.34

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                             $     25
  Dividends                                                                 844
  Income from loaned securities-net                                           8
     Less withholding taxes on foreign dividends                            (25)
                                                                       --------
                                                                            852
                                                                       --------
Expenses:
  Management and advisory fees                                              709
  Transfer agent fees                                                         1
  Printing and shareholder reports                                            7
  Custody fees                                                               15
  Administration fees                                                        12
  Legal fees                                                                  1
  Auditing and accounting fees                                                4
  Directors fees                                                              3
  Other fees                                                                  3
                                                                       --------
  Total expenses                                                            755
                                                                       --------
Net Investment Income (Loss)                                                 97
                                                                       --------
Net Realized and Unrealized Gain (Loss):
  Realized gain (loss) from investment securities                         3,846
  Increase (decrease) in unrealized appreciation
     (depreciation) on investment securities                             17,294
                                                                       --------
Net Gain (Loss) on Investment Securities                                 21,140
                                                                       --------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                      $ 21,237
                                                                       ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Jennison Growth 3

Jennison Growth

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                      June 30,
                                                        2003        December 31,
                                                     (unaudited)        2002
                                                     -----------    ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                        $      97       $     (55)
  Net realized gain (loss) from
     investment securities                                3,846         (10,056)
  Net unrealized appreciation
     (depreciation) on investment
     securities                                          17,294          (6,146)
                                                      ---------       ---------
                                                         21,237         (16,257)
                                                      ---------       ---------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
  From net realized gains:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                       84,999         102,129
     Service Class                                           27              --
                                                      ---------       ---------
                                                         85,026         102,129
                                                      ---------       ---------
  Dividends and distributions reinvested:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
  Cost of shares redeemed:
     Initial Class                                      (44,393)         (4,979)
     Service Class                                           --              --
                                                      ---------       ---------
                                                        (44,393)         (4,979)
                                                      ---------       ---------
                                                         40,633          97,150
                                                      ---------       ---------
Net increase (decrease) in net assets                    61,870          80,893
                                                      ---------       ---------
Net Assets:
  Beginning of period                                   115,138          34,245
                                                      ---------       ---------
  End of period                                       $ 177,008       $ 115,138
                                                      =========       =========
Undistributed Net Investment
  Income (Loss)                                       $      97       $      --
                                                      =========       =========
Share Activity:
  Shares issued:
     Initial Class                                       14,693          16,796
     Service Class                                            4              --
                                                      ---------       ---------
                                                         14,697          16,796
                                                      ---------       ---------
  Shares issued-reinvested from distributions:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
  Shares redeemed:
     Initial Class                                       (6,991)           (754)
     Service Class                                           --              --
                                                      ---------       ---------
                                                         (6,991)           (754)
                                                      ---------       ---------
Net increase (decrease) in shares
  outstanding                                             7,706          16,042
                                                      =========       =========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Jennison Growth 4

Jennison Growth

================================================================================
FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
--------------------------------------------------------------------------------------
Initial Class   06/30/2003     $  5.70      $      --        $   0.64       $   0.64
                12/31/2002        8.23          (0.01)          (2.52)         (2.53)
                12/31/2001       10.30          (0.02)          (1.87)         (1.89)
                12/31/2000       12.56            0.20          (1.56)         (1.36)
                12/31/1999       12.22            0.18           0.41           0.59
                12/31/1998       11.75            0.11           0.50           0.61
--------------------------------------------------------------------------------------
Service Class   06/30/2003        6.04             --            0.30           0.30
--------------------------------------------------------------------------------------

                For a share outstanding throughout each period (a)
                ---------------------------------------------------
                             Distributions
                ----------------------------------------
                                                          Net Asset
                  From Net     From Net                    Value,
                 Investment    Realized       Total          End
                   Income       Gains     Distributions   of Period
-------------------------------------------------------------------
Initial Class    $      --    $      --     $      --     $   6.34
                        --           --            --         5.70
                     (0.18)          --         (0.18)        8.23
                     (0.18)       (0.72)        (0.90)       10.30
                     (0.13)       (0.12)        (0.25)       12.56
                     (0.05)       (0.09)        (0.14)       12.22
-------------------------------------------------------------------
Service Class           --           --            --         6.34
-------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           11.23%        $ 176,980        0.90%        0.90%            0.12%            69%
                12/31/2002          (30.74)          115,138        0.99         1.04            (0.10)            68
                12/31/2001          (18.54)           34,245        1.01         1.01            (0.13)            78
                12/31/2000          (11.58)           36,458        0.93         1.00             1.60            166
                12/31/1999            4.79            44,900        0.91         0.91             1.34             48
                12/31/1998            5.18            45,506        0.98         1.00             1.22             43
------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            4.97                28        1.19         1.19             0.03             69
------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-November 18, 1996
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001 and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Jennison Growth 5

Jennison Growth

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Jennison Growth ("the Fund"), part of ATSF, began operations as Jennison Growth Portfolio, a part of the Endeavor Series Trust on November 18, 1996. The Fund became part of ATSF on May 1, 2002.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the payment of operating expenses that would otherwise be borne by the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions during the six-months ended June 30, 2003, of $25 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain in the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Jennison Growth 6

Jennison Growth

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.85% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    0.99% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $5. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                   $151,274
  U.S. Government                                                             --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                    105,106
  U.S. Government                                                             --

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Jennison Growth 7

Jennison Growth

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

         Capital Loss
         Carryforward                                 Available through
        --------------                               ------------------
         $       522                                 December 31, 2008
               8,764                                 December 31, 2009
               7,345                                 December 31, 2010

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002 of $1,163 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                $ 178,248
                                                                      =========
Unrealized Appreciation                                               $  10,048
Unrealized (Depreciation)                                                (2,804)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $   7,244
                                                                      =========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Jennison Growth 8

J.P. Morgan Enhanced Index

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                             Principal     Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (0.1%)
  U.S. Treasury Note (d)
    3.00%, due 02/29/2004                                       $285        $289
                                                                            ----
Total U.S. Government Obligations (cost: $288)                               289
                                                                            ----

                                                           Shares         Value
--------------------------------------------------------------------------------
COMMON STOCKS (99.2%)
Aerospace (1.8%)
  Boeing Company (The)                                     15,600        $   535
  Goodrich Corporation                                        500             11
  Lockheed Martin Corporation                              15,100            718
  Northrop Grumman Corporation                              3,800            328
  United Technologies Corporation                          29,300          2,075
Air Transportation (0.6%)
  FedEx Corporation                                        21,100          1,309
Amusement & Recreation Services (0.2%)
  Disney (Walt) Company (The)                              21,400            423
Apparel & Accessory Stores (0.7%)
  Abercrombie & Fitch Co.-Class A (a)                      29,600            841
  Gap, Inc. (The)                                          27,200            510
Apparel Products (0.5%)
  Cintas Corporation (b)                                    3,400            120
  Jones Apparel Group, Inc. (a)                            29,400            860
Automotive (0.9%)
  General Motors Corporation                                1,600             58
  Harley-Davidson, Inc. (b)                                14,300            570
  Honeywell International Inc.                             45,100          1,211
Beverages (2.9%)
  Coca-Cola Company (The)                                  98,700          4,581
  PepsiCo, Inc.                                            28,000          1,246
Business Credit Institutions (0.3%)
  CIT Group, Inc. (The)                                    24,200            597
Business Services (1.7%)
  eBay Inc. (a)                                            12,500          1,302
  First Data Corporation (b)                               51,100          2,118
Chemicals & Allied Products (3.5%)
  Air Products and Chemicals, Inc.                         16,700            695
  Eastman Chemical Company                                 17,600            557
  Monsanto Company                                         41,800            905
  Praxair, Inc.                                            10,900            655
  Procter & Gamble Company (The)                           48,000          4,281
Commercial Banks (8.2%)
  Bank of America Corporation                              13,100          1,035
  Citigroup Inc.                                          151,300          6,476
  City National Corporation                                 1,100             49
  Compass Bancshares, Inc.                                  4,800            168
  Concord EFS, Inc. (a)                                     8,300            122
  Hibernia Corporation-Class A                              7,100            129
  MBNA Corporation                                         15,300            319
  Mellon Financial Corporation                             34,000            944
  National Commerce Financial
    Corporation                                             9,300            206
  North Fork Bancorporation, Inc.                           8,500            290
  SouthTrust Corporation                                   10,900            296
  SunTrust Banks, Inc.                                     20,900          1,240
  U.S. Bancorp                                            125,700          3,081
  Wachovia Corporation                                     52,600          2,102
  Wells Fargo & Company                                     5,900            297
Communication (2.5%)
  Comcast Corporation-Class A (a)                          16,200            489
  Comcast Corporation-Special Class A (a)                  47,200          1,361
  Liberty Media Corporation-Class A (a)                    15,000            173
  Viacom, Inc.-Class B (a)                                 69,500          3,034
Communications Equipment (0.8%)
  Lucent Technologies Inc. (a)(b)                         115,700            235
  Motorola, Inc.                                            4,800             45
  QUALCOMM Incorporated                                    37,800          1,351
Computer & Data Processing Services (4.6%)
  Computer Sciences Corporation (a)(b)                     14,900            568
  Electronic Arts Inc. (a)                                  7,100            525
  Microsoft Corporation                                   267,000          6,838
  Oracle Corporation (a)                                   48,900            588
  Siebel Systems, Inc. (a)                                 78,800            752
Computer & Office Equipment (6.0%)
  Cisco Systems, Inc. (a)                                 221,200          3,692
  Dell Computer Corporation (a)                            76,300          2,439
  EMC Corporation (a)                                      69,300            726
  Hewlett-Packard Company                                  41,600            886
  International Business Machines
    Corporation                                            37,200          3,069
  Juniper Networks, Inc. (a)(b)                            18,700            231
  NCR Corporation (a)                                      11,100            284
  Pitney Bowes Inc.                                         5,000            192
  Sun Microsystems, Inc. (a)                              145,200            668
Department Stores (0.6%)
  Kohl's Corporation (a)                                   22,000          1,130
Drug Stores & Proprietary Stores (0.9%)
  CVS Corporation                                          45,800          1,284
  Walgreen Co.                                             18,400            554

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          J.P. Morgan Enhanced Index 1

J.P. Morgan Enhanced Index

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                            Shares        Value
--------------------------------------------------------------------------------
Electric Services (1.7%)
  American Electric Power Company, Inc.                     14,500       $   433
  Constellation Energy Group, Inc.                             500            17
  Dominion Resources, Inc.                                   6,400           411
  DTE Energy Company                                        12,600           487
  Edison International (a)                                  46,300           761
  Entergy Corporation                                        1,600            84
  FirstEnergy Corp.                                          7,300           281
  Pinnacle West Capital Corporation                         18,800           704
  Progress Energy, Inc.                                      6,800           299
Electric, Gas & Sanitary Services (1.1%)
  PG&E Corporation (a)                                      50,700         1,072
  Public Service Enterprise Group
    Incorporated                                             5,000           211
  SCANA Corporation                                          3,900           134
  Xcel Energy Inc.                                          56,700           853
Electronic & Other Electric Equipment (2.9%)
  Cooper Industries, Inc.-Class A                            1,000            41
  Eaton Corporation (b)                                      2,600           204
  General Electric Company                                 197,800         5,673
Electronic Components & Accessories (3.5%)
  Altera Corporation (a)(b)                                 53,300           874
  Analog Devices, Inc. (a)                                  11,900           414
  Intel Corporation                                        122,500         2,546
  Intersil Corporation-Class A (a)                           2,200            59
  Maxim Integrated Products                                 17,500           598
  QLogic Corporation (a)(b)                                  5,500           266
  Tyco International Ltd.                                   90,600         1,720
  Xilinx, Inc. (a)                                          23,800           602
Environmental Services (0.5%)
  Waste Management, Inc.                                    42,000         1,012
Fabricated Metal Products (1.0%)
  Fortune Brands, Inc.                                       3,400           177
  Gillette Company (The)                                    57,400         1,829
Food & Kindred Products (2.0%)
  Altria Group, Inc.                                        65,100         2,958
  Archer Daniels Midland Co.                                15,700           202
  Kellogg Company                                            7,900           272
  Kraft Foods, Inc. (b)                                     16,100           524
Food Stores (0.1%)
  Kroger Co. (The) (a)                                       6,400           107
Furniture & Fixtures (0.6%)
  Johnson Controls, Inc.                                    10,900           933
  Lear Corporation (a)                                       7,800           359
Furniture & Home Furnishings Stores (0.2%)
  Bed Bath & Beyond Inc. (a)                                 9,400           365
Gas Production & Distribution (0.1%)
  El Paso Corporation                                       16,200           131
Health Services (0.0%)
  Tenet Healthcare Corporation (a)                           3,100            36
Holding & Other Investment Offices (0.3%)
  CarrAmerica Realty Corporation                             5,300           147
  Developers Diversified Realty Corporation                  3,700           105
  Equity Office Properties Trust                             1,500            41
  Highwoods Properties, Inc.                                 1,600            36
  Mills Corporation (The)                                      400            13
  ProLogis                                                   9,600           262
Hotels & Other Lodging Places (0.0%)
  Marriott International, Inc.-Class A                         600            23
Industrial Machinery & Equipment (1.3%)
  Applied Materials, Inc. (a)                               32,100           509
  Baker Hughes Incorporated                                 14,300           480
  Black & Decker Corporation (The)                           2,300           100
  Cooper Cameron Corporation (a)                            11,100           559
  Ingersoll-Rand Company-Class A                            14,400           681
  Novellus Systems, Inc. (a)                                 6,200           227
  SPX Corporation (a)                                        2,200            97
Instruments & Related Products (0.6%)
  Danaher Corporation (b)                                      800            54
  Eastman Kodak Company (b)                                  4,300           118
  Raytheon Company                                          31,600         1,038
Insurance (5.9%)
  Aetna Inc.                                                27,400         1,649
  AFLAC Incorporated                                         5,100           157
  Allstate Corporation (The)                                42,500         1,515
  Ambac Financial Group, Inc.                               21,300         1,411
  American International Group, Inc.                        22,300         1,231
  Anthem, Inc. (a)                                          16,500         1,273
  Aon Corporation                                           37,100           893
  CIGNA Corporation                                         30,000         1,408
  MBIA, Inc.                                                16,500           804
  Travelers Property Casualty Corp.-Class A                 74,700         1,188
  Travelers Property Casualty Corp.-Class B                  3,100            49
  UnitedHealth Group Incorporated                            5,800           291
  WellPoint Health Networks Inc. (a)                         1,100            93
Insurance Agents, Brokers & Service (0.1%)
  Hartford Financial Services Group, Inc. (The)              2,800           141
Life Insurance (0.2%)
  Protective Life Corporation                                2,700            72
  Torchmark Corporation                                      7,300           272

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          J.P. Morgan Enhanced Index 2

J.P. Morgan Enhanced Index

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                           Shares         Value
--------------------------------------------------------------------------------
Lumber & Other Building Materials (1.7%)
  Home Depot, Inc. (The)                                   76,100        $ 2,520
  Lowe's Companies, Inc.                                   21,200            911
Lumber & Wood Products (0.4%)
  Georgia-Pacific Corporation                              11,000            208
  Masco Corporation (b)                                    23,400            558
  Weyerhaeuser Company                                        400             22
Management Services (0.0%)
  BearingPoint, Inc. (a)                                    7,200             69
Manufacturing Industries (0.3%)
  Mattel, Inc.                                             27,800            526
Medical Instruments & Supplies (2.1%)
  Baxter International Inc.                                12,900            335
  Becton, Dickinson and Company                             4,700            183
  Boston Scientific Corporation (a)                         1,600             98
  Guidant Corporation                                      53,800          2,388
  Medtronic, Inc.                                          12,600            604
  St. Jude Medical, Inc. (a)                                9,800            564
Mortgage Bankers & Brokers (1.3%)
  Countrywide Credit Industries, Inc.                      28,800          2,004
  GreenPoint Financial Corp.                               12,600            642
Motion Pictures (0.8%)
  AOL Time Warner Inc. (a)                                 87,100          1,401
  Fox Entertainment Group, Inc.-
    Class A (a)                                             9,200            265
Oil & Gas Extraction (2.6%)
  Anadarko Petroleum Corporation (b)                       31,800          1,414
  ConocoPhillips                                           40,500          2,219
  Devon Energy Corporation                                  4,600            246
  Diamond Offshore Drilling, Inc. (b)                       3,500             73
  Dynegy Inc. (a)                                          46,100            194
  ENSCO International Incorporated                          6,600            178
  Rowan Companies, Inc. (a)                                28,700            643
  Transocean Inc. (a)                                      14,200            312
Paper & Allied Products (0.6%)
  3M Company                                                5,100            658
  Bowater Incorporated                                     11,300            423
  Smurfit-Stone Container Corporation (a)                   4,300             56
Personal Credit Institutions (0.9%)
  Capital One Financial Corporation                        38,800          1,908
Personal Services (0.2%)
  Cendant Corporation (a)                                  26,800            491
Petroleum Refining (2.8%)
  ChevronTexaco Corporation                                27,200          1,964
  Exxon Mobil Corporation                                  96,500          3,465
  Valero Energy Corporation                                 4,800            174
Pharmaceuticals (10.9%)
  Abbott Laboratories                                      34,400          1,505
  Amgen Inc. (a)                                           28,000          1,860
  Bristol-Myers Squibb Co.                                 60,700          1,648
  Forest Laboratories, Inc. (a)                            26,500          1,451
  Gilead Sciences, Inc. (a)                                 5,800            322
  Human Genome Sciences, Inc. (a)                           6,600             84
  Johnson & Johnson                                        35,200          1,820
  Lilly (Eli) and Company                                  30,800          2,124
  Medimmune, Inc. (a)                                      13,400            487
  Merck & Co., Inc.                                        55,200          3,342
  Pfizer Inc.                                             159,800          5,457
  Wyeth                                                    46,100          2,100
Primary Metal Industries (0.9%)
  Alcoa Inc.                                               52,300          1,334
  United States Steel Corporation                          26,200            429
Printing & Publishing (0.9%)
  Gannett Co., Inc.                                         1,300            100
  McGraw-Hill Companies, Inc. (The)                         2,800            174
  Scripps (E.W.) Company (The)                              6,100            541
  Tribune Company                                          20,400            985
Railroads (0.5%)
  Burlington Northern Santa Fe Corp.                        9,000            256
  CSX Corporation                                           5,400            162
  Norfolk Southern Corporation                              9,700            186
  Union Pacific Corporation                                 6,000            348
Real Estate (0.1%)
  Rouse Company (The)                                       3,600            137
Restaurants (0.7%)
  Darden Restaurants, Inc.                                  3,600             68
  McDonald's Corporation                                   14,900            329
  Wendy's International, Inc.                               2,100             61
  YUM! Brands, Inc. (a)                                    34,000          1,005
Rubber & Misc. Plastic Products (0.7%)
  NIKE, Inc.-Class B                                       27,600          1,476
Savings Institutions (0.5%)
  Astoria Financial Corporation                             1,600             45
  Golden West Financial Corporation                           500             40
  Washington Mutual, Inc.                                  20,500            847

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          J.P. Morgan Enhanced Index 3

J.P. Morgan Enhanced Index

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                          Shares          Value
--------------------------------------------------------------------------------
Security & Commodity Brokers (2.4%)
  E*TRADE Group, Inc. (a)(b)                               38,200        $   325
  Goldman Sachs Group, Inc. (The) (b)                      17,100          1,432
  Merrill Lynch & Co., Inc.                                10,900            509
  Morgan Stanley Dean Witter & Co.                         58,800          2,514
Telecommunications (3.9%)
  AT&T Wireless Services, Inc. (a)                         92,000            755
  BellSouth Corporation                                    23,000            612
  Nextel Communications, Inc.-Class A (a)                   2,100             38
  Qwest Communications International Inc. (a)              29,800            142
  SBC Communications Inc.                                  74,100          1,893
  Sprint Corporation (PCS Group) (a)                       47,400            273
  Verizon Communications, Inc.                            104,400          4,119
Trucking & Warehousing (0.3%)
  United Parcel Service, Inc.-Class B                       8,500            541
U.S. Government Agencies (1.7%)
  Fannie Mae                                               26,200          1,767
  Freddie Mac                                              31,100          1,579
Variety Stores (2.7%)
  Family Dollar Stores, Inc.                                9,800            374
  Target Corporation                                       29,000          1,097
  Wal-Mart Stores, Inc.                                    72,800          3,907
Water Transportation (0.3%)
  Carnival Corporation (b)                                 19,800            644
Wholesale Trade Nondurable Goods (0.2%)
  SYSCO Corporation                                        14,400            433
                                                                         -------
Total Common Stocks (cost: $199,373)                                     200,353
                                                                         -------

                                                           Principal      Value
--------------------------------------------------------------------------------
SHORT-TERM U.S. GOVERNMENT
  OBLIGATIONS (0.6%)
  U. S. Treasury Bill
    1.10%, due 07/03/2003                                   $  324        $  324
    1.06%, due 07/03/2003                                       43            43
    1.03%, due 07/03/2003                                       14            14
    1.02%, due 07/10/2003                                       41            41
    0.93%, due 07/10/2003                                        7             7
    1.14%, due 07/17/2003                                        7             7
    1.15%, due 08/14/2003                                      187           187
    1.12%, due 08/21/2003                                      108           108
    1.05%, due 08/21/2003                                      259           259
    1.00%, due 08/28/2003                                       64            64
    0.81%, due 09/18/2003                                       58            58
    0.84%, due 09/25/2003                                      125           125
                                                                          ------
Total Short-Term U.S. Government Obligations
  (cost: $1,237)                                                           1,237
                                                                          ------
SECURITY LENDING COLLATERAL (3.8%)
Debt (2.7%)
Bank Notes (0.1%)
  National Bank of Commerce
    1.02%, due 10/21/2003                                      145           145
Commercial Paper (0.0%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                       58            58
Euro Dollar Overnight (0.0%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                       58            58
Euro Dollar Terms (1.0%)
  Bank of Montreal
    1.08%, due 07/02/2003                                      116           116
    1.15%, due 07/09/2003                                       33            33
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                                      289           289
  BNP Paribas SA
    1.03%, due 07/21/2003                                      347           347
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                                      145           145
    1.23%, due 07/07/2003                                      376           376
  Danske Bank A/S
    1.04%, due 07/28/2003                                      289           289
  Royal Bank of Canada
    1.03%, due 07/07/2003                                      145           145
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                                      231           231
Master Notes (0.1%)
  Morgan Stanley Dean Witter & Co
    1.43%, due 09/26/2003                                      289           289
Medium Term Notes (0.2%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                                      289           289
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                       87            87
  Parkland (USA) LLC
    1.02%, due 11/26/2003                                       29            29
Repurchase Agreements (1.3%) (c)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                                      868           868
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                                      289           289
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                                      956           956
  Morgan Stanley Dean Witter & Co
    1.48%, due 07/01/2003                                      521           521

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          J.P. Morgan Enhanced Index 4

J.P. Morgan Enhanced Index

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                      Shares           Value
--------------------------------------------------------------------------------
Investment Companies (1.1%)
Money Market Funds (1.1%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                               839,159        $     839
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                               222,105              222
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.05%                             1,085,860            1,086
                                                                      ---------
Total Security Lending Collateral (cost: $7,707)                          7,707
                                                                      ---------
Total Investment Securities (cost: $208,605)                          $ 209,586
                                                                      =========
SUMMARY:
  Investment securities, at value                        103.7%       $ 209,586
  Liabilities in excess of other assets                   (3.7)%         (7,551)
                                                   -----------        ---------
  Net assets                                             100.0%       $ 202,035
                                                   ===========        =========

                       FUTURES CONTRACTS:
-----------------------------------------------------------------
                                                   Net Unrealized
                             Settlement             Appreciation
                 Contracts      Date      Amount   (Depreciation)
-----------------------------------------------------------------
S&P 500 Index   3           09/19/2003    $1,947       $ (68)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $7,238.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $2,674.

(d) At June 30, 2003, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at June 30, 2003, is $289.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          J.P. Morgan Enhanced Index 5

J.P. Morgan Enhanced Index

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $208,605)
     (including $7,238 of securities loaned)                          $ 209,586
  Cash                                                                       52
  Receivables:
     Interest                                                                 3
     Dividends                                                              241
  Other                                                                      18
                                                                      ---------
                                                                        209,900
                                                                      ---------
Liabilities:
  Accounts payable and accrued liabilities:
     Management and advisory fees                                           131
  Payable for securities on loan                                          7,707
  Other                                                                      27
                                                                      ---------
                                                                          7,865
                                                                      ---------
Net Assets                                                            $ 202,035
                                                                      =========
Net Assets Consist of:
  Capital stock, 50,000 shares authorized ($.01 par value)            $     182
  Additional paid-in capital                                            245,055
  Undistributed net investment income (loss)                              1,795
  Accumulated net realized gain (loss) from investment
     securities and futures contracts                                   (45,910)
  Net unrealized appreciation (depreciation) on:
     Investment securities                                                  981
     Futures contracts                                                      (68)
                                                                      ---------
Net Assets                                                            $ 202,035
                                                                      =========
Shares Outstanding:
  Initial Class                                                          18,161
  Service Class                                                              10
Net Asset Value and Offering Price Per Share:
  Initial Class                                                       $   11.12
  Service Class                                                           11.11

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

  Interest                                                             $     17
  Dividends                                                               1,450
  Income from loaned securities-net                                           4
                                                                       --------
                                                                          1,471
                                                                       --------
Expenses:
  Management and advisory fees                                              652
  Transfer agent fees                                                         1
  Printing and shareholder reports                                           24
  Custody fees                                                               24
  Administration fees                                                        12
  Legal fees                                                                  1
  Auditing and accounting fees                                                4
  Directors fees                                                              3
  Other fees                                                                  3
                                                                       --------
  Total expenses                                                            724
                                                                       --------
Net Investment Income (Loss)                                                747
                                                                       --------
Net Realized Gain (Loss) from:
  Investment securities                                                  (5,070)
  Futures contracts                                                         280
                                                                       --------
                                                                         (4,790)
                                                                       --------
Net Increase (Decrease) in Unrealized Appreciation
  (Depreciation) on:
  Investment securities                                                  24,999
  Futures contracts                                                         (47)
                                                                       --------
                                                                         24,952
                                                                       --------
Net Gain (Loss) on Investment Securities and
  Futures Contracts                                                      20,162
                                                                       --------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                      $ 20,909
                                                                       ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          J.P. Morgan Enhanced Index 6

J.P. Morgan Enhanced Index

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                      June 30,
                                                        2003        December 31,
                                                     (unaudited)       2002
                                                     -----------    ------------

Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                        $     747       $   1,047
  Net realized gain (loss) from
     investment securities and futures
     contracts                                           (4,790)        (23,146)
  Net unrealized appreciation
     (depreciation) on investment
     securities and futures contracts                    24,952         (19,206)
                                                      ---------       ---------
                                                         20,909         (41,305)
                                                      ---------       ---------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --            (609)
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --            (609)
                                                      ---------       ---------
  From net realized gains:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                       35,118          80,485
     Service Class                                          101              --
                                                      ---------       ---------
                                                         35,219          80,485
                                                      ---------       ---------
  Dividends and distributions reinvested:
     Initial Class                                           --             609
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --             609
                                                      ---------       ---------
  Cost of shares redeemed:
     Initial Class                                      (13,350)        (30,700)
     Service Class                                           --              --
                                                      ---------       ---------
                                                        (13,350)        (30,700)
                                                      ---------       ---------
                                                         21,869          50,394
                                                      ---------       ---------
Net increase (decrease) in net assets                    42,778           8,480
                                                      ---------       ---------
Net Assets:
  Beginning of period                                   159,257         150,777
                                                      ---------       ---------
  End of period                                       $ 202,035       $ 159,257
                                                      =========       =========
Undistributed Net Investment
  Income (Loss)                                       $   1,795       $   1,048
                                                      =========       =========
Share Activity:
  Shares issued:
     Initial Class                                        3,447           7,381
     Service Class                                           10              --
                                                      ---------       ---------
                                                          3,457           7,381
                                                      ---------       ---------
  Shares issued-reinvested from distributions:
     Initial Class                                           --              58
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              58
                                                      ---------       ---------
  Shares redeemed:
     Initial Class                                       (1,313)         (2,798)
     Service Class                                           --              --
                                                      ---------       ---------
                                                         (1,313)         (2,798)
                                                      ---------       ---------
Net increase (decrease) in shares
  outstanding                                             2,144           4,641
                                                      =========       =========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          J.P. Morgan Enhanced Index 7

J.P. Morgan Enhanced Index

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
---------------------------------------------------------------------------------------
Initial Class   06/30/2003    $   9.94      $   0.04         $   1.14       $   1.18
                12/31/2002       13.24          0.08            (3.33)         (3.25)
                12/31/2001       15.13          0.06            (1.86)         (1.80)
                12/31/2000       18.16          0.07            (1.99)         (1.92)
                12/31/1999       16.08          0.08             2.78           2.86
                12/31/1998       12.29          0.04             3.81           3.85
---------------------------------------------------------------------------------------
Service Class   06/30/2003       10.43          0.01             0.67           0.68
---------------------------------------------------------------------------------------

                 For a share outstanding throughout each period (a)
                -----------------------------------------------------
                             Distributions
                ----------------------------------------
                                                           Net Asset
                  From Net     From Net                     Value,
                 Investment    Realized       Total           End
                   Income       Gains     Distributions    of Period
--------------------------------------------------------------------
Initial Class    $      --    $      --     $      --     $   11.12
                     (0.05)          --         (0.05)         9.94
                     (0.09)          --         (0.09)        13.24
                     (0.08)       (1.03)        (1.11)        15.13
                     (0.03)       (0.75)        (0.78)        18.16
                     (0.02)       (0.04)        (0.06)        16.08
--------------------------------------------------------------------
Service Class           --           --            --         11.11
--------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
--------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           11.87%        $ 201,929        0.83%        0.83%            0.86%       28%
                12/31/2002          (24.59)          159,257        0.85         0.85             0.72        56
                12/31/2001          (11.98)          150,777        0.87         0.87             0.43        56
                12/31/2000          (10.92)          156,517        0.87         0.87             0.53        68
                12/31/1999           18.16           153,967        0.78         0.78             0.73        56
                12/31/1998           31.39            64,058        1.10         1.10             0.48        78
--------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            6.52               106        1.11         1.11             0.57        28
--------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-May 2, 1997
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001 and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          J.P. Morgan Enhanced Index 8

J.P. Morgan Enhanced Index

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. J.P. Morgan Enhanced Index ("the Fund"), part of ATSF, began operations as Endeavor Enhanced Index Portfolio, a part of the Endeavor Series Trust on May 2, 1997. The fund became a part of ATSF on May 1, 2002.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain in the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          J.P. Morgan Enhanced Index 9

J.P. Morgan Enhanced Index

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

The underlying face amounts of open futures contracts at June 30, 2003, are listed in the Schedule of Investments.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.75% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit implemented January 1, 2003:

    0.85% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $6. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                    $70,236
  U.S. Government                                                          1,106
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                     47,468
  U.S. Government                                                            238

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          J.P. Morgan Enhanced Index 10

J.P. Morgan Enhanced Index

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

         Capital Loss
         Carryforward                                  Available through
        --------------                                ------------------

         $       909                                  December 31, 2008
              13,533                                  December 31, 2009
              21,375                                  December 31, 2010

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002 of $1,636 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                $ 213,318
                                                                      =========
Unrealized Appreciation                                               $  12,731
Unrealized (Depreciation)                                               (16,463)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $  (3,732)
                                                                      =========


AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          J.P. Morgan Enhanced Index 11

LKCM Strategic Total Return

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                          Principal      Value
--------------------------------------------------------------------------------
CORPORATE DEBT SECURITIES (5.7%)
Electric Services (1.3%)
  Kentucky Utilities Company
    8.55%, due 05/15/2027                                  $ 4,000       $ 4,225
Electric, Gas & Sanitary Services (1.0%)
  Interstate Power Company
    8.63%, due 09/15/2021                                    3,059         3,248
Health Services (0.7%)
  HCA Inc.
    8.13%, due 08/04/2003                                    2,210         2,220
Telecommunications (1.5%)
  ALLTEL Corporation
    7.25%, due 04/01/2004                                    4,500         4,700
Variety Stores (1.2%)
  Wal-Mart Stores, Inc.
    6.55%, due 08/10/2004                                    3,600         3,805
                                                                         -------
Total Corporate Debt Securities (cost: $17,921)                           18,198
                                                                         -------

CONVERTIBLE BONDS (1.5%)
Printing & Publishing (1.5%)
  Tribune Company-PHONES
    2.00%, due 05/15/2029                                       57         4,774
                                                                         -------
Total Convertible Bonds (cost: $7,107)                                     4,774
                                                                         -------

                                                             Shares      Value
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (3.4%)
Instruments & Related Products (1.7%)
  Raytheon Company (b)                                       94,600      $ 5,415
Life Insurance (1.7%)
  Prudential Financial, Inc.-Units                           99,000        5,539
                                                                         -------
Total Convertible Preferred Stocks (cost: $10,404)                        10,954
                                                                         -------
COMMON STOCKS (86.8%)
Automotive (1.3%)
  Honeywell International Inc.                              154,000        4,135
Beverages (3.2%)
  Coca-Cola Company (The)                                   121,000        5,616
  PepsiCo, Inc.                                             107,000        4,762
Business Services (3.6%)
  Clear Channel Communications, Inc. (a)                    153,000        6,486
  First Data Corporation (b)                                121,200        5,023
Chemicals & Allied Products (3.6%)
  Colgate-Palmolive Company                                 108,800        6,304
  du Pont (E.I.) de Nemours and Company                     125,000        5,205
Commercial Banks (8.1%)
  Bank of New York Company, Inc. (The)                      160,000        4,600
  Citigroup Inc.                                            130,333        5,578
  Cullen/Frost Bankers, Inc.                                163,000        5,232
  Mellon Financial Corporation                              188,000        5,217
  Wells Fargo & Company                                     110,000        5,544
Communication (1.6%)
  Viacom, Inc.-Class B (a)                                  120,250        5,250
Communications Equipment (1.9%)
  Harris Corporation                                        139,000        4,177
  Motorola, Inc.                                            189,000        1,782
Computer & Data Processing Services (5.7%)
  Automatic Data Processing, Inc. (b)                       120,000        4,063
  Microsoft Corporation                                     256,000        6,556
  Oracle Corporation (a)                                    360,000        4,327
  SunGard Data Systems Inc. (a)                             139,300        3,609
Computer & Office Equipment (4.4%)
  Cisco Systems, Inc. (a)                                   275,000        4,590
  Dell Computer Corporation (a)                             163,000        5,209
  International Business Machines
    Corporation                                              51,000        4,208
Electronic & Other Electric Equipment (2.1%)
  General Electric Company                                  232,000        6,654
Electronic Components & Accessories (3.7%)
  Intel Corporation                                         184,000        3,824
  Texas Instruments Incorporated                            245,000        4,312
  Tyco International Ltd.                                   195,000        3,701
Environmental Services (2.9%)
  Allied Waste Industries, Inc. (a) (b)                     400,000        4,020
  Waste Management, Inc.                                    223,000        5,372
Food & Kindred Products (2.7%)
  Altria Group, Inc.                                         97,000        4,408
  Kraft Foods, Inc. (b)                                     130,000        4,232
Health Services (1.4%)
  Triad Hospitals, Inc. (a)                                 185,700        4,609
Insurance (1.4%)
  American International Group, Inc.                         78,925        4,355
Lumber & Other Building Materials (1.8%)
  Home Depot, Inc. (The)                                    172,001        5,697
Lumber & Wood Products (1.4%)
  Masco Corporation (b)                                     188,000        4,484
Medical Instruments & Supplies (2.1%)
  Medtronic, Inc.                                           139,400        6,687

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          LKCM Strategic Total Return 1

LKCM Strategic Total Return

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                           Shares         Value
--------------------------------------------------------------------------------
Oil & Gas Extraction (5.8%)
  Anadarko Petroleum Corporation                          124,000        $ 5,514
  EOG Resources, Inc.                                     100,000          4,184
  Schlumberger Limited                                    103,000          4,900
  Unocal Corporation                                      138,000          3,959
Paper & Allied Products (2.5%)
  Kimberly-Clark Corporation                               95,000          4,953
  Temple-Inland Inc.                                       75,000          3,218
Paper & Paper Products (2.0%)
  Boise Cascade Corporation                               269,000          6,429
Personal Services (0.9%)
  Block (H&R), Inc.                                        63,400          2,742
Petroleum Refining (3.3%)
  BP PLC-ADR                                              110,000          4,622
  Exxon Mobil Corporation                                 164,600          5,911
Pharmaceuticals (8.4%)
  Alcon, Inc.                                             155,000          7,084
  Pfizer Inc.                                             195,000          6,659
  Schering-Plough Corporation                             169,000          3,143
  Teva Pharmaceutical Industries Ltd.-ADR (b)             120,000          6,832
  Wyeth                                                    79,000          3,598
Rubber & Misc. Plastic Products (1.1%)
  Newell Financial Trust I                                130,000          3,640
Savings Institutions (1.6%)
  Charter One Financial, Inc.                             160,000          4,989
Telecommunications (4.3%)
  ALLTEL Corporation                                      151,900          7,325
  Verizon Communications, Inc.                            162,000          6,391
Transportation Equipment (0.9%)
  General Dynamics Corporation                             41,500          3,009
U.S. Government Agencies (1.2%)
  Fannie Mae                                               55,000          3,709
Variety Stores (1.9%)
  Wal-Mart Stores, Inc.                                   112,000          6,011
                                                                         -------
Total Common Stocks (cost: $269,224)                                     278,650
                                                                         -------

                                                 Principal         Value
                                               ------------   ---------------
SHORT-TERM OBLIGATIONS (2.5%)
  Investor's Bank & Trust Company (d)
    0.75%, Repurchase Agreement dated
    06/30/2003 to be repurchased at
    $7,989 on 07/01/2003                                    $7,989        $7,989
                                                                          ------
Total Short-Term Obligations (cost: $7,989)                                7,989
                                                                          ------
SECURITY LENDING COLLATERAL (8.4%)
Debt (6.1%)
Bank Notes (0.2%)
  National Bank of Commerce
    1.02%, due 10/21/2003                                      508           508
Commercial Paper (0.1%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                      202           202
Euro Dollar Overnight (0.1%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                      203           203
Euro Dollar Terms (2.2%)
  Bank of Montreal
    1.08%, due 07/02/2003                                      406           406
    1.15%, due 07/09/2003                                      117           117
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                                    1,015         1,015
  BNP Paribas SA
    1.03%, due 07/21/2003                                    1,218         1,218
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                                      508           508
    1.23%, due 07/07/2003                                    1,320         1,320
  Danske Bank A/S
    1.04%, due 07/28/2003                                    1,015         1,015
  Royal Bank of Canada
    1.03%, due 07/07/2003                                      508           508
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                                      812           812
Master Notes (0.3%)
  Morgan Stanley Dean Witter & Co
    1.43%, due 09/26/2003                                    1,015         1,015
Medium Term Notes (0.4%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                                    1,015         1,015
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                      305           305
  Parkland (USA) LLC
    1.02%, due 11/26/2003                                      102           102
Repurchase Agreements (2.8%) (c)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                                    3,046         3,046
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                                    1,015         1,015
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                                    3,351         3,351
  Morgan Stanley Dean Witter & Co
    1.48%, due 07/01/2003                                    1,827         1,827

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          LKCM Strategic Total Return 2

LKCM Strategic Total Return

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                      Shares             Value
--------------------------------------------------------------------------------
Investment Companies (2.3%)
Money Market Funds (2.3%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                             2,944,248        $   2,944
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                               779,271              779
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.05%                             3,809,816            3,810
                                                                      ---------
Total Security Lending Collateral (cost: $27,041)                        27,041
                                                                      ---------
Total Investment Securities (cost: $339,686)                          $ 347,606
                                                                      =========
SUMMARY:
  Investment securities, at value                        108.3%       $ 347,606
  Liabilities in excess of other assets                   (8.3)%        (26,527)
                                                   -----------        ---------
  Net assets                                             100.0%       $ 321,079
                                                   ===========        =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $25,892.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $9,380.

(d) At June 30, 2003, the collateral for the Repurchase Agreements is as follows: $9,825 Fannie Mae ARM-650957 (5.58%, due 10/01/2031) with value and accrued interest of $8,389.

DEFINITIONS:

ADR  American Depositary Receipt

ARM  Adjustable Rate Mortgage

PHONES Participation Hybrid Option Note Exchangeable Securities

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          LKCM Strategic Total Return 3

LKCM Strategic Total Return

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $339,686)
     (including $25,892 of securities loaned)                           $347,606
  Cash                                                                        68
  Receivables:
     Interest                                                                304
     Dividends                                                               363
     Dividend reclaims receivable                                             11
  Other                                                                       37
                                                                        --------
                                                                         348,389
                                                                        --------
Liabilities:
  Accounts payable and accrued liabilities:
     Management and advisory fees                                            222
  Payable for securities on loan                                          27,041
  Other                                                                       47
                                                                        --------
                                                                          27,310
                                                                        --------
Net Assets                                                              $321,079
                                                                        ========
Net Assets Consist of:
  Capital stock, 75,000 shares authorized ($.01 par value)              $    237
  Additional paid-in capital                                             299,542
  Undistributed net investment income (loss)                              12,672
  Undistributed net realized gain (loss) from
     investment securities                                                   708
  Net unrealized appreciation (depreciation) on
     investment securities                                                 7,920
                                                                        --------
Net Assets                                                              $321,079
                                                                        ========
Shares Outstanding:
  Initial Class                                                           23,709
  Service Class                                                                6
Net Asset Value and Offering Price Per Share:
  Initial Class                                                         $  13.54
  Service Class                                                            13.53

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                             $  1,741
  Dividends                                                               2,466
  Income from loaned securities-net                                           6
     Less withholding taxes on foreign dividends                            (19)
                                                                       --------
                                                                          4,194
                                                                       --------
Expenses:
  Management and advisory fees                                            1,224
  Transfer agent fees                                                         1
  Printing and shareholder reports                                           38
  Custody fees                                                               20
  Administration fees                                                        12
  Legal fees                                                                  2
  Auditing and accounting fees                                                5
  Directors fees                                                              6
  Other                                                                       4
                                                                       --------
  Total expenses                                                          1,312
                                                                       --------
Net Investment Income (Loss)                                              2,882
                                                                       --------
Net Realized and Unrealized Gain (Loss):
  Realized gain (loss) from investment securities                         8,604
  Increase (decrease) in unrealized appreciation
     (depreciation) on investment securities                             13,066
                                                                       --------
Net Gain (Loss) on Investment Securities                                 21,670
                                                                       --------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                      $ 24,552
                                                                       ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          LKCM Strategic Total Return 4

LKCM Strategic Total Return

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                      June 30,
                                                        2003        December 31,
                                                     (unaudited)        2002
                                                   ---------------  ------------

Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                        $   2,882       $   8,855
  Net realized gain (loss) from
     investment securities                                8,604          (5,778)
  Net unrealized appreciation
     (depreciation) on investment
     securities                                          13,066         (48,566)
                                                      ---------       ---------
                                                         24,552         (45,489)
                                                      ---------       ---------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --         (11,352)
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --         (11,352)
                                                      ---------       ---------
  From net realized gains:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                        4,601          24,717
     Service Class                                           80              --
                                                      ---------       ---------
                                                          4,681          24,717
                                                      ---------       ---------
  Dividends and distributions reinvested:
     Initial Class                                           --          11,352
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --          11,352
                                                      ---------       ---------
  Cost of shares redeemed:
     Initial Class                                      (33,944)       (105,015)
     Service Class                                           --              --
                                                      ---------       ---------
                                                        (33,944)       (105,015)
                                                      ---------       ---------
                                                        (29,263)        (68,946)
                                                      ---------       ---------
Net increase (decrease) in net assets                    (4,711)       (125,787)
                                                      ---------       ---------
Net Assets:
  Beginning of period                                   325,790         451,577
                                                      ---------       ---------
  End of period                                       $ 321,079       $ 325,790
                                                      =========       =========
Undistributed Net Investment
  Income (Loss)                                       $  12,672       $   9,790
                                                      =========       =========
Share Activity:
  Shares issued:
     Initial Class                                          359           1,792
     Service Class                                            6              --
                                                      ---------       ---------
                                                            365           1,792
                                                      ---------       ---------
  Shares issued-reinvested from distributions:
     Initial Class                                           --             884
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --             884
                                                      ---------       ---------
  Shares redeemed:
     Initial Class                                       (2,721)         (7,904)
     Service Class                                           --              --
                                                      ---------       ---------
                                                         (2,721)         (7,904)
                                                      ---------       ---------
Net increase (decrease) in shares
  outstanding                                            (2,356)         (5,228)
                                                      =========       =========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          LKCM Strategic Total Return 5

LKCM Strategic Total Return

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
--------------------------------------------------------------------------------------
Initial Class   06/30/2003    $  12.50      $   0.12         $   0.92       $   1.04
                12/31/2002       14.43          0.31            (1.82)         (1.51)
                12/31/2001       14.90          0.34            (0.66)         (0.32)
                12/31/2000       16.85          0.35            (0.97)         (0.62)
                12/31/1999       16.40          0.34             1.59           1.93
                12/31/1998       15.62          0.39             1.09           1.48
--------------------------------------------------------------------------------------
Service Class   06/30/2003       12.84          0.03             0.66           0.69
--------------------------------------------------------------------------------------

                 For a share outstanding throughout each period (a)
                -----------------------------------------------------
                             Distributions
                ----------------------------------------
                                                           Net Asset
                  From Net     From Net                     Value,
                 Investment    Realized       Total           End
                   Income       Gains     Distributions    of Period
--------------------------------------------------------------------
Initial Class    $      --    $      --     $      --     $   13.54
                     (0.42)          --         (0.42)        12.50
                     (0.07)       (0.08)        (0.15)        14.43
                     (0.32)       (1.01)        (1.33)        14.90
                     (0.35)       (1.13)        (1.48)        16.85
                     (0.38)       (0.32)        (0.70)        16.40
--------------------------------------------------------------------
Service Class           --           --            --         13.53
--------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003            8.32%        $ 320,995        0.85%        0.85%            1.86%             29%
                12/31/2002          (10.55)          325,790        0.87         0.87             2.28              14
                12/31/2001           (2.18)          451,577        0.89         0.89             2.37              16
                12/31/2000           (3.76)          558,924        0.85         0.85             2.20              52
                12/31/1999           12.07           624,416        0.86         0.86             2.02              45
                12/31/1998            9.64           592,312        0.86         0.86             2.43              49
------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            5.37                84        1.13         1.13             1.26              29
------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-March 1, 1993
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          LKCM Strategic Total Return 6

LKCM Strategic Total Return

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. LKCM Strategic Total Return ("the Fund"), part of ATSF, began operations on March 1, 1993.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be in an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within AEGON/Transamerica Series Fund, Inc., or by any other party. Directed commissions during the six-months ended June 30, 2003, of $122 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at market value in the Statement of Assets and Liabilities and remain in the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          LKCM Strategic Total Return 7

LKCM Strategic Total Return

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amounts of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded for on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

    0.80% of the first $250 million of ANA
    0.775% of the next $250 million
    0.75% of the next $250 million
    0.70% of the next $250 million
    0.60% of ANA over $1 billion

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.00% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $9. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          LKCM Strategic Total Return 8

LKCM Strategic Total Return

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                   $ 86,911
  U.S. Government                                                             --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                    119,317
  U.S. Government                                                             --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

           Capital Loss
           Carryforward                                Available through
      ----------------------                          ------------------

               $1,165                                December 31, 2009
                6,733                                December 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                $ 339,686
                                                                      =========
Unrealized Appreciation                                               $  42,497
Unrealized (Depreciation)                                               (34,577)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $   7,920
                                                                      =========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          LKCM Strategic Total Return 9

Marsico Growth

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                          Shares          Value
--------------------------------------------------------------------------------
COMMON STOCKS (99.6%)
Air Transportation (4.3%)
  FedEx Corporation                                        72,053       $  4,469
  JetBlue Airways Corporation (a)(b)                        6,203            262
  RyanAir Holdings PLC-ADR (a)(b)                          17,710            795
Amusement & Recreation Services (1.8%)
  Disney (Walt) Company (The)                             118,560          2,342
Beverages (1.0%)
  Anheuser-Busch Companies, Inc.                           25,053          1,279
Business Services (6.0%)
  Clear Channel Communications, Inc. (a)(b)                76,943          3,262
  eBay Inc. (a)                                            42,948          4,474
Chemicals & Allied Products (3.1%)
  Procter & Gamble Company (The)                           45,230          4,034
Commercial Banks (5.5%)
  Citigroup Inc.                                          164,586          7,044
Communication (4.7%)
  Echostar Communications
    Corporation-Class A (a)                                40,726          1,410
  Viacom, Inc.-Class B (a)                                104,825          4,577
Communications Equipment (0.7%)
  Nokia Oyj-ADR                                            56,228            924
Computer & Data Processing Services (4.7%)
  Electronic Arts Inc. (a)                                 65,372          4,837
  Oracle Corporation (a)                                   96,512          1,160
Computer & Office Equipment (6.5%)
  Cisco Systems, Inc. (a)                                 248,236          4,142
  Dell Computer Corporation (a)                           130,687          4,176
Construction (0.1%)
  M.D.C. Holdings, Inc.                                     3,954            191
Electronic & Other Electric Equipment (5.1%)
  General Electric Company                                228,331          6,549
Electronic Components & Accessories (2.1%)
  Intel Corporation                                       126,838          2,636
Furniture & Home Furnishings Stores (0.6%)
  Bed Bath & Beyond Inc. (a)(b)                            20,721            804
Health Services (4.0%)
  Caremark Rx, Inc. (a)                                    50,452          1,296
  Quest Diagnostics Incorporated (a)(b)                    60,913          3,886
Insurance (5.6%)
  UnitedHealth Group Incorporated                         144,052          7,239
Lumber & Other Building Materials (3.1%)
  Lowe's Companies, Inc.                                   91,942          3,949
Medical Instruments & Supplies (3.8%)
  Boston Scientific Corporation (a)                         8,195            501
  Medtronic, Inc.                                          40,908          1,962
  Zimmer Holdings, Inc. (a)                                55,172          2,485
Oil & Gas Extraction (0.9%)
  Devon Energy Corporation                                 21,145          1,129
Personal Credit Institutions (6.4%)
  SLM Corporation                                         211,155          8,271
Pharmaceuticals (11.6%)
  Amgen Inc. (a)                                           64,074          4,256
  Genentech, Inc. (a)                                      92,858          6,697
  IDEC Pharmaceuticals Corporation (a)                      4,858            165
  Lilly (Eli) and Company                                  53,611          3,698
Radio, Television & Computer Stores (1.4%)
  Best Buy Co., Inc. (a)                                   39,858          1,751
Residential Building Construction (2.3%)
  Lennar Corporation (b)                                   39,732          2,841
  Lennar Corporation-B Shares                               1,538            106
Restaurants (0.1%)
  McDonald's Corporation                                    7,610            168
Retail Trade (3.0%)
  Amazon.com, Inc. (a)(b)                                  61,648          2,250
  Tiffany & Co.                                            49,872          1,630
Security & Commodity Brokers (3.3%)
  Goldman Sachs Group, Inc. (The) (b)                      30,235          2,532
  Lehman Brothers Holdings Inc.                            25,525          1,697
Telecommunications (1.6%)
  Nextel Communications, Inc.-Class A (a)                 115,464          2,088
U.S. Government Agencies (3.5%)
  Fannie Mae                                               66,489          4,484
Variety Stores (2.8%)
  Wal-Mart Stores, Inc.                                    67,107          3,602
                                                                        --------
Total Common Stocks (cost: $112,418)                                     128,050
                                                                        --------

                                                          Principal      Value
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS (2.9%)
  Investors Bank & Trust Company (d)
    0.75%, Repurchase Agreement dated
    06/30/2003 to be repurchased at $3,712
    on 07/01/2003                                           $3,712        $3,712
                                                                          ------
Total Short-Term Obligations (cost: $3,712)                                3,712
                                                                          ------

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Marsico Growth 1

Marsico Growth

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                          Principal        Value
--------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (8.7%)
Debt (6.3%)
Bank Notes (0.2%)
  National Bank of Commerce
    1.02%, due 10/21/2003                                  $  210         $  210
Commercial Paper (0.1%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                      84             84
Euro Dollar Overnight (0.1%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                      84             84
Euro Dollar Terms (2.2%)
  Bank of Montreal
    1.08%, due 07/02/2003                                     168            168
    1.15%, due 07/09/2003                                      48             48
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                                     420            420
  BNP Paribas SA
    1.03%, due 07/21/2003                                     504            504
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                                     210            210
    1.23%, due 07/07/2003                                     546            546
  Danske Bank A/S
    1.04%, due 07/28/2003                                     420            420
  Royal Bank of Canada
    1.03%, due 07/07/2003                                     210            210
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                                     336            336
Master Notes (0.3%)
  Morgan Stanley Dean Witter & Co.
    1.43%, due 09/26/2003                                     420            420
Medium Term Notes (0.5%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                                     420            420
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                     126            126
  Parkland (USA) LLC
    1.02%, due 11/26/2003                                      42             42
Repurchase Agreements (2.9%) (c)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                                   1,260          1,260
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                                     420            420
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                                   1,383          1,383
  Morgan Stanley Dean Witter & Co.
    1.48%, due 07/01/2003                                     756            756

                                                      Shares           Value
--------------------------------------------------------------------------------
Investment Companies (2.4%)
Money Market Funds (2.4%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                            1,217,520        $   1,218
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                              322,248              322
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.05%                            1,575,454            1,575
                                                                     ---------
Total Security Lending Collateral (cost: $11,182)                       11,182
                                                                     ---------
Total Investment Securities (cost: $127,312)                         $ 142,944
                                                                     =========
SUMMARY:
  Investment securities, at value                       111.2%       $ 142,944
  Liabilities in excess of other assets                 (11.2)%        (14,383)
                                                   ----------        ---------
  Net assets                                            100.0%       $ 128,561
                                                   ==========        =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $10,696.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $3,879.

(d) At June 30, 2003, the collateral for the Repurchase Agreements is as follows: $43,018 Ginnie Mae-FHA/VA Pool 8006 (5.75%, due 07/20/2022) with a value and accrued interest of $3,898.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Marsico Growth 2

Marsico Growth

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $127,312)
     (including $10,696 of securities loaned)                         $ 142,944
  Cash                                                                       50
  Receivables:
     Investment securities sold                                             862
     Dividends                                                               56
  Other                                                                      22
                                                                      ---------
                                                                        143,934
                                                                      ---------
Liabilities:
  Investment securities purchased                                         4,059
  Accounts payable and accrued liabilities:
     Management and advisory fees                                           104
  Payable for securities on loan                                         11,182
  Other                                                                      28
                                                                      ---------
                                                                         15,373
                                                                      ---------
Net Assets                                                            $ 128,561
                                                                      =========
Net Assets Consist of:
  Capital stock, 50,000 shares authorized ($.01 par value)            $     170
  Additional paid-in capital                                            133,636
  Accumulated net investment income (loss)                                  (83)
  Accumulated net realized gain (loss) from
     investment securities                                              (20,794)
  Net unrealized appreciation (depreciation) on
     investment securities                                               15,632
                                                                      ---------
Net Assets                                                            $ 128,561
                                                                      =========
Shares Outstanding:
  Initial Class                                                          17,034
  Service Class                                                              12
Net Asset Value and Offering Price Per Share:
  Initial Class                                                       $    7.54
  Service Class                                                            7.54

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                             $     29
  Dividends                                                                 463
  Income from loaned securities-net                                           8
     Less withholding taxes on foreign dividends                            (11)
                                                                       --------
                                                                            489
                                                                       --------
Expenses:
  Management and advisory fees                                              519
  Transfer agent fees                                                         1
  Printing and shareholder reports                                           18
  Custody fees                                                               13
  Administration fees                                                        12
  Legal fees                                                                  1
  Auditing and accounting fees                                                5
  Directors fees                                                              2
  Other                                                                       1
                                                                       --------
  Total expenses                                                            572
                                                                       --------
Net Investment Income (Loss)                                                (83)
                                                                       --------
Net Realized and Unrealized Gain (Loss):
  Realized gain (loss) from investment securities                        (3,251)
  Increase (decrease) in unrealized appreciation
     (depreciation) on investment securities                             20,625
                                                                       --------
Net Gain (Loss) on Investment Securities                                 17,374
                                                                       --------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                      $ 17,291
                                                                       ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Marsico Growth 3

Marsico Growth

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                        June 30,
                                                         2003       December 31,
                                                      (unaudited)      2002
                                                      -----------   ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                        $     (83)      $     (15)
  Net realized gain (loss) from
     investment securities                               (3,251)        (14,883)
  Net unrealized appreciation
     (depreciation) on investment
     securities                                          20,625          (2,568)
                                                      ---------       ---------
                                                         17,291         (17,466)
                                                      ---------       ---------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --             (51)
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --             (51)
                                                      ---------       ---------
  From net realized gains:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                       47,962         100,534
     Service Class                                           82              --
                                                      ---------       ---------
                                                         48,044         100,534
                                                      ---------       ---------
  Dividends and distributions reinvested:
     Initial Class                                           --              51
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              51
                                                      ---------       ---------
  Cost of shares redeemed:
     Initial Class                                      (39,348)        (25,876)
     Service Class                                           --              --
                                                      ---------       ---------
                                                        (39,348)        (25,876)
                                                      ---------       ---------
                                                          8,696          74,709
                                                      ---------       ---------
Net increase (decrease) in net assets                    25,987          57,192
                                                      ---------       ---------
Net Assets:
  Beginning of period                                   102,574          45,382
                                                      ---------       ---------
  End of period                                       $ 128,561       $ 102,574
                                                      =========       =========
Accumulated Net Investment
  Income (Loss)                                       $     (83)      $       0
                                                      =========       =========
Share Activity:
  Shares issued:
     Initial Class                                        7,027          13,855
     Service Class                                           12              --
                                                      ---------       ---------
                                                          7,039          13,855
                                                      ---------       ---------
  Shares issued-reinvested from distributions:
     Initial Class                                           --               7
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --               7
                                                      ---------       ---------
  Shares redeemed:
     Initial Class                                       (5,266)         (3,583)
     Service Class                                           --              --
                                                      ---------       ---------
                                                         (5,266)         (3,853)
                                                      ---------       ---------
Net increase (decrease) in shares
  outstanding                                             1,773          10,279
                                                      =========       =========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Marsico Growth 4

Marsico Growth

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
---------------------------------------------------------------------------------------
Initial Class   06/30/2003     $  6.72      $      --        $   0.82       $   0.82
                12/31/2002        9.09             --           (2.36)         (2.36)
                12/31/2001       10.67            0.02          (1.52)         (1.50)
                12/31/2000       11.75            0.02          (0.95)         (0.93)
                12/31/1999       10.00            0.01           1.74           1.75
---------------------------------------------------------------------------------------
Service Class   06/30/2003        7.06           (0.01)          0.49           0.48
---------------------------------------------------------------------------------------

                For a share outstanding throughout each period (a)
                --------------------------------------------------
                             Distributions
                ---------------------------------------
                                                         Net Asset
                  From Net    From Net                    Value,
                 Investment   Realized       Total          End
                   Income       Gains    Distributions   of Period
------------------------------------------------------------------
Initial Class     $     --    $     --     $     --      $   7.54
                     (0.01)         --        (0.01)         6.72
                     (0.07)      (0.01)       (0.08)         9.09
                     (0.10)      (0.05)       (0.15)        10.67
                        --          --           --         11.75
------------------------------------------------------------------
Service Class           --          --           --          7.54
------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           12.20%        $ 128,474        0.88%        0.88%           (0.13)%           54%
                12/31/2002          (25.98)          102,574        1.00         1.06            (0.03)           103
                12/31/2001          (14.09)           45,382        1.00         1.21             0.16             17
                12/31/2000           (8.02)           20,185        1.00         1.37             0.15             37
                12/31/1999           17.50             8,204        1.00         2.68             0.12             40
------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            6.80                87        1.17         1.17            (0.49)            54
------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-May 3, 1999
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Marsico Growth 5

Marsico Growth

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Marsico Growth ("the Fund"), part of ATSF, began operations on May 3, 1999.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be in an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required at all times to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amounts of collateral and value of securities on loan are

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Marsico Growth 6

Marsico Growth

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions during the six-months ended June 30, 2003, of $23 are included in net realized gains in the Statement of Operations.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company. ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

    0.80% of the first $250 million of ANA
    0.75% of the next $250 million of ANA
    0.70% of the next $500 million of ANA
    0.60% of ANA over $1 billion

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.00% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $4. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Marsico Growth 7

Marsico Growth

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                    $78,192
  U.S. Government                                                          1,771
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                     60,563
  U.S. Government                                                            264

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

         Capital Loss
         Carryforward                                  Available through
        --------------                                ------------------

           $1,890                                     December 31, 2009
            6,746                                     December 31, 2010

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002 of $8,235 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, were as follows:

Federal Tax Cost Basis                                                $ 127,829
                                                                      =========
Unrealized Appreciation                                               $  15,467
Unrealized (Depreciation)                                                  (352)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $  15,115
                                                                      =========


AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Marsico Growth 8

MFS High Yield

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                            Principal     Value
--------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS (1.0%)
  Federative Republic of Brazil
    2.19%, due 04/15/2009 (g)                                 $1,607      $1,350
    8.88%, due 04/15/2024                                      1,771       1,378
  State of Qatar
    9.75%, due 06/15/2030                                      1,120       1,555
  United Mexican States
    8.13%, due 12/30/2019                                      1,201       1,369
                                                                          ------
Total Foreign Government Obligations (cost: $5,820)                        5,652
                                                                          ------
MORTGAGE-BACKED SECURITIES (0.8%)
  Commercial Mortgage Acceptance
    Corporation
    5.44%, due 09/15/2030                                        230         208
  Commercial Mortgage Pass-Through
    Certificate (f)
    5.65%, due 05/15/2032                                      1,800       1,681
  First Union-Lehman Brothers
    Commercial Mortgage Trust
    7.00%, due 04/18/2029                                        800         771
    7.50%, due 11/18/2029 (f)                                  1,940       1,909
                                                                          ------
Total Mortgage-Backed Securities (cost: $4,427)                            4,569
                                                                          ------
ASSET-BACKED SECURITIES (0.1%)
  Falcon Franchise Loan LLC (f)
    3.88%, due 01/05/2025                                      4,451         865
                                                                          ------
Total Asset-Backed Securities (cost: $855)                                   865
                                                                          ------
CORPORATE DEBT SECURITIES (93.4%)
Aerospace (0.4%)
  Argo-Tech Corporation
    8.63%, due 10/01/2007                                         30          28
  K & F Industries, Inc.
    9.25%, due 10/15/2007                                        190         198
    9.63%, due 12/15/2010                                      1,340       1,487
  Vought Aircraft Industries, Inc.-144A
    8.00%, due 07/15/2011                                        410         410
Agriculture (0.2%)
  Michael Foods, Inc.
   11.75%, due 04/01/2011                                      1,160       1,334
Air Transportation (0.3%)
  Continental Airlines, Inc.
    6.55%, due 02/02/2019                                      1,679       1,627
Amusement & Recreation Services (3.7%)
  Ameristar Casinos, Inc.
   10.75%, due 02/15/2009                                         60          68
  Argosy Gaming Company
   10.75%, due 06/01/2009                                      1,080       1,183
    9.00%, due 09/01/2011                                        645         697
  Aztar Corporation
    8.88%, due 05/15/2007                                      1,275       1,331
  Boyd Gaming Corporation
    9.25%, due 08/01/2009                                        405         450
  Hollywood Park Inc.
    9.25%, due 02/15/2007                                        235         231
  Horseshoe Gaming Holding Corp.
    8.63%, due 05/15/2009                                      1,575       1,670
  Mandalay Resort Group (b)
    9.38%, due 02/15/2010                                      1,700       1,921
  MGM MIRAGE
    8.50%, due 09/15/2010                                        765         899
    8.38%, due 02/01/2011 (b)                                  1,790       2,036
  Pinnacle Entertainment, Inc.
    9.50%, due 08/01/2007                                      2,235       2,218
  Premier Parks Inc. (b)
    9.75%, due 06/15/2007                                        420         416
  Six Flags, Inc.-144A
    9.75%, due 04/15/2013                                      2,795       2,767
  Station Casinos, Inc.
    8.38%, due 02/15/2008                                        625         675
    8.88%, due 12/01/2008                                      2,925       3,071
    9.88%, due 07/01/2010                                        165         182
  Vail Resorts, Inc.
    8.75%, due 05/15/2009                                        390         408
  Vail Resorts, Inc.-144A
    8.75%, due 05/15/2009                                      1,150       1,202
Apparel & Accessory Stores (0.4%)
  J. Crew Intermediate LLC-144A
   16.00%, due 05/15/2008                                      1,634         950
  J. Crew Operating Corp.
   10.38%, due 10/15/2007                                      1,540       1,494
Apparel Products (0.2%)
  Oxford Industries, Inc.-144A
    8.88%, due 06/01/2011                                      1,005       1,055
  WestPoint Stevens Inc.
    7.88%, due 06/15/2005                                         60          13
    7.88%, due 06/15/2008 (b)                                  1,220         262
Automotive (1.6%)
  Advanced Accessory Systems, LLC-144A
   10.75%, due 06/15/2011                                        485         514
  ArvinMeritor, Inc.
    8.75%, due 03/01/2012                                      1,335       1,495
  Dana Corporation
   10.13%, due 03/15/2010                                      1,045       1,152
    9.00%, due 08/15/2011 (b)                                    720         779
  Dura Operating Corporation (b)
    9.00%, due 05/01/2009                                      1,525       1,403

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                MFS High Yield 1

MFS High Yield

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                         Principal        Value
--------------------------------------------------------------------------------
Automotive (continued)
  General Motors Corporation
    7.13%, due 07/15/2013                                  $  236         $  234
  Metaldyne Corporation
   11.00%, due 06/15/2012                                     115             95
  Navistar International Corporation
    9.38%, due 06/01/2006                                     805            875
  Tenneco Automotive Inc. (b)
   11.63%, due 10/15/2009                                   1,330          1,177
  Tenneco Automotive Inc.-144A
   10.25%, due 07/15/2013                                   1,795          1,817
  Venture Holdings Trust
    9.50%, due 07/01/2005                                     180             50
Beverages (0.1%)
  Merisant Company-144A
    9.50%, due 07/15/2013                                     465            481
Business Credit Institutions (0.4%)
  PCA LLC (PCA Finance Corp.)
   11.88%, due 08/01/2009                                   1,910          2,082
Business Services (2.9%)
  Clear Channel Communications, Inc.
    8.00%, due 11/01/2008                                     475            552
  Hanover Equipment Trust 2001B (b)
    8.75%, due 09/01/2011                                   1,705          1,790
  Lamar Media Corp.
    7.25%, due 01/01/2013                                   2,905          3,079
  Muzak LLC (Muzak Finance
    Corporation)-144A
   10.00%, due 02/15/2009                                   1,755          1,838
  NDCHealth Corporation-144A
   10.50%, due 12/01/2012                                     355            381
  R.H. Donnelley Financial
    Corporation I-144A
    8.88%, due 12/15/2010                                     945          1,044
   10.88%, due 12/15/2012                                     320            373
  United Rentals, Inc. (b)
   10.75%, due 04/15/2008                                   3,210          3,507
    9.25%, due 01/15/2009                                   1,000            985
  Williams Scotsman, Inc.
    9.88%, due 06/01/2007                                   3,355          3,288
Chemicals & Allied Products (4.5%)
  Acetex Corporation
   10.88%, due 08/01/2009                                   2,815          3,128
  Compass Minerals Group, Inc.
   10.00%, due 08/15/2011                                     420            470
  Huntsman ICI Chemicals LLC
   10.13%, due 07/01/2009                                   6,315          6,062
  Huntsman International LLC
    9.88%, due 03/01/2009                                   2,040          2,122
  Johnsondiversey Inc.
    9.63%, due 05/15/2012                                      25             31
    9.63%, due 05/15/2012 (b)                               4,520          5,051
  Lyondell Chemical Company
    9.63%, due 05/01/2007                                   1,640          1,607
    9.88%, due 05/01/2007                                     180            176
    9.50%, due 12/15/2008                                     160            152
   11.13%, due 07/15/2012                                   2,450          2,511
  MacDermid, Incorporated
    9.13%, due 07/15/2011                                     525            587
  Noveon, Inc.
   11.00%, due 02/28/2011                                      50             57
  Revlon Consumer Products Corporation
   12.00%, due 12/01/2005                                   1,200          1,167
  Rhodia SA-144A (b)
    8.88%, due 06/01/2011                                   2,930          3,033
  Sovereign Specialty Chemicals, Inc.
   11.88%, due 03/15/2010                                      80             76
Communication (7.1%)
  American Tower Escrow Corp.
    Zero Coupon, due 08/01/2008                             3,680          2,374
  Charter Communications Holdings LLC (b)
    8.25%, due 04/01/2007                                     415            320
    8.63%, due 04/01/2009                                   9,155          6,592
  Colt Telecom Group PLC (b)
   12.00%, due 12/15/2006                                   2,300          2,323
  Comcast Corporation
   10.50%, due 06/15/2006                                      75             89
  CSC Holdings, Inc.
    8.13%, due 07/15/2009                                   1,400          1,446
  CSC Holdings, Inc.-Series M
    8.13%, due 08/15/2009                                   6,195          6,412
  DIRECTTV Holdings Finance-144A
    8.38%, due 03/15/2013                                   1,940          2,163
  Echostar DBS Corporation
   10.38%, due 10/01/2007                                     310            343
    9.38%, due 02/01/2009                                   5,575          5,944
  Insight Midwest LP
    9.75%, due 10/01/2009                                   2,150          2,274
  Mediacom Broadband LLC
   11.00%, due 07/15/2013                                   1,585          1,763
  Mediacom LLC
    9.50%, due 01/15/2013                                     670            709
  PanAmSat Corporation
    8.50%, due 02/01/2012                                   4,825          5,223
  Quebecor Media, Inc.
   11.13%, due 07/15/2011                                     110            126

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                MFS High Yield 2

MFS High Yield

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                          Principal       Value
--------------------------------------------------------------------------------
Communication (continued)
  Renaissance Media Group LLC
   10.00%, due 04/15/2008                                   $  945        $  933
  Telewest Communications PLC (h)
    0.00%, due 04/15/2009                                      255            80
    0.00%, due 02/01/2010                                       15             4
  XM Satellite Radio Holdings Inc.
   14.00%, due 12/31/2009                                      590           420
  XM Satellite Radio Inc.-144A
   12.00%, due 06/15/2010                                    1,440         1,411
Communications Equipment (1.6%)
  Alamosa (Delaware), Inc.
   12.50%, due 02/01/2011                                    2,050         1,681
  Alamosa PCS Holdings, Inc. (h)
    0.00%, due 02/15/2010                                      225           131
  CC V Holdings Finance, Inc. (h)
    0.00%, due 12/01/2008                                    1,050         1,004
  L-3 Communications Corporation
    7.63%, due 06/15/2012                                    4,710         5,181
  L-3 Communications Corporation-Series B
    8.00%, due 08/01/2008                                       50            52
  Lucent Technologies Inc.
    6.45%, due 03/15/2029                                    2,085         1,428
Computer & Data Processing Services (1.0%)
  Kronos Incorporated
    8.88%, due 06/30/2009                                      100           121
  Titan Corporation (The)-144A (b)
    8.00%, due 05/15/2011                                      425           451
  Unisys Corporation
    8.13%, due 06/01/2006                                    4,935         5,280
Computer & Office Equipment (0.6%)
  General Binding Corporation
    9.38%, due 06/01/2008                                    1,305         1,253
  Xerox Corporation
    7.63%, due 06/15/2013                                    2,395         2,398
Construction (0.6%)
  D.R. Horton, Inc.
    8.00%, due 02/01/2009                                    3,150         3,504
  Integrated Electrical Services, Inc.
    9.38%, due 02/01/2009                                      150           152
Department Stores (0.8%)
  J.C. Penney Company, Inc.
    8.00%, due 03/01/2010                                    2,300         2,409
  Saks Incorporated (b)
    8.25%, due 11/15/2008                                    1,900         2,009
Drug Stores & Proprietary Stores (0.9%)
  Omnicare, Inc.
    6.13%, due 06/01/2013                                      600           612
  Rite Aid Corporation (b)
   12.50%, due 09/15/2006                                      755           846
  Rite Aid Corporation-144A
    8.13%, due 05/01/2010                                    1,180         1,221
    9.50%, due 02/15/2011 (b)                                1,585         1,704
    9.25%, due 06/01/2013 (b)                                  800           792
Electric Services (3.7%)
  AES Corporation (The) (b)
    8.88%, due 02/15/2011                                    2,000         1,955
  AES Corporation (The)-144A
   10.00%, due 07/15/2005 (b)                                  485           503
    8.75%, due 05/15/2013                                    2,450         2,548
    9.00%, due 05/15/2015                                    1,600         1,672
  Calpine Corporation (b)
    8.50%, due 02/15/2011                                    3,060         2,295
  CenterPoint Energy Resources
    Corp.-144A
    7.88%, due 04/01/2013                                    2,330         2,680
  PSEG Energy Holdings Inc.-144A
    7.75%, due 04/16/2007                                    2,035         2,152
  Reliant Resources, Inc.-144A
    9.25%, due 07/15/2010                                    1,070         1,075
    9.50%, due 07/15/2013                                    1,270         1,280
  TECO Energy, Inc.
   10.50%, due 12/01/2007                                      635           725
    7.50%, due 06/15/2010                                    2,050         2,091
  TXU Corp. (b)
    6.38%, due 06/15/2006                                    2,180         2,319
  TXU Energy Company LLC-144A
    7.00%, due 03/15/2013                                      169           187
Electric, Gas & Sanitary Services (0.7%)
  CMS Energy Corporation (b)
    8.50%, due 04/15/2011                                    2,800         2,923
  Illinois Power Company-144A
   11.50%, due 12/15/2010                                      860           983
  PG&E Corporation-144A
    6.88%, due 07/15/2008                                      410           420
Electronic & Other Electric Equipment (0.3%)
  Motors and Gears, Inc.
   10.75%, due 11/15/2006                                    2,105         1,842
Electronic Components & Accessories (2.7%)
  Flextronics International Ltd. (b)
    8.75%, due 10/15/2007                                      150           157
    9.88%, due 07/01/2010                                    1,420         1,555

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                MFS High Yield 3

MFS High Yield

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                          Principal       Value
--------------------------------------------------------------------------------
Electronic Components & Accessories (continued)
  Flextronics International Ltd.-144A
    6.50%, due 05/15/2013                                   $3,695        $3,556
  Tyco International Group SA
    6.75%, due 02/15/2011                                    2,900         3,074
    7.00%, due 06/15/2028                                    7,545         7,620
Environmental Services (1.7%)
  Allied Waste North America, Inc.
    7.63%, due 01/01/2006                                    1,340         1,389
    8.88%, due 04/01/2008                                    1,875         2,034
   10.00%, due 08/01/2009 (b)                                5,540         5,887
    7.88%, due 04/15/2013                                      715           748
Fabricated Metal Products (1.5%)
  Alliant Techsystems, Inc.
    8.50%, due 05/15/2011                                      160           178
  Atrium Companies, Inc.
   10.50%, due 05/01/2009                                    2,060         2,204
  Blount, Inc.
    7.00%, due 06/15/2005                                    1,320         1,280
   13.00%, due 08/01/2009                                       25            21
  Jacuzzi Brands, Inc.-144A
    9.63%, due 07/01/2010                                      515           515
  Remington Arms Company, Inc.-144A
   10.50%, due 02/01/2011                                    3,370         3,522
  TriMas Corporation
    9.88%, due 06/15/2012                                      180           185
  TriMas Corporation-144A
    9.88%, due 06/15/2012                                      600           615
Food & Kindred Products (0.6%)
  Burns, Philp & Company Limited-
    144A (b)
    9.75%, due 07/15/2012                                    2,775         2,706
  Premier International Foods PLC
   12.00%, due 09/01/2009                                      670           750
Food Stores (0.1%)
  7-Eleven, Inc.
    5.00%, due 12/15/2003                                      800           800
Furniture & Fixtures (1.3%)
  Sealy Mattress Company (b)
    9.88%, due 12/15/2007                                    3,950         3,930
  Sealy Mattress Company-144A
    9.88%, due 12/15/2007                                    1,000           995
  Simmons Company
   10.25%, due 03/15/2009                                    2,470         2,643
Gas Production & Distribution (2.6%)
  ANR Pipeline Company
    9.63%, due 11/01/2021                                    1,600         1,888
  ANR Pipeline Company-144A
    8.88%, due 03/15/2010                                      400           437
  Northwest Pipeline Corporation
    8.13%, due 03/01/2010                                      330           355
  SEMCO Energy, Inc.-144A
    7.13%, due 05/15/2008                                      200           209
    7.75%, due 05/15/2013                                      200           213
  Southern Natural Gas Company-144A
    8.88%, due 03/15/2010                                    2,165         2,360
  Williams Companies, Inc. (The)
    8.63%, due 06/01/2010                                      730           763
    7.13%, due 09/01/2011 (b)                                9,385         9,150
Health Services (2.1%)
  Alliance Imaging, Inc. (b)
   10.38%, due 04/15/2011                                    2,700         2,822
  Beverly Enterprises, Inc. (b)
    9.63%, due 04/15/2009                                    1,920         1,843
  HCA Inc. (b)
    7.88%, due 02/01/2011                                    2,245         2,514
  Insight Health Services Corp.
    9.88%, due 11/01/2011                                    1,675         1,759
  Prime Medical Services, Inc.
    8.75%, due 04/01/2008                                       40            38
  Tenet Healthcare Corporation
    6.50%, due 06/01/2012                                    2,475         2,296
  Triad Hospitals, Inc.
    8.75%, due 05/01/2009                                      710           755
Holding & Other Investment Offices (0.4%)
  Arch Western Finance LLC-144A (b)
    6.75%, due 07/01/2013                                    1,340         1,374
  Corrections Corporation of America
    9.88%, due 05/01/2009                                      315           352
    7.50%, due 05/01/2011                                      440           460
Hotels & Other Lodging Places (4.4%)
  Coast Hotels & Casinos, Inc.
    9.50%, due 04/01/2009                                    2,060         2,204
  Hilton Hotels Corporation
    7.63%, due 12/01/2012                                    5,055         5,535
  HMH Properties, Inc.
    8.45%, due 12/01/2008                                    5,710         5,896
  Las Vegas Sands, Inc. (Venetian Casino
    Resort LLC)
   11.00%, due 06/15/2010                                    1,300         1,466

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                MFS High Yield 4

MFS High Yield

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                         Principal        Value
--------------------------------------------------------------------------------
Hotels & Other Lodging Places (continued)
  MeriStar Hospitality Corporation
   10.50%, due 06/15/2009                                  $1,200         $1,227
  Park Place Entertainment Corporation
    8.88%, due 09/15/2008                                      70             77
    8.13%, due 05/15/2011 (b)                               2,900          3,183
  Starwood Hotels & Resorts
    Worldwide, Inc.
    7.38%, due 05/01/2007                                   1,290          1,358
    7.88%, due 05/01/2012 (b)                               4,150          4,544
Industrial Machinery & Equipment (4.5%)
  Actuant Corporation
   13.00%, due 05/01/2009                                      26             30
  AGCO Corporation
    8.50%, due 03/15/2006                                   1,000            998
    9.50%, due 05/01/2008                                   1,530          1,652
  American Standard Inc.
    7.38%, due 02/01/2008                                   6,135          6,779
    7.63%, due 02/15/2010                                      45             51
  Columbus McKinnon Corporation (b)
    8.50%, due 04/01/2008                                     695            518
  Cummins Inc.-144A (b)
    9.50%, due 12/01/2010                                   2,130          2,418
  Grant Prideco Escrow Corp.
    9.00%, due 12/15/2009                                      75             83
  Gulfmark Offshore, Inc.
    8.75%, due 06/01/2008                                   1,925          1,997
  JLG Industries, Inc.-144A
    8.25%, due 05/01/2008                                   2,630          2,669
  Joy Global Inc.
    8.75%, due 03/15/2012                                     235            257
  Manitowoc Company, Inc. (The)
   10.38%, due 05/15/2011                                     120            148
   10.50%, due 08/01/2012 (b)                               1,880          2,087
  NMHG Holding Co.
   10.00%, due 05/15/2009                                     110            121
  Rexnord Corporation-144A
   10.13%, due 12/15/2012                                   1,280          1,408
  SPX Corporation
    7.50%, due 01/01/2013                                   1,390          1,505
  Terex Corporation (b)
    8.88%, due 04/01/2008                                     225            234
   10.38%, due 04/01/2011                                   2,855          3,155
  Thermadyne Holdings Corporation (e)
   12.50%, due 06/01/2008                                      85            (d)
Instruments & Related Products (0.4%)
  Dresser, Inc.
    9.38%, due 04/15/2011                                     900            927
  Esterline Technologies Corporation-144A
    7.75%, due 06/15/2013                                   1,390          1,425
Insurance (0.2%)
  Willis Corroon Corporation
    9.00%, due 02/01/2009                                   1,080          1,145
Leather & Leather Products (0.3%)
  Samsonite Corporation
   10.75%, due 06/15/2008                                   1,585          1,621
Lumber & Wood Products (1.7%)
  Georgia-Pacific Corporation-144A
    9.38%, due 02/01/2013                                   5,140          5,667
  Nortek, Inc.
    9.25%, due 03/15/2007                                   4,020          4,141
    8.88%, due 08/01/2008                                     175            183
Metal Cans & Shipping Containers (2.4%)
  Ball Corporation
    8.25%, due 08/01/2008                                     515            541
    6.88%, due 12/15/2012                                   4,665          4,945
  Crown European Holdings SA-144A
    9.50%, due 03/01/2011                                   3,760          4,061
   10.25%, due 03/01/2011                                     335            408
   10.88%, due 03/01/2013 (b)                               3,415          3,722
  Silgan Holdings Inc.
    9.00%, due 06/01/2009                                     490            507
Mining (0.3%)
  Peabody Energy Corporation-144A
    6.88%, due 03/15/2013                                   1,850          1,938
Motion Pictures (1.3%)
  AMC Entertainment, Inc.
    9.50%, due 02/01/2011                                   3,475          3,597
  Regal Cinemas, Inc.
    9.38%, due 02/01/2012                                   2,715          2,993
  Vivendi Universal-144A
    9.25%, due 04/15/2010                                   1,055          1,200
Motor Vehicles, Parts & Supplies (0.5%)
  TRW Automotive Inc.-144A
    9.38%, due 02/15/2013                                   1,480          1,606
   11.00%, due 02/15/2013 (b)                               1,115          1,215
Oil & Gas Extraction (4.0%)
  Belden & Blake Corporation
    9.88%, due 06/15/2007                                     265            250
  Chesapeake Energy Corporation
    8.13%, due 04/01/2011                                   3,715          4,003
  Dynegy Inc. (b)
    6.88%, due 04/01/2011                                   2,220          1,865
  El Paso Energy Partners, LP-144A
    8.50%, due 06/01/2010                                   1,480          1,584
  Encore Acquisition Company
    8.38%, due 06/15/2012                                     930            995

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                MFS High Yield 5

MFS High Yield

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                           Principal      Value
--------------------------------------------------------------------------------
Oil & Gas Extraction (continued)
  Houston Exploration Company
    (The)-144A
    7.00%, due 06/15/2013                                   $  760        $  785
  Magnum Hunter Resources, Inc.
    9.60%, due 03/15/2012                                      295           325
  OAO Gazprom-144A
    9.63%, due 03/01/2013                                    1,310         1,444
  Ocean Rig ASA
   10.25%, due 06/01/2008                                    1,150           956
  Parker Drilling Company (b)
   10.13%, due 11/15/2009                                    1,500         1,620
  Pemex Project Funding Master Trust
    9.13%, due 10/13/2010                                      522           632
  Pioneer Natural Resources Company
    9.63%, due 04/01/2010                                       55            68
    7.50%, due 04/15/2012                                      930         1,065
  SESI, LLC
    8.88%, due 05/15/2011                                       95           102
  Stone Energy Corporation
    8.25%, due 12/15/2011                                       60            63
  Vintage Petroleum, Inc.
    8.25%, due 05/01/2012                                      580           638
  Westport Resources Corporation
    8.25%, due 11/01/2011                                    1,150         1,259
  Westport Resources Corporation-144A
    8.25%, due 11/04/2011                                      615           673
  XTO Energy, Inc.
    6.25%, due 04/15/2013                                    4,706         5,000
Paper & Allied Products (4.1%)
  Abitibi-Consolidated Inc.
    8.55%, due 08/01/2010                                    1,300         1,456
  Appleton Papers, Inc.
   12.50%, due 12/15/2008                                      535           599
  Buckeye Technologies, Inc.
    8.00%, due 10/15/2010                                    4,450         4,161
  Corporacion Durango, SA de CV-144A (b)(e)
   13.75%, due 07/15/2009                                      720           378
  Fibermark, Inc. (b)
   10.75%, due 04/15/2011                                    2,480         2,480
  Graphic Packaging Corporation
    8.63%, due 02/15/2012                                    2,155         2,198
  Huntsman Packaging Corporation
   13.00%, due 06/01/2010                                      380           357
  Mail-Well I Corporation
    9.63%, due 03/15/2012                                    2,190         2,305
  Norske Skog Canada Limited-144A
    8.63%, due 06/15/2011                                    2,385         2,492
  Pliant Corporation
   13.00%, due 06/01/2010                                    1,885         1,772
  Riverwood International Corporation
   10.63%, due 08/01/2007                                    3,920         4,067
   10.63%, due 08/01/2007                                      200           208
   10.88%, due 04/01/2008                                      250           256
  Smurfit-Stone Container Corporation
    8.25%, due 10/01/2012                                    1,135         1,217
Paper & Paper Products (0.5%)
  MDP Acquisitions PLC
    9.63%, due 10/01/2012                                    2,620         2,895
Paperboard Containers & Boxes (0.3%)
  Greif Bros. Corporation
    8.88%, due 08/01/2012                                      845           908
  Kappa Beheer BV
   10.63%, due 07/15/2009                                      550           589
Petroleum & Petroleum Products (0.4%)
  Barrett Resources Corporation
    7.55%, due 02/01/2007                                    2,120         2,258
Petroleum Refining (0.9%)
  CITGO Petroleum Corporation-144A
   11.38%, due 02/01/2011                                    1,075         1,199
  Tesoro Petroleum Corporation
    9.00%, due 07/01/2008                                      175           158
    9.63%, due 04/01/2012 (b)                                1,055           965
  Tesoro Petroleum Corporation-144A
    8.00%, due 04/15/2008                                    2,825         2,896
Pharmaceuticals (0.4%)
  Alpharma Inc.-144A
    8.63%, due 05/01/2011                                    1,480         1,554
  AmerisourceBergen Corporation
    7.25%, due 11/15/2012                                      790           857
Primary Metal Industries (1.0%)
  AK Steel Corporation (b)
    7.75%, due 06/15/2012                                      615           510
  Commonwealth Industries, Inc.
   10.75%, due 10/01/2006                                      735           739
  International Wire Group, Inc.
   11.75%, due 06/01/2005                                       30            19
  Kaiser Aluminum & Chemical
    Corporation (e)
    9.88%, due 02/15/2049                                       80            62
  MMI Products, Inc.
   11.25%, due 04/15/2007                                    1,925         1,352
  Russell Metals, Inc.
   10.00%, due 06/01/2009                                       55            59
  Texas Industries, Inc.-144A
   10.25%, due 06/15/2011                                    1,585         1,656
  United States Steel Corporation
    9.75%, due 05/15/2010                                    1,440         1,462

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                MFS High Yield 6

MFS High Yield

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                         Principal        Value
--------------------------------------------------------------------------------
Printing & Publishing (3.4%)
  American Media Operations, Inc.
   10.25%, due 05/01/2009                                  $1,385         $1,496
  American Media Operations, Inc.-144A
    8.88%, due 01/15/2011                                   2,500          2,706
  CBD Media (CBD Finance)-144A
    8.63%, due 06/01/2011                                     305            314
  Dex Media East LLC (Dex Media
    Finance Co.)
    9.88%, due 11/15/2009                                   2,730          3,044
  Hollinger Inc.-144A
   11.88%, due 03/01/2011                                     655            727
  Hollinger International Publishing
    Inc.-144A
    9.00%, due 12/15/2010                                   2,000          2,140
  Houghton Mifflin Company-144A
    8.25%, due 02/01/2011                                   2,265          2,390
    9.88%, due 02/01/2013 (b)                                 995          1,080
  Moore North America Finance, Inc.-144A
    7.88%, due 01/15/2011                                     845            881
  Primedia Inc.
    8.88%, due 05/15/2011                                   1,280          1,347
  Primedia Inc.-144A (b)
    8.00%, due 05/15/2013                                   2,000          2,050
  TransWestern Publishing Company LLC
    9.63%, due 11/15/2007                                     950            990
  Yell Finance
   10.75%, due 08/01/2011                                     595            686
Radio & Television Broadcasting (3.7%)
  Allbritton Communications Company
    7.75%, due 12/15/2012                                   3,145          3,247
  Allbritton Communications
    Company-144A
    7.75%, due 12/15/2012                                   1,525          1,575
  CanWest Media Inc.
   10.63%, due 05/15/2011                                     805            918
  CanWest Media, Inc.-144A
    7.63%, due 04/15/2013                                     495            526
  Emmis Communications Corporation
    8.13%, due 03/15/2009                                     870            911
    0.00%, due 03/15/2011 (h)                               3,101          2,682
  Entercom Radio, LLC
    7.63%, due 03/01/2014                                   1,165          1,270
  Granite Broadcasting Corporation
   10.38%, due 05/15/2005                                     939            937
    8.88%, due 05/15/2008                                      50             49
  Lin Television Corporation
    8.00%, due 01/15/2008                                     970          1,040
  Lin Television Corporation-144A (b)
    6.50%, due 05/15/2013                                   1,670          1,666
  Paxson Communications Corporation
   10.75%, due 07/15/2008                                     850            914
    0.00%, due 01/15/2009 (h)                                 145            121
  Radio One, Inc. (b)
    8.88%, due 07/01/2011                                     800            880
  Spanish Broadcasting System, Inc.
    9.63%, due 11/01/2009                                   3,485          3,703
  Young Broadcasting Inc.
    8.50%, due 12/15/2008                                   1,215          1,300
Railroads (0.2%)
  Kansas City Southern
    7.50%, due 06/15/2009                                   1,105          1,145
Real Estate (0.5%)
  CBRE Escrow, Inc.-144A
    9.75%, due 05/15/2010                                   1,620          1,703
  Forest City Enterprises, Inc.
    7.63%, due 06/01/2015                                   1,105          1,159
Restaurants (0.3%)
  Domino's, Inc.-144A
    8.25%, due 07/01/2011                                     520            537
  YUM! Brands, Inc.
    7.70%, due 07/01/2012                                     890          1,015
Retail Trade (1.5%)
  AmeriGas Partners, L.P.
    8.88%, due 05/20/2011                                   1,810          1,973
  Cole National Group, Inc.
    8.63%, due 08/15/2007                                   1,485          1,440
    8.88%, due 05/15/2012                                   1,885          1,814
  Finlay Enterprises, Inc.
    9.00%, due 05/01/2008                                   1,875          1,894
  Finlay Fine Jewelry Corporation
    8.38%, due 05/01/2008                                   1,322          1,368
Rubber & Misc. Plastic Products (0.6%)
  Foamex L.P. (Foamex Capital
    Corporation) (b)
   10.75%, due 04/01/2009                                     980            784
  Formica Corporation (e)
   10.88%, due 03/01/2009                                     100             25
  Graham Packaging Holdings Company
    (GPC Capital Corp.)-144A
    8.75%, due 01/15/2008                                   1,530          1,522
  Plastipak Holdings, Inc.
   10.75%, due 09/01/2011                                     980          1,049
Social Services (0.6%)
  Kindercare Learning Centers, Inc.
    9.50%, due 02/15/2009                                   3,485          3,511

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                MFS High Yield 7

MFS High Yield

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                          Principal      Value
--------------------------------------------------------------------------------
Stone, Clay & Glass Products (2.0%)
  Hexcel Corporation
    9.75%, due 01/15/2009                                 $  2,820      $  2,806
  Hexcel Corporation-144A
    9.88%, due 10/01/2008                                      470           517
  Owens-Brockway Glass Container Inc.
    8.88%, due 02/15/2009                                    3,230         3,505
    8.75%, due 11/15/2012                                    2,300         2,496
  Owens-Brockway Glass Container
    Inc.-144A
    8.25%, due 05/15/2013                                    2,380         2,487
Telecommunications (4.9%)
  Centennial Cellular Operating Co.
    (Centennial Communications
    Corp.)-144A
   10.13%, due 06/15/2013                                    1,565         1,549
  Centennial Communications Corp. (b)
   10.75%, due 12/15/2008                                      175           161
  Energis PLC (e)(f)
    9.75%, due 06/15/2009                                       70             1
  Esprit Telecom Group PLC (e)
   10.88%, due 06/15/2008                                       15           (d)
  FairPoint Communications, Inc.-144A (b)
   11.88%, due 03/01/2010                                      625           725
  Global Crossing Holdings, Ltd.
   10.50%, due 12/01/2008                                       53           (d)
  Nextel Communications, Inc. (b)(h)
    9.95%, due 02/15/2008                                    7,855         8,208
  Nextel Partners, Inc.-144A
    8.13%, due 07/01/2011                                      360           359
  Qwest Corporation-144A
   13.50%, due 12/15/2010                                    8,455         9,554
  Rural Cellular Corporation
    9.75%, due 01/15/2010                                    1,905         1,686
  Sprint Capital Corporation
    7.63%, due 01/30/2011                                    1,000         1,141
  Time Warner Telecom Inc. (b)
   10.13%, due 02/01/2011                                    2,000         1,930
  Triton PCS, Inc. (b)
    8.75%, due 11/15/2011                                    1,235         1,232
  Triton PCS, Inc.-144A
    8.50%, due 06/01/2013                                    1,365         1,467
Textile Mill Products (0.5%)
  Collins and Aikman Products (b)
   10.75%, due 12/31/2011                                    1,807         1,590
  Interface, Inc.
   10.38%, due 02/01/2010                                    1,663         1,596
Transportation & Public Utilities (0.5%)
  El Paso Production Holding Co.-144A
    7.75%, due 06/01/2013                                    1,655         1,651
  Plains All American Pipeline, LP
    7.75%, due 10/15/2012                                    1,105         1,238
Trucking & Warehousing (0.6%)
  Iron Mountain Incorporated
    8.63%, due 04/01/2013                                    1,585         1,696
    7.75%, due 01/15/2015                                    1,770         1,872
Variety Stores (0.1%)
  Dollar General Corporation
    8.63%, due 06/15/2010                                      390           431
Water Transportation (0.2%)
  Stena AB
    9.63%, due 12/01/2012                                    1,120         1,231
Wholesale Trade Durable Goods (0.7%)
  Fisher Scientific International Inc.
    8.13%, due 05/01/2012                                    1,730         1,851
  Fisher Scientific International Inc.-144A
    8.13%, due 05/01/2012                                    1,810         1,937
  Jorgensen (Earle M.) Company
    9.75%, due 06/01/2012                                      175           186
Wholesale Trade Nondurable Goods (0.5%)
  Fleming Companies, Inc. (b)
   10.13%, due 04/01/2008                                      470            71
    9.25%, due 06/15/2010                                      305            46
  Roundy's, Inc.
    8.88%, due 06/15/2012                                    2,890         3,020
                                                                        --------
Total Corporate Debt Securities (cost: $520,550)                         543,906
                                                                        --------
CONVERTIBLE BONDS (0.1%)
Communication (0.0%)
  CSC Holdings, Inc.
   11.13%, due 04/01/2008                                      173           177
Telecommunications (0.1%)
  Jazztel PLC
   12.00%, due 10/30/2012                                        9             4
  Nextel Communications, Inc.
    5.25%, due 01/15/2010                                      400           376
                                                                        --------
Total Convertible Bonds (cost: $627)                                         557
                                                                        --------

                                                            Shares       Value
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.0%)
Communications (0.0%)
  Crown Castle International Corp.                            3,000        $   3
Telecommunications (0.0%)
  CompleTel Europe NV                                             3            6
                                                                           -----
Total Convertible Preferred Stocks (cost: $3)                                  9
                                                                           -----

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                MFS High Yield 8

MFS High Yield

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                            Shares         Value
--------------------------------------------------------------------------------
PREFERRED STOCKS (0.0%)
Automotive (0.0%)
  Hayes Lemmerz International, Inc. (f)                         12        $    1
Printing & Publishing (0.0%)
  Primedia Inc.-Series H                                     1,400           127
Telecommunications (0.0%)
  NTL Europe, Inc.                                               2           (d)
                                                                          ------
Total Preferred Stocks (cost: $127)                                          128
                                                                          ------
COMMON STOCKS (0.0%)
Automotive (0.0%)
  Hayes Lemmerz International, Inc. (a)                      3,536            41
  Hayes Lemmerz International, Inc. (a)(f)                  80,000           (d)
Chemicals & Allied Products (0.0%)
  Sterling Chemicals, Inc. (a)                                 112             2
Communication (0.0%)
  XM Satellite Radio Inc.-warrants,
    Expires 03/15/2010                                          65           (d)
Fabricated Metal Products (0.0%)
  IKS Corporation (a)(f)                                       416             1
  Oxford Automotive, Inc. (a)(f)                                21             5
Industrial Machinery & Equipment (0.0%)
  Thermadyne Holdings Corporation (a)                          177             2
  Thermadyne Holdings
    Corporation-Series A-warrants,
    Expires 05/23/2004 (f)                                     279           (d)
  Thermadyne Holdings
    Corporation-Series B-warrants,
    Expires 05/23/2006 (f)                                     169           (d)
Paper & Allied Products (0.0%)
  Pliant Corporation-warrants,
    Expires 06/01/2010                                          40           (d)
Telecommunications (0.0%)
  Allstream Inc.-Class A (a)                                     4           (d)
  Allstream Inc.-Class B (a)                                   215             7
  CompleTel Europe NV (a)                                      321             5
  CompleTel Europe NV (a)(f)                                    21           (d)
  GT Group Telecom Inc.-warrants,
    Expires 02/01/2010                                         200           (d)
  ITC^DeltaCom, Inc. (a)                                     3,475            10
  Jazztel PLC (a)                                           40,008            12
  NTL Incorporated (a)                                       1,768            60
  VersaTel Telecom International NV (a)                        972             1
                                                                          ------
Total Common Stocks (cost: $604)                                             146
                                                                          ------

                                                         Principal        Value
--------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (16.1%)
Debt (11.6%)
Bank Notes (0.3%)
  National Bank of Commerce
    1.02%, due 10/21/2003                                 $ 1,764        $ 1,764
Commercial Paper (0.1%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                     703            703
Euro Dollar Overnight (0.1%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                     706            706
Euro Dollar Terms (4.2%)
  Bank of Montreal
    1.08%, due 07/02/2003                                   1,411          1,411
    1.15%, due 07/09/2003                                     405            405
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                                   3,528          3,528
  BNP Paribas SA
    1.03%, due 07/21/2003                                   4,233          4,233
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                                   1,764          1,764
    1.23%, due 07/07/2003                                   4,586          4,586
  Danske Bank A/S
    1.04%, due 07/28/2003                                   3,528          3,528
  Royal Bank of Canada
    1.03%, due 07/07/2003                                   1,764          1,764
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                                   2,822          2,822
Master Notes (0.6%)
  Morgan Stanley Dean Witter & Co
    1.43%, due 09/26/2003                                   3,528          3,528
Medium Term Notes (0.8%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                                   3,528          3,528
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                   1,058          1,058
  Parkland (USA) LLC
    1.02%, due 11/26/2003                                     353            353
Repurchase Agreements (5.5%) (c)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                                  10,581         10,581
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                                   3,528          3,528
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                                  11,639         11,639
  Morgan Stanley Dean Witter & Co
    1.48%, due 07/01/2003                                   6,350          6,350

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                MFS High Yield 9

MFS High Yield

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                     Shares             Value
--------------------------------------------------------------------------------
Investment Companies (4.5%)
Money Market Funds (4.5%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                            10,230,112        $  10,230
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                             2,707,663            2,708
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.05%                            13,237,624           13,238
                                                                      ---------
Total Security Lending Collateral (cost: $93,955)                        93,955
                                                                      ---------
Total Investment Securities (cost: $626,968)                          $ 649,787
                                                                      =========
SUMMARY:
  Investment securities, at value                        111.5%       $ 649,787
  Liabilities in excess of other assets                  (11.5)%        (67,240)
                                                   -----------        ---------
  Net assets                                             100.0%       $ 582,547
                                                   ===========        =========

                FORWARD FOREIGN CURRENCY CONTRACTS:
-------------------------------------------------------------------
                                       Amount in     Net Unrealized
               Bought   Settlement    U.S. Dollars    Appreciation
Currency       (Sold)      Date      Bought (Sold)   (Depreciation)
-------------------------------------------------------------------
Euro Dollar     (195)  08/04/2003       $  (229)          $ 5

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $89,706.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $32,593.

(d)   Value is less than $1.

(e)   Securities are currently in default on interest payments.

(f) Securities valued as determined in good faith in accordance with procedures established by the Fund's Board of Directors.

(g)   Floating or variable rate note. Rate is listed as of June 30, 2003.

(h) Securities are step bonds. Rate is listed as of June 30, 2003. Depending on the bond, the interest rate will increase on a specified date.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                MFS High Yield 10

MFS High Yield

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $626,968)
     (including $89,706 of securities loaned)                    $ 649,787
  Cash                                                              19,502
  Foreign cash (cost: $5)                                                5
  Receivables:
     Investment securities sold                                        933
     Interest                                                       11,282
     Dividends                                                           3
     Unrealized appreciation on forward foreign
       currency contracts                                                5
  Other                                                                231
                                                                 ---------
                                                                   681,748
                                                                 ---------
Liabilities:
  Investment securities purchased                                    4,669
  Accounts payable and accrued liabilities:
     Management and advisory fees                                      378
  Payable for securities on loan                                    93,955
  Other                                                                199
                                                                 ---------
                                                                    99,201
                                                                 ---------
Net Assets                                                       $ 582,547
                                                                 =========
Net Assets Consist of:
  Capital stock, 100,000 shares authorized ($.01 par value)      $     604
  Additional paid-in capital                                       540,546
  Undistributed net investment income (loss)                        22,450
  Accumulated net realized gain (loss) from
     investment securities and foreign currency
     transactions                                                   (3,878)
  Net unrealized appreciation (depreciation) on:
     Investment securities                                          22,819
     Translation of assets and liabilities denominated in
       foreign currencies                                                6
                                                                 ---------
Net Assets                                                       $ 582,547
                                                                 =========
Shares Outstanding:
  Initial Class                                                     60,343
  Service Class                                                         23
Net Asset Value and Offering Price Per Share:
  Initial Class                                                  $    9.65
  Service Class                                                       9.65

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                             $ 18,087
  Dividends                                                                   9
  Income from loaned securities-net                                          80
                                                                       --------
                                                                         18,176
                                                                       --------
Expenses:
  Management and advisory fees                                            1,716
  Transfer agent fees                                                         1
  Printing and shareholder reports                                           13
  Custody fees                                                               46
  Administration fees                                                        15
  Legal fees                                                                  2
  Auditing and accounting fees                                                5
  Directors fees                                                              6
  Other fees                                                                  5
                                                                       --------
  Total expenses                                                          1,809
                                                                       --------
Net Investment Income (Loss)                                             16,367
                                                                       --------
Net Realized Gain (Loss) from:
  Investment securities                                                   1,671
  Foreign currency transactions                                             (44)
                                                                       --------
                                                                          1,627
                                                                       --------
Net Increase (Decrease) in Unrealized Appreciation
  (Depreciation) on:
  Investment securities                                                  23,461
  Translation of assets and liabilities denominated
     in foreign currency                                                     14
                                                                       --------
                                                                         23,475
                                                                       --------
Net Gain (Loss) on Investment Securities and Foreign
  Currency Transactions                                                  25,102
                                                                       --------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                      $ 41,469
                                                                       ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                MFS High Yield 11

MFS High Yield

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                      June 30,
                                                        2003        December 31,
                                                     (unaudited)        2002
                                                   ---------------  ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                        $  16,367       $   6,110
  Net realized gain (loss) from
     investment securities and foreign
     currency transactions                                1,627          (3,291)
  Net unrealized appreciation
     (depreciation) on investment
     securities and foreign currency
     translation                                         23,475           2,010
                                                      ---------       ---------
                                                         41,469           4,829
                                                      ---------       ---------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --          (2,283)
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --          (2,283)
                                                      ---------       ---------
  From net realized gains:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                      314,582         251,640
     Service Class                                          215              --
                                                      ---------       ---------
                                                        314,797         251,640
                                                      ---------       ---------
  Dividends and distributions reinvested:
     Initial Class                                           --           2,283
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --           2,283
                                                      ---------       ---------
  Cost of shares redeemed:
     Initial Class                                      (30,090)        (32,929)
     Service Class                                           --              --
                                                      ---------       ---------
                                                        (30,090)        (32,929)
                                                      ---------       ---------
                                                        284,707         220,994
                                                      ---------       ---------
Net increase (decrease) in net assets                   326,176         223,540
                                                      ---------       ---------
Net Assets:
  Beginning of period                                   256,371          32,831
                                                      ---------       ---------
  End of period                                       $ 582,547       $ 256,371
                                                      =========       =========
Undistributed Net Investment
  Income (Loss)                                       $  22,450       $   6,083
                                                      =========       =========
Share Activity:
  Shares issued:
     Initial Class                                       34,538          28,846
     Service Class                                           23              --
                                                      ---------       ---------
                                                         34,561          28,846
                                                      ---------       ---------
  Shares issued-reinvested from distributions:
     Initial Class                                           --             271
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --             271
                                                      ---------       ---------
  Shares redeemed:
     Initial Class                                       (3,256)         (3,747)
     Service Class                                           --              --
                                                      ---------       ---------
                                                         (3,256)         (3,747)
                                                      ---------       ---------
Net increase (decrease) in shares
  outstanding                                            31,305          25,370
                                                      =========       =========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                MFS High Yield 12

MFS High Yield

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
--------------------------------------------------------------------------------------
Initial Class   06/30/2003     $  8.83      $   0.34         $   0.48       $   0.82
                12/31/2002        8.90          0.60            (0.43)          0.17
                12/31/2001        9.06          0.69            (0.34)          0.35
                12/31/2000       10.09          0.68            (1.18)         (0.50)
                12/31/1999        9.69          0.47             0.09           0.56
                12/31/1998       10.00          0.25            (0.56)         (0.31)
--------------------------------------------------------------------------------------
Service Class   06/30/2003        9.48          0.12             0.05           0.17
--------------------------------------------------------------------------------------

                For a share outstanding throughout each period (a)
                --------------------------------------------------
                             Distributions
                ---------------------------------------
                                                         Net Asset
                  From Net    From Net                    Value,
                 Investment   Realized       Total          End
                   Income       Gains    Distributions   of Period
------------------------------------------------------------------
Initial Class    $      --       $--       $      --     $   9.65
                     (0.24)       --           (0.24)        8.83
                     (0.51)       --           (0.51)        8.90
                     (0.53)       --           (0.53)        9.06
                     (0.16)       --           (0.16)       10.09
                        --        --              --         9.69
------------------------------------------------------------------
Service Class           --        --              --         9.65
------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           9.29%         $ 582,329        0.82%        0.82%            7.40%       26%
                12/31/2002           2.07            256,371        0.91         0.91             6.85        38
                12/31/2001           3.78             32,831        1.10         1.12             7.57        50
                12/31/2000          (5.18)            21,733        1.13         1.14             7.87        57
                12/31/1999           5.82             20,015        1.22         1.27             7.07        77
                12/31/1998          (3.10)             9,819        1.30         1.58             6.43        26
------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003           1.79                218        1.14         1.14             7.69        26
------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-June 1, 1998
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001 and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                MFS High Yield 13

MFS High Yield

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. MFS High Yield ("the Fund"), part of ATSF, began operations as Endeavor High Yield Portfolio, a part of the Endeavor Series Trust on June 1, 1998. The Fund became a part of ATSF on May 1, 2002.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain in the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                               MFS High Yield 14

MFS High Yield

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward currency contracts at June 30, 2003, are listed in the Schedule of Investments.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.775% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit implemented on January 1, 2003:

    1.08% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $17. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                   $414,784
  U.S. Government                                                             --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                    105,165
  U.S. Government                                                             --

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                MFS High Yield 15

MFS High Yield

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

         Capital Loss
         Carryforward                                  Available through
        --------------                                ------------------

             $    85                                  December 31, 2006
                 149                                  December 31, 2007
                  46                                  December 31, 2008
               1,820                                  December 31, 2009
               2,512                                  December 31, 2010

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002 of $850 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                $ 627,148
                                                                      =========
Unrealized Appreciation                                               $  27,267
Unrealized (Depreciation)                                                (4,628)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $  22,639
                                                                      =========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                MFS High Yield 16

Munder Net50

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                            Principal     Value
--------------------------------------------------------------------------------
CONVERTIBLE BONDS (0.0%)
Computer & Data Processing Services (0.0%)
  MicroStrategy Incorporated
    7.50%, due 06/24/2007                                      $1          $2
                                                                           --
Total Convertible Bonds (cost: $0)                                          2
                                                                           --

                                                            Shares        Value
--------------------------------------------------------------------------------
COMMON STOCKS (94.5%)
Business Services (18.1%)
  aQuantive, Inc. (a)                                        3,700       $    39
  Bankrate, Inc. (a)                                         4,100            50
  Digital Insight Corporation (a)                           33,100           631
  DoubleClick Inc. (a)                                     128,400         1,188
  eBay Inc. (a)                                             12,100         1,261
  Getty Images, Inc. (a)                                     8,200           339
  Monster Worldwide, Inc. (a)                               49,700           981
  NetEase.com, Inc.-ADR (a)                                  3,700           135
  Websense, Inc. (a)                                         7,400           116
Communications Equipment (3.4%)
  Nokia Oyj-ADR                                             11,300           186
  QUALCOMM Incorporated                                      1,800            64
  UTStarcom, Inc. (a)                                       17,600           626
Computer & Data Processing Services (29.6%)
  Check Point Software Technologies, Ltd. (a)               38,800           758
  Internet Security Systems, Inc. (a)                       36,400           527
  lastminute.com plc (a)                                    84,800           244
  Macromedia, Inc. (a)                                       2,700            57
  Micromuse Inc. (a)                                        47,600           380
  Microsoft Corporation                                     48,400         1,240
  MicroStrategy Incorporated-Class A (a)                        11           (c)
  MicroStrategy Incorporated-warrants,
    Expires 06/24/2007                                          35           (c)
  Oracle Corporation (a)                                    37,600           452
  SINA Corporation (a)                                       5,200           106
  Sohu.com Inc. (a)                                          4,400           150
  SportsLine.com, Inc. (a)                                  38,300            80
  TIBCO Software Inc. (a)                                   56,900           290
  United Online, Inc. (a)                                   11,300           286
  VeriSign, Inc. (a)                                        73,400         1,015
  VERITAS Software Corporation (a)                          12,619           362
  webMethods, Inc. (a)                                      11,300            92
  Yahoo! Inc. (a)                                           52,000         1,704
Computer & Office Equipment (14.5%)
  Apple Computer, Inc. (a)                                  13,400           256
  Cisco Systems, Inc. (a)                                   63,600         1,061
  Dell Computer Corporation (a)                             17,100           547
  EMC Corporation (a)                                       42,700           447
  Lexmark International Group, Inc. (a)                     12,300           869
  NetScreen Technologies, Inc. (a)                          10,100           228
  Network Appliance, Inc. (a)                               23,100           374
Educational Services (0.7%)
  University of Phoenix Online (a)                           3,400           172
Electronic Components & Accessories (0.1%)
  Applied Micro Circuits Corporation (a)                     2,400            15
Management Services (0.4%)
  DiamondCluster International, Inc.-Class A (a)            26,100            97
Motion Pictures (7.6%)
  AOL Time Warner Inc. (a)                                  72,000         1,158
  CNET Networks, Inc. (a)                                  104,000           648
  Macrovision Corporation (a)                                2,500            50
  Netflix, Inc. (a)                                          4,900           125
Radio, Television & Computer Stores (0.0%)
  eUniverse, Inc. (a) (d)                                    3,700             7
Retail Trade (10.1%)
  1-800-FLOWERS.COM, Inc. (a)                               44,900           370
  Amazon.com, Inc. (a)                                      10,700           390
  Autobytel, Inc. (a)                                       20,200           126
  InterActiveCorp (a)                                       44,064         1,744
Savings Institutions (1.2%)
  Bank United Corp.-litigation rights                          600           (c)
  NetBank, Inc.                                             22,800           300
Security & Commodity Brokers (4.3%)
  E*TRADE Group, Inc. (a)                                  132,200         1,124
Transportation & Public Utilities (3.2%)
  Expedia, Inc.-Class A (a)                                 10,400           793
  Expedia, Inc.-warrants, Expires 02/04/2009                   652            36
Wholesale Trade Durable Goods (1.3%)
  Digital River, Inc. (a)                                   17,500           338
                                                                         -------
Total Common Stocks (cost: $20,302)                                       24,634
                                                                         -------

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                 Munder Net50 1

Munder Net50

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                      Principal          Value
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS (7.4%)
  Investor's Bank & Trust Company (b)
    0.75%, Repurchase Agreement
    dated 06/30/2003 to be repurchased
    at $1,932 on 07/01/2003                            $  1,932        $  1,932
                                                                       --------
Total Short-Term Obligations (cost: $1,932)                               1,932
                                                                       --------
Total Investment Securities (cost: $22,234)                            $ 26,568
                                                                       ========
SUMMARY:
  Investment securities, at value                         101.9%       $ 26,568
  Liabilities in excess of other assets                    (1.9)%          (505)
                                                       --------        --------
  Net assets                                              100.0%       $ 26,063
                                                       ========        ========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b) At June 30, 2003, the collateral for the Repurchase Agreement is as follows: $33,378 Fannie Mae-Variable Rate (2.84%, due 12/25/2021) with value and accrued interest of $2,028.

(c)   Value is less than $1.

(d) Securities valued as determined in good faith in accordance with procedures established by the Fund's Board of Directors.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                 Munder Net50 2

Munder Net50

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $22,234)                      $ 26,568
  Cash                                                                       50
  Foreign cash (cost: $151)                                                 148
  Receivables:
     Investment securities sold                                              74
  Other                                                                       4
                                                                       --------
                                                                         26,844
                                                                       --------
Liabilities:
  Investment securities purchased                                           758
  Accounts payable and accrued liabilities:
     Management and advisory fees                                            20
  Other                                                                       3
                                                                       --------
                                                                            781
                                                                       --------
Net Assets                                                             $ 26,063
                                                                       ========
Net Assets Consist of:
  Capital Stock, 50,000 shares authorized ($.01 par value)             $     37
  Additional paid-in capital                                             30,519
  Accumulated net investment income (loss)                                  (61)
  Accumulated net realized gain (loss) from
     investment securities                                               (8,766)
  Net unrealized appreciation (depreciation) on
     investment securities                                                4,334
                                                                       --------
Net Assets                                                             $ 26,063
                                                                       ========
Shares Outstanding:
  Initial Class                                                           3,641
  Service Class                                                              14
Net Asset Value and Offering Price Per Share:
  Initial Class                                                        $   7.13
  Service Class                                                            7.13

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                              $     1
  Dividends                                                                   6
  Income from loaned securities-net                                           1
     Less withholding taxes on foreign dividends                             (1)
                                                                        -------
                                                                              7
                                                                        -------
Expenses:
  Management and advisory fees                                               61
  Transfer agent fees                                                         1
  Printing and shareholder reports                                            8
  Custody fees                                                                6
  Administration fees                                                        11
  Auditing and accounting fees                                                5
                                                                        -------
  Total expenses                                                             92
  Less:
     Advisory fee waiver                                                    (24)
                                                                        -------
  Net expenses                                                               68
                                                                        -------
Net Investment Income (Loss)                                                (61)
                                                                        -------
Net Realized and Unrealized Gain (Loss):
  Realized gain (loss) from investment securities                        (3,395)
  Increase (decrease) in unrealized appreciation
     (depreciation) on investment securities                              8,416
                                                                        -------
Net Gain (Loss) on Investment Securities                                  5,021
                                                                        -------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                       $ 4,960
                                                                        =======

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                 Munder Net50 3

Munder Net50

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                       June 30,
                                                         2003       December 31,
                                                      (unaudited)     2002
                                                   ---------------  ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                          $    (61)      $    (80)
  Net realized gain (loss) from
     investment securities                                (3,395)        (2,811)
  Net unrealized appreciation
     (depreciation) on investment
     securities                                            8,416         (2,243)
                                                        --------       --------
                                                           4,960         (5,134)
                                                        --------       --------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                            --             --
     Service Class                                            --             --
                                                        --------       --------
                                                              --             --
                                                        --------       --------
  From net realized gains:
     Initial Class                                            --             --
     Service Class                                            --             --
                                                        --------       --------
                                                              --             --
                                                        --------       --------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                        16,789         15,952
     Service Class                                            81             --
                                                        --------       --------
                                                          16,870         15,952
                                                        --------       --------
  Dividends and distributions reinvested:
     Initial Class                                            --             --
     Service Class                                            --             --
                                                        --------       --------
                                                              --             --
                                                        --------       --------
  Cost of shares redeemed:
     Initial Class                                        (9,363)        (8,467)
     Service Class                                            --             --
                                                        --------       --------
                                                          (9,363)        (8,467)
                                                        --------       --------
                                                           7,507          7,485
                                                        --------       --------
Net increase (decrease) in net assets                     12,467          2,351
                                                        --------       --------
Net Assets:
  Beginning of period                                     13,596         11,245
                                                        --------       --------
  End of period                                         $ 26,063       $ 13,596
                                                        ========       ========
Accumulated Net Investment
  Income (Loss)                                         $    (61)      $     --
                                                        ========       ========
Share Activity:
  Shares issued:
     Initial Class                                         2,713          2,811
     Service Class                                            14             --
                                                        --------       --------
                                                           2,727          2,811
                                                        --------       --------
  Shares issued-reinvested from distributions:
     Initial Class                                            --             --
     Service Class                                            --             --
                                                        --------       --------
                                                              --             --
                                                        --------       --------
  Shares redeemed:
     Initial Class                                        (1,807)        (1,468)
     Service Class                                            --             --
                                                        --------       --------
                                                          (1,807)        (1,468)
                                                        --------       --------
Net increase (decrease) in shares
  outstanding                                                920          1,343
                                                        ========       ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                 Munder Net50 4

Munder Net50

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
--------------------------------------------------------------------------------------
Initial Class   06/30/2003     $  4.97     $   (0.03)        $   2.19       $   2.16
                12/31/2002        8.07         (0.05)           (3.05)         (3.10)
                12/31/2001       10.88            --            (2.76)         (2.76)
                12/31/2000       11.25           0.08           (0.14)         (0.06)
                12/31/1999       10.00           0.03            1.74           1.77
--------------------------------------------------------------------------------------
Service Class   06/30/2003        5.94         (0.01)            1.20           1.19
--------------------------------------------------------------------------------------

                For a share outstanding throughout each period (a)
                ---------------------------------------------------
                             Distributions
                ----------------------------------------
                                                          Net Asset
                  From Net     From Net                    Value,
                 Investment    Realized       Total          End
                   Income       Gains     Distributions   of Period
-------------------------------------------------------------------
Initial Class    $      --    $      --     $      --     $   7.13
                        --           --            --         4.97
                     (0.05)          --         (0.05)        8.07
                     (0.26)       (0.05)        (0.31)       10.88
                     (0.52)          --         (0.52)       11.25
-------------------------------------------------------------------
Service Class           --           --            --         7.13
-------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           43.46%         $ 25,966        1.00%        1.35%           (0.89)%           46%
                12/31/2002          (38.41)           13,596        1.00         1.77            (0.92)            52
                12/31/2001          (25.42)           11,245        1.00         1.72             0.05            208
                12/31/2000           (0.62)            6,451        1.00         2.44             0.71            110
                12/31/1999           17.82             2,783        1.00         5.57             0.50            341
------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003           20.03                97        1.27         2.33            (1.23)            46
------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-May 3, 1999
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                 Munder Net50 5

Munder Net50

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Munder Net50 ("the Fund"), part of ATSF, began operations on May 3, 1999.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be in an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.90% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.00% Expense Limit

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                 Munder Net50 6

Munder Net50

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $1. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                    $12,619
  U.S. Government                                                             --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                      6,084
  U.S. Government                                                             --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

        Capital Loss
        Carryforward                                   Available through
       --------------                                 ------------------

            $ 2,062                                   December 31, 2009
              2,914                                   December 31, 2010

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002 of $19 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                 $ 22,471
                                                                       ========
Unrealized Appreciation                                                $  4,540
Unrealized (Depreciation)                                                  (443)
                                                                       --------
Net Unrealized Appreciation (Depreciation)                             $  4,097
                                                                       ========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                 Munder Net50 7

PBHG Mid Cap Growth

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                           Shares        Value
--------------------------------------------------------------------------------
COMMON STOCKS (96.6%)
Apparel & Accessory Stores (0.2%)
  Christopher & Banks Corporation (a)                       7,000        $   259
Apparel Products (0.5%)
  Columbia Sportswear Company (a)                          12,000            617
Business Services (2.4%)
  Getty Images, Inc. (a)                                   39,500          1,631
  Kroll Inc. (a)(b)                                        43,000          1,164
Chemicals & Allied Products (0.6%)
  Smith International, Inc. (a)                            20,600            757
Communications Equipment (1.8%)
  ADTRAN, Inc. (a)(b)                                      35,000          1,795
  Comverse Technology, Inc. (a)(b)                         23,500            353
Computer & Data Processing Services (6.6%)
  Amdocs Limited (a)(b)                                    94,500          2,268
  Cognizant Technology Solutions
    Corporation (a)                                        22,500            548
  Documentum, Inc. (a)                                     64,900          1,277
  Macromedia, Inc. (a)                                     49,000          1,031
  Synopsys, Inc. (a)(b)                                    20,800          1,286
  United Online, Inc. (a)(b)                               11,500            291
  VERITAS Software Corporation (a)                         35,500          1,018
Computer & Office Equipment (5.7%)
  Cray Inc. (a)                                           134,600          1,063
  Emulex Corporation (a)                                   15,900            362
  Foundry Networks, Inc. (a)                              100,000          1,440
  Juniper Networks, Inc. (a)(b)                            93,000          1,150
  NetScreen Technologies, Inc. (a)                         41,700            940
  Network Appliance, Inc. (a)(b)                           69,500          1,127
  Seagate Technology (a)                                   38,500            680
Construction (0.9%)
  Chicago Bridge & Iron Company
    NV-NY Shares                                           26,500            601
  Jacobs Engineering Group Inc. (a)                        12,000            506
Educational Services (9.7%)
  Apollo Group, Inc.-Class A (a)                           55,050          3,400
  Career Education Corporation (a)                         32,317          2,211
  Corinthian Colleges, Inc. (a)                            45,838          2,226
  Education Management Corporation (a)                     42,800          2,276
  University of Phoenix Online (a)                         25,100          1,273
Electronic & Other Electric Equipment (1.4%)
  Wilson Greatbatch Technologies, Inc. (a)                 46,600          1,682
Electronic Components & Accessories (8.3%)
  Altera Corporation (a)(b)                                32,700            536
  Broadcom Corporation-Class A (a)(b)                      47,800          1,191
  Cree, Inc. (a)(b)                                        44,000            716
  GlobeSpan Virata, Inc. (a)                               57,500            474
  Jabil Circuit, Inc. (a)(b)                               48,000          1,061
  Marvell Technology Group Ltd. (a)                        56,000          1,925
  PMC-Sierra, Inc. (a)                                     67,000            786
  Power Integrations, Inc. (a)                             43,500          1,058
  QLogic Corporation (a)(b)                                43,900          2,122
Environmental Services (1.4%)
  Stericycle, Inc. (a)(b)                                  43,400          1,670
Food & Kindred Products (0.5%)
  Wrigley (Wm.) Jr. Company                                11,500            647
Furniture & Home Furnishings Stores (1.7%)
  Bed Bath & Beyond Inc. (a)                               14,000            543
  Cost Plus, Inc. (a)                                      29,000          1,034
  Williams-Sonoma, Inc. (a)                                15,500            453
Health Services (4.0%)
  Caremark Rx, Inc. (a)                                    67,900          1,744
  Odyssey HealthCare, Inc. (a)(b)                          53,250          1,970
  Renal Care Group, Inc. (a)                               29,700          1,046
Industrial Machinery & Equipment (6.9%)
  FMC Technologies, Inc. (a)                               86,700          1,825
  Lam Research Corporation (a)(b)                          56,400          1,027
  Novellus Systems, Inc. (a)                               28,000          1,025
  Pall Corporation                                         32,500            731
  Varco International Inc. (a)                             49,500            970
  Varian Semiconductor Equipment
    Associates, Inc. (a)(b)                                17,500            521
  Zebra Technologies Corporation-Class A (a)               28,400          2,135
Instruments & Related Products (3.3%)
  Avid Technology, Inc. (a)                                13,000            456
  Cooper Companies, Inc. (The) (b)                         24,900            866
  FLIR Systems, Inc. (a)(b)                                37,000          1,116
  KLA -Tencor Corporation (a)(b)                           20,700            962
  Pinnacle Systems, Inc. (a)                               53,500            572
Insurance (5.7%)
  Coventry Health Care, Inc. (a)                           55,400          2,557
  Everest Re Group, Ltd.                                   11,500            880
  Mid Atlantic Medical Services, Inc. (a)                  36,300          1,898
  WellPoint Health Networks Inc. (a)(b)                    17,000          1,433
Insurance Agents, Brokers & Service (3.3%)
  Brown & Brown, Inc. (b)                                  47,200          1,534
  Express Scripts, Inc.-Class A (a)                        34,300          2,343
Leather & Leather Products (2.2%)
  Coach, Inc. (a)                                          38,500          1,915
  Timberland Company (The)-Class A (a)                     14,000            740

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              PBHG Mid Cap Growth 1

PBHG Mid Cap Growth

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                           Shares         Value
--------------------------------------------------------------------------------
Management Services (3.9%)
  Advisory Board Company (The) (a)                         27,500        $ 1,114
  Corporate Executive Board Company
    (The) (a)(b)                                           56,500          2,306
  FTI Consulting, Inc. (a)(b)                              48,450          1,210
Manufacturing Industries (1.0%)
  LeapFrog Enterprises, Inc. (a)(b)                        38,500          1,225
Medical Instruments & Supplies (4.0%)
  DENTSPLY International Inc.                              23,400            957
  ResMed Inc. (a)                                          30,500          1,196
  Respironics, Inc. (a)                                    17,500            657
  St. Jude Medical, Inc. (a)                               10,500            604
  Varian Medical Systems, Inc. (a)                         23,500          1,353
Mortgage Bankers & Brokers (1.1%)
  Countrywide Credit Industries, Inc.                      19,000          1,322
Oil & Gas Extraction (3.2%)
  BJ Services Company (a)                                  25,900            968
  Nabors Industries Ltd. (a)                               40,000          1,582
  Pride International, Inc. (a)(b)                         64,300          1,210
Pharmaceuticals (5.0%)
  American Pharmaceutical Partners,
    Inc. (a)(b)                                            16,000            542
  Gilead Sciences, Inc. (a)                                31,200          1,734
  Martek Biosciences Corp. (a)(b)                          14,000            601
  SICOR Inc. (a)                                           88,100          1,792
  Taro Pharmaceutical Industries Ltd. (a)(b)               22,500          1,235
Research & Testing Services (1.2%)
  Gen-Probe Incorporated (a)                               34,400          1,406
Restaurants (2.9%)
  Applebee's International, Inc.                           21,500            676
  Brinker International, Inc. (a)                          40,600          1,462
  P.F. Chang's China Bistro, Inc. (a)(b)                   26,500          1,304
Retail Trade (2.0%)
  Amazon.com, Inc. (a)(b)                                  22,000            803
  InterActiveCorp (a)(b)                                   20,000            791
  Staples, Inc. (a)                                        45,500            835
Savings Institutions (1.5%)
  New York Community Bancorp, Inc. (b)                     60,266          1,753
Variety Stores (2.8%)
  99 Cents Only Stores (a)                                 48,500          1,665
  Family Dollar Stores, Inc.                               43,900          1,675
Wholesale Trade Nondurable Goods (0.9%)
  Performance Food Group Company (a)(b)                    27,500          1,018
                                                                         -------
Total Common Stocks (cost: $94,607)                                      114,710
                                                                         -------

                                                          Principal      Value
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS (3.9%)
  Investor's Bank & Trust Company (c)
    0.75%, Repurchase Agreement dated
    06/30/2003 to be repurchased at $4,620
    on 07/01/2003                                           $4,620        $4,620
                                                                          ------
Total Short-Term Obligations (cost: $4,620)                                4,620
                                                                          ------
SECURITY LENDING COLLATERAL (24.5%)
Debt (17.7%)
Bank Notes (0.5%)
  National Bank of Commerce
    1.02%, due 10/21/2003                                   $  545        $  545
Commercial Paper (0.2%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                      217           217
Euro Dollar Overnight (0.2%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                      218           218
Euro Dollar Term (6.3%)
  Bank of Montreal
    1.08%, due 07/02/2003                                      436           436
    1.15%, due 07/09/2003                                      125           125
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                                    1,090         1,090
  BNP Paribas SA
    1.03%, due 07/21/2003                                    1,307         1,307
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                                      545           545
    1.23%, due 07/07/2003                                    1,416         1,416
  Danske Bank A/S
    1.04%, due 07/28/2003                                    1,090         1,090
  Royal Bank of Canada
    1.03%, due 07/07/2003                                      545           545
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                                      872           872
Master Notes (0.9%)
  Morgan Stanley Dean Witter & Co.
    1.43%, due 09/26/2003                                    1,090         1,090
Medium Term Notes (1.3%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                                    1,090         1,090
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                      327           327
  Parkland (USA) LLC
    1.02%, due 11/26/2003                                      109           109

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              PBHG Mid Cap Growth 2

PBHG Mid Cap Growth

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                          Principal       Value
--------------------------------------------------------------------------------
Repurchase Agreements (8.3%)(d)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                                  $3,268         $3,268
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                                   1,090          1,090
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                                   3,594          3,594
  Morgan Stanley Dean Witter & Co.
    1.48%, due 07/01/2003                                   1,961          1,961

                                                    Shares            Value
--------------------------------------------------------------------------------
Investment Companies (6.8%)
Money Market Funds (6.8%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                           3,159,734        $   3,160
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                             836,305              836
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.05%                           4,088,652            4,089
                                                                    ---------
Total Security Lending Collateral (cost: $29,020)                      29,020
                                                                    ---------
Total Investment Securities (cost: $128,247)                        $ 148,350
                                                                    =========
SUMMARY:
  Investment securities, at value                      125.0%       $ 148,350
  Liabilities in excess of other assets                (25.0)%        (29,699)
                                                   ---------        ---------
  Net assets                                           100.0%       $ 118,651
                                                   =========        =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $28,026.

(c) At June 30, 2003, the collateral for the Repurchase Agreement is as follows: $4,626 Small Business Administration-505769 (5.38%, due 01/25/2022) with value and accrued interest of $4,851.

(d) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $10,067.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              PBHG Mid Cap Growth 3

PBHG Mid Cap Growth

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $128,247)
     (including $28,026 of securities loaned)                   $ 148,350
  Cash                                                                 50
  Receivables:
     Investment securities sold                                     1,142
     Interest                                                           1
     Dividends                                                          7
  Other                                                                57
                                                                ---------
                                                                  149,607
                                                                ---------
Liabilities:
  Investment securities purchased                                   1,791
  Accounts payable and accrued liabilities:
     Management and advisory fees                                      91
     Payable for securities on loan                                29,020
  Other                                                                54
                                                                ---------
                                                                   30,956
                                                                ---------
Net Assets                                                      $ 118,651
                                                                =========
Net Assets Consist of:
  Capital stock, 50,000 shares authorized ($.01 par value)      $     151
  Additional paid-in capital                                      302,070
  Accumulated net investment income (loss)                           (412)
  Accumulated net realized gain (loss) from
     investment securities                                       (203,261)
  Net unrealized appreciation (depreciation) on
     investment securities                                         20,103
                                                                ---------
Net Assets                                                      $ 118,651
                                                                =========
Shares Outstanding:
  Initial Class                                                    15,132
  Service Class                                                        16
Net Asset Value and Offering Price Per Share:
  Initial Class                                                 $    7.83
  Service Class                                                      7.83

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                             $     22
  Dividends                                                                  76
  Income from loaned securities-net                                          21
                                                                       --------
                                                                            119
                                                                       --------
Expenses:
  Management and advisory fees                                              474
  Transfer agent fees                                                         1
  Printing and shareholder reports                                           33
  Custody fees                                                               13
  Administration fees                                                        12
  Legal fees                                                                  1
  Auditing and accounting fees                                                5
  Directors fees                                                              2
  Other                                                                       1
                                                                       --------
  Total expenses                                                            542
  Less:
     Advisory fee waiver                                                    (11)
                                                                       --------
  Net expenses                                                              531
                                                                       --------
Net Investment Income (Loss)                                               (412)
                                                                       --------
Net Realized and Unrealized Gain (Loss):
  Realized gain (loss) from investment securities                        (2,260)
  Increase (decrease) in unrealized appreciation
     (depreciation) on investment securities                             16,434
                                                                       --------
Net Gain (Loss) on Investment Securities                                 14,174
                                                                       --------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                      $ 13,762
                                                                       ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              PBHG Mid Cap Growth 4

PBHG Mid Cap Growth

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                       June 30,
                                                         2003       December 31,
                                                     (unaudited)        2002
                                                     -----------    ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                        $    (412)      $    (897)
  Net realized gain (loss) from
     investment securities                               (2,260)        (33,553)
  Net unrealized appreciation
     (depreciation) on investment
     securities                                          16,434          (5,780)
                                                      ---------       ---------
                                                         13,762         (40,230)
                                                      ---------       ---------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
  From net realized gains:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                       35,750         111,794
     Service Class                                          115              --
                                                      ---------       ---------
                                                         35,865         111,794
                                                      ---------       ---------
  Dividends and distributions reinvested:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
  Cost of shares redeemed:
     Initial Class                                      (33,791)       (108,042)
     Service Class                                           --              --
                                                      ---------       ---------
                                                        (33,791)       (108,042)
                                                      ---------       ---------
                                                          2,074           3,752
                                                      ---------       ---------
Net increase (decrease) in net assets                    15,836         (36,478)
                                                      ---------       ---------
Net Assets:
  Beginning of period                                   102,815         139,293
                                                      ---------       ---------
  End of period                                       $ 118,651       $ 102,815
                                                      =========       =========
Accumulated Net Investment
  Income (Loss)                                       $    (412)      $      --
                                                      =========       =========
Share Activity:
  Shares issued:
     Initial Class                                        5,032          13,604
     Service Class                                           16              --
                                                      ---------       ---------
                                                          5,048          13,604
                                                      ---------       ---------
  Shares issued-reinvested from distributions:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
  Shares redeemed:
     Initial Class                                       (4,772)        (13,161)
     Service Class                                           --              --
                                                      ---------       ---------
                                                         (4,772)        (13,161)
                                                      ---------       ---------
Net increase (decrease) in shares
  outstanding                                               276             443
                                                      =========       =========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              PBHG Mid Cap Growth 5

PBHG Mid Cap Growth

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
--------------------------------------------------------------------------------------
Initial Class   06/30/2003     $  6.91     $   (0.03)        $   0.95       $   0.92
                12/31/2002        9.65         (0.06)           (2.68)         (2.74)
                12/31/2001       15.06         (0.05)           (5.36)         (5.41)
                12/31/2000       17.75         (0.03)           (2.46)         (2.49)
                12/31/1999       10.00         (0.03)            7.83           7.80
--------------------------------------------------------------------------------------
Service Class   06/30/2003        7.17         (0.01)            0.67           0.66
--------------------------------------------------------------------------------------

                For a share outstanding throughout each period (a)
                --------------------------------------------------
                             Distributions
                ---------------------------------------
                                                         Net Asset
                  From Net    From Net                    Value,
                 Investment   Realized       Total          End
                   Income       Gains    Distributions   of Period
------------------------------------------------------------------
Initial Class     $     --       $--       $     --      $   7.83
                        --        --             --          6.91
                        --        --             --          9.65
                     (0.20)       --          (0.20)        15.06
                     (0.05)       --          (0.05)        17.75
------------------------------------------------------------------
Service Class           --        --             --          7.83
------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           13.31%        $ 118,528        1.00%        1.02%           (0.77)%      119%
                12/31/2002          (28.39)          102,815        1.00         1.05            (0.78)       175
                12/31/2001          (35.92)          139,293        1.00         1.08            (0.47)       177
                12/31/2000          (14.39)          217,307        0.92         0.92            (0.14)       133
                12/31/1999           78.00            37,201        1.00         1.40            (0.30)       156
------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            9.21               123        1.32         1.38            (1.08)       119
------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-May 3, 1999
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              PBHG Mid Cap Growth 6

PBHG Mid Cap Growth

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. PBHG Mid Cap Growth ("the Fund"), part of ATSF, began operations on May 3, 1999.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be in an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              PBHG Mid Cap Growth 7

PBHG Mid Cap Growth

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions during the six-months ended June 30, 2003, of $44 are included in net realized gains in the Statement of Operations.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

    0.90% of the first $100 million of ANA
    0.80% of ANA over $100 million

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.00% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $3. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                             PBHG Mid Cap Growth 8

PBHG Mid Cap Growth

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                   $118,834
  U.S. Government                                                             --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                    119,272
  U.S. Government                                                             --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

            Capital Loss
            Carryforward                               Available through
        --------------------                          ------------------

             $  4,987                                 December 31, 2008
              159,472                                 December 31, 2009
               32,845                                 December 31, 2010

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002 of $1,538 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                $ 128,756
                                                                      =========
Unrealized Appreciation                                               $  20,263
Unrealized (Depreciation)                                                  (669)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $  19,594
                                                                      =========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              PBHG Mid Cap Growth 9

PBHG/NWQ Value Select

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                          Shares          Value
--------------------------------------------------------------------------------
COMMON STOCKS (93.0%)
Aerospace (2.2%)
  Lockheed Martin Corporation                             150,000      $   7,136
Business Credit Institutions (1.3%)
  CIT Group, Inc. (The) (b)                               180,000          4,437
Business Services (1.8%)
  First Data Corporation (b)                              140,000          5,802
Commercial Banks (5.2%)
  FleetBoston Financial Corporation                       175,000          5,199
  Morgan Chase & Co. (J.P.)                               154,500          5,281
  PNC Financial Services Group, Inc. (The)                140,000          6,833
Communication (2.5%)
  Liberty Media Corporation-Class A (a)                   728,000          8,416
Communications Equipment (1.5%)
  QUALCOMM Incorporated                                   141,300          5,051
Computer & Data Processing Services (5.4%)
  Automatic Data Processing, Inc.                         195,000          6,603
  Computer Associates International, Inc. (b)             500,000         11,140
Electronic Components & Accessories (1.6%)
  Agere Systems Inc.-Class B (a)                        2,334,000          5,368
Food & Kindred Products (7.7%)
  Altria Group, Inc.                                      181,100          8,229
  ConAgra Foods, Inc.                                     238,000          5,617
  Kraft Foods, Inc. (b)                                   175,000          5,696
  Sara Lee Corporation                                    325,000          6,113
Health Services (4.8%)
  HCA Inc.                                                335,000         10,733
  Tenet Healthcare Corporation (a)                        432,300          5,036
Instruments & Related Products (3.6%)
  Agilent Technologies, Inc. (a)                          275,000          5,376
  Raytheon Company                                        200,000          6,568
Insurance (3.9%)
  Aon Corporation                                         330,000          7,946
  MGIC Investment Corporation (b)                         110,000          5,130
Insurance Agents, Brokers & Service (2.0%)
  Hartford Financial Services Group, Inc. (The)           130,000          6,547
Lumber & Other Building Materials (1.8%)
  Lowe's Companies, Inc.                                  136,900          5,880
Medical Instruments & Supplies (2.0%)
  Baxter International Inc.                               250,000          6,500
Metal Mining (2.4%)
  Barrick Gold Corporation (b)                            450,000          8,055
Mortgage Bankers & Brokers (1.9%)
  Countrywide Credit Industries, Inc.                      90,000          6,261
Oil & Gas Extraction (9.9%)
  Anadarko Petroleum Corporation                          100,000          4,447
  ConocoPhillips                                          250,700         13,738
  Kerr-McGee Corporation                                  180,000          8,064
  Transocean Inc. (a)                                     290,000          6,371
Paper & Allied Products (2.4%)
  Kimberly-Clark Corporation                              150,000          7,821
Petroleum Refining (3.4%)
  ChevronTexaco Corporation                                77,500          5,596
  Royal Dutch Petroleum Company-NY
    Registered Shares                                     125,000          5,828
Pharmaceuticals (8.3%)
  Bristol-Myers Squibb Co.                                170,000          4,616
  Merck & Co., Inc.                                        74,200          4,493
  Pfizer Inc.                                             220,000          7,514
  Schering-Plough Corporation                             330,000          6,138
  Wyeth                                                    95,000          4,327
Restaurants (1.4%)
  McDonald's Corporation                                  211,800          4,672
Retail Trade (1.6%)
  Toys "R" Us, Inc. (a)                                   450,000          5,454
Savings Institutions (2.2%)
  IndyMac Bancorp, Inc.                                   291,500          7,410
Telecommunications (3.2%)
  Sprint Corporation (FON Group)                          410,000          5,904
  Telephone and Data Systems, Inc. (b)                     94,100          4,677
U.S. Government Agencies (7.2%)
  Fannie Mae                                              246,100         16,597
  Freddie Mac                                             144,600          7,341
Variety Stores (1.8%)
  Costco Wholesale Corporation (a)                        165,000          6,039
                                                                       ---------
Total Common Stocks (cost: $286,578)                                     308,000
                                                                       ---------

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                             PBHG/NWQ Value Select 1

PBHG/NWQ Value Select

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                        Principal         Value
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS (6.8%)
  Investor's Bank & Trust Company (c)
    0.75%, Repurchase Agreement
    dated 06/30/2003 to be repurchased
    at $22,558 on 07/01/2003                              $22,558        $22,558
                                                                         -------
Total Short-Term Obligations (cost: $22,558)                              22,558
                                                                         -------
SECURITY LENDING COLLATERAL (8.7%)
Debt (6.3%)
Bank Notes (0.2%)
  National Bank of Commerce
    1.02%, due 10/21/2003                                     540            540
Commercial Paper (0.1%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                     215            215
Euro Dollar Overnight (0.1%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                     216            216
Euro Dollar Terms (2.2%)
  Bank of Montreal
    1.08%, due 07/02/2003                                     432            432
    1.15%, due 07/09/2003                                     124            124
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                                   1,079          1,079
  BNP Paribas SA
    1.03%, due 07/21/2003                                   1,295          1,295
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                                     540            540
    1.23%, due 07/07/2003                                   1,403          1,403
  Danske Bank A/S
    1.04%, due 07/28/2003                                   1,079          1,079
  Royal Bank of Canada
    1.03%, due 07/07/2003                                     540            540
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                                     863            863
Master Notes (0.3%)
  Morgan Stanley Dean Witter & Co
    1.43%, due 09/26/2003                                   1,079          1,079
Medium Term Notes (0.5%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                                   1,079          1,079
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                     324            324
  Parkland (USA) LL
    1.02%, due 11/26/2003                                     108            108
Repurchase Agreements (2.9%) (d)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                                   3,237          3,237
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                                   1,079          1,079
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                                   3,560          3,560
  Morgan Stanley Dean Witter & Co
    1.48%, due 07/01/2003                                   1,942          1,942

                                                       Shares           Value
--------------------------------------------------------------------------------
Investment Companies (2.4%)
Money Market Funds (2.4%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                             3,129,240        $   3,129
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                               828,234              828
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.05%                             4,049,193            4,049
                                                                      ---------
Total Security Lending Collateral (cost: $28,740)                        28,740
                                                                      ---------
Total Investment Securities (cost: $337,876)                          $ 359,298
                                                                      =========
SUMMARY:
  Investment securities, at value                        108.5%       $ 359,298
  Liabilities in excess of other assets                   (8.5)%        (28,026)
                                                     ---------        ---------
  Net assets                                             100.0%       $ 331,272
                                                     =========        =========
The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                             PBHG/NWQ Value Select 2

PBHG/NWQ Value Select

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $27,901.

(c) At June 30, 2003, the collateral for the Repurchase Agreements is as follows:

--------------------------------------------------------------------------------
                                                               Market Value
Collateral                                                 and Accrued Interest
--------------------------------------------------------------------------------
$11,278 Fannie Mae ARM-572470
 5.62%, due 06/01/2030                                            $ 6,445
$20,077 Freddie Mac ARM-780213
 4.00%, due 01/01/2033                                             17,240
                                                                  -------
                                                                  $23,685
                                                                  =======

(d) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $9,970.

DEFINITIONS:

ARM Adjustable Rate Mortgage

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                             PBHG/NWQ Value Select 3

PBHG/NWQ Value Select

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $337,876)
     (including $27,901 of securities loaned)                         $ 359,298
  Cash                                                                      101
  Receivables:
     Interest                                                                 1
     Dividends                                                              841
  Other                                                                      49
                                                                      ---------
                                                                        360,290
                                                                      ---------
Liabilities:
  Accounts payable and accrued liabilities:
     Management and advisory fees                                           227
  Payable for securities on loan                                         28,740
  Other                                                                      51
                                                                      ---------
                                                                         29,018
                                                                      ---------
Net Assets                                                            $ 331,272
                                                                      =========
Net Assets Consist of:
  Capital stock, 50,000 shares authorized ($.01 par value)            $     255
  Additional paid-in capital                                            317,023
  Undistributed net investment income (loss)                              4,469
  Accumulated net realized gain (loss) from
     investment securities                                              (11,897)
  Net unrealized appreciation (depreciation) on
     investment securities                                               21,422
                                                                      ---------
Net Assets                                                            $ 331,272
                                                                      =========
Shares Outstanding:
     Initial Class                                                       25,454
     Service Class                                                           20
Net Asset Value and Offering Price Per Share:
     Initial Class                                                    $   13.00
     Service Class                                                        13.00

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                             $     23
  Dividends                                                               2,996
  Income from loaned securities-net                                          12
     Less withholding taxes on foreign dividends                            (28)
                                                                       --------
                                                                          3,003
                                                                       --------
Expenses:
  Management and advisory fees                                            1,122
  Transfer agent fees                                                         1
  Printing and shareholder reports                                           22
  Custody fees                                                               16
  Administration fees                                                        12
  Legal fees                                                                  2
  Auditing and accounting fees                                                5
  Directors fees                                                              5
  Other                                                                       3
                                                                       --------
  Total expenses                                                          1,188
                                                                       --------
Net Investment Income (Loss)                                              1,815
                                                                       --------
Net Realized and Unrealized Gain (Loss):
  Realized gain (loss) from investment securities                           754
  Increase (decrease) in unrealized appreciation
     (depreciation) on investment securities                             31,993
                                                                       --------
Net Gain (Loss) on Investment Securities                                 32,747
                                                                       --------
Net Increase (Decrease) in Net Assets Resulting from
  Operations                                                           $ 34,562
                                                                       ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                             PBHG/NWQ Value Select 4

PBHG/NWQ Value Select

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                      June 30,
                                                        2003        December 31,
                                                     (unaudited)        2002
                                                     -----------    ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                        $   1,815       $   2,653
  Net realized gain (loss) from
     investment securities                                  754         (10,728)
  Net unrealized appreciation
     (depreciation) on investment
     securities                                          31,993         (19,339)
                                                      ---------       ---------
                                                         34,562         (27,414)
                                                      ---------       ---------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --          (1,667)
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --          (1,667)
                                                      ---------       ---------
  From net realized gains:
     Initial Class                                           --          (5,140)
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --          (5,140)
                                                      ---------       ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                       89,167         153,715
     Service Class                                          250              --
                                                      ---------       ---------
                                                         89,417         153,715
                                                      ---------       ---------
  Dividends and distributions reinvested:
     Initial Class                                           --           6,807
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --           6,807
                                                      ---------       ---------
  Cost of shares redeemed:
     Initial Class                                      (34,859)        (49,832)
     Service Class                                           --              --
                                                      ---------       ---------
                                                        (34,859)        (49,832)
                                                      ---------       ---------
                                                         54,558         110,690
                                                      ---------       ---------
Net increase (decrease) in net assets                    89,120          76,469
                                                      ---------       ---------
Net Assets:
  Beginning of period                                   242,152         165,683
                                                      ---------       ---------
  End of period                                       $ 331,272       $ 242,152
                                                      =========       =========
Undistributed Net Investment
  Income (Loss)                                       $   4,469       $   2,654
                                                      =========       =========
Share Activity:
  Shares issued:
     Initial Class                                        7,624          12,332
     Service Class                                           20              --
                                                      ---------       ---------
                                                          7,644          12,332
                                                      ---------       ---------
  Shares issued-reinvested from distributions:
     Initial Class                                           --             568
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --             568
                                                      ---------       ---------
  Shares redeemed:
     Initial Class                                       (2,991)         (3,841)
     Service Class                                           --              --
                                                      ---------       ---------
                                                         (2,991)         (3,841)
                                                      ---------       ---------
Net increase (decrease) in shares
  outstanding                                             4,653           9,059
                                                      =========       =========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                             PBHG/NWQ Value Select 5

PBHG/NWQ Value Select

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
-------------------------------------------------------------------------------------
Initial Class   06/30/2003    $  11.63      $   0.08         $   1.29       $   1.37
                12/31/2002       14.09          0.18            (2.17)         (1.99)
                12/31/2001       14.37          0.15            (0.41)         (0.26)
                12/31/2000       12.77          0.15             1.78           1.93
                12/31/1999       12.12          0.10             0.85           0.95
                12/31/1998       13.90          0.12            (0.78)         (0.66)
-------------------------------------------------------------------------------------
Service Class   06/30/2003       11.77          0.01             1.22           1.23
-------------------------------------------------------------------------------------

                 For a share outstanding throughout each period (a)
                -----------------------------------------------------
                             Distributions
                ----------------------------------------
                                                           Net Asset
                  From Net     From Net                     Value,
                 Investment    Realized       Total           End
                   Income       Gains     Distributions    of Period
---------------------------------------------------------------------
Initial Class    $      --    $      --     $      --     $   13.00
                     (0.12)       (0.35)        (0.47)        11.63
                     (0.02)          --         (0.02)        14.09
                     (0.18)       (0.15)        (0.33)        14.37
                     (0.10)       (0.20)        (0.30)        12.77
                     (0.25)       (0.87)        (1.12)        12.12
---------------------------------------------------------------------
Service Class           --           --            --         13.00
---------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           11.78%        $ 331,017        0.85%        0.85%            1.29%            83%
                12/31/2002          (14.21)          242,152        0.89         0.89             1.40            200
                12/31/2001           (1.81)          165,683        0.94         0.94             1.07             31
                12/31/2000           15.19           144,818        0.88         0.88             1.10             46
                12/31/1999            7.95           137,158        0.90         0.90             0.77             34
                12/31/1998           (4.78)          157,157        0.89         0.89             0.89             44
------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003           10.45               255        1.16         1.16             0.63             83
------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-May 1, 1996
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                             PBHG/NWQ Value Select 6

PBHG/NWQ Value Select

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. PBHG/NWQ Value Select ("the Fund"), part of ATSF, began operations on May 1, 1996.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions during the six-months ended June 30, 2003, of $148 are included in net realized gains in the Statement of Operations.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be in an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain in the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                             PBHG/NWQ Value Select 7

PBHG/NWQ Value Select

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.80% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.00% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $9. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                             PBHG/NWQ Value Select 8

PBHG/NWQ Value Select

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                   $245,142
  U.S. Government                                                         25,655
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                    215,246
  U.S. Government                                                          9,644

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

          Capital Loss
          Carryforward                                Available through
         --------------                              ------------------
             $8,837                                  December 31, 2010

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002 of $582 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                $ 338,833
                                                                      =========
Unrealized Appreciation                                               $  29,455
Unrealized (Depreciation)                                                (8,990)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $  20,465
                                                                      =========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                             PBHG/NWQ Value Select 9

PIMCO Total Return

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

                                                                Principal     Value
--------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (16.8%)
  U.S. Government Strips
    Zero Coupon, due 05/15/2020                                $    600      $    268
  U.S. Treasury Bond
    6.25%, due 08/15/2023                                        10,300        12,617
    5.50%, due 08/15/2028                                         9,650        10,855
  U.S. Treasury Inflation Index
    3.88%, due 01/15/2009                                         4,259         4,879
    3.50%, due 01/15/2011                                         1,109         1,259
    3.38%, due 01/15/2012                                        24,006        27,161
    3.88%, due 04/15/2029                                         2,320         2,960
  U.S. Treasury Note (a)
    6.50%, due 02/15/2010                                         5,300         6,430
    5.75%, due 08/15/2010                                        26,000        30,433
                                                                             --------
Total U.S. Government Obligations (cost: $95,370)                              96,862
                                                                             --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (41.7%)
  Fannie Mae
    6.25%, due 05/25/2027                                           209           210
  Fannie Mae-Conventional Pool
    5.50%, due 03/01/2016                                         1,000         1,042
    5.50%, due 07/01/2016                                         1,481         1,539
    5.50%, due 11/01/2016                                         1,116         1,160
    5.50%, due 12/01/2016                                           732           762
    6.00%, due 01/01/2017                                            24            25
    5.50%, due 02/01/2017                                         5,014         5,209
    5.50%, due 03/01/2017                                           716           744
    5.50%, due 04/01/2017                                         1,392         1,448
    6.00%, due 05/01/2017                                           224           232
    5.50%, due 06/01/2017                                           330           343
    6.00%, due 06/01/2017                                           754           787
    5.50%, due 08/01/2017                                           333           346
    5.50%, due 09/01/2017                                         4,859         5,047
    5.50%, due 11/01/2017                                         5,063         5,259
    5.50%, due 01/01/2018                                           638           662
    5.50%, due 02/01/2018                                         1,028         1,068
    5.50%, due 06/01/2018                                         1,000         1,039
    6.50%, due 07/01/2032                                         2,150         2,242
    5.39%, due 04/01/2033                                           747           766
  Fannie Mae-July TBA
    5.00%, due 07/01/2018                                         1,500         1,549
    5.50%, due 07/01/2033                                        26,200        27,076
  Fannie Mae-August TBA
    6.00%, due 08/01/2033                                       116,150       120,615
  Fannie Mae-Variable Rate (f)
    4.55%, due 01/01/2028                                           344           354
  Freddie Mac
    5.00%, due 09/15/2016                                         1,680         1,734
    6.00%, due 08/15/2026                                           637           643
    6.00%, due 11/15/2027                                           600           607
    6.00%, due 04/15/2028                                         2,290         2,321
    5.63%, due 07/15/2028                                         1,377         1,391
    4.50%, due 08/15/2031                                           734           740
  Freddie Mac-Gold Pool
    6.50%, due 08/01/2032                                         8,590         8,939
  Freddie Mac-Variable Rate (f)
    4.79%, due 08/01/2023                                           441           454
    1.53%, due 12/15/2029                                         1,063         1,059
  Ginnie Mae-August TBA
    6.50%, due 08/01/2032                                           500           525
    5.50%, due 08/01/2033                                        26,250        27,234
  Ginnie Mae-FHA/VA Pool
    6.50%, due 02/15/2029                                           560           589
    6.50%, due 03/15/2029                                           796           837
    6.50%, due 04/15/2029                                            32            34
    6.50%, due 05/15/2029                                            57            60
    6.50%, due 07/15/2029                                            25            27
    6.50%, due 09/15/2029                                           462           486
    6.50%, due 03/15/2031                                            56            59
    6.50%, due 04/15/2031                                         1,620         1,701
    6.50%, due 06/15/2031                                           851           893
    6.50%, due 07/15/2031                                           774           813
    6.50%, due 08/15/2031                                           492           516
    6.50%, due 09/15/2031                                           450           472
    6.50%, due 10/15/2031                                           949           998
    6.50%, due 11/15/2031                                         1,668         1,751
    6.50%, due 12/15/2031                                           506           530
    6.50%, due 01/15/2032                                           882           926
    6.50%, due 02/15/2032                                           805           845
    6.50%, due 04/15/2032                                           989         1,038
    6.50%, due 05/15/2032                                         1,414         1,485
    6.50%, due 06/20/2032                                            11            12
    6.50%, due 08/15/2032                                           190           200
    6.50%, due 09/15/2032                                           658           691
    6.50%, due 10/15/2032                                            34            36
    6.50%, due 11/15/2032                                            58            61
    6.50%, due 01/15/2033                                         1,119         1,174
                                                                             --------
Total U.S. Government Agency Obligations (cost: $241,340)                     241,405
                                                                             --------

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              PIMCO Total Return 1

PIMCO Total Return

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

                                                         Principal      Value
--------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS (3.2%)
  Federative Republic of Brazil
    2.13%, due 04/15/2006 (f)                             $   480      $   454
   11.50%, due 03/12/2008                                      45           47
    2.19%, due 04/15/2009 (f)                               2,294        1,927
   11.00%, due 01/11/2012                                     350          348
    8.00%, due 04/15/2014 (f)                                 388          338
    8.88%, due 04/15/2024                                     350          272
   12.25%, due 03/06/2030                                     350          352
   11.00%, due 08/17/2040                                   1,750        1,597
  Republic of Chile
    7.13%, due 01/11/2012                                   2,700        3,142
  Republic of Panama
    8.25%, due 04/22/2008                                      10           11
    9.63%, due 02/08/2011                                     610          708
    9.38%, due 07/23/2012                                     250          290
    2.25%, due 07/17/2016 (f)                                 573          458
    9.38%, due 01/16/2023                                   1,600        1,784
  Republic of Peru
    9.13%, due 02/21/2012                                     120          128
    9.88%, due 02/06/2015                                   2,000        2,195
    4.50%, due 03/07/2017 (f)                                 750          570
  Republic of South Africa
    5.25%, due 05/16/2013                                   1,650        1,828
  United Mexican States
    8.38%, due 01/14/2011                                      20           24
    8.38%, due 01/14/2011                                   1,250        1,498
    6.38%, due 01/16/2013                                     450          477
                                                                       -------
Total Foreign Government Obligations (cost: $16,585)                    18,448
                                                                       -------
MORTGAGE-BACKED SECURITIES (2.1%)
  Amortizing Residential Collateral Trust (f)
    1.33%, due 06/25/2004                                     358          357
  Bank of America Mortgage Securities, Inc. (f)
    6.18%, due 07/25/2031                                       5            6
    5.77%, due 10/20/2032                                     981        1,013
  Bear Stearns Adjustable Rate Mortgage
    Trust (f)
    6.00%, due 06/25/2032                                     330          339
  CDC Mortgage Capital Trust (f)
    1.33%, due 01/25/2033                                     371          371
  Countrywide Home Loan Trust-
    Series 2002-1 (f)
    5.52%, due 03/19/2032                                     360          366
  Countrywide Home Loans, Inc. (f)
    4.86%, due 09/19/2032                                   1,241        1,259
  CS First Boston Mortgage Securities Corp. (d)
    1.65%, due 03/25/2032                                     406          401
    1.59%, due 09/27/2032 (f)                               1,759        1,756
  GSR Mortgage Loan Trust 2002-11F
    6.00%, due 07/25/2032                                   1,033        1,046
  Home Equity Asset Trust (f)
    1.34%, due 11/25/2032                                     348          348
  PNC Mortgage Securtities Corp.
    6.30%, due 07/25/2029                                      56           56
  Residential Funding Mortgage
    Securities I, Inc.
    6.50%, due 03/25/2032                                     772          796
  Sequoia Mortgage Funding
    Corporation-Series 10 (f)
    1.49%, due 10/20/2027                                   1,428        1,433
  Structured Asset Mortgage
    Investments Inc.
    6.50%, due 01/25/2032                                      35           35
    1.42%, due 09/19/2032 (f)                                 564          558
    1.33%, due 01/25/2033 (f)                                  32           32
  Washington Mutual (f)
    6.40%, due 10/19/2039                                     786          789
  Washington Mutual Mortgage Securities
    Corporation (f)
    3.25%, due 12/25/2040                                     945          952
  Wells Fargo Mortgage Backed Securities
    Trust-Series 2002-E (f)
    5.11%, due 09/25/2032                                     382          388
                                                                       -------
Total Mortgage-Backed Securities (cost: $12,315)                        12,301
                                                                       -------
ASSET-BACKED SECURITIES (0.3%)
  Bear Stearns Asset Backed Securities, Inc. (f)
    1.37%, due 10/25/2032                                     446          446
  RACERS SER 1997-R-8-3-144A (d)(f)
    1.59%, due 08/15/2007                                   1,100        1,089
  Vanderbilt Acquistion Loan Trust
    3.28%, due 01/07/2013                                     114          115
                                                                       -------
Total Asset-Backed Securities (cost: $1,643)                             1,650
                                                                       -------
CORPORATE DEBT SECURITIES (16.1%)
Air Transportation (0.6%)
  Continental Airlines, Inc.
    7.06%, due 09/15/2009                                   1,000          993
  Delta Air Lines, Inc.
    7.57%, due 11/18/2010                                     300          309
    7.11%, due 09/18/2011                                   1,300        1,318
  UAL Corporation
    6.20%, due 09/01/2008                                     700          587
    6.60%, due 09/01/2013                                     200          168
  United Air Lines, Inc.
    7.73%, due 07/01/2010                                     150          118

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              PIMCO Total Return 2

PIMCO Total Return
================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

                                                          Principal       Value
--------------------------------------------------------------------------------
Amusement & Recreation Services (0.7%)
  Disney (Walt) Company (The)
    3.90%, due 09/15/2003                                   $2,000        $2,010
    5.13%, due 12/15/2003                                    2,100         2,137
Automotive (1.1%)
  Ford Motor Company
    7.45%, due 07/16/2031                                      700           641
  General Motors Corporation
    8.25%, due 07/15/2023                                    2,500         2,488
    8.38%, due 07/15/2033 (d)                                3,100         3,042
Business Credit Institutions (0.3%)
  Ford Motor Credit Company
    1.57%, due 04/26/2004 (f)                                  500           496
    1.77%, due 07/18/2005 (f)                                  400           387
    7.25%, due 10/25/2011                                      115           118
  National Rural Utilities Cooperative
    Finance Corporation (f)
    2.32%, due 04/26/2004                                    1,000         1,006
Business Services (0.5%)
  Clear Channel Communications, Inc.
    7.25%, due 09/15/2003                                    2,425         2,449
    7.25%, due 10/15/2027                                      300           342
Commercial Banks (0.1%)
  HSBC Capital Funding LP-144A (f)
   10.18%, due 12/31/2049                                      100           157
  Popular, Inc. (f)
    2.94%, due 10/15/2003                                      200           201
Communication (0.7%)
  Comcast Cable Communications, Inc.
    6.75%, due 01/30/2011                                      210           241
    6.50%, due 01/15/2015                                      200           225
  Continental Cablevision, Inc.
    8.63%, due 08/15/2003                                    1,000         1,007
  Cox Communications, Inc. (f)
    6.15%, due 08/01/2003                                    2,150         2,151
  CSC Holdings, Inc.
    7.63%, due 04/01/2011                                      220           222
  TCI Communications, Inc.
    8.65%, due 09/15/2004                                      100           107
Electric Services (2.1%)
  AEP Texas Central Co.-144A
    6.65%, due 02/15/2033                                    4,200         4,598
  Columbus Southern Power
    Company-144A
    5.50%, due 03/01/2013                                      100           108
Electric Services (continued)
  Entergy Gulf States, Inc.-144A (f)
    2.58%, due 09/01/2004                                    1,300         1,299
  Florida Power Corporation
    4.80%, due 03/01/2013                                    1,960         2,043
  Ohio Power Company-144A
    5.50%, due 02/15/2013                                      100           107
  Oncor Electric Delivery Company-144A
    6.38%, due 01/15/2015                                      600           681
  Progress Energy, Inc.
    6.55%, due 03/01/2004                                      600           619
    6.85%, due 04/15/2012                                    1,600         1,841
  PSEG Power LLC
    6.95%, due 06/01/2012                                      921         1,057
Electric, Gas & Sanitary Services (0.2%)
  Niagara Mohawk Power Corporation
    7.75%, due 10/01/2008                                      825           988
Electronic Components & Accessories (0.3%)
  Tyco International Group SA (a)
    6.38%, due 10/15/2011                                    1,510         1,593
Environmental Services (0.9%)
  Waste Management, Inc.
    6.38%, due 12/01/2003                                      615           626
    7.38%, due 08/01/2010                                      700           840
    6.38%, due 11/15/2012                                      375           426
    7.10%, due 08/01/2026                                    2,700         3,088
Food Stores (0.7%)
  Kroger Co. (The) (a)
    6.20%, due 06/15/2012                                    1,900         2,099
  Safeway Inc.
    3.63%, due 11/05/2003                                    2,135         2,142
Gas Production & Distribution (0.4%)
  El Paso Corporation
    7.80%, due 08/01/2031                                      500           421
    7.75%, due 01/15/2032                                      425           358
  Sonat Inc.
    7.63%, due 07/15/2011                                    1,000           910
  Southern Natural Gas Company
    8.00%, due 03/01/2032                                      820           887
General Obligation-County (0.3%)
  Cook County, Illinois Public
    Improvements,
    General Obligation Bonds
    5.13%, due 11/15/2026                                    1,400         1,457

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              PIMCO Total Return 3

PIMCO Total Return

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

                                                         Principal        Value
--------------------------------------------------------------------------------
General Obligation-State (0.2%)
  California State, School Improvements,
    General Obligation Bonds,
    5.00%, due 02/01/2032                                  $  400         $  395
  Illinois State, Pension Funding,
    General Obligation Bonds,
    5.10%, due 06/01/2033                                     800            787
Health Services (0.5%)
  HCA Inc.
    6.87%, due 09/15/2003                                   1,800          1,814
  HEALTHSOUTH Corporation (a)
    7.63%, due 06/01/2012                                   1,330          1,031
Hotels & Other Lodging Places (0.7%)
  Harrah's Operating Company, Inc.
    8.00%, due 02/01/2011                                      50             60
  Hilton Hotels Corporation
    7.00%, due 07/15/2004                                     500            508
  Park Place Entertainment Corporation
    7.95%, due 08/01/2003                                   1,000          1,004
    7.50%, due 09/01/2009                                     800            876
  Starwood Hotels & Resorts
    Worldwide, Inc
    6.75%, due 11/15/2003                                   1,000          1,010
    7.88%, due 05/01/2012 (a)                                 350            383
Motion Pictures (0.4%)
  AOL Time Warner Inc.
    8.11%, due 08/15/2006                                     150            172
    6.88%, due 05/01/2012                                     410            468
    7.70%, due 05/01/2032                                   1,605          1,874
Oil & Gas Extraction (0.6%)
  Kerr-McGee Corporation-144A (f)
    1.85%, due 06/28/2004                                       5              5
  Pemex Project Funding Master Trust
    9.13%, due 10/13/2010                                   1,250          1,513
    7.38%, due 12/15/2014                                   1,300          1,424
  Pemex Project Funding Master
    Trust-144A
    8.63%, due 02/01/2022                                     300            343
Personal Credit Institutions (0.7%)
  General Motors Acceptance Corporation
    1.63%, due 08/04/2003 (f)                               1,000          1,000
    2.75%, due 10/16/2003 (f)                               1,000          1,002
    2.05%, due 01/20/2004 (f)                                 500            499
    6.88%, due 08/28/2012 (a)                                 150            150
  Household Finance Corporation
    2.45%, due 03/11/2004 (f)                                 700            706
    6.38%, due 11/27/2012                                     800            911
Radio & Television Broadcasting (0.1%)
  British Sky Broadcasting Group PLC
    8.20%, due 07/15/2009                                      70             83
  Turner Broadcasting System, Inc.
    7.40%, due 02/01/2004                                     500            511
Railroads (0.1%)
  Norfolk Southern Corporation
    6.75%, due 02/15/2011                                     550            642
Revenue-Tobacco (0.5%)
  Tobacco Settlement Financing
    Corporation, Revenue Bonds,
    6.38%, due 06/01/2032                                   3,175          2,883
Revenue-Utilities (0.3%)
  San Antonio, Texas Water Utility
    Improvements, Revenue Bonds,
    5.00%, due 05/15/2032                                   1,400          1,450
Security & Commodity Brokers (0.4%)
  Bear Stearns Companies Inc. (The)
    7.63%, due 12/07/2009                                     560            687
  Credit Suisse First Boston (USA), Inc.
    4.63%, due 01/15/2008                                   1,550          1,655
Telecommunications (2.7%)
  AT&T Corp. (g)
    7.00%, due 11/15/2006                                     850            945
    8.50%, due 11/15/2031                                   1,775          2,013
  BT Group PLC (f)(h)
    2.41%, due 12/15/2003                                   2,800          2,809
  Cingular Wireless
    6.50%, due 12/15/2011                                     560            645
  Deutsche Telekom AG (i)
    7.75%, due 06/15/2005                                     325            362
  Deutsche Telekom International
    Finance BV (g)
    8.00%, due 06/15/2010                                     600            737
  France Telecom (j)
   10.00%, due 03/01/2031                                   1,635          2,262
  Sprint Capital Corporation
    5.70%, due 11/15/2003                                     900            903
    5.88%, due 05/01/2004                                     950            974
    7.63%, due 01/30/2011                                      50             57
    6.88%, due 11/15/2028                                   1,500          1,521
  Sprint Capital Corporation-144A
    8.75%, due 03/15/2032                                     200            239
  Verizon Wireless Capital LLC (f)
    1.49%, due 12/17/2003                                   2,300          2,299

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              PIMCO Total Return 4

PIMCO Total Return

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

                                                         Principal       Value
--------------------------------------------------------------------------------
Transportation & Public Utilities (0.0%)
  CMS Panhandle Holdings, LLC
    6.50%, due 07/15/2009                                 $    100      $    111
                                                                        --------
Total Corporate Debt Securities (cost: $87,439)                           92,831
                                                                        --------
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (34.8%)
  Fannie Mae
    1.23%, due 07/01/2003                                    6,000         6,000
    0.89%, due 09/24/2003                                   31,200        31,134
    1.16%, due 07/09/2003                                    3,800         3,799
    1.16%, due 07/30/2003                                    6,000         5,994
    1.15%, due 08/20/2003                                    5,000         4,992
    1.18%, due 08/25/2003                                    4,000         3,993
    1.13%, due 10/24/2003                                    1,900         1,893
  Federal Home Loan Bank
    1.21%, due 07/16/2003                                    1,100         1,099
    1.17%, due 08/01/2003                                   30,500        30,469
    1.15%, due 10/29/2003                                   26,600        26,498
  Freddie Mac
    1.18%, due 09/12/2003                                    9,100         9,078
    1.14%, due 10/30/2003                                   31,300        31,182
    1.20%, due 08/22/2003                                   10,000         9,983
    1.20%, due 08/25/2003                                    4,500         4,492
    1.19%, due 09/03/2003                                   25,800        25,746
  U.S. Treasury Bill
    1.11%, due 08/07/2003                                    1,125         1,124
    1.08%, due 08/07/2003                                      320           320
    1.03%, due 08/14/2003 (c)                                2,710         2,707
    1.07%, due 08/14/2003                                      470           469
                                                                        --------
Total Short-Term U.S. Government Obligations
  (cost: $200,972)                                                       200,972
                                                                        --------
COMMERCIAL PAPER (15.6%)
  Australia and New Zealand Banking
    Group Limited
    1.23%, due 07/22/2003                                    1,000           999
  Barclays U.S. Funding Corporation
    0.93%, due 08/25/2003                                    1,300         1,298
    1.20%, due 08/27/2003                                   13,500        13,474
  Commonwealth Bank of Australia
    (Delaware) Finance, Inc.
    1.22%, due 07/08/2003                                    2,200         2,199
  Danske Corporation
    1.22%, due 07/02/2003                                    5,000         5,000
    1.23%, due 07/07/2003                                    3,100         3,099
    1.24%, due 07/14/2003                                    3,800         3,798
    1.23%, due 07/28/2003                                      400           400
  du Pont (E.I.) de Nemours and Company
    1.07%, due 08/28/2003                                      800           799
  General Electric Capital Corporation
    1.05%, due 08/07/2003                                    2,200         2,198
  HBOS Treasury Services PLC
    1.21%, due 07/02/2003                                    1,400         1,400
    1.20%, due 08/14/2003                                    1,700         1,698
    1.20%, due 08/20/2003                                    5,500         5,491
    1.21%, due 08/28/2003                                    4,000         3,992
  Royal Bank of Scotland Group PLC (The)
    0.00%, due 07/02/2003                                   15,000        14,999
  Shell Finance (UK) PLC
    1.12%, due 07/10/2003                                    5,800         5,798
    1.22%, due 07/18/2003                                      300           300
  Svenska Handelsbanken AB
    0.93%, due 07/25/2003                                    5,000         4,997
  TotalFinaElf Capital SA-144A
    1.30%, due 07/01/2003                                      500           500
  UBS Finance (Delaware) LLC
    1.03%, due 08/29/2003                                   13,000        12,978
    0.92%, due 09/24/2003                                      500           499
  Westpac Trust Securities NZ Ltd.
    1.20%, due 08/08/2003                                    4,100         4,095
                                                                        --------
Total Commercial Paper (cost: $90,011)                                    90,011
                                                                        --------
SECURITY LENDING COLLATERAL (6.4%)
Debt (4.6%)
Bank Notes (0.1%)
  National Bank of Commerce
    1.02%, due 10/21/2003                                      697           697
Commercial Paper (0.0%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                      278           278
Euro Dollar Overnight (0.0%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                      279           279
Euro Dollar Terms (1.7%)
  Bank of Montreal
    1.08%, due 07/02/2003                                      558           558
    1.15%, due 07/09/2003                                      160           160
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                                    1,395         1,395
  BNP Paribas SA
    1.03%, due 07/21/2003                                    1,674         1,674
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                                      697           697
    1.23%, due 07/07/2003                                    1,813         1,813
  Danske Bank A/S
    1.04%, due 07/28/2003                                    1,395         1,395
  Royal Bank of Canada
    1.03%, due 07/07/2003                                      697           697
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                                    1,116         1,116

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              PIMCO Total Return 5

PIMCO Total Return

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

                                                         Principal         Value
--------------------------------------------------------------------------------
Master Notes (0.2%)
  Morgan Stanley Dean Witter & Co
    1.43%, due 09/26/2003                                  $1,395         $1,395
Medium Term Notes (0.3%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                                   1,395          1,395
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                     418            418
  Parkland (USA) LLC
    1.02%, due 11/26/2003                                     139            139
Repurchase Agreements (2.3%) (b)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                                   4,184          4,184
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                                   1,395          1,395
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                                   4,602          4,602
  Morgan Stanley Dean Witter & Co
    1.48%, due 07/01/2003                                   2,511          2,511

                                                         Shares         Value
--------------------------------------------------------------------------------
Investment Companies (1.8%)
Money Market Funds (1.8%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                                4,044,799      $   4,045
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                                1,070,560          1,071
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.05%                                5,233,914          5,234
                                                                       ---------
Total Security Lending Collateral (cost: $37,148)                         37,148
                                                                       ---------

                                                       Notional
                                                        Amount           Value
--------------------------------------------------------------------------------
PURCHASED SWAPTIONS (0.0%)
Put Swaptions (0.0%)
  Japanese Yen Rate Swaption (d)
    Put Strike 0.76% Expires 05/31/2005                $ 670,000      $     118
  Japanese Yen Rate Swaption (d)
    Put Strike 0.76% Expires 05/31/2005                  670,000            118
                                                                      ---------
Total Purchased Swaptions (premium: $76)                                    236
                                                                      ---------
Total Investment Securities (cost: $782,899)                          $ 791,864
                                                                      =========

WRITTEN SWAPTIONS (-0.2%)
Covered Call Swaptions (-0.2%)
  LIBOR Rate Swaption (d)
    Call Strike 3.00%, Expires 11/12/2003                 18,200           (247)
  LIBOR Rate Swaption (d)
    Call Strike 3.25% Expires 03/03/2004                  19,000           (370)
  LIBOR Rate Swaption (d)
    Call Strike 4.00% Expires 03/03/2004                  17,100           (419)
  LIBOR Rate Swaption (d)
    Call Strike 4.00%, Expires 01/07/2005                  3,500           (109)
  LIBOR Rate Swaption (d)
    Call Strike 4.00%, Expires 01/07/2005                  3,500           (109)
Put Swaptions (-0.0%)
  LIBOR Rate Swaption (d)
    Put Strike 7.00%, Expires 01/07/2005                   7,000            (37)
                                                                      ---------
Total Written Swaptions (premium: $1,028)
                                                                         (1,291)
                                                                      ---------

                                                     Contracts (e)     Value
--------------------------------------------------------------------------------
WRITTEN OPTIONS (0.0%)
Covered Call Options (0.0%)
  10-Year Japan Treasury Bond Future
    Call Strike $145.00 Expires 08/29/2003                13                 (2)
  5-Year U.S. Treasury Note Future
    Call Strike $117.00 Expires 08/23/2003               226                (42)
                                                                      ---------
Total Written Options (premium: $224)                                       (44)
                                                                      ---------
SUMMARY:
  Investment securities, at value                      137.0%         $ 791,864
  Written swaptions                                     (0.2)%           (1,291)
  Written options                                        0.0%               (44)
  Liabilities in excess of other assets                (36.8)%         (212,514)
                                                       -----          ---------
  Net assets                                           100.0%         $ 578,015
                                                       =====          =========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              PIMCO Total Return 6

PIMCO Total Return

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

                            SWAP AGREEMENTS:
-------------------------------------------------------------------------
                                                                Net
                                                             Unrealized
                                   Expiration   Notional    Appreciation
                                      Date       Amount    (Depreciation)
-------------------------------------------------------------------------

Receive a fixed rate equal to
  4.00% and pay floating rate
  based on 3-month LIBOR. (d)
  Counterparty: Merrill Lynch &
  Co., Inc.                       12/17/2003    $  5,800      $   (37)
Receive a fixed rate equal to
  4.00% and pay floating rate
  based on 6-month British
  Pound-LIBOR. (d)
  Counterparty: Morgan Stanley
  Dean Witter                     03/17/2004      61,200          119
Receive a fixed rate equal to
  4.00% and pay floating rate
  based on 6-month
  Euro-LIBOR. (d)
  Counterparty: J.P. Morgan
  Chase & Co.                     03/15/2005      18,000          235
Receive a fixed rate equal to
  1.31% and the Fund will pay to
  the counterparty at par in the
  event of default of United
  Mexican States, 11.50%, due
  05/15/2026. (d)
  Counterparty: Goldman Sachs
  & Co.                           01/29/2005         800            9
                                                --------      -------
                                                $ 85,800      $   326
                                                ========      =======

                FORWARD FOREIGN CURRENCY CONTRACTS:
-------------------------------------------------------------------
                                                          Net
                                       Amount in       Unrealized
               Bought   Settlement    U.S. Dollars    Appreciation
Currency       (Sold)      Date      Bought (Sold)   (Depreciation)
-------------------------------------------------------------------
Euro Dollar     (130)  07/01/2003      $    (148)        $ (1)
Euro Dollar     (993)  07/30/2003         (1,145)           4
                                       ---------         ----
                                       $  (1,293)        $  3
                                       =========         ====

                           FUTURES CONTRACTS:
-------------------------------------------------------------------------
                                                           Net Unrealized
                                  Settlement                Appreciation
                      Contracts      Date        Amount    (Depreciation)
-------------------------------------------------------------------------
Euro-BOBL (k)             33     09/30/2003    $  4,300       $  (35)
Euro-BUND (l)            222     09/30/2003      29,816         (364)
U.S. Treasury
 Long Bond                22     09/19/2003       2,582          (20)
5-Year U.S.
 Treasury Note           136     09/30/2003      15,657         (218)
10-Year U.S.
 Treasury Note           273     09/30/2003      32,060         (243)
90-Day Euro Dollar       112     06/13/2005      27,306           78
                                               --------       ------
                                               $111,721       $ (802)
                                               ========       ======

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $35,931.

(b) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $12,887.

(c) At June 30, 2003, all or a portion of this security is segregated with the custodian to cover margin requirements for open option and futures contracts. The value of all securities segregated at June 30, 2003, is $2,707.

(d) Securities valued as determined in good faith in accordance with procedures established by the Fund's Board of Directors.

(e)   Contract Amounts are not in thousands.

(f)   Floating or variable rate note. Rate is listed as of June 30, 2003.

(g) Securities are stepbonds. Coupon steps up by 25 BP for each rating downgrade by Standard and Poor's or Moody's for each notch below BBB+/A3. Coupon steps down by 25 BP for each rating upgrade.

(h) Securities are stepbonds. Current coupon rate is 3-month U.S. LIBOR (London Interbank Offer Rate) plus 104.5BP. Coupon steps up or down by 25BP for each rating upgrade or downgrade by Standard and Poor's or Moody's for each notch below A-/A3.

(i) Securities are stepbonds. Coupon steps up by 50 BP if rating is downgraded below Standard and Poor's single A Rating. Coupon steps down by 50 BP if rating is raised above Standard and Poor's or Moody's BBB/Baa rating.

(j) Coupon steps up or down by 25 BP for each rating upgrade or downgrade by Standard and Poor's or Moody's for each notch below A-/A3.

(k)   Notional medium-term debt instrument issued by the German Federal
      Government.

(l)   Notional long-term debt instrument issued by the German Federal
      Government.

DEFINITIONS:

TBA Mortgage-backed securities traded under delayed delivery commitments. Income on TBA's are not earned until settlement date.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              PIMCO Total Return 7

PIMCO Total Return

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $782,899)
     (including $35,931 of securities loaned)                         $ 791,864
  Cash                                                                    1,718
  Foreign cash (cost: $678)                                                 841
  Receivables:
     Investment securities sold                                         148,805
     Interest                                                             3,872
     Unrealized appreciation on forward foreign
       currency contracts                                                     4
     Variation margin                                                       233
     Swap premiums paid                                                     264
     Unrealized appreciation on swaps                                       363
  Other                                                                      48
                                                                      ---------
                                                                        948,012
                                                                      ---------
Liabilities:
  Investment securities purchased                                       331,058
  Accounts payable and accrued liabilities:
     Management and advisory fees                                           347
  Payable for securities on loan                                         37,148
  Unrealized depreciation on forward foreign
     currency contracts                                                       1
  Written options and swaptions (premium: $1,252)                         1,335
  Swap premiums received                                                      1
  Unrealized depreciation on swaps                                           37
  Other                                                                      70
                                                                      ---------
                                                                        369,997
                                                                      ---------
Net Assets                                                            $ 578,015
                                                                      =========
Net Assets Consist of:
  Capital stock, 50,000 shares authorized ($.01 per value)            $     522
  Additional paid-in capital                                            543,054
  Undistributed net investment income (loss)                              9,868
  Undistributed net realized gain (loss) from investment
     securities, futures/option/swaption contracts, swap
     agreements and foreign currency transactions                        15,998
  Net unrealized appreciation (depreciation) on:
     Investment securities                                                8,965
     Option contracts                                                       (83)
     Futures contracts                                                     (802)
     Swap agreements                                                        326
     Translation of assets and liabilities denominated in
       foreign currencies                                                   167
                                                                      ---------
Net Assets                                                            $ 578,015
                                                                      =========
Shares Outstanding:
  Initial Class                                                          52,169
  Service Class                                                              76
Net Asset Value and Offering Price Per Share:
  Initial Class                                                       $   11.06
  Service Class                                                           11.06

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                             $  8,668
  Income from loaned securities-net                                           5
                                                                       --------
                                                                          8,673
                                                                       --------
Expenses:
  Management and advisory fees                                            1,819
  Transfer agent fees                                                         1
  Printing and shareholder reports                                           30
  Custody fees                                                               57
  Administration fees                                                        14
  Legal fees                                                                  3
  Auditing and accounting fees                                                6
  Directors fees                                                              8
  Other fees                                                                  5
                                                                       --------
  Total expenses                                                          1,943
                                                                       --------
Net Investment Income (Loss)                                              6,730
                                                                       --------
Net Realized Gain (Loss) from:
  Investment securities                                                   7,548
  Futures contracts                                                       5,545
  Written option contracts                                                  316
  Swap agreements                                                            36
  Foreign currency transactions                                            (148)
                                                                       --------
                                                                         13,297
                                                                       --------
Net Increase (Decrease) in Unrealized Appreciation
  (Depreciation) on:
  Investment securities                                                   3,838
  Futures contracts                                                      (2,894)
  Option contracts                                                         (101)
  Swap agreements                                                           326
  Translation of assets and liabilities denominated
     in foreign currency                                                    130
                                                                       --------
                                                                          1,299
                                                                       --------
Net Gain (Loss) on Investment Securities, Futures/
  Option/Swaption Contracts, Swap Agreements
  and Foreign Currency Transactions                                      14,596
                                                                       --------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                      $ 21,326
                                                                       ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              PIMCO Total Return 8

PIMCO Total Return

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                      June 30,
                                                        2003        December 31,
                                                     (unaudited)       2002(a)
                                                      ----------    ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                        $   6,730       $   3,132
  Net realized gain (loss) from
     investment securities,
     futures/option/swaption contracts,
     swap agreements and foreign
     currency transactions                               13,297           2,707
  Net unrealized appreciation
     (depreciation) on investment
     securities, futures/option/swaption
     contracts, swap agreements and
     foreign currency translation                         1,299           7,274
                                                      ---------       ---------
                                                         21,326          13,113
                                                      ---------       ---------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
  From net realized gains:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                      240,331         383,456
     Service Class                                          854              --
                                                      ---------       ---------
                                                        241,185         383,456
                                                      ---------       ---------
  Dividends and distributions reinvested:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
  Cost of shares redeemed:
     Initial Class                                      (69,887)        (11,164)
     Service Class                                          (14)             --
                                                      ---------       ---------
                                                        (69,901)        (11,164)
                                                      ---------       ---------
                                                        171,284         372,292
                                                      ---------       ---------
Net increase (decrease) in net assets                   192,610         385,405
                                                      ---------       ---------
Net Assets:
  Beginning of period                                   385,405              --
                                                      ---------       ---------
  End of period                                       $ 578,015       $ 385,405
                                                      =========       =========
Undistributed Net Investment
  Income (Loss)                                       $   9,868       $   3,138
                                                      =========       =========
Share Activity:
  Shares issued:
     Initial Class                                       22,342          37,366
     Service Class                                           77              --
                                                      ---------       ---------
                                                         22,419          37,366
                                                      ---------       ---------
  Shares issued-reinvested from distributions:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
  Shares redeemed:
     Initial Class                                       (6,451)         (1,088)
     Service Class                                           (1)             --
                                                      ---------       ---------
                                                         (6,452)         (1,088)
                                                      ---------       ---------
Net increase (decrease) in shares
  outstanding                                            15,967          36,278
                                                      =========       =========

(a)   Commenced operations on May 1, 2002.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              PIMCO Total Return 9

PIMCO Total Return

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
-------------------------------------------------------------------------------------
Initial Class   06/30/2003    $  10.62      $   0.14         $   0.30       $   0.44
                12/31/2002       10.00          0.20             0.42           0.62
-------------------------------------------------------------------------------------
Service Class   06/30/2003       10.89          0.04             0.13           0.17
-------------------------------------------------------------------------------------

                 For a share outstanding throughout each period (a)
                ----------------------------------------------------
                             Distributions
                ---------------------------------------
                                                          Net Asset
                  From Net    From Net                     Value,
                 Investment   Realized       Total           End
                   Income       Gains    Distributions    of Period
-------------------------------------------------------------------
Initial Class        $--         $--          $--        $   11.06
                      --          --           --            10.62
-------------------------------------------------------------------
Service Class         --          --           --            11.06
-------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           4.14%         $ 577,174        0.75%        0.75%            2.59%       200%
                12/31/2002           6.20            385,405        0.78         0.78             2.86        302
------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003           1.56                841        1.11         1.11             2.19        200
------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-May 1, 2002
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              PIMCO Total Return 10

PIMCO Total Return

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. PIMCO Total Return ("the Fund"), part of ATSF, began operations on May 1, 2002.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Option contracts are valued at the average of the bid and ask ("Mean Quote") established each day at the close of the board of trade or exchange on which they are traded.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

TBA purchase commitments: The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not to exceed 45 days. TBA purchase commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations. TBA purchase commitments are included in the Schedule of Investments.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain in the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              PIMCO Total Return 11

PIMCO Total Return

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward currency contracts at June 30, 2003, are listed in the Schedule of Investments.

Swap Agreements: The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return and credit default swap agreements to manage its exposure to interest rates and credit risk. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default.

Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as Unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as Realized gain or loss in the Statement of Operations. Net periodic payments are included as part of Interest income on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Futures, option and swaption contracts: The Fund may enter into futures and/or option contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Option contracts are valued at the average of the bid and ask ("Mean Quote") established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with futures and option contracts are imperfect correlation between the change in value of the securities held and the prices of futures and option contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written.

The Fund is authorized to write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers.

When the Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in Option contracts in the Statement of Operations. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities, associated with both Option contracts and Swap agreements. To reduce credit risk from

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              PIMCO Total Return 12

PIMCO Total Return

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

potential counterparty default, the portfolio enters into swaption contracts with counterparties whose creditworthiness has been approved by the Board of Directors. The Fund bears the market risk arising from any changes in index values or interest rates.

The underlying face amounts of open futures, option, and swaption contracts at June 30, 2003, are listed in the Schedule of Investments. The variation margin receivable is included in the accompanying Statement of Assets and Liabilities. Variation margin represents excess deposits made in order to maintain the equity account at the required margin level.

Transactions in written options and swaptions were as follows:

                                                Premium              Contracts*
                                              -----------           -----------
Balance at 12/31/2002                         $       935            85,400,125
Sales                                               1,128            36,100,604
Closing Buys                                         (532)          (53,200,049)
Expirations                                          (279)                 (441)
                                              -----------           -----------
Balance at 06/30/2003                         $     1,252            68,300,239
                                              ===========           ===========

*Contracts not in thousands. The Contract Balance as of 06/30/2003, includes $68,300,000 Notional Amount of Swaption Contracts.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.70% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.20% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $16. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                             PIMCO Total Return 13

PIMCO Total Return

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                   $ 78,793
  U.S. Government                                                        780,829
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                    114,408
  U.S. Government                                                        598,066

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                $ 782,941
                                                                      =========
Unrealized Appreciation                                               $  10,042
Unrealized (Depreciation)                                                (1,119)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $   8,923
                                                                      =========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              PIMCO Total Return 14

Salomon All Cap

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                           Shares        Value
--------------------------------------------------------------------------------
PREFERRED STOCKS (1.3%)
Motion Pictures (1.3%)
  News Corporation Limited (The)-ADR                      223,400      $   5,596
                                                                       ---------
Total Preferred Stocks (cost: $6,583)                                      5,596
                                                                       ---------
COMMON STOCKS (83.8%)
Aerospace (0.5%)
  Goodrich Corporation                                     95,000          1,995
Amusement & Recreation Services (1.2%)
  Disney (Walt) Company (The)                             263,600          5,206
Apparel & Accessory Stores (0.4%)
  Gap, Inc. (The)                                          87,400          1,640
Automotive (1.0%)
  Honeywell International Inc.                            150,000          4,028
Business Services (0.3%)
  NDCHealth Corporation                                    75,000          1,376
Chemicals & Allied Products (2.5%)
  Cabot Corporation                                       150,200          4,311
  Dow Chemical Company (The)                              175,000          5,418
  IMC Global Inc.                                          98,000            658
Commercial Banks (2.0%)
  Bank One Corporation                                    125,000          4,648
  State Street Corporation                                100,000          3,940
Communication (4.1%)
  Comcast Corporation-Special Class A (a)                 300,000          8,649
  Liberty Media Corporation-Class A (a)                   728,400          8,420
Communications Equipment (4.9%)
  Lucent Technologies Inc. (a)(b)                       2,000,000          4,060
  Motorola, Inc.                                          800,000          7,544
  Nokia Oyj-ADR                                           296,500          4,871
  Telefonaktiebolaget LM Ericsson-ADR (a)(b)              379,620          4,035
Computer & Data Processing Services (4.7%)
  IMS Health Incorporated                                 160,000          2,878
  Micromuse Inc. (a)                                      518,000          4,139
  RealNetworks, Inc. (a)                                  602,000          4,082
  Sabre Holdings Corporation                              103,200          2,544
  Transaction Systems Architects, Inc.-
    Class A (a)                                           125,000          1,120
  Unisys Corporation (a)                                  400,000          4,912
Computer & Office Equipment (4.3%)
  3Com Corporation (a)                                  1,500,000          7,020
  Electronics for Imaging, Inc. (a)                        97,000          1,968
  Hewlett-Packard Company                                 201,300          4,288
  Maxtor Corporation (a)                                  641,000          4,814
Electronic & Other Electric Equipment (1.0%)
  Sony Corporation-ADR                                    150,000          4,200
Electronic Components & Accessories (4.2%)
  Intel Corporation                                       195,800          4,070
  Lattice Semiconductor Corporation (a)(b)                127,000          1,045
  LSI Logic Corporation (a)                               321,000          2,273
  Solectron Corporation (a)                             1,500,000          5,610
  Taiwan Semiconductor Manufacturing
    Company Ltd.-ADR (a)                                  400,000          4,032
  Texas Instruments Incorporated                           36,000            634
Environmental Services (1.4%)
  Waste Management, Inc.                                  243,300          5,860
Food & Kindred Products (0.8%)
  Archer Daniels Midland Co.                              250,000          3,218
Food Stores (1.2%)
  Safeway Inc. (a)                                        250,000          5,115
Health Services (0.5%)
  Enzo Biochemical, Inc. (a)(b)                           105,000          2,260
Hotels & Other Lodging Places (0.6%)
  Extended Stay America, Inc. (a)                         200,000          2,698
Industrial Machinery & Equipment (1.6%)
  Caterpillar, Inc.                                        60,000          3,340
  Deere & Company                                          36,100          1,650
  Ingersoll-Rand Company-Class A                           38,500          1,822
Instruments & Related Products (2.4%)
  Agilent Technologies, Inc. (a)                          224,700          4,393
  Eastman Kodak Company (b)                                92,700          2,535
  Raytheon Company                                         97,600          3,205
Insurance (5.8%)
  Ambac Financial Group, Inc.                              81,400          5,393
  Chubb Corporation (b)                                    85,500          5,130
  MBIA, Inc.                                               54,600          2,662
  MGIC Investment Corporation (b)                          88,500          4,128
  Radian Group, Inc.                                      150,000          5,498
  UnumProvident Corporation                               140,000          1,877
Insurance Agents, Brokers & Service (0.7%)
  Hartford Financial Services Group, Inc. (The)            61,700          3,107
Lumber & Other Building Materials (0.8%)
  Home Depot, Inc. (The)                                  102,800          3,405
Lumber & Wood Products (2.1%)
  Georgia-Pacific Corporation                             117,900          2,234
  Weyerhaeuser Company                                    125,000          6,749
Manufacturing Industries (1.4%)
  Hasbro Inc.                                             344,800          6,030
Metal Mining (1.2%)
  Newmont Mining Corporation (b)                          150,000          4,869

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Salomon All Cap 1

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================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                         Shares           Value
--------------------------------------------------------------------------------
Mortgage Bankers & Brokers (1.7%)
  Countrywide Credit Industries, Inc.                    100,000         $ 6,956
Motion Pictures (3.8%)
  AOL Time Warner Inc. (a)                               500,000           8,045
  Metro-Goldwyn-Mayer Inc. (a)                           314,100           3,901
  News Corporation Limited (The)-
    ADR (b)                                              128,200           3,881
Oil & Gas Extraction (2.1%)
  Anadarko Petroleum Corporation                          68,300           3,037
  GlobalSantaFe Corporation                              125,000           2,918
  Schlumberger Limited                                    65,000           3,092
Petroleum Refining (2.0%)
  Amerada Hess Corporation                                23,600           1,161
  ChevronTexaco Corporation                              100,000           7,220
Pharmaceuticals (11.0%)
  Abbott Laboratories                                    144,300           6,314
  Aphton Corporation (a)(b)                              129,800           1,070
  Bristol-Myers Squibb Co.                               250,000           6,787
  Elan Corporation PLC-ADR (a)(b)                        795,000           4,484
  Johnson & Johnson                                      100,000           5,170
  McKesson HBOC, Inc. (b)                                 51,000           1,823
  Merck & Co., Inc.                                       48,900           2,961
  Novartis AG-ADR                                        182,800           7,277
  Pfizer Inc.                                            200,000           6,829
  Wyeth                                                   85,000           3,872
Primary Metal Industries (2.3%)
  Alcoa Inc.                                             275,000           7,013
  Allegheny Technologies Incorporated                     95,000             627
  Brush Engineered Materials Inc. (a)                     60,000             501
  Engelhard Corporation                                   59,600           1,476
Restaurants (1.3%)
  McDonald's Corporation                                 242,800           5,356
Security & Commodity Brokers (1.5%)
  American Express Company                               150,600           6,296
Telecommunications (4.3%)
  Nippon Telegraph and Telephone
    Corporation-ADR                                      200,000           3,960
  SBC Communications Inc.                                325,000           8,304
  Vodafone Group PLC-ADR (b)                             296,500           5,826
Transportation Equipment (0.2%)
  Fleetwood Enterprises, Inc. (a)(b)                      99,000             733
Variety Stores (1.9%)
  Costco Wholesale Corporation (a)                       223,800           8,191
Wholesale Trade Durable Goods (0.1%)
  IKON Office Solutions, Inc.                             48,100             428
                                                                         -------
Total Common Stocks (cost: $357,758)                                     353,115
                                                                         -------

                                                         Principal        Value
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS (14.8%)
  Investor's Bank & Trust Company (c)
    0.75%, Repurchase Agreement dated
    06/30/2003 to be repurchased at
    $62,494 on 07/01/2003                                 $62,492        $62,492
                                                                         -------
Total Short-Term Obligations (cost: $62,492)                              62,492
                                                                         -------
SECURITY LENDING COLLATERAL (7.9%)
Debt (5.7%)
Bank Notes (0.1%)
  National Bank of Commerce
    1.02%, due 10/21/2003                                     625            625
Commercial Paper (0.1%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                     249            249
Euro Dollar Overnight (0.1%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                     250            250
Euro Dollar Terms (2.0%)
  Bank of Montreal
    1.08%, due 07/02/2003                                     500            500
    1.15%, due 07/09/2003                                     143            143
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                                   1,249          1,249
  BNP Paribas SA
    1.03%, due 07/21/2003                                   1,499          1,499
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                                     625            625
    1.23%, due 07/07/2003                                   1,624          1,624
  Danske Bank A/S
    1.04%, due 07/28/2003                                   1,249          1,249
  Royal Bank of Canada
    1.03%, due 07/07/2003                                     625            625
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                                     999            999
Master Notes (0.3%)
  Morgan Stanley Dean Witter & Co
    1.43%, due 09/26/2003                                   1,249          1,249
Medium Term Notes (0.4%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                                   1,249          1,249
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                     375            375
  Parkland (USA) LLC
    1.02%, due 11/26/2003                                     125            125
Repurchase Agreements (2.7%) (d)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                                   3,747          3,747

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Salomon All Cap 2
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================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                        Principal        Value
--------------------------------------------------------------------------------
Repurchase Agreements (continued)
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                                 $1,249          $1,249
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                                  4,120           4,120
  Morgan Stanley Dean Witter & Co
    1.48%, due 07/01/2003                                  2,248           2,248

                                                          Shares       Value
-------------------------------------------------------------------------------
Investment Companies (2.2%)
Money Market Funds (2.2%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                                 3,622,175    $   3,622
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                                   958,702          959
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.05%                                 4,687,044        4,687
                                                                      ---------
Total Security Lending Collateral (cost: $33,267)                        33,267
                                                                      ---------
Total Investment Securities (cost: $460,100)                          $ 454,470
                                                                      =========
SUMMARY:
  Investment securities, at value                            107.8%   $ 454,470
  Liabilities in excess of other assets                       (7.8)%    (33,042)
                                                       -----------    ---------
  Net assets                                                 100.0%   $ 421,428
                                                       ===========    =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $31,611.

(c) At June 30, 2003, the collateral for the Repurchase Agreements is as follows:

                                           Market Value
Collateral                             and Accrued Interest
-----------------------------------   ---------------------
  $34,717 Fannie Mae
   Series 2003-35-Class IL
   6.50%, due 05/25/2033                     $ 26,307
  $50,000 Fannie Mae Floating Rate
   Series 2002-45-Class FT
   1.54%, due 01/25/2033                       39,310
                                             --------
                                             $ 65,617
                                             ========

(d) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $11,540.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Salomon All Cap 3
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================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $460,100)
     (including $31,611 of securities loaned)                         $ 454,470
  Cash                                                                       98
  Receivables:
     Interest                                                                 2
     Dividends                                                              426
  Other                                                                      86
                                                                      ---------
                                                                        455,082
                                                                      ---------
Liabilities:
  Accounts payable and accrued liabilities:
     Management and advisory fees                                           298
  Payable for securities on loan                                         33,267
  Other                                                                      89
                                                                      ---------
                                                                         33,654
                                                                      ---------
Net Assets                                                            $ 421,428
                                                                      =========
Net Assets Consist of:
  Capital stock, 50,000 shares authorized ($.01 par value)            $     384
  Additional paid-in capital                                            472,234
  Undistributed net investment income (loss)                              2,289
  Accumulated net realized gain (loss) from
     investment securities                                              (47,849)
  Net unrealized appreciation (depreciation) on
     investment securities                                               (5,630)
                                                                      ---------
Net Assets                                                            $ 421,428
                                                                      =========
Shares Outstanding:
  Initial Class                                                          38,406
  Service Class                                                              14
Net Asset Value and Offering Price Per Share:
  Initial Class                                                       $   10.97
  Service Class                                                           10.96

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                             $    224
  Dividends                                                               1,919
  Income from loaned securities-net                                          28
     Less withholding taxes on foreign dividends                            (41)
                                                                       --------
                                                                          2,130
                                                                       --------
Expenses:
  Management and advisory fees                                            1,466
  Transfer agent fees                                                         1
  Printing and shareholder reports                                           35
  Custody fees                                                               20
  Administration fees                                                        14
  Legal fees                                                                  2
  Auditing and accounting fees                                                6
  Directors fees                                                              6
  Other                                                                       4
                                                                       --------
  Total expenses                                                          1,554
                                                                       --------
Net Investment Income (Loss)                                                576
                                                                       --------
Net Realized and Unrealized Gain (Loss):
  Realized gain (loss) from investment securities                        (3,977)
  Increase (decrease) in unrealized appreciation
     (depreciation) on investment securities                             51,325
                                                                       --------
Net Gain (Loss) on Investment Securities                                 47,348
                                                                       --------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                      $ 47,924
                                                                       ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Salomon All Cap 4
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STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                      June 30,
                                                        2003        December 31,
                                                     (unaudited)       2002
                                                     -----------    ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                        $     576     $   1,713
  Net realized gain (loss) from
     investment securities                               (3,977)      (39,017)
  Net unrealized appreciation
     (depreciation) on investment
     securities                                          51,325       (55,709)
                                                      ---------     ---------
                                                         47,924       (93,013)
                                                      ---------     ---------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --        (2,854)
     Service Class                                           --            --
                                                      ---------     ---------
                                                             --        (2,854)
                                                      ---------     ---------
  From net realized gains:
     Initial Class                                           --          (983)
     Service Class                                           --            --
                                                      ---------     ---------
                                                             --          (983)
                                                      ---------     ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                       90,692       199,671
     Service Class                                          159            --
                                                      ---------     ---------
                                                         90,851       199,671
                                                      ---------     ---------
  Dividends and distributions reinvested:
     Initial Class                                           --         3,837
     Service Class                                           --            --
                                                      ---------     ---------
                                                             --         3,837
                                                      ---------     ---------
  Cost of shares redeemed:
     Initial Class                                      (26,162)      (85,716)
     Service Class                                           (8)           --
                                                      ---------     ---------
                                                        (26,170)      (85,716)
                                                      ---------     ---------
                                                         64,681       117,792
                                                      ---------     ---------
Net increase (decrease) in net assets                   112,605        20,942
                                                      ---------     ---------
Net Assets:
  Beginning of period                                   308,823       287,881
                                                      ---------     ---------
  End of period                                       $ 421,428     $ 308,823
                                                      =========     =========
Undistributed Net Investment
  Income (Loss)                                       $   2,289     $   1,713
                                                      =========     =========
Share Activity:
  Shares issued:
     Initial Class                                        9,258        17,376
     Service Class                                           15            --
                                                      ---------     ---------
                                                          9,273        17,376
                                                      ---------     ---------
  Shares issued-reinvested from distributions:
     Initial Class                                           --           380
     Service Class                                           --            --
                                                      ---------     ---------
                                                             --           380
                                                      ---------     ---------
  Shares redeemed:
     Initial Class                                       (2,679)       (7,972)
     Service Class                                           (1)           --
                                                      ---------     ---------
                                                         (2,680)       (7,972)
                                                      ---------     ---------
Net increase (decrease) in shares
  outstanding                                             6,593         9,784
                                                      =========     =========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                               Salomon All Cap 5

Salomon All Cap

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
-------------------------------------------------------------------------------------
Initial Class   06/30/2003    $   9.70      $   0.02         $   1.25       $   1.27
                12/31/2002       13.06          0.06            (3.28)         (3.22)
                12/31/2001       12.99          0.19             0.09           0.28
                12/31/2000       11.18          0.14             1.90           2.04
                12/31/1999       10.00          0.08             1.48           1.56
-------------------------------------------------------------------------------------
Service Class   06/30/2003       10.13            --             0.83           0.83
-------------------------------------------------------------------------------------

                 For a share outstanding throughout each period (a)
                -----------------------------------------------------
                             Distributions
                ----------------------------------------
                                                           Net Asset
                  From Net     From Net                     Value,
                 Investment    Realized       Total           End
                   Income       Gains     Distributions    of Period
---------------------------------------------------------------------
Initial Class    $      --    $      --     $      --     $   10.97
                     (0.10)       (0.04)        (0.14)         9.70
                     (0.20)       (0.01)        (0.21)        13.06
                     (0.20)       (0.03)        (0.23)        12.99
                     (0.38)          --         (0.38)        11.18
---------------------------------------------------------------------
Service Class           --           --            --         10.96
---------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           13.09%        $ 421,271        0.88%        0.88%            0.33%            11%
                12/31/2002          (24.71)          308,823        0.91         0.91             0.56            134
                12/31/2001            2.09           287,881        1.00         1.00             1.43             83
                12/31/2000           18.30            85,730        1.00         1.25             1.11            118
                12/31/1999           15.57             6,686        1.00         2.87             1.09            216
------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            8.19               157        1.17         1.17            (0.11)            11
------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-May 3, 1999
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                                Salomon All Cap 6

Salomon All Cap

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Salomon All Cap ("the Fund"), part of ATSF, began operations on May 3, 1999. The fund is "non-diversified" under the 1940 Act.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be in an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at market value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                               Salomon All Cap 7

Salomon All Cap

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

    0.90% of the first $100 million of ANA
    0.80% of ANA over $100 million

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.00% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-adviser for the six-months ended June 30, 2003, were $7.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $12. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                    $82,115
  U.S. Government                                                          1,884
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                     30,171
  U.S. Government                                                          1,802

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                               Salomon All Cap 8

Salomon All Cap

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

      Capital Loss
      Carryforward                             Available through
-----------------------                       ------------------

        $ 36,471                              December 31, 2010

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002 of $7,269 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                $ 460,232
                                                                      =========
Unrealized Appreciation                                               $  25,233
Unrealized (Depreciation)                                               (30,995)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $  (5,762)
                                                                      =========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                               Salomon All Cap 9

Select+ Aggressive

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                          Shares          Value
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.0%) (b)
Aggressive Equity (9.7%)
  Third Avenue Value                                       1,579           $  21
Capital Preservation (4.6%)
  Transamerica Money Market
    1-day yield of 0.78%                                   9,901              10
Growth Equity (65.8%)
  BlackRock Mid Cap Growth (a)                             2,598              22
  T. Rowe Price Equity Income                              3,219              54
  T. Rowe Price Growth Stock                               3,814              66
World Equity (19.9%)
  American Century International                           6,715              43
                                                                           -----
Total Investment Companies (cost: $197)
                                                                           $ 216
                                                                           =====
SUMMARY:
  Investment companies, at value                           100.0%          $ 216
  Liabilities in excess of other assets                      0.0%              0
                                                           -----           -----
  Net assets                                               100.0%          $ 216
                                                           =====           =====

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b) The Fund invests its assets in Initial Class shares of underlying portfolios of AEGON/Transamerica Series Fund, Inc., which are affiliates of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              Select+ Aggressive 1

Select+ Aggressive

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment companies, at value (cost: $197)                               $216
  Other                                                                        5
                                                                            ----
                                                                             221
                                                                            ----
Liabilities:
  Accounts payable and accrued liabilities:
     Management and advisory fees                                              2
  Other                                                                        3
                                                                            ----
                                                                               5
                                                                            ----
Net Assets                                                                  $216
                                                                            ====
Net Assets Consist of:
  Capital stock, 50,000 shares authorized ($.01 par value)                    --
  Additional paid-in capital                                                 197
  Net unrealized appreciation (depreciation) on
     investment companies                                                     19
                                                                            ----
Net Assets                                                                  $216
                                                                            ====
Shares Outstanding                                                            20
Net Asset Value and Offering Price Per Share                              $10.77

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                                 $ --
Expenses:
  Transfer agent fees                                                         1
  Printing and shareholder reports                                            2
  Custody fees                                                                2
  Administration fees                                                        11
  Auditing and accounting fees                                               10
                                                                           ----
  Total expenses                                                             26
Less Advisory fee waiver and expense reimbursement                          (26)
                                                                           ----
  Net expenses                                                               --
                                                                           ----
Net Investment Income (Loss)                                                 --
                                                                           ----
Net Realized and Unrealized Gain (Loss):
  Realized gain (loss) from investment companies                             --
  Increase (decrease) in unrealized appreciation
     (depreciation) on investment companies                                  21
                                                                           ----
Net Gain (Loss) on Investment Companies                                      21
                                                                           ----
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                          $ 21
                                                                           ====

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              Select+ Aggressive 2

Select+ Aggressive

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                        June 30,
                                                          2003      December 31,
                                                       (unaudited)      2002(a)
                                                       -----------  ------------

Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                             $  --          $  --
  Net realized gain (loss) from
     investment companies                                     --             --
  Net unrealized appreciation
     (depreciation) on investment
     companies                                                21             (2)
                                                           -----          -----
                                                              21             (2)
                                                           -----          -----
Distributions to Shareholders:
  From net investment income                                  --             --
  From net realized gains                                     --             --
                                                           -----          -----
                                                              --             --
                                                           -----          -----
Capital Share Transactions:
  Proceeds from shares sold                                  100            100
  Dividends and distributions reinvested                      --             --
  Cost of shares redeemed                                     (3)            --
                                                           -----          -----
                                                              97            100
                                                           -----          -----
Net increase (decrease) in net assets                        118             98
                                                           -----          -----
Net Assets:
  Beginning of period                                         98             --
                                                           -----          -----
  End of period                                            $ 216          $  98
                                                           =====          =====
Undistributed Net Investment
  Income (Loss)                                            $  --          $  --
                                                           =====          =====
Share Activity:
  Shares issued                                               10             10
  Shares issued-reinvested from
     distributions                                            --             --
  Shares redeemed                                             --             --
                                                           -----          -----
Net increase (decrease) in shares
  outstanding                                                 10             10
                                                           =====          =====

(a)   Commenced operations on December 5, 2002.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              Select+ Aggressive 3

Select+ Aggressive

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                           For a share outstanding throughout each period (a)
             ================================================================================------------------------------
                                     Investment Operations                          Distributions
                         --------------------------------------------- ---------------------------------------
              Net Asset                                                                                          Net Asset
   For the      Value,         Net         Net Realized                  From Net    From Net                     Value,
   Period     Beginning     Investment    and Unrealized      Total     Investment   Realized       Total           End
  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations     Income       Gains    Distributions    of Period
---------------------------------------------------------------------------------------------------------------------------
06/30/2003     $  9.76     $   (0.03)        $   1.04       $   1.01        $--         $--          $--        $   10.77
12/31/2002       10.00            --            (0.24)         (0.24)        --          --           --             9.76
---------------------------------------------------------------------------------------------------------------------------

                                                        Ratios/Supplemental Data
                                 -----------------------------------------------------------------------
                                                    Ratio of Expenses
                                  Net Assets,           to Average          Net Investment
   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
   Period           Total            Period      -----------------------      to Average       Turnover
  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
--------------------------------------------------------------------------------------------------------
06/30/2003           10.35%         $   216         0.55%        33.99%          (0.51)%          19%
12/31/2002           (2.40)              98         0.55         77.92           (0.49)           --
--------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception date of the Fund is December 5, 2002.

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              Select+ Aggressive 4

Select+ Aggressive

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Select+ Aggressive ("the Fund"), part of ATSF, began operations on December 5, 2002.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: The Fund's investments are valued at the net asset values of the underlying portfolios of ATSF. The net asset values of the underlying portfolios are determined after the close of the New York Stock Exchange (generally 4:00 p.m. eastern time) on the valuation date.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation. Transamerica Investment Management, LLC is an affiliate of the Fund and is a sub-advisor to other funds within AEGON/Transamerica Series Fund, Inc.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.10% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    0.55% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003,

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              Select+ Aggressive 5

Select+ Aggressive

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:



Purchases of securities:
  Long-Term excluding U.S. Government                                       $125
  U.S. Government                                                             --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                         28
  U.S. Government                                                             --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                      $197
                                                                            ====
Unrealized Appreciation                                                     $ 19
Unrealized (Depreciation)                                                     --
                                                                            ----
Net Unrealized Appreciation (Depreciation)                                  $ 19
                                                                            ====


AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              Select+ Aggressive 6

Select+ Conservative

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                        Shares           Value
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.0%) (b)
Aggressive Equity (5.2%)
  Third Avenue Value                                     10,306         $   139
Capital Preservation (4.8%)
  Transamerica Money Market
    1-day yield of 0.78%                                127,893             128
Fixed-Income (68.8%)
  MFS High Yield                                         42,189             407
  PIMCO Total Return (a)                                 94,993           1,051
  Transamerica U.S. Government Securities                30,823             395
Growth Equity (21.2%)
  T. Rowe Price Equity Income                            16,827         $   282
  T. Rowe Price Growth Stock                             16,647             287
                                                                        -------
Total Investment Companies (cost: $2,554)                               $ 2,689
                                                                        =======
SUMMARY:
  Investment companies, at value                          100.0%        $ 2,689
  Liabilities in excess of other assets                     0.0%             (1)
                                                        -------         -------
  Net assets                                              100.0%        $ 2,688
                                                        =======         =======

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b) The Fund invests its assets in Initial Class shares of underlying portfolios of AEGON/Transamerica Series Fund, Inc., which are affiliates of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                             Select+ Conservative 1

Select+ Conservative

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment companies, at value (cost: $2,554)                         $ 2,689
  Other                                                                       4
                                                                        -------
                                                                          2,693
                                                                        -------
Liabilities:
  Accounts payable and accrued liabilities:
     Management and advisory fees                                             2
  Other                                                                       3
                                                                        -------
                                                                              5
                                                                        -------
Net Assets                                                              $ 2,688
                                                                        =======
Net Assets Consist of:
  Capital stock, 50,000 shares authorized ($.01 par value)              $     3
  Additional paid-in capital                                              2,554
  Accumulated net investment income (loss)                                   (5)
  Undistributed net realized gain (loss) from
     investment companies                                                     1
  Net unrealized appreciation (depreciation) on
     investment companies                                                   135
                                                                        -------
Net Assets                                                              $ 2,688
                                                                        =======
Shares Outstanding                                                          252
Net Asset Value and Offering Price Per Share                            $ 10.67

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                                $  --
Expenses:
  Management and advisory fees                                                1
  Transfer agent fees                                                         1
  Printing and shareholder reports                                            2
  Custody fees                                                                4
  Administration fees                                                        11
  Auditing and accounting fees                                               10
  Other fees                                                                  3
                                                                          -----
  Total expenses                                                             32
     Less advisory fee waiver and expense reimbursement                     (27)
                                                                          -----
  Net expenses                                                                5
                                                                          -----
Net Investment Income (Loss)                                                 (5)
                                                                          -----
Net Realized and Unrealized Gain (Loss):
  Realized gain (loss) from investment companies                              1
  Increase (decrease) in unrealized appreciation
     (depreciation) on investment companies                                 135
                                                                          -----
Net Gain (Loss) on Investment Companies                                     136
                                                                          -----
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                         $ 131
                                                                          =====

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                             Select+ Conservative 2

Select+ Conservative

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                        June 30,
                                                          2003      December 31,
                                                       (unaudited)      2002(a)
                                                       -----------  ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                           $    (5)        $     0
  Net realized gain (loss) from
     investment companies                                      1              --
  Net unrealized appreciation
     (depreciation) on investment
     companies                                               135              --
                                                         -------         -------
                                                             131              --
                                                         -------         -------
Distributions to Shareholders:
  From net investment income                                  --              --
  From net realized gains                                     --              --
                                                         -------         -------
                                                              --              --
                                                         -------         -------
Capital Share Transactions:
  Proceeds from shares sold                                2,524             112
  Dividends and distributions reinvested                      --              --
  Cost of shares redeemed                                    (79)             --
                                                         -------         -------
                                                           2,445             112
                                                         -------         -------
Net increase (decrease) in net assets                      2,576             112
                                                         -------         -------
Net Assets:
  Beginning of period                                        112              --
                                                         -------         -------
  End of period                                          $ 2,688         $   112
                                                         =======         =======
Accumulated Net Investment
  Income (Loss)                                          $    (5)        $    --
                                                         =======         =======
Share Activity:
  Shares issued                                              249              11
  Shares issued-reinvested from
     distributions                                            --              --
  Shares redeemed                                             (8)             --
                                                         -------         -------
Net increase (decrease) in shares
  outstanding                                                241              11
                                                         =======         =======

(a)   Commenced operations on December 5, 2002.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                             Select+ Conservative 3

Select+ Conservative

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                           For a share outstanding throughout each period (a)
             --------------------------------------------------------------------------------------------------------------
                                     Investment Operations                          Distributions
                         --------------------------------------------- ---------------------------------------
              Net Asset                                                                                          Net Asset
   For the      Value,         Net         Net Realized                  From Net    From Net                     Value,
   Period     Beginning     Investment    and Unrealized      Total     Investment   Realized       Total           End
  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations     Income       Gains    Distributions    of Period
---------------------------------------------------------------------------------------------------------------------------
06/30/2003    $  10.03     $   (0.03)        $   0.67       $   0.64        $--         $--          $--        $   10.67
12/31/2002       10.00            --             0.03           0.03         --          --           --            10.03
---------------------------------------------------------------------------------------------------------------------------

                                                        Ratios/Supplemental Data
                                 -----------------------------------------------------------------------
                                                    Ratio of Expenses
                                  Net Assets,           to Average          Net Investment
   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
   Period           Total            Period      -----------------------      to Average       Turnover
  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
--------------------------------------------------------------------------------------------------------
06/30/2003           6.38%          $ 2,688         0.55%        3.84%           (0.51)%           5%
12/31/2002           0.30               112         0.55        72.67            (0.49)           --
--------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception date of the Fund is December 5, 2002.

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                             Select+ Conservative 4

Select+ Conservative

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Select+ Conservative ("the Fund"), part of ATSF, began operations on December 5, 2002.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: The Fund's investments are valued at the net asset values of the underlying portfolios of ATSF. The net asset values of the underlying portfolios are determined after the close of the New York Stock Exchange (generally 4:00 p.m. eastern time) on the valuation date.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation. Transamerica Investment Management, LLC is an affiliate of the Fund and is a sub-advisor to other funds within AEGON/Transamerica Series Fund, Inc.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.10% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    0.55% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares up to an maximum rate of 0.15%, on an annualized basis, of the average daily net assets of the Fund.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                             Select+ Conservative 5

Select+ Conservative

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                     $2,506
  U.S. Government                                                             --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                         81
  U.S. Government                                                             --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                    $2,554
                                                                          ======
Unrealized Appreciation                                                   $  135
Unrealized (Depreciation)                                                     --
                                                                          ------
Net Unrealized Appreciation (Depreciation)                                $  135
                                                                          ======

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                             Select+ Conservative 6

Select+ Growth & Income

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                     Shares          Value
--------------------------------------------------------------------------
INVESTMENT COMPANIES (100.0%) (b)
Aggressive Equity (10.1%)
  Third Avenue Value                                 31,133       $   420
Capital Preservation (4.6%)
  Transamerica Money Market
    1-day yield of 0.78%                            192,247           192
Fixed-Income (33.7%)
  MFS High Yield                                     42,703           412
  PIMCO Total Return (a)                             89,739           993
Growth Equity (41.5%)
  BlackRock Mid Cap Growth (a)                       25,726           217
  T. Rowe Price Equity Income                        25,348           425
  T. Rowe Price Growth Stock                         62,998       $ 1,087
World Equity (10.1%)
  American Century International                     66,045           421
                                                                  -------
Total Investment Companies (cost: $3,847)                         $ 4,167
                                                                  =======
SUMMARY:
  Investment companies, at value                      100.0%      $ 4,167
  Liabilities in excess of other assets                 0.0%           (2)
                                                    -------       -------
  Net assets                                          100.0%      $ 4,165
                                                    =======       =======

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b) The Fund invests its assets in Initial Class shares of underlying portfolios of AEGON/Transamerica Series Fund, Inc., which are affiliates of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Select+ Growth & Income 1

Select+ Growth & Income

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment companies, at value (cost: $3,847)                         $ 4,167
  Other                                                                       4
                                                                        -------
                                                                          4,171
                                                                        -------
Liabilities:
  Accounts payable and accrued liabilities:
     Management and advisory fees                                             2
  Other                                                                       4
                                                                        -------
                                                                              6
                                                                        -------
Net Assets                                                              $ 4,165
                                                                        =======
Net Assets Consist of:
  Capital stock, 50,000 shares authorized ($.01 par value)              $     4
  Additional paid-in capital                                              3,837
  Accumulated net investment income (loss)                                   (8)
  Undistributed net realized gain (loss) from
     investment companies                                                    12
  Net unrealized appreciation (depreciation) on
     investment companies                                                   320
                                                                        -------
Net Assets                                                              $ 4,165
                                                                        =======
Shares Outstanding                                                          387
Net Asset Value and Offering Price Per Share                            $ 10.76

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Dividends                                                               $   1
Expenses:
  Management and advisory fees                                                1
  Transfer agent fees                                                         1
  Printing and shareholder reports                                            2
  Custody fees                                                                4
  Administration fees                                                        13
  Auditing and accounting fees                                               10
  Other fees                                                                  5
                                                                          -----
  Total expenses                                                             36
     Less Advisory fee waiver and expense reimbursement                     (27)
                                                                          -----
  Net expenses                                                                9
                                                                          -----
Net Investment Income (Loss)                                                 (8)
                                                                          -----
Net Realized and Unrealized Gain (Loss):
  Realized gain (loss) from investment companies                             12
  Increase (decrease) in unrealized appreciation
     (depreciation) on investment securities                                323
                                                                          -----
Net Gain (Loss) on Investment Companies                                     335
                                                                          -----
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                         $ 327
                                                                          =====

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Select+ Growth & Income 2

Select+ Growth & Income

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                      June 30,
                                                        2003        December 31,
                                                     (unaudited)       2002(a)
                                                     -----------    ------------

Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                          $    (8)        $     0
  Net realized gain (loss) from
     investment companies                                    12              --
  Net unrealized appreciation
     (depreciation) on investment
     companies                                              323              (3)
                                                        -------         -------
                                                            327              (3)
                                                        -------         -------
Distributions to Shareholders:
  From net investment income                                 --              --
  From net realized gains                                    --              --
                                                        -------         -------
                                                             --              --
                                                        -------         -------
Capital Share Transactions:
  Proceeds from shares sold                               2,934           1,048
  Dividends and distributions reinvested                     --              --
  Cost of shares redeemed                                  (141)             --
                                                        -------         -------
                                                          2,793           1,048
                                                        -------         -------
Net increase (decrease) in net assets                     3,120           1,045
                                                        -------         -------
Net Assets:
  Beginning of period                                     1,045              --
                                                        -------         -------
  End of period                                         $ 4,165         $ 1,045
                                                        =======         =======
Accumulated Net Investment
  Income (Loss)                                              (8)        $    --
                                                        =======         =======
Share Activity:
  Shares issued                                             294             106
  Shares issued-reinvested from
     distributions                                           --              --
  Shares redeemed                                           (13)             --
                                                        -------         -------
Net increase (decrease) in shares
  outstanding                                               281             106
                                                        =======         =======

(a)   Commenced operations on December 5, 2002.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Select+ Growth & Income 3

Select+ Growth & Income

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                           For a share outstanding throughout each period (a)
             --------------------------------------------------------------------------------------------------------------
                                     Investment Operations                          Distributions
                         --------------------------------------------- ---------------------------------------
              Net Asset                                                                                          Net Asset
   For the      Value,         Net         Net Realized                  From Net    From Net                     Value,
   Period     Beginning     Investment    and Unrealized      Total     Investment   Realized       Total           End
  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations     Income       Gains    Distributions    of Period
---------------------------------------------------------------------------------------------------------------------------
06/30/2003     $  9.88     $   (0.03)        $   0.91       $   0.88        $--         $--          $--        $   10.76
12/31/2002       10.00            --            (0.12)         (0.12)        --          --           --             9.88
---------------------------------------------------------------------------------------------------------------------------

                                                        Ratios/Supplemental Data
                                 -----------------------------------------------------------------------
                                                    Ratio of Expenses
                                  Net Assets,           to Average          Net Investment
   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
   Period           Total            Period      -----------------------      to Average       Turnover
  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
---------------------------------------------------------------------------------------------------------
06/30/2003           8.91%          $ 4,165         0.55%        2.35%           (0.51)%          16%
12/31/2002          (1.20)            1,045         0.55        17.63            (0.49)           --
---------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b) The inception dates of the Fund's share classes are as follows: Initial Class-December 5, 2002 Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Select+ Growth & Income 4

Select+ Growth & Income

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Select+ Growth & Income ("the Fund"), part of ATSF, began operations on December 5, 2002.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP").

Security valuations: The Fund's investments are valued at the net asset values of the underlying portfolios of ATSF. The net asset values of the underlying portfolios are determined after the close of the New York Stock Exchange (generally 4:00 p.m. eastern time) on the valuation date.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation. Transamerica Investment Management, LLC is an affiliate of the Fund and a sub-advisor to other funds within AEGON/
Transamerica Series Fund, Inc.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.10% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    0.55% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares up to an maximum rate of 0.15%, on an annualized basis, of the average daily net assets of the Fund.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            Select+ Growth & Income 5

Select+ Growth & Income

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF. ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                     $3,252
  U.S. Government                                                             --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                        487
  U.S. Government                                                             --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                    $3,847
                                                                          ======
Unrealized Appreciation                                                   $  320
Unrealized (Depreciation)                                                     --
                                                                          ------
Net Unrealized Appreciation (Depreciation)                                $  320
                                                                          ======

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           Select+ Growth & Income 6

Third Avenue Value

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                           Principal      Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (14.9%)
  U.S. Treasury Note
    3.25%, due 12/31/2003                                   $25,000      $25,283
    2.13%, due 10/31/2004                                    25,000       25,333
                                                                         -------
Total U.S. Government Obligations (cost: $50,322)                         50,616
                                                                         -------

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.0%)
  Ginnie Mae (f)
   16.37%, due 07/16/2031                                       103          104
                                                                         -------
Total U.S. Government Agency Obligations (cost: $112)                        104
                                                                         -------

CORPORATE DEBT SECURITIES (0.5%)
Business Credit Institutions (0.5%)
  CIT Group, Inc. (The)
    5.63%, due 05/17/2004                                     1,500        1,549
                                                                         -------
Total Corporate Debt Securities (cost: $1,388)                             1,549
                                                                         -------

                                                          Shares         Value
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (2.3%)
Holding & Other Investment Offices (1.4%)
  SFK Pulp Fund                                           871,500      $   5,041
Mining (0.9%)
  Fording Canadian Coal Trust-Units (b)                   160,000          2,899
                                                                       ---------
Total Convertible Preferred Stocks (cost: $8,122)                          7,940
                                                                       ---------
COMMON STOCKS (71.1%)
Agriculture (1.2%)
  Tejon Ranch Co. (a)                                     137,305          4,133
Automotive (2.7%)
  Toyota Industries Corporation (b)                       565,000          9,204
Business Credit Institutions (1.0%)
  CIT Group, Inc. (The) (b)                               138,100          3,404
Chemicals & Allied Products (0.7%)
  Agrium, Inc.                                            210,000          2,302
Communications Equipment (5.4%)
  Ciena Corporation (a)                                   502,700          2,609
  Comverse Technology, Inc. (a)(b)                        488,200          7,338
  Sycamore Networks, Inc. (a)                             450,000          1,724
  Tellabs, Inc. (a)                                       833,300          5,475
  Ulticom, Inc. (a)                                       139,900          1,329
Computer & Office Equipment (0.1%)
  NCR Corporation (a)(b)                                   17,600            451
Construction (0.0%)
  Avatar Holdings Inc. (a)                                  3,500            106
Electronic & Other Electric Equipment (4.2%)
  American Power Conversion Corporation (a)               454,300          7,082
  Electro Scientific Industries, Inc. (a)                 482,800          7,319
Electronic Components & Accessories (7.4%)
  AVX Corporation                                         542,600          5,963
  Bel Fuse Inc.-Class A (a)                               121,800          2,497
  Bel Fuse Inc.-Class B                                    69,300          1,587
  KEMET Corporation (a)                                   654,800          6,613
  TriQuint Semiconductor, Inc. (a)                      1,047,900          4,359
  Vishay Intertechnology, Inc. (a)                        310,000          4,092
Holding & Other Investment Offices (4.5%)
  Capital Southwest Corporation                            30,941          1,776
  Hutchison Whampoa Limited                             1,105,800          6,736
  Investor AB-Class A                                     465,000          3,401
  Koger Equity, Inc.                                      199,000          3,429
Hotels & Other Lodging Places (0.0%)
  Lodgian, Inc.-Class A warrants,
    Expires 11/25/2007                                     32,370            (e)
  Lodgian, Inc.-Class B warrants,
    Expires 11/25/2009                                      6,456            (e)
  Lodgian, Inc. (a)                                        22,320             67
Industrial Machinery & Equipment (4.3%)
  Alamo Group Inc.                                        386,900          4,728
  Applied Materials, Inc. (a)                             294,000          4,663
  ASM Lithography Holding NV-NY
    Registered Shares (a)                                  92,720            886
  Electroglas, Inc.                                       190,800            250
  FSI International, Inc. (a)                             371,500          1,449
  Lindsay Manufacturing Co.                               113,900          2,645
Instruments & Related Products (3.5%)
  Agilent Technologies, Inc. (a)(b)                       165,000          3,226
  Analogic Corporation                                     31,100          1,516
  Credence Systems Corporation (a)                        744,400          6,305
  CyberOptics Corporation (a)                             135,400            908
Insurance (12.0%)
  Aioi Insurance Company, Limited                         761,400          1,854
  Arch Capital Group Inc. (a)                             285,900          9,929
  First American Corporation (The) (a)                     97,600          2,572
  Leucadia National Corporation                            59,400          2,205
  MBIA, Inc.                                              109,400          5,333
  Millea Holdings, Inc.-ADR                               266,200         10,233
  Mitsui Sumitomo Insurance Co., Ltd.                     757,000          3,515
  Phoenix Companies, Inc. (The) (b)                       225,800          2,039
  Radian Group, Inc.                                       72,464          2,656
Life Insurance (1.1%)
  MONY Group Inc. (The) (b)                               133,800          3,606
Lumber & Wood Products (0.7%)
  Modtech Holdings, Inc. (a)                              260,000          2,389

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              Third Avenue Value 1

Third Avenue Value

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                        Shares           Value
--------------------------------------------------------------------------------
Metal Mining (1.7%)
  Brascan Corporation-Class A (b)                       239,600        $   5,885
Oil & Gas Extraction (3.3%)
  Nabors Industries Ltd. (a)                            126,500            5,003
  Smedvig ASA-A Shares                                  641,300            4,074
  Willbros Group, Inc. (a)                              207,600            2,157
Paper & Allied Products (1.8%)
  St. Joe Company (The)                                 195,500            6,100
Railroads (0.1%)
  Florida East Coast Industries, Inc.                    20,429              509
Real Estate (6.6%)
  Catellus Development Corporation (a)                  244,500            5,379
  Forest City Enterprises, Inc.-Class A                 216,650            8,980
  HomeFed Corporation (a)                                14,182               39
  LNR Property Corporation (b)                          101,000            3,777
  Trammell Crow Company (a)                             400,200            4,246
Research & Testing Services (1.6%)
  PAREXEL International Corporation (a)                 368,800            5,145
  Pharmaceutical Product Development,
    Inc. (a)                                             12,400              356
Security & Commodity Brokers (5.5%)
  BKF Capital Group, Inc. (a)                           149,800            3,270
  Instinet Group Incorporated                         1,161,300            5,412
  Legg Mason, Inc.                                       71,200            4,624
  SWS Group, Inc.                                       169,100            3,407
  Westwood Holdings Group, Inc. (b)                     106,675            2,029
Transportation Equipment (1.2%)
  Trinity Industries, Inc. (b)                          221,600            4,102
Water Transportation (0.5%)
  Alexander & Baldwin, Inc.                              63,300            1,679
                                                                       ---------
Total Common Stocks (cost: $236,133)                                     242,076
                                                                       ---------

                                                         Principal       Value
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS (11.0%)
  Investors Bank & Trust Company (c)
    0.75%, Repurchase Agreement dated
    06/30/2003 to be repurchased at
    $37,422 on 07/01/2003                                 $37,422        $37,422
                                                                         -------
Total Short-Term Obligations (cost: $37,422)                              37,422
                                                                         -------
SECURITY LENDING COLLATERAL (10.4%)
Debt (7.5%)
Bank Notes (0.2%)
  National Bank of Commerce
    1.02%, due 10/21/2003                                 $   661        $   661
Commercial Paper (0.1%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                     264            264
Euro Dollar Overnight (0.1%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                     265            265
Euro Dollar Terms (2.7%)
  Bank of Montreal
    1.08%, due 07/02/2003                                     529            529
    1.15%, due 07/09/2003                                     152            152
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                                   1,323          1,323
  BNP Paribas SA
    1.03%, due 07/21/2003                                   1,588          1,588
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                                     661            661
    1.23%, due 07/07/2003                                   1,720          1,720
  Danske Bank A/S
    1.04%, due 07/28/2003                                   1,323          1,323
  Royal Bank of Canada
    1.03%, due 07/07/2003                                     661            661
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                                   1,058          1,058
Master Notes (0.4%)
  Morgan Stanley Dean Witter & Co
    1.43%, due 09/26/2003                                   1,323          1,323
Medium Term Notes (0.5%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                                   1,323          1,323
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                     397            397
  Parkland (USA) LLC
    1.02%, due 11/26/2003                                     132            132
Repurchase Agreements (3.5%) (d)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                                   3,969          3,969
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                                   1,323          1,323
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                                   4,366          4,366
  Morgan Stanley Dean Witter & Co
    1.48%, due 07/01/2003                                   2,381          2,381


The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              Third Avenue Value 2

Third Avenue Value

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                     Shares           Value
--------------------------------------------------------------------------------
Investment Companies (2.9%)
Money Market Funds (2.9%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                           3,836,628        $   3,837
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                           1,015,463            1,015
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.05%                           4,964,544            4,965
                                                                    ---------
Total Security Lending Collateral (cost: $35,236)                      35,236
                                                                    ---------
Total Investment Securities (cost: $368,735)                        $ 374,943
                                                                    =========
SUMMARY:
  Investment securities, at value                      110.2%       $ 374,943
  Liabilities in excess of other assets                (10.2)%        (34,818)
                                                   ---------        ---------
  Net assets                                           100.0%       $ 340,125
                                                   =========        =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $33,473.

(c) At June 30, 2003, the collateral for the Repurchase Agreements are as follows:

                                                                Market Value
Collateral                                                  and Accrued Interest
--------------------------------------------------------------------------------

$15,042 Fannie Mae ARM-646877
 5.64%, due 05/01/2032                                             $11,149
$28,072 Fannie Mae ARM-683624
 4.60%, due 02/01/2033                                              28,144

(d) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $12,224.

(e)   Value is less than $1.

DEFINITIONS:

ADR American Depositary Receipt

ARM Adjustable Rate Mortgage

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              Third Avenue Value 3

Third Avenue Value

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $368,735)
     (including $33,473 of securities loaned)                         $ 374,943
  Cash                                                                       82
  Receivables:
     Investment securities sold                                             880
     Interest                                                               104
     Dividends                                                              527
     Dividend reclaims receivable                                            22
  Other                                                                      59
                                                                      ---------
                                                                        376,617
                                                                      ---------
Liabilities:
  Investment securities purchased                                           967
  Accounts payable and accrued liabilities:
     Management and advisory fees                                           222
  Payable for securities on loan                                         35,236
  Other                                                                      67
                                                                      ---------
                                                                         36,492
                                                                      ---------
Net Assets                                                            $ 340,125
                                                                      =========
Net Assets Consist of:
  Capital stock, 50,000 shares authorized ($.01 par value)            $     252
  Additional paid-in capital                                            329,637
  Undistributed net investment income (loss)                              1,614
  Undistributed net realized gain (loss) from investments
     and foreign currency transactions                                    2,415
  Net unrealized appreciation (depreciation) on:
     Investment securities                                                6,208
     Translation of assets and liabilities denominated in
       foreign currencies                                                    (1)
                                                                     ----------
Net Assets                                                            $ 340,125
                                                                      =========
Shares Outstanding:
  Initial Class                                                          25,202
  Service Class                                                               6
Net Asset Value and Offering Price Per Share:
  Initial Class                                                       $   13.49
  Service Class                                                           13.49

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                             $    573
  Dividends                                                               1,396
  Income from loaned securities-net                                          49
     Less withholding taxes on foreign dividends                            (94)
                                                                        -------
                                                                          1,924
                                                                        -------
Expenses:
  Management and advisory fees                                            1,125
  Transfer agent fees                                                         1
  Printing and shareholder reports                                           27
  Custody fees                                                               23
  Administration fees                                                        12
  Legal fees                                                                  2
  Auditing and accounting fees                                                5
  Directors fees                                                              5
  Other                                                                       3
                                                                        -------
  Total expenses                                                          1,203
                                                                        -------
Net Investment Income (Loss)                                                721
                                                                        -------
Net Realized Gain (Loss) from:
  Investment securities                                                   2,022
  Foreign currency transactions                                             (66)
                                                                        -------
                                                                          1,956
                                                                        -------
Net Increase (Decrease) in Unrealized Appreciation
  (Depreciation) on:
  Investment securities                                                  23,027
  Translation of assets and liabilities denominated in
     foreign currency                                                        (1)
                                                                     ----------
                                                                         23,026
                                                                      ---------
Net Gain (Loss) on Investment Securities and
  Foreign Currency Transactions                                          24,982
                                                                      ---------
Net Increase (Decrease) in Net Assets Resulting from
  Operations                                                           $ 25,703
                                                                      =========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              Third Avenue Value 4

Third Avenue Value

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                      June 30,
                                                        2003        December 31,
                                                     (unaudited)       2002
--------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                        $     721       $     918
  Net realized gain (loss) from
     investment securities and foreign
     currency transactions                                1,956             449
  Net unrealized appreciation
     (depreciation) on investment
     securities and foreign currency
     translation                                         23,026         (27,071)
                                                     ----------      ----------
                                                         25,703         (25,704)
                                                     ----------      ----------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --          (1,017)
     Service Class                                           --              --
                                                     ----------      ----------
                                                             --          (1,017)
                                                     ----------      ----------
  From net realized gains:
     Initial Class                                           --          (4,985)
     Service Class                                           --              --
                                                     ----------      ----------
                                                             --          (4,985)
                                                     ----------      ----------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                       80,120         151,200
     Service Class                                           80              --
                                                     ----------      ----------
                                                         80,200         151,200
                                                     ----------      ----------
  Dividends and distributions reinvested:
     Initial Class                                           --           6,002
     Service Class                                           --              --
                                                     ----------      ----------
                                                             --           6,002
                                                     ----------      ----------
  Cost of shares redeemed:
     Initial Class                                      (17,771)        (37,398)
     Service Class                                           --              --
                                                     ----------      ----------
                                                        (17,771)        (37,398)
                                                     ----------      ----------
                                                         62,429         119,804
                                                     ----------      ----------
Net increase (decrease) in net assets                    88,132          88,098
                                                     ----------      ----------
Net Assets:
  Beginning of period                                   251,993         163,895
                                                     ----------      ----------
  End of period                                       $ 340,125       $ 251,993
                                                     ==========      ==========
Undistributed Net Investment
  Income (Loss)                                       $   1,614       $     893
                                                     ==========      ==========
Share Activity:
  Shares issued:
     Initial Class                                        6,280          11,448
     Service Class                                            6              --
                                                     ----------      ----------
                                                          6,286          11,448
                                                     ----------      ----------
  Shares issued-reinvested from distributions:
     Initial Class                                           --             480
     Service Class                                           --              --
                                                     ----------      ----------
                                                             --             480
                                                     ----------      ----------
  Shares redeemed:
     Initial Class                                       (1,423)         (2,873)
     Service Class                                           --              --
                                                     ----------      ----------
                                                         (1,423)         (2,873)
                                                     ----------      ----------
Net increase (decrease) in shares
  outstanding                                             4,863           9,055
                                                     ==========      ==========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              Third Avenue Value 5

Third Avenue Value

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
--------------------------------------------------------------------------------------
Initial Class   06/30/2003    $   12.39     $   0.03         $   1.07       $   1.10
                12/31/2002        14.52         0.06            (1.78)         (1.72)
                12/31/2001        13.71         0.11             0.73           0.84
                12/31/2000        10.45         0.20             3.50           3.70
                12/31/1999         9.29         0.16             1.28           1.44
                12/31/1998        10.00         0.06            (0.74)         (0.68)
--------------------------------------------------------------------------------------
Service Class   06/30/2003        12.50         0.01             0.98           0.99
--------------------------------------------------------------------------------------

                 For a share outstanding throughout each period (a)
                -----------------------------------------------------
                             Distributions
                ----------------------------------------
                                                           Net Asset
                  From Net     From Net                     Value,
                 Investment    Realized       Total           End
                   Income       Gains     Distributions    of Period
---------------------------------------------------------------------
Initial Class    $      --    $      --     $      --     $   13.49
                     (0.07)       (0.34)        (0.41)        12.39
                     (0.01)       (0.02)        (0.03)        14.52
                     (0.12)       (0.32)        (0.44)        13.71
                     (0.28)          --         (0.28)        10.45
                     (0.03)          --         (0.03)         9.29
---------------------------------------------------------------------
Service Class           --           --            --         13.49
---------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
-------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003            8.88%        $ 340,039        0.86%        0.86%            0.51%            3%
                12/31/2002          (11.87)          251,993        0.89         0.89             0.47             5
                12/31/2001            6.17           163,895        0.92         0.92             0.76            18
                12/31/2000           35.47            92,742        0.92         0.92             1.56            24
                12/31/1999           15.72            19,217        1.00         1.06             1.76            10
                12/31/1998           (6.84)           18,206        1.00         1.13             0.63             4
-------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            7.92                86        1.13         1.13             0.44             3
-------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial class-January 2, 1998 Service class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser. if any (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              Third Avenue Value 6

Third Avenue Value

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Third Avenue Value ("the Fund"), part of ATSF, began operations on January 2, 1998. The Fund is "non-diversified" under the 1940 Act.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be in an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the payment of operating expenses that would otherwise be borne by the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions during the six-months ended June 30, 2003, of $10 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain in the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              Third Avenue Value 7

Third Avenue Value

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.80% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.00% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              Third Avenue Value 8

Third Avenue Value

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

Operations. The legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-adviser for the six-months ended June 30, 2003, were $166.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $10. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                    $55,847
  U.S. Government                                                             --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                      8,170
  U.S. Government                                                            646

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                $ 368,735
                                                                      =========
Unrealized Appreciation                                               $  33,288
Unrealized (Depreciation)                                               (27,080)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $   6,208
                                                                      =========


AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              Third Avenue Value 9

Transamerica Convertible Securities

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                          Principal      Value
--------------------------------------------------------------------------------
CORPORATE DEBT SECURITIES (1.9%)
Communications Equipment (1.9%)
  ADC Telecommunications, Inc.-144A (d)
    1.60%, due 06/15/2013                                  $ 6,000       $ 5,220
                                                                         -------
Total Corporate Debt Securities (cost: $6,000)                             5,220
                                                                         -------
CONVERTIBLE BONDS (69.9%)
Apparel & Accessory Stores (1.9%)
  TJX Companies, Inc. (The) (a)
    Zero Coupon, due 02/13/2021                              7,000         5,416
Commercial Banks (7.2%)
  CDC IXIS-144A (c)
    0.25%, due 05/24/2010                                    5,000         5,150
  Deutsche Bank Luxembourg SA-
    144A-(a)(c)(d)
    1.51%, due 05/01/2012                                    6,000        10,965
  Wachovia Bank, National
    Association-144A
    5.00%, due 01/27/2004                                    4,250         4,059
Communication (4.6%)
  Crown Castle International Corp. (c)
    4.00%, due 07/15/2010                                    4,500         4,674
  Echostar Communications Corporation
    5.75%, due 05/15/2008                                    2,000         2,118
  Liberty Media Corporation (a)
    3.25%, due 03/15/2031                                    5,900         6,136
Communications Equipment (5.2%)
  ADC Telecommunications, Inc.-144A (a)
    1.00%, due 12/15/2008                                    2,000         1,758
  Comverse Technology, Inc.-144A
    Zero Coupon, due 05/15/2023                              6,000         6,435
  McDATA Corporation-144A
    2.25%, due 02/15/2010                                    4,000         6,525
Computer & Data Processing Services (5.9%)
  GTECH Holdings Corporation (a)
    1.75%, due 12/15/2021                                    4,950         7,215
  Network Associates, Inc. (a)
    5.25%, due 08/15/2006                                    4,000         4,215
  Symantec Corporation
    3.00%, due 11/01/2006                                    3,750         5,269
Computer & Office Equipment (3.2%)
  Juniper Networks, Inc.
    4.75%, due 03/15/2007                                    4,220         3,983
  Maxtor Corporation-144A
    6.80%, due 04/30/2010                                    4,500         5,175
Electric Services (1.9%)
  CenterPoint Energy, Inc.-144A (a)
    3.75%, due 05/15/2023                                    3,000         3,105
  PPL Energy Supply, LLC-144A
    2.63%, due 05/15/2023                                    2,250         2,340
Electronic Components & Accessories (11.7%)
  Atmel Corporation (a)
    Zero Coupon, due 05/23/2021                             21,000         7,901
  Conexant Systems, Inc.
    4.25%, due 05/01/2006                                    2,750         2,423
  Cypress Semiconductor Corporation (a)
    3.75%, due 07/01/2005                                    4,500         4,489
  International Rectifier Corporation (a)
    4.25%, due 07/15/2007                                    6,500         6,329
  Micron Technology, Inc.-144A (a)
    2.50%, due 02/01/2010                                    5,500         6,565
  Tyco International Group SA-144A
    2.75%, due 01/15/2018                                    3,000         3,233
    3.13%, due 01/15/2023 (a)                                2,000         2,190
Industrial Machinery & Equipment (3.4%)
  ASML Holding NV-144A (a)
    5.75%, due 10/15/2006                                    3,000         3,034
  DuPont Photomasks, Inc. (c)
    1.25%, due 05/15/2008                                    2,000         2,050
  DuPont Photomasks, Inc.-144A
    1.25%, due 05/15/2008                                    4,500         4,590
Manufacturing Industries (5.5%)
  International Game Technology-144A
    Zero Coupon, due 01/29/2033                             10,000         6,425
  K2 Corporation -144A
    5.00%, due 06/15/2010                                    8,000         9,070
Pharmaceuticals (12.2%)
  Allergan, Inc. (a)
    Zero Coupon, due 11/06/2022                              6,000         5,828
  Charles River Laboratories, Inc. (e)
    3.50%, due 02/01/2022                                    4,750         5,130
  Gilead Sciences, Inc.-144A (a)
    2.00%, due 12/15/2007                                    6,500         8,629
  IVAX Corporation
    4.50%, due 05/15/2008                                    4,000         3,880
  Teva Pharmaceutical Finance BV-144A
    0.38%, due 11/15/2022                                    2,000         2,805
    0.38%, due 11/15/2022 (a)                                1,500         2,104
  Watson Pharmaceuticals, Inc.-144A
    1.75%, due 03/15/2023                                    4,750         5,742

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                      Transamerica Convertible Securities 1

Transamerica Convertible Securities

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Principal         Value
--------------------------------------------------------------------------------
Radio, Television & Computer Stores (1.8%)
  Best Buy Co., Inc. (a)
    2.25%, due 01/15/2022                               $  5,000        $  5,175
Security & Commodity Brokers (1.0%)
  Salomon Smith Barney Holdings Inc.
    8.00%, due 12/05/2003                                  2,500           2,766
Telecommunications (2.1%)
  Nextel Communications, Inc.
    4.75%, due 07/01/2007 (a)                              2,500           2,494
    5.25%, due 01/15/2010                                  3,500           3,290
Water Transportation (2.3%)
  Carnival Corporation
    Zero Coupon, due 10/24/2021                           10,250           6,533
                                                                        --------
Total Convertible Bonds (cost: $183,034)                                 197,213
                                                                        --------

                                                            Shares       Value
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (25.6%)
Commercial Banks (1.2%)
  State Street Corporation                                   16,500      $ 3,416
Computer & Office Equipment (2.0%)
  Xerox Corporation (a)                                      55,000        5,767
Drug Stores & Proprietary Stores (2.0%)
  Omnicare, Inc.                                            102,000        5,590
Electric Services (4.3%)
  American Electric Power Company, Inc. (a)                 100,000        4,382
  DTE Energy Company (a)                                    100,500        2,642
  TXU Corp. (a)                                             150,000        5,181
Electric, Gas & Sanitary Services (1.5%)
  Citizens Communications Company                            42,500        2,231
  Citizens Communications Company (a)                        80,000        2,086
Environmental Services (1.6%)
  Allied Waste Industries, Inc. (a)                          75,000        4,403
Insurance (5.9%)
  Anthem, Inc.                                               75,500        7,064
  Chubb Corporation                                         233,000        5,988
  Travelers Property Casualty Corp.                         138,400        3,322
Life Insurance (2.0%)
  Prudential Financial, Inc.-Units                           99,800        5,584
Medical Instruments & Supplies (1.7%)
  Baxter International Inc. (a)                             100,000        4,902
Telecommunications (3.4%)
  ALLTEL Corporation                                        121,000        6,020
  CenturyTel, Inc.                                          125,000        3,550
                                                                         -------
Total Convertible Preferred Stocks (cost: $67,212)           72,128
                                                                         -------
PREFERRED STOCKS (1.0%)
Water Transportation (1.0%)
  Teekay Shipping Corporation                               100,000      $ 2,901
                                                                         -------
Total Preferred Stocks (cost: $2,505)                                      2,901
                                                                         -------
COMMON STOCKS (2.6%)
Finance (2.6%)
  Express Scripts Automatic Exchange
    Securities Trust                                         64,200        7,451
                                                                         -------
Total Common Stocks (cost: $6,657)                                         7,451
                                                                         -------

                                                         Principal       Value
--------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (24.3%)
Debt (17.5%)
Bank Notes (0.5%)
  National Bank of Commerce
    1.02%, due 10/21/2003                                  $1,287         $1,287
Commercial Paper (0.2%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                     513            513
Euro Dollar Overnight (0.2%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                     515            515
Euro Dollar Terms (6.2%)
  Bank of Montreal
    1.08%, due 07/02/2003                                   1,030          1,030
    1.15%, due 07/09/2003                                     296            296
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                                   2,575          2,575
  BNP Paribas SA
    1.03%, due 07/21/2003                                   3,090          3,090
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                                   1,287          1,287
    1.23%, due 07/07/2003                                   3,347          3,347
  Danske Bank A/S
    1.04%, due 07/28/2003                                   2,575          2,575
  Royal Bank of Canada
    1.03%, due 07/07/2003                                   1,287          1,287
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                                   2,060          2,060
Master Notes (0.9%)
  Morgan Stanley Dean Witter & Co
    1.43%, due 09/26/2003                                   2,575          2,575
Medium Term Notes (1.3%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                                   2,575          2,575
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                     772            772

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                      Transamerica Convertible Securities 2

Transamerica Convertible Securities

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                          Principal       Value
--------------------------------------------------------------------------------
Medium Term Notes (continued)
  Parkland (USA) LLC
    1.02%, due 11/26/2003                                  $  257         $  257
Repurchase Agreements (8.2%) (b)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                                   7,724          7,724
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                                   2,575          2,575
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                                   8,496          8,496
  Morgan Stanley Dean Witter & Co
    1.48%, due 07/01/2003                                   4,634          4,634

                                                      Shares            Value
--------------------------------------------------------------------------------
Investment Companies (6.8%)
Money Market Funds (6.8%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                             7,466,596        $   7,467
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                             1,976,227            1,976
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.05%                             9,661,673            9,662
                                                                      ---------
Total Security Lending Collateral (cost: $68,575)                        68,575
                                                                      ---------
Total Investment Securities (cost: $333,983)                          $ 353,488
                                                                      =========
SUMMARY:
  Investment securities, at value                        125.3%       $ 353,488
  Liabilities in excess of other assets                  (25.3)%        (71,395)
                                                    ----------        ---------
  Net assets                                             100.0%       $ 282,093
                                                    ==========        =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $66,738.

(b) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $23,789.

(c) Securities valued as determined in good faith in accordance with procedures established by the Fund's Board of Directors.

(d)   Floating or variable rate note. Rate is listed as of June 30, 2003.

(e) Security is stepbond. Charles River Laboratories, Inc. has a coupon rate of 3.50% until 08/01/2007, thereafter the coupon rate will reset to the 5-Year U.S. Treasury Note Rate less 0.72%.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                      Transamerica Convertible Securities 3

Transamerica Convertible Securities

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $333,983)
     (including $66,738 of securities loaned)                           $353,488
  Cash                                                                     3,265
  Receivables:
     Interest                                                              1,167
     Dividends                                                               118
  Other                                                                       95
                                                                        --------
                                                                         358,133
                                                                        --------
Liabilities:
  Investment securities purchased                                          7,195
  Accounts payable and accrued liabilities:
     Management and advisory fees                                            183
  Payable for securities on loan                                          68,575
  Other                                                                       87
                                                                        --------
                                                                          76,040
                                                                        --------
Net Assets                                                              $282,093
                                                                        ========
Net Assets Consist of:
  Capital stock, 50,000 shares authorized ($.01 par value)              $    267
  Additional paid-in capital                                             256,003
  Undistributed net investment income (loss)                               3,357
  Undistributed net realized gain (loss) from
     investment securities                                                 2,961
  Net unrealized appreciation (depreciation) on
     investment securities                                                19,505
                                                                        --------
Net Assets                                                              $282,093
                                                                        ========
Shares Outstanding:
  Initial Class                                                           26,716
  Service Class                                                               21
Net Asset Value and Offering Price Per Share:
  Initial Class                                                         $  10.55
  Service Class                                                            10.55

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                               $ 2,141
  Dividends                                                                1,537
  Income from loaned securities-net                                           22
                                                                         -------
                                                                           3,700
                                                                         -------
Expenses:
  Management and advisory fees                                               716
  Transfer agent fees                                                          1
  Printing and shareholder reports                                            15
  Custody fees                                                                12
  Administration fees                                                         12
  Legal fees                                                                   1
  Auditing and accounting fees                                                 5
  Directors fees                                                               2
  Other fees                                                                   1
                                                                         -------
  Total expenses                                                             765
                                                                         -------
Net Investment Income (Loss)                                               2,935
                                                                         -------
Net Realized and Unrealized Gain (Loss):
  Realized gain (loss) from investment securities                          3,449
  Increase (decrease) in unrealized appreciation
     (depreciation) on investment securities                              19,581
                                                                         -------
Net Gain (Loss) on Investment Securities                                  23,030
                                                                         -------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                        $25,965
                                                                         =======

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                      Transamerica Convertible Securities 4

Transamerica Convertible Securities

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                      June 30,
                                                        2003        December 31,
                                                     (unaudited)      2002(a)
--------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                        $   2,935       $     422
  Net realized gain (loss) from
     investment securities                                3,449            (488)
  Net unrealized appreciation
     (depreciation) on investment
     securities                                          19,581             (76)
                                                      ---------       ---------
                                                         25,965            (142)
                                                      ---------       ---------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
  From net realized gains:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                      182,300          84,886
     Service Class                                          217              --
                                                      ---------       ---------
                                                        182,517          84,886
                                                      ---------       ---------
  Dividends and distributions reinvested:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
  Cost of shares redeemed:
     Initial Class                                       (8,532)         (2,596)
     Service Class                                           (5)             --
                                                      ---------       ---------
                                                         (8,537)         (2,596)
                                                      ---------       ---------
                                                        173,980          82,290
                                                      ---------       ---------
Net increase (decrease) in net assets                   199,945          82,148
                                                      ---------       ---------
Net Assets:
  Beginning of period                                    82,148              --
                                                      ---------       ---------
  End of period                                       $ 282,093       $  82,148
                                                      =========       =========
Undistributed Net Investment
  Income (Loss)                                       $   3,357       $     422
                                                      =========       =========
Share Activity:
  Shares issued:
     Initial Class                                       18,773           9,092
     Service Class                                           22              --
                                                      ---------       ---------
                                                         18,795           9,092
                                                      ---------       ---------
  Shares issued-reinvested from distributions:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
  Shares redeemed:
     Initial Class                                         (869)           (280)
     Service Class                                           (1)             --
                                                      ---------       ---------
                                                           (870)           (280)
                                                      ---------       ---------
Net increase (decrease) in shares
  outstanding                                            17,925           8,812
                                                      =========       =========


(a)   Commenced operations on May 1, 2002.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                      Transamerica Convertible Securities 5

Transamerica Convertible Securities

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
--------------------------------------------------------------------------------------
Initial Class   06/30/2003     $  9.32      $   0.16         $   1.07       $   1.23
                12/31/2002       10.00          0.17            (0.85)         (0.68)
--------------------------------------------------------------------------------------
Service Class   06/30/2003        9.86          0.05             0.64           0.69
--------------------------------------------------------------------------------------

                 For a share outstanding throughout each period (a)
                ----------------------------------------------------
                             Distributions
                ---------------------------------------
                                                          Net Asset
                  From Net    From Net                     Value,
                 Investment   Realized       Total           End
                   Income       Gains    Distributions    of Period
--------------------------------------------------------------------
Initial Class        $--         $--          $--        $   10.55
                      --          --           --             9.32
--------------------------------------------------------------------
Service Class         --          --           --            10.55
--------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
-------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           13.20%        $ 281,876        0.85%        0.85%            3.28%       68%
                12/31/2002           (6.80)           82,148        1.08         1.08             2.73        72
-------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            7.00               217        1.16         1.16             3.18        68
-------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-May 1, 2002
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                      Transamerica Convertible Securities 6

Transamerica Convertible Securities

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Convertible Securities ("the Fund"), part of ATSF, began operations on May 1, 2002.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amounts of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded for on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                      Transamerica Convertible Securities 7

Transamerica Convertible Securities

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation. Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

    0.80% of the first $500 million of ANA
    0.70% of ANA over $500 million

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.30% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $8. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                   $305,293
  U.S. Government                                                             --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                    120,862
  U.S. Government                                                             --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                     Transamerica Convertible Securities 8

Transamerica Convertible Securities

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 4-(continued)

The capital loss carryforward is available to offset future realized capital gains through the period listed:

          Capital Loss
          Carryforward                                 Available through
         --------------                               ------------------
              $488                                     December 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                $ 333,983
                                                                      =========
Unrealized Appreciation                                               $  21,518
Unrealized (Depreciation)                                                (2,013)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $  19,505
                                                                      =========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                     Transamerica Convertible Securities 9

Transamerica Equity

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                          Shares          Value
--------------------------------------------------------------------------------
COMMON STOCKS (93.1%)
Apparel & Accessory Stores (1.9%)
  TJX Companies, Inc. (The)                              550,000       $  10,362
Automotive (0.0%)
  Gentex Corporation (a)                                   4,300             132
Business Services (13.3%)
  Clear Channel Communications, Inc. (a)                 453,600          19,228
  First Data Corporation (b)                             727,400          30,143
  Moody's Corporation                                    450,000          23,720
  Viad Corp                                                4,300              96
Chemicals & Allied Products (3.3%)
  Praxair, Inc.                                          300,000          18,030
Commercial Banks (6.3%)
  Northern Trust Corporation (b)                         500,000          20,895
  State Street Corporation                               350,000          13,790
Communication (12.9%)
  Cox Communications, Inc.-Class A (a)                   700,000          22,330
  Echostar Communications
    Corporation-Class A (a)(b)                           750,000          25,965
  Liberty Media Corporation-Class A (a)                1,950,000          22,542
  Viacom, Inc.-Class B (a)                                 2,500             109
Communications Equipment (4.2%)
  QUALCOMM Incorporated                                  650,000          23,238
Computer & Data Processing Services (4.7%)
  Activision, Inc. (a)(b)                                 10,050             130
  Microsoft Corporation                                1,000,000          25,610
  SERENA Software, Inc. (a)                                6,100             127
Drug Stores & Proprietary Stores (2.2%)
  Walgreen Co.                                           400,000          12,040
Electronic Components & Accessories (2.9%)
  Intel Corporation                                      750,000          15,588
  Vishay Intertechnology, Inc. (a)                         7,000              92
Fabricated Metal Products (3.6%)
  Gillette Company (The)                                 625,000          19,913
Hotels & Other Lodging Places (3.2%)
  Marriott International, Inc.-Class A                   450,000          17,289
  Starwood Hotels & Resorts
    Worldwide, Inc.                                        4,500             129
Insurance (3.1%)
  WellPoint Health Networks Inc. (a)                     200,000          16,860
Management Services (3.5%)
  Paychex, Inc.                                          650,000          19,052
Pharmaceuticals (9.2%)
  Allergan, Inc. (b)                                     270,000       $  20,816
  Genentech, Inc. (a)                                    175,000          12,621
  Pfizer Inc.                                            500,000          17,075
  Teva Pharmaceutical Industries Ltd.-ADR                  2,500             142
Radio & Television Broadcasting (0.0%)
  Emmis Communications
    Corporation-Class A (a)                                5,000             115
  Gray Television, Inc.                                    9,000             112
Retail Trade (3.2%)
  Staples, Inc. (a)                                      950,000          17,433
Transportation & Public Utilities (7.5%)
  Expedia, Inc.-Class A (a)(b)                           275,000          21,005
  Expeditors International of
    Washington, Inc.                                     575,000          19,918
Trucking & Warehousing (4.4%)
  Landstar System, Inc. (a)                                1,500              94
  United Parcel Service, Inc.-Class B (b)                375,000          23,888
Variety Stores (3.7%)
  Wal-Mart Stores, Inc.                                  375,000          20,125
                                                                       ---------
Total Common Stocks (cost: $461,130)                                     510,754
                                                                       ---------

                                                        Principal         Value
--------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (12.8%)
Debt (9.2%)
Bank Notes (0.2%)
  National Bank of Commerce
    1.02%, due 10/21/2003                                 $1,313          $1,313
Commercial Paper (0.1%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                    523             523
Euro Dollar Overnight (0.1%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                    525             525
Euro Dollar Terms (3.3%)
  Bank of Montreal
    1.08%, due 07/02/2003                                  1,051           1,051
    1.15%, due 07/09/2003                                    302             302
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                                  2,627           2,627
  BNP Paribas SA
    1.03%, due 07/21/2003                                  3,152           3,152
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                                  1,313           1,313
    1.23%, due 07/07/2003                                  3,415           3,415
  Danske Bank A/S
    1.04%, due 07/28/2003                                  2,627           2,627

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              Transamerica Equity 1

Transamerica Equity

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                         Principal        Value
--------------------------------------------------------------------------------
Euro Dollar Terms (continued)
  Royal Bank of Canada
    1.03%, due 07/07/2003                                  $1,313         $1,313
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                                   2,102          2,102
Master Notes (0.5%)
  Morgan Stanley Dean Witter & Co
    1.43%, due 09/26/2003                                   2,627          2,627
Medium Term Notes (0.7%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                                   2,627          2,627
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                     788            788
  Parkland (USA) LLC
    1.02%, due 11/26/2003                                     263            263
Repurchase Agreements (4.3%) (c)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                                   7,881          7,881
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                                   2,627          2,627
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                                   8,670          8,670
  Morgan Stanley Dean Witter & Co
    1.48%, due 07/01/2003                                   4,729          4,729

                                                    Shares           Value
--------------------------------------------------------------------------------
Investment Companies (3.6%)
Money Market Funds (3.6%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                          7,618,174        $   7,618
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                          2,016,346            2,016
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.05%                          9,857,813            9,858
                                                                   ---------
Total Security Lending Collateral (cost: $69,967)                     69,967
                                                                   ---------
Total Investment Securities (cost: $531,097)                       $ 580,721
                                                                   =========
SUMMARY:
  Investment securities, at value                     105.9%       $ 580,721
  Liabilities in excess of other assets                (5.9)%        (32,096)
                                                 ----------        ---------
  Net assets                                          100.0%       $ 548,625
                                                 ==========        =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $68,436.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $24,272.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              Transamerica Equity 2

Transamerica Equity

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $531,097)
     (including $68,436 of securities loaned)                         $ 580,721
  Cash                                                                   38,008
  Receivables:
     Interest                                                                14
     Dividends                                                              216
  Other                                                                     131
                                                                      ---------
                                                                        619,090
                                                                      ---------
Liabilities:
  Accounts payable and accrued liabilities:
     Management and advisory fees                                           350
  Payable for securities on loan                                         69,967
  Other                                                                     148
                                                                      ---------
                                                                         70,465
                                                                      ---------
Net Assets                                                            $ 548,625
                                                                      =========
Net Assets Consist of:
  Capital stock, 100,000 shares authorized ($.01 par value)           $     354
  Additional paid-in capital                                            552,390
  Accumulated net investment income (loss)                                 (196)
  Accumulated net realized gain (loss) from investment
     securities                                                         (53,547)
  Net unrealized appreciation (depreciation) on
     investment securities                                               49,624
                                                                      ---------
Net Assets                                                            $ 548,625
                                                                      =========
Shares Outstanding:
  Initial Class                                                          35,392
  Service Class                                                              10
Net Asset Value and Offering Price Per Share:
  Initial Class                                                       $   15.50
  Service Class                                                           15.49

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                             $     78
  Dividends                                                               1,472
  Income from loaned securities-net                                          29
                                                                       --------
                                                                          1,579
                                                                       --------
Expenses:
  Management and advisory fees                                            1,699
  Transfer agent fees                                                         1
  Printing and shareholder reports                                           22
  Custody fees                                                               22
  Administration fees                                                        12
  Legal fees                                                                  2
  Auditing and accounting fees                                                5
  Directors fees                                                              7
  Other fees                                                                  5
                                                                       --------
  Total expenses                                                          1,775
                                                                       --------
Net Investment Income (Loss)                                               (196)
                                                                       --------
Net Realized and Unrealized Gain (Loss):
  Realized gain (loss) from investment securities                       (11,259)
  Increase (decrease) in unrealized appreciation
     (depreciation) on investment securities                             69,746
                                                                       --------
Net Gain (Loss) on Investment Securities                                 58,487
                                                                       --------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                      $ 58,291
                                                                       ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              Transamerica Equity 3

Transamerica Equity

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                       June 30,
                                                         2003       December 31,
                                                      (unaudited)      2002
--------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                        $    (196)      $    (645)
  Net realized gain (loss) from
     investment securities                              (11,259)        (21,383)
  Net unrealized appreciation
     (depreciation) on investment
     securities                                          69,746         (40,391)
                                                      ---------       ---------
                                                         58,291         (62,419)
                                                      ---------       ---------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
  From net realized gains:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                      147,096         222,628
     Service Class                                          156              --
                                                      ---------       ---------
                                                        147,252         222,628
                                                      ---------       ---------
  Proceeds from fund acquisition:
     Initial Class                                        4,995              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                          4,995              --
                                                      ---------       ---------
  Dividends and distributions reinvested:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
  Cost of shares redeemed:
     Initial Class                                      (32,124)        (34,728)
     Service Class                                           (5)             --
                                                      ---------       ---------
                                                        (32,129)        (34,728)
                                                      ---------       ---------
                                                        120,118         187,900
                                                      ---------       ---------
Net increase (decrease) in net assets                   178,409         125,481
                                                      ---------       ---------
Net Assets:
  Beginning of period                                   370,216         244,735
                                                      ---------       ---------
  End of period                                       $ 548,625       $ 370,216
                                                      =========       =========
Accumulated Net Investment
  Income (Loss)                                       $    (196)      $       0
                                                      =========       =========
Share Activity:
  Shares issued:
     Initial Class                                       10,384          15,487
     Service Class                                           10              --
                                                      ---------       ---------
                                                         10,394          15,487
                                                      ---------       ---------
  Shares issued on fund acquisition:
     Initial Class                                          340              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                            340              --
                                                      ---------       ---------
  Shares issued-reinvested from distributions:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
  Shares redeemed:
     Initial Class                                       (2,271)         (2,402)
     Service Class                                           --              --
                                                      ---------       ---------
                                                         (2,271)         (2,402)
                                                      ---------       ---------
Net increase (decrease) in shares
  outstanding                                             8,463          13,085
                                                      =========       =========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              Transamerica Equity 4

Transamerica Equity

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
--------------------------------------------------------------------------------------
Initial Class   06/30/2003    $  13.74      $  (0.01)        $   1.77       $   1.76
                12/31/2002       17.67         (0.04)           (3.89)         (3.93)
                12/31/2001       21.78         (0.07)           (3.77)         (3.84)
                12/31/2000       26.61         (0.14)           (2.23)         (2.37)
                12/31/1999       19.36         (0.09)            7.40           7.31
                12/31/1998       14.75         (0.01)            6.38           6.37
--------------------------------------------------------------------------------------
Service Class   06/30/2003       14.68         (0.01)            0.82           0.81
--------------------------------------------------------------------------------------

                 For a share outstanding throughout each period (a)
                -----------------------------------------------------
                             Distributions
                ----------------------------------------
                                                           Net Asset
                  From Net     From Net                     Value,
                 Investment    Realized       Total           End
                   Income       Gains     Distributions    of Period
--------------------------------------------------------------------
Initial Class        $--      $      --     $      --     $   15.50
                      --             --            --         13.74
                      --          (0.27)        (0.27)        17.67
                      --          (2.46)        (2.46)        21.78
                      --          (0.06)        (0.06)        26.61
                      --          (1.76)        (1.76)        19.36
--------------------------------------------------------------------
Service Class         --             --            --         15.49
--------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
-------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           12.81%        $ 548,469        0.78%        0.78%           (0.09)%      12%
                12/31/2002          (22.24)          370,216        0.82         0.82            (0.24)       23
                12/31/2001          (17.63)          244,735        0.85         0.91            (0.39)       51
                12/31/2000           (9.69)          254,920        0.85         0.86            (0.60)       38
                12/31/1999           37.79           238,655        0.85         0.90            (0.49)       29
                12/31/1998           43.28           107,892        0.85         0.96            (0.32)       34
-------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            5.52               156        1.08         1.08            (0.29)       12
-------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-December 31, 1980
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) For the year ended December 31, 2002, Ratio of Net Expenses is net of fees paid indirectly. For the year ended December 31, 2001 and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian, if any. (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits, if any.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              Transamerica Equity 5

Transamerica Equity

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Equity ("the Fund"), part of ATSF, began operations as Growth Portfolio, a part of the Transamerica Variable Insurance Fund, Inc. on November 1, 1996. The Growth Portfolio was the successor to Transamerica Occidental's Separate Account Fund C. The Fund became a part of ATSF on May 1, 2002.

On May 1, 2003, the Fund acquired all the net assets of LKCM Capital Growth pursuant to a plan of reorganization approved by shareholders of LKCM Capital Growth on April 16, 2003. The acquisition was accomplished by a tax-free exchange of 340 shares of the Fund for the 1,622 shares of LKCM Capital Growth outstanding on April 30, 2003. LKCM Capital Growth's net assets at that date ($4,995), including ($268) of unrealized appreciation, were combined with those of the Fund resulting in combined net assets of $496,001.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP").

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank and Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the payment of operating expenses that would otherwise be borne by the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions during the six-months ended June 30, 2003, of $35 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at market value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              Transamerica Equity 6

Transamerica Equity

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation. Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

    0.75% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    0.85% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $16. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              Transamerica Equity 7

Transamerica Equity

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                   $157,881
  U.S. Government                                                             --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                     48,513
  U.S. Government                                                             --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

      Capital Loss
      Carryforward                            Available through
      ------------                           ------------------

        $19,769                              December 31, 2009
         17,836                              December 31, 2010

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002 of $3,582 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                $ 532,770
                                                                      =========
Unrealized Appreciation                                               $  58,168
Unrealized (Depreciation)                                               (10,217)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $  47,951
                                                                      =========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              Transamerica Equity 8

                     AEGON/TRANSAMERICA SERIES FUND, INC.

                   RESULTS OF SHAREHOLDER PROXY (unaudited)

Section 270.30d-1 under the Investment Company Act of 1940, as amended, titled, "Reports to Stockholders of Management Companies," requires regulated investment companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, AEGON/Transamerica Series Fund, Inc. solicited a vote by the shareholders for:

At a special meeting of shareholders held on April 16, 2003, the results of the Proposal were as follows:

LKCM Capital Growth

Proposal 1: Approval of an Agreement and Plan of Reorganization providing for the acquisition of all the assets and liabilities of LKCM Capital Growth (the "Acquired Fund") by Transamerica Equity (the "Acquiring Fund") solely in exchange for shares of the Acquiring Fund, followed by the complete liquidation of the Acquired Fund.

               For         Against     Abstentions/Broker Non-Votes
          -------------   ---------   -----------------------------
             85.66%         2.46%                11.88%

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                              Transamerica Equity 9

Transamerica Growth Opportunities

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                         Shares          Value
--------------------------------------------------------------------------------
COMMON STOCKS (81.3%)
Apparel Products (0.7%)
  OshKosh B' Gosh, Inc.-Class A                           48,000       $   1,296
Automotive (4.2%)
  Gentex Corporation (a)(b)                              240,000           7,346
Business Credit Institutions (3.5%)
  Financial Federal Corporation (a)                      253,900           6,195
Business Services (6.5%)
  Moody's Corporation                                    110,000           5,798
  Robert Half International Inc. (a)                     297,000           5,625
Communication (4.9%)
  Global Payments Inc.                                   240,000           8,520
Computer & Data Processing Services (11.1%)
  BARRA, Inc. (a)                                        150,000           5,355
  GTECH Holdings Corporation (a)                         125,000           4,706
  SkillSoft PLC-ADR (a)                                1,850,000           9,343
Educational Services (4.6%)
  DeVRY Inc. (a)                                         345,000           8,035
Industrial Machinery & Equipment (0.2%)
  Graco Inc.                                              13,400             429
Management Services (5.0%)
  ServiceMaster Company (The)                            820,000           8,774
Oil & Gas Extraction (4.8%)
  EOG Resources, Inc.                                    200,000           8,368
Paper & Allied Products (1.8%)
  Pactiv Corporation (a)                                 156,000           3,075
Paperboard Containers & Boxes (3.4%)
  Packaging Corporation of America (a)                   325,000           5,990
Personal Services (2.9%)
  Weight Watchers International, Inc. (a)(b)             110,000           5,004
Pharmaceuticals (5.3%)
  Techne Corporation (a)(b)                              305,000           9,254
Radio, Television & Computer Stores (4.7%)
  RadioShack Corporation                                 310,000           8,156
Research & Testing Services (1.0%)
  Landauer, Inc.                                          40,000           1,673
Restaurants (3.6%)
  IHOP Corp.                                             197,000           6,219
Security & Commodity Brokers (3.9%)
  BlackRock, Inc. (a)                                    150,000           6,757
Transportation & Public Utilities (9.2%)
  C.H. Robinson Worldwide, Inc.                          200,000           7,112
  Expeditors International of
    Washington, Inc.                                     260,000           9,006
                                                                       ---------
Total Common Stocks (cost: $124,313)                                     142,036
                                                                       ---------

                                                            Principal      Value
--------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (7.9%)
Debt (5.7%)
Bank Notes (0.1%)
  National Bank of Commerce
    1.02%, due 10/21/2003                                     $258          $258
Commercial Paper (0.1%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                      103           103
Euro Dollar Overnight (0.1%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                      103           103
Euro Dollar Terms (2.0%)
  Bank of Montreal
    1.08%, due 07/02/2003                                      206           206
    1.15%, due 07/09/2003                                       59            59
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                                      516           516
  BNP Paribas SA
    1.03%, due 07/21/2003                                      619           619
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                                      258           258
    1.23%, due 07/07/2003                                      671           671
  Danske Bank A/S
    1.04%, due 07/28/2003                                      516           516
  Royal Bank of Canada
    1.03%, due 07/07/2003                                      258           258
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                                      413           413
Master Notes (0.3%)
  Morgan Stanley Dean Witter & Co
    1.43%, due 09/26/2003                                      516           516
Medium Term Notes (0.4%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                                      516           516
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                      155           155
  Parkland (USA) LLC
    1.02%, due 11/26/2003                                       52            52

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                       Transamerica Growth Opportunities 1

Transamerica Growth Opportunities

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                         Principal        Value
--------------------------------------------------------------------------------
Repurchase Agreements (2.7%) (c)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                                  $1,548         $1,548
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                                     516            516
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                                   1,703          1,703
  Morgan Stanley Dean Witter & Co
    1.48%, due 07/01/2003                                     929            929

                                                       Shares        Value
--------------------------------------------------------------------------------
Investment Companies (2.2%)
Money Market Funds (2.2%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                             1,496,420       $  1,496
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                               396,066            396
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.05%                             1,936,347          1,936
                                                                    ---------
Total Security Lending Collateral (cost: $13,743)                      13,743
                                                                    ---------
Total Investment Securities (cost: $138,056)                         $155,779
                                                                    =========
SUMMARY:
  Investment securities, at value                         89.2%      $155,779
  Other assets in excess of liabilities                   10.8%        18,878
                                                     ---------      ---------
  Net assets                                             100.0%      $174,657
                                                     =========      =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $13,173.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $4,768.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                      Transamerica Growth Opportunities 2

Transamerica Growth Opportunities

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $138,056)
     (including $13,173 of securities loaned)                         $ 155,779
  Cash                                                                   34,753
  Receivables:
     Interest                                                                11
     Dividends                                                               31
  Other                                                                      27
                                                                      ---------
                                                                        190,601
                                                                      ---------
Liabilities:
  Investment securities purchased                                         2,045
  Accounts payable and accrued liabilities:
     Management and advisory fees                                           126
  Payable for securities on loan                                         13,743
  Other                                                                      30
                                                                      ---------
                                                                         15,944
                                                                      ---------
Net Assets                                                            $ 174,657
                                                                      =========
Net Assets Consist of:
  Capital stock, 50,000 shares authorized ($.01 par value)            $     165
  Additional paid-in capital                                            161,578
  Accumulated net investment income (loss)                                 (318)
  Accumulated net realized gain (loss) from
     investment securities                                               (4,491)
  Net unrealized appreciation (depreciation) on
     investment securities                                               17,723
                                                                      ---------
Net Assets                                                            $ 174,657
                                                                      =========
Shares Outstanding:
  Initial Class                                                          16,454
  Service Class                                                              14
Net Asset Value and Offering Price Per Share:
  Initial Class                                                       $   10.61
  Service Class                                                           10.60

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                             $     53
  Dividends                                                                 239
  Income from loaned securities-net                                           6
                                                                       --------
                                                                            298
                                                                       --------
Expenses:
  Management and advisory fees                                              575
  Transfer agent fees                                                         1
  Printing and shareholder reports                                           11
  Custody fees                                                                9
  Administration fees                                                        12
  Auditing and accounting fees                                                5
  Directors fees                                                              2
  Other fees                                                                  1
                                                                       --------
  Total expenses                                                            616
                                                                       --------
Net Investment Income (Loss)                                               (318)
                                                                       --------
Net Realized and Unrealized Gain (Loss):
  Realized gain (loss) from investment securities                        (2,695)
  Increase (decrease) in unrealized appreciation
     (depreciation) on investment securities                             20,232
                                                                       --------
Net Gain (Loss) on Investment Securities                                 17,537
                                                                       --------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                      $ 17,219
                                                                       ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                       Transamerica Growth Opportunities 3

Transamerica Growth Opportunities

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                      June 30,
                                                        2003        December 31,
                                                     (unaudited)         2002
--------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                        $    (318)      $    (154)
  Net realized gain (loss) from
     investment securities                               (2,695)         (1,768)
  Net unrealized appreciation
     (depreciation) on investment
     securities                                          20,232          (3,105)
                                                     ----------         -------
                                                         17,219          (5,027)
                                                     ----------         -------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                     ----------         -------
                                                             --              --
                                                     ----------         -------
  From net realized gains:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                     ----------         -------
                                                             --              --
                                                     ----------         -------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                       69,002         101,649
     Service Class                                          143              --
                                                     ----------         -------
                                                         69,145         101,649
                                                     ----------         -------
  Dividends and distributions reinvested:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                     ----------         -------
                                                             --              --
                                                     ----------         -------
  Cost of shares redeemed:
     Initial Class                                       (7,320)         (6,590)
     Service Class                                           --              --
                                                     ----------         -------
                                                         (7,320)         (6,590)
                                                     ----------         -------
                                                         61,825          95,059
                                                     ----------         -------
Net increase (decrease) in net assets                    79,044          90,032
                                                     ----------         -------
Net Assets:
  Beginning of period                                    95,613           5,581
                                                     ----------         -------
  End of period                                       $ 174,657       $  95,613
                                                     ==========         =======
Accumulated Net Investment
  Income (Loss)                                       $    (318)      $      --
                                                     ==========         =======
Share Activity:
  Shares issued:
     Initial Class                                        7,243          10,133
     Service Class                                           14              --
                                                     ----------         -------
                                                          7,257          10,133
                                                     ----------         -------
  Shares issued-reinvested from distributions:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                     ----------         -------
                                                             --              --
                                                     ----------         -------
  Shares redeemed:
     Initial Class                                         (772)           (649)
     Service Class                                           --              --
                                                     ----------         -------
                                                           (772)           (649)
                                                     ----------         -------
Net increase (decrease) in shares
  outstanding                                             6,485           9,484
                                                     ==========         =======

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                      Transamerica Growth Opportunities 4

Transamerica Growth Opportunities

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
--------------------------------------------------------------------------------------
Initial Class   06/30/2003     $  9.58     $   (0.02)        $   1.05       $   1.03
                12/31/2002       11.18         (0.05)           (1.55)         (1.60)
                12/31/2001       10.00         (0.01)            1.19           1.18
--------------------------------------------------------------------------------------
Service Class   06/30/2003        9.87         (0.01)            0.74           0.73
--------------------------------------------------------------------------------------

                 For a share outstanding throughout each period (a)
                ----------------------------------------------------
                             Distributions
                ---------------------------------------
                                                          Net Asset
                  From Net    From Net                     Value,
                 Investment   Realized       Total           End
                   Income       Gains    Distributions    of Period
--------------------------------------------------------------------
Initial Class        $--         $--          $--        $   10.61
                      --          --           --             9.58
                      --          --           --            11.18
--------------------------------------------------------------------
Service Class         --          --           --            10.60
--------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
-------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           10.75%        $ 174,508        0.91%        0.91%           (0.47)%          15%
                12/31/2002          (14.31)           95,613        1.12         1.12            (0.49)           14
                12/31/2001           11.80             5,581        1.20         5.89            (0.47)            4
-------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            7.40               149        1.20         1.20            (0.87)           15
-------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-May 2, 2001
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                      Transamerica Growth Opportunities 5

Transamerica Growth Opportunities

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Growth Opportunities ("the Fund"), part of ATSF, began operations as Small Company Portfolio, a part of the Transamerica Variable Insurance Fund, Inc. on May 2, 2001. The fund became a part of ATSF on May 1, 2002.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Direct Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the payment of operating expenses that would otherwise be borne by the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions during the six-months ended June 30, 2003, of $7 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are to be included in Investment securities at value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required at all times to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                       Transamerica Growth Opportunities 6

Transamerica Growth Opportunities

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation. Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.85% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.20% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $5. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                    $55,069
  U.S. Government                                                             --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                     16,706
  U.S. Government                                                             --

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                       Transamerica Growth Opportunities 7

Transamerica Growth Opportunities

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

         Capital Loss
         Carryforward                                  Available through
        --------------                                ------------------
         $        25                                  December 31, 2009
               1,735                                  December 31, 2010

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002 of $35 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                $ 138,056
                                                                       ========
Unrealized Appreciation                                               $  18,889
Unrealized (Depreciation)                                                (1,166)
                                                                       --------
Net Unrealized Appreciation (Depreciation)                            $  17,723
                                                                       ========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                       Transamerica Growth Opportunities 8

Transamerica Money Market

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

                                                           Principal      Value
--------------------------------------------------------------------------------
SHORT-TERM U.S. GOVERNMENT
  OBLIGATIONS (4.2%)
  Fannie Mae
    1.22%, due 07/23/2003                                   $ 1,600      $ 1,599
    1.23%, due 07/30/2003                                     5,000        4,995
    1.15%, due 08/06/2003                                    10,000        9,988
    1.23%, due 08/20/2003                                     5,500        5,491
    1.19%, due 08/27/2003                                     6,000        5,989
    1.17%, due 08/27/2003                                     5,000        4,991
  Federal Home Loan Bank
    1.16%, due 08/29/2003                                     5,000        4,990
  Freddie Mac
    1.19%, due 07/10/2003                                     2,800        2,799
                                                                         -------
Total Short-Term U.S. Government Obligations (cost: $40,842)              40,842
                                                                         -------
COMMERCIAL PAPER (86.4%)
Asset-Backed (10.6%)
  Asset Securitization Cooperative
    Corporation-144A
    1.22%, due 07/11/2003                                     6,675        6,673
    1.24%, due 07/11/2003                                     3,800        3,799
    1.22%, due 07/18/2003                                    10,000        9,994
    1.21%, due 07/25/2003                                    10,300       10,292
    0.87%, due 08/18/2003                                     8,500        8,490
    1.05%, due 08/25/2003                                     5,450        5,441
  Ciesco LP
    1.10%, due 07/24/2003                                     9,000        8,994
    0.90%, due 07/30/2003                                     5,300        5,296
    0.90%, due 08/06/2003                                     8,500        8,492
  Corporate Asset Funding Co., Inc.-144A
    1.21%, due 07/01/2003                                     8,000        8,000
    1.22%, due 07/03/2003                                    10,000        9,999
    1.21%, due 07/28/2003                                     3,000        2,997
    1.22%, due 09/15/2003                                     4,000        3,990
  Delaware Funding Corporation-144A
    1.05%, due 08/07/2003                                    10,000        9,989
Beverages (5.0%)
  Coca-Cola Company (The)
    1.18%, due 08/01/2003                                     9,500        9,490
    1.17%, due 08/04/2003                                     2,400        2,397
    1.17%, due 08/05/2003                                    10,000        9,989
    1.17%, due 08/07/2003                                     8,000        7,990
    1.17%, due 08/12/2003                                    10,000        9,986
    1.18%, due 08/22/2003                                     5,000        4,991
    1.16%, due 09/05/2003                                     4,000        3,991
Business Credit Institutions (4.8%)
  Caterpillar Financial Services Corporation
    1.20%, due 07/01/2003                                     1,900        1,900
    1.19%, due 07/08/2003                                    10,000        9,998
    1.19%, due 07/10/2003                                     5,000        4,999
    1.20%, due 07/30/2003                                     4,620        4,616
    1.26%, due 08/22/2003                                     5,000        4,991
    1.19%, due 09/02/2003                                    10,000        9,979
    1.15%, due 09/08/2003                                    10,500       10,476
Chemicals & Allied Products (4.9%)
  du Pont (E.I.) de Nemours and Company
    1.20%, due 07/16/2003                                     3,400        3,398
    1.20%, due 07/22/2003                                     4,000        3,997
    1.01%, due 08/11/2003                                     1,500        1,498
    1.17%, due 08/14/2003                                     9,000        8,987
    1.18%, due 08/21/2003                                    12,000       11,980
    1.00%, due 09/10/2003                                     4,000        3,992
    0.87%, due 09/29/2003                                     5,600        5,588
    0.94%, due 09/30/2003                                     8,000        7,981
Commercial Banks (13.8%)
  Abbey National North America LLC
    1.22%, due 07/02/2003                                     7,000        7,000
    1.19%, due 07/11/2003                                     5,900        5,898
    1.17%, due 07/31/2003                                     2,500        2,498
    1.09%, due 08/13/2003                                     6,000        5,992
    1.18%, due 08/19/2003                                    10,000        9,984
    1.14%, due 08/26/2003                                     6,300        6,289
  Toronto Dominion Holdings (USA), Inc.
    1.17%, due 07/07/2003                                     4,700        4,699
    1.23%, due 08/11/2003                                     4,000        3,994
    1.23%, due 08/12/2003                                     3,000        2,996
    1.18%, due 08/19/2003                                     6,300        6,290
    1.17%, due 08/20/2003                                     9,350        9,335
    1.18%, due 08/25/2003                                    11,100       11,080
    1.19%, due 09/11/2003                                    10,650       10,625
  UBS Finance (Delaware) LLC
    1.19%, due 07/07/2003                                    10,000        9,998
    1.18%, due 07/09/2003                                     2,750        2,749
    1.18%, due 07/24/2003                                    10,000        9,992
    1.21%, due 08/01/2003                                     5,600        5,594
    1.17%, due 08/15/2003                                     8,000        7,988
    1.04%, due 09/04/2003                                    10,600       10,579
Computer & Office Equipment (4.8%)
  International Business Machines
    Corporation
    1.20%, due 08/13/2003                                     5,800        5,792
    1.25%, due 09/04/2003                                     6,000        5,986
    1.25%, due 09/08/2003                                     5,000        4,988
    1.25%, due 09/09/2003                                     5,200        5,187
    0.88%, due 10/14/2003                                     8,500        8,478
    0.86%, due 10/20/2003                                     8,500        8,477
    0.88%, due 10/27/2003                                     7,200        7,179

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           Transamerica Money Market 1

Transamerica Money Market

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

                                                       Principal          Value
--------------------------------------------------------------------------------
Food & Kindred Products (2.0%)
  Unilever Capital Corporation-144A
    1.20%, due 07/01/2003                               $  4,300        $  4,300
    0.97%, due 07/31/2003                                 10,000           9,992
    0.98%, due 08/21/2003                                  5,000           4,993
Insurance (1.5%)
  USAA Capital Corporation
    0.90%, due 07/02/2003                                  5,000           5,000
    1.17%, due 08/12/2003                                 10,000           9,986
Life Insurance (4.8%)
  AIG Funding, Inc.
    1.18%, due 07/31/2003                                  4,500           4,496
    1.18%, due 08/04/2003                                  9,000           8,990
    1.00%, due 08/18/2003                                  1,700           1,698
    1.17%, due 08/28/2003                                 10,000           9,981
    1.18%, due 08/29/2003                                 10,000           9,981
    0.88%, due 09/03/2003                                  5,800           5,791
    0.88%, due 10/28/2003                                  6,000           5,983
Paper & Allied Products (0.6%)
  Minnesota Mining & Manufacturing Company
    1.18%, due 08/18/2003                                  5,840           5,831
Personal Credit Institutions (14.8%)
  American Honda Finance Corporation
    1.18%, due 07/08/2003                                  8,500           8,498
    1.20%, due 07/16/2003                                 11,000          10,995
    1.22%, due 07/21/2003                                  5,000           4,997
    1.21%, due 07/28/2003                                  1,500           1,499
    1.22%, due 07/29/2003                                 10,000           9,991
    1.22%, due 08/05/2003                                  4,500           4,495
    1.20%, due 08/08/2003                                  8,000           7,990
  General Electric Capital Corporation
    1.27%, due 07/28/2003                                  5,500           5,495
    1.22%, due 08/04/2003                                  1,650           1,648
    1.21%, due 08/13/2003                                 12,000          11,983
    1.25%, due 08/26/2003                                  5,000           4,990
    1.23%, due 09/10/2003                                  5,000           4,988
    1.25%, due 09/17/2003                                  6,100           6,083
    1.20%, due 09/24/2003                                  4,700           4,687
    0.92%, due 09/25/2003                                  5,000           4,989
  Toyota Motor Credit Corporation-144A
    1.23%, due 07/09/2003                                 12,400          12,397
    1.20%, due 07/15/2003                                  2,700           2,699
    1.19%, due 07/16/2003                                  6,500           6,497
    1.20%, due 07/18/2003                                  8,500           8,495
    1.22%, due 07/21/2003                                  7,000           6,995
    1.17%, due 09/03/2003                                  6,000           5,988
    1.06%, due 09/05/2003                                  5,800           5,789
Pharmaceuticals (6.0%)
  Merck & Co., Inc.
    1.21%, due 07/14/2003                                  4,100           4,098
    1.19%, due 07/15/2003                                 10,600          10,595
    1.05%, due 09/12/2003                                 10,000           9,979
  Pfizer Inc.-144A
    1.20%, due 07/14/2003                                  7,000           6,997
    1.19%, due 07/14/2003                                  5,000           4,998
    0.90%, due 08/15/2003                                 10,000           9,989
    1.01%, due 12/09/2003                                 12,000          11,946
Public Administration (5.1%)
  Canadian Wheat Board
    1.16%, due 07/02/2003                                  4,400           4,400
    1.17%, due 07/17/2003                                 12,339          12,333
    1.25%, due 08/14/2003                                  4,600           4,593
    1.26%, due 08/21/2003                                  2,100           2,096
    1.16%, due 08/22/2003                                 10,000           9,983
    0.95%, due 09/17/2003                                  6,800           6,786
    0.92%, due 09/19/2003                                  4,000           3,992
  Province of Quebec
    1.16%, due 07/03/2003                                  4,500           4,500
    1.21%, due 07/09/2003                                  1,000           1,000
Security & Commodity Brokers (7.7%)
  Goldman Sachs Group, Inc. (The)
    1.26%, due 07/07/2003                                  4,000           3,999
    1.23%, due 07/08/2003                                  1,800           1,800
    1.26%, due 08/18/2003                                  4,800           4,792
    1.26%, due 08/19/2003                                  6,300           6,289
    1.26%, due 08/20/2003                                  5,200           5,191
    1.26%, due 08/21/2003                                  3,800           3,793
    1.26%, due 08/22/2003                                  2,000           1,996
    1.18%, due 10/01/2003                                  5,000           4,985
    0.96%, due 11/20/2003                                  5,100           5,081
    0.95%, due 11/21/2003                                  8,700           8,667
    1.04%, due 01/05/2004                                    500             497
  Merrill Lynch & Co., Inc.
    1.12%, due 07/23/2003                                 12,600          12,591
    1.08%, due 08/14/2003                                  8,000           7,989
    1.06%, due 08/21/2003                                  6,800           6,790
                                                                        --------
Total Commercial Paper (cost: $837,282)                                  837,282
                                                                        --------
CERTIFICATES OF DEPOSITS (9.4%)
  Abbey National North America LLC
    1.17%, due 08/11/2003                                 10,000          10,000

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           Transamerica Money Market 2

Transamerica Money Market

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

                                                      Principal          Value
--------------------------------------------------------------------------------
  Canadian Imperial Bank of Commerce
    1.24%, due 08/05/2003                             $   6,000       $   6,000
    1.19%, due 08/08/2003                                10,500          10,500
    1.18%, due 08/15/2003                                 4,300           4,300
    1.26%, due 08/25/2003                                 5,000           5,000
    1.24%, due 08/27/2003                                 6,200           6,200
    1.19%, due 09/05/2003                                 8,150           8,150
    1.03%, due 09/23/2003                                 7,000           7,000
  Wells Fargo Bank, NA
    1.23%, due 07/10/2003                                 8,700           8,700
    1.22%, due 07/22/2003                                 9,500           9,500
    1.21%, due 08/19/2003                                10,000          10,000
    1.03%, due 08/29/2003                                 6,100           6,100
                                                                      ---------
Total Certificates of Deposits (cost: $91,450)                           91,450
                                                                      ---------
Total Investment Securities (cost: $969,574)                          $ 969,574
                                                                      =========
SUMMARY:
  Investment securities, at value                         100.0%      $ 969,574
  Liabilities in excess of other assets                     0.0%           (445)
                                                      ---------       ---------
  Net assets                                              100.0%      $ 969,129
                                                      =========       =========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           Transamerica Money Market 3

Transamerica Money Market

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $969,574)                      $969,574
  Cash                                                                       347
  Receivables:
     Interest                                                                186
                                                                        --------
                                                                         970,107
                                                                        --------
Liabilities:
  Accounts payable and accrued liabilities:
     Management and advisory fees                                            288
     Dividends to shareholders                                               670
  Other                                                                       20
                                                                        --------
                                                                             978
                                                                        --------
Net Assets                                                              $969,129
                                                                        ========
Net Assets Consist of:
  Capital stock, 2,200,000 shares authorized
     ($.01 par value)                                                   $  9,691
  Additional paid-in capital                                             959,438
                                                                        --------
Net Assets                                                              $969,129
                                                                        ========
Shares Outstanding:
  Initial Class                                                          967,892
  Service Class                                                            1,237
Net Asset Value and Offering Price Per Share:
  Initial Class                                                         $   1.00
  Service Class                                                             1.00

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                                $4,688
                                                                          ------
Expenses:
  Management and advisory fees                                             1,306
  Transfer agent fees                                                          1
  Printing and shareholder reports                                            28
  Custody fees                                                                36
  Administration fees                                                         12
  Legal fees                                                                   3
  Auditing and accounting fees                                                 5
  Directors fees                                                              12
  Other                                                                        8
                                                                          ------
  Total expenses                                                           1,411
                                                                          ------
Net Investment Income (Loss)                                               3,277
                                                                          ------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                         $3,277
                                                                          ======

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           Transamerica Money Market 4

Transamerica Money Market

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                      June 30,
                                                        2003        December 31,
                                                     (unaudited)        2002
                                                   ---------------  ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                        $   3,277       $   7,464
                                                      ---------       ---------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                       (3,277)         (7,464)
     Service Class                                           --              --
                                                      ---------       ---------
                                                         (3,277)         (7,464)
                                                      ---------       ---------
  From net realized gains:
     Initial Class                                           --              --
     Services Class                                          --              --
                                                      ---------       ---------
                                                             --              --
                                                      ---------       ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                      656,015         956,417
     Service Class                                        1,358              --
                                                      ---------       ---------
                                                        657,373         956,417
                                                      ---------       ---------
  Proceeds from fund acquisition:
     Initial Class                                      409,670          25,864
     Service Class                                           --              --
                                                      ---------       ---------
                                                        409,670          25,864
                                                      ---------       ---------
  Dividends and distributions reinvested:
     Initial Class                                        3,277           7,464
     Service Class                                           --              --
                                                      ---------       ---------
                                                          3,277           7,464
                                                      ---------       ---------
  Cost of shares redeemed:
     Initial Class                                     (685,131)       (872,995)
     Service Class                                         (121)             --
                                                      ---------       ---------
                                                       (685,252)       (872,995)
                                                      ---------       ---------
                                                        385,068         116,750
                                                      ---------       ---------
Net increase (decrease) in net assets                   385,068         116,750
                                                      ---------       ---------
Net Assets:
  Beginning of period                                   584,061         467,311
                                                      ---------       ---------
  End of period                                       $ 969,129       $ 584,061
                                                      =========       =========
Undistributed Net Investment
  Income (Loss)                                       $      --       $      --
                                                      =========       =========
Share Activity:
  Shares issued:
     Initial Class                                      656,015         956,417
     Service Class                                        1,358              --
                                                      ---------       ---------
                                                        657,373         956,417
                                                      ---------       ---------
  Shares issued on fund acquisition:
     Initial Class                                      409,670          25,864
     Service Class                                           --              --
                                                      ---------       ---------
                                                        409,670          25,864
                                                      ---------       ---------
  Shares issued-reinvested from distributions:
     Initial Class                                        3,277           7,464
     Service Class                                           --              --
                                                      ---------       ---------
                                                          3,277           7,464
                                                      ---------       ---------
  Shares redeemed:
     Initial Class                                     (685,131)       (872,995)
     Service Class                                         (121)             --
                                                      ---------       ---------
                                                       (685,252)       (872,995)
                                                      ---------       ---------
Net increase (decrease) in shares
  outstanding                                           385,068         116,750
                                                      =========       =========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           Transamerica Money Market 5

Transamerica Money Market

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
-------------------------------------------------------------------------------------
Initial Class   06/30/2003     $  1.00      $     --            $--         $     --
                12/31/2002        1.00           0.01            --              0.01
                12/31/2001        1.00           0.04            --              0.04
                12/31/2000        1.00           0.06            --              0.06
                12/31/1999        1.00           0.05            --              0.05
                12/31/1998        1.00           0.05            --              0.05
-------------------------------------------------------------------------------------
Service Class   06/30/2003        1.00            --             --               --
-------------------------------------------------------------------------------------

                For a share outstanding throughout each period (a)
                --------------------------------------------------
                             Distributions
                ---------------------------------------
                                                         Net Asset
                  From Net    From Net                    Value,
                 Investment   Realized       Total          End
                   Income       Gains    Distributions   of Period
------------------------------------------------------------------
Initial Class    $      --       $--       $      --     $   1.00
                     (0.01)       --           (0.01)        1.00
                     (0.04)       --           (0.04)        1.00
                     (0.06)       --           (0.06)        1.00
                     (0.05)       --           (0.05)        1.00
                     (0.05)       --           (0.05)        1.00
------------------------------------------------------------------
Service Class           --        --              --         1.00
------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           0.44%         $ 967,892        0.38%        0.38%            0.88%       n/a
                12/31/2002           1.44            584,061        0.41         0.41             1.42        n/a
                12/31/2001           4.01            467,311        0.44         0.44             3.70        n/a
                12/31/2000           6.15            319,945        0.44         0.44             5.97        n/a
                12/31/1999           4.63            429,811        0.44         0.44             4.81        n/a
                12/31/1998           5.26            169,731        0.46         0.46             5.24        n/a
------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003           0.06              1,237        0.69         0.69             0.68        n/a
------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-October 2, 1986
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           Transamerica Money Market 6

Transamerica Money Market

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Money Market ("the Fund"), part of ATSF, began operations on October 2, 1986.

On May 1, 2002, the Fund acquired all the net assets of Money Market Portfolio from the Transamerica Variable Insurance Fund, Inc. pursuant to a plan of reorganization approved by shareholders of Money Market Portfolio on April 17, 2002. The acquisition was accomplished by a tax-free exchange of 25,864 shares of the Fund for the 25,864 shares of Money Market Portfolio outstanding on April 30, 2002. Money Market Portfolio's net assets at that date ($25,864) were combined with those of the Fund, resulting in combined net assets of $457,787.

On May 1, 2003, the Fund acquired all the net assets of Van Kampen Money Market pursuant to a plan of reorganization approved by shareholders of Van Kampen Money Market on April 16, 2003. The acquisition was accomplished by a tax-free exchange of 409,670 shares of the Fund for the 409,670 shares of Van Kampen Money Market outstanding on April 30, 2003. Van Kampen Money Market's net assets at that date ($409,670) were combined with those of the Fund, resulting in combined net assets of $1,018,178.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: As permitted under Rule 2a-7 of the 1940 Act, the securities held by the Fund are valued on the basis of amortized cost, which approximates value.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.35% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the annual limit of 0.70% through April 30, 2003. Subsequent to May 1, 2003, the operating expense limit was reduced to 0.57%. The composite expense fee for the six-months ended June 30, 2003, was 0.66%.

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           Transamerica Money Market 7

Transamerica Money Market

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

In order to maintain a positive yield to shareholders, the Fund has waived a portion of the 12b-1 fees for all classes. The amount waived for the six-months ended June 30, 2003, was $102.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $27. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                  $969,574
                                                                        ========
Unrealized Appreciation                                                 $     --
Unrealized (Depreciation)                                                     --
                                                                        --------
Net Unrealized Appreciation (Depreciation)                              $     --
                                                                        ========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          Transamerica Money Market 8

                     AEGON/TRANSAMERICA SERIES FUND, INC.

                   RESULTS OF SHAREHOLDER PROXY (unaudited)

Section 270.30d-1 under the Investment Company Act of 1940, as amended, titled, "Reports to Stockholders of Management Companies," requires regulated investment companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, AEGON/Transamerica Series Fund, Inc. solicited a vote by the shareholders for:

At a special meeting of shareholders held on April 16,2003, the results of the Proposal were as follows:

Van Kampen Money Market

Proposal 1: Approval of an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of Van Kampen Money Market (the "Acquired Fund") by Transamerica Money Market (the "Acquiring Fund") solely in exchange for shares of Acquiring Fund, followed by the complete liquidation of Acquired Fund.

               For         Against     Abstentions/Broker Non-Votes
          -------------   ---------   -----------------------------
             90.56%         3.07%                 6.37%

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          Transamerica Money Market 9

Transamerica U.S. Government Securities

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                              Principal       Value
------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (53.7%)
  U.S. Treasury Bond
    4.38%, due 08/15/2012 (a)                                 $  7,000      $  7,506
    5.38%, due 02/15/2031 (a)                                   34,100        38,398
  U.S. Treasury Note
    2.13%, due 10/31/2004                                        6,500         6,587
    1.63%, due 01/31/2005                                        9,000         9,062
    1.63%, due 03/31/2005 (a)                                   45,000        45,309
    3.50%, due 11/15/2006                                       25,000        26,353
    4.38%, due 05/15/2007 (a)                                   19,000        20,642
    3.25%, due 08/15/2007 (a)                                   12,000        12,524
    3.00%, due 02/15/2008 (a)                                   10,000        10,290
    2.63%, due 05/15/2008 (a)                                    8,000         8,073
                                                                            --------
Total U.S. Government Obligations (cost: $178,429)                           184,744
                                                                            --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (26.7%)
  Fannie Mae
    2.38%, due 03/17/2006                                       10,000        10,092
    4.25%, due 07/15/2007 (a)                                   10,000        10,761
    4.75%, due 01/02/2007                                       10,000        10,797
    5.25%, due 08/01/2012                                       10,000        10,807
  Fannie Mae-Conventional Pool
    6.00%, due 10/01/2032                                        3,947         4,103
  Freddie Mac-Gold Pool
    6.50%, due 11/01/2031                                        6,616         6,885
    6.00%, due 02/01/2032                                        6,366         6,600
    6.00%, due 11/01/2032                                        3,975         4,121
  Ginnie Mae-FHA/VA Pool
    6.50%, due 11/15/2028                                       13,608        14,310
    6.00%, due 10/15/2032                                        4,171         4,374
    6.00%, due 10/15/2032                                        4,433         4,648
    6.00%, due 11/15/2032                                        4,166         4,369
                                                                            --------
Total U.S. Government Agency Obligations (cost: $89,723)                      91,867
                                                                            --------

CORPORATE DEBT SECURITIES (17.8%)
Business Services (1.0%)
  Clear Channel Communications, Inc.
    7.88%, due 06/15/2005                                        3,000         3,302
Commercial Banks (3.1%)
  Morgan Chase & Co. (J.P.)
    5.75%, due 01/02/2013                                        5,000         5,466
  RBS Capital Trust I (c)
    4.71%, due 12/31/2049                                        5,000         5,004
Department Stores (0.4%)
  J.C. Penney Company, Inc.
    8.00%, due 03/01/2010                                        1,400         1,467
Electric Services (3.7%)
  CenterPoint Energy Resources Corp.-144A
    7.88%, due 04/01/2013                                        2,500         2,876
  Commonwealth Edison Company
    4.70%, due 04/15/2015                                        1,250         1,287
  FirstEnergy Corp
    7.38%, due 11/15/2031                                        5,000         5,600
  TXU Energy Company LLC-144A
    7.00%, due 03/15/2013                                        2,500         2,767
Electronic & Other Electric Equipment (1.5%)
  General Electric Company
    5.00%, due 02/01/2013                                        5,000         5,281
Insurance (0.4%)
  ACE Capital Trust II
    9.70%, due 04/01/2030                                        1,000         1,348
Lumber & Wood Products (0.8%)
  Weyerhaeuser Company
    7.38%, due 03/15/2032                                        2,500         2,874
Motion Pictures (1.7%)
  AOL Time Warner Inc.
    7.63%, due 04/15/2031                                        5,000         5,771
Paperboard Containers & Boxes (0.4%)
  Norampac Inc.-144A
    6.75%, due 06/01/2013                                        1,350         1,418
Personal Credit Institutions (0.7%)
  General Motors Acceptance Corporation
    7.00%, due 02/01/2012                                        2,500         2,515
Petroleum Refining (1.8%)
  Conoco Funding Company
    7.25%, due 10/15/2031                                        5,000         6,281
Telecommunications (2.3%)
  Sprint Capital Corporation
    7.90%, due 03/15/2005                                        2,000         2,169
  Tritel PCS, Inc. (d)
    0.00%, due 05/15/2009                                          500           520
  Verizon Global Funding Corp.
    4.00%, due 01/15/2008                                        5,000         5,220
                                                                            --------
Total Corporate Debt Securities (cost: $57,643)                               61,166
                                                                            --------
SECURITY LENDING COLLATERAL (29.8%)
Debt (21.5%)
Bank Notes (0.6%)
  National Bank of Commerce
    1.02%, due 10/21/2003                                        1,923         1,923
Commercial Paper (0.2%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                          766           766

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                    Transamerica U.S. Government Securities 1

Transamerica U.S. Government Securities

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                         Principal        Value
--------------------------------------------------------------------------------
Euro Dollar Overnight (0.2%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                 $   769        $   769
Euro Dollar Terms (7.6%)
  Bank of Montreal
    1.08%, due 07/02/2003                                   1,538          1,538
    1.15%, due 07/09/2003                                     442            442
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                                   3,845          3,845
  BNP Paribas SA
    1.03%, due 07/21/2003                                   4,614          4,614
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                                   1,923          1,923
    1.23%, due 07/07/2003                                   4,999          4,999
  Danske Bank A/S
    1.04%, due 07/28/2003                                   3,845          3,845
  Royal Bank of Canada
    1.03%, due 07/07/2003                                   1,923          1,923
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                                   3,076          3,076
Master Notes (1.1%)
  Morgan Stanley Dean Witter & Co
    1.43%, due 09/26/2003                                   3,845          3,845
Medium Term Notes (1.6%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                                   3,845          3,845
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                   1,154          1,154
  Parkland (USA) LLC
    1.02%, due 11/26/2003                                     385            385
Repurchase Agreements (10.2%) (b)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                                  11,533         11,533
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                                   3,845          3,845
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                                  12,687         12,687
  Morgan Stanley Dean Witter & Co
    1.48%, due 07/01/2003                                   6,921          6,921

                                                     Shares            Value
--------------------------------------------------------------------------------
Investment Companies (8.3%)
Money Market Funds (8.3%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                            11,150,539        $  11,151
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                             2,951,278            2,951
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.05%                            14,428,644           14,429
                                                                      ---------
Total Security Lending Collateral (cost: $102,409)                      102,409
                                                                      ---------
Total Investment Securities (cost: $428,204)                          $ 440,186
                                                                      =========
SUMMARY:
  Investment securities, at value                        128.0%       $ 440,186
  Liabilities in excess of other assets                  (28.0)%        (96,416)
                                                    ----------        ---------
  Net assets                                             100.0%       $ 343,770
                                                    ==========        =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $99,619.

(b) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $35,526.

(c)   Floating rate note. Rate is listed as of June 30, 2003.

(d) Security is stepbond. Tritel PCS has a coupon rate of 0.00% until 05/01/2004, thereafter the coupon rate will be 12.75%.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                    Transamerica U.S. Government Securities 2

Transamerica U.S. Government Securities

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $428,204)
     (including $99,619 of securities loaned)                         $ 440,186
  Cash                                                                      862
  Receivables:
     Investment securities sold                                           2,295
     Interest                                                             3,519
  Other                                                                     215
                                                                      ---------
                                                                        447,077
                                                                      ---------
Liabilities:
  Investment securities purchased                                           521
  Accounts payable and accrued liabilities:
     Management and advisory fees                                           196
  Payable for securities on loan                                        102,409
  Other                                                                     181
                                                                      ---------
                                                                        103,307
                                                                      ---------
Net Assets                                                            $ 343,770
                                                                      =========
Net Assets Consist of:
  Capital stock, 50,000 shares authorized ($.01 par value)            $     269
  Additional paid-in capital                                            319,529
  Undistributed net investment income (loss)                             12,129
  Accumulated net realized gain (loss) from investment
     securities                                                            (139)
  Net unrealized appreciation (depreciation) on
     investment securities                                               11,982
                                                                      ---------
Net Assets                                                            $ 343,770
                                                                      =========
Shares Outstanding:
  Initial Class                                                          26,832
  Service Class                                                              26
Net Asset Value and Offering Price Per Share:
  Initial Class                                                       $   12.80
  Service Class                                                           12.79

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                               $ 6,654
  Income from loaned securities-net                                          107
                                                                         -------
                                                                           6,761
                                                                         -------
Expenses:
  Management and advisory fees                                             1,076
  Transfer agent fees                                                          1
  Printing and shareholder reports                                            12
  Custody fees                                                                18
  Administration fees                                                         12
  Legal fees                                                                   2
  Auditing and accounting fees                                                 4
  Directors fees                                                               6
  Other fees                                                                   5
                                                                         -------
  Total expenses                                                           1,136
                                                                         -------
Net Investment Income (Loss)                                               5,625
                                                                         -------
Net Realized and Unrealized Gain (Loss):
  Realized gain (loss) from investment securities                          1,571
  Increase (decrease) in unrealized appreciation
     (depreciation) on investment securities                               5,855
                                                                         -------
Net Gain (Loss) on Investment Securities                                   7,426
                                                                         -------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                        $13,051
                                                                         =======

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                    Transamerica U.S. Government Securities 3

Transamerica U.S. Government Securities

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                       June 30,
                                                         2003       December 31,
                                                      (unaudited)       2002
--------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                        $   5,625       $   6,504
  Net realized gain (loss) from
     investment securities                                1,571             515
  Net unrealized appreciation
     (depreciation) on investment
     securities                                           5,855           5,636
                                                      ---------       ---------
                                                         13,051          12,655
                                                      ---------       ---------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --          (4,291)
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --          (4,291)
                                                      ---------       ---------
  From net realized gains:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                      ---------       ---------
                                                      ---------       ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                       87,528         189,400
     Service Class                                          336              --
                                                      ---------       ---------
                                                         87,864         189,400
                                                      ---------       ---------
  Dividends and distributions reinvested:
     Initial Class                                           --           4,291
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --           4,291
                                                      ---------       ---------
  Cost of shares redeemed:
     Initial Class                                      (41,714)        (38,361)
     Service Class                                           --              --
                                                      ---------       ---------
                                                        (41,714)        (38,361)
                                                      ---------       ---------
                                                         46,150         155,330
                                                      ---------       ---------
Net increase (decrease) in net assets                    59,201         163,694
                                                      ---------       ---------
Net Assets:
  Beginning of period                                   284,569         120,875
                                                      ---------       ---------
  End of period                                       $ 343,770       $ 284,569
                                                      =========       =========
Undistributed Net Investment
  Income (Loss)                                       $  12,129       $   6,504
                                                      =========       =========
Share Activity:
  Shares issued:
     Initial Class                                        7,047          15,767
     Service Class                                           26              --
                                                      ---------       ---------
                                                          7,073          15,767
                                                      ---------       ---------
  Shares issued-reinvested from distributions:
     Initial Class                                           --             363
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --             363
                                                      ---------       ---------
  Shares redeemed:
     Initial Class                                       (3,305)         (3,207)
     Service Class                                           --              --
                                                      ---------       ---------
                                                         (3,305)         (3,207)
                                                      ---------       ---------
Net increase (decrease) in shares
  outstanding                                             3,768          12,923
                                                      =========       =========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                    Transamerica U.S. Government Securities 4

Transamerica U.S. Government Securities

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
--------------------------------------------------------------------------------------
Initial Class   06/30/2003    $  12.32      $   0.21         $   0.27       $   0.48
                12/31/2002       11.89          0.42             0.26           0.68
                12/31/2001       11.88          0.36             0.23           0.59
                12/31/2000       11.53          0.74             0.36           1.10
                12/31/1999       12.32          0.62            (0.73)         (0.11)
                12/31/1998       11.87          0.40             0.46           0.86
--------------------------------------------------------------------------------------
Service Class   06/30/2003       12.58          0.07             0.14           0.21
--------------------------------------------------------------------------------------

                 For a share outstanding throughout each period (a)
                -----------------------------------------------------
                             Distributions
                ----------------------------------------
                                                           Net Asset
                  From Net     From Net                     Value,
                 Investment    Realized       Total           End
                   Income       Gains     Distributions    of Period
--------------------------------------------------------------------
Initial Class    $      --    $      --     $      --     $   12.80
                     (0.25)          --         (0.25)        12.32
                     (0.58)          --         (0.58)        11.89
                     (0.75)          --         (0.75)        11.88
                     (0.46)       (0.22)        (0.68)        11.53
                     (0.41)          --         (0.41)        12.32
-------------------------------------------------------------------
Service Class           --           --            --         12.79
-------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           3.90%         $ 343,434        0.69%        0.69%            3.39%            75%
                12/31/2002           5.81            284,569        0.71         0.71             3.50            379
                12/31/2001           5.10            120,875        0.75         0.79             4.64            760
                12/31/2000          10.16             75,182        0.74         0.76             5.38          1,109
                12/31/1999          (0.87)            83,777        0.73         0.77             5.52            596
                12/31/1998           7.38             82,889        0.72         0.73             5.21            615
------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003           1.67                336        1.01         1.01             3.30             75
------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-May 13, 1994
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fee paid indirectly. For the year ended December 31, 2001, and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                   Transamerica U.S. Government Securities 5

Transamerica U.S. Government Securities

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica U.S. Government Securities ("the Fund"), part of ATSF, began operations as Dreyfus U.S. Government Securities Portfolio, a part of the Endeavor Series Trust on May 13, 1994. The Fund became part of ATSF on May 1, 2002.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at market value in the Statement of Assets and Liabilities and remain in the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                    Transamerica U.S. Government Securities 6

Transamerica U.S. Government Securities

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation. Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.65% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit implemented on January 1, 2003:

    0.73% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $10. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                   $ 74,988
  U.S. Government                                                        227,685
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                     56,231
  U.S. Government                                                        186,457

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

        Capital Loss
        Carryforward                                   Available through
       --------------                                 ------------------
            $900                                      December 31, 2007

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                   Transamerica U.S. Government Securities 7

Transamerica U.S. Government Securities

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 4-(continued)

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002 of $810 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                $ 428,204
                                                                      =========
Unrealized Appreciation                                               $  12,096
Unrealized (Depreciation)                                                  (114)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $  11,982
                                                                      =========


AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                    Transamerica U.S. Government Securities 8

Transamerica Value Balanced

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                         Principal       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (8.0%)
  U.S. Treasury Bond
    3.88%, due 02/15/2013 (b)(d)                           $ 2,500      $ 2,573
    5.38%, due 02/15/2031 (b)(d)                             2,000        2,252
  U.S. Treasury Note
    3.00%, due 11/15/2007 (b)(d)                            13,500       13,925
    3.63%, due 05/15/2013                                      475          479
                                                                        -------
Total U.S. Government Obligations (cost: $18,667)                        19,229
                                                                        -------
U.S. GOVERNMENT AGENCY OBLIGATIONS (3.8%)
  Freddie Mac-Gold Pool (d)
    7.00%, due 10/01/2028                                    2,768        2,906
    6.50%, due 04/01/2029                                    2,884        3,004
  Ginnie Mae-FHA/VA Pool (d)
    6.50%, due 10/15/2027                                    3,003        3,164
                                                                        -------
Total U.S. Government Agency Obligations (cost: $9,125)                   9,074
                                                                        -------
CORPORATE DEBT SECURITIES (27.3%)
Amusement & Recreation Services (2.2%)
  Disney (Walt) Company (The)
    4.88%, due 07/02/2004                                    2,000        2,063
    5.62%, due 12/01/2008                                    1,000        1,076
  MGM MIRAGE
    6.75%, due 08/01/2007                                    2,000        2,130
Automotive (0.4%)
  General Motors Corporation
    7.70%, due 04/15/2016                                    1,000        1,011
Business Credit Institutions (1.8%)
  Deere (John) Capital Corporation
    3.90%, due 01/15/2008                                    2,000        2,078
  Textron Financial Corporation
    5.65%, due 03/26/2004                                    2,250        2,309
Business Services (0.5%)
  International Lease Finance Corporation
    5.63%, due 06/01/2007                                    1,000        1,088
Chemicals & Allied Products (1.3%)
  Dow Chemical Company (The)
    5.25%, due 05/14/2004                                    3,000        3,079
Commercial Banks (2.5%)
  Abbey National PLC
    7.35%, due 10/29/2049                                    2,000        2,275
  Bank One Corporation
    6.88%, due 08/01/2006                                    1,000        1,139
  CS First Boston-144A (f)
    7.90%, due 05/01/2007                                    2,000        2,272
  Wells Fargo & Company
    6.25%, due 04/15/2008                                      530          611
Computer & Office Equipment (0.9%)
  Hewlett-Packard Company
    5.50%, due 07/01/2007                                    2,000        2,211
Department Stores (0.6%)
  J.C. Penney Company, Inc.
    7.40%, due 04/01/2037                                    1,300        1,355
Electric Services (2.3%)
  CenterPoint Energy Resources
    Corp.-144A
    7.88%, due 04/01/2013                                      500          575
  Commonwealth Edison Company
    4.70%, due 04/15/2015                                    1,500        1,545
  FirstEnergy Corp.
    6.45%, due 11/15/2011                                    2,000        2,195
  TXU Energy Company LLC-144A
    7.00%, due 03/15/2013                                    1,000        1,107
Food & Kindred Products (0.5%)
  Sara Lee Corporation
    6.95%, due 10/09/2006                                    1,000        1,136
Health Services (0.9%)
  HCA Inc.
    7.13%, due 06/01/2006                                    2,000        2,174
Holding & Other Investment Offices (1.0%)
  EOP Operating Limited Partnership
    8.38%, due 03/15/2006                                    2,000        2,293
Insurance (2.0%)
  St. Paul Companies, Inc. (The)
    5.75%, due 03/15/2007                                    2,000        2,188
  WellPoint Health Networks Inc.
    6.38%, due 06/15/2006                                    2,400        2,691
Mortgage Bankers & Brokers (0.9%)
  Countrywide Home Loans, Inc.
    5.25%, due 06/15/2004                                    2,000        2,074
Motion Pictures (1.1%)
  AOL Time Warner Inc.
    9.13%, due 01/15/2013                                    2,000        2,562
Paperboard Containers & Boxes (0.2%)
  Norampac Inc.-144A
    6.75%, due 06/01/2013                                      500          525
Personal Credit Institutions (1.8%)
  General Electric Capital Corporation
    4.25%, due 01/15/2008                                    2,000        2,118
  General Motors Acceptance Corporation
    6.75%, due 01/15/2006                                    2,000        2,123
  Household Finance Corporation
    6.00%, due 05/01/2004                                      150          156

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          Transamerica Value Balanced 1

Transamerica Value Balanced

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                          Principal       Value
--------------------------------------------------------------------------------
Primary Metal Industries (0.2%)
  Texas Industries, Inc.-144A
    10.25%, due 06/15/2011                                 $   500       $   523
Printing & Publishing (1.0%)
  News Corporation Limited (The)
    7.75%, due 12/01/2045                                    2,000         2,379
Radio & Television Broadcasting (1.0%)
  USA Interactive
    7.00%, due 01/15/2013                                    2,000         2,304
Restaurants (0.5%)
  YUM! Brands, Inc.
    7.70%, due 07/01/2012                                    1,000         1,140
Security & Commodity Brokers (1.0%)
  Goldman Sachs Group, Inc. (The)
    6.60%, due 01/15/2012                                    1,000         1,162
  Lehman Brothers Holdings Inc.
    7.88%, due 08/15/2010                                    1,000         1,229
Telecommunications (2.7%)
  360 Communiciations Company
    7.50%, due 03/01/2006                                    2,000         2,287
  Sprint Capital Corporation
    7.90%, due 03/15/2005                                    2,125         2,305
  Tritel PCS, Inc. (g)
    0.00%, due 05/15/2009                                    2,000         2,080
                                                                         -------
Total Corporate Debt Securities (cost: $61,991)                           65,568
                                                                         -------

                                                           Shares        Value
--------------------------------------------------------------------------------
COMMON STOCKS (55.6%)
Air Transportation (0.8%)
  FedEx Corporation (d)                                    30,000       $  1,861
Amusement & Recreation Services (2.4%)
  Disney (Walt) Company (The)                             286,100          5,650
Chemicals & Allied Products (1.9%)
  du Pont (E.I.) de Nemours and Company                   110,000          4,580
Commercial Banks (7.7%)
  Bank of America Corporation                              40,000          3,161
  BB&T Corporation                                         46,000          1,578
  FleetBoston Financial Corporation                       388,840         11,552
  Wells Fargo & Company                                    42,000          2,117
Communication (2.7%)
  Cox Communications, Inc.-Class A (a)(d)                 200,000          6,380
Electronic & Other Electric Equipment (1.0%)
  Cooper Industries, Inc.-Class A                          57,500          2,375
Electronic Components & Accessories (2.2%)
  Intel Corporation (d)                                   250,000       $  5,195
Food & Kindred Products (2.8%)
  Altria Group, Inc.                                      125,000          5,680
  Sara Lee Corporation                                     60,700          1,142
Insurance (1.2%)
  St. Paul Companies, Inc. (The) (b)                       80,000          2,921
  Travelers Property Casualty Corp.-Class A                   507              8
  Travelers Property Casualty Corp.-Class B                 1,089             17
Life Insurance (2.1%)
  John Hancock Financial Services, Inc. (d)                80,000          2,458
  Lincoln National Corporation (d)                         70,000          2,494
Lumber & Wood Products (0.9%)
  Louisiana-Pacific Corporation (a)(d)                    210,000          2,276
Motion Pictures (0.3%)
  AOL Time Warner Inc. (a)                                 40,000            644
Oil & Gas Extraction (0.2%)
  Diamond Offshore Drilling, Inc. (b)                      25,000            525
Petroleum Refining (1.0%)
  ChevronTexaco Corporation                                16,000          1,155
  Exxon Mobil Corporation                                  37,000          1,329
Pharmaceuticals (8.1%)
  Bristol-Myers Squibb Co.                                230,000          6,245
  Merck & Co., Inc. (d)                                   134,000          8,114
  Schering-Plough Corporation                             279,920          5,206
Savings Institutions (5.5%)
  Washington Mutual, Inc.                                 321,000         13,257
Security & Commodity Brokers (4.6%)
  Alliance Capital Management Holding
    L.P. (b)(d)                                            70,500          2,573
  Raymond James Financial, Inc.                           145,350          4,803
  T. Rowe Price Group, Inc. (b)                           100,000          3,775
Telecommunications (5.4%)
  ALLTEL Corporation                                       77,000          3,713
  Sprint Corporation (FON Group)                          541,080          7,792
  Verizon Communications, Inc. (d)                         38,000          1,499
U.S. Government Agencies (4.8%)
  Fannie Mae                                              170,000         11,465
                                                                        --------
Total Common Stocks (cost: $139,009)                                     133,540
                                                                        --------

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


6                         Transamerica Value Balanced 2

Transamerica Value Balanced

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                         Principal        Value
--------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (11.7%)
Debt (8.5%)
Bank Notes (0.2%)
  National Bank of Commerce
    1.02%, due 10/21/2003                                  $  525         $  525
Commercial Paper (0.1%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                     209            209
Euro Dollar Overnight (0.1%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                     210            210
Euro Dollar Terms (3.0%)
  Bank of Montreal
    1.08%, due 07/02/2003                                     420            420
    1.15%, due 07/09/2003                                     121            121
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                                   1,050          1,050
  BNP Paribas SA
    1.03%, due 07/21/2003                                   1,260          1,260
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                                     525            525
    1.23%, due 07/07/2003                                   1,365          1,365
  Danske Bank A/S
    1.04%, due 07/28/2003                                   1,050          1,050
  Royal Bank of Canada
    1.03%, due 07/07/2003                                     525            525
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                                     840            840
Master Notes (0.4%)
  Morgan Stanley Dean Witter & Co
    1.43%, due 09/26/2003                                   1,050          1,050
Medium Term Notes (0.6%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                                   1,050          1,050
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                     315            315
  Parkland (USA) LLC
    1.02%, due 11/26/2003                                     105            105
Repurchase Agreements (4.1%) (c)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                                   3,150          3,150
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                                   1,050          1,050
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                                   3,464          3,464
  Morgan Stanley Dean Witter & Co
    1.48%, due 07/01/2003                                   1,890          1,890

                                                         Shares         Value
--------------------------------------------------------------------------------
Investment Companies (3.2%)
Money Market Funds (3.2%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                                3,044,859      $   3,045
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                                  805,900            806
  Merrimac Cash Series Fund-Premium Class
    1-day yield of 1.05%                                3,940,006          3,940
                                                                       ---------
Total Security Lending Collateral (cost: $27,965)                         27,965
                                                                       ---------
Total Investment Securities (cost: $256,757)                           $ 255,376
                                                                       =========

                                                        Contracts (e)    Value
--------------------------------------------------------------------------------
WRITTEN OPTIONS (-1.4%)
Covered Call Options (-0.4%)
  Alliance Capital Management Holding L.P.
    Call Strike $30.00
    Expires 10/18/2003                                        250         $(170)
  Alliance Capital Management Holding L.P.
    Call Strike $35.00
    Expires 07/19/2003                                         55           (11)
  American International Group, Inc.
    Call Strike $70.00
    Expires 01/17/2004                                        350           (21)
  Bank of America Corporation
    Call Strike $75.00
    Expires 11/22/2003                                         60           (38)
  Cox Communications, Inc.-Class A
    Call Strike $40.00
    Expires 01/17/2004                                        400           (31)
  FedEx Corporation
    Call Strike $60.00
    Expires 01/17/2004                                        150           (72)
  Intel Corporation
    Call Strike $20.00
    Expires 07/19/2003                                        500           (60)
  Intel Corporation
    Call Strike $30.00
    Expires 01/17/2004                                        325            (5)
  John Hancock Financial Services, Inc.
    Call Strike $40.00
    Expires 01/17/2004                                        350           (10)
  Lincoln National Corporation
    Call Strike $30.00
    Expires 10/18/2003                                        700          (418)
  Louisiana-Pacific Corporation
    Call Strike $10.00
    Expires 08/16/2003                                        500           (56)
  Merck & Co., Inc.
    Call Strike $60.00
    Expires 10/18/2003                                         90           (31)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          Transamerica Value Balanced 3

Transamerica Value Balanced

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                      Contracts(e)      Value
--------------------------------------------------------------------------------
Covered Call Options (continued)
  Merck & Co., Inc.
    Call Strike $75.00
    Expires 01/17/2004                                    350         $     (13)
  Verizon Communications, Inc.
    Call Strike $50.00
    Expires 01/17/2004                                    380               (10)
  Washington Mutual, Inc.
    Call Strike $45.00
    Expires 01/17/2004                                    310               (33)
Put Options (-1.0%)
  ALLTEL Corporation
    Put Strike $40.00
    Expires 01/17/2004                                    650               (77)
  Altria Group, Inc.
    Put Strike $30.00
    Expires 01/22/2005                                    900              (167)
  AOL Time Warner Inc.
    Put Strike $10.00
    Expires 01/17/2004                                  1,400               (32)
  AOL Time Warner Inc.
    Put Strike $7.50
    Expires 01/17/2004                                  2,000               (20)
  Disney (Walt) Company (The)
    Put Strike $15.00
    Expires 01/17/2004                                  1,000               (53)
  Duke Energy Corporation
    Put Strike $12.50
    Expires 01/17/2004                                  2,600               (98)
  Fannie Mae
    Put Strike $70.00
    Expires 01/17/2004                                    500              (362)
  Fannie Mae
    Put Strike $60.00
    Expires 01/22/2005                                    250              (165)
  FleetBoston Financial Corporation
    Put Strike $20.00
    Expires 01/17/2004                                  1,100               (30)
  Heinz (H.J.) Company
    Put Strike $40.00
    Expires 01/17/2004                                    800         $    (344)
  Microsoft Corporation
    Put Strike $22.50
    Expires 01/17/2004                                  1,200              (135)
  Microsoft Corporation
    Put Strike $15.00
    Expires 01/22/2005                                    600               (32)
  Raymond James Financial, Inc.
    Put Strike $25.00
    Expires 08/16/2003                                    500               (13)
  Sara Lee Corporation
    Put Strike $15.00
    Expires 01/22/2005                                  1,865              (177)
  Schering-Plough Corporation
    Put Strike $20.00
    Expires 01/17/2004                                    650              (176)
  Sprint Corporation (FON Group)
    Put Strike $15.00
    Expires 01/17/2004                                  1,300              (263)
  Verizon Communications, Inc.
    Put Strike $40.00
    Expires 01/17/2004                                    400              (160)
  Wilmington Trust Corporation
    Put Strike $25.00
    Expires 08/16/2003                                    800                (4)
                                                                      ---------
Total Written Options (premium: $4,868)                               $  (3,287)
                                                                      =========
SUMMARY:
  Investment securities, at value                       106.4%        $ 255,376
  Written options                                        (1.4)%          (3,287)
  Liabilities in excess of other assets                  (5.0)%         (12,169)
                                                    ---------         ---------
  Net assets                                            100.0%        $ 239,920
                                                    =========         =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $27,006.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $9,701.

(d) At June 30, 2003, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts. The value of all securities segregated at June 30, 2003, is $90,849.

(e)   Contract amounts are not in thousands.

(f) Security is stepbond. CS First Boston has a coupon rate of 7.90% until 05/01/2007, thereafter the coupon rate reset every 5 years at the 5-year current month treasury rate +200BP if not called.

(g) Security is stepbond. Tritel PCS, Inc. has a coupon rate of 0.00% until 05/01/2004, thereafter the coupon rate will be 12.75%.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          Transamerica Value Balanced 4

Transamerica Value Balanced

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $256,757)
     (including $27,006 of securities loaned)                         $ 255,376
  Cash                                                                   14,165
  Receivables:
     Investment securities sold                                           2,337
     Interest                                                             1,338
     Dividends                                                              434
  Other                                                                      50
                                                                      ---------
                                                                        273,700
                                                                      ---------
Liabilities:
  Investment securities purchased                                         2,316
  Accounts payable and accrued liabilities:
     Management and advisory fees                                           160
  Payable for securities on loan                                         27,965
  Written options (premium: $4,868)                                       3,287
  Other                                                                      52
                                                                      ---------
                                                                         33,780
                                                                      ---------
Net Assets                                                            $ 239,920
                                                                      =========
Net Assets Consist of:
  Capital stock, 75,000 shares authorized ($.01 par value)            $     205
  Additional paid-in capital                                            258,955
  Undistributed net investment income (loss)                             10,744
  Accumulated net realized gain (loss) from investments
     and option contracts                                               (30,184)
  Net unrealized appreciation (depreciation) on:
     Investment securities                                               (1,381)
     Option contracts                                                     1,581
                                                                      ---------
Net Assets                                                            $ 239,920
                                                                      =========
Shares Outstanding:
  Initial Class                                                          20,470
  Service Class                                                               7
Net Asset Value and Offering Price Per Share:
  Initial Class                                                       $   11.72
  Service Class                                                           11.71

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                             $  2,492
  Dividends                                                               1,911
  Income from loaned securities-net                                          40
                                                                       --------
                                                                          4,443
                                                                       --------
Expenses:
  Management and advisory fees                                              878
  Transfer agent fees                                                         1
  Printing and shareholder reports                                           40
  Custody fees                                                               26
  Administration fees                                                        14
  Legal fees                                                                  2
  Auditing and accounting fees                                                6
  Directors fees                                                              4
  Other                                                                       3
                                                                       --------
  Total expenses                                                            974
                                                                       --------
Net Investment Income (Loss)                                              3,469
                                                                       --------
Net Realized Gain (Loss) from:
  Investment securities                                                  (4,213)
  Option contracts                                                        1,363
                                                                       --------
                                                                         (2,850)
                                                                       --------
Net Increase (Decrease) in Unrealized Appreciation
  (Depreciation) on:
  Investment securities                                                  18,893
  Option contracts                                                        3,023
                                                                       --------
                                                                         21,916
                                                                       --------
Net Gain (Loss) on Investments and Option
  Contracts                                                              19,066
                                                                       --------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                      $ 22,535
                                                                       ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          Transamerica Value Balanced 5

Transamerica Value Balanced

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                      June 30,
                                                        2003        December 31,
                                                     (unaudited)       2002
--------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                        $   3,469       $   7,283
  Net realized gain (loss) from
     investment securities and
     option contracts                                    (2,850)        (26,860)
  Net unrealized appreciation
     (depreciation) on investment
     securities and option contracts                     21,916         (18,633)
                                                      ---------       ---------
                                                         22,535         (38,210)
                                                      ---------       ---------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --          (6,370)
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --          (6,370)
                                                      ---------       ---------
  From net realized gains:
     Initial Class                                           --         (10,909)
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --         (10,909)
                                                      ---------       ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                        9,566          29,492
     Service Class                                           80              --
                                                      ---------       ---------
                                                          9,646          29,492
                                                      ---------       ---------
  Proceeds from fund acquisition:
     Initial Class                                           --          97,116
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --          97,116
                                                      ---------       ---------
  Dividends and distributions reinvested:
     Initial Class                                           --          17,279
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --          17,279
                                                      ---------       ---------
  Cost of shares redeemed:
     Initial Class                                      (39,720)        (76,294)
     Service Class                                           --              --
                                                      ---------       ---------
                                                        (39,720)        (76,294)
                                                      ---------       ---------
                                                        (30,074)         67,593
                                                      ---------       ---------
Net increase (decrease) in net assets                    (7,539)         12,104
                                                      ---------       ---------
Net Assets:
  Beginning of period                                   247,459         235,355
                                                      ---------       ---------
  End of period                                       $ 239,920       $ 247,459
                                                      =========       =========
Undistributed Net Investment
  Income (Loss)                                       $  10,744       $   7,275
                                                      =========       =========
Share Activity:
  Shares issued:
     Initial Class                                          885           2,481
     Service Class                                            7              --
                                                      ---------       ---------
                                                            892           2,481
                                                      ---------       ---------
  Shares issued-on fund acquisition:
     Initial Class                                           --           8,088
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --           8,088
                                                      ---------       ---------
  Shares issued-reinvested from distributions:
     Initial Class                                           --           1,681
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --           1,681
                                                      ---------       ---------
  Shares redeemed:
     Initial Class                                       (3,629)         (6,751)
     Service Class                                           --              --
                                                      ---------       ---------
                                                         (3,629)         (6,751)
                                                      ---------       ---------
Net increase (decrease) in shares
  outstanding                                            (2,737)          5,499
                                                      =========       =========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          Transamerica Value Balanced 6

Transamerica Value Balanced

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                               For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
--------------------------------------------------------------------------------------
Initial Class   06/30/2003    $  10.66      $   0.16         $   0.90       $   1.06
                12/31/2002       13.29          0.33            (2.20)         (1.87)
                12/31/2001       13.19          0.36            (0.07)          0.29
                12/31/2000       12.13          0.43             1.68           2.11
                12/31/1999       13.35          0.39            (1.14)         (0.75)
                12/31/1998       13.61          0.41             0.71           1.12
--------------------------------------------------------------------------------------
Service Class   06/30/2003       11.08          0.05             0.58           0.63
--------------------------------------------------------------------------------------

                 For a share outstanding throughout each period (a)
                -----------------------------------------------------
                             Distributions
                ----------------------------------------
                                                           Net Asset
                  From Net     From Net                     Value,
                 Investment    Realized       Total           End
                   Income       Gains     Distributions    of Period
--------------------------------------------------------------------
Initial Class    $      --    $      --     $      --     $   11.72
                     (0.28)       (0.48)        (0.76)        10.66
                     (0.19)          --         (0.19)        13.29
                     (0.55)       (0.50)        (1.05)        13.19
                     (0.41)       (0.06)        (0.47)        12.13
                     (0.39)       (0.99)        (1.38)        13.35
--------------------------------------------------------------------
Service Class           --           --            --         11.71
--------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003            9.94%        $ 239,836        0.83%        0.83%            2.96%            28%
                12/31/2002          (13.82)          247,459        0.83         0.83             2.84            123
                12/31/2001            2.16           235,355        0.89         0.89             2.70             54
                12/31/2000           17.55           215,675        0.87         0.87             3.42             20
                12/31/1999           (5.64)          261,707        0.87         0.87             2.99             89
                12/31/1998            8.33           365,738        0.86         0.86             2.93             77
------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            5.69                84        1.11         1.11             2.40             28
------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-January 3, 1995
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          Transamerica Value Balanced 7

Transamerica Value Balanced

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Value Balanced ("the Fund"), part of ATSF, began operations on January 3, 1995.

On April 26, 2002, the Fund acquired all the net assets of AEGON Balanced pursuant to a plan of reorganization approved by shareholders of AEGON Balanced on April 16, 2002. The acquisition was accomplished by a tax-free exchange of 8,088 shares of the Fund for the 8,583 shares of AEGON Balanced outstanding on April 25, 2002. AEGON Balanced's net assets at that date ($103,815), including ($6,699) of unrealized appreciation, were combined with those of the Fund, resulting in combined net assets of $331,767.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Option contracts are valued at the average of the bid and ask ("Mean Quote") established each day at the close of the board of trade or exchange on which they are traded.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          Transamerica Value Balanced 8

Transamerica Value Balanced

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

Income from securities lending is included in the Statement of Operations. The amounts of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Option contracts: The Fund may enter into option contracts to manage exposure to market, interest rate or currency fluctuations. Option contracts are valued at the average of the bid and ask ("Mean Quote") established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are imperfect correlation between the change in market value of the securities held and the prices of options; the possibility of an illiquid market and inability of the counterparty to meet the contract terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written.

The underlying face amounts of option contracts at June 30, 2003, are listed in the Schedule of Investments.

Transactions in written options were as follows:

                                                    Premium           Contracts*
                                                    -------           ----------
Balance at 12/31/2002                                $ 4,752             19,251
Sales                                                  2,581             15,680
Closing Buys                                            (298)            (1,700)
Expirations                                           (1,239)            (6,127)
Exercised                                               (928)            (3,819)
                                                     -------            -------
Balance at 06/30/2003                                $ 4,868             23,285
                                                     =======            =======
*Contracts not in thousands

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation. Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.75% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.00% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          Transamerica Value Balanced 9

Transamerica Value Balanced

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $7. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                    $35,134
  U.S. Government                                                         28,924
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                     69,583
  U.S. Government                                                         17,894

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the period listed:

        Capital Loss
        Carryforward                                  Available through
       --------------                                ------------------
           $    203                                  December 31, 2007
                276                                  December 31, 2009
             26,432                                  December 31, 2010

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002 of $420 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                $ 257,066
                                                                      =========
Unrealized Appreciation                                               $  14,071
Unrealized (Depreciation)                                               (15,761)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $  (1,690)
                                                                      =========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                         Transamerica Value Balanced 10

T. Rowe Price Equity Income

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                            Shares       Value
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.3%)
Automotive (0.1%)
  Ford Motor Company Capital Trust II                        16,000      $   695
Communications Equipment (0.2%)
  Lucent Technologies Inc.                                   19,650        2,011
                                                                         -------
Total Convertible Preferred Stocks (cost: $2,290)                          2,706
                                                                         -------
COMMON STOCKS (96.2%)
Aerospace (1.0%)
  Boeing Company (The)                                      133,100        4,568
  Lockheed Martin Corporation                                79,800        3,796
Amusement & Recreation Services (1.2%)
  Disney (Walt) Company (The)                               525,500       10,379
Automotive (2.2%)
  Ford Motor Company (b)                                    349,200        3,838
  Honeywell International Inc.                              540,100       14,502
Beverages (0.7%)
  Brown-Forman Corporation-Class B                           80,200        6,305
Business Services (0.9%)
  D&B (a)                                                    93,150        3,828
  Moody's Corporation                                        69,300        3,653
Chemicals & Allied Products (4.0%)
  Clorox Company (The)                                      126,200        5,382
  Dow Chemical Company (The)                                254,800        7,889
  du Pont (E.I.) de Nemours and Company                     221,700        9,232
  Great Lakes Chemical Corporation (b)                      114,700        2,340
  Hercules Incorporated (a)                                 329,800        3,265
  International Flavors & Fragrances Inc.                   163,300        5,214
Commercial Banks (9.5%)
  Bank of America Corporation                               108,200        8,551
  Bank One Corporation                                      318,882       11,856
  Citigroup Inc.                                            193,959        8,301
  FleetBoston Financial Corporation                         349,358       10,379
  Mellon Financial Corporation                              311,780        8,652
  Mercantile Bankshares Corporation                         149,900        5,903
  Morgan Chase & Co. (J.P.)                                 253,630        8,669
  National City Corporation                                 149,600        4,893
  Northern Trust Corporation                                119,900        5,011
  Wells Fargo & Company                                     115,620        5,827
  Wilmington Trust Corporation                               72,100        2,116
Communication (1.0%)
  Comcast Corporation-Class A (a)(b)                        280,938        8,479
Communications Equipment (1.7%)
  Lucent Technologies Inc. (a)(b)                           747,400        1,517
  Motorola, Inc.                                            598,000        5,639
  Rockwell Collins, Inc.                                    305,000        7,512
Computer & Data Processing Services (0.8%)
  Microsoft Corporation                                     278,900        7,143
Computer & Office Equipment (1.9%)
  Cisco Systems, Inc. (a)                                   210,800        3,518
  Hewlett-Packard Company                                   517,685       11,027
  Xerox Corporation (a)(b)                                  137,400        1,455
Department Stores (0.7%)
  J.C. Penney Company, Inc. (b)                              58,300          982
  May Department Stores Company (The) (b)                   205,250        4,569
Electric Services (3.8%)
  Constellation Energy Group, Inc.                          287,600        9,865
  Duke Energy Corporation (b)                               364,800        7,278
  FirstEnergy Corp.                                         129,350        4,974
  PPL Corporation                                            57,746        2,483
  TXU Corp.                                                 313,000        7,027
Electric, Gas & Sanitary Services (0.8%)
  NiSource Inc.                                             347,100        6,595
Electronic & Other Electric Equipment (4.6%)
  Cooper Industries, Inc.-Class A                           266,507       11,007
  Eaton Corporation (b)                                      51,600        4,056
  Emerson Electric Co. (b)                                   77,400        3,955
  General Electric Company                                  512,950       14,711
  Hubbell Incorporated-Class B                              138,000        4,568
Electronic Components & Accessories (1.0%)
  Agere Systems Inc.-Class B (a)                             75,241          173
  Agere Systems Inc. (a)                                    436,165        1,016
  Texas Instruments Incorporated                            212,100        3,733
  Tyco International Ltd.                                   172,400        3,272
Environmental Services (1.0%)
  Waste Management, Inc.                                    347,062        8,361
Fabricated Metal Products (2.1%)
  Fortune Brands, Inc.                                      151,600        7,914
  Gillette Company (The)                                    196,700        6,267
  Stanley Works (The)                                       121,200        3,345
Food & Kindred Products (3.1%)
  Altria Group, Inc.                                        131,000        5,953
  Campbell Soup Company                                     289,800        7,100
  General Mills, Inc. (b)                                   132,800        6,296
  Hershey Foods Corporation                                  31,700        2,208
  Kellogg Company                                            68,200        2,344
  McCormick & Company, Incorporated                          93,000        2,530

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          T. Rowe Price Equity Income 1

T. Rowe Price Equity Income

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                        Shares           Value
--------------------------------------------------------------------------------
Gas Production & Distribution (0.3%)
  El Paso Corporation                                   347,300        $   2,806
Holding & Other Investment Offices (0.7%)
  Simon Property Group, Inc.                            141,632            5,528
Hotels & Other Lodging Places (1.6%)
  Hilton Hotels Corporation                             423,500            5,417
  Starwood Hotels & Resorts
    Worldwide, Inc.                                     279,526            7,992
Industrial Machinery & Equipment (1.6%)
  Baker Hughes Incorporated                              88,500            2,971
  Black & Decker Corporation (The)                       68,300            2,968
  Pall Corporation                                      333,700            7,508
Instruments & Related Products (1.8%)
  Eastman Kodak Company (b)                             230,000            6,291
  Raytheon Company                                      130,800            4,295
  Rockwell International Corporation                    208,100            4,961
Insurance (5.3%)
  American International Group, Inc.                    100,152            5,526
  Aon Corporation                                       135,300            3,258
  Chubb Corporation (b)                                 123,900            7,434
  CIGNA Corporation                                     147,400            6,919
  SAFECO Corporation                                    256,700            9,056
  St. Paul Companies, Inc. (The) (b)                    159,774            5,833
  UnumProvident Corporation                             493,900            6,623
Life Insurance (1.5%)
  John Hancock Financial Services, Inc.                  97,310            2,990
  Lincoln National Corporation                          200,566            7,146
  Prudential Financial, Inc. (b)                         76,700            2,581
Lumber & Other Building Materials (1.2%)
  Home Depot, Inc. (The)                                313,600           10,386
Manufacturing Industries (0.8%)
  Hasbro Inc. (b)                                       389,350            6,810
Medical Instruments & Supplies (1.4%)
  Baxter International Inc.                             269,000            6,994
  Becton, Dickinson and Company                         112,400            4,367
Motion Pictures (1.5%)
  AOL Time Warner Inc. (a)                              796,200           12,811
Motor Vehicles, Parts & Supplies (0.6%)
  Genuine Parts Company                                 168,050            5,379
Oil & Gas Extraction (1.4%)
  Schlumberger Limited                                  110,600            5,261
  Unocal Corporation                                    230,800            6,622
Paper & Allied Products (2.4%)
  International Paper Company (b)                       298,793           10,676
  Kimberly-Clark Corporation                            145,000            7,560
  MeadWestvaco Corporation                               68,400            1,689
Petroleum Refining (7.9%)
  Amerada Hess Corporation                              167,730            8,249
  BP PLC-ADR                                            222,174            9,336
  ChevronTexaco Corporation                             220,775           15,940
  Exxon Mobil Corporation                               500,838           17,985
  Marathon Oil Corporation                              143,100            3,771
  Royal Dutch Petroleum Company-NY
    Registered Shares                                   235,400           10,974
Pharmaceuticals (7.4%)
  Abbott Laboratories                                   124,300            5,439
  Bristol-Myers Squibb Co.                              540,600           14,677
  Merck & Co., Inc.                                     358,300           21,695
  Schering-Plough Corporation                           458,800            8,534
  Wyeth                                                 261,000           11,889
Primary Metal Industries (0.2%)
  Alcoa Inc.                                             54,200            1,382
Printing & Publishing (3.5%)
  Donnelley (R.R.) & Sons Company                       145,200            3,796
  Dow Jones & Company, Inc. (b)                         223,100            9,600
  Knight-Ridder, Inc.                                   138,900            9,574
  New York Times Company (The)-Class A                   75,500            3,435
  Reader's Digest Association, Inc.
    (The)-Class A                                       227,800            3,071
Railroads (2.1%)
  Norfolk Southern Corporation                          329,000            6,317
  Union Pacific Corporation                             188,700           10,948
Restaurants (1.3%)
  McDonald's Corporation                                488,400           10,774
Retail Trade (0.5%)
  Toys "R" Us, Inc. (a)                                 375,500            4,551
Security & Commodity Brokers (1.2%)
  American Express Company                              243,800           10,193
Telecommunications (6.4%)
  ALLTEL Corporation                                    163,700            7,894
  AT&T Corp.                                            286,610            5,517
  Qwest Communications International
    Inc. (a)                                          1,558,500            7,450
  SBC Communications Inc.                               372,874            9,527
  Sprint Corporation (FON Group)                        453,000            6,523
  Verizon Communications, Inc.                          428,442           16,902
Tobacco Products (0.8%)
  UST Inc.                                              189,000            6,621
U.S. Government Agencies (0.8%)
  Fannie Mae                                            102,500            6,913
                                                                       ---------
Total Common Stocks (cost: $790,503)                                     809,356
                                                                       ---------

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          T. Rowe Price Equity Income 2

T. Rowe Price Equity Income

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                         Principal        Value
--------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (5.7%)
Debt (4.0%)
Bank Notes (0.1%)
  National Bank of Commerce
    1.02%, due 10/21/2003                                  $  894         $  894
Commercial Paper (0.0%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                     356            356
Euro Dollar Overnight (0.0%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                     357            357
Euro Dollar Terms (1.4%)
  Bank of Montreal
    1.08%, due 07/02/2003                                     715            715
    1.15%, due 07/09/2003                                     205            205
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                                   1,787          1,787
  BNP Paribas SA
    1.03%, due 07/21/2003                                   2,145          2,145
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                                     894            894
    1.23%, due 07/07/2003                                   2,324          2,324
  Danske Bank A/S
    1.04%, due 07/28/2003                                   1,787          1,787
  Royal Bank of Canada
    1.03%, due 07/07/2003                                     894            894
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                                   1,430          1,430
Master Notes (0.2%)
  Morgan Stanley Dean Witter & Co
    1.43%, due 09/26/2003                                   1,787          1,787
Medium Term Notes (0.3%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                                   1,787          1,787
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                     536            536
  Parkland (USA) LLC
    1.02%, due 11/26/2003                                     179            179
Repurchase Agreements (2.0%) (c)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                                   5,362          5,362
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                                   1,787          1,787
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                                   5,899          5,899
  Morgan Stanley Dean Witter & Co
    1.48%, due 07/01/2003                                   3,217          3,217

                                                      Shares           Value
--------------------------------------------------------------------------------
Investment Companies (1.7%)
Money Market Funds (1.7%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                            5,183,261        $   5,183
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                            1,371,884            1,372
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.05%                            6,707,069            6,707
                                                                     ---------
Total Security Lending Collateral (cost: $47,604)                       47,604
                                                                     ---------
Total Investment Securities (cost: $840,397)                         $ 859,666
                                                                     =========
SUMMARY:
  Investment securities, at value                       102.2%       $ 859,666
  Liabilities in excess of other assets                  (2.2)%        (18,463)
                                                    ---------        ---------
  Net assets                                            100.0%       $ 841,203
                                                    =========        =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $44,591.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $16,514.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                         T. Rowe Price Equity Income 3

T. Rowe Price Equity Income

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $840,397)
     (including $44,591 of securities loaned)                           $859,666
  Cash                                                                    27,679
  Receivables:
     Interest                                                                 11
     Dividends                                                             2,006
  Other                                                                       97
                                                                        --------
                                                                         889,459
                                                                        --------
Liabilities:
  Accounts payable and accrued liabilities:
     Management and advisory fees                                            539
  Payable for securities on loan                                          47,604
  Other                                                                      113
                                                                        --------
                                                                          48,256
                                                                        --------
Net Assets                                                              $841,203
                                                                        ========
Net Assets Consist of:
  Capital stock, 75,000 shares authorized ($.01 par value)              $    502
  Additional paid-in capital                                             806,278
  Undistributed net investment income (loss)                              12,192
  Undistributed net realized gain (loss) from investment
     securities and foreign currency transactions                          2,962
  Net unrealized appreciation (depreciation) on
     investment securities                                                19,269
                                                                        --------
Net Assets                                                              $841,203
                                                                        ========
Shares Outstanding:
  Initial Class                                                           50,163
  Service Class                                                                8
Net Asset Value and Offering Price Per Share:
  Initial Class                                                         $  16.77
  Service Class                                                            16.76

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                             $     45
  Dividends                                                               8,609
  Income from loaned securities-net                                          25
     Less withholding taxes on foreign dividends                            (52)
                                                                       --------
                                                                          8,627
                                                                       --------
Expenses:
  Management and advisory fees                                            2,570
  Transfer agent fees                                                         1
  Printing and shareholder reports                                           14
  Custody fees                                                               34
  Administration fees                                                        12
  Legal fees                                                                  3
  Auditing and accounting fees                                                4
  Directors fees                                                             10
  Other fees                                                                  8
                                                                       --------
  Total expenses                                                          2,656
                                                                       --------
Net Investment Income (Loss)                                              5,971
                                                                       --------
Net Realized Gain (Loss) on:
  Investment securities                                                  (1,102)
  Foreign currency transactions                                              (2)
                                                                       --------
                                                                         (1,104)
                                                                       --------
Net Increase (Decrease) in Unrealized Appreciation
  (Depreciation) on:
  Investment securities                                                  69,585
                                                                       --------
Net Gain (Loss) on Investment Securities and Foreign
  Currency Transactions                                                  68,481
                                                                       --------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                      $ 74,452
                                                                       ========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          T. Rowe Price Equity Income 4

T. Rowe Price Equity Income

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                      June 30,
                                                       2003         December 31,
                                                     (unaudited)       2002
--------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                        $   5,971       $   6,111
  Net realized gain (loss) from
     investment securities and foreign
     currency transactions                               (1,104)          4,659
  Net unrealized appreciation
     (depreciation) on investment
     securities                                          69,585         (54,274)
                                                      ---------       ---------
                                                         74,452         (43,504)
                                                      ---------       ---------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --          (3,890)
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --          (3,890)
                                                      ---------       ---------
  From net realized gains:
     Initial Class                                           --          (6,745)
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --          (6,745)
                                                      ---------       ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                      211,015         289,505
     Service Class                                          143              --
                                                      ---------       ---------
                                                        211,158         289,505
                                                      ---------       ---------
  Proceeds from fund acquisition:
     Initial Class                                       54,542              --
     Service Class                                           --              --
                                                      ---------       ---------
                                                         54,542              --
                                                      ---------       ---------
  Dividends and distributions reinvested:
     Initial Class                                           --          10,635
     Service Class                                           --              --
                                                      ---------       ---------
                                                             --          10,635
                                                      ---------       ---------
  Cost of shares redeemed:
     Initial Class                                      (19,147)        (15,217)
     Service Class                                           (6)             --
                                                      ---------       ---------
                                                        (19,153)        (15,217)
                                                      ---------       ---------
                                                        246,547         284,923
                                                      ---------       ---------
Net increase (decrease) in net assets                   320,999         230,784
                                                      ---------       ---------
Net Assets:
  Beginning of period                                   520,204         289,420
                                                      ---------       ---------
  End of period                                       $ 841,203       $ 520,204
                                                      =========       =========
Undistributed Net Investment
  Income (Loss)                                       $  12,192       $   6,221
                                                      =========       =========
Share Activity:
  Shares issued:
     Initial Class                                       13,902          18,292
     Service Class                                            9              --
                                                      ---------       ---------
                                                         13,911          18,292
                                                      ---------       ---------
  Shares issued-reinvested from distributions:
     Initial Class                                        3,492             680
     Service Class                                           --              --
                                                      ---------       ---------
                                                          3,492             680
                                                      ---------       ---------
  Shares redeemed:
     Initial Class                                       (1,255)           (944)
     Service Class                                           --              --
                                                      ---------       ---------
                                                         (1,255)           (944)
                                                      ---------       ---------
Net increase (decrease) in shares
  outstanding                                            16,148          18,028
                                                      =========       =========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                         T. Rowe Price Equity Income 5

T. Rowe Price Equity Income

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
--------------------------------------------------------------------------------------
Initial Class   06/30/2003    $   15.29     $   0.14         $   1.34       $   1.48
                12/31/2002        18.09         0.28            (2.58)         (2.30)
                12/31/2001        19.52         0.24             0.24           0.48
                12/31/2000        19.50         0.39             1.78           2.17
                12/31/1999        20.04         0.38             0.42           0.80
                12/31/1998        19.34         0.35             1.33           1.68
--------------------------------------------------------------------------------------
Service Class   06/30/2003        15.62         0.04             1.10           1.14
--------------------------------------------------------------------------------------

                 For a share outstanding throughout each period (a)
                -----------------------------------------------------
                             Distributions
                ----------------------------------------
                                                           Net Asset
                  From Net     From Net                     Value,
                 Investment    Realized       Total           End
                   Income       Gains     Distributions    of Period
--------------------------------------------------------------------
Initial Class    $      --    $      --     $      --     $   16.77
                     (0.18)       (0.32)        (0.50)        15.29
                     (0.35)       (1.56)        (1.91)        18.09
                     (0.39)       (1.76)        (2.15)        19.52
                     (0.40)       (0.94)        (1.34)        19.50
                     (0.28)       (0.70)        (0.98)        20.04
--------------------------------------------------------------------
Service Class           --           --            --         16.76
--------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
-------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003            9.68%        $ 841,061        0.81%        0.81%            1.81%            6%
                12/31/2002          (12.81)          520,204        0.85         0.85             1.72            12
                12/31/2001            2.17           289,420        0.90         0.90             1.48            19
                12/31/2000           12.31           257,343        0.90         0.90             1.98            38
                12/31/1999            3.47           264,718        0.87         0.88             1.89            35
                12/31/1998            8.81           262,328        0.85         0.85             2.18            20
-------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            7.30               142        1.06         1.06             1.65             6
-------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-January 3, 1995
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001, and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          T. Rowe Price Equity Income 6

T. Rowe Price Equity Income

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. T. Rowe Price Equity Income ("the Fund"), began operations as T. Rowe Price Equity Income Portfolio, a part of the Endeavor Series Trust on January 3, 1995. The Fund became a part of ATSF on May 1, 2002.

On May 1, 2003, the Fund acquired all the net assets of T. Rowe Price Dividend Growth pursuant to a plan of reorganization approved by shareholders of T. Rowe Price Dividend Growth on April 16, 2003. The acquisition was accomplished by a tax-free exchange of 3,492 shares of the Fund for the 6,852 shares of T. Rowe Price Dividend Growth outstanding on April 30, 2003. T. Rowe Price Dividend Growth's net assets at that date ($54,542), including $(7,191) of unrealized depreciation, were combined with those of the Fund resulting in combined net assets of $747,561.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the payment of operating expenses that would otherwise be borne by the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions during the six-months ended June 30, 2003, of $5 are included in Net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain in the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                         T. Rowe Price Equity Income 7

T. Rowe Price Equity Income

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: On May 1, 2003, the Fund reduced its advisory fee from 0.80% to 0.75% of ANA. The combined advisory fee for the six-months ended June 30, 2003, was 0.78%.

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit commencing January 1, 2003:

    0.88% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $24. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                         T. Rowe Price Equity Income 8

T. Rowe Price Equity Income

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                   $230,490
  U.S. Government                                                          1,430
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                     39,636
  U.S. Government                                                            973

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                $ 841,647
                                                                      =========
Unrealized Appreciation                                               $  58,402
Unrealized (Depreciation)                                               (40,383)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $  18,019
                                                                      =========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          T. Rowe Price Equity Income 9

                     AEGON/TRANSAMERICA SERIES FUND, INC.

                   RESULTS OF SHAREHOLDER PROXY (unaudited)

Section 270.30d-1 under the Investment Company Act of 1940, as amended, titled, "Reports to Stockholders of Management Companies," requires regulated investment companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, AEGON/Transamerica Series Fund, Inc. solicited a vote by the shareholders for:

At a special meeting of shareholders held on April 16, 2003, the results of the Proposal were as follows:

T. Rowe Price Dividend Growth

Proposal 1: Approval of an Agreement and Plan of Reorganization providing for the acquisition of all the assets and liabilities of T. Rowe Price Dividend Growth (the "Acquired Fund") by T. Rowe Price Equity Income (the "Acquiring Fund") solely in exchange for shares of the Acquiring Fund, followed by the complete liquidation of the Acquired Fund.

               For         Against     Abstentions/Broker Non-Votes
          -------------   ---------   -----------------------------
              93.02%        2.32%                 4.66%

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                         T. Rowe Price Equity Income 10

T. Rowe Price Growth Stock

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                          Shares         Value
--------------------------------------------------------------------------------
PREFERRED STOCKS (0.2%)
Beer, Wine & Distilled Beverages (0.2%)
  Companhia de Bebidas das Americas                      3,215,000     $     651
                                                                       ---------
Total Preferred Stocks (cost: $575)                                          651
                                                                       ---------
COMMON STOCKS (96.6%)
Amusement & Recreation Services (0.8%)
  Disney (Walt) Company (The)                               62,100         1,226
  MGM MIRAGE (a)                                            31,900         1,090
Apparel & Accessory Stores (0.6%)
  Inditex, SA                                               64,100         1,614
Automotive (0.5%)
  Harley-Davidson, Inc.                                     35,200         1,403
Beverages (1.5%)
  Coca-Cola Company (The)                                   62,000         2,877
  PepsiCo, Inc.                                             27,400         1,219
Business Services (6.3%)
  Accenture Ltd (a)                                        118,600         2,145
  Adecco SA-Registered Shares                               16,000           660
  Clear Channel Communications, Inc. (a)                   112,300         4,760
  First Data Corporation (b)                               181,400         7,517
  Omnicom Group, Inc.                                       23,300         1,671
  Securitas AB-Class B                                      78,800           808
Chemicals & Allied Products (0.3%)
  Hermes International                                       6,200           875
Commercial Banks (8.8%)
  Citigroup Inc.                                           263,608        11,282
  Mellon Financial Corporation                             100,500         2,789
  Northern Trust Corporation                                65,500         2,737
  State Street Corporation                                  79,800         3,144
  U.S. Bancorp                                             134,900         3,305
  Wells Fargo & Company                                     24,400         1,230
Communication (5.1%)
  Comcast Corporation-Special Class A (a)                  123,100         3,549
  Echostar Communications
    Corporation-Class A (a)(b)                              88,200         3,053
  Liberty Media Corporation-Class A (a)                    292,256         3,378
  Viacom, Inc.-Class B (a)                                  94,770         4,139
Communications Equipment (0.4%)
  Nokia Oyj-ADR                                             20,300           334
  QUALCOMM Incorporated                                     22,500           804
Computer & Data Processing Services (8.4%)
  Adobe Systems Incorporated                                34,500         1,106
  Affiliated Computer Services, Inc.-Class A (a)(b)         85,400         3,905
  Fiserv, Inc. (a)                                          82,700         2,945
  Intuit Inc. (a)                                           40,600         1,808
  Microsoft Corporation                                    309,900         7,937
  PeopleSoft, Inc. (a)                                      37,200           654
  SunGard Data Systems Inc. (a)                             55,400         1,435
  Symantec Corporation (a)                                  26,900         1,180
  Yahoo! Inc. (a)(b)                                        72,900         2,388
Computer & Office Equipment (2.4%)
  Cisco Systems, Inc. (a)                                  229,200         3,825
  Dell Computer Corporation (a)                             90,300         2,886
Department Stores (0.6%)
  Kohl's Corporation (a)                                    34,800         1,788
Drug Stores & Proprietary Stores (0.7%)
  Walgreen Co.                                              67,900         2,044
Educational Services (1.2%)
  Apollo Group, Inc.-Class A (a)                            53,100         3,279
Electronic & Other Electric Equipment (2.1%)
  General Electric Company                                 168,800         4,841
  Samsung Electronics Co., Ltd.                              3,700         1,101
Electronic Components & Accessories (2.4%)
  Analog Devices, Inc. (a)                                  44,100         1,536
  Maxim Integrated Products                                 27,700           947
  Texas Instruments Incorporated                            22,800           401
  Tyco International Ltd.                                  205,744         3,905
Fabricated Metal Products (0.4%)
  Gillette Company (The)                                    35,400         1,128
Food & Kindred Products (2.4%)
  Altria Group, Inc.                                        67,700         3,076
  General Mills, Inc. (b)                                   47,600         2,257
  Unilever PLC                                             183,500         1,462
Health Services (0.6%)
  HCA Inc.                                                  48,600         1,557
Industrial Machinery & Equipment (2.0%)
  Applied Materials, Inc. (a)                              130,000         2,062
  Baker Hughes Incorporated                                 92,800         3,115
  Deere & Company                                           10,200           466
Instruments & Related Products (0.9%)
  Danaher Corporation (b)                                   35,500         2,416
Insurance (8.4%)
  ACE Limited                                               55,400         1,900
  American International Group, Inc.                        92,300         5,093
  Travelers Property Casualty Corp.-Class A                147,966         2,353
  UnitedHealth Group Incorporated                          171,800         8,633
  WellPoint Health Networks Inc. (a)                        46,900         3,955
  XL Capital Ltd.-Class A                                   17,500         1,453
Insurance Agents, Brokers & Service (1.8%)
  Hartford Financial Services Group, Inc. (The)             49,300         2,483

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          T. Rowe Price Growth Stock 1

T. Rowe Price Growth Stock

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                          Shares          Value
--------------------------------------------------------------------------------
Insurance Agents, Brokers & Service (continued)
  Marsh & McLennan Companies, Inc.                         51,500      $   2,630
Lumber & Other Building Materials (1.4%)
  Home Depot, Inc. (The)                                  121,800          4,035
Management Services (0.2%)
  Paychex, Inc.                                            18,800            551
Medical Instruments & Supplies (1.7%)
  Baxter International Inc.                                37,400            972
  Biomet, Incorporated                                     46,000          1,318
  Boston Scientific Corporation (a)                        23,700          1,448
  Medtronic, Inc.                                          20,400            979
Motion Pictures (0.8%)
  AOL Time Warner Inc. (a)                                132,400          2,130
Oil & Gas Extraction (1.1%)
  Schlumberger Limited                                     62,000          2,949
Personal Credit Institutions (0.7%)
  SLM Corporation                                          48,600          1,904
Personal Services (0.9%)
  Cendant Corporation (a)                                 141,900          2,600
Petroleum Refining (1.8%)
  ChevronTexaco Corporation                                34,300          2,476
  Exxon Mobil Corporation                                  74,590          2,679
Pharmaceuticals (11.9%)
  Abbott Laboratories                                      58,800          2,573
  Amgen Inc. (a)                                           46,700          3,103
  Biovail Corporation (a)                                  47,600          2,240
  Cardinal Health, Inc.                                    27,900          1,794
  Forest Laboratories, Inc. (a)                            21,300          1,166
  Gilead Sciences, Inc. (a)                                32,300          1,795
  Johnson & Johnson                                        78,200          4,044
  Lilly (Eli) and Company                                   4,400            303
  Medimmune, Inc. (a)                                      43,600          1,586
  Pfizer Inc.                                             290,695          9,927
  Sanofi-Synthelabo                                        37,000          2,169
  Wyeth                                                    49,900          2,273
Printing & Publishing (0.5%)
  Scripps (E.W.) Company (The)                             15,800          1,402
Radio & Television Broadcasting (1.2%)
  Univision Communications Inc.-Class A (a)(b)            106,900          3,250
Radio, Television & Computer Stores (0.7%)
  Best Buy Co., Inc. (a)                                   46,000          2,020
Restaurants (1.2%)
  Compass Group PLC                                       308,300          1,663
  Starbucks Corporation (a)                                65,900          1,616
Retail Trade (0.8%)
  InterActiveCorp (a)(b)                                   57,600          2,279
Security & Commodity Brokers (2.2%)
  Merrill Lynch & Co., Inc.                                80,300          3,748
  Morgan Stanley Dean Witter & Co.                         28,700          1,227
  Schwab (Charles) Corporation (The) (b)                  120,500          1,216
Telecommunications (3.3%)
  Nextel Communications, Inc.-Class A (a)(b)              151,500          2,739
  NTT DoCoMo, Inc.                                            358            776
  Vodafone Group PLC                                    2,274,504          4,450
  Vodafone Group PLC-ADR (b)                               68,400          1,344
Trucking & Warehousing (0.3%)
  United Parcel Service, Inc.-Class B                      14,400            917
U.S. Government Agencies (2.2%)
  Fannie Mae                                               52,600          3,547
  Freddie Mac                                              53,900          2,737
Variety Stores (3.8%)
  Target Corporation (b)                                  149,900          5,672
  Wal-Mart de Mexico SA de CV-ADR                          43,400          1,283
  Wal-Mart de Mexico SA de CV-Series V                    223,800            661
  Wal-Mart Stores, Inc.                                    56,100          3,011
Water Transportation (0.7%)
  Carnival Corporation (b)                                 62,400          2,029
Wholesale Trade Nondurable Goods (0.6%)
  SYSCO Corporation                                        60,000          1,802
                                                                       ---------
Total Common Stocks (cost: $247,590)                                     269,962
                                                                       ---------

                                                        Principal        Value
--------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (12.2%)
Debt (8.8%)
Bank Notes (0.2%)
  National Bank of Commerce
    1.02%, due 10/21/2003                                 $  639          $  639
Commercial Paper (0.1%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                    255             255
Euro Dollar Overnight (0.1%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                    256             256
Euro Dollar Terms (3.1%)
  Bank of Montreal
    1.08%, due 07/02/2003                                    511             511
    1.15%, due 07/09/2003                                    147             147
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                                  1,278           1,278

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          T. Rowe Price Growth Stock 2

T. Rowe Price Growth Stock

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                          Principal       Value
--------------------------------------------------------------------------------
Euro Dollar Terms (continued)
  BNP Paribas SA
    1.03%, due 07/21/2003                                  $1,534         $1,534
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                                     639            639
    1.23%, due 07/07/2003                                   1,662          1,662
  Danske Bank A/S
    1.04%, due 07/28/2003                                   1,278          1,278
  Royal Bank of Canada
    1.03%, due 07/07/2003                                     639            639
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                                   1,022          1,022
Master Notes (0.5%)
  Morgan Stanley Dean Witter & Co.
    1.43%, due 09/26/2003                                   1,278          1,278
Medium Term Notes (0.6%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                                   1,278          1,278
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                     383            383
  Parkland (USA) LLC
    1.02%, due 11/26/2003                                     128            128
Repurchase Agreements (4.2%) (c)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                                   3,834          3,834
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                                   1,278          1,278
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                                   4,218          4,218
  Morgan Stanley Dean Witter & Co.
    1.48%, due 07/01/2003                                   2,301          2,301

                                                     Shares            Value
--------------------------------------------------------------------------------
Investment Companies (3.4%)
Money Market Funds (3.4%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                            3,706,490        $   3,706
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                              981,018              981
  Merrimac Cash Series Fund-Premium Class
    1-day yield of 1.05%                            4,796,147            4,796
                                                                     ---------
Total Security Lending Collateral (cost: $34,041)                       34,041
                                                                     ---------
Total Investment Securities (cost: $282,206)                         $ 304,654
                                                                     =========
SUMMARY:
  Investment securities, at value                       109.0%       $ 304,654
  Liabilities in excess of other assets                  (9.0)%        (25,152)
                                                    ---------        ---------
  Net assets                                            100.0%       $ 279,502
                                                    =========        =========

                FORWARD FOREIGN CURRENCY CONTRACTS:
-------------------------------------------------------------------
                                                          Net
                                       Amount in       Unrealized
               Bought   Settlement    U.S. Dollars    Appreciation
Currency        Sold       Date      Bought (Sold)   (Depreciation)
-------------------------------------------------------------------
Euro Dollar      82    07/01/2003         $ 95            $--

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $33,031.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $11,809.

DEFINITIONS:

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          T. Rowe Price Growth Stock 3

T. Rowe Price Growth Stock

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $282,206)
     (including $33,031 of securities loaned)                         $ 304,654
  Cash                                                                   10,409
  Receivables:
     Investment securities sold                                             936
     Interest                                                                 4
     Dividends                                                              258
     Dividend reclaims receivable                                             4
  Other                                                                      41
                                                                      ---------
                                                                        316,306
                                                                      ---------
Liabilities:
  Investment securities purchased                                         2,524
  Accounts payable and accrued liabilities:
     Management and advisory fees                                           193
  Payable for securities on loan                                         34,041
  Other                                                                      46
                                                                      ---------
                                                                         36,804
                                                                      ---------
Net Assets                                                            $ 279,502
                                                                      =========
Net Assets Consist of:
  Capital stock, 50,000 shares authorized ($.01 par value)            $     162
  Additional paid-in capital                                            303,523
  Undistributed net investment income (loss)                                429
  Accumulated net realized gain (loss) from investment
     securities and foreign currency transactions                       (47,060)
  Net unrealized appreciation (depreciation) of
     investment securities                                               22,448
                                                                      ---------
Net Assets                                                            $ 279,502
                                                                      =========
Shares Outstanding:
  Initial Class                                                          16,194
  Service Class                                                               4
Net Asset Value and Offering Price Per Share:
  Initial Class                                                       $   17.26
  Service Class                                                           17.25

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                             $     14
  Dividends                                                               1,321
  Income from loaned securities-net                                          12
     Less withholding taxes on foreign dividends                            (30)
                                                                       --------
                                                                          1,317
                                                                       --------
Expenses:
  Management and advisory fees                                              976
  Transfer agent fees                                                         1
  Printing and shareholder reports                                           12
  Custody fees                                                               25
  Administration fees                                                        12
  Legal fees                                                                  1
  Auditing and accounting fees                                                4
  Directors fees                                                              4
  Other fees                                                                  4
                                                                       --------
  Total expenses                                                          1,039
                                                                       --------
Net Investment Income (Loss)                                                278
                                                                       --------
Net Realized Gain (Loss) from:
  Investment securities                                                  (7,286)
  Foreign currency transactions                                             (25)
                                                                       --------
                                                                         (7,311)
                                                                       --------
Net Increase (Decrease) in Unrealized Appreciation
  (Depreciation) on:
  Investment securities                                                  41,714
  Translation of assets and liabilities denominated
     in foreign currency                                                     (4)
                                                                     ----------
                                                                         41,710
                                                                      ---------
Net Gain (Loss) on Investment Securities and Foreign
  Currency Transactions                                                  34,399
                                                                      ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                      $ 34,677
                                                                      =========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          T. Rowe Price Growth Stock 4

T. Rowe Price Growth Stock

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                      June 30,
                                                        2003        December 31,
                                                     (unaudited)        2002
--------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                        $     278       $     249
  Net realized gain (loss) from
     investment securities and foreign
     currency transactions                               (7,311)        (19,200)
  Net unrealized appreciation
     (depreciation) on investment
     securities and foreign currency
     translation                                         41,710         (37,509)
                                                    -----------      ----------
                                                         34,677         (56,460)
                                                    -----------      ----------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --            (101)
     Service Class                                           --              --
                                                    -----------      ----------
                                                             --            (101)
                                                    -----------      ----------
  From net realized gains:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                    -----------      ----------
                                                             --              --
                                                    -----------      ----------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                       31,187          72,688
     Service Class                                           74              --
                                                    -----------      ----------
                                                         31,261          72,688
                                                    -----------      ----------
  Dividends and distributions reinvested:
     Initial Class                                           --             101
     Service Class                                           --              --
                                                    -----------      ----------
                                                             --             101
                                                    -----------      ----------
  Cost of shares redeemed:
     Initial Class                                       (9,342)        (23,067)
     Service Class                                           (6)             --
                                                  -------------      ----------
                                                         (9,348)        (23,067)
                                                   ------------      ----------
                                                         21,913          49,722
                                                   ------------      ----------
Net increase (decrease) in net assets                    56,590          (6,839)
                                                   ------------      ----------
Net Assets:
  Beginning of period                                   222,912         229,751
                                                   ------------      ----------
  End of period                                       $ 279,502       $ 222,912
                                                   ============      ==========
Undistributed Net Investment
  Income (Loss)                                       $     429       $     151
                                                   ============      ==========
Share Activity:
  Shares issued:
     Initial Class                                        2,027           4,449
     Service Class                                            4              --
                                                   ------------      ----------
                                                          2,031           4,449
                                                   ------------      ----------
  Shares issued-reinvested from distributions:
     Initial Class                                           --               6
     Service Class                                           --              --
                                                   ------------      ----------
                                                             --               6
                                                   ------------      ----------
  Shares redeemed:
     Initial Class                                         (608)         (1,426)
     Service Class                                           --              --
                                                   ------------      ----------
                                                           (608)         (1,426)
                                                   ------------      ----------
Net increase (decrease) in shares
  outstanding                                             1,423           3,029
                                                   ============      ==========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          T. Rowe Price Growth Stock 5

T. Rowe Price Growth Stock

================================================================================
FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
---------------------------------------------------------------------------------------
Initial Class   06/30/2003    $   15.09     $   0.02         $   2.15       $   2.17
                12/31/2002        19.56         0.02            (4.48)         (4.46)
                12/31/2001        25.62         0.02            (2.37)         (2.35)
                12/31/2000        28.73           --            (0.15)         (0.15)
                12/31/1999        25.60         0.03             5.28           5.31
                12/31/1998        20.78         0.06             5.76           5.82
---------------------------------------------------------------------------------------
Service Class   06/30/2003        16.08         0.01             1.16           1.17
---------------------------------------------------------------------------------------

                 For a share outstanding throughout each period (a)
                -----------------------------------------------------
                             Distributions
                ----------------------------------------
                                                           Net Asset
                  From Net     From Net                     Value,
                 Investment    Realized       Total           End
                   Income       Gains     Distributions    of Period
--------------------------------------------------------------------
Initial Class    $      --    $      --     $      --     $   17.26
                     (0.01)          --         (0.01)        15.09
                        --        (3.71)        (3.71)        19.56
                     (0.03)       (2.93)        (2.96)        25.62
                     (0.07)       (2.11)        (2.18)        28.73
                     (0.05)       (0.95)        (1.00)        25.60
--------------------------------------------------------------------
Service Class           --           --            --         17.25
--------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           14.38%        $ 279,432        0.85%        0.85%            0.23%       20%
                12/31/2002          (22.81)          222,912        0.87         0.92             0.12        48
                12/31/2001          (10.04)          229,751        0.91         0.93             0.11        67
                12/31/2000           (0.51)          269,983        0.90         0.91             0.01        80
                12/31/1999           22.19           257,879        0.87         0.88             0.21        66
                12/31/1998           28.67           194,301        0.87         0.87             0.43        58
------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            7.28                70        1.16         1.16             0.24        20
------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b) The inception dates of the Fund's share classes are as follows: Initial Class-January 3, 1995 Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001 and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          T. Rowe Price Growth Stock 6

T. Rowe Price Growth Stock

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. T. Rowe Price Growth Stock ("the Fund"), part of ATSF, began operations as T. Rowe Price Growth Stock Portfolio, a part of the Endeavor Series Trust on January 3, 1995. The fund became a part of ATSF on May 1, 2002.


In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions during the six-months ended June 30, 2003, of $1 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain in the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          T. Rowe Price Growth Stock 7

T. Rowe Price Growth Stock

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward currency contracts at June 30, 2003, are listed in the Schedule of Investments.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.80% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit implemented January 1, 2003:

    0.89% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $8. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          T. Rowe Price Growth Stock 8

T. Rowe Price Growth Stock

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                    $64,642
  U.S. Government                                                          2,240
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                     42,060
  U.S. Government                                                          4,936

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

      Capital Loss
      Carryforward                              Available through
      ------------                             ------------------

        $18,759                                December 31, 2009
         11,175                                December 31, 2010

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002 of $2,921 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                $ 290,237
                                                                      =========
Unrealized Appreciation                                               $  27,545
Unrealized (Depreciation)                                               (13,128)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $  14,417
                                                                      =========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          T. Rowe Price Growth Stock 9

T. Rowe Price Small Cap

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                         Shares          Value
--------------------------------------------------------------------------------
COMMON STOCKS (96.1%)
Air Transportation (1.7%)
  Atlantic Coast Airlines Holdings, Inc. (a)               93,100        $ 1,256
  ExpressJet Holdings, Inc. (a)                            42,100            636
  Frontier Airlines, Inc. (a)                             145,700          1,323
  SkyWest, Inc.                                            54,500          1,039
Amusement & Recreation Services (1.1%)
  Alliance Gaming Corporation (a)                          50,800            961
  Argosy Gaming Company (a)                                16,900            353
  International Speedway
    Corporation-Class A (b)                                 6,300            249
  Mandalay Resort Group                                    14,500            462
  Westwood One, Inc. (a)                                   17,800            604
Apparel & Accessory Stores (1.6%)
  American Eagle Outfitters, Inc. (a)                      19,600            355
  AnnTaylor, Inc. (a)                                      18,750            543
  Christopher & Banks Corporation (a)                      38,800          1,435
  Pacific Sunwear of California, Inc. (a)                  23,162            558
  Ross Stores, Inc.                                        17,500            748
  Talbots, Inc. (The)                                       9,700            286
Apparel Products (0.9%)
  Too, Inc. (a)(b)                                        104,800          2,122
Auto Repair, Services & Parking (0.3%)
  Dollar Thrifty Automotive Group, Inc. (a)                41,500            770
Automotive (0.8%)
  Gentex Corporation (a)                                   34,900          1,068
  Oshkosh Truck Corporation                                15,700            931
Automotive Dealers & Service Stations (1.3%)
  Casey's General Stores, Inc.                             26,800            379
  Copart, Inc. (a)                                         27,100            256
  Group 1 Automotive, Inc. (a)                             28,400            920
  O'Reilly Automotive, Inc. (a)                            42,700          1,426
  Sonic Automotive, Inc. (a)                               10,300            226
Beverages (0.3%)
  Boston Beer Company, Inc. (The)-
    Class A (a)                                            50,700            730
Business Services (3.9%)
  BISYS Group, Inc. (The) (a)(b)                           54,400            999
  Catalina Marketing Corporation (a)                       17,800            314
  ChoicePoint Inc. (a)                                     43,800          1,512
  Digital Insight Corporation (a)                          89,600          1,706
  Fair, Isaac and Company, Incorporated (b)                37,156          1,912
  Getty Images, Inc. (a)                                   21,300            880
  Rent-A-Center, Inc. (a)                                  17,500          1,327
  Valassis Communications, Inc. (a)                        15,400            396
  Websense, Inc. (a)(b)                                    32,600            511
Chemicals & Allied Products (0.2%)
  ATMI, Inc. (a)                                           22,900            572
Commercial Banks (3.4%)
  Boston Private Financial Holdings, Inc.                  52,800          1,113
  Commerce Bancorp, Inc. (b)                               22,784            845
  Community First Bankshares, Inc.                         28,100            767
  East West Bancorp, Inc.                                  27,300            987
  Silicon Valley Bancshares (a)                            21,000            500
  Southwest Bancorporation of Texas, Inc. (a)              46,700          1,518
  Sterling Bancshares, Inc.                                90,650          1,186
  UCBH Holdings, Inc.                                      49,700          1,425
Communication (0.5%)
  Global Payments Inc.                                     26,160            929
  Insight Communications Company, Inc. (a)(b)              25,900            341
Communications Equipment (1.9%)
  Advanced Fibre Communications, Inc. (a)                  54,300            883
  Anaren Microwave, Inc. (a)                               44,900            421
  Inter-Tel, Incorporated                                  44,300            940
  Plantronics, Inc. (a)(b)                                 67,900          1,471
  Powerwave Technologies, Inc. (a)                         62,700            393
  Proxim Corporation-Class A (a)                          299,652            437
  SeaChange International, Inc. (a)                        13,500            129
Computer & Data Processing Services (8.7%)
  Activision, Inc. (a)(b)                                  55,800            721
  Actuate Corporation (a)                                 116,000            322
  Affiliated Computer Services, Inc.-
    Class A (a)(b)                                         27,400          1,253
  BARRA, Inc. (a)                                          31,100          1,110
  Borland Software Corporation (a)                         89,400            873
  CACI International Inc.-Class A (a)                       9,600            329
  Computer Programs and Systems, Inc.                      67,400          1,349
  Concord Communications, Inc. (a)                         20,500            281
  EarthLink, Inc. (a)(b)                                  116,400            918
  FactSet Research Systems Inc. (b)                        54,300          2,392
  Henry (Jack) & Associates, Inc.                          43,100            767
  Hyperion Solutions Corporation (a)                       42,900          1,448
  Informatica Corporation (a)                              59,700            413
  InterCept, Inc. (a)                                      28,400            237
  Macromedia, Inc. (a)                                     11,900            250
  MatrixOne, Inc. (a)                                      59,100            339
  Mercury Interactive Corporation (a)                       6,500            251
  MTC Technologies, Inc. (a)                               48,700          1,143
  National Instruments Corporation (a)                     21,900            827
  Netegrity, Inc. (a)                                      61,100            357
  Network Associates, Inc. (a)(b)                          29,800            378
  Packeteer, Inc. (a)                                      66,000          1,028
  Radiant Systems, Inc. (a)                                43,150            291
  SERENA Software, Inc. (a)(b)                             70,100          1,464

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            T. Rowe Price Small Cap 1

T. Rowe Price Small Cap

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                            Shares        Value
--------------------------------------------------------------------------------
Computer & Data Processing Services (continued)
  SkillSoft PLC-ADR (a)                                     33,900       $   171
  SRA International, Inc.-Class A (a)                       38,900         1,245
  Symantec Corporation (a)                                  15,600           684
  Titan Corporation (The) (a)                               38,900           400
Computer & Office Equipment (1.2%)
  Avocent Corporation (a)                                   32,250           965
  Polycom, Inc. (a)                                         62,312           864
  SanDisk Corporation (a)(b)                                27,300         1,102
Construction (1.5%)
  D.R. Horton, Inc.                                         21,661           609
  Insituform Technologies, Inc.-Class A (a)(b)              53,000           937
  M.D.C. Holdings, Inc.                                     17,190           830
  Standard Pacific Corp.                                     7,800           259
  Toll Brothers, Inc. (a)                                   35,500         1,005
Drug Stores & Proprietary Stores (0.7%)
  Omnicare, Inc.                                            52,400         1,770
Educational Services (3.2%)
  Career Education Corporation (a)                          17,500         1,197
  Corinthian Colleges, Inc. (a)                             27,200         1,321
  DeVRY Inc. (a)                                            54,400         1,267
  Education Management Corporation (a)                      35,100         1,866
  ITT Educational Services, Inc. (a)                        13,900           407
  University of Phoenix Online (a)                          32,133         1,629
Electrical Goods (0.1%)
  Hughes Supply, Inc.                                        7,300           253
Electronic & Other Electric Equipment (0.3%)
  Harman International Industries,
    Incorporated                                             9,700           768
  Zomax Incorporated (a)                                     1,700             6
Electronic Components & Accessories (5.0%)
  Aeroflex Incorporated (a)                                174,700         1,352
  Exar Corporation (a)(b)                                   41,400           655
  Integrated Circuit Systems, Inc. (a)                       4,000           126
  Integrated Silicon Solution, Inc. (a)                     74,200           515
  Intersil Corporation-Class A (a)                          71,160         1,894
  KEMET Corporation (a)                                     31,400           317
  Kopin Corporation (a)                                     60,800           372
  Lattice Semiconductor Corporation (a)(b)                  56,300           463
  Mercury Computer Systems, Inc. (a)                        65,900         1,197
  Micrel, Incorporated (a)                                  41,800           434
  Microchip Technology Incorporated                          9,637           237
  Oak Technology, Inc. (a)                                 192,200         1,194
  Pericom Semiconductor Corporation (a)                     57,400           534
  Plexus Corp. (a)                                          79,600           918
  Semtech Corporation (a)                                   50,800           723
  Silicon Storage Technology, Inc. (a)                      79,200           332
  Skyworks Solutions, Inc. (a)(b)                           32,800           222
  Technitrol, Inc. (a)                                      42,900           646
  TriQuint Semiconductor, Inc. (a)                          42,461           177
Environmental Services (0.3%)
  Waste Connections, Inc. (a)                               23,500           824
Fabricated Metal Products (0.2%)
  Simpson Manufacturing Co., Inc. (a)                       11,900           436
Food & Kindred Products (0.7%)
  American Italian Pasta Company-
    Class A (a)(b)                                           6,300           262
  Horizon Organic Holding
    Corporation (a)(b)                                      48,900         1,165
  Tootsie Roll Industries Incorporated                       8,444           257
Food Stores (0.3%)
  Whole Foods Market, Inc. (a)(b)                           14,700           699
Furniture & Fixtures (0.3%)
  La-Z-Boy Incorporated                                     32,300           723
Furniture & Home Furnishings Stores (1.3%)
  Cost Plus, Inc. (a)                                       51,450         1,834
  Pier 1 Imports, Inc. (b)                                  31,900           651
  Williams-Sonoma, Inc. (a)                                 25,800           753
Health Services (3.7%)
  Accredo Health, Incorporated (a)(b)                       63,250         1,379
  AMN Healthcare Services, Inc. (a)(b)                      24,700           314
  AmSurg Corp. (a)(b)                                       24,600           750
  Caremark Rx, Inc. (a)                                     36,200           930
  Community Health Systems, Inc. (a)                        24,500           473
  DaVita Inc. (a)                                           35,300           945
  Hooper Holmes, Inc.                                       38,000           245
  LifePoint Hospitals, Inc. (a)(b)                          50,600         1,060
  Manor Care, Inc. (a)(b)                                   27,500           688
  Renal Care Group, Inc. (a)                                15,700           553
  Triad Hospitals, Inc. (a)                                 15,200           377
  United Surgical Partners International,
    Inc. (a)(b)                                             54,300         1,227
Holding & Other Investment Offices (0.0%)
  4Kids Entertainment, Inc. (a)                              3,300            61
Industrial Machinery & Equipment (3.2%)
  Cooper Cameron Corporation (a)                             7,100           358
  Cymer, Inc. (a)(b)                                        37,100         1,188
  Engineered Support Systems, Inc.                          22,900           958
  FMC Technologies, Inc. (a)                                24,800           522
  National-Oilwell, Inc. (a)                                27,800           612
  Oil States International, Inc. (a)                        48,400           586
  Varco International Inc. (a)                              27,500           539

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            T. Rowe Price Small Cap 2

T. Rowe Price Small Cap

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                           Shares         Value
--------------------------------------------------------------------------------
Industrial Machinery & Equipment (continued)
  Varian Semiconductor Equipment
    Associates, Inc. (a)(b)                                39,200        $ 1,167
  Zebra Technologies Corporation-Class A (a)               25,200          1,895
Instruments & Related Products (4.4%)
  August Technology Corporation (a)                        16,500            105
  Avid Technology, Inc. (a)                                27,200            954
  Cognex Corporation (a)                                   32,400            724
  Coherent, Inc. (a)                                       20,500            491
  Cohu, Inc.                                               27,600            431
  Cytyc Corporation (a)                                    36,100            380
  Dionex Corporation (a)                                   29,050          1,155
  DRS Technologies, Inc. (a)                                9,900            276
  FLIR Systems, Inc. (a)(b)                                43,000          1,296
  Fossil, Inc. (a)                                         18,375            433
  Herley Industries, Inc. (a)                              39,200            666
  Mettler-Toledo International Inc. (a)                    12,000            440
  MKS Instruments, Inc. (a)                                 6,466            117
  Newport Corporation (a)                                  17,200            255
  Pinnacle Systems, Inc. (a)                               77,800            832
  Rudolph Technologies, Inc. (a)(b)                        16,100            257
  SBS Technologies, Inc. (a)                               39,300            386
  Varian, Inc. (a)                                         42,700          1,480
Insurance (3.4%)
  Coventry Health Care, Inc. (a)                           31,100          1,436
  First Health Group Corp. (a)                             70,200          1,938
  Max Re Capital Ltd.                                      50,700            759
  PMI Group, Inc. (The)                                    16,700            448
  Radian Group, Inc.                                        6,846            251
  RenaissanceRe Holdings Ltd.                              15,500            706
  StanCorp Financial Group, Inc.                           12,800            668
  Triad Guaranty Inc. (a)                                  38,900          1,476
  WellChoice, Inc. (a)                                     24,900            729
Insurance Agents, Brokers & Service (0.7%)
  AdvancePCS (a)(b)                                        17,700            677
  Brown & Brown, Inc. (b)                                  22,100            718
  Gallagher (Arthur J.) & Co.                               7,100            193
Leather & Leather Products (0.3%)
  Skechers U.S.A., Inc.-Class A (a)                        23,500            174
  Timberland Company (The)-Class A (a)                     10,800            571
Management Services (1.4%)
  Corporate Executive Board Company
    (The) (a)(b)                                           54,900          2,241
  Exult, Inc. (a)                                         142,400          1,220
Manufacturing Industries (0.5%)
  JAKKS Pacific, Inc. (a)(b)                               75,900          1,009
  Marvel Enterprises, Inc. (a)                             10,500            201
Medical Instruments & Supplies (3.2%)
  Apogent Technologies, Inc. (a)                           34,600            692
  Conceptus, Inc. (a)(b)                                   26,600            374
  Cyberonics, Inc. (a)                                     11,800            254
  DENTSPLY International Inc.                              23,500            961
  ICU Medical, Inc. (a)(b)                                 41,100          1,280
  INAMED Corporation (a)                                   14,200            762
  Mentor Corporation                                       13,100            254
  Respironics, Inc. (a)                                    39,100          1,467
  STERIS Corporation (a)                                   73,900          1,705
Mortgage Bankers & Brokers (0.5%)
  Doral Financial Corporation                              26,350          1,177
Motion Pictures (1.0%)
  CNET Networks, Inc. (a)                                  86,700            540
  Macrovision Corporation (a)                              97,200          1,936
Oil & Gas Extraction (5.4%)
  Atwood Oceanics, Inc. (a)                                 6,800            185
  Brown (Tom), Inc. (a)                                    54,800          1,523
  Cabot Oil & Gas Corporation-Class A                      31,400            867
  Cal Dive International, Inc. (a)                         46,600          1,016
  Core Laboratories NV (a)                                 16,300            176
  Evergreen Resources, Inc. (a)(b)                         19,700          1,070
  Global Industries, Ltd. (a)                             120,400            580
  Grey Wolf, Inc. (a)                                     329,900          1,333
  Helmerich & Payne, Inc.                                  16,500            482
  Key Energy Services, Inc. (a)                            12,200            131
  Patterson-UTI Energy, Inc. (a)                           44,800          1,452
  Pride International, Inc. (a)(b)                         15,300            288
  Spinnaker Exploration Company (a)(b)                     50,500          1,323
  Stone Energy Corporation (a)                             31,000          1,300
  Unit Corporation (a)                                     58,600          1,225
  XTO Energy, Inc.                                         14,200            286
Pharmaceuticals (8.9%)
  Abgenix, Inc. (a)(b)                                     46,500            488
  Albany Molecular Research, Inc. (a)                      50,600            764
  Alkermes, Inc. (a)(b)                                    32,600            350
  Andrx Corporation-Andrx Group (a)                        19,900            396
  Biovail Corporation (a)(b)                               13,800            649
  Celgene Corporation (a)                                  23,500            714
  Cephalon, Inc. (a)(b)                                    18,114            746
  Charles River Laboratories, Inc. (a)                     50,600          1,628
  D & K Health Resources, Inc.                             41,000            662
  Digene Corporation (a)                                   10,700            291
  Enzon, Inc. (a)(b)                                       35,800            448
  Eon Labs, Inc. (a)                                       31,100          1,093
  Gilead Sciences, Inc. (a)                                11,700            650
  Human Genome Sciences, Inc. (a)                          39,300            500
  ICOS Corporation (a)(b)                                  25,400            933

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            T. Rowe Price Small Cap 3

T. Rowe Price Small Cap

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                           Shares         Value
--------------------------------------------------------------------------------
Pharmaceuticals (continued)
  IDEXX Laboratories, Inc. (a)                               7,700       $   259
  Invitrogen Corporation (a)                                24,500           940
  K-V Pharmaceutical Company-Class A (a)(b)                 32,500           904
  Medicis Pharmaceutical
    Corporation-Class A                                     29,300         1,661
  Neurocrine Biosciences, Inc. (a)(b)                       27,300         1,363
  Noven Pharmaceuticals, Inc. (a)                           85,500           876
  NPS Pharmaceuticals, Inc. (a)(b)                          17,200           419
  Priority Healthcare Corporation-Class B (a)               38,800           720
  Protein Design Labs, Inc. (a)                             25,500           356
  SICOR Inc. (a)                                            40,700           828
  Taro Pharmaceutical Industries Ltd. (a)(b)                23,300         1,279
  Techne Corporation (a)                                    31,300           950
  Trimeris, Inc. (a)(b)                                      9,300           425
  Vertex Pharmaceuticals Incorporated (a)                   17,450           255
Primary Metal Industries (0.7%)
  Lone Star Technologies, Inc. (a)(b)                       23,300           493
  Maverick Tube Corporation (a)                             42,800           820
  Steel Dynamics, Inc. (a)                                  24,900           341
Printing & Publishing (0.7%)
  Scholastic Corporation (a)(b)                             56,200         1,673
Radio & Television Broadcasting (1.7%)
  Cox Radio, Inc.-Class A (a)                               39,600           915
  Emmis Communications
    Corporation-Class A (a)                                 38,800           890
  Entercom Communications Corp. (a)                          5,000           245
  Radio One, Inc.-Class D (a)(b)                            71,800         1,276
  Regent Communications, Inc. (a)                           55,500           327
  Spanish Broadcasting System, Inc. (a)                     52,700           430
Radio, Television & Computer Stores (0.3%)
  Tweeter Home Entertainment Group, Inc. (a)                50,500           438
  Ultimate Electronics, Inc. (a)                            17,100           219
Research & Testing Services (1.1%)
  Forrester Research, Inc. (a)                              67,900         1,111
  Pharmaceutical Product Development,
    Inc. (a)                                                27,200           781
  Symyx Technologies, Inc. (a)                              53,900           880
Restaurants (2.4%)
  CEC Entertainment Inc. (a)                                37,900         1,400
  P.F. Chang's China Bistro, Inc. (a)(b)                    35,700         1,756
  RARE Hospitality International, Inc. (a)                  34,250         1,119
  Ruby Tuesday, Inc.                                        35,300           873
  Sonic Corp. (a)                                           23,975           610
Retail Trade (0.9%)
  A.C. Moore Arts & Crafts, Inc. (a)                        23,500           471
  Insight Enterprises, Inc. (a)                             72,000           724
  Michaels Stores, Inc. (a)                                 19,800           754
  Schein (Henry), Inc. (a)                                   6,800           356
Rubber & Misc. Plastic Products (0.6%)
  Entegris, Inc. (a)                                        78,900         1,060
  VANS, INC. (a)                                            44,900           403
Savings Institutions (0.3%)
  IndyMac Bancorp, Inc.                                     27,400           697
Security & Commodity Brokers (2.5%)
  Affiliated Managers Group, Inc. (a)(b)                    23,500         1,432
  Eaton Vance Corp.                                         23,800           752
  Investment Technology Group, Inc. (a)(b)                  38,750           721
  Investors Financial Services Corp.                        45,500         1,320
  Legg Mason, Inc.                                          11,000           714
  Waddell & Reed Financial, Inc.-Class A                    43,650         1,120
Social Services (0.5%)
  Bright Horizons Family Solutions, Inc. (a)(b)             34,800         1,168
Stone, Clay & Glass Products (0.2%)
  Cabot Microelectronics Corporation (a)(b)                 12,081           610
Telecommunications (0.5%)
  Nextel Partners, Inc.-Class A (a)(b)                     174,600         1,275
Transportation & Public Utilities (1.3%)
  C.H. Robinson Worldwide, Inc.                              6,400           228
  Expeditors International of
    Washington, Inc.                                         3,900           135
  Forward Air Corporation (a)                               54,600         1,385
  UTI Worldwide, Inc.                                       48,700         1,519
Trucking & Warehousing (1.4%)
  Covenant Transport, Inc.-Class A (a)                      42,100           716
  Iron Mountain Incorporated (a)(b)                         58,300         2,162
  Swift Transportation Co., Inc. (a)                        23,800           443
Variety Stores (0.6%)
  Dollar Tree Stores, Inc. (a)(b)                           18,650           592
  Family Dollar Stores, Inc.                                 9,000           343
  Fred's, Inc.                                              13,300           494
Wholesale Trade Durable Goods (1.4%)
  Patterson Dental Company (a)                              27,500         1,248
  SCP Pool Corporation (a)(b)                               61,150         2,104
Wholesale Trade Nondurable Goods (0.7%)
  Performance Food Group Company (a)(b)                     19,600           725
  United Natural Foods, Inc. (a)                            31,900           898
                                                                       ---------
Total Common Stocks (cost: $218,486)                                     234,530
                                                                       ---------

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            T. Rowe Price Small Cap 4

T. Rowe Price Small Cap

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                              Principal   Value
--------------------------------------------------------------------------------
SHORT-TERM U.S. GOVERNMENT
  OBLIGATIONS (0.1%)
  U.S. Treasury Bill (d)
    1.16%, due 08/21/2003                                      $  200      $  200
                                                                           ------
Total Short-Term U.S. Government Obligations (cost: $200)                     200
                                                                           ------
SECURITY LENDING COLLATERAL (16.0%)
Debt (11.5%)
Bank Notes (0.3%)
  National Bank of Commerce
    1.02%, due 10/21/2003                                         732         732
Commercial Paper (0.1%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                         292         292
Euro Dollar Overnight (0.1%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                         293         293
Euro Dollar Terms (4.1%)
  Bank of Montreal
    1.08%, due 07/02/2003                                         586         586
    1.15%, due 07/09/2003                                         168         168
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                                       1,464       1,464
  BNP Paribas SA
    1.03%, due 07/21/2003                                       1,757       1,757
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                                         732         732
    1.23%, due 07/07/2003                                       1,903       1,903
  Danske Bank A/S
    1.04%, due 07/28/2003                                       1,464       1,464
  Royal Bank of Canada
    1.03%, due 07/07/2003                                         732         732
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                                       1,171       1,171
Master Notes (0.6%)
  Morgan Stanley Dean Witter & Co
    1.43%, due 09/26/2003                                       1,464       1,464
Medium Term Notes (0.8%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                                       1,464       1,464
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                         439         439
  Parkland (USA) LLC
    1.02%, due 11/26/2003                                         146         146
Repurchase Agreements (5.5%) (c)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                                       4,392       4,392
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                                       1,464       1,464
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                                       4,830       4,830
  Morgan Stanley Dean Witter & Co
    1.48%, due 07/01/2003                                       2,635       2,635

                                                    Shares            Value
--------------------------------------------------------------------------------
Investment Companies (4.5%)
Money Market Funds (4.5%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                           4,245,408        $   4,245
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                           1,123,657            1,124
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.05%                           5,493,500            5,494
                                                                    ---------
Total Security Lending Collateral (cost: $38,991)                      38,991
                                                                    ---------
Total Investment Securities (cost: $257,677)                        $ 273,721
                                                                    =========
SUMMARY:
  Investment securities, at value                      112.2%       $ 273,721
  Liabilities in excess of other assets                (12.2)%        (29,716)
                                                   ---------        ---------
  Net assets                                           100.0%       $ 244,005
                                                   =========        =========

                           FUTURES CONTRACTS:
------------------------------------------------------------------------
                                                          Net Unrealized
                                  Settlement               Appreciation
                      Contracts      Date       Amount    (Depreciation)
------------------------------------------------------------------------
Russell 2000 Index        8       09/18/2003   $ 1,794         $ 31

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $37,524.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $13,526.

(d) At June 30, 2003, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at June 30, 2003, is $200.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            T. Rowe Price Small Cap 5

T. Rowe Price Small Cap

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $257,677)
     (including $37,524 of securities loaned)                         $ 273,721
  Cash                                                                    9,977
  Receivables:
     Investment securities sold                                             763
     Interest                                                                 4
     Dividends                                                               16
  Variation margin                                                            7
  Other                                                                      66
                                                                      ---------
                                                                        284,554
                                                                      ---------
Liabilities:
  Investment securities purchased                                         1,359
  Accounts payable and accrued liabilities:
     Management and advisory fees                                           126
  Payable for securities on loan                                         38,991
  Other                                                                      73
                                                                      ---------
                                                                         40,549
                                                                      ---------
Net Assets                                                            $ 244,005
                                                                      =========
Net Assets Consist of:
  Capital stock, 50,000 shares authorized ($.01 par value)            $     259
  Additional paid-in capital                                            244,496
  Accumulated net investment income (loss)                                 (454)
  Accumulated net realized gain (loss) from investment
     securities and futures contracts                                   (16,371)
  Net unrealized appreciation (depreciation) on:
     Investment securities                                               16,044
     Futures contracts                                                       31
                                                                      ---------
Net Assets                                                            $ 244,005
                                                                      =========
Shares Outstanding:
  Initial Class                                                          25,854
  Service Class                                                              17
Net Asset Value and Offering Price Per Share:
  Initial Class                                                       $    9.43
  Service Class                                                            9.43

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                             $      8
  Dividends                                                                 119
  Income from loaned securities-net                                          14
     Less withholding taxes on foreign dividends                             (1)
                                                                     ----------
                                                                            140
                                                                      ---------
Expenses:
  Management and advisory fees                                              524
  Transfer agent fees                                                         1
  Printing and shareholder reports                                           31
  Custody fees                                                               17
  Administration fees                                                        12
  Legal fees                                                                  1
  Auditing and accounting fees                                                5
  Directors fees                                                              2
  Other                                                                       1
                                                                      ---------
  Total expenses                                                            594
                                                                      ---------
Net Investment Income (Loss)                                               (454)
                                                                      ---------
Net Realized Gain (Loss) from:
  Investment securities                                                  (2,781)
  Futures contracts                                                         123
                                                                      ---------
                                                                         (2,658)
                                                                      ---------
Net Increase (Decrease) in Unrealized Appreciation
  (Depreciation) on:
  Investment securities                                                  30,218
  Futures contracts                                                          43
                                                                      ---------
                                                                         30,261
                                                                      ---------
Net Gain (Loss) on Investment Securities and
  Futures Contracts                                                      27,603
                                                                      ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                      $ 27,149
                                                                      =========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            T. Rowe Price Small Cap 6

T. Rowe Price Small Cap

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                       June 30,
                                                         2003       December 31,
                                                      (unaudited)       2002
--------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                        $    (454)      $    (589)
  Net realized gain (loss) from
     investment securities and futures
     contracts                                           (2,658)         (9,409)
  Net unrealized appreciation
     (depreciation) on investment
     securities and futures contracts                    30,261         (14,089)
                                                     ----------       ---------
                                                         27,149         (24,087)
                                                     ----------       ---------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                     ----------       ---------
                                                             --              --
                                                     ----------       ---------
  From net realized gains:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                     ----------       ---------
                                                             --              --
                                                     ----------       ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                      124,023         128,054
     Service Class                                          153              --
                                                     ----------       ---------
                                                        124,176         128,054
                                                     ----------       ---------
  Dividends and distributions reinvested:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                     ----------       ---------
                                                             --              --
                                                     ----------       ---------
  Cost of shares redeemed:
     Initial Class                                      (22,626)        (46,757)
     Service Class                                           (3)             --
                                                    -----------       ---------
                                                        (22,629)        (46,757)
                                                     ----------       ---------
                                                        101,547          81,297
                                                     ----------       ---------
Net increase (decrease) in net assets                   128,696          57,210
                                                     ----------       ---------
Net Assets:
  Beginning of period                                   115,309          58,099
                                                     ----------       ---------
  End of period                                       $ 244,005       $ 115,309
                                                     ==========       =========
Accumulated Net Investment
  Income (Loss)                                       $    (454)      $      --
                                                     ==========       =========
Share Activity:
  Shares issued:
     Initial Class                                       14,163          14,455
     Service Class                                           17              --
                                                         ------          ------
                                                         14,180          14,455
                                                         ------          ------
  Shares issued-reinvested from distributions:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                         ------          ------
                                                             --              --
                                                         ------          ------
  Shares redeemed:
     Initial Class                                       (2,772)         (5,289)
     Service Class                                           --              --
                                                         ------          ------
                                                         (2,772)         (5,289)
                                                         ------          ------
Net increase (decrease) in shares
  outstanding                                            11,408           9,166
                                                         ======          ======

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            T. Rowe Price Small Cap 7

T. Rowe Price Small Cap

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
---------------------------------------------------------------------------------------
Initial Class   06/30/2003     $  7.97     $   (0.03)        $   1.49       $   1.46
                12/31/2002       10.97         (0.07)           (2.93)         (3.00)
                12/31/2001       12.15         (0.08)           (1.10)         (1.18)
                12/31/2000       13.41         (0.08)           (1.04)         (1.12)
                12/31/1999       10.00         (0.03)            3.87           3.84
---------------------------------------------------------------------------------------
Service Class   06/30/2003        8.31         (0.01)            1.13           1.12
---------------------------------------------------------------------------------------

                For a share outstanding throughout each period (a)
                --------------------------------------------------
                             Distributions
                ---------------------------------------
                                                         Net Asset
                  From Net    From Net                    Value,
                 Investment   Realized       Total          End
                   Income       Gains    Distributions   of Period
------------------------------------------------------------------
Initial Class    $      --       $--       $      --     $   9.43
                        --        --              --         7.97
                        --        --              --        10.97
                     (0.14)       --           (0.14)       12.15
                     (0.43)       --           (0.43)       13.41
------------------------------------------------------------------
Service Class           --        --              --         9.43
------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           18.32%        $ 243,844        0.85%        0.85%           (0.65)%           12%
                12/31/2002          (27.35)          115,309        0.96         0.96            (0.75)            39
                12/31/2001           (9.71)           58,099        1.00         1.05            (0.73)            42
                12/31/2000           (8.45)           30,024        1.00         1.14            (0.57)            65
                12/31/1999           38.49             9,824        1.00         2.46            (0.44)           159
------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003           13.48               161        1.12         1.12            (0.90)            12
------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b) The inception dates of the Fund's share classes are as follows: Initial Class-May 3, 1999 Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                            T. Rowe Price Small Cap 8

T. Rowe Price Small Cap

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. T. Rowe Price Small Cap ("the Fund"), part of ATSF, began operations on May 3, 1999.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at market value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           T. Rowe Price Small Cap 9

T. Rowe Price Small Cap

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

The underlying face amounts of open futures contracts at June 30, 2003, are listed in the Schedule of Investments. The variation margin receivable is included in the accompanying Statement of Assets and Liabilities. Variation margin receivable represents the excess deposits made in order to maintain the equity account at the required margin level.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.75% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.00% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $7. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                   $111,743
  U.S. Government                                                             --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                     17,580
  U.S. Government                                                             --

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                           T. Rowe Price Small Cap 10

T. Rowe Price Small Cap

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

 Capital Loss
 Carryforward                                  Available through
--------------                                ------------------

    $   11                                  December 31, 2008
     2,730                                  December 31, 2009
     8,881                                  December 31, 2010

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002 of $1,054 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:


Federal Tax Cost Basis                                                $ 259,536
                                                                      =========
Unrealized Appreciation                                               $  24,886
Unrealized (Depreciation)                                               (10,701)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $  14,185
                                                                      =========


AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003



                           T. Rowe Price Small Cap 11

Van Kampen Active International Allocation

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                           Shares        Value
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.1%)
Australia (0.1%)
  Westfield Trust-New Units (a)                                567       $     1
  Westfield Trust-Units                                     31,878            74
                                                                       ---------
Total Convertible Preferred Stocks (cost: $68)                  75
                                                                       ---------
PREFERRED STOCKS (0.2%)
Australia (0.2%)
  News Corporation Limited (The)                            29,783           184
Germany (0.0%)
  Henkel KGaA                                                  156            10
  Porsche AG                                                    30            13
  Volkswagen AG                                                368            11
                                                                       ---------
Total Preferred Stocks (cost: $214)                            218
                                                                       ---------
COMMON STOCKS (92.7%)
Australia (3.7%)
  Alumina Limited                                           17,251            47
  Amcor Limited                                             12,372            67
  AMP Limited                                               19,690            66
  Ansell Limited (a)                                         2,054             8
  Australia and New Zealand Banking
    Group Limited                                           21,408           267
  Australian Gas Light Company (The)                         6,695            49
  BHP Billiton Limited                                      52,774           306
  BHP Steel                                                 13,031            33
  Boral Limited                                              9,291            32
  Brambles Industries Limited                               14,657            45
  Centro Properties Group                                    9,732            26
  CFS Gandel Retail Trust                                   22,387            20
  Coca-Cola Amatil Limited                                   7,463            29
  Coles Myer Limited                                        15,904            75
  Commonwealth Bank of Australia                            17,690           351
  CSL Limited                                                1,033             8
  CSR Limited                                               19,624            26
  Foster's Group Limited (b)                                30,225            85
  General Property Trust-Units                              29,314            57
  Insurance Australia Group Limited                         25,163            57
  Investa Property Group                                    18,992            25
  James Hardie Industries NV                                 7,367            35
  John Fairfax Holdings Limited                             13,863            27
  Leighton Holdings Limited                                  2,659            18
  Lend Lease Corporation Limited                             6,139            34
  Macquarie Bank Limited                                     3,094            60
  Macquarie Infrastructure Group                            28,304            68
  Mayne Group Limited                                       13,331            25
  Mirvac Group                                              10,899            32
  National Australia Bank Limited                           21,694           488
  Newcrest Mining Limited                                    5,434            28
  News Corporation Limited (The)                            21,000           158
  Orica Limited                                              4,540            33
  Origin Energy Limited                                      4,531            12
  PaperlinX Limited                                          6,286            19
  Patrick Corporation Limited                                2,762            23
  QBE Insurance Group Limited                                9,303            58
  Rinker Group Limited                                      14,451            51
  Rio Tinto Limited                                          4,552            89
  Santos Limited                                             9,254            37
  Sonic Healthcare Limited                                   1,979             9
  Southcorp Limited                                         10,545            20
  Stockland Trust Group                                     13,734            46
  Suncorp-Metway Limited                                     7,947            62
  TABCORP Holdings Limited                                   5,686            41
  Telestra Corporation Limited                              31,960            94
  Transurban Group                                           7,780            25
  Wesfarmers Ltd.                                            5,563            94
  Westfield Holdings Limited                                 6,330            62
  Westpac Banking Corporation                               25,017           273
  WMC Resources Ltd. (a)                                    17,328            41
  Woodside Petroleum Ltd.                                    7,058            59
  Woolworths Limited                                        14,634           123
Austria (0.6%)
  Boehler-Uddeholm AG                                          321            18
  Erste Bank der oesterreichischen
    Sparkassen AG                                            1,577           140
  Flughafen Wien AG                                            600            22
  Mayr-Melnhof Karton AG-ADR                                   369            31
  Oesterreichische
    Elektrizitaetswirtschafts-AG
    (Verbund)-Class A                                          554            51
  OMV AG                                                       774            93
  RHI AG (a)                                                   678             8
  Telekom Austria AG (a)                                    15,251           173
  VA Technologie AG (a)                                        507            13
  voestalpine AG                                             1,364            54
  Wienerberger AG                                            2,138            38
Belgium (0.6%)
  Dexia (b)                                                 14,624           185
  Electrabel SA                                                 77            20
  Fortis                                                    17,429           303
  Interbrew                                                    161             4
  Kredietbank SA Luxembourgeoise                             1,287            51
  Solvay SA                                                    413            28
  UCB SA                                                       636            17
China (1.1%)
  Aluminum Corporation of China
    Limited-H Shares                                       164,000            37

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                  Van Kampen Active International Allocation 1

Van Kampen Active International Allocation

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                         Shares          Value
--------------------------------------------------------------------------------
China (continued)
  Beijing Capital International Airport
    Company Limited-H Shares                             84,000        $      20
  Beijing Datang Power Generation
    Company Limited-H Shares                             86,000               38
  China Petroleum & Chemical
    Corporation (Sinopec)-H Shares                    1,008,000              242
  China Shipping Development Co., Ltd.-
    H Shares                                             78,000               28
  China Southern Airlines Company
    Limited-H Shares (a)                                 70,000               18
  China Telecom Corporation, Ltd.                       482,000              111
  Guangshen Railway Company Limited-
    H Shares                                             86,000               15
  Huaneng Power International, Inc.                      88,000              100
  Jiangsu Expressway Company Limited-
    H Shares                                             74,000               28
  Jiangxi Copper Co. Ltd.-H Shares                       69,000               11
  PetroChina Company Limited                          1,048,000              316
  Qingling Motors Company Limited-
    H Shares                                             76,000               12
  Shandong International Power
    Development Company Limited-
    H Shares                                             82,000               23
  SINOPEC Shanghai Petrochemical
    Company Limited                                     138,000               27
  Sinopec Yizheng Chemical Fibre Co.
    Ltd.-H Shares                                        84,000               12
  Travelsky Technology Limited-H Shares                  18,000               12
  Tsingtao Brewery Company Limited-
    H Shares                                             22,000               16
  Yanzhou Coal Mining Company
    Limited-H Shares                                     60,000               28
  Zhejiang Expressway Company
    Limited-H Shares                                     86,000               36
Denmark (0.2%)
  Danske Bank A/S                                        13,439              262
Finland (1.2%)
  Fortum Oyj                                              5,828               47
  Instrumentarium Corporation                               329               13
  Kesko Oyj-B Shares                                      2,781               33
  KONE Oyj-B Shares                                         691               29
  Metso Corporation                                       3,944               35
  Nokia Oyj                                              53,527              882
  Outokumpu Oyj                                           2,341               21
  Sampo PLC-A Shares                                      5,173               38
  Sponda Oyj                                              2,570               15
  Stora Enso Oyj-R Shares                                 5,702               64
  TietoEnator Corporation                                 2,275               38
  UPM-Kymmene Oyj (b)                                     4,198               61
  Uponor Oyj                                                146                3
  Wartsila Oyj-B Shares                                     878               11
France (7.5%)
  Accor SA                                                2,553               92
  Air Liquide                                               795              118
  Alcatel-Class A (a)                                    13,052              118
  Alstom (a)(b)                                           1,315                5
  Aventis SA                                             12,073              665
  Axa                                                    21,773              338
  Bail Investissement                                        90               15
  BNP Paribas SA                                          7,863              400
  Bouygues SA (b)                                         6,152              170
  Cap Gemini SA (a)                                         827               29
  Carrefour SA                                            4,594              225
  CNP Assurances SA                                         771               33
  Compagnie de Saint-Gobain                               5,233              206
  Compagnie Fonciere Klepierre                              990               49
  Credit Agricole SA                                      1,650               31
  Dassault Systemes SA (b)                                  444               15
  Essilor International SA (b)                              151                6
  Etablissements Economiques du Casino
    Guichard-Perrachon SA                                   605               47
  European Aeronautic Defence and Space
    Company EADS NV (b)                                   1,395               17
  France Telecom                                         10,772              265
  Gecina                                                    690               80
  Groupe Danone SA                                        3,687              511
  Imerys                                                    189               28
  Lafarge SA                                              1,045               61
  Lagardere SCA                                           1,718               75
  L'Oreal SA                                              8,869              626
  LVMH Moet Hennessy Louis Vuitton SA                     6,210              308
  Pechiney-A Shares                                         601               22
  Pernod Ricard                                           1,336              119
  Pinault-Printemps-Redoute SA                            1,666              126
  Sagem SA                                                  125               10
  Sanofi-Synthelabo                                      11,538              676
  Schneider Electric SA                                   2,545              120
  Societe BIC                                               834               33
  Societe Fonciere Lyonnaise                              2,650               93
  Societe Generale-Class A                                3,233              205
  Societe Immobiliere de Location pour
    l'Industrie et le Commerce                              200               10
  Sodexho Alliance                                        1,757               47
  Sophia                                                  1,780               64
  Technip SA                                                 95                8
  Thales SA                                               2,592               77
  Total Fina Elf SA                                       9,489            1,436
  Unibail                                                 2,900              215

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                  Van Kampen Active International Allocation 2

Van Kampen Active International Allocation

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                           Shares         Value
--------------------------------------------------------------------------------
France (continued)
  Vinci SA                                                    306        $    21
  Vivendi Universal (a)                                     9,227            168
Germany (2.7%)
  adidas-Salomon AG                                           107              9
  Allianz AG-Registered Shares                              1,497            124
  Altana AG                                                   174             11
  BASF AG                                                   3,142            134
  Bayer AG                                                  4,126             95
  Beiersdorf AG                                             1,270            170
  Buderus AG                                                  150              5
  DaimlerChrysler AG-Registered Shares                      1,959             68
  Deutsche Bank AG                                          4,557            295
  Deutsche Lufthansa AG-Registered Shares                   1,851             22
  Deutsche Post AG-Registered Shares                          916             13
  Deutsche Telekom AG (a)                                  30,123            460
  Douglas Holding AG                                          543             12
  E.ON AG                                                  10,710            550
  EPCOS AG (a)                                                176              2
  Fresenius Medical Care AG                                   607             30
  GEHE AG                                                     426             17
  HeidelbergCement AG (a)                                     183              4
  Infineon Technologies AG (a)(b)                             125              1
  IVG Holding AG                                            4,060             34
  KarstadtQuelle AG                                           461             10
  Linde AG                                                    791             29
  MAN AG                                                      569             10
  Merck KGaA                                                  692             20
  METRO AG                                                  1,281             41
  Muenchener Rueckversicherungs-
    Gesellschaft AG                                           642             65
  Preussag AG                                               1,102             16
  RWE AG                                                      855             26
  SAP AG                                                    1,965            230
  Schering AG                                               1,367             67
  Siemens AG-Registered Shares                              6,264            307
  ThyssenKrupp AG                                           1,993             23
  Volkswagen AG                                               547             23
Hong Kong (1.9%)
  Bank of East Asia, Limited                               33,520             66
  Boc Hong Kong (Holdings) Limited                         40,000             40
  Cathay Pacific Airways Limited                           24,000             32
  Cheung Kong (Holdings) Limited                           37,000            223
  Cheung Kong Infrastructure Holdings
    Limited                                                 8,000             15
  China Eastern Airlines Corporation
    Limited-H Shares (a)                                   94,000             12
  CLP Holdings Limited                                     42,500            186
  Esprit Holdings Limited                                  17,500             43
  Hang Lung Properties Limited                             29,000             26
  Hang Seng Bank Limited                                   18,900            200
  Henderson Land Development Company
    Limited                                                15,000             43
  Hong Kong and China Gas Company
    Limited (The)                                          88,000            111
  Hong Kong Exchanges & Clearing Limited                   18,000             26
  Hongkong Electric Holdings Limited                       33,000            129
  Hutchison Whampoa Limited                                49,900            304
  Johnson Electric Holdings Limited                        35,500             44
  Li & Fung Limited                                        38,000             49
  MTR Corporation                                          32,434             37
  New World Development Company
    Limited                                                26,665             10
  PCCW Limited (a)                                         45,200             28
  Shangri-La Asia Limited                                  20,284             13
  Sun Hung Kai Properties Limited                          35,000            177
  Swire Pacific Limited-Class A                            23,000            101
  Techtronic Industries Company Limited                     6,000             10
  Television Broadcasts Limited                             6,000             22
  Wharf (Holdings) Limited (The)                           29,000             56
  Yue Yuen Industrial (Holdings) Limited                    8,000             20
Italy (4.1%)
  Aedes SpA                                                11,390             43
  Alleanza Assicurazioni SpA                                7,692             74
  Assicurazioni Generali SpA (b)                           15,035            350
  Autogrill SpA (a)                                         3,348             37
  Banca Fideuram SpA                                        4,877             27
  Banca Intesa SpA                                         58,500            187
  Banca Intesa SpA-RNC                                      8,518             20
  Banca Monte dei Paschi di Siena SpA                       9,142             25
  Banca Nazionale del Lavoro SpA (a)                       12,730             22
  Banca Popolare di Milano Scarl                            3,346             15
  Banco Popolare di Verona e Novara S.c.r.l                 4,198             57
  Benetton Group SpA                                        3,018             32
  Beni Stabili SpA                                        147,050             75
  Enel SpA                                                 38,447            241
  ENI-Ente Nazionale Idrocarburi (b)                       62,947            957
  Italcementi SpA (b)                                       1,067             12
  Mediaset SpA (b)                                         22,811            195
  Mediobanca-Banca di Credito Finanziario SpA               7,642             76
  Mediolanum SpA                                            3,666             21
  Pirelli SpA (a)(b)                                       36,051             37
  Riunione Adriatica di Sicurta SpA                         4,841             74
  Sanpaolo IMI SpA                                         14,608            137
  Snia SpA                                                  6,619             13
  Telecom Italia Mobile SpA (b)                           178,493            882
  Telecom Italia SpA-RNC (b)                                4,727             26
  Telecom Italia SpA (b)                                   53,973            491
  UniCredito Italiano SpA (b)                              55,117            263

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                  Van Kampen Active International Allocation 3

Van Kampen Active International Allocation

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                           Shares         Value
--------------------------------------------------------------------------------
Japan (22.3%)
  ACOM Co., Ltd.                                             2,160        $   78
  Advantest Corporation                                      1,800            80
  AEON Co., Ltd.                                             3,000            69
  AIFUL Corporation                                            300            13
  Ajinomoto Co., Inc.                                       17,000           163
  Alps Electric Co., Ltd.                                    3,000            38
  Amada Co., Ltd.                                            5,000            16
  Asahi Breweries, Ltd.                                      9,000            54
  Asahi Glass Company, Limited                              29,000           180
  Asahi Kasie Corporation                                   29,000            83
  Asatsu-DK Inc.                                               800            14
  BELLSYSTEM24, Inc.                                            60            10
  Benesse Corporation                                        1,500            26
  Bridgestone Corporation                                   19,000           258
  Canon Inc.                                                17,000           781
  CASIO Computer Co., Ltd.                                  10,000            64
  Central Japan Railway Company                                 37           265
  Chubu Electric Power Company,
    Incorporated                                             4,300            79
  Chugai Pharmaceutical Co., Ltd.                            7,500            85
  Citizen Watch Co., Ltd.                                    6,000            32
  Credit Saison Co., Ltd. (b)                                2,200            36
  CSK Corporation                                            1,000            27
  Dai Nippon Printing Co., Ltd.                             11,000           116
  Daicel Chemical Industries, Ltd.                           3,000            10
  Daiichi Pharmaceutical Co., Ltd.                           4,800            63
  Daikin Industries, Ltd.                                    3,000            55
  Dainippon Ink and Chemicals,
    Incorporated                                            17,000            34
  Daito Trust Construction Co., Ltd.                         2,700            57
  Daiwa House Industry Co., Ltd.                            15,000           103
  Daiwa Securities Group Inc.                               58,000           334
  Denki Kagaku Kogyo Kabushiki Kaisha                       10,000            28
  Denso Corporation                                         15,600           247
  Dowa Mining Co., Ltd.                                      5,000            19
  East Japan Railway Company                                    82           365
  Ebara Corporation                                          8,000            28
  Eisai Company, Ltd.                                        5,700           117
  FANUC LTD                                                  4,400           218
  Fast Retailing Co., Ltd.                                     100             3
  Fuji Photo Film Co., Ltd.                                 11,000           318
  Fuji Television Network, Inc.                                  3            11
  Fujikura Ltd.                                              4,000            13
  Fujisawa Pharmaceutical Company
    Limited                                                  3,000            56
  Fujitsu Limited                                           32,000           131
  Furukawa Electric Co., Ltd. (The)                         13,000            42
  Hankyu Department Stores, Inc.                             1,000             6
  Hirose Electric Co., Ltd.                                    700            58
  Hitachi, Ltd.                                             58,000           246
  Honda Motor Co., Ltd.                                     20,100           762
  Hoya Corporation                                           2,300           159
  Isetan Co., Ltd.                                           2,000            13
  Ishikawajima-Harima Heavy Industries
    Co., Ltd.                                               19,000            21
  ITOCHU Corporation                                        27,000            68
  Ito-Yokado Co., Ltd.                                       4,000            96
  Japan Airlines Company, Ltd. (b)                          22,000            48
  Japan Tobacco Inc.                                            13            70
  JFE Holdings, Inc.                                        10,600           159
  JGC Corporation                                            2,000            13
  JSR Corporation                                            3,000            36
  Kajima Corporation                                        27,000            64
  Kaken Pharmaceutical Co., Ltd.                             1,000             5
  Kaneka Corporation                                         5,000            31
  Kansai Electric Power Company,
    Incorporated (The)                                      21,900           346
  Kao Corporation                                           15,000           279
  Kawasaki Heavy Industries, Ltd.                           18,000            18
  Kawasaki Kisen Kaisha, Ltd.                                1,000             2
  Keihin Electric Express Railway Co., Ltd.                  9,000            44
  Keio Electric Railway Co., Ltd.                            4,000            18
  Keyence Corporation                                          660           121
  Kikkoman Corporation                                       2,000            13
  Kinki Nippon Railway Co., Ltd. (a)(b)                     37,000            96
  Kirin Brewery Company, Limited                            23,000           162
  Kokuyo Co., Ltd.                                           2,000            19
  Komatsu Ltd.                                              26,000           100
  Konami Company Ltd.                                        2,100            38
  Konica Corporation (b)                                     4,000            46
  Kubota Corporation                                        36,000            98
  Kuraray Co., Ltd.                                          9,000            59
  Kurita Water Industries Ltd.                               1,000            11
  Kyocera Corporation                                        3,600           206
  Kyowa Hakko Kogyo Co., Ltd.                                9,000            49
  Kyushu Electric Power Company,
    Incorporated                                             2,900            45
  Lawson, Inc.                                                 100             3
  Mabuchi Motor Co., Ltd.                                      700            54
  Marubeni Corporation (b)                                  29,000            38
  Marui Co., Ltd.                                            8,000            71
  Matsushita Electric Industrial Co., Ltd.                  45,902           455
  Matsushita Electric Works, Ltd.                            3,000            18
  Meiji Seika Kaisha, Ltd.                                   4,000            13
  Meitec Corporation                                           700            21
  Minebea Co., Ltd.                                          5,000            20
  Mitsubishi Chemical Corporation                           39,000            80
  Mitsubishi Corporation                                    27,000           188

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                  Van Kampen Active International Allocation 4

Van Kampen Active International Allocation

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                           Shares         Value
--------------------------------------------------------------------------------
Japan (continued)
  Mitsubishi Electric Corporation                          46,000        $   150
  Mitsubishi Estate Company, Limited                       23,000            156
  Mitsubishi Heavy Industries, Ltd.                        80,000            207
  Mitsubishi Logistics Corporation                          2,000             12
  Mitsubishi Rayon Company, Limited                        12,000             32
  Mitsui & Co., Ltd.                                       28,000            141
  Mitsui Chemicals, Inc.                                   12,000             56
  Mitsui Fudosan Co., Ltd.                                 15,000             96
  Mitsui Mining & Smelting Co., Ltd.                       14,000             41
  Mitsui O.S.K. Lines, Ltd.                                 2,000              6
  Mitsui Sumitomo Insurance Co., Ltd.                       2,000              9
  Mitsui Trust Holdings, Inc. (a)(b)                       25,000             55
  Murata Manufacturing Company, Ltd.                        4,500            177
  NEC Corporation (a)(b)                                   29,000            145
  NGK Insulators, Ltd.                                     10,000             56
  NGK Spark Plug Co., Ltd.                                  7,000             49
  Nidec Corporation                                           700             46
  Nikko Cordial Corporation                                21,000             84
  Nikon Corporation (a)                                     5,000             41
  Nintendo Co., Ltd.                                        2,700            197
  Nippon Express Co., Ltd.                                 22,000             85
  Nippon Meat Packers, Inc.                                 4,000             38
  Nippon Mining Holdings, Inc.                              7,500             16
  Nippon Oil Corporation                                   40,000            174
  Nippon Sheet Glass Company, Limited                       8,000             24
  Nippon Steel Corporation                                151,000            208
  Nippon Telegraph and Telephone
    Corporation                                               170            668
  Nippon Unipac Holding                                        20             78
  Nippon Yusen Kabushiki Kaisha                            28,000            109
  Nissan Chemical Industries, Ltd.                          3,000             16
  Nissan Motor Co., Ltd.                                   58,000            555
  Nisshin Seifun Group Inc.                                 2,000             14
  Nissin Food Products Co., Ltd.                            1,500             31
  Nitto Denko Corporation                                   3,500            115
  Nomura Securities Co., Ltd. (The)                        44,000            559
  NSK Ltd.                                                 16,000             51
  NTN Corporation                                           9,000             33
  NTT DATA Corporation                                         25             77
  NTT DoCoMo, Inc.                                            181            392
  Obayashi Corporation                                     11,000             34
  Oji Paper Co., Ltd.                                      28,000            123
  Oki Electric Industry Company, Limited (a)               14,000             40
  Olympus Optical Co., Ltd.                                 2,000             41
  Omron Corporation                                         5,000             84
  Onward Kashiyama Co., Ltd.                                4,000             32
  Oracle Corporation Japan                                    900             32
  Oriental Land Co., Ltd.                                   1,700             75
  ORIX Corporation                                          1,500             83
  Osaka Gas Co., Ltd.                                      54,000            134
  Pioneer Corporation                                       4,000             90
  Promise Company Limited                                   2,400             90
  Ricoh Company, Ltd.                                      13,000            213
  Rohm Company, Ltd.                                        2,000            218
  Sankyo Company, Ltd.                                     12,700            152
  SANYO Electric Co., Ltd.                                 41,000            140
  Secom Co., Ltd.                                           4,000            117
  Sekisui Chemical Co., Ltd.                                7,000             24
  Sekisui House, Ltd.                                      16,000            121
  Seven-Eleven Japan Co., Ltd.                              3,240             81
  Sharp Corporation                                        20,000            257
  Shimamura Co., Ltd.                                         300             17
  Shimano, Inc.                                             2,400             38
  Shimizu Corporation                                      21,000             58
  Shin-Etsu Chemical Co., Ltd.                              7,700            263
  Shionogi & Co., Ltd.                                      8,000            109
  Shiseido Company, Limited                                 9,000             88
  Showa Denko K.K. (a)                                      2,000              3
  Showa Shell Sekiyu K.K                                    4,000             29
  Skylark Co., Ltd.                                         3,000             36
  SMC Corporation                                           1,500            126
  SOFTBANK Corp.                                            4,400             83
  Sony Corporation (b)                                     17,300            487
  Stanley Electric Co., Ltd.                                1,000             14
  Sumitomo Bakelite Company Limited                         3,000             13
  Sumitomo Chemical Company, Limited                       33,000            104
  Sumitomo Corporation                                     17,000             79
  Sumitomo Electric Industries, Ltd.                       12,000             88
  Sumitomo Metal Industries, Ltd.                           6,000              4
  Sumitomo Metal Mining Co., Ltd.                          11,000             42
  Sumitomo Realty & Development Co., Ltd.                   1,000              4
  Sumitomo Trust and Banking Company,
    Limited (The)                                           7,000             24
  Taiheiyo Cement Corporation                               2,000              3
  Taisei Corporation                                        2,000              4
  Taisho Pharmaceutical Co., Ltd.                           8,000            116
  Taiyo Yuden Co., Ltd.                                     2,000             20
  Takara Holdings Inc.                                      2,000             11
  Takashimaya Company, Limited                              3,000             15
  Takeda Chemical Industries, Ltd.                         23,300            861
  Takefuji Corporation                                      2,560            133
  Takuma Co., Ltd.                                          1,000              5
  TDK Corporation                                           2,100            104
  Teijin Limited                                           20,000             50
  Teikoku Oil Co., Ltd.                                     3,000             10
  Terumo Corporation                                        4,900             81
  THK Co., Ltd.                                               400              5
  Tobu Railway Co., Ltd.                                   22,000             63

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                  Van Kampen Active International Allocation 5

Van Kampen Active International Allocation

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                           Shares         Value
--------------------------------------------------------------------------------
Japan (continued)
  Toho Co., Ltd.                                            1,900         $   17
  Tohoku Electric Power Company,
    Incorporated                                           10,600            157
  Tokyo Broadcasting System, Inc.                           2,000             24
  Tokyo Electron Limited                                    2,800            133
  Tokyo Gas Co., Ltd.                                      59,000            170
  Tokyu Corporation                                        23,000             74
  TonenGeneral Sekiyu K.K                                   2,000             14
  Toppan Printing Co., Ltd.                                10,000             72
  Toray Industries, Inc.                                   28,000             65
  Toshiba Corporation                                      55,000            189
  Tosoh Corporation                                        12,000             27
  Tostem Inax Holding Corporation                           4,000             58
  TOTO LTD                                                 12,000             71
  Toyko Electric Power Company,
    Incorporated (The)                                     31,100            595
  Toyo Seikan Kaisha, Ltd.                                  3,000             28
  Toyoda Gosei Co., Ltd.                                      200              4
  Toyota Industries Corporation (b)                         1,800             29
  Toyota Motor Corporation                                 63,100          1,636
  Trend Micro Incorporated (a)                                500              8
  Uni-Charm Corporation                                       900             39
  UNY Co., Ltd.                                             1,000              9
  Wacoal Corp.                                              1,000              8
  West Japan Railway Company                                    8             30
  World Co., Ltd.                                             600             11
  Yakult Honsha Co., Ltd.                                   2,000             27
  Yamada Denki Co., Ltd.                                      100              2
  Yamaha Corporation                                        2,000             27
  Yamaha Motor Co., Ltd.                                    1,000              8
  Yamanouchi Pharmaceutical Co., Ltd.                      11,300            295
  Yamato Transport Co., Ltd.                                6,000             66
  Yamazaki Baking Co., Ltd.                                 2,000             13
  Yasuda Fire & Marine Insurance
    Company, Limited (The)                                  1,000              5
  Yokogawa Electric Corporation                             1,000              8
Luxembourg (0.0%)
  Arcelor                                                   2,927             34
Netherlands (6.3%)
  ABN AMRO Holding NV (b)                                  28,376            543
  Akzo Nobel NV                                             2,446             65
  ASM Lithography Holding NV (a)                            1,062             10
  Corio NV                                                  2,915             94
  Elsevier NV                                              10,634            126
  Hagemeyer NV                                              1,558              6
  Heineken NV                                              13,784            490
  ING Groep NV                                             22,543            392
  Koninklijke KPN NV (a)                                   37,458            266
  Koninklijke Philips Electronics NV                       22,869            435
  Rodamco Europe NV                                         2,170            114
  Royal Dutch Petroleum Company                            61,088          2,839
  STMicroelectronics NV                                     1,287             27
  TPG NV                                                    8,896            155
  Unilever NV-CVA                                          18,911          1,016
  Vedior NV-CVA                                             3,110             28
  Wereldhave NV                                               690             43
  Wolters Kluwer NV (b)                                     5,866             71
New Zealand (0.0%)
  Carter Holt Harvey Limited                               14,900             16
  Telecom Corporation of New Zealand
    Limited                                                 4,719             14
Norway (0.3%)
  Dnb Holding ASA (b)                                       3,231             16
  Gjensidige NOR ASA                                          286             10
  Norsk Hydro ASA                                           3,738            184
  Norske Skogindustrier ASA                                 1,000             15
  Orkla ASA                                                 2,230             39
  Statoil ASA (b)                                           1,600             14
  Tandberg ASA (a)                                          1,400              7
  Tomra Systems ASA                                         1,081              5
Russia (1.2%)
  AO Mosenergo-ADR                                          9,200             68
  Lukoil Oil Company-ADR                                    2,900            229
  Mining and Metallurgical Company
    Norilsk Nickel-ADR (a)                                  4,000            137
  OAO Gazprom-ADR                                           1,800             34
  OAO Rostelecom-ADR                                        2,800             29
  RAO Unified Energy System of
    Russia-ADR                                             15,000            401
  Surgutneftegaz-ADR (b)                                    7,800            162
  Vimpel-Communications-ADR (a)                               600             28
  YUKOS Oil Company-ADR (b)                                 3,375            189
Singapore (1.5%)
  CapitaLand Limited                                       49,000             34
  Chartered Semiconductor Manufacturing
    Ltd. (a)                                                9,000              5
  City Developments Limited                                24,000             60
  Cycle & Carriage Limited                                  4,250             12
  DBS Group Holdings Ltd.                                  39,000            228
  Fraser and Neave Limited                                  8,000             39
  Haw Par Corporation Limited                               1,096              3
  Keppel Corporation Limited                               23,000             64
  Oversea-Chinese Banking Corporation
    Limited                                                38,000            216
  Overseas Union Enterprises Ltd.                           3,000             12
  SembCorp Industries Limited                              44,000             32
  Singapore Airlines Limited                               30,000            177

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                  Van Kampen Active International Allocation 6

Van Kampen Active International Allocation

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                           Shares         Value
--------------------------------------------------------------------------------
Singapore (continued)
  Singapore Press Holdings Limited                         13,000        $   135
  Singapore Technologies Engineering
    Limited                                                74,000             73
  Singapore Telecommunications Limited                    210,000            180
  United Overseas Bank Limited                             39,272            276
  United Overseas Land Limited                             21,000             25
  Venture Manufacturing (Singapore) Ltd.                    4,000             37
Spain (4.7%)
  Acciona SA                                                  148              7
  Acerinox, SA                                                426             16
  Acesa Infraestructuras, SA                                9,832            138
  ACS, Actividades de Construccion y
    Servicios SA (b)                                        1,699             73
  Altadis, SA (b)                                           9,584            246
  Amadeus Global Travel Distribution SA                    11,395             65
  Banco Bilbao Vizcaya Argentaria, SA                      51,235            539
  Banco Popular Espanol SA                                  1,760             89
  Banco Santander Central Hispano SA                       73,488            645
  Endesa SA (b)                                            20,598            345
  Fomento de Construcciones y Contratas, SA                 2,663             74
  Gas Natural SDG, SA                                      20,456            412
  Grupo Dragados                                            3,867             78
  Grupo Ferrovial, SA                                         319              9
  Iberdrola SA                                             19,739            342
  Inmobiliaria Colonial, SA                                 4,660             85
  Inmobiliria Urbis, SA                                     3,800             29
  Metrovacesa, SA                                           4,060            116
  Repsol-YPF, SA                                           20,864            339
  Sociedad General de Aguas de Barcelona, SA                3,076             42
  Telefonica SA (a)                                        85,401            993
  Union Electrica Fenosa, SA (b)                           17,774            301
  Vallehermoso, SA                                          5,158             57
Sweden (2.1%)
  Assa Abloy AB-Class B Free                                1,527             15
  Atlas Copco AB-A Shares                                   2,873             73
  Atlas Copco AB-B Shares                                   1,499             35
  Castellum AB                                              2,090             36
  Electrolux AB-Series B                                    7,240            143
  H & M Hennes & Mauritz AB                                17,980            414
  Holmen AB-B Shares                                        1,200             33
  JM AB                                                     1,510             16
  Nordea AB                                                45,237            218
  Sandvik AB                                                5,691            149
  Securitas AB-Class B                                      7,906             81
  Skandia Insurance Company, Ltd.                          13,824             37
  Skandinaviska Enskilda Banken AB (b)                      6,571             67
  Skanska AB-Class B                                       10,344             59
  SKF AB-Class B                                            1,808             52
  SSAB Svenstkt Stal AB                                     1,200             16
  Svenska Cellulosa AB-B Shares                             1,700             58
  Svenska Handelsbanken AB-A Shares                        13,760            225
  Swedish Match AB                                          4,800             36
  Tele2 AB-B Shares (a)(b)                                  1,000             37
  Telefonaktiebolaget LM Ericsson-Class B (a)             165,118            178
  Telia AB                                                 40,435            168
  Volvo AB-A Shares                                         1,162             24
  Volvo AB-B Shares                                         4,442             98
  WM-Data AB-B Shares (a)                                   5,400              8
Switzerland (7.5%)
  ABB Ltd (a)                                               5,874             19
  Adecco SA-Registered Shares                               3,210            132
  Centerpulse AG-Registered Shares (a)                         60             16
  Ciba Specialty Chemicals Holding
    Inc.-Registered Shares (a)                                600             36
  Clariant AG (a)                                           1,200             11
  Credit Suisse Group                                      19,381            511
  Givaudan SA-Registered Shares                               100             42
  Holcim Ltd.                                               1,000             37
  Kudelski SA-Bearer (a)                                      100              2
  Logitech International SA (a)                               340             13
  Lonza Group Ltd.-Registered Shares                          300             14
  Nestle SA-Registered Shares                               8,630          1,783
  Novartis AG                                              43,700          1,732
  PSP Swiss Property AG                                       250             30
  Roche Holding AG-Bearer (b)                               3,550            437
  Roche Holdings AG-Dividend Right
    Certificates                                           11,500            903
  Schindler Holding AG-Participation
    Certificates (a)                                           25              4
  SGS Societe Generale de Surveillance
    Holding SA                                                160             63
  Swatch Group AG (The)                                       600             11
  Swatch Group AG (The)-Class B                               600             54
  Swiss Reinsurance Company-Registered
    Shares                                                  4,925            273
  Swisscom AG-Registered Shares                               780            222
  Syngenta AG                                                 900             45
  UBS AG-Registered Shares                                 23,039          1,283
  Valora Holding AG                                            50             10
  Zurich Financial Services AG (a)                          2,197            262
United Kingdom (23.2%)
  AMEC PLC                                                  1,718              7
  Amersham PLC                                             12,836             96
  ARM Holdings PLC (a)                                      6,205              7
  AstraZeneca PLC                                          24,353            977
  BAA PLC                                                  21,357            173
  BAE Systems PLC                                         120,660            284
  Balfour Beatty PLC                                        1,890              6
  Barclays PLC                                             98,194            730

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                  Van Kampen Active International Allocation 7

Van Kampen Active International Allocation

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                           Shares         Value
--------------------------------------------------------------------------------
United Kingdom (continued)
  BG Group PLC                                            72,725       $     322
  BHP Billiton PLC                                        18,353              97
  BOC Group PLC (The)                                      4,092              53
  Boots Group PLC (The)                                    8,154              87
  BP PLC                                                 491,270           3,409
  BPB PLC                                                  4,099              21
  Brambles Industries PLC                                 17,360              47
  British Airways PLC (a)                                 29,216              73
  British American Tobacco, PLC                           25,803             293
  British Sky Broadcasting Group PLC (a)                  22,414             248
  BT Group PLC                                           168,725             568
  Bunzl PLC                                                3,934              28
  Cadbury Schweppes PLC                                   47,588             281
  Capita Group PLC (The)                                  16,836              63
  Carlton Communications, PLC                              7,568              19
  Carnival PLC                                             3,486             106
  Centrica PLC                                            34,734             101
  CGNU PLC                                                11,187              78
  Chubb PLC                                               16,229              20
  Compass Group PLC                                       43,062             232
  De La Rue PLC                                            9,076              35
  Diageo PLC                                              84,197             899
  Dixons Group PLC                                        34,209              75
  Electrocomponents PLC                                    2,122              11
  EMI Group PLC                                            9,592              19
  GKN PLC                                                 12,663              47
  GlaxoSmithKline PLC                                     99,607           2,011
  Granada PLC                                             33,550              50
  GUS PLC                                                 21,555             242
  Hanson PLC                                               5,893              33
  Hays PLC                                                40,586              64
  HBOS PLC                                                66,465             861
  Hilton Group PLC                                        41,603             126
  HSBC Holdings PLC                                      140,048           1,656
  IMI PLC                                                  1,854               9
  Imperial Chemical Industries PLC                         9,333              19
  Imperial Tobacco Group PLC                              11,477             205
  InterContinental Hotels Group PLC (a)                   18,603             132
  J Sainsbury PLC                                         19,080              80
  Johnson Matthey PLC                                      1,905              28
  Kelda Group PLC                                          8,558              60
  Kidde PLC                                                3,613               5
  Kingfisher PLC                                          23,414             107
  Legal & General Group PLC                               32,229              45
  Lloyds TSB Group PLC                                    82,736             588
  Logica PLC                                               5,214              12
  Marks and Spencer Group PLC                             44,854             234
  Misys PLC                                                9,515              40
  Mitchells & Butlers PLC (a)                             18,603              72
  National Grid Group PLC (The)                           52,827             358
  Pearson PLC                                              9,571              89
  Peninsular and Oriental Steam
    Navagation Company  (The)                             11,605              45
  Pilkington PLC                                           4,354               5
  Prudential PLC                                           9,898              60
  Reckitt Benckiser PLC                                   15,595             286
  Reed International PLC                                  15,214             127
  Rentokil Initial PLC                                    46,929             147
  Reuters Group PLC                                       17,374              50
  Rexam PLC                                                3,733              23
  Rio Tinto PLC-Registered Shares                          8,348             157
  RMC Group PLC                                            2,321              18
  Rolls-Royce Group PLC                                   57,078             121
  Royal & Sun Alliance Insurance Group PLC                 7,136              16
  Royal Bank of Scotland Group PLC (The)                  40,705           1,143
  Sage Group PLC (The)                                    17,484              47
  Scottish & Newcastle PLC                                 7,899              48
  Scottish and Southern Energy PLC                        72,293             745
  Scottish Power PLC                                      63,210             380
  Serco Group PLC                                         11,294              30
  Severn Trent PLC                                         7,570              85
  Shell Transport & Trading Company PLC                  104,241             688
  Smith & Nephew PLC                                       7,881              45
  Smiths Group PLC                                         2,690              31
  Tate & Lyle PLC                                          5,059              29
  Tesco PLC                                               69,997             253
  Unilever PLC                                            70,877             565
  Vodafone Group PLC                                   1,400,603           2,740
  Wolseley PLC                                             2,553              28
  WPP Group PLC                                           13,536             106
                                                                       ---------
Total Common Stocks (cost: $105,276)                                      98,742
                                                                       ---------

                                                          Principal       Value
--------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (5.8%)
Debt (4.2%)
Bank Notes (0.1%)
  National Bank of Commerce
    1.02%, due 10/21/2003                                    $115           $115
Commercial Paper (0.0%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                      46             46
Euro Dollar Overnight (0.0%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                      46             46
Euro Dollar Terms (1.5%)
  Bank of Montreal
    1.08%, due 07/02/2003                                      92             92
    1.15%, due 07/09/2003                                      26             26

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                  Van Kampen Active International Allocation 8

Van Kampen Active International Allocation

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                            Principal      Value
--------------------------------------------------------------------------------
Euro Dollar Terms (continued)
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                                     $230          $230
  BNP Paribas SA
    1.03%, due 07/21/2003                                      276           276
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                                      115           115
    1.23%, due 07/07/2003                                      299           299
  Danske Bank A/S
    1.04%, due 07/28/2003                                      230           230
  Royal Bank of Canada
    1.03%, due 07/07/2003                                      115           115
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                                      184           184
Master Notes (0.2%)
  Morgan Stanley Dean Witter & Co
    1.43%, due 09/26/2003                                      230           230
Medium Term Notes (0.3%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                                      230           230
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                       69            69
  Parkland (USA) LLC
    1.02%, due 11/26/2003                                       23            23
Repurchase Agreements (2.1%) (c)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                                      690           690
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                                      230           230
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                                      757           757
  Morgan Stanley Dean Witter & Co
    1.48%, due 07/01/2003                                      414           414

                                                 Shares        Value
--------------------------------------------------------------------------------
Investment Companies (1.6%)
Money Market Funds (1.6%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                                  666,544       $    667
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                                  176,418            176
  Merrimac Cash Series Fund-Premium Class
    1-day yield of 1.05%                                  862,499            862
                                                                       ---------
Total Security Lending Collateral (cost: $6,122)                           6,122
                                                                       ---------
Total Investment Securities (cost: $111,680)                            $105,157
                                                                       =========
SUMMARY:
  Investment securities, at value                            98.8%      $105,157
  Other assets in excess of liabilities                       1.2%         1,242
                                                          -------      ---------
  Net assets                                                100.0%      $106,399
                                                          =======      =========

                                                        Percentage of
                                                          Net Assets      Value
--------------------------------------------------------------------------------
INVESTMENTS BY INDUSTRY:

  Commercial Banks                                           13.3%       $14,106
  Pharmaceuticals                                             8.3%         8,784
  Telecommunications                                          8.0%         8,496
  Petroleum Refining                                          6.9%         7,347
  Electric Services                                           5.0%         5,316
  Food & Kindred Products                                     4.2%         4,460
  Oil & Gas Extraction                                        4.0%         4,213
  Chemicals & Allied Products                                 3.6%         3,820
  Automotive                                                  3.3%         3,539
  Electronic & Other Electric Equipment                       3.1%         3,345
  Real Estate                                                 1.9%         1,989
  Insurance                                                   1.7%         1,786
  Beverages                                                   1.6%         1,703
  Computer & Office Equipment                                 1.6%         1,687
  Transportation & Public Utilities                           1.4%         1,477
  Industrial Machinery & Equipment                            1.2%         1,329
  Security & Commodity Brokers                                1.0%         1,113
  Construction                                                1.0%         1,110
  Communications Equipment                                    1.0%         1,089
  Electronic Components & Accessories                         0.9%         1,010
  Gas Production & Distribution                               0.9%           979
  Metal Mining                                                0.9%           978
  Holding & Other Investment Offices                          0.9%           976
  Life Insurance                                              0.9%           954
  Printing & Publishing                                       0.8%           873
  Tobacco Products                                            0.8%           850
  Food Stores                                                 0.8%           812
  Business Services                                           0.7%           743
  Beer, Wine & Distilled Beverages                            0.7%           732
  Instruments & Related Products                              0.7%           710
  Computer & Data Processing Services                         0.7%           698
  Electric, Gas & Sanitary Services                           0.6%           668
  Primary Metal Industries                                    0.6%           638
  Stone, Clay & Glass Products                                0.6%           608
  Wholesale Trade Durable Goods                               0.6%           600
  Aerospace                                                   0.5%           572
  Retail Trade                                                0.5%           549
  Motion Pictures                                             0.5%           529
  Communication                                               0.5%           517
  Radio & Television Broadcasting                             0.5%           500
  Paper & Allied Products                                     0.5%           495
  Apparel & Accessory Stores                                  0.4%           431
  Restaurants                                                 0.4%           427
  Department Stores                                           0.4%           392
  Air Transportation                                          0.4%           382
  Apparel Products                                            0.3%           358
  Rubber & Misc. Plastic Products                             0.3%           342
  Machinery, Equipment & Supplies                             0.3%           321
  Fabricated Metal Products                                   0.3%           271

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                  Van Kampen Active International Allocation 9

Van Kampen Active International Allocation

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                      Percentage of
                                                         Net Assets      Value
--------------------------------------------------------------------------------
INVESTMENTS BY INDUSTRY (continued):

  Medical Instruments & Supplies                             0.3%       $    270
  Hotels & Other Lodging Places                              0.2%            249
  Water Transportation                                       0.2%            249
  Amusement & Recreation Services                            0.2%            242
  Personal Services                                          0.2%            237
  Personal Credit Institutions                               0.2%            224
  Railroads                                                  0.2%            210
  Trucking & Warehousing                                     0.2%            207
  Manufacturing Industries                                   0.2%            178
  Transportation Equipment                                   0.1%            151
  Textile Mill Products                                      0.1%            126
  Wholesale Trade Nondurable Goods                           0.1%            112
  Residential Building Construction                          0.1%            103
  Management Services                                        0.1%             96
  Lumber & Wood Products                                     0.1%             91
  Drug Stores & Proprietary Stores                           0.1%             87
  Engineering & Management Services                          0.1%             81
  Variety Stores                                             0.1%             75
  Metal Cans & Shipping Containers                           0.1%             73
  Research & Testing Services                                0.1%             63
  Paperboard Containers & Boxes                              0.0%             52
  Motor Vehicles, Parts & Supples                            0.0%             47
  Health Services                                            0.0%             39
  Lumber & Construction Materials                            0.0%             28
  Mining                                                     0.0%             28
  Educational Services                                       0.0%             26
  Leather & Leather Products                                 0.0%             20
  Services, Net Elsewhere Classified                         0.0%             17
  Petroleum & Petroleum Products                             0.0%             16
  Automotive Dealers & Service Stations                      0.0%             12
  Radio, Television & Computer Stores                        0.0%              2
                                                          ------       ---------
  Investment securities, at value                           93.0%         99,035
  Short-term Investments                                     5.8%          6,122
  Other assets in excess of liabilities                      1.2%          1,242
                                                          ------       ---------
  Net assets                                               100.0%       $106,399
                                                          ======       =========

                    FORWARD FOREIGN CURRENCY CONTRACTS:
----------------------------------------------------------------------------
                                                                   Net
                                                Amount in       Unrealized
                       Bought    Settlement    U.S. Dollars    Appreciation
Currency               (Sold)       Date      Bought (Sold)   (Depreciation)
----------------------------------------------------------------------------
Australian Dollar       4,597   07/10/2003      $  2,775        $   308
Australian Dollar      (4,597)  07/10/2003        (2,959)          (124)
Euro Dollar            (1,304)  07/03/2003        (1,400)           (99)
Euro Dollar             1,304   07/03/2003         1,399            100
Euro Dollar             5,589   09/10/2003         6,527           (116)
Euro Dollar            (1,122)  09/10/2003        (1,278)            (9)
Japanese Yen           86,680   09/10/2003           737            (12)
                                                --------        -------
                                                $  5,801        $    48
                                                ========        =======

                          FUTURES CONTRACTS (d):
--------------------------------------------------------------------------
                                                                 Net
                                                              Unrealized
                                  Settlement                 Appreciation
                      Contracts      Date        Amount     (Depreciation)
--------------------------------------------------------------------------

Dow Jones Euro
  STOXX 50                32     09/19/2003     $    893       $ (28)
German Stock Index         3     09/19/2003          278          (7)
IBEX 35 Index             27     07/18/2003        2,105         (34)
Milan MIB 30 Index        12     09/19/2003        1,735         (32)
Tokyo Price Index         10     09/11/2003          753          22
                                                --------       -----
                                                $  5,764       $ (79)
                                                ========       =====

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $5,754.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $2,124.

(d) At June 30, 2003, cash in the amount of $800 is segregated with the custodian to cover margin requirements for open futures contracts.

DEFINITIONS:

ADR American Depositary Receipt
CVA Certificaaten van aandelen (share certificates)
RNC Saving Non-Convertible Shares

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                  Van Kampen Active International Allocation 10

Van Kampen Active International Allocation

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $111,680)
     (including $5,754 of securities loaned)                          $ 105,157
  Cash                                                                    6,788
  Foreign cash (cost: $143)                                                 143
  Receivables:
     Investment securities sold                                             192
     Interest                                                                 2
     Dividends                                                              237
     Dividend reclaims receivable                                           106
     Unrealized appreciation on forward foreign
       currency contracts                                                   408
  Other                                                                      29
                                                                      ---------
                                                                        113,062
                                                                      ---------
Liabilities:
  Accounts payable and accrued liabilities:
     Management and advisory fees                                            85
  Payable for securities on loan                                          6,122
  Unrealized depreciation on forward foreign
     currency contracts                                                     360
  Variation margin                                                           74
  Other                                                                      22
                                                                      ---------
                                                                          6,663
                                                                      ---------
Net Assets                                                            $ 106,399
                                                                      =========
Net Assets Consist of:
  Capital stock, 50,000 shares authorized ($.01 par value)            $     132
  Additional paid-in capital                                            156,241
  Undistributed net investment income (loss)                              2,364
  Accumulated net realized gain (loss) from investment
     securities, futures contracts and foreign currency
     transactions                                                       (45,794)
  Net unrealized appreciation (depreciation) on:
     Investment securities                                               (6,523)
     Futures contracts                                                      (79)
     Translation of assets and liabilities denominated in
       foreign currencies                                                    58
                                                                      ---------
Net Assets                                                            $ 106,399
                                                                      =========
Shares Outstanding:
  Initial Class                                                          13,149
  Service Class                                                               4
Net Asset Value and Offering Price Per Share:
  Initial Class                                                       $    8.09
  Service Class                                                            8.09

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)


Investment Income:
  Interest                                                              $    14
  Dividends                                                               1,951
  Income from loaned securities-net                                          25
     Less withholding taxes on foreign dividends                           (244)
                                                                         ------
                                                                          1,746
                                                                         ------
Expenses:
  Management and advisory fees                                              440
  Transfer agent fees                                                         1
  Printing and shareholder reports                                           15
  Custody fees                                                               93
  Administration fees                                                        13
  Legal fees                                                                  1
  Auditing and accounting fees                                                6
  Directors fees                                                              2
  Other fees                                                                  2
                                                                         ------
  Total expenses                                                            573
     Less Advisory fee waiver                                               (90)
                                                                         ------
  Net expenses                                                              483
                                                                         ------
Net Investment Income (Loss)                                              1,263
                                                                         ------
Net Realized Gain (Loss) from:
  Investment securities                                                  (4,341)
  Futures contracts                                                          61
  Foreign currency transactions                                             531
                                                                         ------
                                                                         (3,749)
                                                                         ------
Net Increase (Decrease) in Unrealized Appreciation
  (Depreciation) on:
  Investment securities                                                   9,057
  Futures contracts                                                         (26)
  Translation of assets and liabilities denominated
     in foreign currency                                                    (67)
                                                                         ------
                                                                          8,964
                                                                         ------
Net Gain (Loss) on Investment Securities, Futures
  Contracts, and Foreign Currency Transactions                            5,215
                                                                         ------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                       $ 6,478
                                                                         ======

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                  Van Kampen Active International Allocation 11

Van Kampen Active International Allocation

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                     June 30,
                                                       2003         December 31,
                                                    (unaudited)         2002
                                                    -----------     -----------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                        $   1,263       $   1,135
  Net realized gain (loss) from
     investment securities, futures
     contracts, and foreign currency
     transactions                                        (3,749)        (29,874)
  Net unrealized appreciation
     (depreciation) on investment
     securities, futures contracts, and
     foreign currency translation                         8,964           9,461
                                                      ---------        --------
                                                          6,478         (19,278)
                                                      ---------        --------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --            (218)
     Service Class                                           --              --
                                                      ---------        --------
                                                             --            (218)
                                                      ---------        --------
  From net realized gains:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------        --------
                                                             --              --
                                                      ---------        --------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                       26,258         201,897
     Service Class                                           27              --
                                                      ---------        --------
                                                         26,285         201,897
                                                      ---------        --------
  Dividends and distributions reinvested:
     Initial Class                                           --             218
     Service Class                                           --              --
                                                      ---------        --------
                                                             --             218
                                                      ---------        --------
  Cost of shares redeemed:
     Initial Class                                      (27,420)       (205,549)
     Service Class                                           --              --
                                                      ---------        --------
                                                        (27,420)       (205,549)
                                                      ---------        --------
                                                         (1,135)         (3,434)
                                                      ---------        --------
Net increase (decrease) in net assets                     5,343         (22,930)
                                                      ---------        --------
Net Assets:
  Beginning of period                                   101,056         123,986
                                                      ---------        --------
  End of period                                       $ 106,399       $ 101,056
                                                      =========        ========
Undistributed Net Investment
  Income (Loss)                                       $   2,364       $   1,101
                                                      =========        ========
Share Activity:
  Shares issued:
     Initial Class                                        3,530          23,402
     Service Class                                            4              --
                                                          -----         -------
                                                          3,534          23,402
                                                          -----          ------
  Shares issued-reinvested from distributions:
     Initial Class                                           --              27
     Service Class                                           --              --
                                                          -----         -------
                                                             --              27
                                                          -----          ------
  Shares redeemed:
     Initial Class                                       (3,697)        (23,652)
     Service Class                                           --              --
                                                         ------        --------
                                                         (3,697)        (23,652)
                                                         ------         -------
Net increase (decrease) in shares
  outstanding                                              (163)           (223)
                                                         ======         =======

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003

                  Van Kampen Active International Allocation 12

Van Kampen Active International Allocation

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
--------------------------------------------------------------------------------------
Initial Class   06/30/2003     $  7.59      $   0.10         $   0.40       $   0.50
                12/31/2002        9.16          0.08            (1.63)         (1.55)
                12/31/2001       15.18          0.03            (3.09)         (3.06)
                12/31/2000       20.88          0.03            (3.68)         (3.65)
                12/31/1999       16.19          0.10             5.02           5.12
                12/31/1998       14.21          0.12             2.08           2.20
--------------------------------------------------------------------------------------
Service Class   06/30/2003        7.50          0.04             0.55           0.59
--------------------------------------------------------------------------------------

                For a share outstanding throughout each period (a)
                ---------------------------------------------------
                             Distributions
                ----------------------------------------
                                                          Net Asset
                  From Net     From Net                    Value,
                 Investment    Realized       Total          End
                   Income       Gains     Distributions   of Period
-------------------------------------------------------------------
Initial Class    $      --    $      --     $      --     $   8.09
                     (0.02)          --         (0.02)        7.59
                        --        (2.96)        (2.96)        9.16
                     (0.03)       (2.02)        (2.05)       15.18
                     (0.26)       (0.17)        (0.43)       20.88
                     (0.11)       (0.11)        (0.22)       16.19
-------------------------------------------------------------------
Service Class           --           --            --         8.09
-------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
-------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003            6.59%        $ 106,370        0.99%        1.17%            2.57%            23%
                12/31/2002          (16.97)          101,056        1.17         1.17             1.01            118
                12/31/2001          (22.96)          123,986        1.01         1.09             0.26             39
                12/31/2000          (18.26)          186,664        0.98         1.07             0.15             63
                12/31/1999           32.35           228,655        0.91         1.00             0.73             30
                12/31/1998           15.44           184,856        0.98         1.10             0.76             21
-------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            7.87                29        1.28         1.83             2.78             23
-------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-April 8, 1991
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001 and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                  Van Kampen Active International Allocation 13

Van Kampen Active International Allocation

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Van Kampen Active International Allocation ("the Fund"), part of ATSF, began operations as T. Rowe Price International Stock Portfolio a part of the Endeavor Series Trust on April 8, 1991. The Fund became part of ATSF on May 1, 2002.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain in the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                  Van Kampen Active International Allocation 14

Van Kampen Active International Allocation

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward currency contracts at June 30, 2003, are listed in the Schedule of Investments.

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

The underlying face amounts of open futures contracts at June 30, 2003, are listed in the Schedule of Investments. The variation margin payable is included in the accompanying Statement of Assets and Liabilities. Variation margin payable represents additional payments due in order to maintain the equity account at the required margin level.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.90% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit implemented on January 1, 2003:

    0.99% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                 Van Kampen Active International Allocation 15

Van Kampen Active International Allocation

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $3. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                    $20,863
  U.S. Government                                                             --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                     21,267
  U.S. Government                                                             --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

         Capital Loss
         Carryforward                                  Available through
        --------------                                ------------------

          $    5,281                                  December 31, 2009
              28,603                                  December 31, 2010

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002 of $2,137 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                $ 118,036
                                                                      =========
Unrealized Appreciation                                               $   3,717
Unrealized (Depreciation)                                               (16,596)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $ (12,879)
                                                                      =========


AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                  Van Kampen Active International Allocation 16

Van Kampen Asset Allocation

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                           Principal      Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (5.1%)
  U.S. Government Strips
    Zero Coupon, due 05/15/2011                             $ 2,400      $ 1,836
  U.S. Treasury Bond
    5.00%, due 08/15/2011                                     3,400        3,814
    8.13%, due 08/15/2019 (b)                                 1,200        1,736
    8.13%, due 08/15/2021                                       675          987
    7.63%, due 02/15/2025 (b)                                   150          213
  U.S. Treasury Note
    7.88%, due 11/15/2004                                     3,650        3,983
                                                                       ---------
Total U.S. Government Obligations (cost: $11,938)                         12,569
                                                                       ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS (18.7%)
  Fannie Mae
    5.50%, due 06/25/2008                                         8            8
    2.12%, due 10/25/2042 (e)                                   357          358
  Fannie Mae-Conventional Pool
   10.00%, due 11/01/2018                                       156          178
   11.00%, due 09/01/2019                                       178          206
    9.00%, due 07/01/2025                                       213          237
    7.00%, due 04/01/2026                                       114          120
    9.00%, due 04/01/2026                                       186          207
    8.00%, due 10/01/2029                                       377          407
    8.00%, due 01/01/2030                                       363          391
    7.50%, due 02/01/2030                                       210          223
    8.00%, due 03/01/2030                                         4            4
    8.00%, due 03/01/2030                                        54           58
    8.00%, due 04/01/2030                                         2            2
    9.50%, due 04/01/2030                                       385          428
    7.50%, due 05/01/2030                                       344          366
    7.50%, due 06/01/2030                                         1            1
    7.50%, due 06/01/2030                                        10           11
    8.00%, due 06/01/2030                                        10           11
    8.00%, due 06/01/2030                                       161          173
    7.50%, due 07/01/2030                                         9            9
    8.00%, due 07/01/2030                                        10           11
    8.50%, due 07/01/2030                                        18           19
    8.00%, due 07/01/2030                                        27           29
    8.50%, due 07/01/2030                                        78           84
    8.00%, due 07/01/2030                                        85           92
    8.50%, due 07/01/2030                                       158          170
    8.00%, due 08/01/2030                                         4            4
    8.00%, due 08/01/2030                                        61           66
    8.00%, due 09/01/2030                                        71           77
    8.50%, due 09/01/2030                                        93          100
    8.00%, due 10/01/2030                                       127          137
    8.50%, due 10/01/2030                                       163          175
    8.00%, due 12/01/2030                                        18           20
    8.50%, due 12/01/2030                                        47           50
    7.50%, due 12/01/2030                                       116          123
    8.50%, due 12/01/2030                                       203          218
    8.00%, due 01/01/2031                                        41           44
    8.00%, due 01/01/2031                                        74           80
    8.50%, due 01/01/2031                                       140          151
    8.00%, due 01/01/2031                                       246          265
    8.00%, due 02/01/2031                                        73           79
    8.00%, due 02/01/2031                                       290          312
    7.50%, due 03/01/2031                                        14           15
    8.00%, due 04/01/2031                                       149          160
    7.50%, due 07/01/2031                                        18           19
    8.00%, due 08/01/2031                                        20           22
    8.00%, due 11/01/2031                                       274          296
    7.00%, due 01/01/2032                                       900          948
    7.00%, due 02/01/2032                                     2,165        2,281
    7.00%, due 02/01/2032                                     2,220        2,339
    7.00%, due 04/01/2032                                       506          533
    7.00%, due 04/01/2032                                       509          536
    7.00%, due 04/01/2032                                       912          960
    7.50%, due 05/01/2032                                        13           14
    7.00%, due 05/01/2032                                       199          209
    7.00%, due 07/01/2032                                       980        1,032
    7.00%, due 10/01/2032                                        24           26
  Fannie Mae-July TBA
    4.50%, due 07/01/2018                                     1,200        1,224
    5.00%, due 07/01/2018                                     1,200        1,239
    5.50%, due 07/01/2018                                     1,450        1,506
    5.50%, due 07/01/2033                                     1,200        1,240
    6.00%, due 07/01/2033                                     2,350        2,443
  Freddie Mac-Conventional Pool
    9.50%, due 01/01/2017                                       149          165
  Freddie Mac-Gold Pool
   11.50%, due 05/01/2020                                       167          190
    7.50%, due 11/01/2029                                       170          181
    8.50%, due 03/01/2030                                       157          168
    8.00%, due 06/01/2030                                        16           17
    8.50%, due 08/01/2030                                        36           39
    8.50%, due 08/01/2030                                        50           53
    8.00%, due 09/01/2030                                        43           46
    8.50%, due 10/01/2030                                       109          116
    8.00%, due 11/01/2030                                        83           89
    7.50%, due 06/01/2031                                       619          658
    8.50%, due 07/01/2031                                       315          337
    7.50%, due 09/01/2031                                       267          283
    7.50%, due 12/01/2031                                        67           71
    7.50%, due 03/01/2032                                       370          393
    7.50%, due 05/01/2032                                       138          147
    7.50%, due 06/01/2032                                       267          284
  Freddie Mac-July TBA
    5.00%, due 07/01/2018                                       600          620

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          Van Kampen Asset Allocation 1

Van Kampen Asset Allocation

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                           Principal       Value
--------------------------------------------------------------------------------
  Freddie Mac-July TBA (continued)
    6.50%, due 07/01/2031                                   $11,400      $11,863
    7.50%, due 07/01/2033                                     2,650        2,817
  Ginnie Mae-FHA/VA Pool
   10.50%, due 12/15/2014                                        95          109
    9.50%, due 04/15/2017                                        14           16
    9.50%, due 05/15/2017                                        28           31
    9.50%, due 08/15/2017                                        76           85
   10.00%, due 08/15/2017                                       176          202
    9.50%, due 10/15/2017                                        31           34
    9.50%, due 11/15/2017                                        25           28
    9.50%, due 12/15/2017                                       142          160
    9.50%, due 07/15/2018                                        35           40
    9.50%, due 10/15/2018                                       130          146
    9.50%, due 09/15/2019                                        51           57
    9.00%, due 12/15/2019                                       123          138
    9.50%, due 06/15/2020                                       149          168
   10.00%, due 12/15/2020                                       193          222
    9.50%, due 12/15/2021                                       166          187
   10.00%, due 07/15/2022                                       155          179
   10.00%, due 02/15/2025                                        95          110
  Ginnie Mae-July TBA
    6.00%, due 07/01/2033                                       500          524
  Ginnie Mae-September TBA
    5.50%, due 09/01/2033                                     1,150        1,189
  Ginnie Mae-Variable Rate (f)
    4.38%, due 02/20/2025                                        56           58
    4.38%, due 03/20/2025                                       169          174
    5.38%, due 04/20/2025                                        20           21
    5.38%, due 05/20/2025                                        21           22
    5.38%, due 06/20/2025                                        93           97
    5.38%, due 06/20/2025                                       162          168
    5.75%, due 07/20/2025                                        77           78
    5.75%, due 09/20/2027                                        42           43
    5.63%, due 10/20/2027                                        29           30
    5.63%, due 11/20/2027                                        61           62
    5.63%, due 12/20/2027                                        20           21
                                                                       ---------
Total U.S. Government Agency Obligations (cost: $45,389)                  45,682
                                                                       ---------
ASSET-BACKED SECURITIES (2.4%)
  American Express Credit Account Master Trust
    5.53%, due 10/15/2008                                       450          492
  BMW Vehicle Owner Trust 2002-A
    2.83%, due 12/27/2004                                       111          111
  Chase Credit Card Master Trust
    5.50%, due 11/17/2008                                       525          577
  Chase Manhattan Auto Owner Trust 2002-A
    2.63%, due 10/15/2004                                        65           65
  Citibank Credit Card Issuance Trust
    7.45%, due 09/15/2007                                       185          205
    6.88%, due 11/16/2009                                       770          904
  DaimlerChrysler Auto Trust
    7.23%, due 01/06/2005                                       283          289
  DaimlerChrysler Auto Trust 2000-C
    6.82%, due 09/06/2004                                        33           33
  DaimlerChrysler Auto Trust 2000-E
    6.11%, due 11/08/2004                                       189          191
  DaimlerChrysler Auto Trust 2001-C
    3.71%, due 07/06/2004                                        37           37
  DaimlerChrysler Auto Trust 2002-A
    2.90%, due 12/06/2004                                       400          401
  Ford Credit Auto Owner Trust 2000-E
    6.74%, due 06/15/2004                                        36           36
  Ford Credit Auto Owner Trust 2002-B
    2.97%, due 06/15/2004                                       143          143
  Harley-Davidson Motorcycle Trust
    1.56%, due 05/15/2007                                       244          245
  Honda Auto Receivables 2000-1 Owner Trust
    6.62%, due 07/15/2004                                        41           41
  Honda Auto Receivables 2002-2 Owner Trust
    2.91%, due 09/15/2004                                       261          261
  Honda Auto Receivables Owner
    Trust-Series 2003-1
    1.46%, due 09/19/2005                                       300          300
  MBNA Master Credit Card Trust 1999-B
    5.90%, due 08/15/2011                                       285          327
  MBNA Master Credit Card Trust 2000-A
    7.35%, due 07/16/2007                                       540          591
  MBNA Master Credit Card Trust 2000-I
    6.90%, due 01/15/2008                                       270          299
  Nissan Auto Receivables 2000-C Owner Trust
    6.72%, due 08/16/2004                                        18           18
  Nissan Auto Receivables 2001-C Owner Trust
    4.80%, due 02/15/2007                                       325          339
                                                                       ---------
Total Asset-Backed Securities (cost: $5,538)                               5,905
                                                                       ---------
CORPORATE DEBT SECURITIES (8.3%)
Aerospace (0.2%)
  Boeing Company (The)
    6.10%, due 03/01/2011                                        60           66
    6.63%, due 02/15/2038                                        70           77
  Goodrich Corporation
    7.63%, due 12/15/2012                                        40           46
  Lockheed Martin Corporation
    7.75%, due 05/01/2026                                        95          119
    8.50%, due 12/01/2029                                        50           68
Air Transportation (0.3%)
  America West Airlines, Inc.
    7.10%, due 04/02/2021                                       263          274

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          Van Kampen Asset Allocation 2

Van Kampen Asset Allocation

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                           Principal       Value
--------------------------------------------------------------------------------
Air Transportation (continued)
  Continental Airlines, Inc.
    6.65%, due 09/15/2017                                     $ 83          $ 80
    6.55%, due 02/02/2019                                      152           148
  Southwest Airlines Co.
    5.50%, due 11/01/2006                                      105           114
Automotive (0.3%)
  DaimlerChrysler North America Holding
    Corporation
    8.50%, due 01/18/2031                                      100           118
  Ford Motor Company
    6.63%, due 10/01/2028                                      380           316
  General Motors Corporation (e)
    8.38%, due 07/15/2033                                       75            74
  Honeywell International Inc.
    6.13%, due 11/01/2011                                      160           182
Business Credit Institutions (0.0%)
  Boeing Capital Corporation (b)
    5.80%, due 01/15/2013                                       35            38
  Ford Motor Credit Company
    7.25%, due 10/25/2011                                       80            82
Business Services (0.1%)
  Clear Channel Communications, Inc.
    7.65%, due 09/15/2010                                      135           162
Chemicals & Allied Products (0.0%)
  Monsanto Company
    7.38%, due 08/15/2012                                       55            66
Commercial Banks (0.4%)
  Bank One Corporation
    6.00%, due 02/17/2009                                      185           209
  Citicorp
    6.38%, due 11/15/2008                                      285           328
  MBNA Corporation
    6.13%, due 03/01/2013                                      150           163
  Morgan Chase & Co. (J.P.)
    6.00%, due 02/15/2009                                      175           197
Communication (0.2%)
  Comcast Corporation
    6.50%, due 01/15/2015                                       40            45
  Cox Communications, Inc.
    7.13%, due 10/01/2012                                       85           102
  Liberty Media Corporation
    5.70%, due 05/15/2013                                       85            86
  TCI Communications, Inc.
    7.88%, due 02/15/2026                                      130           152
Computer & Data Processing Services (0.0%)
  Electronic Data Systems
    Corporation-144A
    6.00%, due 08/01/2013                                       55            54
Construction (0.0%)
  Centex Corporation
    7.88%, due 02/01/2011                                       50            60
  Pulte Homes, Inc.
    6.38%, due 05/15/2033                                       40            40
Department Stores (0.1%)
  Federated Department Stores, Inc.
    8.50%, due 06/01/2010                                       80           100
    6.90%, due 04/01/2029                                       50            56
  May Department Stores Company (The)
    9.75%, due 02/15/2021                                       14            18
    6.70%, due 09/15/2028                                      145           155
Electric Services (0.1%)
  Appalachian Power Company
    5.95%, due 05/15/2033                                       20            20
  Columbus Southern Power
    Company-144A
    6.60%, due 03/01/2033                                       50            55
  Constellation Energy Group, Inc.
    7.60%, due 04/01/2032                                       85           102
  Detroit Edison Company (The)
    6.13%, due 10/01/2010                                       55            63
  Duke Energy Corporation
    4.50%, due 04/01/2010                                       30            31
  Florida Power & Light Company
    4.85%, due 02/01/2013                                       25            26
  Ohio Power Company-144A
    6.60%, due 02/15/2033                                       35            39
Electric, Gas & Sanitary Services (0.1%)
  Cincinnati Gas & Electric Company (The)
    5.70%, due 09/15/2012                                       50            55
    5.40%, due 06/15/2033                                       25            24
    5.38%, due 06/15/2033                                       20            19
  Exelon Corporation
    6.75%, due 05/01/2011                                       45            52
  Public Service Electric and Gas Company
    5.00%, due 01/01/2013                                       60            63
  Sempra Energy
    6.00%, due 02/01/2013                                       30            33
  South Carolina Electric & Gas Company
    5.30%, due 05/15/2033                                       30            30
  Wisconsin Energy Corporation
    6.20%, due 04/01/2033                                       25            27

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          Van Kampen Asset Allocation 3

Van Kampen Asset Allocation

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                           Principal     Value
--------------------------------------------------------------------------------
Electronic & Other Electric Equipment (0.0%)
  Cooper Industries, Ltd.
    5.25%, due 07/01/2007                                   $   85        $   92
Environmental Services (0.0%)
  Waste Management, Inc.
    6.88%, due 05/15/2009                                       65            76
Food & Kindred Products (0.0%)
  Altria Group, Inc.
    7.75%, due 01/15/2027                                       20            21
  Kraft Foods, Inc.
    5.63%, due 11/01/2011                                       15            16
    6.25%, due 06/01/2012                                       55            62
Food Stores (0.1%)
  Albertson's, Inc.
    7.50%, due 02/15/2011                                       75            88
    7.45%, due 08/01/2029                                       15            17
  Kroger Co. (The)
    7.70%, due 06/01/2029                                      185           223
Gas Production & Distribution (0.0%)
  Consolidated Natural Gas Company
    6.25%, due 11/01/2011                                       80            92
Holding & Other Investment Offices (3.0%)
  Boston Properties, Inc.
    6.25%, due 01/15/2013                                       50            55
  EOP Operating Limited Partnership
    7.25%, due 06/15/2028                                      100           112
    7.50%, due 04/19/2029                                       45            52
  Simon Property Group, Inc.
    6.38%, due 11/15/2007                                      115           128
    6.35%, due 08/28/2012                                       50            55
  TRAINS BBB-5-2002 (e)(f)
    6.54%, due 08/15/2008                                    1,680         1,876
  TRAINS HY-2003-1-144A (e)(f)
    8.66%, due 05/15/2013                                    4,396         4,836
  Vornado Realty Trust
    5.63%, due 06/15/2007                                       60            64
Hotels & Other Lodging Places (0.1%)
  Hyatt Equities LLC-144A
    6.88%, due 06/15/2007                                       95            99
  Marriott International, Inc.
    7.00%, due 01/15/2008                                      200           229
Instruments & Related Products (0.0%)
  Raytheon Company
    8.30%, due 03/01/2010                                       50            61
Insurance (0.5%)
  Aetna Inc.
    7.88%, due 03/01/2011                                      160           194
  Anthem Insurance Companies, Inc.-144A
    9.00%, due 04/01/2027                                      130           175
  CIGNA Corporation
    7.00%, due 01/15/2011                                       55            63
  Farmers Exchange Capital Insurance-144A
    7.05%, due 07/15/2028                                      640           575
  Florida Windstorm Underwriting
    Association-144A
    7.13%, due 02/25/2019                                      100           119
  WellPoint Health Networks Inc.
    6.38%, due 06/15/2006                                       90           101
Life Insurance (1.1%)
  AIG SunAmerica Global Financing VI-144A
    6.30%, due 05/10/2011                                      390           447
  AXA Financial, Inc.
    6.50%, due 04/01/2008                                      170           194
  Hartford Life, Inc.
    7.65%, due 06/15/2027                                      205           247
  John Hancock Financial Services, Inc.-144A
    7.38%, due 02/15/2024                                      250           295
  MetLife, Inc.-144A
    7.45%, due 11/01/2023                                      250           264
  Nationwide Mutual Life Insurance
    Company-144A
    8.25%, due 12/01/2031                                      300           371
  Prudential Holdings LLC-144A
    7.25%, due 12/18/2023                                      415           489
    8.70%, due 12/18/2023                                      210           266
Lumber & Other Building Materials (0.1%)
  Lowe's Companies, Inc.
    6.88%, due 02/15/2028                                      105           123
Lumber & Wood Products (0.1%)
  Masco Corporation
    6.50%, due 08/15/2032                                       45            50
  Weyerhaeuser Company
    6.75%, due 03/15/2012                                      115           131
Mortgage Bankers & Brokers (0.1%)
  Countrywide Home Loans, Inc.
    3.25%, due 05/21/2008                                      125           126
Motion Pictures (0.0%)
  AOL Time Warner Inc.
    6.63%, due 05/15/2029                                       35            36
    7.70%, due 05/01/2032                                       45            53
Oil & Gas Extraction (0.1%)
  Devon Financing Corporation, ULC
    6.88%, due 09/30/2011                                       15            18
    7.88%, due 09/30/2031                                       35            44

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          Van Kampen Asset Allocation 4

Van Kampen Asset Allocation

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                           Principal     Value
--------------------------------------------------------------------------------
Oil & Gas Extraction (continued)
  Kerr-McGee Corporation
    5.88%, due 09/15/2006                                  $    20       $    22
    6.88%, due 09/15/2011                                       40            46
Paper & Allied Products (0.1%)
  International Paper Company
    5.85%, due 10/30/2012                                       60            65
    5.30%, due 04/01/2015                                       70            72
  MeadWestvaco Corporation
    6.85%, due 04/01/2012                                      105           121
Personal Credit Institutions (0.3%)
  General Electric Capital Corporation
    6.75%, due 03/15/2032                                      215           251
  General Motors Acceptance Corporation
    4.25%, due 07/15/2006                                       45            45
    6.88%, due 09/15/2011                                      310           311
  Household Finance Corporation
    6.40%, due 06/17/2008                                       35            40
    6.75%, due 05/15/2011                                       40            46
    6.38%, due 10/15/2011                                       35            40
Personal Services (0.1%)
  Cendant Corporation
    7.38%, due 01/15/2013                                       85           100
    7.13%, due 03/15/2015                                       60            70
Petroleum Refining (0.1%)
  Amerada Hess Corporation
    7.88%, due 10/01/2029                                       85           103
  Conoco Inc.
    6.95%, due 04/15/2029                                      145           174
  Marathon Oil Corporation
    6.80%, due 03/15/2032                                       65            74
Printing & Publishing (0.1%)
  News America Incorporated
    7.30%, due 04/30/2028                                      200           227
Real Estate (0.2%)
  World Financial Properties, Inc.-144A
    6.95%, due 09/01/2013                                      369           422
Savings Institutions (0.1%)
  Washington Mutual, Inc.
    8.25%, due 04/01/2010                                      205           258
Security & Commodity Brokers (0.1%)
  Goldman Sachs Group, Inc. (The)
    6.88%, due 01/15/2011                                      160           189
    6.13%, due 02/15/2033                                       60            64
Telecommunications (0.2%)
  AT&T Corp. (g)
    8.00%, due 11/15/2031                                       80            91
  Verizon Communications Inc.
    6.94%, due 04/15/2028                                      275           312
  Verizon Global Funding Corp.
    7.75%, due 12/01/2030                                       45            57
Textile Mill Products (0.0%)
  Mohawk Industries, Inc.
    7.20%, due 04/15/2012                                       70            82
                                                                       ---------
Total Corporate Debt Securities (cost: $18,710)                           20,351
                                                                       ---------

                                                            Shares         Value
--------------------------------------------------------------------------------
COMMON STOCKS (69.1%)
Aerospace (0.3%)
  Boeing Company (The)                                       7,000        $  240
  Lockheed Martin Corporation                                  500            24
  Northrop Grumman Corporation                                 300            26
  Textron Inc.                                               5,100           199
  United Technologies Corporation                            3,000           212
Air Transportation (0.2%)
  FedEx Corporation                                          5,400           335
  Southwest Airlines Co.                                     8,600           148
Amusement & Recreation Services (0.1%)
  Disney (Walt) Company (The)                               15,800           312
Apparel & Accessory Stores (0.2%)
  Abercrombie & Fitch Co.-Class A (a)                        4,900           139
  Gap, Inc. (The)                                           12,600           236
  Limited, Inc. (The)                                        7,250           112
  TJX Companies, Inc. (The)                                  5,250            99
Apparel Products (0.2%)
  Cintas Corporation                                         1,900            67
  Liz Claiborne, Inc.                                       11,100           391
  V.F. Corporation                                           3,200           109
Automotive (0.4%)
  General Motors Corporation                                 3,400           122
  Harley-Davidson, Inc.                                        400            16
  Honeywell International Inc.                              19,500           524
  Navistar International Corporation (a)(b)                 10,300           336
Beverages (1.9%)
  Anheuser-Busch Companies, Inc.                            15,355           784
  Coca-Cola Company (The)                                   45,988         2,134
  Coca-Cola Enterprises Inc.                                11,100           201
  Pepsi Bottling Group, Inc. (The)                          12,400           248
  PepsiCo, Inc.                                             30,958         1,378
Business Credit Institutions (0.1%)
  CIT Group, Inc. (The) (b)                                 11,500           283

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          Van Kampen Asset Allocation 5

Van Kampen Asset Allocation

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                          Shares          Value
--------------------------------------------------------------------------------
Business Services (0.9%)
  Accenture Ltd (a)                                        16,500        $   298
  Clear Channel Communications, Inc. (a)                   18,150            769
  eBay Inc. (a)                                             2,200            229
  First Data Corporation                                   12,800            530
  Moody's Corporation                                       5,100            269
Chemicals & Allied Products (1.9%)
  Air Products and Chemicals, Inc.                          8,700            362
  Avon Products, Inc.                                       4,000            249
  Clorox Company (The)                                      6,800            290
  Colgate-Palmolive Company                                 9,563            554
  Dow Chemical Company (The)                                3,200             99
  Lubrizol Corporation (The)                               13,300            412
  PPG Industries, Inc.                                      3,300            167
  Procter & Gamble Company (The)                           23,650          2,109
  Rohm and Haas Company                                    10,000            310
  Smith International, Inc. (a)                             4,410            162
Commercial Banks (7.3%)
  AmSouth Bancorporation                                    9,000            197
  Bank of America Corporation                              28,800          2,276
  Bank of New York Company, Inc. (The)                     17,150            493
  Bank One Corporation                                     10,200            379
  Citigroup Inc.                                          134,308          5,748
  Comerica Incorporated                                    11,800            549
  Concord EFS, Inc. (a)                                     3,000             44
  Fifth Third Bancorp                                       7,400            424
  FleetBoston Financial Corporation                        13,300            395
  Marshall & Ilsley Corporation                             3,700            113
  MBNA Corporation                                         58,450          1,218
  Mellon Financial Corporation                             13,900            386
  Morgan Chase & Co. (J.P.)                                40,600          1,388
  National City Corporation                                 2,500             82
  Northern Trust Corporation                                1,600             67
  PNC Financial Services Group, Inc. (The)                 15,300            747
  Regions Financial Corporation                             5,800            196
  SouthTrust Corporation                                    3,500             95
  State Street Corporation (b)                              4,400            173
  SunTrust Banks, Inc.                                      1,700            101
  Synovus Financial Corp.                                   3,700             80
  U.S. Bancorp                                             15,000            368
  Union Planters Corporation                                5,350            166
  Wachovia Corporation                                     18,700            747
  Wells Fargo & Company                                    22,950          1,157
Communication (0.9%)
  Comcast Corporation-Class A (a)                          23,882            721
  Echostar Communications
    Corporation-Class A (a)                                 4,300            149
  Viacom, Inc.-Class B (a)                                 30,940          1,351
Communications Equipment (0.4%)
  Corning Incorporated (a)(b)                              15,100            112
  Lucent Technologies Inc. (a)                             17,700             36
  Motorola, Inc.                                           13,900            131
  Nokia Oyj-ADR                                            19,500            320
  QUALCOMM Incorporated                                    10,325            369
  UTStarcom, Inc. (a)                                       1,700             60
Computer & Data Processing Services (3.2%)
  Adobe Systems Incorporated                                4,700            151
  Amdocs Limited (a)                                        7,900            190
  Automatic Data Processing, Inc.                           6,600            223
  Check Point Software Technologies, Ltd. (a)              22,800            446
  Computer Associates International, Inc. (b)               4,900            109
  Computer Sciences Corporation (a)                        10,000            381
  Fiserv, Inc. (a)                                          3,200            114
  Intuit Inc. (a)                                             500             22
  Mercury Interactive Corporation (a)                       1,100             42
  Microsoft Corporation                                   152,750          3,912
  Oracle Corporation (a)                                   82,600            993
  PeopleSoft, Inc. (a)                                      4,900             86
  Sabre Holdings Corporation                                1,700             42
  Siebel Systems, Inc. (a)                                 11,300            108
  Sybase, Inc. (a)                                          7,100             99
  Symantec Corporation (a)                                  1,950             86
  VERITAS Software Corporation (a)                          9,000            258
  Yahoo! Inc. (a)                                          12,200            400
Computer & Office Equipment (2.7%)
  Apple Computer, Inc. (a)                                  3,200             61
  Cisco Systems, Inc. (a)                                 116,500          1,944
  Dell Computer Corporation (a)                            38,550          1,232
  EMC Corporation (a)                                      36,875            386
  Emulex Corporation (a)                                    3,500             80
  Hewlett-Packard Company                                  44,508            948
  International Business Machines
    Corporation                                            15,300          1,262
  Juniper Networks, Inc. (a)                                5,900             73
  Pitney Bowes Inc.                                         3,900            150
  Sun Microsystems, Inc. (a)                               43,800            201
  Xerox Corporation (a)                                     1,800             19
Department Stores (0.4%)
  Federated Department Stores, Inc.                        15,600            575
  Kohl's Corporation (a)                                    7,625            392
  Sears, Roebuck and Co.                                      700             24
Drug Stores & Proprietary Stores (0.4%)
  CVS Corporation                                           8,500            238
  Walgreen Co.                                             23,975            722

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          Van Kampen Asset Allocation 6

Van Kampen Asset Allocation

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                          Shares          Value
--------------------------------------------------------------------------------
Electric Services (2.0%)
  American Electric Power Company, Inc.                    14,800        $   441
  Dominion Resources, Inc.                                 12,600            810
  DTE Energy Company                                       16,600            641
  Duke Energy Corporation                                  11,200            223
  Entergy Corporation                                      17,400            918
  FirstEnergy Corp.                                        13,200            508
  FPL Group, Inc.                                           8,800            588
  Progress Energy, Inc.                                     5,100            224
  Southern Company (The)                                   11,400            355
  TXU Corp.                                                 7,500            168
Electric, Gas & Sanitary Services (0.8%)
  Consolidated Edison, Inc.                                18,900            818
  Exelon Corporation                                        8,800            526
  PG&E Corporation (a)                                      4,800            102
  Public Service Enterprise
    Group Incorporated                                      3,900            165
  Xcel Energy Inc.                                         24,200            364
Electronic & Other Electric Equipment (1.9%)
  Cooper Industries, Inc.-Class A                           6,500            268
  Eaton Corporation (b)                                     5,100            401
  Emerson Electric Co.                                        900             46
  General Electric Company                                114,925          3,297
  Maytag Corporation                                        6,900            168
  Whirlpool Corp.                                           8,600            548
Electronic Components & Accessories (2.3%)
  Altera Corporation (a) (b)                               12,600            207
  Analog Devices, Inc. (a)                                  8,900            310
  Broadcom Corporation-Class A (a)(b)                       7,900            197
  Intel Corporation                                        97,750          2,032
  Jabil Circuit, Inc. (a)                                   3,440             76
  Linear Technology Corporation                             8,600            277
  Maxim Integrated Products                                 8,950            306
  Micron Technology, Inc. (a)(b)                            7,000             81
  Molex Incorporated                                       11,000            297
  Texas Instruments Incorporated                           29,850            525
  Tyco International Ltd.                                  65,600          1,245
  Xilinx, Inc. (a)                                          3,500             89
Environmental Services (0.0%)
  Waste Management, Inc.                                    4,800            116
Fabricated Metal Products (0.8%)
  Fortune Brands, Inc.                                      5,400            282
  Gillette Company (The)                                   22,450            715
  Parker-Hannifin Corporation                              13,000            546
  Stanley Works (The)                                      14,700            406
Finance (5.9%)
  iShares MSCI Emerging Markets Index (a)(b)               19,400          2,327
  iShares MSCI Hong Kong Index Fund (b)                   340,000          2,595
  iShares MSCI Japan Index Fund (a)(b)                    618,400          4,496
  iShares MSCI Singapore Index Fund (b)                   547,500          2,640
  iShares S&P 500 Europe 350 Fund (b)                      38,800          2,048
Food & Kindred Products (2.0%)
  Altria Group, Inc.                                       50,650          2,303
  Archer Daniels Midland Co.                                8,100            104
  Campbell Soup Company                                    13,700            336
  ConAgra Foods, Inc.                                       9,300            219
  General Mills, Inc.                                       6,000            284
  Heinz (H.J.) Company                                      6,000            198
  Kellogg Company                                          13,600            467
  Kraft Foods, Inc.                                         3,325            108
  Sara Lee Corporation                                     30,700            577
  Wrigley (Wm.) Jr. Company                                 4,200            236
Food Stores (0.3%)
  Albertson's, Inc. (b)                                     3,500             67
  Kroger Co. (The) (a)                                     31,500            525
  Safeway Inc. (a)                                          7,700            158
Furniture & Home Furnishings Stores (0.1%)
  Bed Bath & Beyond Inc. (a)                                7,450            289
Gas Production & Distribution (0.1%)
  El Paso Corporation                                      11,900             96
  Williams Companies, Inc. (The)                            7,100             56
Health Services (0.0%)
  Health Management Associates, Inc.-Class A                3,100             57
  Tenet Healthcare Corporation (a)                          2,500             29
Holding & Other Investment Offices (0.0%)
  Equity Office Properties Trust                              500             14
Industrial Machinery & Equipment (0.8%)
  Applied Materials, Inc. (a)                              32,176            510
  Baker Hughes Incorporated                                 5,175            174
  Black & Decker Corporation (The)                          3,600            156
  Caterpillar, Inc. (b)                                     4,000            223
  Dover Corporation                                         1,900             57
  Illinois Tool Works Inc.                                  1,800            119
  Ingersoll-Rand Company-Class A                            8,300            393
  ITT Industries, Inc.                                        900             59
  Novellus Systems, Inc. (a)                                3,900            143
Instruments & Related Products (0.2%)
  Agilent Technologies, Inc. (a)                            2,600             51
  Beckman Coulter Inc.                                      6,600            268
  Danaher Corporation (b)                                   1,500            102
  Eastman Kodak Company                                     1,200             33
  KLA -Tencor Corporation (a)(b)                            2,400            112
  Raytheon Company                                            800             26

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          Van Kampen Asset Allocation 7

Van Kampen Asset Allocation

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                            Shares        Value
--------------------------------------------------------------------------------
Insurance (2.4%)
  ACE Limited                                                 8,900      $   305
  Aetna Inc.                                                  1,900          114
  AFLAC Incorporated                                          6,200          191
  Allstate Corporation (The)                                  7,700          275
  American International Group, Inc.                         31,125        1,717
  Cincinnati Financial Corporation                            1,300           48
  Everest Re Group, Ltd.                                      5,500          421
  Health Net Inc. (a)                                        27,400          903
  MGIC Investment Corporation                                   700           33
  Principal Financial Group, Inc.                             7,000          226
  Progressive Corporation (The) (b)                           3,000          219
  St. Paul Companies, Inc. (The) (b)                         13,000          475
  Travelers Property Casualty Corp.-Class A                  14,101          224
  Travelers Property Casualty Corp.-Class B                   7,801          123
  UnitedHealth Group Incorporated                            10,050          505
  UnumProvident Corporation                                     700            9
  WellPoint Health Networks Inc. (a)                            600           51
Insurance Agents, Brokers & Service (0.5%)
  Hartford Financial Services Group, Inc.
    (The) (b)                                                10,600          534
  Marsh & McLennan Companies, Inc.                            7,900          403
  MetLife, Inc.                                               6,900          195
Life Insurance (0.1%)
  Lincoln National Corporation                                1,900           68
  Prudential Financial, Inc.                                  8,600          289
Lumber & Other Building Materials (1.0%)
  Home Depot, Inc. (The) (b)                                 55,250        1,830
  Lowe's Companies, Inc.                                     16,250          698
Lumber & Wood Products (0.3%)
  Masco Corporation                                          15,600          372
  Weyerhaeuser Company                                        8,200          443
Management Services (0.0%)
  Paychex, Inc.                                               3,100           91
Medical Instruments & Supplies (1.0%)
  Baxter International Inc.                                   4,300          112
  Becton, Dickinson and Company                               2,300           89
  Biomet, Incorporated                                        1,300           37
  Boston Scientific Corporation (a)                           6,950          425
  Guidant Corporation                                         2,400          107
  Medtronic, Inc.                                            17,663          847
  St. Jude Medical, Inc. (a)                                  4,950          285
  Stryker Corporation                                         2,300          160
  Zimmer Holdings, Inc. (a)                                   9,900          446
Metal Mining (0.0%)
  Companhia Vale do Rio Doce-ADR                              3,100           92
Motion Pictures (0.3%)
  AOL Time Warner Inc. (a)                                   41,400          666
Oil & Gas Extraction (1.0%)
  Anadarko Petroleum Corporation                                100            4
  Apache Corporation                                            940           61
  BJ Services Company (a)                                     2,900          108
  Burlington Resources Inc.                                   1,400           76
  ConocoPhillips                                             14,939          819
  Devon Energy Corporation                                      200           11
  Dynegy Inc. (a)                                            10,400           44
  Halliburton Company                                        10,600          244
  Occidental Petroleum Corporation                            8,300          278
  Schlumberger Limited                                       12,400          590
  Transocean Inc. (a)                                           500           11
  Unocal Corporation                                          4,800          138
Paper & Allied Products (0.7%)
  3M Company                                                  5,800          748
  Avery Dennison Corporation                                  1,800           90
  International Paper Company                                11,100          397
  Kimberly-Clark Corporation                                  7,000          365
Personal Credit Institutions (0.1%)
  Capital One Financial Corporation                           5,400          266
Personal Services (0.2%)
  Block (H&R), Inc.                                           1,300           56
  Cendant Corporation (a)                                    17,000          311
  Weight Watchers International, Inc. (a)(b)                  2,590          118
Petroleum Refining (2.8%)
  Amerada Hess Corporation                                      800           39
  BP PLC-ADR                                                  9,600          403
  ChevronTexaco Corporation                                  20,300        1,466
  Exxon Mobil Corporation                                   114,400        4,108
  Marathon Oil Corporation                                    7,100          187
  Royal Dutch Petroleum Company-
    NY Registered Shares                                      7,900          368
Pharmaceuticals (9.5%)
  Abbott Laboratories                                        30,088        1,317
  Allergan, Inc. (b)                                          1,800          139
  AmerisourceBergen Corporation                               2,700          187
  Amgen Inc. (a)                                             33,688        2,238
  Biogen, Inc. (a)                                            5,300          201
  Bristol-Myers Squibb Co.                                   52,650        1,429
  Cardinal Health, Inc.                                       5,000          322
  Celgene Corporation (a)                                     2,575           78
  Chiron Corporation (a)                                      8,600          376
  Forest Laboratories, Inc. (a)                               9,900          542
  Genzyme Corporation-General Division (a)                    6,500          272
  Gilead Sciences, Inc. (a)                                   3,175          176

The notes to the financial statements are an integral part of this report

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          Van Kampen Asset Allocation 8

Van Kampen Asset Allocation

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                          Shares         Value
--------------------------------------------------------------------------------
Pharmaceuticals (continued)
  Johnson & Johnson                                        60,475       $  3,128
  King Pharmaceuticals, Inc. (a)                            4,100             61
  Lilly (Eli) and Company                                  21,700          1,497
  McKesson HBOC, Inc.                                       2,800            100
  Medimmune, Inc. (a)                                       9,700            353
  Merck & Co., Inc.                                        43,075          2,609
  Pfizer Inc.                                             169,142          5,776
  Schering-Plough Corporation                              24,100            448
  Wyeth                                                    39,363          1,793
Primary Metal Industries (0.2%)
  Engelhard Corporation                                    14,800            367
Printing & Publishing (0.1%)
  Gannett Co., Inc.                                         1,600            123
Radio & Television Broadcasting (0.1%)
  Univision Communications Inc.-Class A (a)(b)              8,975            273
Radio, Television & Computer Stores (0.3%)
  Best Buy Co., Inc. (a)                                   18,800            826
Railroads (0.3%)
  Burlington Northern Santa Fe Corp.                       11,200            319
  CSX Corporation                                           8,400            253
  Norfolk Southern Corporation                             10,800            207
Restaurants (0.1%)
  McDonald's Corporation                                    4,800            106
  YUM! Brands, Inc. (a)                                     5,075            150
Retail Trade (0.1%)
  InterActiveCorp (a)(b)                                    5,285            209
  Staples, Inc. (a)                                         4,200             77
  Tiffany & Co.                                             1,788             58
Savings Institutions (0.1%)
  Washington Mutual, Inc.                                   8,100            335
Security & Commodity Brokers (2.3%)
  American Express Company (b)                             25,850          1,081
  Bear Stearns Companies Inc. (The) (b)                     5,500            398
  Franklin Resources, Inc.                                 10,900            426
  Goldman Sachs Group, Inc. (The) (b)                      10,025            840
  Lehman Brothers Holdings Inc.                            12,300            818
  Merrill Lynch & Co., Inc.                                28,500          1,330
  Schwab (Charles) Corporation (The) (b)                   66,250            668
Telecommunications (3.3%)
  ALLTEL Corporation                                        5,900            284
  AT&T Corp.                                               14,380            277
  AT&T Wireless Services, Inc. (a)                         59,500            488
  BellSouth Corporation                                    35,300            940
  CenturyTel, Inc. (b)                                      2,600             91
  Nextel Communications, Inc.-Class A (a)                  15,400            278
  Qwest Communications International Inc. (a)              31,500            151
  SBC Communications Inc.                                  84,500          2,159
  Sprint Corporation (FON Group)                           16,700            240
  Sprint Corporation (PCS Group) (a)                       18,700            108
  Verizon Communications, Inc.                             73,415          2,897
Transportation Equipment (0.0%)
  General Dynamics Corporation (b)                            900             65
Trucking & Warehousing (0.2%)
  United Parcel Service, Inc.-Class B                       8,500            541
U.S. Government Agencies (0.7%)
  Fannie Mae                                               13,100            883
  Freddie Mac                                              16,400            833
Variety Stores (2.5%)
  Costco Wholesale Corporation (a)                         11,525            422
  Dollar Tree Stores, Inc. (a)(b)                           5,000            159
  Target Corporation (b)                                   17,900            677
  Wal-Mart Stores, Inc.                                    90,025          4,832
Water Transportation (0.0%)
  Carnival Corporation                                      3,600            117
Wholesale Trade Nondurable Goods (0.2%)
  SYSCO Corporation                                        18,900            568
                                                                       ---------
Total Common Stocks (cost: $161,779)                                     168,482
                                                                       ---------

                                                           Principal     Value
--------------------------------------------------------------------------------
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.2%)
  U.S. Treasury Bill (d)
    1.14%, due 09/25/2003                                   $  455        $  454
                                                                        --------
Total Short-Term U.S. Government                                             454
                                                                        --------
Obligations (cost: $454)
SECURITY LENDING COLLATERAL (10.2%)
Debt (7.4%)
Bank Notes (0.2%)
  National Bank of Commerce
    1.02%, due 10/21/2003                                      469           469
Commercial Paper (0.1%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                      187           187
Euro Dollar Overnight (0.1%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                      188           188
Euro Dollar Terms (2.6%)
  Bank of Montreal
    1.08%, due 07/02/2003                                      375           375
    1.15%, due 07/09/2003                                      108           108
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                                      938           938
  BNP Paribas SA
    1.03%, due 07/21/2003                                    1,125         1,125

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          Van Kampen Asset Allocation 9

Van Kampen Asset Allocation

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                          Principal        Value
--------------------------------------------------------------------------------
Euro Dollar Terms (continued)
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                                  $  469         $  469
    1.23%, due 07/07/2003                                   1,219          1,219
  Danske Bank A/S
    1.04%, due 07/28/2003                                     938            938
  Royal Bank of Canada
    1.03%, due 07/07/2003                                     469            469
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                                     750            750
Master Notes (0.4%)
  Morgan Stanley Dean Witter & Co.
    1.43%, due 09/26/2003                                     938            938
Medium Term Notes (0.5%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                                     938            938
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                     281            281
  Parkland (USA) LLC
    1.02%, due 11/26/2003                                      94             94
Repurchase Agreements (3.5%) (c)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                                   2,812          2,812
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                                     938            938
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                                   3,093          3,093
  Morgan Stanley Dean Witter & Co.
    1.48%, due 07/01/2003                                   1,688          1,688

                                                    Shares           Value
--------------------------------------------------------------------------------
Investment Companies (2.8%)
Money Market Funds (2.8%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                           2,719,500        $   2,720
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                             719,786              720
  Merrimac Cash Series Fund-Premium Class
    1-day yield of 1.05%                           3,518,996            3,519
                                                                    ---------
Total Security Lending Collateral (cost: $24,976)          ~           24,976
                                                                    ---------
Total Investment Securities (cost: $268,784)               ~        $ 278,419
                                                                    =========
SUMMARY:
Investment securities, at value                        114.0%       $ 278,419
Liabilities in excess of other assets                  (14.0)%        (34,258)
                                                   ---------        ---------
Net assets                                             100.0%       $ 244,161
                                                   =========        =========

                              FUTURES CONTRACTS:
------------------------------------------------------------------------------
                                                                Net Unrealized
                                    Settlement                   Appreciation
                        Contracts      Date         Amount      (Depreciation)
------------------------------------------------------------------------------

S&P 500 Index               (3)    09/19/2003    $   (730)    $     19
U.S. Treasury Long
  Bond                       1     09/19/2003         117           (1)
2-Year U.S. Treasury
  Note                     (21)    09/26/2003      (4,542)          (2)
5-Year U.S. Treasury
  Note                    (192)    09/30/2003     (22,104)         (61)
10-Year Swap               (54)    09/15/2003      (6,298)          79
10-Year U.S.
  Treasury Note             36     09/30/2003       4,228           21
10-Year U.S.
  Treasury Note             (2)    09/30/2003        (235)           2
                                                 --------     --------
                                                 $(29,564)    $     57
                                                 ========     ========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $23,159.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $8,664.

(d) At June 30, 2003, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at June 30, 2003, is $454. In addition, cash in the amount of $1,200 was segregated at June 30, 2003.

(e) Securities valued as determined in good faith in accordance with procedures established by the Fund's Board of Directors.

(f)   Floating or variable rate note. Rate is listed as of June 30, 2003.

(g) Securities are stepbonds. Coupon steps up or down by 25BP for each rating upgrade or downgrade by Standard and Poor's or Moody's for each notch below BBB+/A3.

DEFINITIONS:

ADR American Depositary Receipt

TBA Mortgage-backed securities traded under delayed delivery commitments.

Income on TBA's are not earned until settlement date.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                         Van Kampen Asset Allocation 10

Van Kampen Asset Allocation

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $268,784)
     (including $23,159 of securities loaned)                         $ 278,419
  Cash                                                                   14,847
  Receivables:
     Investment securities sold                                           4,849
     Interest                                                               589
     Dividends                                                              196
  Other                                                                      40
                                                                      ---------
                                                                        298,940
                                                                      ---------
Liabilities:
  Investment securities purchased                                        29,529
  Accounts payable and accrued liabilities:
     Management and advisory fees                                           162
  Payable for securities on loan                                         24,976
  Variation margin                                                           64
  Other                                                                      48
                                                                      ---------
                                                                         54,779
                                                                      ---------
Net Assets                                                            $ 244,161
                                                                      =========
Net Assets Consist of:
  Capital stock, 50,000 shares authorized ($.01 par value)            $     173
  Additional paid-in capital                                            269,543
  Undistributed net investment income (loss)                              7,028
  Accumulated net realized gain (loss) from investment
     securities and future contracts                                    (42,275)
  Net unrealized appreciation (depreciation) on:
     Investment securities                                                9,635
     Future contracts                                                        57
                                                                      ---------
Net Assets                                                            $ 244,161
                                                                      =========
Shares Outstanding:
  Initial Class                                                          17,328
  Service Class                                                               5
Net Asset Value and Offering Price Per Share:
  Initial Class                                                       $   14.09
  Service Class                                                           14.08

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                             $  2,010
  Dividends                                                               1,411
  Income from loaned securities-net                                          11
     Less withholding taxes on foreign dividends                             (2)
                                                                     ----------
                                                                          3,430
                                                                      ---------
Expenses:
  Management and advisory fees                                              899
  Transfer agent fees                                                         1
  Printing and shareholder reports                                           16
  Custody fees                                                               58
  Administration fees                                                        14
  Legal fees                                                                  2
  Auditing and accounting fees                                                5
  Directors fees                                                              5
  Other fees                                                                  4
                                                                      ---------
  Total expenses                                                          1,004
                                                                      ---------
Net Investment Income (Loss)                                              2,426
                                                                      ---------
Net Realized Gain (Loss) from:
  Investment securities                                                 (11,543)
  Future contracts                                                       (1,286)
                                                                      ---------
                                                                        (12,829)
                                                                      ---------
Net Increase (Decrease) in Unrealized Appreciation
  (Depreciation) on:
  Investment securities                                                  31,507
  Future contracts                                                        1,175
                                                                      ---------
                                                                         32,682
                                                                      ---------
Net Gain (Loss) on Investment Securities and
  Future Contracts                                                       19,853
                                                                      ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                      $ 22,279
                                                                      =========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                         Van Kampen Asset Allocation 11

Van Kampen Asset Allocation

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                      June 30,
                                                        2003        December 31,
                                                     (unaudited)       2002
                                                     -----------    ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                        $   2,426       $   4,603
  Net realized gain (loss) from
     investment securities and futures
     contracts                                          (12,829)        (17,176)
  Net unrealized appreciation
     (depreciation) on investment
     securities and futures contracts                    32,682         (36,798)
                                                      ---------      ----------
                                                         22,279         (49,371)
                                                      ---------      ----------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --          (5,872)
     Service Class                                           --              --
                                                      ---------      ----------
                                                             --          (5,872)
                                                      ---------      ----------
  From net realized gains:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                      ---------      ----------
                                                             --              --
                                                      ---------      ----------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                        5,193          38,284
     Service Class                                           69              --
                                                      ---------      ----------
                                                          5,262          38,284
                                                      ---------      ----------
  Dividends and distributions reinvested:
     Initial Class                                           --           5,872
     Service Class                                           --              --
                                                      ---------      ----------
                                                             --           5,872
                                                      ---------      ----------
  Cost of shares redeemed:
     Initial Class                                      (26,735)        (36,649)
     Service Class                                           --              --
                                                      ---------      ----------
                                                        (26,735)        (36,649)
                                                      ---------      ----------
                                                        (21,473)          7,507
                                                      ---------      ----------
Net increase (decrease) in net assets                       806         (47,736)
                                                      ---------      ----------
Net Assets:
  Beginning of period                                   243,355         291,091
                                                      ---------      ----------
  End of period                                       $ 244,161       $ 243,355
                                                      =========      ==========
Undistributed Net Investment
  Income (Loss)                                       $   7,028       $   4,602
                                                      =========      ==========
Share Activity:
  Shares issued:
     Initial Class                                          399           2,665
     Service Class                                            5              --
                                                            ---       ---------
                                                            404           2,665
                                                            ---       ---------
  Shares issued-reinvested from distributions:
     Initial Class                                           --             447
     Service Class                                           --              --
                                                            ---       ---------
                                                             --             447
                                                            ---       ---------
  Shares redeemed:
     Initial Class                                       (2,003)         (2,683)
     Service Class                                           --              --
                                                         ------       ---------
                                                         (2,003)         (2,683)
                                                         ------       ---------
Net increase (decrease) in shares
  outstanding                                            (1,599)            429
                                                         ======       =========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                         Van Kampen Asset Allocation 12

Van Kampen Asset Allocation

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
--------------------------------------------------------------------------------------
Initial Class   06/30/2003    $  12.85      $   0.13         $   1.11       $   1.24
                12/31/2002       15.73          0.24            (2.81)         (2.57)
                12/31/2001       19.47          0.35            (1.64)         (1.29)
                12/31/2000       22.89          0.35            (1.60)         (1.25)
                12/31/1999       23.89          0.34             4.80           5.14
                12/31/1998       22.34          0.43             3.50           3.93
--------------------------------------------------------------------------------------
Service Class   06/30/2003       13.37          0.04             0.67           0.71
--------------------------------------------------------------------------------------

                 For a share outstanding throughout each period (a)
                -----------------------------------------------------
                             Distributions
                ----------------------------------------
                                                           Net Asset
                  From Net     From Net                     Value,
                 Investment    Realized       Total           End
                   Income       Gains     Distributions    of Period
---------------------------------------------------------------------
Initial Class    $      --    $      --     $      --     $   14.09
                     (0.31)          --         (0.31)        12.85
                     (0.37)       (2.08)        (2.45)        15.73
                     (0.33)       (1.84)        (2.17)        19.47
                     (0.43)       (5.71)        (6.14)        22.89
                     (0.32)       (2.06)        (2.38)        23.89
---------------------------------------------------------------------
Service Class           --           --            --         14.08
---------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003            9.65%        $ 244,091        0.84%        0.84%            2.02%            90%
                12/31/2002          (16.38)          243,355        0.84         0.85             1.73            251
                12/31/2001           (7.06)          291,091        0.86         0.92             1.95            221
                12/31/2000           (5.93)          352,333        0.85         0.87             1.50            158
                12/31/1999           26.39           414,926        0.84         0.87             1.58            220
                12/31/1998           18.39           353,001        0.78         0.80             1.97            262
------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            5.31                70        1.14         1.14             1.85             90
------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-April 8, 1991
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001 and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                         Van Kampen Asset Allocation 13

Van Kampen Asset Allocation

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Van Kampen Asset Allocation ("the Fund"), part of ATSF, began operations as Endeavor Asset Allocation Portfolio, a part of the Endeavor Series Trust on April 8, 1991. The fund became a part of ATSF on May 1, 2002.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain in the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                         Van Kampen Asset Allocation 14

Van Kampen Asset Allocation

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

The underlying face amounts of open futures contracts at June 30, 2003, are listed in the Schedule of Investments. The variation margin payable is included in the accompanying Statement of Assets and Liabilities. Variation margin payable represents the additional payments due in order to maintain the equity account at the required margin level.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.75% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit implemented January 1, 2003:

    0.84% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $7. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                   $ 58,140
  U.S. Government                                                        168,819
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                     81,009
  U.S. Government                                                        164,464

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                         Van Kampen Asset Allocation 15

Van Kampen Asset Allocation

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

          Capital Loss
          Carryforward                                Available through
         --------------                              ------------------

          $     5,141                                December 31, 2009
                7,473                                December 31, 2010

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002 of $4,175 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                $ 283,644
                                                                      =========
Unrealized Appreciation                                               $   9,069
Unrealized (Depreciation)                                               (14,294)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $  (5,225)
                                                                      =========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                         Van Kampen Asset Allocation 16

Van Kampen Emerging Growth

================================================================================
SCHEDULE OF INVESTMENTS
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                           Principal     Value
--------------------------------------------------------------------------------
CONVERTIBLE BONDS (0.0%)
Computer & Data Processing Services (0.0%)
  MicroStrategy Incorporated
    7.50%, due 06/24/2007                                     $136          $158
                                                                       ---------
Total Convertible Bonds (cost: $0)                                           158
                                                                       ---------

                                                         Shares          Value
--------------------------------------------------------------------------------
COMMON STOCKS (96.6%)
Apparel & Accessory Stores (1.2%)
  Gap, Inc. (The)                                        465,000       $   8,723
Automotive (1.0%)
  PACCAR Inc. (b)                                        105,000           7,094
Business Services (4.7%)
  eBay Inc. (a)                                          315,000          32,817
Chemicals & Allied Products (2.0%)
  Avon Products, Inc.                                     80,000           4,976
  Smith International, Inc. (a)                          250,000           9,185
Commercial Banks (0.6%)
  Bank of America Corporation                             50,000           3,952
Communication (3.1%)
  Echostar Communications
    Corporation-Class A (a)(b)                           305,000          10,559
  Viacom, Inc.-Class B (a)                               260,000          11,352
Communications Equipment (0.8%)
  Corning Incorporated (a)(b)                            760,000           5,616
Computer & Data Processing Services (9.7%)
  Adobe Systems Incorporated                             105,000           3,367
  Amdocs Limited (a)                                     155,000           3,720
  Electronic Arts Inc. (a)                               155,000          11,468
  Mercury Interactive Corporation (a)(b)                 155,000           5,985
  Microsoft Corporation                                  210,000           5,378
  MicroStrategy Incorporated-warrants,
    Expires 06/24/2007                                     3,216               1
  Oracle Corporation (a)                                 305,000           3,666
  SAP AG-ADR                                             155,000           4,529
  Synopsys, Inc. (a)                                     105,000           6,494
  VERITAS Software Corporation (a)                       360,000          10,321
  Yahoo! Inc. (a)                                        415,000          13,595
Computer & Office Equipment (9.3%)
  Cisco Systems, Inc. (a)                              1,135,000          18,943
  Dell Computer Corporation (a)                          625,000          19,975
  EMC Corporation (a)                                    830,000           8,690
  Foundry Networks, Inc. (a)                              80,000           1,152
  Hewlett-Packard Company                                415,000           8,840
  Juniper Networks, Inc. (a)(b)                          365,000           4,515
  Lexmark International Group, Inc. (a)                   50,000           3,539
Department Stores (0.3%)
  Federated Department Stores, Inc.                       55,000           2,027
Educational Services (1.4%)
  Apollo Group, Inc.-Class A (a)                         157,500           9,727
Electronic & Other Electric Equipment (1.3%)
  General Electric Company                               310,000           8,891
Electronic Components & Accessories (7.8%)
  Altera Corporation (a)(b)                              365,000           5,986
  Analog Devices, Inc. (a)                               260,000           9,053
  Broadcom Corporation-Class A (a)(b)                    310,000           7,722
  Intel Corporation                                      675,000          14,029
  Intersil Corporation-Class A (a)                        50,000           1,331
  Linear Technology Corporation                          155,000           4,993
  QLogic Corporation (a)(b)                              105,000           5,075
  Xilinx, Inc. (a)                                       260,000           6,581
Furniture & Home Furnishings Stores (1.0%)
  Bed Bath & Beyond Inc. (a)                             180,000           6,986
Instruments & Related Products (1.5%)
  KLA -Tencor Corporation (a)(b)                         235,000          10,925
Insurance (4.2%)
  Aetna Inc.                                             155,000           9,331
  Anthem, Inc. (a)                                        60,000           4,629
  UnitedHealth Group Incorporated                        310,000          15,578
Leather & Leather Products (0.7%)
  Coach, Inc. (a)                                        105,000           5,223
Lumber & Other Building Materials (2.4%)
  Home Depot, Inc. (The)                                 315,000          10,433
  Lowe's Companies, Inc.                                 155,000           6,657
Manufacturing Industries (1.5%)
  International Game Technology (a)                      105,000          10,745
Medical Instruments & Supplies (4.8%)
  Boston Scientific Corporation (a)(b)                   260,000          15,886
  Medtronic, Inc.                                        155,000           7,435
  St. Jude Medical, Inc. (a)                             185,000          10,638
Mortgage Bankers & Brokers (0.9%)
  Countrywide Credit Industries, Inc.                     90,000           6,261
Oil & Gas Extraction (4.2%)
  BJ Services Company (a)                                210,000           7,846
  Burlington Resources Inc.                              155,000           8,381
  Nabors Industries Ltd. (a)                             105,000           4,153
  Schlumberger Limited                                   105,000           4,995
  Weatherford International Ltd. (a)(b)                  105,000           4,400
Personal Credit Institutions (1.4%)
  Capital One Financial Corporation (b)                  155,000           7,623
  SLM Corporation                                         60,000           2,350

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          Van Kampen Emerging Growth 1

Van Kampen Emerging Growth

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                          Shares         Value
--------------------------------------------------------------------------------
Pharmaceuticals (16.4%)
  AmerisourceBergen Corporation                            65,000        $ 4,508
  Amgen Inc. (a)                                          410,000         27,240
  Biovail Corporation (a) (b)                             155,000          7,294
  Forest Laboratories, Inc. (a)                           105,000          5,749
  Genentech, Inc. (a)                                     155,000         11,179
  Gilead Sciences, Inc. (a)                               255,000         14,173
  Lilly (Eli) and Company                                 105,000          7,242
  Medimmune, Inc. (a)                                     210,000          7,638
  Pfizer Inc.                                             360,000         12,294
  Teva Pharmaceutical Industries Ltd.-ADR                 205,000         11,671
  Wyeth                                                   155,000          7,060
Radio, Television & Computer Stores (1.9%)
  Best Buy Co., Inc. (a)                                  305,000         13,389
Restaurants (1.0%)
  McDonald's Corporation                                  310,000          6,839
Retail Trade (4.0%)
  Amazon.com, Inc. (a)(b)                                 410,000         14,961
  InterActiveCorp (a)(b)                                  310,000         12,267
  Staples, Inc. (a)                                        51,400            943
Savings Institutions (0.9%)
  Washington Mutual, Inc.                                 155,000          6,402
Security & Commodity Brokers (3.0%)
  American Express Company                                255,000         10,662
  Goldman Sachs Group, Inc. (The)                          60,000          5,025
  Lehman Brothers Holdings Inc.                            80,000          5,318
Telecommunications (1.7%)
  Nextel Communications, Inc.-
    Class A (a)(b)                                        660,000         11,933
Trucking & Warehousing (0.7%)
  United Parcel Service, Inc.-Class B                      80,000          5,096
Variety Stores (1.2%)
  Costco Wholesale Corporation (a)                        105,000          3,843
  Wal-Mart Stores, Inc.                                    80,000          4,294
                                                                       ---------
Total Common Stocks (cost: $573,269)                                     681,362
                                                                       ---------

                                                         Principal       Value
--------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (11.8%)
Debt (8.5%)
Bank Notes (0.2%)
  National Bank of Commerce
    1.02%, due 10/21/2003                                 $ 1,557        $ 1,557
Commercial Paper (0.1%)
  Liberty Lighthouse Funding
    1.08%, due 07/14/2003                                     620            620
Euro Dollar Overnight (0.1%)
  Royal Bank of Canada
    1.30%, due 07/01/2003                                     623            623
Euro Dollar Terms (3.0%)
  Bank of Montreal
    1.08%, due 07/02/2003                                   1,246          1,246
    1.15%, due 07/09/2003                                     358            358
  Bank of Nova Scotia (The)
    1.05%, due 08/29/2003                                   3,115          3,115
  BNP Paribas SA
    1.03%, due 07/21/2003                                   3,737          3,737
  Credit Agricole Indosuez
    0.94%, due 07/01/2003                                   1,557          1,557
    1.23%, due 07/07/2003                                   4,049          4,049
  Danske Bank A/S
    1.04%, due 07/28/2003                                   3,115          3,115
  Royal Bank of Canada
    1.03%, due 07/07/2003                                   1,557          1,557
  Royal Bank of Scotland Group PLC (The)
    1.05%, due 07/28/2003                                   2,492          2,492
Master Notes (0.4%)
  Morgan Stanley Dean Witter & Co
    1.43%, due 09/26/2003                                   3,115          3,115
Medium Term Notes (0.6%)
  Goldman Sachs Group, Inc. (The)
    1.17%, due 03/23/2004                                   3,115          3,115
  Liberty Lighthouse Funding
    1.16%, due 01/15/2004                                     934            934
  Parkland (USA) LLC
    1.02%, due 11/26/2003                                     311            311
Repurchase Agreements (4.1%) (c)
  Credit Suisse First Boston Corporation
    1.42%, due 07/01/2003                                   9,344          9,344
  Goldman Sachs Group, Inc. (The)
    1.43%, due 07/01/2003                                   3,115          3,115
  Merrill Lynch & Co., Inc.
    1.42%, due 07/01/2003                                  10,277         10,277
  Morgan Stanley Dean Witter & Co
    1.48%, due 07/01/2003                                   5,606          5,606

                                                          Shares         Value
--------------------------------------------------------------------------------
Investment Companies (3.3%)
Money Market Funds (3.3%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.10%                                9,032,134     $    9,032
  Merrill Lynch Premier Institutional Fund
    1-day yield of 1.04%                                2,390,587          2,391
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.05%                               11,687,456         11,687
                                                                       ---------
Total Security Lending Collateral (cost: $82,953)                         82,953
                                                                       ---------
Total Investment Securities (cost: $656,222)                          $  764,473
                                                                       =========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          Van Kampen Emerging Growth 2

Van Kampen Emerging Growth

================================================================================
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                                        Value
--------------------------------------------------------------------------------
SUMMARY:
  Investment securities, at value                        108.4%         764,473
  Liabilities in excess of other assets                   (8.4)%        (59,300)
                                                         -----         ---------
  Net assets                                             100.0%        $ 705,173
                                                         =====         =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At June 30, 2003, all or a portion of this security is on loan (see Note
      1). The value at June 30, 2003, of all securities on loan is $79,860.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total value of which is $28,777.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          Van Kampen Emerging Growth 3

Van Kampen Emerging Growth

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at value (cost: $656,222)
     (including $79,860 of securities loaned)                       $   764,473
  Cash                                                                   26,107
  Receivables:
     Investment securities sold                                          12,994
     Interest                                                                13
     Dividends                                                              193
  Other                                                                     149
                                                                     ----------
                                                                        803,929
                                                                     ----------
Liabilities:
  Investment securities purchased                                        15,146
  Accounts payable and accrued liabilities:
     Management and advisory fees                                           488
  Payable for securities on loan                                         82,953
  Other                                                                     169
                                                                     ----------
                                                                         98,756
                                                                     ----------
Net Assets                                                          $   705,173
                                                                     ==========
Net Assets Consist of:
  Capital stock, 75,000 shares authorized ($.01 par value)          $       476
  Additional paid-in capital                                          1,369,911
  Accumulated net investment income (loss)                               (1,303)
  Accumulated net realized gain (loss) from
     investment securities                                             (772,162)
  Net unrealized appreciation (depreciation) on
     investment securities                                              108,251
                                                                     ----------
Net Assets                                                          $   705,173
                                                                     ==========
Shares Outstanding:
  Initial Class                                                          47,626
  Service Class                                                               7
Net Asset Value and Offering Price Per Share:
  Initial Class                                                     $     14.80
  Service Class                                                           14.80

STATEMENT OF OPERATIONS
For the period ended June 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                            $      86
  Dividends                                                               1,417
  Income from loaned securities-net                                          34
     Less withholding taxes on foreign dividends                             (8)
                                                                    -----------
                                                                          1,529
                                                                     ----------
Expenses:
  Management and advisory fees                                            2,633
  Transfer agent fees                                                         1
  Printing and shareholder reports                                          116
  Custody fees                                                               39
  Administration fees                                                        12
  Legal fees                                                                  5
  Auditing and accounting fees                                                5
  Directors fees                                                             13
  Other                                                                       8
                                                                     ----------
  Total expenses                                                          2,832
                                                                     ----------
Net Investment Income (Loss)                                             (1,303)
                                                                     ----------
Net Realized and Unrealized Gain (Loss):
  Realized gain (loss) from investment securities                       (20,347)
  Increase (decrease) in unrealized appreciation
     (depreciation) on net investment securities                        107,976
                                                                     ----------
Net Gain (Loss) on Investment Securities                                 87,629
                                                                     ----------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                     $  86,326
                                                                     ==========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          Van Kampen Emerging Growth 4

Van Kampen Emerging Growth

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                      June 30,
                                                        2003        December 31,
                                                     (unaudited)        2002
                                                     -----------    ------------

Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                      $    (1,303)    $    (2,265)
  Net realized gain (loss) from
     investment securities                              (20,347)       (271,665)
  Net unrealized appreciation
     (depreciation) on investment
     securities                                         107,976         (70,457)
                                                     ----------      ----------
                                                         86,326        (344,387)
                                                     ----------      ----------
Distributions to Shareholders:
  From net investment income:
     Initial Class                                           --            (748)
     Service Class                                           --              --
                                                     ----------      ----------
                                                             --            (748)
                                                     ----------      ----------
  From net realized gains:
     Initial Class                                           --              --
     Service Class                                           --              --
                                                     ----------      ----------
                                                             --              --
                                                     ----------      ----------
Capital Share Transactions:
  Proceeds from shares sold:
     Initial Class                                       40,112         141,441
     Service Class                                          106              --
                                                     ----------      ----------
                                                         40,218         141,441
                                                     ----------      ----------
  Dividends and distributions reinvested:
     Initial Class                                           --             748
     Service Class                                           --              --
                                                     ----------      ----------
                                                             --             748
                                                     ----------      ----------
  Cost of shares redeemed:
     Initial Class                                      (73,798)       (222,304)
     Service Class                                           --              --
                                                     ----------      ----------
                                                        (73,798)       (222,304)
                                                     ----------      ----------
                                                        (33,580)        (80,115)
                                                     ----------      ----------
Net increase (decrease) in net assets                    52,746        (425,250)
                                                     ----------      ----------
Net Assets:
  Beginning of period                                   652,427       1,077,677
                                                     ----------      ----------
  End of period                                     $   705,173     $   652,427
                                                     ==========      ==========
Accumulated Net Investment
  Income (Loss)                                     $    (1,303)    $         0
                                                     ==========      ==========

Share Activity:
  Shares issued:
     Initial Class                                        2,939           8,856
     Service Class                                            7              --
                                                     ----------      ----------
                                                          2,946           8,856
                                                     ----------      ----------
  Shares issued-reinvested from distributions:
     Initial Class                                           --              52
     Service Class                                           --              --
                                                     ----------      ----------
                                                             --              52
                                                     ----------      ----------
  Shares redeemed:
     Initial Class                                       (5,494)        (14,158)
     Service Class                                           --              --
                                                     ----------      ----------
                                                         (5,494)        (14,158)
                                                     ----------      ----------
Net increase (decrease) in shares
  outstanding                                            (2,548)         (5,250)
                                                     ==========      ==========

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          Van Kampen Emerging Growth 5

Van Kampen Emerging Growth

================================================================================
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2003)

                                For a share outstanding throughout each period (a)
                             ---------------------------------------------------------
                                                     Investment Operations
                                         ---------------------------------------------
                              Net Asset
                   For the      Value,         Net         Net Realized
                   Period     Beginning     Investment    and Unrealized      Total
                  Ended (b)   of Period   Income (Loss)     Gain (Loss)    Operations
--------------------------------------------------------------------------------------
Initial Class   06/30/2003    $  13.00     $   (0.03)        $   1.83       $   1.80
                12/31/2002       19.44         (0.04)           (6.39)         (6.43)
                12/31/2001       29.66           0.01           (9.84)         (9.83)
                12/31/2000       46.01         (0.13)           (4.55)         (4.68)
                12/31/1999       26.92         (0.15)           26.83          26.68
                12/31/1998       20.37         (0.08)            7.56           7.48
--------------------------------------------------------------------------------------
Service Class   06/30/2003       13.83         (0.02)            0.99           0.97
--------------------------------------------------------------------------------------
                 For a share outstanding throughout each period (a)
                -----------------------------------------------------
                             Distributions
                ----------------------------------------
                                                           Net Asset
                  From Net     From Net                     Value,
                 Investment    Realized       Total           End
                   Income       Gains     Distributions    of Period
--------------------------------------------------------------------
Initial Class    $      --    $      --     $      --     $   14.80
                     (0.01)          --         (0.01)        13.00
                     (0.02)       (0.37)        (0.39)        19.44
                     (0.41)      (11.26)       (11.67)        29.66
                     (0.21)       (7.38)        (7.59)        46.01
                        --        (0.93)        (0.93)        26.92
--------------------------------------------------------------------
Service Class           --           --            --         14.80
--------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------
                                                                    Ratio of Expenses
                                                  Net Assets,           to Average          Net Investment
                   For the                           End of           Net Assets (f)         Income (Loss)     Portfolio
                   Period           Total            Period      -----------------------      to Average       Turnover
                  Ended (b)     Return (c)(g)       (000's)       Net (d)     Total (e)     Net Assets (f)     Rate (g)
------------------------------------------------------------------------------------------------------------------------
Initial Class   06/30/2003           13.85%       $   705,062       0.86%        0.86%           (0.40)%           93%
                12/31/2002          (33.06)           652,427       0.88         0.88            (0.27)           231
                12/31/2001          (33.23)         1,077,677       0.92         0.92             0.06            178
                12/31/2000          (11.92)         1,840,848       0.85         0.85            (0.26)           121
                12/31/1999          105.16          1,916,025       0.87         0.87            (0.44)           118
                12/31/1998           37.33            853,440       0.89         0.89            (0.36)           100
------------------------------------------------------------------------------------------------------------------------
Service Class   06/30/2003            7.01                111       1.14         1.14            (0.69)            93
------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS:

(a) Per share information is calculated based on average number of shares outstanding.

(b)   The inception dates of the Fund's share classes are as follows:
        Initial Class-March 1, 1993
        Service Class-May 1, 2003

(c) Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d) Ratio of Net Expenses to Average Net Assets is net of fee waivers by the investment adviser, if any (see note 2).

(e) Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser, or affiliated brokerage and custody earning credits.

(f)   Annualized.

(g)   Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          Van Kampen Emerging Growth 6

Van Kampen Emerging Growth

================================================================================
NOTES TO FINANCIAL STATEMENTS
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Fund, Inc. ("ATSF") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATSF serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Van Kampen Emerging Growth ("the Fund"), part of ATSF, began operations on March 1, 1993.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

Multiple class operations and expenses: In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The Fund currently offers two classes of shares, an Initial Class and a Service Class. The Service Class was opened on May 1, 2003. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with GAAP.

Security valuations: Fund investments traded on an exchange are valued at the last reported sales price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2003, was paying an interest rate of 0.75%.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATSF has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATSF, or by any other party. Directed commissions during the six-months ended June 30, 2003, of $122 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain in the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          Van Kampen Emerging Growth 7

Van Kampen Emerging Growth

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. FEES AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator and transfer agent. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.80% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.00% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Plan of Distribution: Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATSF entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, ATSF, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Initial class          0.15%
  Service class          0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2004. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. Transfer agent fees are reflected separately from Administration fees on the Statement of Operations. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. ATFS provides its services to the Fund at cost and is reimbursed monthly.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-adviser for the six-months ended June 30, 2003, were $27.

Deferred compensation plan: Each eligible Fund Director may elect participation in the Deferred Compensation Plan for Directors of ATSF ("the Plan"). Under the Plan, such Directors may defer payment of a percentage of their total fees earned as a Fund Director. These deferred amounts may be invested in any portfolio of the IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2003, the value of invested plan amounts was $20. Invested plan amounts and the total liability for deferred compensation to the Directors under the Plan at June 30, 2003, are included in Net assets in the accompanying Statement of Assets and Liabilities.

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          Van Kampen Emerging Growth 8

Van Kampen Emerging Growth

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended June 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                                   $580,293
  U.S. Government                                                             --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                                    576,940
  U.S. Government                                                             --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

      Capital Loss
      Carryforward                               Available through
      ------------                               -----------------

        $435,452                                 December 31, 2009
         289,142                                 December 31, 2010

The Fund has elected to treat the net capital losses incurred in the two month period prior to December 31, 2002 of $20,415 (Post-October Loss Deferred) as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, are as follows:

Federal Tax Cost Basis                                                $ 659,227
                                                                      =========
Unrealized Appreciation                                               $ 109,596
Unrealized (Depreciation)                                                (4,350)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $ 105,246
                                                                      =========

AEGON/Transamerica Series Fund, Inc.                     Semi-Annual Report 2003


                          Van Kampen Emerging Growth 9

                               FORM N-CSR(2 OF 3)

ITEM 2 (CODE OF ETHICS): Not applicable to this filing.

ITEM 3 (AUDIT COMMITTEE FINANCIAL EXPERT): Not applicable to this filing.

ITEM 4 (PRINCIPAL ACCOUNTANT FEES AND SERVICES): Not applicable to this filing.

ITEM 5 (RESERVED)

ITEM 6 (RESERVED)

ITEM 7 (DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES): Not applicable to this filing.

ITEM 8 (RESERVED)

ITEM 9 (CONTROLS AND PROCEDURES):

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10 (EXHIBITS):

       SUB-ITEM 10a - Not applicable to this filing.

       SUB-ITEM 10b - Included with this filing.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  AEGON/Transamerica Series Fund, Inc.

                  By:   /s/ Brian C. Scott
                       ---------------------------------------------------------
                          President and Chief Executive Officer

                  Date  September 4, 2003
                       ---------------------------------------------------------

                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                  By:     /s/ Brian C. Scott
                       ---------------------------------------------------------
                          President and Chief Executive Officer

                  Date    September 4, 2003
                       ------------------------

                  By:     /s/ Kim D. Day
                       ---------------------------------------------------------
                          Vice President, Treasurer and Principal
                          Financial Officer

                  Date    September 4, 2003
                       ------------------------

                                  EXHIBIT INDEX

Exhibit No.     Description of Exhibit
-----------     ----------------------
10(b)(1)        Section 302 N-CSR Certification of Principal Executive Officer
10(b)(2)        Section 302 N-CSR Certification of Principal Financial Officer
10(b)(3)        Section 906 N-CSR Certification of Principal Executive Officer
10(b)(4)        Section 906 N-CSR Certification of Principal Financial Officer